UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number:                 811-07572
                                    ------------------------------------



                     Principal Investors Fund, Inc.
 -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    711 High Street Des Moines, IA 50392-2080
 -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Princor Financial Services Corporation Des Moines, IA 50392-2080
 -----------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code:          515 247-5476
                                                   ---------------------------

Date of fiscal year end:     October 31, 2004
                        ----------------------------

Date of reporting period:   April 30, 2004
                        ----------------------------

Item 1. Report to Shareholders.

                         SUPPLEMENT DATED JUNE 23, 2004
                      TO THE PRINCIPAL INVESTORS FUND, INC.
                        PROSPECTUSES DATED MARCH 1, 2004
                 AND THE SEMI-ANNUAL REPORT DATED APRIL 30, 2004

The following language should be added with regard to the Principal Investors Fund, Inc. - Capital Preservation Fund as follows:

In the prospectuses, insert the following as an additional paragraph to the Main Risks section for this fund. And, in the Semi-Annual Report, insert the following on page 58 as the final paragraph of the Security Valuation section of Note 2. Significant Accounting Policies.

The Capital Preservation Fund may not be able to maintain a constant net asset value if any government or self-regulatory agency determines that it is not appropriate to value Wrapper Agreements as offsetting the market value fluctuations of the Covered Assets. The staff of the SEC has inquired as to the valuation methodology for Wrapper Agreements commonly used by "stable value" mutual funds, including the Capital Preservation Fund. In the event that the SEC determines that the valuation method currently used by "stable value" mutual funds is no longer an acceptable practice, the fair value of the Wrapper Agreements would be different and may result in an increase or decrease to the Capital Preservation Fund's net asset value.

FV 225 S


                               TABLE OF CONTENTS
                                                                       PAGE
Financial Statements and Highlights
 Statements of Assets and Liabilities.................................... 2
 Statements of Operations .............................................. 18
 Statements of Changes in Net Assets.................................... 34
 Notes to Financial Statements.......................................... 57
 Schedules of Investments
  Bond & Mortgage Securities Fund.......................................102
  Capital Preservation Fund.............................................115
  Government Securities Fund............................................123
  High Quality Intermediate-Term Bond Fund..............................124
  High Quality Long-Term Bond Fund......................................132
  High Quality Short-Term Bond Fund.....................................139
  International Emerging Markets Fund...................................146
  International Fund I..................................................149
  International Fund II ................................................152
  LargeCap Blend Fund I.................................................155
  LargeCap Growth Fund..................................................159
  LargeCap S&P 500 Index Fund...........................................161
  LargeCap Value Fund...................................................169
  MidCap Blend Fund.....................................................171
  MidCap Growth Fund....................................................174
  MidCap S&P 400 Index Fund.............................................177
  MidCap Value Fund.....................................................184
  Money Market Fund.....................................................187
  Partners International Fund...........................................190
  Partners LargeCap Blend Fund..........................................195
  Partners LargeCap Blend Fund I........................................201
  Partners LargeCap Growth Fund.........................................205
  Partners LargeCap Growth Fund I.......................................209
  Partners LargeCap Growth Fund II......................................211
  Partners LargeCap Value Fund..........................................213
  Partners MidCap Growth Fund...........................................216
  Partners MidCap Growth Fund I.........................................219
  Partners MidCap Value Fund............................................222
  Partners MidCap Value Fund I..........................................224
  Partners SmallCap Blend Fund..........................................226
  Partners SmallCap Growth Fund I.......................................230
  Partners SmallCap Growth Fund II......................................233
  Partners SmallCap Value Fund..........................................235
  Partners SmallCap Value Fund I........................................237
  Preferred Securities Fund.............................................246
  Principal LifeTime 2010 Fund..........................................250
  Principal LifeTime 2020 Fund..........................................251
  Principal LifeTime 2030 Fund..........................................252
  Principal LifeTime 2040 Fund..........................................253
  Principal LifeTime 2050 Fund..........................................254
  Principal LifeTime Strategic Income Fund..............................255
  Real Estate Securities Fund...........................................256
  SmallCap Blend Fund...................................................257
  SmallCap Growth Fund..................................................263
  SmallCap S&P 600 Index Fund...........................................267
  SmallCap Value Fund...................................................277
 Financial Highlights................................................... 280
Board of Directors......................................................410

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                              BOND & MORTGAGE     CAPITAL
                                SECURITIES     PRESERVATION      GOVERNMENT
                                   FUND            FUND        SECURITIES FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ......................   $575,953,113    $ 82,289,670     $109,970,649
                               ============    ============     ============
ASSETS
Investment in securities--at
 value......................   $572,288,300    $ 82,325,409     $109,271,707
Cash........................      4,141,055           2,614           10,833
Receivables:
 Capital Shares sold........        716,124         155,975           70,351
 Dividends and interest.....      5,061,627         405,158          479,973
 Expense reimbursement from
  Manager...................          2,782             783               --
 Investment securities sold.      3,022,231              --        6,867,139
Wrapper agreements..........             --         204,186               --
                               ------------    ------------     ------------
                Total Assets    585,232,119      83,094,125      116,700,003
LIABILITIES
Accrued management and
 investment advisory fees...         44,840           6,763            7,201
Accrued administrative
 service fees...............          2,129             824              346
Accrued distribution fees...         13,223           4,959            8,171
Accrued service fees........          2,669             970              435
Accrued transfer and
 administrative fees........         76,503          22,868           86,446
Accrued other expenses......          9,207          13,182            8,244
Payables:
 Investment securities
  purchased.................     78,014,361       3,657,535        6,875,313
 Reverse repurchase
  agreements................      2,211,215              --               --
 Unrealized loss on swap
  agreements................        579,118              --               --
                               ------------    ------------     ------------
           Total Liabilities     80,953,265       3,707,101        6,986,156
                               ------------    ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.........   $504,278,854    $ 79,387,024     $109,713,847
                               ============    ============     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional paid-in-capital.   $507,470,949    $ 79,247,953     $111,432,951
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)...........         28,907         139,071           (1,883)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).......      1,022,929         (35,739)      (1,018,279)
Net unrealized appreciation
 (depreciation) of
 investments................     (4,243,931)       (168,447)        (698,942)
Net unrealized appreciation
 (depreciation) on wrapper
 agreements.................             --         204,186               --
                               ------------    ------------     ------------
            Total Net Assets   $504,278,854    $ 79,387,024     $109,713,847
                               ============    ============     ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized...........    133,000,000     405,000,000      125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets.....................   $ 24,729,837    $ 20,947,187     $  2,947,902
  Shares issued and
 outstanding................      2,330,664       2,094,719          288,642
  Net asset value per share.   $      10.61    $      10.00     $      10.21
                               ============    ============     ============

Advisors Select: Net Assets.   $ 22,727,005    $  6,857,125     $  4,382,285
  Shares issued and
 outstanding................      2,147,233         685,713          429,115
  Net asset value per share.   $      10.58    $      10.00     $      10.21
                               ============    ============     ============

Class J: Net Assets.........   $135,139,140    $ 45,771,291     $ 95,363,527
  Shares issued and
 outstanding................     12,648,399       4,577,126        9,284,823
  Net asset value per share
 /(a)/ .....................   $      10.68    $      10.00     $      10.27
                               ============    ============     ============

Institutional: Net Assets...   $279,371,100    $  1,942,603     $     10,005
  Shares issued and
 outstanding................     26,233,138         194,261              976
  Net asset value per share.   $      10.65    $      10.00     $      10.25
                               ============    ============     ============

Preferred: Net Assets.......   $ 40,355,191    $  2,155,885     $  6,151,422
  Shares issued and
 outstanding................      3,800,131         215,588          601,082
  Net asset value per share.   $      10.62    $      10.00     $      10.23
                               ============    ============     ============

Select: Net Assets..........   $  1,956,581    $  1,712,933     $    858,706
  Shares issued and
 outstanding................        182,269         171,294           83,921
  Net asset value per share.   $      10.73    $      10.00     $      10.23
                               ============    ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                  HIGH QUALITY     HIGH QUALITY   HIGH QUALITY
                                INTERMEDIATE-TERM   LONG-TERM      SHORT-TERM
                                    BOND FUND       BOND FUND      BOND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ........................    $ 72,979,711     $ 15,222,401   $ 47,091,380
                                  ============     ============   ============
ASSETS
Investment in securities--at
 value........................    $ 72,541,592     $ 15,686,969   $ 47,161,656
Cash..........................          10,636           10,062         20,170
Receivables:
 Capital Shares sold..........         174,131           10,538        137,459
 Dividends and interest.......         554,330          152,732        428,726
 Expense reimbursement from
  Manager.....................              94              180             --
 Investment securities sold...       1,074,297               --             --
                                  ------------     ------------   ------------
                  Total Assets      74,355,080       15,860,481     47,748,011
LIABILITIES
Accrued management and
 investment advisory fees.....           4,312            1,021          3,118
Accrued administrative service
 fees.........................           1,073              140            106
Accrued distribution fees.....           3,099              916          3,508
Accrued service fees..........           1,264              181            139
Accrued transfer and
 administrative fees..........          17,466           12,208         18,434
Accrued other expenses........           4,924            5,295          1,706
Payables:
 Investment securities
  purchased...................       8,128,459          368,320         40,168
 Reverse repurchase agreements         343,967               --             --
 Unrealized loss on swap
  agreements..................          91,004           21,510             --
                                  ------------     ------------   ------------
             Total Liabilities       8,595,568          409,591         67,179
                                  ------------     ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...........    $ 65,759,512     $ 15,450,890   $ 47,680,832
                                  ============     ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..............    $ 65,697,058     $ 14,927,155   $ 47,532,701
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)........................          49,484            4,567         37,565
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).........         542,093           76,110         40,290
Net unrealized appreciation
 (depreciation) of investments        (529,123)         443,058         70,276
                                  ------------     ------------   ------------
              Total Net Assets    $ 65,759,512     $ 15,450,890   $ 47,680,832
                                  ============     ============   ============
CAPITAL STOCK (PAR VALUE: $.01
 A SHARE):
Shares authorized.............     125,000,000      125,000,000    125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets    $ 34,175,714     $    148,924   $    908,689
  Shares issued and
 outstanding..................       3,286,279           14,283         88,102
  Net asset value per share...    $      10.40     $      10.43   $      10.31
                                  ============     ============   ============

Advisors Select: Net Assets...    $  1,432,937     $  2,247,262   $    264,499
  Shares issued and
 outstanding..................         137,952          215,383         25,827
  Net asset value per share...    $      10.39     $      10.43   $      10.24
                                  ============     ============   ============

Class J: Net Assets...........    $ 19,946,237     $  9,635,081   $ 42,289,241
  Shares issued and
 outstanding..................       1,910,040          911,834      4,119,956
  Net asset value per share
 /(a)/ .......................    $      10.44     $      10.57   $      10.26
                                  ============     ============   ============

Institutional: Net Assets.....    $     10,182     $     10,287   $     10,028
  Shares issued and
 outstanding..................             971              965            977
  Net asset value per share...    $      10.49     $      10.66   $      10.26
                                  ============     ============   ============

Preferred: Net Assets.........    $ 10,183,020     $  3,312,614   $  4,197,141
  Shares issued and
 outstanding..................         977,771          317,822        409,377
  Net asset value per share...    $      10.41     $      10.42   $      10.25
                                  ============     ============   ============

Select: Net Assets............    $     11,422     $     96,722   $     11,234
  Shares issued and
 outstanding..................           1,098            9,271          1,104
  Net asset value per share...    $      10.40     $      10.43   $      10.18
                                  ============     ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                              INTERNATIONAL
                                EMERGING     INTERNATIONAL     INTERNATIONAL
                              MARKETS FUND      FUND I            FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ......................  $ 25,359,945   $ 77,427,882     $321,505,084
                              ============   ============     ============
FOREIGN CURRENCY--AT COST ..  $     74,808   $    949,825     $         --
                              ============   ============     ============
ASSETS
Investment in securities--at
 value......................  $ 27,530,496   $ 82,381,823     $350,617,718/(b)/
Foreign currency--at value..        74,537        949,065               --
Cash........................         1,782         18,977           35,210
Receivables:
 Capital Shares sold........            --        151,444          458,405
 Dividends and interest.....       107,006        401,411          875,388
 Expense reimbursement from
  Manager...................            --             --               21
 Investment securities sold.         6,405      1,596,670               --
                              ------------   ------------     ------------
                Total Assets    27,720,226     85,499,390      351,986,742
LIABILITIES
Accrued management and
 investment advisory fees...         6,495         12,627           52,773
Accrued administrative
 service fees...............           228            558              188
Accrued distribution fees...         1,844          4,667            1,424
Accrued service fees........           280            693              224
Accrued transfer and
 administrative fees........         5,677         24,479            7,940
Accrued other expenses......         5,092            967            4,758
Payables:
 Capital Shares reacquired..        40,879             --               --
 Deferred foreign tax.......         4,966             --               --
 Investment securities
  purchased.................            --      1,149,380          715,871
Collateral obligation on
 securities loaned, at value            --             --       38,846,922
                              ------------   ------------     ------------
           Total Liabilities        65,461      1,193,371       39,630,100
                              ------------   ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.........  $ 27,654,765   $ 84,306,019     $312,356,642
                              ============   ============     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional paid-in-capital.  $ 24,134,354   $ 81,023,135     $257,692,649
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)...........       (27,202)        93,025        1,077,932
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).......     1,383,807     (1,767,638)      24,488,684
Net unrealized appreciation
 (depreciation) of
 investments................     2,165,585      4,953,941       29,112,634
Net unrealized appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies.................        (1,779)         3,556          (15,257)
                              ------------   ------------     ------------
            Total Net Assets  $ 27,654,765   $ 84,306,019     $312,356,642
                              ============   ============     ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized...........   125,000,000    365,000,000      130,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets.....................  $  2,725,051   $  7,125,337     $  4,172,675
  Shares issued and
 outstanding................       198,184        812,940          435,392
  Net asset value per share.  $      13.75   $       8.76     $       9.58
                              ============   ============     ============

Advisors Select: Net Assets.  $  1,739,309   $  5,389,795     $  1,900,023
  Shares issued and
 outstanding................       126,769        618,053          206,289
  Net asset value per share.  $      13.72   $       8.72     $       9.21
                              ============   ============     ============

Class J: Net Assets.........  $ 18,440,637   $ 49,154,066     $ 13,811,262
  Shares issued and
 outstanding................     1,355,170      5,623,743        1,491,268
  Net asset value per share
 /(a)/ .....................  $      13.61   $       8.74     $       9.26
                              ============   ============     ============

Institutional: Net Assets...  $     13,305   $ 12,045,484     $291,470,077
  Shares issued and
 outstanding................           966      1,377,134       31,228,436
  Net asset value per share.  $      13.77   $       8.75     $       9.33
                              ============   ============     ============

Preferred: Net Assets.......  $  3,010,655   $  9,254,092     $    882,194
  Shares issued and
 outstanding................       218,134      1,055,797           94,946
  Net asset value per share.  $      13.80   $       8.77     $       9.29
                              ============   ============     ============

Select: Net Assets..........  $  1,725,808   $  1,337,245     $    120,411
  Shares issued and
 outstanding................       125,109        150,805           12,993
  Net asset value per share.  $      13.79   $       8.87     $       9.27
                              ============   ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(b) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   LARGECAP
                                     LARGECAP      LARGECAP      S&P 500 INDEX
                                   BLEND FUND I   GROWTH FUND        FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated
 securities--at cost.............  $         --  $         --    $    603,608
Investment in securities--at cost    11,597,715   112,233,306     589,103,280
                                   ------------  ------------    ------------
TOTAL INVESTMENTS--AT COST ......  $ 11,597,715  $112,233,306    $589,706,888
                                   ============  ============    ============
ASSETS
Investment in affiliated
 securities--at value............  $         --  $         --    $    682,984
Investment in securities--at
 value...........................    13,122,258   122,726,987     638,842,846
Cash.............................        10,001        10,813          11,458
Receivables:
 Capital Shares sold.............            48       129,309         661,774
 Dividends and interest..........        11,912        64,644         652,919
 Investment securities sold......        80,292            --         763,507
                                   ------------  ------------    ------------
                     Total Assets    13,224,511   122,931,753     641,615,488
LIABILITIES
Accrued management and investment
 advisory fees...................         1,318        10,329          15,968
Accrued administrative service
 fees............................            12            64           5,614
Accrued distribution fees........            14         1,309          23,068
Accrued service fees.............            15            83           6,993
Accrued transfer and
 administrative fees.............            --        12,716         101,451
Accrued other expenses...........            --         3,546          11,220
Payables:
 Investment securities purchased.        93,275     8,794,926         867,622
 Variation margin on futures
  contracts......................            --            --         125,775
                                   ------------  ------------    ------------
                Total Liabilities        94,634     8,822,973       1,157,711
                                   ------------  ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $ 13,129,877  $114,108,780    $640,457,777
                                   ============  ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $ 10,656,871  $110,022,902    $588,323,302
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........        39,248        70,388       1,737,468
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................       909,215    (6,478,191)        832,490
Net unrealized appreciation
 (depreciation) of investments...     1,524,543    10,493,681      49,564,517
                                   ------------  ------------    ------------
                 Total Net Assets  $ 13,129,877  $114,108,780    $640,457,777
                                   ============  ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   100,000,000   230,000,000     153,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...  $    124,340  $    799,391    $ 83,420,564
  Shares issued and outstanding..        10,000       125,788       9,833,774
  Net asset value per share......  $      12.43  $       6.36    $       8.48
                                   ============  ============    ============

Advisors Select: Net Assets......  $    124,260  $     29,496    $ 37,539,209
  Shares issued and outstanding..        10,000         4,828       4,425,437
  Net asset value per share......  $      12.43  $       6.11    $       8.48
                                   ============  ============    ============

Class J: Net Assets..............           N/A  $ 15,177,839    $210,786,448
  Shares issued and outstanding..                   2,564,565      25,048,537
  Net asset value per share /(a)/                $       5.92    $       8.42
                                                 ============    ============

Institutional: Net Assets........  $ 12,632,365  $ 95,774,323    $187,596,589
  Shares issued and outstanding..     1,014,114    15,725,834      22,244,654
  Net asset value per share......  $      12.46  $       6.09    $       8.43
                                   ============  ============    ============

Preferred: Net Assets............  $    124,489  $  2,280,920    $113,923,188
  Shares issued and outstanding..        10,000       368,972      13,365,273
  Net asset value per share......  $      12.45  $       6.18    $       8.52
                                   ============  ============    ============

Select: Net Assets...............  $    124,423  $     46,811    $  7,191,779
  Shares issued and outstanding..        10,000         7,451         846,091
  Net asset value per share......  $      12.44  $       6.28    $       8.50
                                   ============  ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                     LARGECAP       MIDCAP          MIDCAP
                                    VALUE FUND    BLEND FUND      GROWTH FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST  $ 91,955,891  $ 60,183,417    $ 20,233,998
                                   ============  ============    ============
ASSETS
Investment in securities--at
 value...........................  $ 96,527,567  $ 66,869,096    $ 20,438,007
Cash.............................        10,031        10,191          10,046
Receivables:
 Capital Shares sold.............        75,755        34,037          42,835
 Dividends and interest..........        90,150        20,244           7,226
 Investment securities sold......        39,915        70,140         549,648
                                   ------------  ------------    ------------
                     Total Assets    96,743,418    67,003,708      21,047,762
LIABILITIES
Accrued management and investment
 advisory fees...................         7,895         7,221           2,256
Accrued administrative service
 fees............................           144           162              24
Accrued distribution fees........         1,386         5,023           1,187
Accrued service fees.............           190           206              29
Accrued transfer and
 administrative fees.............         9,645        26,665           9,407
Accrued other expenses...........         5,413         4,196           7,628
Payables:
 Capital Shares reacquired.......            --            --          10,226
 Investment securities purchased.            --       329,717         520,803
                                   ------------  ------------    ------------
                Total Liabilities        24,673       373,190         551,560
                                   ------------  ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $ 96,718,745  $ 66,630,518    $ 20,496,202
                                   ============  ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $ 88,563,933  $ 54,813,127    $ 23,077,303
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........       397,819       (28,801)        (76,303)
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................     3,185,317     5,160,513      (2,708,807)
Net unrealized appreciation
 (depreciation) of investments...     4,571,676     6,685,679         204,009
                                   ------------  ------------    ------------
                 Total Net Assets  $ 96,718,745  $ 66,630,518    $ 20,496,202
                                   ============  ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   125,000,000   125,000,000     125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...  $     26,323  $  2,415,476    $     23,848
  Shares issued and outstanding..         2,550       196,107           4,357
  Net asset value per share......  $      10.32  $      12.32    $       5.47
                                   ============  ============    ============

Advisors Select: Net Assets......  $  1,797,501  $    256,473    $    641,493
  Shares issued and outstanding..       173,689        20,882         118,001
  Net asset value per share......  $      10.35  $      12.28    $       5.44
                                   ============  ============    ============

Class J: Net Assets..............  $ 15,476,109  $ 58,943,463    $ 13,644,382
  Shares issued and outstanding..     1,503,582     4,837,467       2,656,578
  Net asset value per share /(a)/  $      10.29  $      12.18    $       5.14
                                   ============  ============    ============

Institutional: Net Assets........  $ 74,873,268  $     10,831    $  6,134,946
  Shares issued and outstanding..     7,258,200           882       1,154,599
  Net asset value per share......  $      10.32  $      12.28    $       5.31
                                   ============  ============    ============

Preferred: Net Assets............  $  4,532,187  $  4,993,349    $     27,415
  Shares issued and outstanding..       438,011       405,431           4,954
  Net asset value per share......  $      10.35  $      12.32    $       5.53
                                   ============  ============    ============

Select: Net Assets...............  $     13,357  $     10,926    $     24,118
  Shares issued and outstanding..         1,296           878           4,381
  Net asset value per share......  $      10.31  $      12.44    $       5.51
                                   ============  ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                      MIDCAP                         MONEY
                                   S&P 400 INDEX     MIDCAP          MARKET
                                       FUND        VALUE FUND         FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST  $ 44,637,171   $ 62,589,319    $178,047,827
                                   ============   ============    ============
ASSETS
Investment in securities--at
 value...........................  $ 50,352,890   $ 64,598,423    $178,047,827
Cash.............................        13,056         10,242           4,270
Receivables:
 Capital Shares sold.............       105,592        121,180         457,301
 Dividends and interest..........        39,081         40,302          79,952
 Expense reimbursement from
  Manager........................            --             --           8,077
 Investment securities sold......       388,238        668,291              --
                                   ------------   ------------    ------------
                     Total Assets    50,898,857     65,438,438     178,597,427
LIABILITIES
Accrued management and investment
 advisory fees...................         1,281          7,100          11,581
Accrued administrative service
 fees............................           753             42             671
Accrued distribution fees........         2,012          5,321           9,535
Accrued service fees.............           966             49             841
Accrued transfer and
 administrative fees.............        13,919         37,619          67,058
Accrued other expenses...........         4,778          6,253           3,275
Payables:
 Capital Shares reacquired.......            --          6,088              --
 Investment securities purchased.       201,115         79,012              --
 Variation margin on futures
  contracts......................        15,200             --              --
                                   ------------   ------------    ------------
                Total Liabilities       240,024        141,484          92,961
                                   ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $ 50,658,833   $ 65,296,954    $178,504,466
                                   ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $ 44,295,543   $ 59,292,673    $178,504,466
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........        60,406        (28,521)             --
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................       632,815      4,023,698              --
Net unrealized appreciation
 (depreciation) of investments...     5,670,069      2,009,104              --
                                   ------------   ------------    ------------
                 Total Net Assets  $ 50,658,833   $ 65,296,954    $178,504,466
                                   ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   125,000,000    125,000,000     665,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...  $  4,705,791   $  1,330,521    $  5,640,038
  Shares issued and outstanding..       404,253        109,946       5,640,038
  Net asset value per share......  $      11.64   $      12.10    $      1.000
                                   ============   ============    ============

Advisors Select: Net Assets......  $  6,398,464   $    111,745    $  6,902,724
  Shares issued and outstanding..       550,032          9,196       6,902,724
  Net asset value per share......  $      11.63   $      12.15    $      1.000
                                   ============   ============    ============

Class J: Net Assets..............  $ 17,345,593   $ 62,883,427    $108,872,107
  Shares issued and outstanding..     1,522,594      5,220,247     108,872,107
  Net asset value per share /(a)/  $      11.39   $      12.05    $      1.000
                                   ============   ============    ============

Institutional: Net Assets........  $     11,378   $    708,416    $ 41,619,699
  Shares issued and outstanding..           992         58,698      41,619,699
  Net asset value per share......  $      11.47   $      12.07    $      1.000
                                   ============   ============    ============

Preferred: Net Assets............  $ 20,247,241   $    220,835    $ 11,812,305
  Shares issued and outstanding..     1,737,705         18,322      11,812,305
  Net asset value per share......  $      11.65   $      12.05    $      1.000
                                   ============   ============    ============

Select: Net Assets...............  $  1,950,366   $     42,010    $  3,657,593
  Shares issued and outstanding..       167,607          3,499       3,657,593
  Net asset value per share......  $      11.64   $      12.01    $      1.000
                                   ============   ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                     PARTNERS       PARTNERS       PARTNERS
                                   INTERNATIONAL    LARGECAP       LARGECAP
                                       FUND        BLEND FUND    BLEND FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST  $  9,896,142   $471,598,723   $ 26,894,109
                                   ============   ============   ============
FOREIGN CURRENCY--AT COST .......  $    196,174   $         --   $         --
                                   ============   ============   ============
ASSETS
Investment in securities--at
 value...........................  $ 10,022,385   $483,630,877   $ 29,382,418
Foreign currency--at value.......       196,217             --             --
Cash.............................            --      4,323,939        245,724
Receivables:
 Capital Shares sold.............            --     52,931,525          7,861
 Dividends and interest..........        49,316        412,737         35,736
 Investment securities sold......        51,637      1,330,566         16,289
                                   ------------   ------------   ------------
                     Total Assets    10,319,555    542,629,644     29,688,028
LIABILITIES
Accrued management and investment
 advisory fees...................         1,882         61,126          2,241
Accrued administrative service
 fees............................            --          1,572            187
Accrued distribution fees........            --          4,312          2,040
Accrued service fees.............            --          1,970            233
Accrued transfer and
 administrative fees.............            --         10,877          8,731
Accrued other expenses...........            --          4,990            221
Payables:
 Investment securities purchased.        60,287      3,619,818         47,111
 Cash overdraft..................         5,915             --             --
 Variation margin on futures
  contracts......................            --         22,000            800
                                   ------------   ------------   ------------
                Total Liabilities        68,084      3,726,665         61,564
                                   ------------   ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $ 10,251,471   $538,902,979   $ 29,626,464
                                   ============   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $ 10,000,000   $494,711,819   $ 29,487,650
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........        44,132        885,203         24,528
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................        81,888     31,279,003     (2,375,254)
Net unrealized appreciation
 (depreciation) of investments...       126,243     12,026,954      2,489,540
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in
 foreign currencies..............          (792)            --             --
                                   ------------   ------------   ------------
                 Total Net Assets  $ 10,251,471   $538,902,979   $ 29,626,464
                                   ============   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   180,000,000    190,000,000    125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...           N/A   $ 16,987,057   $  1,827,957
  Shares issued and outstanding..                    1,730,711        239,942
  Net asset value per share......                 $       9.82   $       7.62
                                                  ============   ============

Advisors Select: Net Assets......           N/A   $ 15,148,101   $  1,985,460
  Shares issued and outstanding..                    1,547,775        260,935
  Net asset value per share......                 $       9.79   $       7.61
                                                  ============   ============

Class J: Net Assets..............           N/A   $ 33,467,345   $ 22,102,024
  Shares issued and outstanding..                    3,456,902      2,929,015
  Net asset value per share /(a)/                 $       9.68   $       7.55
                                                  ============   ============

Institutional: Net Assets........  $ 10,251,471   $439,456,102   $      8,408
  Shares issued and outstanding..     1,000,000     44,709,849          1,112
  Net asset value per share......  $      10.25   $       9.83   $       7.56
                                   ============   ============   ============

Preferred: Net Assets............           N/A   $ 30,285,164   $  2,995,766
  Shares issued and outstanding..                    3,086,682        392,783
  Net asset value per share......                 $       9.81   $       7.63
                                                  ============   ============

Select: Net Assets...............           N/A   $  3,559,210   $    706,849
  Shares issued and outstanding..                      361,495         92,730
  Net asset value per share......                 $       9.85   $       7.62
                                                  ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                               PARTNERS         PARTNERS          PARTNERS
                            LARGECAP GROWTH  LARGECAP GROWTH   LARGECAP GROWTH
                                 FUND            FUND I            FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST......   $ 10,332,255     $637,819,423      $131,218,462
                             ============     ============      ============
ASSETS
Investment in
 securities--at value.....   $ 10,461,510     $685,345,991      $133,257,227
Cash......................        662,564       15,617,455         7,803,576
Receivables:
 Capital Shares sold......             12        1,205,560        10,053,026
 Dividends and interest...          4,860          550,408            87,442
 Expense reimbursement
  from Manager............            638              272               582
 Investment securities
  sold....................        195,112        3,909,093         1,887,761
Prepaid expenses..........          2,629               --                --
                             ------------     ------------      ------------
              Total Assets     11,327,325      706,628,779       153,089,614
LIABILITIES
Accrued management and
 investment advisory fees.          1,804           88,822            22,800
Accrued administrative
 service fees.............             12            2,061               375
Accrued distribution fees.            415            3,603               974
Accrued service fees......             15            2,538               456
Accrued transfer and
 administrative fees......          5,798            9,079             5,701
Accrued other expenses....             --            6,805             5,961
Payables:
 Capital Shares reacquired          1,580               --                --
 Foreign currency
  contracts...............             --               --            40,246
 Investment securities
  purchased...............        568,588        2,130,337         5,892,953
                             ------------     ------------      ------------
         Total Liabilities        578,212        2,243,245         5,969,466
                             ------------     ------------      ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.......   $ 10,749,113     $704,385,534      $147,120,148
                             ============     ============      ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital..........   $  9,564,502     $675,924,152      $141,899,372
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss).........        (20,741)         159,588            (3,579)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).....      1,076,097      (19,224,774)        3,225,836
Net unrealized
 appreciation
 (depreciation) of
 investments..............        129,255       47,526,568         2,038,765
Net unrealized
 appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies...............             --               --           (40,246)
                             ------------     ------------      ------------
          Total Net Assets   $ 10,749,113     $704,385,534      $147,120,148
                             ============     ============      ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized.........    290,000,000      290,000,000       210,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets...................   $    120,252     $ 29,885,201      $  6,923,307
  Shares issued and
 outstanding..............         10,000        4,165,455           941,662
  Net asset value per
 share....................   $      12.03     $       7.17      $       7.35
                             ============     ============      ============

Advisors Select: Net
 Assets...................   $    119,963     $ 20,587,948      $  3,049,759
  Shares issued and
 outstanding..............         10,000        2,932,089           417,022
  Net asset value per
 share....................   $      12.00     $       7.02      $       7.31
                             ============     ============      ============

Class J: Net Assets.......   $  4,814,920     $ 14,614,859      $  6,195,416
  Shares issued and
 outstanding..............        402,501        2,132,977           864,912
  Net asset value per
 share /(a)/..............   $      11.96     $       6.85      $       7.16
                             ============     ============      ============

Institutional: Net Assets.   $  5,452,671     $607,918,913      $125,690,559
  Shares issued and
 outstanding..............        450,000       84,633,193        16,753,848
  Net asset value per
 share....................   $      12.12     $       7.18      $       7.50
                             ============     ============      ============

Preferred: Net Assets.....   $    120,750     $ 27,533,381      $  4,633,389
  Shares issued and
 outstanding..............         10,000        3,846,860           624,047
  Net asset value per
 share....................   $      12.08     $       7.16      $       7.42
                             ============     ============      ============

Select: Net Assets........   $    120,557     $  3,845,232      $    627,718
  Shares issued and
 outstanding..............         10,000          540,795            84,818
  Net asset value per
 share....................   $      12.06     $       7.11      $       7.40
                             ============     ============      ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                   PARTNERS        PARTNERS        PARTNERS
                                LARGECAP VALUE   MIDCAP GROWTH   MIDCAP GROWTH
                                     FUND            FUND           FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ........................  $1,005,504,339   $ 32,554,949    $  4,984,158
                                ==============   ============    ============
ASSETS
Investment in securities--at
 value........................  $1,151,004,533   $ 34,937,441    $  4,963,441
Cash..........................       3,764,817        963,353          26,183
Receivables:
 Capital Shares sold..........       2,295,547         75,841              --
 Dividends and interest.......       1,340,943          7,131           1,273
 Expense reimbursement from
  Manager.....................              --            402              --
 Investment securities sold...         898,271        802,508              --
                                --------------   ------------    ------------
                  Total Assets   1,159,304,111     36,786,676       4,990,897
LIABILITIES
Accrued management and
 investment advisory fees.....         158,259          6,269             855
Accrued administrative service
 fees.........................           2,128            566              --
Accrued distribution fees.....           4,802          1,848              --
Accrued service fees..........           2,648            697              --
Accrued transfer and
 administrative fees..........           8,312          5,276              --
Accrued other expenses........           4,283          6,998              --
Payables:
 Investment securities
  purchased...................              --        313,556              --
                                --------------   ------------    ------------
             Total Liabilities         180,432        335,210             855
                                --------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...........  $1,159,123,679   $ 36,451,466    $  4,990,042
                                ==============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..............  $1,019,402,786   $ 35,706,086    $  5,000,000
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)........................       4,603,666       (232,170)         (9,957)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).........     (10,382,967)    (1,404,942)         20,716
Net unrealized appreciation
 (depreciation) of investments     145,500,194      2,382,492         (20,717)
                                --------------   ------------    ------------
              Total Net Assets  $1,159,123,679   $ 36,451,466    $  4,990,042
                                ==============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01
 A SHARE):
Shares authorized.............     290,000,000    125,000,000     180,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets  $   24,494,042   $  9,403,353             N/A
  Shares issued and
 outstanding..................       1,982,050      1,260,286
  Net asset value per share...  $        12.36   $       7.46
                                ==============   ============

Advisors Select: Net Assets...  $   25,876,300   $  4,809,309             N/A
  Shares issued and
 outstanding..................       2,146,788        658,226
  Net asset value per share...  $        12.05   $       7.31
                                ==============   ============

Class J: Net Assets...........  $   29,372,022   $ 13,962,258             N/A
  Shares issued and
 outstanding..................       2,437,221      1,987,304
  Net asset value per share
 /(a)/ .......................  $        12.05   $       7.03
                                ==============   ============

Institutional: Net Assets.....  $1,044,831,276   $      8,502    $  4,990,042
  Shares issued and
 outstanding..................      86,438,679          1,175         500,000
  Net asset value per share...  $        12.09   $       7.24    $       9.98
                                ==============   ============    ============

Preferred: Net Assets.........  $   31,759,140   $  8,258,208             N/A
  Shares issued and
 outstanding..................       2,622,750      1,107,402
  Net asset value per share...  $        12.11   $       7.46
                                ==============   ============

Select: Net Assets............  $    2,790,899   $      9,836             N/A
  Shares issued and
 outstanding..................         231,028          1,328
  Net asset value per share...  $        12.08   $       7.41
                                ==============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                    PARTNERS       PARTNERS        PARTNERS
                                  MIDCAP VALUE   MIDCAP VALUE   SMALLCAP BLEND
                                      FUND          FUND I           FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $147,303,083   $  4,923,848   $ 31,690,644
                                  ============   ============   ============
ASSETS
Investment in securities--at
 value..........................  $164,234,276   $  5,062,914   $ 31,569,482
Cash............................     8,887,738        142,653      1,990,516
Receivables:
 Capital Shares sold............     1,227,019             --    120,340,041
 Dividends and interest.........        35,105          2,347         13,190
 Expense reimbursement from
  Manager.......................           162             --             --
 Investment securities sold.....       155,266         19,034        407,068
                                  ------------   ------------   ------------
                    Total Assets   174,539,566      5,226,948    154,320,297
LIABILITIES
Accrued management and
 investment advisory fees.......        28,499            869          5,480
Accrued administrative service
 fees...........................           327             --             14
Accrued distribution fees.......         2,056             --             15
Accrued service fees............           405             --             17
Accrued transfer and
 administrative fees............         8,430             --             --
Accrued other expenses..........         4,584             --             --
Payables:
 Investment securities purchased     1,407,413         33,385        977,844
                                  ------------   ------------   ------------
               Total Liabilities     1,451,714         34,254        983,370
                                  ------------   ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $173,087,852   $  5,192,694   $153,336,927
                                  ============   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $147,107,249   $  5,000,001   $152,953,303
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................       (40,884)         4,822        (12,691)
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................     9,090,294         48,805        517,477
Net unrealized appreciation
 (depreciation) of investments..    16,931,193        139,066       (121,162)
                                  ------------   ------------   ------------
                Total Net Assets  $173,087,852   $  5,192,694   $153,336,927
                                  ============   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   110,000,000    180,000,000    165,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $  3,743,609            N/A   $    137,698
  Shares issued and outstanding.       286,936                        10,000
  Net asset value per share.....  $      13.05                  $      13.77
                                  ============                  ============

Advisors Select: Net Assets.....  $  3,971,121            N/A   $    137,304
  Shares issued and outstanding.       310,107                        10,000
  Net asset value per share.....  $      12.81                  $      13.73
                                  ============                  ============

Class J: Net Assets.............  $ 20,348,173            N/A            N/A
  Shares issued and outstanding.     1,599,858
  Net asset value per share
 /(a)/ .........................  $      12.72
                                  ============

Institutional: Net Assets.......  $139,552,613   $  5,192,694   $152,779,364
  Shares issued and outstanding.    10,661,073        500,000     11,014,440
  Net asset value per share.....  $      13.09   $      10.39   $      13.87
                                  ============   ============   ============

Preferred: Net Assets...........  $  4,507,786            N/A   $    144,548
  Shares issued and outstanding.       346,285                        10,455
  Net asset value per share.....  $      13.02                  $      13.83
                                  ============                  ============

Select: Net Assets..............  $    964,550            N/A   $    138,013
  Shares issued and outstanding.        74,351                        10,000
  Net asset value per share.....  $      12.97                  $      13.80
                                  ============                  ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                PARTNERS         PARTNERS          PARTNERS
                             SMALLCAP GROWTH  SMALLCAP GROWTH   SMALLCAP VALUE
                                 FUND I           FUND II            FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST.......   $ 66,095,158     $212,632,151     $194,380,218
                              ============     ============     ============
ASSETS
Investment in
 securities--at value......   $ 80,138,158     $235,862,461     $240,334,283
Cash.......................        554,459        8,393,930        9,967,757
Receivables:
 Capital Shares sold.......        390,439        1,212,559               --
 Dividends and interest....          6,107           51,964           87,041
 Expense reimbursement from
  Manager..................            438              419              332
 Investment securities sold      1,540,862          396,485           57,149
                              ------------     ------------     ------------
               Total Assets     82,630,463      245,917,818      250,446,562
LIABILITIES
Accrued management and
 investment advisory fees..         15,596           41,494           41,738
Accrued administrative
 service fees..............            154              386              494
Accrued distribution fees..            860              927              897
Accrued service fees.......            190              469              633
Accrued transfer and
 administrative fees.......          8,550            4,419            9,533
Accrued other expenses.....          3,718            5,174            3,348
Payables:
 Capital Shares reacquired.             --               --           45,346
 Investment securities
  purchased................        986,614               --        2,357,038
                              ------------     ------------     ------------
          Total Liabilities      1,015,682           52,869        2,459,027
                              ------------     ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES........   $ 81,614,781     $245,864,949     $247,987,535
                              ============     ============     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional paid-in-capital   $101,156,031     $216,915,661     $212,192,314
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)..........       (433,621)        (848,177)         (20,805)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)......    (33,150,629)       6,567,155      (10,138,039)
Net unrealized appreciation
 (depreciation) of
 investments...............     14,043,000       23,230,310       45,954,065
                              ------------     ------------     ------------
           Total Net Assets   $ 81,614,781     $245,864,949     $247,987,535
                              ============     ============     ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized..........    190,000,000      190,000,000      205,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets....................   $  2,408,898     $  5,990,859     $  5,340,603
  Shares issued and
 outstanding...............        327,304          793,546          375,473
  Net asset value per share   $       7.36     $       7.55     $      14.22
                              ============     ============     ============

Advisors Select: Net Assets   $  1,037,859     $  4,570,281     $  2,410,366
  Shares issued and
 outstanding...............        141,928          614,197          170,611
  Net asset value per share   $       7.31     $       7.44     $      14.13
                              ============     ============     ============

Class J: Net Assets........   $  8,036,817     $  4,964,106     $  6,542,318
  Shares issued and
 outstanding...............      1,133,823          689,382          465,456
  Net asset value per share
 /(a)/ ....................   $       7.09     $       7.20     $      14.06
                              ============     ============     ============

Institutional: Net Assets..   $ 67,415,397     $226,407,674     $218,676,190
  Shares issued and
 outstanding...............      9,005,979       29,515,988       15,111,458
  Net asset value per share   $       7.49     $       7.67     $      14.47
                              ============     ============     ============

Preferred: Net Assets......   $  2,444,545     $  3,149,582     $ 14,998,783
  Shares issued and
 outstanding...............        327,314          413,537        1,043,288
  Net asset value per share   $       7.47     $       7.62     $      14.38
                              ============     ============     ============

Select: Net Assets.........   $    271,265     $    782,447     $     19,275
  Shares issued and
 outstanding...............         36,614          103,389            1,348
  Net asset value per share   $       7.41     $       7.57     $      14.30
                              ============     ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                    PARTNERS       PREFERRED       PRINCIPAL
                                 SMALLCAP VALUE   SECURITIES       LIFETIME
                                     FUND I          FUND          2010 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated
 securities--at cost...........   $         --   $         --    $218,191,223
Investment in securities--at
 cost..........................     78,677,861    165,332,185              --
                                  ------------   ------------    ------------
TOTAL INVESTMENTS--AT COST ....   $ 78,677,861   $165,332,185    $218,191,223
                                  ============   ============    ============
ASSETS
Investment in affiliated
 securities--at value..........   $         --   $         --    $232,375,549
Investment in securities--at
 value.........................     91,874,130    163,237,015              --
Cash...........................      1,271,858     16,344,978         194,873
Receivables:
 Capital Shares sold...........      1,294,644        254,972         767,871
 Dividends and interest........         67,503        986,834             416
 Expense reimbursement from
  Manager......................             --            608              --
 Investment securities sold....        107,073             --              --
Prepaid expenses...............             --         16,570              --
                                  ------------   ------------    ------------
                   Total Assets     94,615,208    180,840,977     233,338,709
LIABILITIES
Accrued management and
 investment advisory fees......         16,095         20,926           4,719
Accrued administrative service
 fees..........................            272             --             382
Accrued distribution fees......            405            552           4,067
Accrued service fees...........            327             --             459
Accrued transfer and
 administrative fees...........             --          8,113           6,815
Accrued other expenses.........             --             --           6,957
Payables:
 Investment securities
  purchased....................        179,350      3,374,611              --
 Variation margin on futures
  contracts....................         14,750             --              --
                                  ------------   ------------    ------------
              Total Liabilities        211,199      3,404,202          23,399
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES............   $ 94,404,009   $177,436,775    $233,315,310
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...............   $ 79,541,282   $176,338,239    $219,894,185
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).........................          7,033      2,898,814         643,895
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)...................      1,686,449        294,892      (1,407,096)
Net unrealized appreciation
 (depreciation) of investments.     13,169,245     (2,095,170)     14,184,326
                                  ------------   ------------    ------------
               Total Net Assets   $ 94,404,009   $177,436,775    $233,315,310
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01
 A SHARE):
Shares authorized..............    165,000,000    205,000,000     133,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.   $  4,522,366            N/A    $  7,834,657
  Shares issued and outstanding        310,006                        719,638
  Net asset value per share....   $      14.59                   $      10.89
                                  ============                   ============

Advisors Select: Net Assets....   $  4,085,563            N/A    $  4,525,611
  Shares issued and outstanding        280,667                        415,757
  Net asset value per share....   $      14.56                   $      10.89
                                  ============                   ============

Class J: Net Assets............            N/A   $  7,093,030    $ 42,887,306
  Shares issued and outstanding                       655,257       3,928,704
  Net asset value per share
 /(a)/ ........................                  $      10.82    $      10.92
                                                 ============    ============

Institutional: Net Assets......   $ 84,740,038   $170,343,745    $176,037,375
  Shares issued and outstanding      5,783,633     15,686,833      16,148,331
  Net asset value per share....   $      14.65   $      10.86    $      10.90
                                  ============   ============    ============

Preferred: Net Assets..........   $    529,040            N/A    $  2,019,246
  Shares issued and outstanding         36,146                        185,435
  Net asset value per share....   $      14.64                   $      10.89
                                  ============                   ============

Select: Net Assets.............   $    527,002            N/A    $     11,115
  Shares issued and outstanding         36,019                          1,021
  Net asset value per share....   $      14.63                   $      10.89
                                  ============                   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                    PRINCIPAL      PRINCIPAL       PRINCIPAL
                                    LIFETIME       LIFETIME        LIFETIME
                                    2020 FUND      2030 FUND       2040 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN AFFILIATED
 SECURITIES--AT COST............  $315,144,243   $285,430,105    $ 96,813,952
                                  ============   ============    ============
ASSETS
Investment in affiliated
 securities--at value...........  $336,444,186   $310,880,838    $105,633,199
Cash............................       815,107        678,055         116,766
Receivables:
 Capital Shares sold............       749,174        826,477         489,076
                                  ------------   ------------    ------------
                    Total Assets   338,008,467    312,385,370     106,239,041
LIABILITIES
Accrued management and
 investment advisory fees.......         7,061          6,352           2,161
Accrued administrative service
 fees...........................           502            417             127
Accrued distribution fees.......         6,431          6,748           1,742
Accrued service fees............           614            521             158
Accrued transfer and
 administrative fees............        11,609         30,494          11,112
Accrued other expenses..........         6,477          7,341           9,678
                                  ------------   ------------    ------------
               Total Liabilities        32,694         51,873          24,978
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $337,975,773   $312,333,497    $106,214,063
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $318,618,231   $290,462,397    $ 98,764,272
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................       779,559        431,828          81,551
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................    (2,721,960)    (4,011,461)     (1,451,007)
Net unrealized appreciation
 (depreciation) of investments..    21,299,943     25,450,733       8,819,247
                                  ------------   ------------    ------------
                Total Net Assets  $337,975,773   $312,333,497    $106,214,063
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   133,000,000    133,000,000     125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $  7,812,176   $  3,836,479    $  1,329,389
  Shares issued and outstanding.       720,723        361,690         125,192
  Net asset value per share.....  $      10.84   $      10.61    $      10.62
                                  ============   ============    ============

Advisors Select: Net Assets.....  $  6,828,856   $  6,945,081    $  2,215,425
  Shares issued and outstanding.       630,592        655,934         208,406
  Net asset value per share.....  $      10.83   $      10.59    $      10.63
                                  ============   ============    ============

Class J: Net Assets.............  $ 70,023,450   $ 75,034,773    $ 18,994,696
  Shares issued and outstanding.     6,447,043      7,066,887       1,785,329
  Net asset value per share
 /(a)/ .........................  $      10.86   $      10.62    $      10.64
                                  ============   ============    ============

Institutional: Net Assets.......  $248,920,074   $221,601,501    $ 82,566,868
  Shares issued and outstanding.    22,963,429     20,959,596       7,769,397
  Net asset value per share.....  $      10.84   $      10.57    $      10.63
                                  ============   ============    ============

Preferred: Net Assets...........  $  4,376,490   $  4,892,143    $  1,097,074
  Shares issued and outstanding.       403,882        461,964         103,223
  Net asset value per share.....  $      10.84   $      10.59    $      10.63
                                  ============   ============    ============

Select: Net Assets..............  $     14,727   $     23,520    $     10,611
  Shares issued and outstanding.         1,359          2,180           1,000
  Net asset value per share.....  $      10.84   $      10.79    $      10.61
                                  ============   ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                             PRINCIPAL        PRINCIPAL
                             LIFETIME     LIFETIME STRATEGIC     REAL ESTATE
                             2050 FUND       INCOME FUND       SECURITIES FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated
 securities--at cost.....  $ 49,558,735      $ 87,661,253       $         --
Investment in
 securities--at cost.....            --                --        263,467,230
                           ------------      ------------       ------------
TOTAL INVESTMENTS--AT
 COST ...................  $ 49,558,735      $ 87,661,253       $263,467,230
                           ============      ============       ============
ASSETS
Investment in affiliated
 securities--at value....  $ 54,039,813      $ 91,902,842       $         --
Investment in
 securities--at value....            --                --        272,855,853
Cash.....................        25,547           233,858             12,184
Receivables:
 Capital Shares sold.....       151,799           279,141          1,173,007
 Dividends and interest..            --               344            284,466
 Expense reimbursement
  from Manager...........           207                --                 --
                           ------------      ------------       ------------
             Total Assets    54,217,366        92,416,185        274,325,510
LIABILITIES
Accrued management and
 investment advisory fees         1,107             1,862             36,526
Accrued administrative
 service fees............           125                86              1,091
Accrued distribution fees           395             1,534              6,306
Accrued service fees.....           157               106              1,365
Accrued transfer and
 administrative fees.....         4,618             3,544             37,376
Accrued other expenses...         8,511            10,131              4,103
Payables:
 Investment securities
  purchased..............            --                --          3,672,897
                           ------------      ------------       ------------
        Total Liabilities        14,913            17,263          3,759,664
                           ------------      ------------       ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES......  $ 54,202,453      $ 92,398,922       $270,565,846
                           ============      ============       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital.........  $ 50,479,987      $ 87,454,703       $245,668,657
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)........         8,455           284,960          1,238,207
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)....      (767,067)          417,670         14,270,359
Net unrealized
 appreciation
 (depreciation) of
 investments.............     4,481,078         4,241,589          9,388,623
                           ------------      ------------       ------------
         Total Net Assets  $ 54,202,453      $ 92,398,922       $270,565,846
                           ============      ============       ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized........   125,000,000       125,000,000        185,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred: Net
 Assets..................  $    661,522      $  1,556,289       $ 16,897,617
  Shares issued and
 outstanding.............        64,833           141,986          1,167,419
  Net asset value per
 share...................  $      10.20      $      10.96       $      14.47
                           ============      ============       ============

Advisors Select: Net
 Assets..................  $  2,715,815      $    656,554       $  8,017,665
  Shares issued and
 outstanding.............       266,085            59,806            557,925
  Net asset value per
 share...................  $      10.21      $      10.98       $      14.37
                           ============      ============       ============

Class J: Net Assets......  $  2,857,794      $ 17,478,367       $ 63,284,212
  Shares issued and
 outstanding.............       281,097         1,591,477          4,373,219
  Net asset value per
 share /(a)/.............  $      10.17      $      10.98       $      14.47
                           ============      ============       ============

Institutional: Net Assets  $ 46,986,371      $ 71,292,664       $158,647,057
  Shares issued and
 outstanding.............     4,608,414         6,496,839         10,911,570
  Net asset value per
 share...................  $      10.20      $      10.97       $      14.54
                           ============      ============       ============

Preferred: Net Assets....  $    970,747      $  1,403,612       $ 23,259,339
  Shares issued and
 outstanding.............        95,114           127,840          1,617,272
  Net asset value per
 share...................  $      10.21      $      10.98       $      14.38
                           ============      ============       ============

Select: Net Assets.......  $     10,204      $     11,436       $    459,956
  Shares issued and
 outstanding.............         1,000             1,043             31,977
  Net asset value per
 share...................  $      10.20      $      10.96       $      14.38
                           ============      ============       ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                    SMALLCAP
                                     SMALLCAP       SMALLCAP        S&P 600
                                    BLEND FUND     GROWTH FUND     INDEX FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST  $ 78,433,111   $ 25,041,398    $ 90,560,722
                                   ============   ============    ============
ASSETS
Investment in securities--at
 value...........................  $ 84,778,900   $ 26,282,558    $102,104,888
Cash.............................            --         10,127          10,539
Receivables:
 Capital Shares sold.............       159,669          8,751         240,939
 Dividends and interest..........        37,363          2,524          44,102
 Investment securities sold......       172,712         52,259       3,247,155
                                   ------------   ------------    ------------
                     Total Assets    85,148,644     26,356,219     105,647,623
LIABILITIES
Accrued management and investment
 advisory fees...................        10,852          3,359           2,346
Accrued administrative service
 fees............................           202             69             855
Accrued distribution fees........         5,618          2,074           2,638
Accrued service fees.............           257             85           1,084
Accrued transfer and
 administrative fees.............        28,569         11,616          18,559
Accrued other expenses...........         4,434          3,860           5,239
Cash overdraft...................       108,536             --              --
Payables:
 Capital Shares reacquired.......            --          4,722              --
 Investment securities purchased.            --             --       9,577,322
 Variation margin on futures
  contracts......................        50,150             --              --
                                   ------------   ------------    ------------
                Total Liabilities       208,618         25,785       9,608,043
                                   ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $ 84,940,026   $ 26,330,434    $ 96,039,580
                                   ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $ 74,460,056   $ 27,768,332    $ 82,138,966
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........      (137,296)      (150,610)         52,658
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................     4,429,502     (2,528,448)      2,303,790
Net unrealized appreciation
 (depreciation) of investments...     6,187,764      1,241,160      11,544,166
                                   ------------   ------------    ------------
                 Total Net Assets  $ 84,940,026   $ 26,330,434    $ 96,039,580
                                   ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   125,000,000    125,000,000     125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...  $  2,169,186   $    643,046    $  8,656,679
  Shares issued and outstanding..       159,564         84,303         621,071
  Net asset value per share......  $      13.59   $       7.63    $      13.94
                                   ============   ============    ============

Advisors Select: Net Assets......  $  1,407,471   $    674,734    $  6,141,928
  Shares issued and outstanding..       103,930         88,813         442,652
  Net asset value per share......  $      13.54   $       7.60    $      13.88
                                   ============   ============    ============

Class J: Net Assets..............  $ 64,144,379   $ 23,540,384    $ 23,046,412
  Shares issued and outstanding..     4,835,010      3,233,361       1,713,342
  Net asset value per share /(a)/  $      13.27   $       7.28    $      13.45
                                   ============   ============    ============

Institutional: Net Assets........  $ 12,051,558   $      8,136    $ 35,329,418
  Shares issued and outstanding..       887,687          1,084       2,577,873
  Net asset value per share......  $      13.58   $       7.51    $      13.70
                                   ============   ============    ============

Preferred: Net Assets............  $  5,152,114   $    815,098    $ 21,074,033
  Shares issued and outstanding..       375,598        105,766       1,507,193
  Net asset value per share......  $      13.72   $       7.71    $      13.98
                                   ============   ============    ============

Select: Net Assets...............  $     15,318   $    649,036    $  1,791,110
  Shares issued and outstanding..         1,125         84,425         128,078
  Net asset value per share......  $      13.62   $       7.69    $      13.98
                                   ============   ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   SMALLCAP
                                                                  VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............................   $ 43,675,666
                                                                 ============
ASSETS
Investment in securities--at value............................   $ 44,629,275
Cash..........................................................         10,162
Receivables:
 Capital Shares sold..........................................        239,583
 Dividends and interest.......................................         22,467
 Expense reimbursement from Manager...........................            133
 Investment securities sold...................................        333,222
                                                                 ------------
                                                  Total Assets     45,234,842
LIABILITIES
Accrued management and investment advisory fees...............          5,672
Accrued administrative service fees...........................            221
Accrued distribution fees.....................................          1,851
Accrued service fees..........................................            277
Accrued transfer and administrative fees......................          9,590
Accrued other expenses........................................          2,883
Payables:
 Investment securities purchased..............................        378,130
                                                                 ------------
                                             Total Liabilities        398,624
                                                                 ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..................   $ 44,836,218
                                                                 ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.................   $ 40,271,680
Accumulated undistributed (overdistributed) net investment
 income (operating loss)......................................        (43,284)
Accumulated undistributed (overdistributed) net realized gain
 (loss).......................................................      3,654,213
Net unrealized appreciation (depreciation) of investments.....        953,609
                                                                 ------------
                                              Total Net Assets   $ 44,836,218
                                                                 ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................................    125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets................................   $  3,254,004
  Shares issued and outstanding...............................        216,318
  Net asset value per share...................................   $      15.04
                                                                 ============

Advisors Select: Net Assets...................................   $  1,224,365
  Shares issued and outstanding...............................         81,717
  Net asset value per share...................................   $      14.98
                                                                 ============

Class J: Net Assets...........................................   $ 19,663,224
  Shares issued and outstanding...............................      1,333,504
  Net asset value per share /(a)/ ............................   $      14.75
                                                                 ============

Institutional: Net Assets.....................................   $ 15,321,449
  Shares issued and outstanding...............................      1,022,949
  Net asset value per share...................................   $      14.98
                                                                 ============

Preferred: Net Assets.........................................   $  5,095,051
  Shares issued and outstanding...............................        337,358
  Net asset value per share...................................   $      15.10
                                                                 ============

Select: Net Assets............................................   $    278,125
  Shares issued and outstanding...............................         18,453
  Net asset value per share...................................   $      15.07
                                                                 ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                               BOND & MORTGAGE    CAPITAL
                                 SECURITIES     PRESERVATION     GOVERNMENT
                                    FUND            FUND       SECURITIES FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Interest....................   $ 8,932,139     $1,039,255       $2,139,438
 Crediting rate interest.....            --       (120,623)              --
                                -----------     ----------       ----------
                 Total Income     8,932,139        918,632        2,139,438
Expenses:
 Management and investment
  advisory fees..............     1,137,726        147,372          210,395
 Distribution fees - Advisors
  Preferred..................        23,773          3,711            2,194
 Distribution fees - Advisors
  Select.....................        25,045          8,571            6,225
 Distribution fees - Class J.       304,986        106,461          231,364
 Distribution fees - Select..           856            834              421
 Administrative service fees
  - Advisors Preferred.......        14,264          2,227            1,317
 Administrative service fees
  - Advisors Select..........        16,697          5,714            4,150
 Administrative service fees
  - Preferred................        21,142          1,003            3,241
 Administrative service fees
  - Select...................         1,113          1,085              547
 Registration fees - Class J.        15,853         14,061           13,708
 Service fees - Advisors
  Preferred..................        16,166          2,523            1,492
 Service fees - Advisors
  Select.....................        20,871          7,143            5,187
 Service fees - Preferred....        28,830          1,368            4,420
 Service fees - Select.......         1,285          1,251              632
 Shareholder reports - Class
  J..........................        16,211          4,039           13,662
 Transfer and administrative
  fees - Class J.............       185,352         53,771          153,624
 Wrapper fees................            --         26,813               --
 Other expenses - Class J....        31,110             --               87
                                -----------     ----------       ----------
         Total Gross Expenses     1,861,280        387,947          652,666
 Less: Reimbursement from
  Manager - Class J..........        29,348         10,571               --
                                -----------     ----------       ----------
           Total Net Expenses     1,831,932        377,376          652,666
                                -----------     ----------       ----------
        Net Investment Income
             (Operating Loss)     7,100,207        541,256        1,486,772

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions.....     1,851,594         18,869         (119,653)
 Swap agreements.............       190,712             --               --
Change in unrealized
 appreciation/depreciation
 of:
 Investments.................    (5,031,171)      (567,024)        (595,006)
 Swap agreements.............      (579,118)            --               --
 Wrapper agreements..........            --        548,155               --
                                -----------     ----------       ----------
  Net Realized and Unrealized
   Gain (Loss) on Investments
                          and
           Foreign Currencies    (3,567,983)            --         (714,659)
                                -----------     ----------       ----------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations   $ 3,532,224     $  541,256       $  772,113
                                ===========     ==========       ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                  HIGH QUALITY     HIGH QUALITY   HIGH QUALITY
                                INTERMEDIATE-TERM   LONG-TERM      SHORT-TERM
                                    BOND FUND       BOND FUND      BOND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Interest.....................     $1,035,383       $ 373,183      $ 850,311
                                   ----------       ---------      ---------
                  Total Income      1,035,383         373,183        850,311
Expenses:
 Management and investment
  advisory fees...............        104,567          30,675         99,713
 Distribution fees - Advisors
  Preferred...................         28,891             161          7,699
 Distribution fees - Advisors
  Select......................          1,547           3,309            417
 Distribution fees - Class J..         46,894          24,220         98,961
 Distribution fees - Select...              5              27              5
 Administrative service fees -
  Advisors Preferred..........         17,335              97          4,619
 Administrative service fees -
  Advisors Select.............          1,031           2,206            278
 Administrative service fees -
  Preferred...................          5,148           1,787          2,097
 Administrative service fees -
  Select......................              7              34              7
 Registration fees - Class J..          9,290           9,114          9,688
 Service fees - Advisors
  Preferred...................         19,646             110          5,235
 Service fees - Advisors
  Select......................          1,289           2,758            348
 Service fees - Preferred.....          7,020           2,437          2,860
 Service fees - Select........              8              39              9
 Shareholder reports - Class J          2,690           1,474          4,004
 Transfer and administrative
  fees - Class J..............         34,435          21,395         51,121
 Other expenses - Class J.....          4,897               3            850
                                   ----------       ---------      ---------
          Total Gross Expenses        284,700          99,846        287,911
 Less: Reimbursement from
  Manager - Class J...........          3,080           8,670             --
                                   ----------       ---------      ---------
            Total Net Expenses        281,620          91,176        287,911
                                   ----------       ---------      ---------
         Net Investment Income
              (Operating Loss)        753,763         282,007        562,400

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......        580,395          79,610         70,396
 Swap agreements..............         29,969           7,084             --
Change in unrealized
 appreciation/depreciation of:
 Investments..................       (937,013)       (239,887)      (360,279)
 Swap agreements..............        (91,004)        (21,510)            --
                                   ----------       ---------      ---------
   Net Realized and Unrealized
    Gain (Loss) on Investments
                           and
            Foreign Currencies       (417,653)       (174,703)      (289,883)
                                   ----------       ---------      ---------
Net Increase (Decrease) in Net
         Assets Resulting from
                    Operations     $  336,110       $ 107,304      $ 272,517
                                   ==========       =========      =========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                  INTERNATIONAL
                                    EMERGING     INTERNATIONAL   INTERNATIONAL
                                  MARKETS FUND      FUND I          FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends......................  $   318,905    $   762,033     $ 3,199,011
 Withholding tax on foreign
  dividends.....................      (29,234)       (87,355)       (229,098)
 Interest.......................        3,406         10,491          21,801
 Securities lending.............           --             --          95,279
                                  -----------    -----------     -----------
                    Total Income      293,077        685,169       3,086,993
Expenses:
 Management and investment
  advisory fees.................      155,099        328,733       1,384,544
 Distribution fees - Advisors
  Preferred.....................        3,435          7,434           4,580
 Distribution fees - Advisors
  Select........................        2,695          7,330           1,577
 Distribution fees - Class J....       34,218        103,931          27,994
 Distribution fees - Select.....          895            506              58
 Administrative service fees -
  Advisors Preferred............        2,061          4,460           2,748
 Administrative service fees -
  Advisors Select...............        1,796          4,887           1,051
 Administrative service fees -
  Preferred.....................        1,618          4,810             452
 Administrative service fees -
  Select........................        1,163            658              76
 Registration fees - Class J....        8,702          8,224           8,553
 Service fees - Advisors
  Preferred.....................        2,336          5,055           3,114
 Service fees - Advisors Select.        2,245          6,108           1,314
 Service fees - Preferred.......        2,207          6,560             616
 Service fees - Select..........        1,342            759              88
 Shareholder reports - Class J..        2,249          6,796           1,852
 Transfer and administrative
  fees - Class J................       30,577         75,744          24,769
 Other expenses - Class J.......          170            775             103
                                  -----------    -----------     -----------
            Total Gross Expenses      252,808        572,770       1,463,489
 Less: Fees paid indirectly.....        1,828          5,806              --
 Less: Reimbursement from
  Manager - Class J.............           --             --           1,706
                                  -----------    -----------     -----------
              Total Net Expenses      250,980        566,964       1,461,783
                                  -----------    -----------     -----------
Net Investment Income (Operating
                           Loss)       42,097        118,205       1,625,210

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........    2,150,305     10,403,711      34,692,594
 Foreign currency transactions..      (18,073)        (2,025)         (6,740)
Change in unrealized
 appreciation/depreciation of:
 Investments....................   (1,748,839)    (4,967,519)     (7,970,015)
 Translation of assets and
  liabilities in foreign
  currencies....................         (216)        (7,638)        (21,778)
                                  -----------    -----------     -----------
Net Realized and Unrealized Gain
       (Loss) on Investments and
              Foreign Currencies      383,177      5,426,529      26,694,061
                                  -----------    -----------     -----------
  Net Increase (Decrease) in Net
           Assets Resulting from
                      Operations  $   425,274    $ 5,544,734     $28,319,271
                                  ===========    ===========     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                   LARGECAP
                                       LARGECAP     LARGECAP     S&P 500 INDEX
                                     BLEND FUND I  GROWTH FUND       FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends from affiliates.........   $      --    $       --    $     5,817
 Dividends.........................     101,880       416,793      4,128,253
 Interest..........................          63        21,851        130,874
                                      ---------    ----------    -----------
                       Total Income     101,943       438,644      4,264,944
Expenses:
 Management and investment advisory
  fees.............................      38,790       258,791        393,405
 Distribution fees - Advisors
  Preferred........................         156           897         65,345
 Distribution fees - Advisors
  Select...........................         187           107         41,825
 Distribution fees - Class J.......         N/A        35,319        464,234
 Distribution fees - Select........          62            20          3,188
 Administrative service fees -
  Advisors Preferred...............          93           538         39,208
 Administrative service fees -
  Advisors Select..................         124            71         27,883
 Administrative service fees -
  Preferred........................          69         1,063         56,151
 Administrative service fees -
  Select...........................          81            26          4,144
 Registration fees - Class J.......         N/A         8,688         16,565
 Service fees - Advisors Preferred.         106           610         44,435
 Service fees - Advisors Select....         155            89         34,854
 Service fees - Preferred..........          93         1,450         76,569
 Service fees - Select.............          93            30          4,782
 Shareholder reports - Class J.....         N/A         2,519         24,708
 Transfer and administrative fees -
  Class J..........................         N/A        31,543        241,967
                                      ---------    ----------    -----------
               Total Gross Expenses      40,009       341,761      1,539,263
 Less: Fees paid indirectly........          --           625             --
                                      ---------    ----------    -----------
                 Total Net Expenses      40,009       341,136      1,539,263
                                      ---------    ----------    -----------
   Net Investment Income (Operating
                              Loss)      61,934        97,508      2,725,681

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........     913,122     1,562,657        664,295
 Futures contracts.................          --            --      1,257,593
Change in unrealized
 appreciation/depreciation of:
 Investments.......................    (239,061)    1,149,288     18,254,720
 Investments in affiliates.........          --            --         15,193
 Futures contracts.................          --            --       (515,432)
                                      ---------    ----------    -----------
   Net Realized and Unrealized Gain
          (Loss) on Investments and
                 Foreign Currencies     674,061     2,711,945     19,676,369
                                      ---------    ----------    -----------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations   $ 735,995    $2,809,453    $22,402,050
                                      =========    ==========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                        LARGECAP      MIDCAP         MIDCAP
                                       VALUE FUND   BLEND FUND    GROWTH FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends..........................  $   961,207   $  494,956    $    54,388
 Interest...........................        8,703       10,084          2,638
                                      -----------   ----------    -----------
                        Total Income      969,910      505,040         57,026
Expenses:
 Management and investment advisory
  fees..............................      216,841      209,927         62,485
 Distribution fees - Advisors
  Preferred.........................          135       11,646             29
 Distribution fees - Advisors Select        2,816          404            959
 Distribution fees - Class J........       33,540      126,028         30,443
 Distribution fees - Select.........            6           47             21
 Administrative service fees -
  Advisors Preferred................           81        6,988             17
 Administrative service fees -
  Advisors Select...................        1,877          269            639
 Administrative service fees -
  Preferred.........................        2,147        2,443             12
 Administrative service fees -
  Select............................            8           61             27
 Registration fees - Class J........        9,034        8,945          9,070
 Service fees - Advisors Preferred..           92        7,919             20
 Service fees - Advisors Select.....        2,347          336            799
 Service fees - Preferred...........        2,928        3,332             16
 Service fees - Select..............            9           71             32
 Shareholder reports - Class J......        1,965        7,541          2,080
 Transfer and administrative fees -
  Class J...........................       25,624       81,167         26,668
 Other expenses - Class J...........           --        2,047             12
                                      -----------   ----------    -----------
                Total Gross Expenses      299,450      469,171        133,329
 Less: Fees paid indirectly.........        7,217          589            196
                                      -----------   ----------    -----------
                  Total Net Expenses      292,233      468,582        133,133
                                      -----------   ----------    -----------
    Net Investment Income (Operating
                               Loss)      677,677       36,458        (76,107)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions............    7,436,342    5,763,413      1,512,137
Change in unrealized
 appreciation/depreciation of:
 Investments........................   (3,103,962)    (837,530)    (1,228,598)
                                      -----------   ----------    -----------
    Net Realized and Unrealized Gain
           (Loss) on Investments and
                  Foreign Currencies    4,332,380    4,925,883        283,539
                                      -----------   ----------    -----------
      Net Increase (Decrease) in Net
    Assets Resulting from Operations  $ 5,010,057   $4,962,341    $   207,432
                                      ===========   ==========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                           MIDCAP                      MONEY
                                        S&P 400 INDEX     MIDCAP       MARKET
                                            FUND        VALUE FUND      FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends............................   $  258,547    $   471,710    $     --
 Interest.............................        9,052         18,302     853,106
                                         ----------    -----------    --------
                          Total Income      267,599        490,012     853,106
Expenses:
 Management and investment advisory
  fees................................       33,564        190,990     313,195
 Distribution fees - Advisors
  Preferred...........................        4,610          1,497       6,557
 Distribution fees - Advisors Select..        7,227            153      12,330
 Distribution fees - Class J..........       39,585        141,503     256,390
 Distribution fees - Select...........          942             21         114
 Administrative service fees -
  Advisors Preferred..................        2,766            898       3,935
 Administrative service fees -
  Advisors Select.....................        4,818            102       8,220
 Administrative service fees -
  Preferred...........................       10,184             90       5,704
 Administrative service fees - Select.        1,225             26         148
 Registration fees - Class J..........        9,275         10,245      13,245
 Service fees - Advisors Preferred....        3,135          1,018       4,459
 Service fees - Advisors Select.......        6,023            128      10,275
 Service fees - Preferred.............       13,887            123       7,779
 Service fees - Select................        1,414             31         170
 Shareholder reports - Class J........        2,380          9,286      14,215
 Transfer and administrative fees -
  Class J.............................       29,098         94,866     240,645
 Other expenses - Class J.............          128             --          --
                                         ----------    -----------    --------
                  Total Gross Expenses      170,261        450,977     897,381
 Less: Fees paid indirectly...........           --          8,327          --
 Less: Reimbursement from Manager -
  Advisors Select.....................           --             --       2,514
 Less: Reimbursement from Manager -
  Class J.............................           --             --     170,692
                                         ----------    -----------    --------
                    Total Net Expenses      170,261        442,650     724,175
                                         ----------    -----------    --------
Net Investment Income (Operating Loss)       97,338         47,362     128,931

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..............      738,247      4,298,550          --
 Futures contracts....................      183,460             --          --
Change in unrealized
 appreciation/depreciation of:
 Investments..........................    1,350,533     (3,037,646)         --
 Futures contracts....................      (85,925)            --          --
                                         ----------    -----------    --------
      Net Realized and Unrealized Gain
             (Loss) on Investments and
                    Foreign Currencies    2,186,315      1,260,904          --
                                         ----------    -----------    --------
 Net Increase (Decrease) in Net Assets
             Resulting from Operations   $2,283,653    $ 1,308,266    $128,931
                                         ==========    ===========    ========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2004, EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                     PARTNERS       PARTNERS        PARTNERS
                                   INTERNATIONAL    LARGECAP        LARGECAP
                                    FUND /(A)/     BLEND FUND     BLEND FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends.......................    $100,978     $  3,487,114    $  212,956
 Withholding tax on foreign
  dividends......................     (12,281)              --            --
 Interest........................         266            3,522           149
                                     --------     ------------    ----------
                     Total Income      88,963        3,490,636       213,105
Expenses:
 Management and investment
  advisory fees..................      38,700        1,674,923        62,453
 Distribution fees - Advisors
  Preferred......................         N/A           19,704         2,502
 Distribution fees - Advisors
  Select.........................         N/A           19,429         3,367
 Distribution fees - Class J.....         N/A           67,729        48,733
 Distribution fees - Select......         N/A            1,753           464
 Administrative service fees -
  Advisors Preferred.............         N/A           11,822         1,501
 Administrative service fees -
  Advisors Select................         N/A           12,953         2,245
 Administrative service fees -
  Preferred......................         N/A           14,814         1,695
 Administrative service fees -
  Select.........................         N/A            2,279           603
 Registration fees - Class J.....         N/A            9,103         8,680
 Service fees - Advisors
  Preferred......................         N/A           13,398         1,701
 Service fees - Advisors Select..         N/A           16,191         2,806
 Service fees - Preferred........         N/A           20,200         2,311
 Service fees - Select...........         N/A            2,629           696
 Shareholder reports - Class J...         N/A            2,931         2,021
 Transfer and administrative fees
  - Class J......................         N/A           37,671        25,980
 Other expenses - Class J........         N/A              200             3
                                     --------     ------------    ----------
             Total Gross Expenses      38,700        1,927,729       167,761
 Less: Fees paid indirectly......          --           65,053           827
                                     --------     ------------    ----------
               Total Net Expenses      38,700        1,862,676       166,934
                                     --------     ------------    ----------
 Net Investment Income (Operating
                            Loss)      50,263        1,627,960        46,171

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.........      81,888       40,441,115       853,700
 Foreign currency transactions...      (6,131)              --            --
 Futures contracts...............          --          (38,598)       18,551
Change in unrealized
 appreciation/depreciation of:
 Investments.....................     126,243      (22,667,204)      737,025
 Futures contracts...............          --           (5,200)       (5,009)
 Translation of assets and
  liabilities in foreign
  currencies.....................        (792)              --            --
                                     --------     ------------    ----------
 Net Realized and Unrealized Gain
        (Loss) on Investments and
               Foreign Currencies     201,208       17,730,113     1,604,267
                                     --------     ------------    ----------
   Net Increase (Decrease) in Net
 Assets Resulting from Operations    $251,471     $ 19,358,073    $1,650,438
                                     ========     ============    ==========



/(a) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                               PARTNERS         PARTNERS          PARTNERS
                            LARGECAP GROWTH  LARGECAP GROWTH   LARGECAP GROWTH
                                 FUND            FUND I            FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends................   $    48,067      $  3,110,082      $   488,645
 Interest.................            87             5,184              794
                             -----------      ------------      -----------
              Total Income        48,154         3,115,266          489,439
Expenses:
 Management and investment
  advisory fees...........        50,032         2,482,757          511,430
 Distribution fees -
  Advisors Preferred......           153            35,302            7,712
 Distribution fees -
  Advisors Select.........           183            29,423            3,374
 Distribution fees - Class
  J.......................         9,922            30,028           12,866
 Distribution fees -
  Select..................            61             1,803              361
 Administrative service
  fees - Advisors
  Preferred...............            92            21,181            4,627
 Administrative service
  fees - Advisors Select..           122            19,616            2,249
 Administrative service
  fees - Preferred........            68            15,062              697
 Administrative service
  fees - Select...........            80             2,344              469
 Registration fees - Class
  J.......................        10,517             9,376            8,553
 Service fees - Advisors
  Preferred...............           104            24,005            5,244
 Service fees - Advisors
  Select..................           153            24,519            2,811
 Service fees - Preferred.            92            20,540              950
 Service fees - Select....            92             2,705              541
 Shareholder reports -
  Class J.................           546             2,054              779
 Transfer and
  administrative fees -
  Class J.................        11,848            27,376           13,334
 Other expenses - Class J.            --                --                2
                             -----------      ------------      -----------
      Total Gross Expenses        84,065         2,748,091          575,999
 Less: Fees paid
  indirectly..............         1,311           358,383               --
 Less: Reimbursement from
  Manager - Class J.......        15,170             3,065           13,102
                             -----------      ------------      -----------
        Total Net Expenses        67,584         2,386,643          562,897
                             -----------      ------------      -----------
     Net Investment Income
          (Operating Loss)       (19,430)          728,623          (73,458)

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND
FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions..     1,100,812        40,452,723        4,367,030
 Foreign currency
  transactions............            --                --           73,901
Change in unrealized
 appreciation/depreciation
 of:
 Investments..............    (1,094,890)      (25,719,588)      (3,776,351)
 Translation of assets and
  liabilities in foreign
  currencies..............            --                --          (44,268)
                             -----------      ------------      -----------
          Net Realized and
 Unrealized Gain (Loss) on
           Investments and
        Foreign Currencies         5,922        14,733,135          620,312
                             -----------      ------------      -----------
Net Increase (Decrease) in
 Net Assets Resulting from
                Operations   $   (13,508)     $ 15,461,758      $   546,854
                             ===========      ============      ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2004, EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                    PARTNERS       PARTNERS        PARTNERS
                                 LARGECAP VALUE  MIDCAP GROWTH   MIDCAP GROWTH
                                      FUND           FUND        FUND I /(A)/
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends.....................   $12,743,034    $    40,203       $  7,580
 Interest......................        10,098            516             33
                                  -----------    -----------       --------
                   Total Income    12,753,132         40,719          7,613
Expenses:
 Management and investment
  advisory fees................     4,575,757        160,692         17,570
 Distribution fees - Advisors
  Preferred....................        26,442         10,077            N/A
 Distribution fees - Advisors
  Select.......................        29,704          5,808            N/A
 Distribution fees - Class J...        57,133         29,808            N/A
 Distribution fees - Select....         1,110            194            N/A
 Administrative service fees -
  Advisors Preferred...........        15,865          6,046            N/A
 Administrative service fees -
  Advisors Select..............        19,803          3,872            N/A
 Administrative service fees -
  Preferred....................        15,818          4,337            N/A
 Administrative service fees -
  Select.......................         1,443            253            N/A
 Registration fees - Class J...         9,623          8,725            N/A
 Service fees - Advisors
  Preferred....................        17,981          6,852            N/A
 Service fees - Advisors Select        24,753          4,840            N/A
 Service fees - Preferred......        21,570          5,914            N/A
 Service fees - Select.........         1,665            291            N/A
 Shareholder reports - Class J.         2,762          2,077            N/A
 Transfer and administrative
  fees - Class J...............        34,351         24,241            N/A
                                  -----------    -----------       --------
           Total Gross Expenses     4,855,780        274,027         17,570
 Less: Fees paid indirectly....       142,673         23,902            171
 Less: Reimbursement from
  Manager - Class J............            --          1,138            N/A
                                  -----------    -----------       --------
             Total Net Expenses     4,713,107        248,987         17,399
                                  -----------    -----------       --------
          Net Investment Income
               (Operating Loss)     8,040,025       (208,268)        (9,786)

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......    12,351,023      1,012,109         20,545
Change in unrealized
 appreciation/depreciation of:
 Investments...................    52,531,687     (1,407,713)       (20,717)
                                  -----------    -----------       --------
    Net Realized and Unrealized
 Gain (Loss) on Investments and
             Foreign Currencies    64,882,710       (395,604)          (172)
                                  -----------    -----------       --------
 Net Increase (Decrease) in Net
          Assets Resulting from
                     Operations   $72,922,735    $  (603,872)      $ (9,958)
                                  ===========    ===========       ========



/(a) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2004, EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                     PARTNERS      PARTNERS        PARTNERS
                                   MIDCAP VALUE  MIDCAP VALUE   SMALLCAP BLEND
                                       FUND      FUND I /(A)/        FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends.......................  $   793,868     $ 22,446       $  59,480
 Interest........................        1,860           33             227
                                   -----------     --------       ---------
                     Total Income      795,728       22,479          59,707
Expenses:
 Management and investment
  advisory fees..................      687,310       17,657          71,025
 Distribution fees - Advisors
  Preferred......................        4,472          N/A             173
 Distribution fees - Advisors
  Select.........................        5,257          N/A             208
 Distribution fees - Class J.....       40,771          N/A             N/A
 Distribution fees - Select......          711          N/A              69
 Administrative service fees -
  Advisors Preferred.............        2,683          N/A             104
 Administrative service fees -
  Advisors Select................        3,505          N/A             138
 Administrative service fees -
  Preferred......................        1,838          N/A              83
 Administrative service fees -
  Select.........................          925          N/A              90
 Registration fees - Class J.....        8,553          N/A             N/A
 Service fees - Advisors
  Preferred......................        3,041          N/A             118
 Service fees - Advisors Select..        4,381          N/A             173
 Service fees - Preferred........        2,506          N/A             113
 Service fees - Select...........        1,067          N/A             104
 Shareholder reports - Class J...        2,528          N/A             N/A
 Transfer and administrative fees
  - Class J......................       30,640          N/A             N/A
 Other expenses - Class J........            2          N/A             N/A
                                   -----------     --------       ---------
             Total Gross Expenses      800,190       17,657          72,398
 Less: Fees paid indirectly......       17,557           --           2,004
 Less: Reimbursement from Manager
  - Class J......................        3,004          N/A             N/A
                                   -----------     --------       ---------
               Total Net Expenses      779,629       17,657          70,394
                                   -----------     --------       ---------
 Net Investment Income (Operating
                            Loss)       16,099        4,822         (10,687)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.........    9,129,469       48,805         515,535
Change in unrealized
 appreciation/depreciation of:
 Investments.....................    1,728,236      139,066        (905,197)
                                   -----------     --------       ---------
 Net Realized and Unrealized Gain
        (Loss) on Investments and
               Foreign Currencies   10,857,705      187,871        (389,662)
                                   -----------     --------       ---------
   Net Increase (Decrease) in Net
 Assets Resulting from Operations  $10,873,804     $192,693       $(400,349)
                                   ===========     ========       =========



/(a) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                PARTNERS         PARTNERS          PARTNERS
                             SMALLCAP GROWTH  SMALLCAP GROWTH   SMALLCAP VALUE
                                 FUND I           FUND II            FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends.................   $    64,252      $    318,510      $ 1,199,430
 Interest..................           454             1,946            2,558
                              -----------      ------------      -----------
               Total Income        64,706           320,456        1,201,988
Expenses:
 Management and investment
  advisory fees............       446,802         1,111,992        1,151,794
 Distribution fees -
  Advisors Preferred.......         3,326             7,088            6,046
 Distribution fees -
  Advisors Select..........         2,013             5,439            3,451
 Distribution fees - Class
  J........................        18,343            10,741           16,160
 Distribution fees - Select           301               345                9
 Administrative service
  fees - Advisors Preferred         1,996             4,253            3,627
 Administrative service
  fees - Advisors Select...         1,342             3,626            2,301
 Administrative service
  fees - Preferred.........         1,250             1,395            7,562
 Administrative service
  fees - Select............           391               449               12
 Registration fees - Class
  J........................         8,851             9,062            8,739
 Service fees - Advisors
  Preferred................         2,262             4,820            4,111
 Service fees - Advisors
  Select...................         1,677             4,533            2,876
 Service fees - Preferred..         1,705             1,902           10,311
 Service fees - Select.....           451               518               14
 Shareholder reports -
  Class J..................         1,389               706            1,148
 Transfer and
  administrative fees -
  Class J..................        20,086            12,828           17,406
 Other expenses - Class J..            --                 7               --
                              -----------      ------------      -----------
       Total Gross Expenses       512,185         1,179,704        1,235,567
 Less: Fees paid indirectly            --            47,336               --
 Less: Reimbursement from
  Manager - Class J........        13,858             9,929           12,774
                              -----------      ------------      -----------
         Total Net Expenses       498,327         1,122,439        1,222,793
                              -----------      ------------      -----------
      Net Investment Income
           (Operating Loss)      (433,621)         (801,983)         (20,805)

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND
FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions...     6,574,826         7,555,038        3,969,124
Change in unrealized
 appreciation/depreciation
 of:
 Investments...............    (2,612,989)      (14,944,911)      15,504,343
                              -----------      ------------      -----------
Net Realized and Unrealized
 Gain (Loss) on Investments
                        and
         Foreign Currencies     3,961,837        (7,389,873)      19,473,467
                              -----------      ------------      -----------
 Net Increase (Decrease) in
  Net Assets Resulting from
                 Operations   $ 3,528,216      $ (8,191,856)     $19,452,662
                              ===========      ============      ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                        PARTNERS      PREFERRED     PRINCIPAL
                                     SMALLCAP VALUE   SECURITIES     LIFETIME
                                         FUND I          FUND       2010 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends from affiliates.........   $       --     $        --    $2,817,778
 Dividends.........................      431,930       3,590,065            --
 Interest..........................        2,283       1,036,753           160
                                      ----------     -----------    ----------
                       Total Income      434,213       4,626,818     2,817,938
Expenses:
 Management and investment advisory
  fees.............................      362,470         544,580       119,321
 Distribution fees - Advisors
  Preferred........................        2,970             N/A         7,797
 Distribution fees - Advisors
  Select...........................        2,007             N/A         4,844
 Distribution fees - Class J.......          N/A           3,458        88,396
 Distribution fees - Select........          159             N/A             6
 Administrative service fees -
  Advisors Preferred...............        1,782             N/A         4,678
 Administrative service fees -
  Advisors Select..................        1,338             N/A         3,230
 Administrative service fees -
  Preferred........................          205             N/A           870
 Administrative service fees -
  Select...........................          207             N/A             7
 Registration fees - Class J.......          N/A           7,011        11,358
 Service fees - Advisors Preferred.        2,019             N/A         5,302
 Service fees - Advisors Select....        1,672             N/A         4,037
 Service fees - Preferred..........          281             N/A         1,187
 Service fees - Select.............          239             N/A             9
 Shareholder reports - Class J.....          N/A           1,053         1,289
 Transfer and administrative fees -
  Class J..........................          N/A          12,524        23,069
 Other expenses - Class J..........          N/A              --           315
                                      ----------     -----------    ----------
               Total Gross Expenses      375,349         568,626       275,715
 Less: Fees paid indirectly........        2,274              --            --
 Less: Reimbursement from Manager -
  Class J..........................          N/A          18,015            --
                                      ----------     -----------    ----------
                 Total Net Expenses      373,075         550,611       275,715
                                      ----------     -----------    ----------
   Net Investment Income (Operating
                              Loss)       61,138       4,076,207     2,542,223

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........    1,825,669         276,618            --
 Investment transactions in
  affiliates.......................           --              --       308,478
 Futures contracts.................      (19,214)             --            --
 Other investment companies........           --              --       105,216
Change in unrealized
 appreciation/depreciation of:
 Investments.......................    1,997,303      (4,439,141)           --
 Investments in affiliates.........           --              --     2,475,333
 Futures contracts.................      (71,591)             --            --
                                      ----------     -----------    ----------
   Net Realized and Unrealized Gain
          (Loss) on Investments and
                 Foreign Currencies    3,732,167      (4,162,523)    2,889,027
                                      ----------     -----------    ----------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations   $3,793,305     $   (86,316)   $5,431,250
                                      ==========     ===========    ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                           PRINCIPAL   PRINCIPAL    PRINCIPAL
                                            LIFETIME    LIFETIME     LIFETIME
                                           2020 FUND   2030 FUND    2040 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends from affiliates...............  $3,934,643  $3,584,297   $  952,144
 Interest................................         247         179           73
                                           ----------  ----------   ----------
                             Total Income   3,934,890   3,584,476      952,217
Expenses:
 Management and investment advisory fees.     164,603     163,806       51,807
 Distribution fees - Advisors Preferred..       7,718       3,574        1,106
 Distribution fees - Advisors Select.....       6,660       7,295        1,842
 Distribution fees - Class J.............     144,376     165,943       39,715
 Distribution fees - Select..............           6          10            5
 Administrative service fees - Advisors
  Preferred..............................       4,631       2,144          663
 Administrative service fees - Advisors
  Select.................................       4,440       4,863        1,228
 Administrative service fees - Preferred.       2,193       2,463          571
 Administrative service fees - Select....           8          13            7
 Registration fees - Class J.............      11,892      12,551       11,359
 Service fees - Advisors Preferred.......       5,248       2,430          752
 Service fees - Advisors Select..........       5,550       6,079        1,535
 Service fees - Preferred................       2,990       3,358          778
 Service fees - Select...................           9          15            8
 Shareholder reports - Class J...........       2,978       7,425        1,999
 Transfer and administrative fees - Class
  J......................................      42,025      82,711       26,689
 Other expenses - Class J................          17          14            8
                                           ----------  ----------   ----------
                           Total Expenses     405,344     464,694      140,072
                                           ----------  ----------   ----------
   Net Investment Income (Operating Loss)   3,529,546   3,119,782      812,145

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions in affiliates...       5,059     182,293       18,120
 Other investment companies..............     169,710     151,915       33,627
Change in unrealized
 appreciation/depreciation of:
 Investments in affiliates...............   2,962,855   5,749,515    1,888,313
                                           ----------  ----------   ----------
  Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign Currencies   3,137,624   6,083,723    1,940,060
                                           ----------  ----------   ----------
    Net Increase (Decrease) in Net Assets
                Resulting from Operations  $6,667,170  $9,203,505   $2,752,205
                                           ==========  ==========   ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                              PRINCIPAL       PRINCIPAL
                              LIFETIME    LIFETIME STRATEGIC     REAL ESTATE
                              2050 FUND      INCOME FUND       SECURITIES FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends from affiliates.  $  438,874       $1,098,710        $         --
 Dividends.................          --               --           4,105,241
 Interest..................          31               82              30,321
                             ----------       ----------        ------------
               Total Income     438,905        1,098,792           4,135,562
Expenses:
 Management and investment
  advisory fees............      26,965           46,847           1,021,852
 Distribution fees -
  Advisors Preferred.......         552            1,702              18,641
 Distribution fees -
  Advisors Select..........       1,705              871               9,713
 Distribution fees - Class
  J........................       5,389           30,116             157,815
 Distribution fees - Select           5                5                 164
 Administrative service
  fees - Advisors Preferred         332            1,021              11,185
 Administrative service
  fees - Advisors Select...       1,137              581               6,475
 Administrative service
  fees - Preferred.........         507              686              12,930
 Administrative service
  fees - Select............           7                7                 213
 Registration fees - Class
  J........................      10,922           11,239              10,698
 Service fees - Advisors
  Preferred................         376            1,157              12,676
 Service fees - Advisors
  Select...................       1,421              726               8,094
 Service fees - Preferred..         691              936              17,632
 Service fees - Select.....           7                9                 246
 Shareholder reports -
  Class J..................         294              410               9,477
 Transfer and
  administrative fees -
  Class J..................       9,496           11,496              99,156
 Other expenses - Class J..           4               53                  35
                             ----------       ----------        ------------
       Total Gross Expenses      59,810          107,862           1,397,002
 Less: Fees paid indirectly          --               --              11,108
 Less: Reimbursement from
  Manager - Class J........       9,114               --                  --
                             ----------       ----------        ------------
         Total Net Expenses      50,696          107,862           1,385,894
                             ----------       ----------        ------------
      Net Investment Income
           (Operating Loss)     388,209          990,930           2,749,668

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions...          --               --          14,313,567
 Investment transactions in
  affiliates...............     (12,892)         835,051                  --
 Other investment companies      15,364           44,262                  --
Change in unrealized
 appreciation/depreciation
 of:
 Investments...............          --               --         (16,174,446)
 Investments in affiliates.   1,236,456           49,006                  --
                             ----------       ----------        ------------
Net Realized and Unrealized
 Gain (Loss) on Investments
                        and
         Foreign Currencies   1,238,928          928,319          (1,860,879)
                             ----------       ----------        ------------
 Net Increase (Decrease) in
  Net Assets Resulting from
                 Operations  $1,627,137       $1,919,249        $    888,789
                             ==========       ==========        ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                    SMALLCAP
                                        SMALLCAP      SMALLCAP       S&P 600
                                       BLEND FUND   GROWTH FUND    INDEX FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends..........................  $   394,804   $    52,843    $  297,601
 Interest...........................       29,513         3,885         7,107
                                      -----------   -----------    ----------
                        Total Income      424,317        56,728       304,708
Expenses:
 Management and investment advisory
  fees..............................      293,440        92,735        56,286
 Distribution fees - Advisors
  Preferred.........................        2,588         1,198         6,589
 Distribution fees - Advisors Select        1,784         1,486         6,800
 Distribution fees - Class J........      145,384        51,729        51,233
 Distribution fees - Select.........            8           482           719
 Administrative service fees -
  Advisors Preferred................        1,553           719         3,953
 Administrative service fees -
  Advisors Select...................        1,189           990         4,533
 Administrative service fees -
  Preferred.........................        2,991           614        10,358
 Administrative service fees -
  Select............................           10           627           935
 Registration fees - Class J........       10,094         9,057         9,121
 Service fees - Advisors Preferred..        1,760           815         4,480
 Service fees - Advisors Select.....        1,487         1,238         5,666
 Service fees - Preferred...........        4,079           838        14,125
 Service fees - Select..............           12           723         1,078
 Shareholder reports - Class J......        8,382         3,521         3,477
 Transfer and administrative fees -
  Class J...........................       86,852        40,566        39,257
 Other expenses - Class J...........           --            --            41
                                      -----------   -----------    ----------
                Total Gross Expenses      561,613       207,338       218,651
 Less: Fees paid indirectly.........        1,105         4,781            --
                                      -----------   -----------    ----------
                  Total Net Expenses      560,508       202,557       218,651
                                      -----------   -----------    ----------
    Net Investment Income (Operating
                               Loss)     (136,191)     (145,829)       86,057

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions............    4,581,005     1,961,799     2,217,146
 Futures contracts..................       69,464            --       147,241
Change in unrealized
 appreciation/depreciation of:
 Investments........................   (3,162,511)   (2,016,224)    1,967,297
 Futures contracts..................     (326,671)           --       (20,925)
                                      -----------   -----------    ----------
    Net Realized and Unrealized Gain
   (Loss) on Investments and Foreign
                          Currencies    1,161,287       (54,425)    4,310,759
                                      -----------   -----------    ----------
      Net Increase (Decrease) in Net
    Assets Resulting from Operations  $ 1,025,096   $  (200,254)   $4,396,816
                                      ===========   ===========    ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                        SIX MONTHS ENDED APRIL 30, 2004
 -------------------------------------------------------------------------------

                                                                    SMALLCAP
                                                                   VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................................   $   173,986
 Interest......................................................        10,212
                                                                  -----------
                                                   Total Income       184,198
Expenses:
 Management and investment advisory fees.......................       134,940
 Distribution fees - Advisors Preferred........................         3,011
 Distribution fees - Advisors Select...........................         1,365
 Distribution fees - Class J...................................        41,473
 Distribution fees - Select....................................           118
 Administrative service fees - Advisors Preferred..............         1,806
 Administrative service fees - Advisors Select.................           910
 Administrative service fees - Preferred.......................         1,238
 Administrative service fees - Select..........................           153
 Registration fees - Class J...................................         9,108
 Service fees - Advisors Preferred.............................         2,047
 Service fees - Advisors Select................................         1,137
 Service fees - Preferred......................................         1,688
 Service fees - Select.........................................           177
 Shareholder reports - Class J.................................         2,208
 Transfer and administrative fees - Class J....................        28,012
 Other expenses - Class J......................................             4
                                                                  -----------
                                           Total Gross Expenses       229,395
 Less: Fees paid indirectly....................................           440
 Less: Reimbursement from Manager - Class J....................         1,913
                                                                  -----------
                                             Total Net Expenses       227,042
                                                                  -----------
                         Net Investment Income (Operating Loss)       (42,844)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................................     3,716,100
Change in unrealized appreciation/depreciation of:
 Investments...................................................    (2,855,895)
                                                                  -----------
     Net Realized and Unrealized Gain (Loss) on Investments and
                                             Foreign Currencies       860,205
                                                                  -----------
Net Increase (Decrease) in Net Assets Resulting from Operations   $   817,361
                                                                  ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                              BOND & MORTGAGE                  CAPITAL
                                 SECURITIES                  PRESERVATION
                                    FUND                         FUND
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2004           2003           2004           2003
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  7,100,207   $  6,711,800   $   541,256    $   776,276
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     2,042,306        914,933        18,869        (21,124)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (5,610,289)    (1,190,085)      (18,869)        21,124
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     3,532,224      6,436,648       541,256        776,276
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (341,977)      (319,591)      (29,836)       (26,092)
 Advisors Select.......      (282,257)      (174,327)      (53,980)       (30,147)
 Class J...............    (1,946,716)    (2,449,026)     (391,426)      (613,262)
 Institutional.........    (4,424,416)    (3,679,971)      (25,411)       (61,260)
 Preferred.............      (728,597)      (836,767)      (21,703)       (19,880)
 Select................       (30,825)       (24,157)      (18,900)       (25,635)
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (7,754,788)    (7,483,839)     (541,256)      (776,276)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....    15,171,404     18,665,773    19,759,933      1,638,470
 Advisors Select.......    22,750,885     15,241,313    10,626,653      3,290,731
 Class J...............    40,028,950     79,672,690     9,997,004     30,845,710
 Institutional.........   124,305,763    126,571,073             2              7
 Preferred.............    13,447,376     37,242,022     1,863,862         11,835
 Select................     1,446,028      2,492,767       195,583      2,083,712
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....       341,977        319,362        29,836         26,092
 Advisors Select.......       282,257        174,102        53,967         30,147
 Class J...............     1,942,982      2,442,300       388,811        613,262
 Institutional.........     4,424,416      3,679,697        25,411         61,260
 Preferred.............       728,597        836,520        21,690         19,880
 Select................        30,825         23,912        18,900         25,635
Shares redeemed:
 Advisors Preferred....    (4,982,356)    (6,698,101)     (647,932)    (1,595,317)
 Advisors Select.......   (12,622,781)    (3,125,791)   (6,252,502)    (2,623,630)
 Class J...............   (16,255,729)   (23,456,025)   (5,074,064)    (5,459,576)
 Institutional.........   (12,316,537)    (6,515,093)           --             (2)
 Preferred.............    (7,512,681)   (11,892,683)     (252,908)    (1,252,054)
 Select................      (420,579)    (1,719,300)     (166,016)    (2,185,558)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   170,790,797    233,954,538    30,588,230     25,530,604
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)   166,568,233    232,907,347    30,588,230     25,530,604
NET ASSETS
Beginning of period....   337,710,621    104,803,274    48,798,794     23,268,190
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $504,278,854   $337,710,621   $79,387,024    $48,798,794
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     28,907   $     62,862   $   139,071    $   139,071
                         ============   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                             HIGH QUALITY
                                 GOVERNMENT               INTERMEDIATE-TERM
                              SECURITIES FUND                 BOND FUND
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2004           2003           2004           2003
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,486,772   $  2,292,857   $   753,763    $   926,453
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      (119,653)       163,683       610,364        299,179
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      (595,006)    (1,555,332)   (1,028,017)      (385,276)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations       772,113        901,208       336,110        840,356
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (32,875)       (30,348)     (345,723)       (73,749)
 Advisors Select.......       (77,514)       (74,118)      (15,617)       (56,907)
 Class J...............    (1,621,516)    (2,304,868)     (279,463)      (477,421)
 Institutional.........          (225)      (363,983)         (204)          (450)
 Preferred.............      (121,890)      (143,315)     (168,608)      (281,906)
 Select................       (16,998)       (10,453)         (202)       (50,367)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....            --             --        (6,082)            --
 Advisors Select.......            --             --        (3,622)            --
 Class J...............            --             --      (128,812)            --
 Institutional.........            --             --           (75)            --
 Preferred.............            --             --       (58,509)            --
 Select................            --             --           (79)            --
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (1,871,018)    (2,927,085)   (1,006,996)      (940,800)
CAPITAL SHARE
 TRANSACTIONS
Shares Sold:
 Advisors Preferred....     2,021,113      1,522,367    35,858,452        495,697
 Advisors Select.......     1,150,082      5,031,972     2,203,118      1,380,885
 Class J...............    18,448,224     67,863,953     5,153,043     12,925,441
 Institutional.........            --     12,713,311            --             --
 Preferred.............     2,803,813      4,785,955     6,065,517      2,990,125
 Select................       292,615        793,827           851             --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        32,875         27,795       351,805         25,723
 Advisors Select.......        77,514         71,697        19,239         11,011
 Class J...............     1,616,896      2,291,916       405,742        470,400
 Institutional.........            --        363,565            --             --
 Preferred.............       121,890        140,534       227,117        229,991
 Select................        16,998          7,766             7             --
Shares redeemed:
 Advisors Preferred....      (162,472)      (648,844)   (2,641,479)    (1,628,040)
 Advisors Select.......      (819,868)    (1,566,690)   (1,565,533)    (2,269,895)
 Class J...............   (13,620,325)   (23,180,881)   (2,796,702)    (5,477,729)
 Institutional.........            --    (34,160,264)           --             --
 Preferred.............    (1,562,575)    (1,549,584)   (2,307,017)    (3,047,513)
 Select................      (188,683)      (153,011)          (88)    (1,466,969)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    10,228,097     34,355,384    40,974,072      4,639,127
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)     9,129,192     32,329,507    40,303,186      4,538,683
NET ASSETS
Beginning of period....   100,584,655     68,255,148    25,456,326     20,917,643
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $109,713,847   $100,584,655   $65,759,512    $25,456,326
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     (1,883)  $    108,067   $    49,484    $    37,267
                         ============   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                               HIGH QUALITY                 HIGH QUALITY
                                LONG-TERM                    SHORT-TERM
                                BOND FUND                    BOND FUND
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2004          2003          2004            2003
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   282,007   $   571,567   $    562,400    $    839,414
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       86,694       108,118         70,396         284,757
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (261,397)       35,055       (360,279)       (283,913)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      107,304       714,740        272,517         840,258
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (2,688)      (26,216)       (77,318)        (14,342)
 Advisors Select.......      (43,454)      (77,372)        (3,283)         (6,293)
 Class J...............     (177,362)     (308,463)      (431,270)       (607,132)
 Institutional.........         (240)         (492)          (154)       (153,428)
 Preferred.............      (72,336)     (151,501)       (53,260)       (101,896)
 Select................       (1,195)      (25,914)          (153)           (377)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....         (480)           --         (2,956)             --
 Advisors Select.......       (9,410)           --         (1,064)             --
 Class J...............      (41,126)           --       (136,827)             --
 Institutional.........          (45)           --            (37)             --
 Preferred.............      (13,664)           --        (13,450)             --
 Select................          (89)           --            (41)             --
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions     (362,089)     (589,958)      (719,813)       (883,468)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       46,069       103,863     11,332,749         426,054
 Advisors Select.......      381,236     2,676,314         35,806         348,109
 Class J...............    2,842,287     8,470,891     13,107,315      30,576,793
 Institutional.........           --            --             --       4,534,641
 Preferred.............      475,607     3,479,680      1,332,798         895,530
 Select................       89,899            --             --              --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        3,168         1,601         80,274          14,071
 Advisors Select.......       52,864        53,745          4,347           5,369
 Class J...............      216,606       303,935        566,595         602,647
 Institutional.........           --            --             --         153,055
 Preferred.............       86,000       125,375         66,710         101,617
 Select................          792            --             --              --
Shares redeemed:
 Advisors Preferred....       (2,717)   (2,271,581)   (11,392,632)        (75,814)
 Advisors Select.......     (242,522)   (2,876,624)       (64,233)        (98,278)
 Class J...............   (2,683,005)   (4,871,771)    (6,755,565)     (7,257,866)
 Institutional.........           --            --             --     (14,279,729)
 Preferred.............     (276,986)   (2,832,832)      (507,380)       (330,964)
 Select................      (11,450)   (2,250,000)            --              --
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions      977,848       112,596      7,806,784      15,615,235
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)      723,063       237,378      7,359,488      15,572,025
NET ASSETS
Beginning of period....   14,727,827    14,490,449     40,321,344      24,749,319
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $15,450,890   $14,727,827   $ 47,680,832    $ 40,321,344
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     4,567   $     9,251   $     37,565    $     10,497
                         ===========   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                              INTERNATIONAL
                                 EMERGING                  INTERNATIONAL
                               MARKETS FUND                   FUND I
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED           ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,      OCTOBER 31,
                            2004          2003          2004           2003
                        ------------  ------------  ------------  ---------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    42,097   $    55,148   $   118,205    $    259,354
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    2,132,232       266,347    10,401,686      (5,124,884)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (1,749,055)    4,066,015    (4,975,157)     11,536,377
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      425,274     4,387,510     5,544,734       6,670,847
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (15,657)           --        (9,905)        (10,130)
 Advisors Select.......       (7,645)           --          (957)         (6,109)
 Class J...............       (3,162)           --            --          (4,458)
 Institutional.........         (156)           --       (75,706)        (79,474)
 Preferred.............      (24,537)           --       (41,291)        (43,930)
 Select................      (13,787)           --          (257)            (60)
                         -----------   -----------   -----------    ------------
    Total Dividends and
          Distributions      (64,944)           --      (128,116)       (144,161)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      315,848       333,212     3,442,291       3,018,198
 Advisors Select.......       15,370         4,584     2,728,479       2,209,717
 Class J...............   13,274,988     8,952,851    16,801,520      18,169,543
 Institutional.........           --     2,059,260     2,559,298      15,379,844
 Preferred.............      848,902       957,931     3,796,758       7,825,838
 Select................           --            --     1,552,989              --
Shares issued in
 acquistions:
 Advisors Preferred....           --            --            --       1,037,521
 Advisors Select.......           --            --            --       1,034,750
 Class J...............           --            --            --       5,487,717
 Institutional.........           --            --            --           8,703
 Preferred.............           --            --            --       1,096,063
 Select................           --            --            --       1,037,491
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        5,138            --         9,811          10,130
 Advisors Select.......           32            --           947           6,109
 Class J...............        3,122            --            --           4,448
 Institutional.........           --            --        75,630          79,462
 Preferred.............        8,861            --        41,031          43,930
 Select................           --            --            25              --
Shares redeemed:
 Advisors Preferred....     (211,930)     (184,304)     (887,703)     (3,924,695)
 Advisors Select.......           (3)           --      (786,835)     (3,922,152)
 Class J...............   (3,721,008)   (4,161,829)   (4,162,320)     (5,006,650)
 Institutional.........           --    (4,433,712)      (18,813)    (26,728,771)
 Preferred.............     (466,579)     (284,124)   (2,471,428)     (7,073,626)
 Select................           --            --      (295,464)     (3,447,620)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   10,072,741     3,243,869    22,386,216       6,345,950
                         -----------   -----------   -----------    ------------
         Total Increase
             (Decrease)   10,433,071     7,631,379    27,802,834      12,872,636
NET ASSETS
Beginning of period....   17,221,694     9,590,315    56,503,185      43,630,549
                         -----------   -----------   -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $27,654,765   $17,221,694   $84,306,019    $ 56,503,185
                         ===========   ===========   ===========    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (27,202)  $    15,546   $    93,025    $    110,767
                         ===========   ===========   ===========    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                               INTERNATIONAL                   LARGECAP
                                  FUND II                    BLEND FUND I
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS       PERIOD
                            ENDED          ENDED         ENDED          ENDED
                          APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2004           2003           2004        2003 /(A)/
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,625,210   $  2,164,734   $    61,934    $    91,039
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    34,685,854     (3,905,671)      913,122        271,945
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (7,991,793)    46,641,575      (239,061)     1,763,604
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    28,319,271     44,900,638       735,995      2,126,588
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (15,162)            --          (429)            --
 Advisors Select.......        (2,706)            --          (208)            --
 Class J...............       (10,730)            --           N/A            N/A
 Institutional.........    (2,653,314)            --      (111,624)            --
 Preferred.............        (6,894)            --          (800)            --
 Select................          (867)            --          (664)            --
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....            --             --        (2,677)            --
 Advisors Select.......            --             --        (2,677)            --
 Institutional.........            --             --      (265,144)            --
 Preferred.............            --             --        (2,677)            --
 Select................            --             --        (2,677)            --
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (2,689,673)            --      (389,577)            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....     1,823,603      1,238,771            --        100,000
 Advisors Select.......     1,758,169        557,971            --        100,000
 Class J...............     5,675,210      5,393,127           N/A            N/A
 Institutional.........    69,521,829    104,986,209       502,304      9,977,093
 Preferred.............       161,598        358,536            --        100,000
 Select................         7,167        100,085            --        100,000
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        15,162             --            --             --
 Advisors Select.......         2,706             --            --             --
 Class J...............        10,730             --           N/A            N/A
 Institutional.........     2,653,314             --        11,680             --
 Preferred.............         6,894             --            --             --
 Select................           867             --            --             --
Shares redeemed:
 Advisors Preferred....      (556,011)      (512,356)           --             --
 Advisors Select.......      (448,484)      (297,370)           --             --
 Class J...............      (961,586)    (2,496,337)          N/A            N/A
 Institutional.........   (13,700,489)   (56,451,982)     (123,863)      (110,343)
 Preferred.............       (52,032)      (453,739)           --             --
 Select................        (5,901)      (244,115)           --             --
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    65,912,746     52,178,800       390,121     10,266,750
                         ------------   ------------   -----------    -----------
Redemption Fees - Class
 J.....................            --            306           N/A            N/A
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)    91,542,344     97,079,744       736,539     12,393,338
NET ASSETS
Beginning of period....   220,814,298    123,734,554    12,393,338             --
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $312,356,642   $220,814,298   $13,129,877    $12,393,338
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,077,932   $  2,149,135   $    39,248    $    91,039
                         ============   ============   ===========    ===========



/(a) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                               LARGECAP
                                 LARGECAP                   S&P 500 INDEX
                                GROWTH FUND                      FUND
-----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR       SIX MONTHS         YEAR
                            ENDED         ENDED          ENDED           ENDED
                          APRIL 30,    OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2004           2003          2004            2003
                        -------------  ------------  -------------  ---------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $     97,508   $    72,739   $  2,725,681    $  2,459,626
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     1,562,657    (4,020,503)     1,921,888         882,068
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     1,149,288    12,052,315     17,754,481      49,881,119
                         ------------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     2,809,453     8,104,551     22,402,050      53,222,813
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....            --            --       (211,701)        (55,265)
 Advisors Select.......            --            --       (100,272)        (21,408)
 Class J...............            --            --       (486,991)       (172,397)
 Institutional.........       (79,529)      (23,011)    (1,516,071)            (85)
 Preferred.............            --            --       (888,276)       (391,997)
 Select................            --            --        (35,791)         (9,229)
                         ------------   -----------   ------------    ------------
    Total Dividends and
          Distributions       (79,529)      (23,011)    (3,239,102)       (650,381)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....       529,570     2,642,708     58,762,063      32,543,398
 Advisors Select.......         5,454        58,608     21,042,942      20,172,969
 Class J...............     3,645,055     5,991,727     63,314,046      92,300,008
 Institutional.........    35,261,624    38,674,316     82,250,754     101,049,967
 Preferred.............       939,066     1,764,429     38,616,622      57,944,195
 Select................        13,542        30,388      4,899,562       3,108,260
Shares issued in
 acquisitions:
 Advisors Preferred....            --         9,974             --              --
 Advisors Select.......            --        99,696             --              --
 Class J...............            --     2,150,923             --              --
 Institutional.........            --       196,146             --              --
 Preferred.............            --       510,092             --              --
 Select................            --        14,848             --              --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....            --            --        211,701          50,010
 Advisors Select.......            --            --        100,272          17,680
 Class J...............            --            --        486,619         171,436
 Institutional.........        79,529        22,998      1,516,071              --
 Preferred.............            --            --        888,266         391,931
 Select................            --            --         35,791           2,341
Shares redeemed:
 Advisors Preferred....      (516,695)   (2,751,845)    (7,663,033)    (12,633,936)
 Advisors Select.......       (57,878)     (805,807)    (4,466,153)     (4,165,462)
 Class J...............    (1,526,265)   (2,029,915)   (15,828,321)    (18,188,489)
 Institutional.........    (2,564,572)   (7,953,858)   (15,405,726)     (2,508,822)
 Preferred.............      (350,381)   (2,447,402)   (13,412,814)    (15,750,303)
 Select................          (106)     (739,866)    (1,218,230)     (1,332,954)
                         ------------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    35,457,943    35,438,160    214,130,432     253,172,229
                         ------------   -----------   ------------    ------------
Redemption Fees - Class
 J.....................            --            --          1,590           1,280
                         ------------   -----------   ------------    ------------
         Total Increase
             (Decrease)    38,187,867    43,519,700    233,294,970     305,745,941
NET ASSETS
Beginning of period....    75,920,913    32,401,213    407,162,807     101,416,866
                         ------------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $114,108,780   $75,920,913   $640,457,777    $407,162,807
                         ============   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     70,388   $    53,034   $  1,737,468    $  2,250,889
                         ============   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                  LARGECAP                      MIDCAP
                                 VALUE FUND                   BLEND FUND
-----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED          ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    677,677   $    725,984   $     36,458    $   (34,442)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     7,436,342       (886,746)     5,763,413      1,137,455
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (3,103,962)     8,756,109       (837,530)     6,669,090
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     5,010,057      8,595,347      4,962,341      7,772,103
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....          (898)        (6,184)        (7,148)        (3,788)
 Advisors Select.......        (7,898)        (5,930)          (376)        (1,181)
 Class J...............       (15,893)        (3,746)       (27,215)        (3,280)
 Institutional.........      (817,104)      (335,770)          (101)           (38)
 Preferred.............       (29,181)       (26,155)       (28,333)        (4,296)
 Select................           (84)        (6,887)           (63)        (2,927)
Tax return of capital
 distributions:
 Advisors Preferred....            --             --             --         (5,075)
 Advisors Select.......            --             --             --         (1,583)
 Class J...............            --             --             --         (4,396)
 Institutional.........            --             --             --            (52)
 Preferred.............            --             --             --         (5,756)
 Select................            --             --             --         (3,923)
                         ------------   ------------   ------------    -----------
    Total Dividends and
          Distributions      (871,058)      (384,672)       (63,236)       (36,295)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....        75,713        386,880     15,963,784        771,106
 Advisors Select.......       308,271        711,600        122,148        123,523
 Class J...............     5,309,198      7,071,963     19,262,741     21,942,083
 Institutional.........    29,384,612     40,685,620            289             --
 Preferred.............     2,066,077        613,763      1,688,704      3,156,447
 Select................         3,187             --            105            331
Shares issued in
 acquisitions:
 Advisors Preferred....            --             --             --        646,073
 Advisors Select.......            --             --             --        644,268
 Class J...............            --             --             --      4,359,637
 Institutional.........            --             --             --        657,587
 Preferred.............            --             --             --        652,670
 Select................            --             --             --        650,149
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....           898          1,280          7,148          4,188
 Advisors Select.......         7,898          2,914            351             24
 Class J...............        15,893          3,641         27,200          7,611
 Institutional.........       817,104        335,686             --             --
 Preferred.............        29,181         18,005         28,333          1,803
 Select................            --             --              1             --
Shares redeemed:
 Advisors Preferred....      (310,705)    (1,323,076)   (18,199,056)      (418,697)
 Advisors Select.......      (836,947)      (899,277)    (2,108,826)        (9,389)
 Class J...............    (1,306,725)    (1,109,473)    (5,129,024)    (4,204,976)
 Institutional.........   (18,285,555)   (14,232,489)      (689,701)            --
 Preferred.............      (997,200)    (1,682,427)    (2,798,804)      (108,937)
 Select................            --     (1,129,267)    (2,098,113)          (173)
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    16,280,900     29,455,343      6,077,280     28,875,328
                         ------------   ------------   ------------    -----------
         Total Increase
             (Decrease)    20,419,899     37,666,018     10,976,385     36,611,136
NET ASSETS
Beginning of period....    76,298,846     38,632,828     55,654,133     19,042,997
                         ------------   ------------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 96,718,745   $ 76,298,846   $ 66,630,518    $55,654,133
                         ============   ============   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    397,819   $    598,417   $    (28,801)   $        --
                         ============   ============   ============    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                              MIDCAP
                                  MIDCAP                  S&P 400 INDEX
                               GROWTH FUND                     FUND
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2004          2003          2004           2003
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (76,107)  $   (88,778)  $    97,338    $    99,611
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    1,512,137       299,990       921,707        133,103
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (1,228,598)    1,787,954     1,264,608      7,142,597
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      207,432     1,999,166     2,283,653      7,375,311
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....           --            --       (10,061)        (4,339)
 Advisors Select.......           --            --        (4,430)        (1,404)
 Institutional.........           --            --           (95)           (73)
 Preferred.............           --            --       (96,743)       (54,171)
 Select................           --            --        (7,757)        (5,132)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --            --       (26,336)            --
 Advisors Select.......           --            --       (33,582)            --
 Class J...............           --            --      (150,698)            --
 Institutional.........           --            --          (116)            --
 Preferred.............           --            --      (167,843)            --
 Select................           --            --       (16,752)            --
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions           --            --      (514,413)       (65,119)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....        3,080        45,453     3,905,675      2,094,077
 Advisors Select.......       64,305       709,725     4,573,323      2,706,168
 Class J...............    5,081,077     6,057,585     4,081,565      6,122,254
 Institutional.........    1,367,817     6,133,206            --             --
 Preferred.............        9,296         9,809     6,577,697      9,525,056
 Select................           --            --       589,058      1,551,218
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....           --            --        36,397          1,409
 Advisors Select.......           --            --        38,006            316
 Class J...............           --            --       150,636             --
 Preferred.............           --            --       264,586         47,877
 Select................           --            --        24,509             27
Shares redeemed:
 Advisors Preferred....         (889)     (461,136)   (1,514,179)    (1,837,802)
 Advisors Select.......      (23,254)     (639,360)   (1,414,511)    (1,537,051)
 Class J...............   (1,622,331)   (1,732,390)   (1,177,068)    (1,542,421)
 Institutional.........   (1,221,530)     (513,037)           --             --
 Preferred.............         (624)     (437,660)   (2,626,309)    (4,703,177)
 Select................      (20,000)     (403,750)     (351,962)    (1,388,904)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,636,947     8,768,445    13,157,423     11,039,047
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    3,844,379    10,767,611    14,926,663     18,349,239
NET ASSETS
Beginning of period....   16,651,823     5,884,212    35,732,170     17,382,931
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $20,496,202   $16,651,823   $50,658,833    $35,732,170
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (76,303)  $        --   $    60,406    $    83,063
                         ===========   ===========   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                               MONEY
                                  MIDCAP                       MARKET
                                VALUE FUND                      FUND
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2004          2003          2004            2003
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    47,362   $    25,031   $    128,931    $    159,486
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    4,298,550       777,144             --              --
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (3,037,646)    6,249,496             --              --
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,308,266     7,051,671        128,931         159,486
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (5,868)       (3,150)        (3,127)        (10,250)
 Advisors Select.......         (323)          (38)            --          (9,419)
 Class J...............      (64,027)      (41,761)            --         (22,891)
 Institutional.........       (6,764)         (104)      (103,232)        (89,140)
 Preferred.............       (1,118)         (109)       (22,237)        (27,734)
 Select................         (273)          (75)          (335)            (52)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions      (78,373)      (45,237)      (128,931)       (159,486)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      339,204       557,900      8,158,210      11,761,656
 Advisors Select.......       27,030        79,780     26,280,726      45,537,759
 Class J...............   18,528,156    25,176,789     46,693,905     105,081,568
 Institutional.........      746,673       158,267     21,552,243      22,965,685
 Preferred.............      158,049       101,591     22,864,441      33,331,472
 Select................        4,603        36,257      3,661,962       1,072,854
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        5,868         3,094          3,154          10,201
 Advisors Select.......          323            --             --           9,301
 Class J...............       64,004        41,539             --          22,403
 Institutional.........        6,637            --        103,741          89,086
 Preferred.............        1,118            23         22,078          27,455
 Select................          273            --            322               4
Shares redeemed:
 Advisors Preferred....      (59,758)     (921,038)    (7,102,362)     (9,260,912)
 Advisors Select.......       (6,486)     (717,320)   (24,872,392)    (40,616,350)
 Class J...............   (4,659,781)   (5,124,912)   (33,153,659)    (46,566,722)
 Institutional.........     (141,791)      (76,851)    (3,719,805)       (893,755)
 Preferred.............      (33,495)     (742,887)   (19,504,956)    (26,877,124)
 Select................         (924)     (723,387)       (14,949)     (1,072,600)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   14,979,703    17,848,845     40,972,659      94,621,981
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)   16,209,596    24,855,279     40,972,659      94,621,981
NET ASSETS
Beginning of period....   49,087,358    24,232,079    137,531,807      42,909,826
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $65,296,954   $49,087,358   $178,504,466    $137,531,807
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (28,521)  $    10,817   $         --    $         --
                         ===========   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                    PARTNERS               PARTNERS
                                  INTERNATIONAL         LARGECAP BLEND
                                      FUND                   FUND
-------------------------------------------------------------------------------
                                     PERIOD       SIX MONTHS         YEAR
                                      ENDED          ENDED           ENDED
                                    APRIL 30,      APRIL 30,      OCTOBER 31,
                                   2004 /(A)/        2004            2003
                                  -------------  -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)..........................   $    50,263   $  1,627,960    $  2,794,842
Net realized gain (loss) from
 investment transactions and
 foreign currency transactions..        75,757     40,402,517      (1,818,118)
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in
 foreign currencies.............       125,451    (22,672,404)     41,418,701
                                   -----------   ------------    ------------
  Net Increase (Decrease) in Net
           Assets Resulting from
                      Operations       251,471     19,358,073      42,395,425
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income:
 Advisors Preferred.............           N/A        (45,467)             --
 Advisors Select................           N/A        (19,846)             --
 Class J........................           N/A         (6,971)             --
 Institutional..................            --     (2,905,946)       (974,528)
 Preferred......................           N/A       (175,340)        (22,152)
 Select.........................           N/A        (11,003)         (1,374)
                                   -----------   ------------    ------------
             Total Dividends and
                   Distributions            --     (3,164,573)       (998,054)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred.............           N/A      7,747,547      12,492,301
 Advisors Select................           N/A      6,416,198      10,349,350
 Class J........................           N/A     13,888,027      15,332,248
 Institutional..................    10,000,000    151,145,994     136,545,203
 Preferred......................           N/A     12,247,705      19,176,211
 Select.........................           N/A      3,201,776       1,207,517
Shares issued in reinvestment of
 dividends and distributions:
 Advisors Preferred.............           N/A         42,873              --
 Advisors Select................           N/A         18,627              --
 Class J........................           N/A          6,965              --
 Institutional..................            --      2,905,946         974,528
 Preferred......................           N/A        175,340          22,152
 Select.........................           N/A          6,937               3
Shares redeemed:
 Advisors Preferred.............           N/A     (3,367,453)     (2,562,591)
 Advisors Select................           N/A     (3,090,003)     (1,337,090)
 Class J........................           N/A     (2,183,142)     (1,749,665)
 Institutional..................            --    (16,935,593)    (22,191,183)
 Preferred......................           N/A     (4,565,111)     (3,591,148)
 Select.........................           N/A     (1,899,068)        (48,400)
                                   -----------   ------------    ------------
  Net Increase (Decrease) in Net
       Assets from Capital Share
                    Transactions    10,000,000    165,763,565     164,619,436
                                   -----------   ------------    ------------
       Total Increase (Decrease)    10,251,471    181,957,065     206,016,807
NET ASSETS
Beginning of period.............            --    356,945,914     150,929,107
                                   -----------   ------------    ------------
End of period (including
 undistributed net investment
 income as set forth below).....   $10,251,471   $538,902,979    $356,945,914
                                   ===========   ============    ============
Undistributed (Overdistributed)
 Net Investment Income
 (Operating Loss)...............   $    44,132   $    885,203    $  2,486,870
                                   ===========   ============    ============



/(a) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PARTNERS                   PARTNERS
                                 LARGECAP                   LARGECAP
                               BLEND FUND I                GROWTH FUND
-------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS      PERIOD
                           ENDED         ENDED         ENDED          ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2004          2003          2004       2003 /(A)/
                        ------------  ------------  ------------  -------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    46,171   $    60,409   $   (19,430)   $   (6,084)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      872,251    (1,126,832)    1,100,812       (27,586)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      732,016     4,104,390    (1,094,890)    1,224,145
                         -----------   -----------   -----------    ----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,650,438     3,037,967       (13,508)    1,190,475
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (9,205)       (6,686)           --            --
 Advisors Select.......       (6,755)       (2,490)           --            --
 Class J...............      (20,016)      (13,416)           --            --
 Institutional.........          (87)          (73)           --            --
 Preferred.............      (23,412)      (12,382)           --            --
 Select................       (6,187)       (5,300)           --            --
                         -----------   -----------   -----------    ----------
    Total Dividends and
          Distributions      (65,662)      (40,347)           --            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      303,397       507,060            --       100,000
 Advisors Select.......       50,123     1,915,677            --       100,000
 Class J...............    6,593,582     6,858,015     2,779,423     2,826,745
 Institutional.........           --            --            --     4,500,000
 Preferred.............      378,195     1,398,901            --       100,000
 Select................           --            --            --       100,000
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        4,805         2,823            --            --
 Advisors Select.......        3,953            --            --            --
 Class J...............       19,921        13,315            --            --
 Preferred.............       16,086         6,157            --            --
Shares redeemed:
 Advisors Preferred....     (490,308)     (171,885)           --            --
 Advisors Select.......     (381,988)     (721,663)           --            --
 Class J...............   (1,366,821)   (1,855,941)     (518,336)     (415,686)
 Preferred.............     (505,639)     (345,468)           --            --
 Select................     (250,000)           --            --            --
                         -----------   -----------   -----------    ----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    4,375,306     7,606,991     2,261,087     7,311,059
                         -----------   -----------   -----------    ----------
         Total Increase
             (Decrease)    5,960,082    10,604,611     2,247,579     8,501,534
NET ASSETS
Beginning of period....   23,666,382    13,061,771     8,501,534            --
                         -----------   -----------   -----------    ----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $29,626,464   $23,666,382   $10,749,113    $8,501,534
                         ===========   ===========   ===========    ==========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    24,528   $    44,708   $   (20,741)   $       --
                         ===========   ===========   ===========    ==========



/(a) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS                     PARTNERS
                              LARGECAP GROWTH               LARGECAP GROWTH
                                   FUND I                       FUND II
-----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED          ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    728,623   $  1,483,431   $    (73,458)   $   (57,618)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    40,452,723     (8,407,841)     4,440,931      1,483,766
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (25,719,588)    77,854,572     (3,820,619)     5,923,629
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    15,461,758     70,930,162        546,854      7,349,777
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Institutional.........    (1,423,003)      (600,077)            --             --
 Preferred.............        (2,791)            --             --             --
                         ------------   ------------   ------------    -----------
    Total Dividends and
          Distributions    (1,425,794)      (600,077)            --             --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....    13,456,268     19,797,942      4,104,964      4,275,320
 Advisors Select.......     7,239,552     18,295,440      2,430,538      1,143,580
 Class J...............     6,403,397      5,856,524      2,545,666      1,993,524
 Institutional.........    94,518,964    236,022,204     75,994,931     49,493,627
 Preferred.............     7,104,141     15,480,987      4,751,306         46,494
 Select................     2,971,099      1,901,809        696,041             --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Institutional.........     1,423,003        600,077             --             --
 Preferred.............         2,791             --             --             --
Shares redeemed:
 Advisors Preferred....    (5,414,725)    (6,415,121)    (2,035,096)      (430,430)
 Advisors Select.......    (3,824,060)    (5,207,467)    (1,199,228)       (51,528)
 Class J...............    (1,661,718)    (1,449,059)      (630,418)      (686,628)
 Institutional.........   (13,801,696)   (73,831,280)    (7,533,950)    (2,137,075)
 Preferred.............    (3,387,150)    (9,927,459)    (1,018,598)       (58,767)
 Select................      (991,080)    (1,053,253)      (843,707)            --
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   104,038,786    200,071,344     77,262,449     53,588,117
                         ------------   ------------   ------------    -----------
         Total Increase
             (Decrease)   118,074,750    270,401,429     77,809,303     60,937,894
NET ASSETS
Beginning of period....   586,310,784    315,909,355     69,310,845      8,372,951
                         ------------   ------------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $704,385,534   $586,310,784   $147,120,148    $69,310,845
                         ============   ============   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    159,588   $  1,215,142   $     (3,579)   $    (4,022)
                         ============   ============   ============    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                    PARTNERS                       PARTNERS
                                    LARGECAP                        MIDCAP
                                   VALUE FUND                    GROWTH FUND
--------------------------------------------------------------------------------------
                          SIX MONTHS          YEAR         SIX MONTHS        YEAR
                             ENDED            ENDED          ENDED          ENDED
                           APRIL 30,       OCTOBER 31,     APRIL 30,     OCTOBER 31,
                             2004             2003            2004           2003
                        ---------------  ---------------  ------------  --------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    8,040,025   $   13,404,161   $  (208,268)   $  (155,538)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      12,351,023      (15,381,551)    1,012,109      1,081,551
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      52,531,687      169,453,378    (1,407,713)     3,457,603
                         --------------   --------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      72,922,735      167,475,988      (603,872)     4,383,616
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....        (153,849)         (15,684)           --             --
 Advisors Select.......        (126,063)         (12,523)           --             --
 Class J...............        (109,856)          (5,502)           --             --
 Institutional.........     (13,937,541)      (5,633,205)           --             --
 Preferred.............        (330,867)         (97,962)           --             --
 Select................         (11,372)          (6,613)           --             --
                         --------------   --------------   -----------    -----------
    Total Dividends and
          Distributions     (14,669,548)      (5,771,489)           --             --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      14,986,729       11,714,257     6,836,632      3,134,250
 Advisors Select.......      15,982,736        9,060,514     4,094,599      2,066,500
 Class J...............      14,396,326       10,899,086     6,952,550      6,738,949
 Institutional.........     164,276,399      413,096,143            --             --
 Preferred.............       7,770,319       19,542,027     2,975,593      6,962,867
 Select................       2,245,011          930,292           232             --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....         153,849           11,338            --             --
 Advisors Select.......         126,063            9,819            --             --
 Class J...............         109,813            5,495            --             --
 Institutional.........      13,937,541        5,633,205            --             --
 Preferred.............         330,867           97,962            --             --
 Select................          11,372              318            --             --
Shares redeemed:
 Advisors Preferred....      (3,576,767)      (4,242,152)   (1,569,387)      (885,192)
 Advisors Select.......      (3,188,948)      (2,611,514)   (1,619,163)      (769,974)
 Class J...............      (2,831,410)      (2,064,688)   (2,398,597)    (1,594,168)
 Institutional.........    (152,384,568)     (47,810,522)           --             --
 Preferred.............      (3,164,436)      (8,091,601)   (2,054,439)    (1,819,588)
 Select................        (521,973)      (1,188,271)     (420,000)      (375,000)
                         --------------   --------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions      68,658,923      404,991,708    12,798,020     13,458,644
                         --------------   --------------   -----------    -----------
         Total Increase
             (Decrease)     126,912,110      566,696,207    12,194,148     17,842,260
NET ASSETS
Beginning of period....   1,032,211,569      465,515,362    24,257,318      6,415,058
                         --------------   --------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $1,159,123,679   $1,032,211,569   $36,451,466    $24,257,318
                         ==============   ==============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    4,603,666   $   11,375,862   $  (232,170)   $        --
                         ==============   ==============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                    PARTNERS               PARTNERS
                                  MIDCAP GROWTH          MIDCAP VALUE
                                     FUND I                  FUND
-------------------------------------------------------------------------------
                                     PERIOD       SIX MONTHS         YEAR
                                      ENDED          ENDED           ENDED
                                    APRIL 30,      APRIL 30,      OCTOBER 31,
                                   2004 /(A)/        2004            2003
                                  -------------  -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)..........................   $   (9,786)   $     16,099    $    (55,902)
Net realized gain (loss) from
 investment transactions and
 foreign currency transactions..       20,545       9,129,469       2,471,027
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in
 foreign currencies.............      (20,717)      1,728,236      16,896,198
                                   ----------    ------------    ------------
  Net Increase (Decrease) in Net
           Assets Resulting from
                      Operations       (9,958)     10,873,804      19,311,323
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income:
 Institutional..................           --         (39,426)             --
From net realized gain on
 investments and foreign
 currency transactions:
 Advisors Preferred.............          N/A         (44,704)             --
 Advisors Select................          N/A         (40,639)             --
 Class J........................          N/A        (178,393)             --
 Institutional..................           --      (1,163,818)             --
 Preferred......................          N/A         (42,748)             --
 Select.........................          N/A         (22,214)             --
                                   ----------    ------------    ------------
             Total Dividends and
                   Distributions           --      (1,531,942)             --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred.............          N/A       1,517,699       2,235,869
 Advisors Select................          N/A       2,022,107       1,458,990
 Class J........................          N/A       8,536,935       6,994,970
 Institutional..................    5,000,000      60,866,904      48,919,055
 Preferred......................          N/A       2,375,871       1,412,325
 Select.........................          N/A         207,393         408,866
Shares issued in reinvestment of
 dividends and distributions:
 Advisors Preferred.............          N/A          28,777              --
 Advisors Select................          N/A          24,711              --
 Class J........................          N/A         176,739              --
 Institutional..................           --       1,186,834              --
 Preferred......................          N/A          26,834              --
 Select.........................          N/A           6,300              --
Shares redeemed:
 Advisors Preferred.............          N/A      (1,386,384)     (1,024,185)
 Advisors Select................          N/A      (1,282,456)       (125,046)
 Class J........................          N/A      (1,717,274)     (1,359,336)
 Institutional..................           --      (8,573,412)     (6,692,002)
 Preferred......................          N/A      (1,273,716)       (346,342)
 Select.........................          N/A        (958,217)        (60,288)
                                   ----------    ------------    ------------
  Net Increase (Decrease) in Net
       Assets from Capital Share
                    Transactions    5,000,000      61,785,645      51,822,876
                                   ----------    ------------    ------------
       Total Increase (Decrease)    4,990,042      71,127,507      71,134,199
NET ASSETS
Beginning of period.............           --     101,960,345      30,826,146
                                   ----------    ------------    ------------
End of period (including
 undistributed net investment
 income as set forth below).....   $4,990,042    $173,087,852    $101,960,345
                                   ==========    ============    ============
Undistributed (Overdistributed)
 Net Investment Income
 (Operating Loss)...............   $   (9,957)   $    (40,884)   $         --
                                   ==========    ============    ============



/(a) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                       PARTNERS             PARTNERS
                                     MIDCAP VALUE        SMALLCAP BLEND
                                        FUND I                FUND
-------------------------------------------------------------------------------
                                        PERIOD      SIX MONTHS       PERIOD
                                        ENDED          ENDED          ENDED
                                      APRIL 30,      APRIL 30,     OCTOBER 31,
                                      2004 /(A)/       2004        2003 /(B)/
                                     ------------  -------------  -------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss).............................   $    4,822   $    (10,687)   $   (3,136)
Net realized gain (loss) from
 investment transactions and
 foreign currency transactions.....       48,805        515,535       371,194
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in foreign
 currencies........................      139,066       (905,197)      784,035
                                      ----------   ------------    ----------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations      192,693       (400,349)    1,152,093
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net realized gain on
 investments and foreign currency
 transactions:
 Advisors Preferred................          N/A         (8,143)           --
 Advisors Select...................          N/A         (8,143)           --
 Institutional.....................           --       (335,515)           --
 Preferred.........................          N/A         (8,143)           --
 Select............................          N/A         (8,143)           --
                                      ----------   ------------    ----------
  Total Dividends and Distributions           --       (368,087)           --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred................          N/A             --       120,271
 Advisors Select...................          N/A             --       100,000
 Institutional.....................    5,000,001    148,751,000     3,921,113
 Preferred.........................          N/A        134,381       100,000
 Select............................          N/A             --       100,000
Shares issued in reinvestment of
 dividends and distributions:
 Institutional.....................           --        123,797            --
Shares redeemed:
 Advisors Preferred................          N/A             --       (21,953)
 Institutional.....................           --       (186,948)      (60,634)
 Preferred.........................          N/A       (127,757)           --
                                      ----------   ------------    ----------
     Net Increase (Decrease) in Net
          Assets from Capital Share
                       Transactions    5,000,001    148,694,473     4,258,797
                                      ----------   ------------    ----------
          Total Increase (Decrease)    5,192,694    147,926,037     5,410,890
NET ASSETS
Beginning of period................           --      5,410,890            --
                                      ----------   ------------    ----------
End of period (including
 undistributed net investment
 income as set forth below)........   $5,192,694   $153,336,927    $5,410,890
                                      ==========   ============    ==========
Undistributed (Overdistributed) Net
 Investment Income (Operating Loss)   $    4,822   $    (12,691)   $       --
                                      ==========   ============    ==========



/(a) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
/(b) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PARTNERS                      PARTNERS
                                 SMALLCAP                      SMALLCAP
                               GROWTH FUND I                GROWTH FUND II
-----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS         YEAR
                           ENDED          ENDED          ENDED           ENDED
                         APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2004          2003           2004            2003
                        ------------  -------------  -------------  ---------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (433,621)  $   (755,411)  $   (801,983)   $   (522,821)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    6,574,826    (10,836,677)     7,555,038       2,317,936
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (2,612,989)    26,552,460    (14,944,911)     38,587,547
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    3,528,216     14,960,372     (8,191,856)     40,382,662
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --             --        (27,147)             --
 Advisors Select.......           --             --        (14,087)             --
 Class J...............           --             --        (21,417)             --
 Institutional.........           --             --       (965,833)             --
 Preferred.............           --             --        (12,516)             --
 Select................           --             --         (3,305)             --
                         -----------   ------------   ------------    ------------
    Total Dividends and
          Distributions           --             --     (1,044,305)             --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      610,773      1,120,026      4,418,663       3,302,224
 Advisors Select.......      479,452        102,439      3,400,395       2,008,187
 Class J...............    4,617,729      4,068,125      2,440,856       1,962,865
 Institutional.........   12,608,144     38,593,833     93,330,560     133,647,402
 Preferred.............    1,178,645        968,872      2,758,152       1,610,552
 Select................        1,309          1,425        896,928         112,284
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....           --             --         27,147              --
 Advisors Select.......           --             --         14,087              --
 Class J...............           --             --         21,417              --
 Institutional.........           --             --        965,833              --
 Preferred.............           --             --         12,516              --
 Select................           --             --          3,305              --
Shares redeemed:
 Advisors Preferred....     (792,096)      (387,000)    (1,649,813)     (2,090,492)
 Advisors Select.......     (661,022)       (58,023)      (780,080)       (776,465)
 Class J...............   (2,713,805)      (755,286)      (577,684)       (446,945)
 Institutional.........   (8,790,541)   (81,947,392)   (21,681,337)    (16,696,006)
 Preferred.............     (490,278)      (596,383)    (1,300,045)       (854,132)
 Select................     (500,593)            --       (159,084)       (628,079)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    5,547,717    (38,889,364)    82,141,816     121,151,395
                         -----------   ------------   ------------    ------------
         Total Increase
             (Decrease)    9,075,933    (23,928,992)    72,905,655     161,534,057
NET ASSETS
Beginning of period....   72,538,848     96,467,840    172,959,294      11,425,237
                         -----------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $81,614,781   $ 72,538,848   $245,864,949    $172,959,294
                         ===========   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (433,621)  $         --   $   (848,177)   $         --
                         ===========   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS                     PARTNERS
                                  SMALLCAP                     SMALLCAP
                                 VALUE FUND                  VALUE FUND I
-----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        PERIOD
                            ENDED          ENDED          ENDED          ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
                            2004           2003           2004         2003 /(A)/
                        -------------  -------------  -------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    (20,805)  $   (176,716)  $     61,138    $   186,545
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     3,969,124    (13,370,590)     1,806,455      2,319,172
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    15,504,343     63,940,966      1,925,712     11,243,533
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    19,452,662     50,393,660      3,793,305     13,749,250
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Institutional.........            --             --       (237,373)            --
 Preferred.............            --             --           (326)            --
 Select................            --             --            (63)            --
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....          (369)       (11,437)       (30,141)            --
 Advisors Select.......          (184)       (14,361)       (31,529)            --
 Class J...............          (528)       (49,288)           N/A            N/A
 Institutional.........       (15,383)    (1,367,832)    (2,364,362)            --
 Preferred.............        (1,028)       (68,010)        (8,905)            --
 Select................            (1)        (7,774)        (6,425)            --
                         ------------   ------------   ------------    -----------
    Total Dividends and
          Distributions       (17,493)    (1,518,702)    (2,679,124)            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....     1,330,286      4,624,961      5,090,478        211,190
 Advisors Select.......       858,217      1,240,922      3,821,055        652,780
 Class J...............     1,064,961      1,367,251            N/A            N/A
 Institutional.........    48,608,271     70,044,979     40,910,847     44,907,315
 Preferred.............     3,744,747      8,586,227        641,035        157,207
 Select................         1,922          3,452        423,556        102,156
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....           369          3,663         24,151             --
 Advisors Select.......           184          6,587         25,539             --
 Class J...............           528         41,625            N/A            N/A
 Institutional.........        15,383      1,367,832      2,133,986             --
 Preferred.............         1,028         60,236          3,013             --
 Select................            --             --            442             --
Shares redeemed:
 Advisors Preferred....      (668,150)    (2,474,354)      (770,551)        (1,068)
 Advisors Select.......      (668,266)    (1,151,590)      (296,339)       (13,459)
 Class J...............    (1,031,747)    (1,976,338)           N/A            N/A
 Institutional.........   (21,369,695)   (73,093,297)   (10,867,445)    (7,267,358)
 Preferred.............    (1,896,057)    (5,273,900)      (309,300)        (5,069)
 Select................           (99)      (872,048)       (33,583)            --
                         ------------   ------------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    29,991,882      2,506,208     40,796,884     38,743,694
                         ------------   ------------   ------------    -----------
         Total Increase
             (Decrease)    49,427,051     51,381,166     41,911,065     52,492,944
NET ASSETS
Beginning of period....   198,560,484    147,179,318     52,492,944             --
                         ------------   ------------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $247,987,535   $198,560,484   $ 94,404,009    $52,492,944
                         ============   ============   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    (20,805)  $         --   $      7,033    $   185,930
                         ============   ============   ============    ===========



/(a) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                               PRINCIPAL
                                 PREFERRED                      LIFETIME
                              SECURITIES FUND                  2010 FUND
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  4,076,207   $  4,309,587   $  2,542,223    $  1,041,574
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       276,618        114,672        413,694      (1,729,798)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (4,439,141)     2,335,606      2,475,333      13,682,253
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations       (86,316)     6,759,865      5,431,250      12,994,029
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....           N/A            N/A        (41,329)        (27,195)
 Advisors Select.......           N/A            N/A        (17,760)           (109)
 Class J...............            --            N/A       (256,196)        (37,407)
 Institutional.........    (5,276,668)      (474,759)    (2,311,413)       (735,370)
 Preferred.............           N/A            N/A        (18,057)         (6,288)
 Select................           N/A            N/A           (133)           (121)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions    (5,276,668)      (474,759)    (2,644,888)       (806,490)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....           N/A            N/A     10,823,551       1,274,869
 Advisors Select.......           N/A            N/A      3,435,837       1,618,392
 Class J...............     7,695,491            N/A     17,555,062      21,539,916
 Institutional.........    52,113,416    113,124,282     79,254,066      69,731,946
 Preferred.............           N/A            N/A        969,505         910,504
 Select................           N/A            N/A            311              --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....           N/A            N/A         41,329          27,092
 Advisors Select.......           N/A            N/A         17,760              22
 Class J...............            --            N/A        256,033          36,815
 Institutional.........     5,272,139        473,802      2,311,413         735,212
 Preferred.............           N/A            N/A         18,057           6,155
Shares redeemed:
 Advisors Preferred....           N/A            N/A     (6,750,326)       (446,760)
 Advisors Select.......           N/A            N/A       (622,965)        (20,070)
 Class J...............      (350,102)           N/A     (2,607,260)     (1,557,716)
 Institutional.........    (3,758,902)   (10,904,438)   (19,756,855)     (3,191,494)
 Preferred.............           N/A            N/A       (203,517)       (140,547)
 Select................           N/A            N/A            (75)             --
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    60,972,042    102,693,646     84,741,926      90,524,336
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    55,609,058    108,978,752     87,528,288     102,711,875
NET ASSETS
Beginning of period....   121,827,717     12,848,965    145,787,022      43,075,147
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $177,436,775   $121,827,717   $233,315,310    $145,787,022
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  2,898,814   $  4,109,786   $    643,895    $    746,560
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                                  LIFETIME                      LIFETIME
                                 2020 FUND                     2030 FUND
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  3,529,546   $  1,181,587   $  3,119,782    $    835,468
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       174,769     (2,835,664)       334,208      (2,807,088)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     2,962,855     21,726,478      5,749,515      22,676,943
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     6,667,170     20,072,401      9,203,505      20,705,323
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....       (55,693)       (17,298)       (20,241)         (3,753)
 Advisors Select.......       (24,993)          (520)       (23,345)            (57)
 Class J...............      (507,265)       (45,752)      (385,574)         (7,757)
 Institutional.........    (2,936,853)      (774,573)    (2,352,501)       (953,647)
 Preferred.............       (56,704)       (12,476)       (48,694)        (11,864)
 Select................          (151)          (100)          (161)            (67)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions    (3,581,659)      (850,719)    (2,830,516)       (977,145)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....     4,198,122      1,982,679      2,200,182       1,045,133
 Advisors Select.......     5,495,248      1,870,501      4,625,379       3,269,461
 Class J...............    28,743,363     36,175,105     22,344,200      27,221,904
 Institutional.........    99,501,422     90,063,689     67,783,679     115,536,231
 Preferred.............     1,804,726      2,028,426      1,247,760       3,399,524
 Select................         3,990             --          7,871              --
Shares issued in
 acquisitions:
 Advisors Preferred....            --             --             --         449,755
 Advisors Select.......            --             --             --         450,550
 Class J...............            --             --             --      20,353,448
 Institutional.........            --             --             --           8,832
 Preferred.............            --             --             --         538,472
 Select................            --             --             --         450,438
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        55,693         17,216         20,241           3,703
 Advisors Select.......        24,993            454         23,345              21
 Class J...............       506,887         45,069        385,252           7,546
 Institutional.........     2,936,853        774,439      2,352,501         953,513
 Preferred.............        56,704         12,366         48,694          11,780
Shares redeemed:
 Advisors Preferred....      (608,962)      (207,147)      (190,323)       (545,703)
 Advisors Select.......      (636,284)      (132,478)      (631,027)       (988,544)
 Class J...............    (5,371,808)    (3,518,543)    (4,913,345)     (3,928,454)
 Institutional.........    (1,235,594)    (1,894,950)      (733,201)    (15,324,860)
 Preferred.............      (372,727)      (277,491)      (551,866)     (1,253,607)
 Select................            --             --             --        (450,044)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   135,102,626    126,939,335     94,019,342     151,209,099
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)   138,188,137    146,161,017    100,392,331     170,937,277
NET ASSETS
Beginning of period....   199,787,636     53,626,619    211,941,166      41,003,889
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $337,975,773   $199,787,636   $312,333,497    $211,941,166
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    779,559   $    831,672   $    431,828    $    142,562
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PRINCIPAL                   PRINCIPAL
                                 LIFETIME                     LIFETIME
                                 2040 FUND                   2050 FUND
---------------------------------------------------------------------------------
                         SIX MONTHS        YEAR       SIX MONTHS        YEAR
                            ENDED         ENDED         ENDED          ENDED
                          APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2004           2003          2004           2003
                        -------------  ------------  ------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    812,145   $   180,460   $   388,209    $    51,095
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........        51,747    (1,356,081)        2,472       (732,256)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     1,888,313     8,543,810     1,236,456      4,236,047
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     2,752,205     7,368,189     1,627,137      3,554,886
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....        (6,483)         (245)       (2,303)           (64)
 Advisors Select.......        (3,472)         (202)         (632)            (9)
 Class J...............       (14,505)           --            --             --
 Institutional.........      (766,648)     (195,010)     (380,221)       (59,823)
 Preferred.............       (11,299)       (1,794)       (7,342)          (227)
 Select................          (107)          (59)          (73)           (35)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....            --           (23)           --             (5)
 Advisors Select.......            --           (30)           --             (3)
 Class J...............            --        (1,780)           --           (170)
 Institutional.........            --        (8,287)           --         (1,384)
 Preferred.............            --          (104)           --             (7)
 Select................            --            (4)           --             (2)
                         ------------   -----------   -----------    -----------
    Total Dividends and
          Distributions      (802,514)     (207,538)     (390,571)       (61,729)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....     1,076,051       274,118       643,589         86,069
 Advisors Select.......     2,082,793       445,975     3,074,895         94,013
 Class J...............     7,396,058     8,818,280     1,493,895        873,916
 Institutional.........    33,842,397    27,971,645    15,830,961     22,667,305
 Preferred.............       238,090       725,972       257,908        833,634
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....         6,483           222         2,248             47
 Advisors Select.......         3,472           201           595              6
 Class J...............        14,505         1,729            --            154
 Institutional.........       766,648       203,200       380,221         61,137
 Preferred.............        11,299         1,824         7,342            188
Shares redeemed:
 Advisors Preferred....       (82,386)      (28,608)      (80,898)       (10,766)
 Advisors Select.......      (246,570)     (135,695)     (383,685)        (4,748)
 Class J...............    (1,264,006)   (1,047,332)     (332,362)      (216,775)
 Institutional.........    (1,171,665)   (1,499,412)   (1,080,296)    (1,332,320)
 Preferred.............      (115,577)     (121,752)     (142,990)      (136,267)
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    42,557,592    35,610,367    19,671,423     22,915,593
                         ------------   -----------   -----------    -----------
         Total Increase
             (Decrease)    44,507,283    42,771,018    20,907,989     26,408,750
NET ASSETS
Beginning of period....    61,706,780    18,935,762    33,294,464      6,885,714
                         ------------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $106,214,063   $61,706,780   $54,202,453    $33,294,464
                         ============   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     81,551   $    71,920   $     8,455    $    10,817
                         ============   ===========   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                PRINCIPAL
                            LIFETIME STRATEGIC              REAL ESTATE
                               INCOME FUND                SECURITIES FUND
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2004          2003          2004            2003
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   990,930   $   495,142   $  2,749,668    $  3,574,768
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      879,313      (405,111)    14,313,567       2,116,969
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....       49,006     4,569,603    (16,174,446)     26,132,411
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,919,249     4,659,634        888,789      31,824,148
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....      (14,215)       (5,942)      (167,208)       (113,506)
 Advisors Select.......       (2,995)          (96)      (104,219)        (25,979)
 Class J...............      (84,328)       (3,329)      (965,870)       (480,317)
 Institutional.........     (965,026)     (279,459)    (3,038,484)           (347)
 Preferred.............      (17,170)       (2,174)      (512,682)       (168,973)
 Select................         (160)          (98)        (6,357)        (23,241)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....           --          (389)       (78,406)             --
 Advisors Select.......           --            (8)       (50,744)             --
 Class J...............           --          (486)      (538,830)             --
 Institutional.........           --       (10,173)    (1,012,195)             --
 Preferred.............           --           (99)      (199,140)             --
 Select................           --            (5)        (2,461)             --
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions   (1,083,894)     (302,258)    (6,676,596)       (812,363)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      799,685       344,018     15,393,177       5,421,920
 Advisors Select.......    2,073,657       233,470      5,920,771       5,052,165
 Class J...............   10,105,322     7,757,929     23,358,992      29,226,559
 Institutional.........   26,560,176    33,627,530     72,160,454      90,453,415
 Preferred.............      447,036     1,144,651     10,464,390      15,390,585
 Select................          517            --        262,172         201,415
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....       14,215         6,246        245,614          93,339
 Advisors Select.......        2,877            36        154,963           7,236
 Class J...............       84,307         3,456      1,504,055         476,813
 Institutional.........      965,026       289,493      4,050,679              --
 Preferred.............       17,170         2,157        711,822         146,324
 Select................           --            --          8,818           1,530
Shares redeemed:
 Advisors Preferred....     (347,955)     (135,442)    (6,137,408)     (3,258,182)
 Advisors Select.......   (1,684,886)      (15,583)    (2,381,760)     (1,959,251)
 Class J...............   (1,094,995)     (557,671)   (12,389,536)     (7,384,770)
 Institutional.........   (8,252,991)   (3,342,462)   (11,674,877)     (8,281,174)
 Preferred.............     (251,336)     (192,678)    (6,710,693)     (5,445,926)
 Select................          (35)           --        (61,695)       (851,765)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   29,437,790    39,165,150     94,879,938     119,290,233
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)   30,273,145    43,522,526     89,092,131     150,302,018
NET ASSETS
Beginning of period....   62,125,777    18,603,251    181,473,715      31,171,697
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $92,398,922   $62,125,777   $270,565,846    $181,473,715
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   284,960   $   377,924   $  1,238,207    $  3,294,467
                         ===========   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                 SMALLCAP                    SMALLCAP
                                BLEND FUND                 GROWTH FUND
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2004          2003          2004           2003
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (136,191)  $  (106,173)  $  (145,829)   $  (124,469)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    4,650,469     1,470,593     1,961,799        429,322
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (3,489,182)   11,421,214    (2,016,224)     4,384,994
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,025,096    12,785,634      (200,254)     4,689,847
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....       (3,936)           --            --             --
 Advisors Select.......         (570)           --            --             --
 Class J...............     (113,002)           --            --             --
 Institutional.........      (22,415)           --            --             --
 Preferred.............      (11,053)           --            --             --
 Select................          (31)           --            --             --
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions     (151,007)           --            --             --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....      590,530       841,919            --          2,148
 Advisors Select.......    1,303,029       185,753         5,421          8,822
 Class J...............   22,395,816    25,604,464    10,666,232     11,601,368
 Institutional.........    2,561,119     2,602,482            --      4,527,936
 Preferred.............      743,329     4,850,690        82,567         98,058
 Select................        2,178           629            --             --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....        3,936            --            --             --
 Advisors Select.......          570            --            --             --
 Class J...............      112,951            --            --             --
 Institutional.........       22,415            --            --             --
 Preferred.............       11,053            --            --             --
 Select................            1            --            --             --
Shares redeemed:
 Advisors Preferred....     (237,148)     (364,988)     (325,000)        (2,135)
 Advisors Select.......     (182,741)      (41,648)     (328,694)        (2,044)
 Class J...............   (6,242,464)   (5,265,893)   (3,755,736)    (2,832,249)
 Institutional.........       (7,886)      (83,298)           --     (8,544,100)
 Preferred.............     (912,515)     (227,720)     (383,229)       (21,698)
 Select................       (1,480)         (231)     (325,000)            --
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   20,162,693    28,102,159     5,636,561      4,836,106
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)   21,036,782    40,887,793     5,436,307      9,525,953
NET ASSETS
Beginning of period....   63,903,244    23,015,451    20,894,127     11,368,174
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $84,940,026   $63,903,244   $26,330,434    $20,894,127
                         ===========   ===========   ===========    ===========
Undistributed Net
 Investment Income
 (Operating Loss)......  $  (137,296)  $        --   $  (150,610)   $        --
                         ===========   ===========   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                 SMALLCAP
                                 S&P 600                     SMALLCAP
                                INDEX FUND                  VALUE FUND
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED           ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,      OCTOBER 31,
                            2004          2003          2004           2003
                        ------------  ------------  ------------  ---------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    86,057   $    59,771   $   (42,844)   $     34,614
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    2,364,387       473,186     3,716,100         918,905
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,946,372    11,746,457    (2,855,895)      4,713,109
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    4,396,816    12,279,414       817,361       5,666,628
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Advisors Preferred....           --            --            --            (434)
 Institutional.........      (74,072)          (41)           --         (78,481)
 Preferred.............      (15,331)      (13,215)           --          (3,760)
 Select................           --           (35)           --          (1,783)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Advisors Preferred....         (777)           --       (30,180)             --
 Advisors Select.......         (632)           --       (21,875)             --
 Class J...............       (3,463)           --      (445,484)             --
 Institutional.........       (3,701)           --      (352,130)             --
 Preferred.............       (2,970)           --       (42,443)             --
 Select................         (190)           --        (6,233)             --
                         -----------   -----------   -----------    ------------
    Total Dividends and
          Distributions     (101,136)      (13,291)     (898,345)        (84,458)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Advisors Preferred....    6,543,740     3,583,994     2,782,864         666,042
 Advisors Select.......    3,931,071     2,229,382       597,446         815,878
 Class J...............    5,918,838     8,616,497     8,119,085       6,929,631
 Institutional.........   17,775,312    14,828,446     5,429,897      12,022,263
 Preferred.............    9,153,737    11,204,367     4,449,194         879,260
 Select................      833,516     1,000,610       161,193          36,373
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Advisors Preferred....          777            --        30,180             128
 Advisors Select.......          632            --        21,875              --
 Class J...............        3,463            --       445,243              --
 Institutional.........       77,773            --       352,130          78,418
 Preferred.............       18,290        13,197        42,443           1,054
 Select................          190            28         1,500              --
Shares redeemed:
 Advisors Preferred....   (1,639,721)   (1,308,176)     (411,861)     (1,238,071)
 Advisors Select.......   (1,166,297)     (978,066)      (35,809)     (1,329,739)
 Class J...............   (1,713,899)   (1,878,012)   (1,861,204)     (1,792,109)
 Institutional.........   (2,351,679)     (328,105)   (1,057,013)    (12,858,745)
 Preferred.............   (4,855,054)   (5,818,937)     (380,337)     (1,174,159)
 Select................     (161,728)     (702,865)      (74,972)       (875,237)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   32,368,961    30,462,360    18,611,854       2,160,987
                         -----------   -----------   -----------    ------------
         Total Increase
             (Decrease)   36,664,641    42,728,483    18,530,870       7,743,157
NET ASSETS
Beginning of period....   59,374,939    16,646,456    26,305,348      18,562,191
                         -----------   -----------   -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $96,039,580   $59,374,939   $44,836,218    $ 26,305,348
                         ===========   ===========   ===========    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    52,658   $    56,004   $   (43,284)   $     10,880
                         ===========   ===========   ===========    ============



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Investors Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. At April 30, 2004, the Fund consists of 46 separate funds (Bond & Mortgage Securities Fund, Capital Preservation Fund, Government Securities Fund, High Quality Intermediate-Term Bond Fund, High Quality Long-Term Bond Fund, High Quality Short-Term Bond Fund, International Emerging Markets Fund, International Fund I, International Fund II, LargeCap Blend Fund I, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Partners International Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners MidCap Value Fund I, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, and SmallCap Value Fund; known as the "Funds").

Effective December 4, 2002, LargeCap Growth Fund acquired all the assets and assumed all the liabilities of Technology Fund pursuant to a plan of acquisition approved by shareholders of Technology Fund on October 28, 2002. The acquisition was accomplished by a tax-free exchange of shares from Technology Fund for shares of LargeCap Growth Fund at an approximate exchange rate of .7 for each class of shares. The aggregate net assets of LargeCap Growth Fund and Technology Fund immediately before the acquisition were approximately $36,149,000 and $2,982,000, respectively. The aggregate net assets of LargeCap Growth Fund immediately following the acquisition were approximately $39,131,000.

Effective September 2, 2003, Principal LifeTime 2030 Fund acquired all the assets and assumed all the liabilities of Balanced Fund pursuant to a plan of acquisition approved by shareholders of Balanced Fund on May 14, 2003. The acquisition was accomplished by a tax-free exchange of shares from Balanced Fund for shares of Principal LifeTime 2030 Fund at an approximate exchange rate of .9 for each class of shares. The aggregate net assets of Principal LifeTime 2030 Fund and Balanced Fund immediately before the acquisition were approximately $165,680,000 and $22,251,000, respectively. The aggregate net assets of Principal LifeTime 2030 Fund immediately following the acquisition were approximately $187,931,000.

Effective September 2, 2003, International Fund I acquired all the assets and assumed all the liabilities of International SmallCap Fund pursuant to a plan of acquisition approved by shareholders of International SmallCap Fund on May 14, 2003. The acquisition was accomplished by a tax-free exchange of shares from International SmallCap Fund for shares of International Fund I at an approximate exchange rate of 1.1 for each class of shares. The aggregate net assets of International Fund I and International SmallCap Fund immediately before the acquisition were approximately $41,399,000 and $9,702,000, respectively. The aggregate net assets of International Fund I immediately following the acquisition were approximately $51,101,000.

Effective September 2, 2003, MidCap Blend Fund acquired all the assets and assumed all the liabilities of Partners MidCap Blend Fund pursuant to a plan of acquisition approved by shareholders of Partners MidCap Blend Fund on May 14, 2003. The acquisition was accomplished by a tax-free exchange of shares from Partners MidCap Blend Fund for shares of MidCap Blend Fund at an approximate exchange rate of .8 for each class of shares. The aggregate net assets of MidCap Blend Fund and Partners MidCap Blend Fund immediately before the acquisition were approximately $40,399,000 and $7,610,000, respectively. The aggregate net assets of MidCap Blend Fund immediately following the acquisition were approximately $48,009,000.

Effective December 29, 2003, the initial purchases of 500,000 shares of Institutional Class of Partners MidCap Growth Fund I and Partners MidCap Value Fund I, respectively, 1,000,000 shares of Institutional Class of Partners International Fund and 10,000 shares of Class J of Preferred Securities Fund were made by Principal Life Insurance Company.

Effective March 1, 2004, Real Estate Fund changed its name to Real Estate Securities Fund.

All classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:



SECURITY VALUATION. . Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund (collectively, the "Principal LifeTime Funds") primarily invest in combinations of other funds (the "Underlying Funds") managed by Principal Management Corporation (the "Manager"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund and the Principal LifeTime Funds) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are ordinarily not reflected in the fund's net asset value. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors.

To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which the fund does not determine its net asset value, for example weekends and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.

With respect to Capital Preservation Fund, the valuation of wrapper agreements (see Operating Policies) will generally be equal to the difference between the book value and the market value of the covered assets plus the accrued crediting rate income, and will be reflected as an asset or liability of the fund. The Board of Directors has adopted policies and procedures that set forth the steps to be followed by the Manager to establish a fair value of each wrapper agreement.



FOREIGN SECURITIES. . The value of foreign securities based in foreign currency amounts is translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the fund holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies



INCOME AND INVESTMENT TRANSACTIONS. . The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

With respect to Capital Preservation Fund, the crediting rate income represents the difference between the actual interest earned on covered assets under the wrapper agreements (see Operating Policies) and the contractual rate of interest pursuant to the terms of the wrapper agreements.



EXPENSES. . Expenses directly attributed to a fund are charged to that fund. Other fund expenses not directly attributed to a fund are apportioned among the funds managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Principal LifeTime Funds reflect the expenses of each Principal LifeTime Fund and do not include any expenses associated with the Underlying Funds.



DISTRIBUTIONS TO SHAREHOLDERS . With respect to Capital Preservation Fund, all net investment income is declared as dividends daily to shareholders of record as of that day; distributions of net realized gain from investment transactions are recorded on the ex-dividend date. With respect to Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, contra crediting rate income, commission recapture, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



FOREIGN TAXES . Certain of the funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues an estimated deferred tax liability for future gains on Indian securities. At April 30, 2004, International Emerging Markets Fund had a deferred tax liability of $4,966 as shown on the statement of assets and liabilities. For the period ended April 30, 2004, International Emerging Markets Fund recognized a decrease in unrealized gains and losses of $4,966 for deferred foreign taxes, included as a component of the change in unrealized appreciation/ depreciation of investments on the statement of operations, and realized a reduction of gains on disposition of Indian securities of $34,062 for foreign taxes paid, included as a component of realized gain (loss) from investment transactions on the statement of operations.



REDEMPTION FEES . Each Fund, except Money Market Fund, will impose a redemption fee on redemptions of $30,000 or more of Class J shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the fund and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds. Additionally, Capital Preservation Fund has a 2.00% redemption fee related to the wrapper agreements it has entered into. These amounts are reflected in the statements of changes in net assets.


3. OPERATING POLICIES



FEES PAID INDIRECTLY. . The Funds direct certain portfolio transactions to brokerage firms that, in turn, pay a portion of the Fund's operating expenses through a commission recapture program. Certain of the Funds have also entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each fund's expenses. These amounts are reflected in the statements of operations.



FUTURES CONTRACTS . The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.



JOINT TRADING ACCOUNT. . Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.



LINE OF CREDIT. . The Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2004, the Funds had no outstanding borrowings under the line of credit.



REPURCHASE AGREEMENTS . The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. The value of the collateral is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event the seller of a repurchase agreement defaults, the fund could experience delays in the realization of the collateral.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)



REVERSE REPURCHASE AGREEMENTS. . Certain of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund's restrictions on borrowing. Reverse repurchase agreements may increase the volatility of the fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.



SECURITIES LENDING. . Certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. Each applicable fund receives collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. Cash collateral is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2004, International Fund II had securities on loan with a market value of $36,747,657 and a collateral value of $38,846,922.



SWAP AGREEMENTS. . Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. Swaps are marked-to-market daily; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Periodic payments received or made at the end of each measurement period are recorded as realized gain or loss on the statement of operations. Upon termination of the swap agreement, the fund recognizes a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the funds' schedules of investments.



WRAPPER AGREEMENTS . Capital Preservation Fund enters into wrapper agreements with two wrap providers. A wrapper agreement is a derivative instrument that is designed to protect the fund from investment losses and under most circumstances maintain a constant net asset value per share. Under normal circumstances, the value of the wrapper agreement is expected to vary inversely with the market value of the fund's assets covered ("covered assets") by the wrapper agreement.

If the market value of the covered assets is less than their book value, the wrapper agreements are assets of the fund with a value equal to the difference. If the market value of the covered assets is more than their book value, the wrapper agreements are liabilities of the fund with a value equal to the excess. The book value of the wrapper agreement is equal to the purchase price of covered assets less the sale price of covered assets sold to cover share redemptions plus interest accrued at the crediting rate.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the Funds are as follows:

 Bond & Mortgage Securities Fund                  0.55%   Partners LargeCap Growth Fund II          1.00   %
 Capital Preservation Fund                        0.52    Partners LargeCap Value Fund              0.80
 Government Securities Fund                       0.40    Partners MidCap Growth Fund               1.00
 High Quality Intermediate-Term Bond Fund         0.40    Partners MidCap Growth Fund I             1.00
 High Quality Long-Term Bond Fund                 0.40    Partners MidCap Value Fund                1.00
 High Quality Short-Term Bond Fund                0.40    Partners MidCap Value Fund I              1.00
 International Emerging Markets Fund              1.35    Partners SmallCap Blend Fund              1.00
 International Fund I                             0.90    Partners SmallCap Growth Fund I           1.10
 International Fund II                            1.00    Partners SmallCap Growth Fund II          1.00
 LargeCap Blend Fund I                            0.60    Partners SmallCap Value Fund              1.00
 LargeCap Growth Fund                             0.55    Partners SmallCap Value Fund I            1.00
 LargeCap S&P 500 Index Fund                      0.15    Preferred Securities Fund                 0.75
 LargeCap Value Fund                              0.45    Principal LifeTime 2010 Fund              0.1225
 MidCap Blend Fund                                0.65    Principal LifeTime 2020 Fund              0.1225
 MidCap Growth Fund                               0.65    Principal LifeTime 2030 Fund              0.1225
 MidCap S&P 400 Index Fund                        0.15    Principal LifeTime 2040 Fund              0.1225
 MidCap Value Fund                                0.65    Principal LifeTime 2050 Fund              0.1225
 Money Market Fund                                0.40    Principal LifeTime Strategic Income Fund  0.1225
 Partners International Fund                      1.10    Real Estate Securities Fund               0.85
 Partners LargeCap Blend Fund                     0.75    SmallCap Blend Fund                       0.75
 Partners LargeCap Blend Fund I                   0.45    SmallCap Growth Fund                      0.75
 Partners LargeCap Growth Fund                    1.00    SmallCap S&P 600 Index Fund               0.15
 Partners LargeCap Growth Fund I                  0.75    SmallCap Value Fund                       0.75


In addition to the management fee, Advisors Preferred, Advisors Select, Preferred and Select classes of shares of each fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. As of April 30, 2004, the annual rates for the service fee are .17%, .25%, .15%, and .15% and the annual rates for the administrative service fee are .15%, .20%, .11%, and .13% for Advisors Preferred, Advisors Select, Preferred and Select, respectively. Class J shares of each fund reimburses the Manager for transfer and administrative services. The Manager has agreed to provide portfolio accounting services for the Funds. Currently, there is no separate charge for these services.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager has voluntarily agreed to limit the Fund's expenses for Class J shares of certain funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits may be changed at any time. The limits are expressed as a percentage of average daily net assets attributable to Class J on an annualized basis during the reporting period. The operating expense limits are as follows:

                                                            PERIOD FROM                             PERIOD FROM
                                                         NOVEMBER 1, 2003                          MARCH 1, 2004
                                                     THROUGH FEBRUARY 29, 2004                THROUGH APRIL 30, 2004
                                                     -------------------------  ----------------------------------------------------
 Bond & Mortgage Securities Fund                               1.40%                                1.35%
 Capital Preservation Fund                                     1.60                                 1.35
 Government Securities Fund                                    1.40                                 1.35
 High Quality Intermediate-Term Bond Fund                      1.40                                 1.35
 High Quality Long-Term Bond Fund                              1.40                                 1.35
 High Quality Short-Term Bond Fund                             1.40                                 1.35
 International Emerging Markets Fund                           2.75                                  N/A
 International Fund I                                          2.10                                  N/A
 International Fund II                                         2.10                                 2.10
 LargeCap Growth Fund                                          1.65                                  N/A
 LargeCap S&P 500 Index Fund                                   1.20                                  N/A
 LargeCap Value Fund                                           1.65                                  N/A
 MidCap Blend Fund                                             1.70                                  N/A
 MidCap Growth Fund                                            1.85                                  N/A
 MidCap S&P 400 Index Fund                                     1.30                                  N/A
 MidCap Value Fund                                             1.70                                  N/A
 Money Market Fund                                             1.35                                 1.35
 Partners LargeCap Blend Fund                                  1.70                                  N/A
 Partners LargeCap Blend Fund I                                1.70                                  N/A
 Partners LargeCap Growth Fund                                 1.95                                 1.75
 Partners LargeCap Growth Fund I                               1.95                                 1.75
 Partners LargeCap Growth Fund II                              1.95                                 1.75
 Partners LargeCap Value Fund                                  1.75                                  N/A
 Partners MidCap Growth Fund                                   1.95                                 1.95
 Partners MidCap Value Fund                                    1.95                                 1.95
 Partners SmallCap Growth Fund I                               2.05                                 2.05
 Partners SmallCap Growth Fund II                              2.05                                 2.05
 Partners SmallCap Value Fund                                  1.95                                 1.95
 Preferred Securities Fund                                     1.60*                                1.60
 Principal LifeTime 2010 Fund                                  1.30                                  N/A
 Principal LifeTime 2020 Fund                                  1.40                                  N/A
 Principal LifeTime 2030 Fund                                  1.50                                  N/A
 Principal LifeTime 2040 Fund                                  1.60                                  N/A
 Principal LifeTime 2050 Fund                                  1.70                                 1.70
 Principal LifeTime Strategic Income Fund                      1.30                                  N/A
 Real Estate Securities Fund                                   1.90                                  N/A
 SmallCap Blend Fund                                           1.70                                  N/A
 SmallCap Growth Fund                                          1.90                                  N/A
 SmallCap S&P 600 Index Fund                                   1.40                                  N/A
 SmallCap Value Fund                                           1.70                                 1.70


*Period from December 29, 2003, date shares first offered, through February 28, 2004.

With respect to Capital Preservation Fund, the Manager has contractually agreed to pay up to .04% of the wrapper agreement premiums for an indefinite period to ensure that total operating expenses will not exceed 1.17%, 1.35%, 1.60%, .60%, ..86% and .98% for Advisors Preferred, Advisors Select, Class J, Institutional, Preferred and Select classes of shares, respectively. The Board of Directors may terminate this agreement at any time.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

With respect to Money Market Fund, the Manager has voluntarily agreed to limit expenses paid by the fund to the extent necessary to assure the net asset value of the fund's shares does not fall to less than one dollar. The limit may be changed at anytime.



DISTRIBUTION FEES. . The Advisors Preferred, Advisors Select, Class J, and
Select shares of each fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter, a portion may be paid to other selling dealers for providing certain services. As of April 30, 2004, the annual rates are .25%, ..30%, .50% and .10% for Advisors Preferred, Advisors Select, Class J and Select, respectively.



CONTINGENT DEFERRED SALES CHARGE ("CDSC"). . Class J shares are subject to a 1% CDSC on certain redemptions made within 18 months of purchase. The charge is based on the lesser of the current market value or the cost of shares being redeemed. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC. The aggregate amount of these charges retained by Princor Financial Services Corporation for the periods ended April 30, 2004, were as follows:

 Bond & Mortgage             $48,205    Partners LargeCap Growth     $ 3,341
 Securities Fund                        Fund I
 Capital Preservation Fund    23,809    Partners LargeCap Growth       1,009
                                        Fund II
 Government Securities        43,276    Partners LargeCap Value        9,998
 Fund                                   Fund
 High Quality                  6,853    Partners MidCap Growth         3,246
 Intermediate-Term Bond                 Fund
 Fund
 High Quality Long-Term        3,996    Partners MidCap Value          5,084
 Bond Fund                              Fund
 High Quality Short-Term      23,994    Partners SmallCap Growth       2,663
 Bond Fund                              Fund I
 International Emerging        4,424    Partners SmallCap Growth         832
 Markets Fund                           Fund II
 International Fund I         11,489    Partners SmallCap Value          893
                                        Fund
 International Fund II         3,023    Preferred Securities Fund        407
 LargeCap Growth Fund          2,637    Principal LifeTime 2010       15,009
                                        Fund
 LargeCap S&P 500 Index       61,651    Principal LifeTime 2020       38,082
 Fund                                   Fund
 LargeCap Value Fund           4,771    Principal LifeTime 2030       26,942
                                        Fund
 MidCap Blend Fund            20,971    Principal LifeTime 2040        7,307
                                        Fund
 MidCap Growth Fund            2,667    Principal LifeTime 2050          832
                                        Fund
 MidCap S&P 400 Index Fund     2,875    Principal LifeTime             5,827
                                        Strategic Income Fund
 MidCap Value Fund            19,617    Real Estate Securities        19,116
                                        Fund
 Money Market Fund            45,467    SmallCap Blend Fund           24,143
 Partners LargeCap Blend       9,473    SmallCap Growth Fund           9,092
 Fund
 Partners LargeCap Blend       3,377    SmallCap S&P 600 Index         5,886
 Fund I                                 Fund
 Partners LargeCap Growth      2,349    SmallCap Value Fund            4,365
 Fund

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED OWNERSHIP. . At April 30, 2004, Principal Life Insurance Company (an affiliate of the Manager) and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows:

                         ADVISORS   ADVISORS
                         PREFERRED   SELECT   CLASS J  INSTITUTIONAL  PREFERRED   SELECT
                         ---------  --------  -------  -------------  ---------  ---------
 Bond & Mortgage               --         --       --       42,923          --         --
 Securities Fund
 Capital Preservation      50,863     50,264  178,149      194,124      51,916     51,508
 Fund
 Government Securities         --         --       --          976          --         --
 Fund
 High Quality                  --         --       --          971          --      1,026
 Intermediate-Term Bond
 Fund
 High Quality Long-Term        --         --       --          965          --        966
 Bond Fund
 High Quality                  --         --       --          977          --      1,104
 Short-Term Bond Fund
 International Emerging   125,222    125,219    9,662          966     125,000    125,109
 Markets Fund
 International Fund I          --         --       --    1,377,134          --         --
 LargeCap Blend Fund I     10,000     10,000      N/A      960,000      10,000     10,000
 LargeCap Growth Fund          --         --       --    3,893,908          --         --
 LargeCap Value Fund           --         --       --    2,335,487          --        999
 MidCap Blend Fund             --         --       --          882          --        878
 MidCap Growth Fund            --         --       --           --          --      4,381
 MidCap S&P 400 Index          --         --       --          992          --         --
 Fund
 Money Market Fund             --         --       --           --          --     10,000
 Partners International       N/A        N/A      N/A    1,000,000         N/A        N/A
 Fund
 Partners LargeCap         92,733     92,814   11,123        1,112      92,752     92,730
 Blend Fund I
 Partners LargeCap         10,000     10,000   10,000      450,000      10,000     10,000
 Growth Fund
 Partners MidCap Growth        --         --       --        1,175          --      1,328
 Fund
 Partners MidCap Growth       N/A        N/A      N/A      500,000         N/A        N/A
 Fund I
 Partners MidCap Value     31,357     30,081    9,737       31,333      31,075     30,844
 Fund
 Partners MidCap Value        N/A        N/A      N/A      500,000         N/A        N/A
 Fund I
 Partners SmallCap         10,000     10,000       --      260,000      10,000     10,000
 Blend Fund
 Partners SmallCap         35,978     35,563      N/A       36,801          --     36,277
 Growth Fund I
 Partners SmallCap             --         --       --           --          --        947
 Value Fund
 Partners SmallCap         10,000     10,000      N/A      578,621      10,000     10,000
 Value Fund I
 Principal LifeTime            --         --       --           --          --      1,000
 2010 Fund
 Principal LifeTime            --         --       --           --          --      1,000
 2020 Fund
 Principal LifeTime            --         --       --           --          --      1,456
 2030 Fund
 Principal LifeTime            --         --       --           --          --      1,000
 2040 Fund
 Principal LifeTime            --         --       --           --          --      1,000
 2050 Fund
 Principal LifeTime            --      1,000       --           --          --      1,000
 Strategic Income Fund
 SmallCap Blend Fund           --         --       --      887,687                  1,032
 SmallCap Growth Fund      84,303     84,080   10,834        1,084      84,476     84,425
 SmallCap Value Fund           --         --       --           --          --      6,909

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the period ended April 30, 2004, information regarding affiliated securities held by the Funds was as follows:

                                                OCTOBER 31, 2003           PURCHASES                SALES         APRIL 30, 2004
                                               -----------------   --------------------------  ----------        ----------------
                                               SHARES     COST     SHARES              COST    SHARES  PROCEEDS  SHARES     COST
                                               -------  ---------  ------            --------  ------  --------  ------  ----------
 LARGECAP S&P 500 INDEX FUND
 Principal Financial Group                     12,927   $380,604   6,421             $223,004    --       $--    19,348   $603,608
    (parent company of Principal Financial
 Services, Inc.)


                                       OCTOBER 31, 2003                  PURCHASES                       SALES
                                   ------------------------  ----------------------------------  ----------------------
                                     SHARES        COST        SHARES                  COST       SHARES     PROCEEDS
                                   ----------  ------------  ----------            ------------  ---------  -----------
 PRINCIPAL LIFETIME 2010 FUND
 Bond & Mortgage Securities Fund    3,762,261  $ 40,255,136   3,709,356            $ 40,036,696    619,369  $ 6,700,686
 International Fund II              1,247,235     8,511,702     766,509               7,050,828    413,961    3,931,773
 LargeCap Growth Fund               1,126,404     6,335,175     759,073               4,616,912    187,964    1,154,026
 LargeCap S&P 500 Index Fund        2,391,597    16,264,399   1,601,639              13,548,304    992,411    8,559,823
 LargeCap Value Fund                  661,332     6,096,976     442,783               4,585,954    392,107    4,148,334
 Money Market Fund                 12,459,295    12,459,295  12,098,337              12,098,337  2,085,644    2,085,644
 Partners LargeCap Growth Fund II     902,163     5,831,842     603,400               4,608,065    146,238    1,129,327
 Partners LargeCap Value Fund       1,055,212    10,846,653     697,217               8,461,552    652,329    8,105,830
 Preferred Securities Fund            854,288     9,028,453     911,131              10,124,506    139,530    1,553,140
 Real Estate Securities Fund          981,392    12,047,673   1,053,770              16,188,472    134,160    2,085,644
 SmallCap S&P 600 Index Fund          484,343     4,798,574     322,038               4,403,409     59,991      820,946
                                   ----------  ------------  ----------            ------------  ---------  -----------
                                   25,925,522  $132,475,878  22,965,253            $125,723,035  5,823,704  $40,275,173
                                   ==========  ============  ==========            ============  =========  ===========
                                        APRIL 30, 2004
                                   ------------------------
                                     SHARES        COST
                                   ----------  ------------
 PRINCIPAL LIFETIME 2010 FUND
 Bond & Mortgage Securities Fund    6,852,248  $ 73,594,129
 International Fund II              1,599,783    11,658,634
 LargeCap Growth Fund               1,697,513     9,800,576
 LargeCap S&P 500 Index Fund        3,000,825    21,294,510
 LargeCap Value Fund                  712,008     6,597,273
 Money Market Fund                 22,471,988    22,471,988
 Partners LargeCap Growth Fund II   1,359,325     9,319,592
 Partners LargeCap Value Fund       1,100,100    11,356,728
 Preferred Securities Fund          1,625,889    17,600,035
 Real Estate Securities Fund        1,901,002    26,154,668
 SmallCap S&P 600 Index Fund          746,390     8,388,293
                                   ----------  ------------
                                   43,067,071  $218,236,426
                                   ==========  ============



                             OCTOBER 31, 2003                  PURCHASES                       SALES
                         ------------------------  ----------------------------------  ----------------------
                           SHARES        COST        SHARES                  COST       SHARES     PROCEEDS
                         ----------  ------------  ----------            ------------  ---------  -----------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage          4,945,989  $ 52,861,528   3,683,115            $ 39,879,124    109,389  $ 1,170,834
 Securities Fund
 International Fund II    2,118,760    14,506,832   1,283,247              11,974,395      1,181       10,233
 LargeCap Growth Fund     1,973,274    10,938,691   1,594,291               9,813,741      1,197        7,028
 LargeCap S&P 500 Index   3,793,700    26,042,859   2,953,985              25,233,906      2,267       18,370
 Fund
 LargeCap Value Fund      1,143,592    10,541,100     705,350               7,359,745    360,249    3,828,984
 Partners LargeCap        1,580,516    10,234,621   1,276,311               9,856,136        961        7,027
 Growth Fund II
 Partners LargeCap        1,841,831    18,909,191   1,120,913              13,710,206    645,369    8,046,813
 Value Fund
 Partners SmallCap          448,574     2,682,840     243,943               1,989,783     49,884      400,544
 Growth Fund II
 Preferred Securities     1,107,340    11,762,124   1,100,558              12,252,807        730        8,261
 Fund
 Real Estate Securities   1,268,884    15,640,336     796,057              12,561,005    106,411    1,588,995
 Fund
 SmallCap S&P 600 Index     300,568     2,946,606     302,717               4,232,130        160        2,097
 Fund
 SmallCap Value Fund        236,074     2,894,356     135,493               2,085,464     40,564      632,320
                         ----------  ------------  ----------            ------------  ---------  -----------
                         20,759,102  $179,961,084  15,195,980            $150,948,442  1,318,362  $15,721,506
                         ==========  ============  ==========            ============  =========  ===========
                              APRIL 30, 2004
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage          8,519,715   $ 91,569,818
 Securities Fund
 International Fund II    3,400,826     26,470,994
 LargeCap Growth Fund     3,566,368     20,745,404
 LargeCap S&P 500 Index   6,745,418     51,258,399
 Fund
 LargeCap Value Fund      1,488,693     14,067,148
 Partners LargeCap        2,855,866     20,083,730
 Growth Fund II
 Partners LargeCap        2,317,375     24,571,490
 Value Fund
 Partners SmallCap          642,633      4,272,587
 Growth Fund II
 Preferred Securities     2,207,168     24,006,676
 Fund
 Real Estate Securities   1,958,530     26,620,228
 Fund
 SmallCap S&P 600 Index     603,125      7,176,639
 Fund
 SmallCap Value Fund        331,003      4,349,614
                         ----------   ------------
                         34,636,720   $315,192,727
                         ==========   ============

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4.

                             OCTOBER 31, 2003                  PURCHASES                       SALES
                         ------------------------  ----------------------------------  ----------------------
                           SHARES        COST        SHARES                  COST       SHARES     PROCEEDS
                         ----------  ------------  ----------            ------------  ---------  -----------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage          3,967,249  $ 42,387,662   1,997,620            $ 21,623,170      8,779  $    95,175
 Securities Fund
 International Fund II    2,649,330    18,467,936   1,003,294               9,286,020      5,083       45,500
 LargeCap Growth Fund     2,509,082    13,817,461   1,307,639               8,032,650      4,995       29,715
 LargeCap S&P 500 Index   4,691,904    32,961,360   2,668,027              22,785,121      9,078       75,795
 Fund
 LargeCap Value Fund      1,458,828    13,371,939     602,349               6,259,996    472,372    5,020,100
 Partners LargeCap        2,006,200    13,144,556   1,050,108               8,095,887      3,978       29,716
 Growth Fund II
 Partners LargeCap        2,344,506    24,267,034     955,973              11,663,102    821,714   10,244,482
 Value Fund
 Partners SmallCap          587,539     3,605,162     215,040               1,753,183      8,895       71,307
 Growth Fund II
 Preferred Securities       894,362     9,535,602     567,911               6,324,667      1,914       21,964
 Fund
 Real Estate Securities   1,005,193    12,611,964     490,730               7,644,283      1,894       29,285
 Fund
 SmallCap S&P 600 Index     330,613     3,324,848     340,374               4,781,635        587        7,753
 Fund
 SmallCap Value Fund        310,355     3,810,529     122,598               1,877,898     24,148      376,085
                         ----------  ------------  ----------            ------------  ---------  -----------
                         22,755,161  $191,306,053  11,321,663            $110,127,612  1,363,437  $16,046,877
                         ==========  ============  ==========            ============  =========  ===========
                              APRIL 30, 2004
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage          5,956,090   $ 63,915,657
 Securities Fund
 International Fund II    3,647,541     27,708,600
 LargeCap Growth Fund     3,811,726     21,820,396
 LargeCap S&P 500 Index   7,350,853     55,671,149
 Fund
 LargeCap Value Fund      1,588,805     14,662,407
 Partners LargeCap        3,052,330     21,210,756
 Growth Fund II
 Partners LargeCap        2,478,765     25,808,798
 Value Fund
 Partners SmallCap          793,684      5,287,038
 Growth Fund II
 Preferred Securities     1,460,359     15,838,357
 Fund
 Real Estate Securities   1,494,029     20,226,962
 Fund
 SmallCap S&P 600 Index     670,400      8,098,730
 Fund
 SmallCap Value Fund        408,805      5,313,203
                         ----------   ------------
                         32,713,387   $285,562,053
                         ==========   ============

MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                              OCTOBER 31, 2003                PURCHASES                     SALES             APRIL 30, 2004
                           ----------------------  --------------------------------  -------------------  -----------------------
                            SHARES       COST       SHARES                 COST      SHARES    PROCEEDS     SHARES        COST
                           ---------  -----------  ---------            -----------  -------  ----------  ----------  -------------
 PRINCIPAL LIFETIME 2040
 FUND
 Bond & Mortgage             811,524  $ 8,624,365    658,128            $ 7,123,853  150,846  $1,616,597   1,318,806   $14,132,201
 Securities Fund
 International Fund II       883,803    5,984,273    542,182              5,030,491   14,022     132,050   1,411,963    10,882,831
 LargeCap Growth Fund        851,756    4,694,325    685,323              4,212,886   13,560      82,969   1,523,519     8,824,286
 LargeCap S&P 500 Index    1,530,537   10,536,700  1,372,900             11,739,745   23,791     202,946   2,879,646    22,073,468
 Fund
 LargeCap Value Fund         493,643    4,526,325    330,336              3,439,756  201,067   2,135,474     622,912     5,839,273
 Partners LargeCap Growth    682,796    4,381,672    534,079              4,119,718   10,754      82,931   1,206,121     8,418,523
 Fund II
 Partners LargeCap Value     792,577    8,112,672    522,013              6,385,380  322,225   4,015,738     992,365    10,490,277
 Fund
 Partners SmallCap Growth    198,948    1,170,833    141,748              1,154,236    2,741      22,313     337,955     2,302,759
 Fund II
 Preferred Securities        153,159    1,613,519    197,881              2,195,483    2,812      31,432     348,228     3,777,570
 Fund
 Real Estate Securities      160,972    2,024,401    168,682              2,606,641    2,483      38,609     327,171     4,592,436
 Fund
 SmallCap S&P 600 Index      117,380    1,133,471    150,716              2,109,784    1,667      22,692     266,429     3,220,618
 Fund
 SmallCap Value Fund         104,603    1,266,762     70,927              1,090,592    1,459      22,313     174,071     2,335,056
                           ---------  -----------  ---------            -----------  -------  ----------  ----------   -----------
                           6,781,698  $54,069,318  5,374,915            $51,208,565  747,427  $8,406,064  11,409,186   $96,889,298
                           =========  ===========  =========            ===========  =======  ==========  ==========   ===========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                               OCTOBER 31, 2003                PURCHASES                     SALES             APRIL 30, 2004
                            ----------------------  --------------------------------  -------------------  ----------------------
                             SHARES       COST       SHARES                 COST      SHARES    PROCEEDS    SHARES        COST
                            ---------  -----------  ---------            -----------  -------  ----------  ---------  -------------
 PRINCIPAL LIFETIME 2050
 FUND
 Bond & Mortgage              215,916  $ 2,308,025    155,388            $ 1,684,465    7,201  $   77,665    364,103   $ 3,914,825
 Securities Fund
 International Fund II        541,303    3,826,107    313,748              2,933,566   15,229     136,360    839,822     6,623,381
 LargeCap Growth Fund         533,772    2,984,254    352,276              2,169,335   16,106      96,957    869,942     5,056,664
 LargeCap S&P 500 Index       915,718    6,560,265    749,195              6,428,142   27,931     232,228  1,636,982    12,756,175
 Fund
 LargeCap Value Fund          308,406    2,881,965    180,512              1,890,340  127,646   1,353,146    361,272     3,417,003
 Partners LargeCap Growth     426,056    2,798,510    276,352              2,138,205   12,910      96,773    689,498     4,839,958
 Fund II
 Partners LargeCap Value      491,584    5,152,415    283,578              3,488,717  212,782   2,645,495    562,380     5,983,907
 Fund
 Partners SmallCap Growth     118,517      734,503     92,710                756,052    3,291      26,296    207,936     1,464,304
 Fund II
 Preferred Securities Fund     48,645      521,550     55,047                611,092    1,666      18,637    102,026     1,114,008
 Real Estate Securities        54,860      706,382     32,870                515,767   13,176     197,647     74,554     1,024,227
 Fund
 SmallCap S&P 600 Index        67,716      689,856     90,429              1,273,379    2,025      27,323    156,120     1,935,912
 Fund
 SmallCap Value Fund           62,606      769,952     46,226                715,629    1,730      26,297    107,102     1,459,310
                            ---------  -----------  ---------            -----------  -------  ----------  ---------   -----------
                            3,785,099  $29,933,784  2,628,331            $24,604,689  441,693  $4,934,824  5,971,737   $49,589,674
                            =========  ===========  =========            ===========  =======  ==========  =========   ===========

                            OCTOBER 31, 2003                  PURCHASES                      SALES
                         -----------------------  ---------------------------------  ----------------------
                           SHARES       COST        SHARES                 COST       SHARES     PROCEEDS
                         ----------  -----------  ----------            -----------  ---------  -----------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage          1,686,692  $18,029,613   1,686,072            $18,176,798    241,760  $ 2,625,016
 Securities Fund
 International Fund II      411,707    2,813,083     200,330              1,864,849    273,105    2,609,008
 LargeCap Growth Fund       345,685    1,884,430     185,004              1,132,184    189,317    1,179,046
 LargeCap S&P 500 Index     861,951    5,961,453     459,326              3,912,137    730,925    6,316,561
 Fund
 LargeCap Value Fund        201,332    1,839,335     107,197              1,118,469    168,456    1,784,690
 Money Market Fund       11,164,642   11,164,642   9,549,683              9,549,683  1,634,161    1,634,161
 Partners LargeCap          277,041    1,784,679     146,925              1,129,649    162,491    1,266,375
 Growth Fund II
 Partners LargeCap          320,391    3,261,945     168,324              2,060,794    272,294    3,384,756
 Value Fund
 Preferred Securities       383,727    4,058,248     310,152              3,452,440     54,142      609,626
 Fund
 Real Estate Securities     431,777    5,338,424     616,673              9,388,087     51,146      804,757
 Fund
 SmallCap S&P 600 Index                1,582,599      74,975              1,028,375    103,937    1,470,871
 Fund                       159,483  -----------  ----------            -----------  ---------  -----------
                         ----------
                         16,244,428  $57,718,451  13,504,661            $52,813,465  3,881,734  $23,684,867
                         ==========  ===========  ==========            ===========  =========  ===========
                             APRIL 30, 2004
                         -----------------------
                           SHARES        COST
                         ----------  -------------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage          3,131,004   $33,582,536
 Securities Fund
 International Fund II      338,932     2,225,108
 LargeCap Growth Fund       341,372     1,852,652
 LargeCap S&P 500 Index     590,352     3,862,890
 Fund
 LargeCap Value Fund        140,073     1,244,709
 Money Market Fund       19,080,164    19,080,164
 Partners LargeCap          261,475     1,672,094
 Growth Fund II
 Partners LargeCap          216,421     2,108,654
 Value Fund
 Preferred Securities       639,737     6,901,881
 Fund
 Real Estate Securities     997,304    13,924,954
 Fund
 SmallCap S&P 600 Index                 1,227,605
 Fund                       130,521   -----------
                         ----------
                         25,867,355   $87,683,247
                         ==========   ===========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4.

                                    REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         DIVIDENDS    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         ---------  ------------------  ----------------------------
 LARGECAP S&P 500 INDEX
 FUND
 Principal Financial      $5,817    $--                 $--
 Group
    (parent company of
 Principal Financial
     Services, Inc.)

Management Agreement and Transactions with Affiliates (Continued)

                                     REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         DIVIDENDS     ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         ----------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2010 FUND
 Bond & Mortgage         $1,101,908       $  2,983                 $     --
 Securities Fund
 International Fund II      140,490         27,877                       --
 LargeCap Growth Fund         8,848          2,515                       --
 LargeCap S&P 500 Index     261,752         41,630                       --
 Fund
 LargeCap Value Fund         91,049         62,677                       --
 Money Market Fund           57,036             --                       --
 Partners LargeCap               --          9,012                       --
 Growth Fund II
 Partners LargeCap          204,028        154,353                       --
 Value Fund
 Preferred Securities       438,668            216                       --
 Fund
 Real Estate Securities     488,934          4,167                  103,975
 Fund
 SmallCap S&P 600 Index                      7,256                    1,241
 -------                     25,065       --------
                         ----------
                         $2,817,778       $312,686                 $105,216
                         ==========       ========                 =======



                                     REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         DIVIDENDS     ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         ----------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage         $1,467,637       $    --                  $     --
 Securities Fund
 International Fund II      235,500            --                        --
 LargeCap Growth Fund        15,276            --                        --
 LargeCap S&P 500 Index     409,327             4                        --
 Fund
 LargeCap Value Fund        155,221        (4,713)                       --
 Partners LargeCap               --            --                        --
 Growth Fund II
 Partners LargeCap          351,126        (1,094)                       --
 Value Fund
 Partners SmallCap           18,540           508                     2,554
 Growth Fund II
 Preferred Securities       559,621             6                        --
 Fund
 Real Estate Securities     623,720         7,882                   132,933
 Fund
 SmallCap S&P 600 Index      15,358            --                       763
 Fund
 SmallCap Value Fund         83,315         2,114                    33,461
                         ----------       -------                  --------
                         $3,934,643       $ 4,707                  $169,710
                         ==========       =======                  ========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                                                        REALIZED GAIN/LOSS       REALIZED GAIN FROM
                                            DIVIDENDS     ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                                            ----------  ------------------  ----------------------------
 PRINCIPAL LIFETIME 2030 FUND
 Bond & Mortgage Securities Fund            $1,084,332       $     --                 $     --
 International Fund II                         287,490            144                       --
 LargeCap Growth Fund                           18,927             --                       --
 LargeCap S&P 500 Index Fund                   493,579            463                       --
 LargeCap Value Fund                           193,060         50,572                       --
 Partners LargeCap Growth Fund II                   --             29                       --
 Partners LargeCap Value Fund                  435,909        123,144                       --
 Partners SmallCap Growth Fund II               24,068             --                    3,315
 Preferred Securities Fund                     439,104             52                       --
 Real Estate Securities Fund                   482,794             --                  104,187
 SmallCap S&P 600 Index Fund                    16,518             --                      831
 SmallCap Value Fund                           108,516            861                   43,582
                                            ----------       --------                 --------
                                            $3,584,297       $175,265                 $151,915
                                            ==========       ========                 ========


                                    REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         DIVIDENDS    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         ---------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage         $248,267        $   580                  $    --
 Securities Fund
 International Fund II     99,281            117                       --
 LargeCap Growth Fund       6,671             44                       --
 LargeCap S&P 500 Index   167,032            (31)                      --
 Fund
 LargeCap Value Fund       67,764          8,666                       --
 Partners LargeCap             --             64                       --
 Growth Fund II
 Partners LargeCap        152,806          7,963                       --
 Value Fund
 Partners SmallCap          8,337              3                    1,149
 Growth Fund II
 Preferred Securities      78,435             --                       --
 Fund
 Real Estate Securities    80,054              3                   17,139
 Fund
 SmallCap S&P 600 Index     6,056             55                      302
 Fund
 SmallCap Value Fund       37,441             15                   15,037
                         --------        -------                  -------
                         $952,144        $17,479                  $33,627
                         ========        =======                  =======



                                    REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         DIVIDENDS    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         ---------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2050 FUND
 Bond & Mortgage         $ 62,459       $     --                  $    --
 Securities Fund
 International Fund II     59,513             68                       --
 LargeCap Growth Fund       4,081             32                       --
 LargeCap S&P 500 Index    97,651             (4 )                     --
 Fund
 LargeCap Value Fund       41,372         (2,156 )                     --
 Partners LargeCap             --             16                       --
 Growth Fund II
 Partners LargeCap         92,641        (11,730 )                     --
 Value Fund
 Partners SmallCap          4,870             45                      671
 Growth Fund II
 Preferred Securities      24,241              3                       --
 Fund
 Real Estate Securities    26,662           (275 )                  5,703
 Fund
 SmallCap S&P 600 Index     3,426             --                      171
 Fund
 SmallCap Value Fund       21,959             26                    8,819
                         --------       --------                  -------
                         $438,874       $(13,975)                 $15,364
                         ========       ========                  =======

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4.

                                     REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         DIVIDENDS     ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         ----------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage         $  451,081       $  1,141                 $    --
 Securities Fund
 International Fund II       42,855        156,184                      --
 LargeCap Growth Fund         2,493         15,084                      --
 LargeCap S&P 500 Index      86,731        305,861                      --
 Fund
 LargeCap Value Fund         25,483         71,595                      --
 Money Market Fund           46,618             --                      --
 Partners LargeCap               --         24,141                      --
 Growth Fund II
 Partners LargeCap           57,001        170,671                      --
 Value Fund
 Preferred Securities       179,610            819                      --
 Fund
 Real Estate Securities     199,190          3,200                  43,869
 Fund
 SmallCap S&P 600 Index                     87,502                     393
 Fund                         7,648       --------                 -------
                         ----------
                         $1,098,710       $836,198                 $44,262
                         ==========       ========                 =======

Management Agreement and Transactions with Affiliates (Continued)



AFFILIATED BROKERAGE COMMISSIONS. . With respect to Preferred Securities Fund, $79,964 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other funds did not pay brokerage commissions to any member of the Principal Financial Group during the periods ended April 30, 2004. Brokerage commissions were paid to affiliates of sub-advisors as follows:

                                                           PERIODS ENDED
                                                           APRIL 30, 2004
                                                    ----------------------------
 Partners LargeCap Growth Fund II                             $  2,501
 Partners LargeCap Value Fund                                  436,419
 Partners MidCap Value Fund                                     37,838
 Partners MidCap Value Fund I                                      154

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
5.  INVESTMENT TRANSACTIONS

For the periods ended April 30, 2004, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

                                                    PURCHASES        SALES
                                                   ------------  --------------
 Bond & Mortgage Securities Fund                   $381,077,784   $202,074,946
 Capital Preservation Fund                           28,953,118      4,308,850
 Government Securities Fund                          58,229,285     48,238,698
 High Quality Intermediate-Term Bond Fund            58,380,331     24,316,624
 High Quality Long-Term Bond Fund                     3,726,294      2,764,123
 High Quality Short-Term Bond Fund                   26,210,462     17,654,253
 International Emerging Markets Fund                 22,384,546     12,934,813
 International Fund I                                77,583,441     58,264,523
 International Fund II                              316,222,224    251,158,542
 LargeCap Blend Fund I                                7,677,505      7,576,193
 LargeCap Growth Fund                                51,226,781     16,768,267
 LargeCap S&P 500 Index Fund                        348,562,559    135,182,057
 LargeCap Value Fund                                134,721,693    116,579,650
 MidCap Blend Fund                                   38,982,381     28,406,193
 MidCap Growth Fund                                  36,792,557     33,379,398
 MidCap S&P 400 Index Fund                           24,631,702     12,843,741
 MidCap Value Fund                                   74,830,497     62,136,295
 Partners International Fund                         13,059,525      3,245,718
 Partners LargeCap Blend Fund                       474,851,882    353,760,837
 Partners LargeCap Blend Fund I                      13,188,808      8,411,208
 Partners LargeCap Growth Fund                        9,958,333      7,888,274
 Partners LargeCap Growth Fund I                    567,709,204    457,694,910
 Partners LargeCap Growth Fund II                   158,022,734     92,117,272
 Partners LargeCap Value Fund                       250,636,101    153,986,050
 Partners MidCap Growth Fund                         34,160,030     22,225,248
 Partners MidCap Growth Fund I                        5,588,680        625,067
 Partners MidCap Value Fund                         102,961,366     45,576,119
 Partners MidCap Value Fund I                         6,352,037      1,474,865
 Partners SmallCap Blend Fund                        31,692,693      5,043,834
 Partners SmallCap Growth Fund I                     47,560,690     41,381,260
 Partners SmallCap Growth Fund II                   156,809,655     80,547,249
 Partners SmallCap Value Fund                        44,497,214     14,862,865
 Partners SmallCap Value Fund I                      51,888,473     14,242,035
 Preferred Securities Fund                           60,006,169     10,597,801
 Principal LifeTime 2010 Fund                       125,723,035     40,275,173
 Principal LifeTime 2020 Fund                       150,948,442     15,721,506
 Principal LifeTime 2030 Fund                       110,127,612     16,046,877
 Principal LifeTime 2040 Fund                        51,208,565      8,406,064
 Principal LifeTime 2050 Fund                        24,604,689      4,934,824
 Principal LifeTime Strategic Income Fund            52,813,465     23,684,867
 Real Estate Securities Fund                        184,015,853    111,188,241
 SmallCap Blend Fund                                 62,095,520     39,812,494
 SmallCap Growth Fund                                30,364,535     25,311,019
 SmallCap S&P 600 Index Fund                         56,496,740     23,914,971
 SmallCap Value Fund                                 45,924,513     28,376,482

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

For the period ended April 30, 2004, the cost of U.S. government securities purchased and proceeds from U.S government securities sold (not including short-term investments) by the Funds were as follows:

                                                       PURCHASES       SALES
                                                      ------------  -----------
 Bond & Mortgage Securities Fund                      $102,277,179  $75,509,669
 Government Securities Fund                                     --    6,538,765
 High Quality Intermediate-Term Bond Fund               30,355,513   21,895,409
 High Quality Long-Term Bond Fund                          701,587      646,393


The Funds may trade portfolio securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of April 30, 2004, the Funds had TBA purchase commitments as follows:

                           FACE AMOUNT           COST             MARKET VALUE
                           -----------  -----------------------  --------------
 Bond & Mortgage           $66,604,813        $67,292,585         $66,612,720
 Securities Fund
 Capital Preservation        2,625,000          2,677,773           2,660,708
 Fund
 High Quality                6,100,000          6,204,188           6,145,535
 Intermediate-Term Bond
 Fund
 High Quality Long-Term        375,000            368,320             363,516
 Bond Fund

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

At April 30, 2004, net federal income tax unrealized appreciation (depreciation) of investments held by the Funds was composed of the following:

                                                         TAX COST OF
                                                          INVESTMENTS                  GROSS UNREALIZED
                                                                        -----------------------------------------------
                                                        IN SECURITIES   APPRECIATION                   (DEPRECIATION)
                                                        -------------   ------------                   --------------
 Bond & Mortgage Securities Fund                        $  575,953,113       $       2,826,414  $    (6,491,227)
 Capital Preservation Fund                                  82,289,670                 612,874         (577,135)
 Government Securities Fund                                109,970,649                 466,975       (1,165,917)
 High Quality Intermediate-Term Bond Fund                   72,979,711                 395,388         (833,507)
 High Quality Long-Term Bond Fund                           15,222,401                 552,235          (87,667)
 High Quality Short-Term Bond Fund                          47,091,380                 350,320         (280,044)
 International Emerging Markets Fund                        25,441,620               3,652,258       (1,563,382)
 International Fund I                                       77,542,521               7,332,767       (2,493,465)
 International Fund II                                     322,012,556              38,183,353       (9,578,191)
 LargeCap Blend Fund I                                      11,600,419               1,797,250         (275,411)
 LargeCap Growth Fund                                      112,467,576              13,644,130       (3,384,718)
 LargeCap S&P 500 Index Fund                               589,743,923              71,621,825      (21,839,918)
 LargeCap Value Fund                                        92,134,641               7,370,222       (2,977,296)
 MidCap Blend Fund                                          60,218,470               8,250,358       (1,599,732)
 MidCap Growth Fund                                         20,302,674               1,220,562       (1,085,229)
 MidCap S&P 400 Index Fund                                  44,899,259               8,343,803       (2,890,172)
 MidCap Value Fund                                          62,599,225               4,532,712       (2,533,514)
 Partners International Fund                                 9,896,669                 444,790         (319,074)
 Partners LargeCap Blend Fund                              472,640,968              29,772,047      (18,782,138)
 Partners LargeCap Blend Fund I                             27,041,184               3,328,168         (986,934)
 Partners LargeCap Growth Fund                              10,342,404                 621,790         (502,684)
 Partners LargeCap Growth Fund I                           640,683,967              65,803,502      (21,141,478)
 Partners LargeCap Growth Fund II                          131,346,144               6,179,883       (4,268,800)
 Partners LargeCap Value Fund                            1,005,553,326             174,517,124      (29,065,917)
 Partners MidCap Growth Fund                                32,558,645               4,010,350       (1,631,554)
 Partners MidCap Growth Fund I                               4,984,158                 324,106         (344,823)
 Partners MidCap Value Fund                                147,343,920              20,833,876       (3,943,520)
 Partners MidCap Value Fund I                                4,923,848                 285,875         (146,809)
 Partners SmallCap Blend Fund                               31,694,162               1,729,118       (1,853,798)
 Partners SmallCap Growth Fund I                            66,242,510              16,571,091       (2,675,443)
 Partners SmallCap Growth Fund II                          213,717,734              41,307,031      (19,162,304)
 Partners SmallCap Value Fund                              195,223,789              54,846,043       (9,735,549)
 Partners SmallCap Value Fund I                             78,813,556              16,471,456       (3,410,882)
 Preferred Securities Fund                                 164,960,939               1,840,296       (3,969,088)
 Principal LifeTime 2010 Fund                              218,236,426              16,278,677       (2,139,554)
 Principal LifeTime 2020 Fund                              315,192,727              25,353,527       (4,102,068)
 Principal LifeTime 2030 Fund                              285,562,053              28,147,670       (2,828,885)
 Principal LifeTime 2040 Fund                               96,889,298               9,817,731       (1,073,830)
 Principal LifeTime 2050 Fund                               49,589,674               5,016,934         (566,795)
 Principal LifeTime Strategic Income Fund                   87,683,247               5,028,607         (809,012)
 Real Estate Securities Fund                               263,533,389              22,990,159      (13,667,695)
 SmallCap Blend Fund                                        78,442,031               9,950,880       (3,614,011)
 SmallCap Growth Fund                                       25,065,395               2,719,370       (1,502,207)
 SmallCap S&P 600 Index Fund                                90,639,329              15,975,646       (4,510,087)
 SmallCap Value Fund                                        43,709,292               3,102,673       (2,182,690)
                                                                               NET UNREALIZED
                                                                                APPRECIATION
                                                                               (DEPRECIATION)
                                                                             OF INVESTMENTS
                                                                             -----------------
 Bond & Mortgage Securities Fund                                               $      (3,664,813)
 Capital Preservation Fund                                                                35,739
 Government Securities Fund                                                             (698,942)
 High Quality Intermediate-Term Bond Fund                                               (438,119)
 High Quality Long-Term Bond Fund                                                        464,568
 High Quality Short-Term Bond Fund                                                        70,276
 International Emerging Markets Fund                                                   2,088,876
 International Fund I                                                                  4,839,302
 International Fund II                                                                28,605,162
 LargeCap Blend Fund I                                                                 1,521,839
 LargeCap Growth Fund                                                                 10,259,412
 LargeCap S&P 500 Index Fund                                                          49,781,907
 LargeCap Value Fund                                                                   4,392,926
 MidCap Blend Fund                                                                     6,650,626
 MidCap Growth Fund                                                                      135,333
 MidCap S&P 400 Index Fund                                                             5,453,631
 MidCap Value Fund                                                                     1,999,198
 Partners International Fund                                                             125,716
 Partners LargeCap Blend Fund                                                         10,989,909
 Partners LargeCap Blend Fund I                                                        2,341,234
 Partners LargeCap Growth Fund                                                           119,106
 Partners LargeCap Growth Fund I                                                      44,662,024
 Partners LargeCap Growth Fund II                                                      1,911,083
 Partners LargeCap Value Fund                                                        145,451,207
 Partners MidCap Growth Fund                                                           2,378,796
 Partners MidCap Growth Fund I                                                           (20,717)
 Partners MidCap Value Fund                                                           16,890,356
 Partners MidCap Value Fund I                                                            139,066
 Partners SmallCap Blend Fund                                                           (124,680)
 Partners SmallCap Growth Fund I                                                      13,895,648
 Partners SmallCap Growth Fund II                                                     22,144,727
 Partners SmallCap Value Fund                                                         45,110,494
 Partners SmallCap Value Fund I                                                       13,060,574
 Preferred Securities Fund                                                            (2,128,792)
 Principal LifeTime 2010 Fund                                                         14,139,123
 Principal LifeTime 2020 Fund                                                         21,251,459
 Principal LifeTime 2030 Fund                                                         25,318,785
 Principal LifeTime 2040 Fund                                                          8,743,901
 Principal LifeTime 2050 Fund                                                          4,450,139
 Principal LifeTime Strategic Income Fund                                              4,219,595
 Real Estate Securities Fund                                                           9,322,464
 SmallCap Blend Fund                                                                   6,336,869
 SmallCap Growth Fund                                                                  1,217,163
 SmallCap S&P 600 Index Fund                                                          11,465,559
 SmallCap Value Fund                                                                     919,983


The Funds' investments are with various issuers in various industries, although the Principal LifeTime Funds invest in shares of the Underlying Funds and Real Estate Securities Fund invests primarily in the real estate industry. The schedules of investments contained herein summarize concentrations of credit risk by country (for international funds), issuer and industry.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)



FOREIGN CURRENCY CONTRACTS. . At April 30, 2004, Partners LargeCap Growth Fund II owned forward contracts to sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the fund as an unrealized gain or loss.

When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following summarized the terms of the outstanding foreign currency contracts at April 30, 2004:

                                                                                                  NET UNREALIZED
                      FOREIGN CURRENCY    DELIVERY   CONTRACTS TO                                  APPRECIATION
                       SALE CONTRACTS       DATE        DELIVER     IN EXCHANGE FOR    VALUE      (DEPRECIATION)
                      -----------------   --------   -------------  ---------------  ----------  ----------------
  Partners LargeCap   Euro               05/28/2004    1,632,845      $1,932,980     $1,955,741     $(22,761)
      Growth Fund II  Swiss Franc        05/28/2004    3,437,303       2,635,686      2,653,171      (17,485)





6.  CAPITAL SHARE TRANSACTIONS

                                                                BOND & MORTGAGE    CAPITAL     GOVERNMENT       HIGH QUALITY
                                                                  SECURITIES     PRESERVATION   SECURITIES    INTERMEDIATE-TERM
                                                                     FUND            FUND         FUND           BOND FUND
                                                                ---------------  ------------  -----------   ------------------
 PERIOD ENDED APRIL 30, 2004:
 Shares sold:
  Advisors Preferred..........................................     1,407,818      1,975,993       194,412        3,423,901
  Advisors Select.............................................     2,103,877      1,062,665       110,983          208,171
  Class J.....................................................     3,490,535        999,697     1,770,007          486,017
  Institutional...............................................    11,500,124             --            --               --
  Preferred...................................................     1,248,650        186,386       270,363          574,859
  Select......................................................       133,336         19,558        28,273               79
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        31,731          2,984         3,181           33,291
  Advisors Select.............................................        26,265          5,397         7,494            1,828
  Class J.....................................................       370,097         38,881       155,435           38,390
  Institutional...............................................       408,929          2,542            --               --
  Preferred...................................................        67,534          2,169        11,757           21,533
  Select......................................................         2,825          1,891         1,640                1
 Shares redeemed:
  Advisors Preferred..........................................      (462,065)       (64,793)      (15,731)        (248,478)
  Advisors Select.............................................    (1,161,769)      (625,250)      (79,119)        (148,128)
  Class J.....................................................    (1,497,001)      (507,406)   (1,307,203)        (263,881)
  Institutional...............................................    (1,140,164)            --            --               --
  Preferred...................................................      (695,349)       (25,291)     (150,566)        (218,492)
  Select......................................................       (38,454)       (16,602)      (18,110)              (8)
                                                                  ----------      ---------    ----------        ---------
                                       Net Increase (Decrease)    15,796,919      3,058,821       982,816        3,909,083
                                                                  ==========      =========    ==========        =========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                BOND & MORTGAGE    CAPITAL     GOVERNMENT      HIGH QUALITY
                                                                  SECURITIES     PRESERVATION  SECURITIES    INTERMEDIATE-TERM
                                                                     FUND            FUND         FUND           BOND FUND
                                                                ---------------  ------------  -----------  -------------------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................     1,735,619        163,847       143,997          46,660
  Advisors Select.............................................     1,418,507        329,072       477,387         132,061
  Class J.....................................................     7,379,338      3,084,575     6,413,752       1,208,782
  Institutional...............................................    11,763,442              1     1,195,698              --
  Preferred...................................................     3,442,073          1,183       453,765         279,927
  Select......................................................       230,753        208,371        75,887              --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        29,797          2,609         2,657           2,423
  Advisors Select.............................................        16,290          3,015         6,873           1,041
  Class J.....................................................       226,651         61,326       217,645          44,099
  Institutional...............................................       342,535          6,125        34,279              --
  Preferred...................................................        78,092          1,988        13,403          21,634
  Select......................................................         2,205          2,564           743              --
 Shares redeemed:
  Advisors Preferred..........................................      (623,435)      (159,532)      (62,287)       (154,821)
  Advisors Select.............................................      (292,662)      (262,363)     (149,723)       (215,287)
  Class J.....................................................    (2,178,225)      (545,958)   (2,204,724)       (513,346)
  Institutional...............................................      (607,118)            --    (3,188,720)             --
  Preferred...................................................    (1,108,919)      (125,205)     (148,852)       (288,546)
  Select......................................................      (159,047)      (218,556)      (14,500)       (139,677)
                                                                  ----------      ---------    ----------       ---------
                                       Net Increase (Decrease)    21,695,896      2,553,062     3,267,280         424,950
                                                                  ==========      =========    ==========       =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                HIGH QUALITY  HIGH QUALITY  INTERNATIONAL
                                                                 LONG-TERM     SHORT-TERM     EMERGING      INTERNATIONAL
                                                                 BOND FUND     BOND FUND    MARKETS FUND       FUND I
                                                                ------------  ------------  -------------  ---------------
 PERIOD ENDED APRIL 30, 2004:
 Shares sold:
  Advisors Preferred..........................................      4,318      1,096,884        21,872         390,697
  Advisors Select.............................................     35,612          3,455         1,032         322,426
  Class J.....................................................    262,256      1,263,135       919,761       1,911,221
  Institutional...............................................         --             --            --         295,410
  Preferred...................................................     44,533        128,634        57,539         441,727
  Select......................................................      8,368             --            --         175,896
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        298          7,725           379           1,158
  Advisors Select.............................................      4,970            421             2             112
  Class J.....................................................     20,112         54,745           232              --
  Institutional...............................................         --             --            --           8,972
  Preferred...................................................      8,089          6,452           651           4,850
  Select......................................................         74             --            --               3
 Shares redeemed:
  Advisors Preferred..........................................       (254)    (1,094,403)      (15,124)       (100,255)
  Advisors Select.............................................    (22,905)        (6,203)           --         (88,983)
  Class J.....................................................   (248,763)      (651,467)     (263,296)       (475,953)
  Institutional...............................................         --             --            --          (2,123)
  Preferred...................................................    (25,784)       (48,973)      (31,816)       (285,505)
  Select......................................................     (1,082)            --            --         (32,450)
                                                                 --------     ----------      --------       ---------
                                       Net Increase (Decrease)     89,842        760,405       691,232       2,567,203
                                                                 ========     ==========      ========       =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                HIGH QUALITY  HIGH QUALITY  INTERNATIONAL
                                                                 LONG-TERM     SHORT-TERM     EMERGING      INTERNATIONAL
                                                                 BOND FUND     BOND FUND    MARKETS FUND       FUND I
                                                                ------------  ------------  -------------  ---------------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................      9,851         40,919        33,798          441,204
  Advisors Select.............................................    250,101         33,189           516          324,299
  Class J.....................................................    777,525      2,925,751       887,375        2,630,905
  Institutional...............................................         --        434,985       227,185        2,323,688
  Preferred...................................................    330,456         85,934        90,847        1,115,628
  Select......................................................         --             --            --               --
 Shares issued in acquisitions:
  Advisors Preferred..........................................        N/A            N/A           N/A          140,776
  Advisors Select.............................................        N/A            N/A           N/A          141,166
  Class J.....................................................        N/A            N/A           N/A          746,628
  Institutional...............................................        N/A            N/A           N/A            1,181
  Preferred...................................................        N/A            N/A           N/A          148,720
  Select......................................................        N/A            N/A           N/A          140,012
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        150          1,347            --            1,374
  Advisors Select.............................................      5,015            515            --              833
  Class J.....................................................     28,083         57,738            --              605
  Institutional...............................................         --         14,700            --           10,998
  Preferred...................................................     11,749          9,747            --            5,961
  Select......................................................         --             --            --               --
 Shares redeemed:
  Advisors Preferred..........................................   (212,201)        (7,227)      (19,369)        (569,663)
  Advisors Select.............................................   (269,523)        (9,381)           --         (572,212)
  Class J.....................................................   (448,420)      (694,957)     (446,892)        (746,040)
  Institutional...............................................         --     (1,358,121)     (514,671)      (4,404,480)
  Preferred...................................................   (265,144)       (31,765)      (24,928)      (1,015,373)
  Select......................................................   (210,212)            --            --         (498,885)
                                                                 --------     ----------      --------       ----------
                                       Net Increase (Decrease)      7,430      1,503,374       233,861          367,325
                                                                 ========     ==========      ========       ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                            LARGECAP   LARGECAP     LARGECAP
                             INTERNATIONAL   BLEND      GROWTH       S&P 500
                                FUND II      FUND I      FUND      INDEX FUND
                             -------------  --------  ----------  -------------
 PERIOD ENDED APRIL 30,
 2004:
 Shares sold:
  Advisors Preferred.......      189,210        --       84,442     6,815,512
  Advisors Select..........      185,256        --          890     2,451,336
  Class J..................      617,917       N/A      613,078     7,484,391
  Institutional............    7,483,389    40,175    5,749,964     9,635,525
  Preferred................       17,618        --      149,610     4,526,119
  Select...................          783        --        2,147       582,641
 Shares issued in
 reinvestment of dividends
 and distributions:
  Advisors Preferred.......        1,661        --           --        25,293
  Advisors Select..........          307        --           --        11,966
  Class J..................        1,214       N/A           --        58,488
  Institutional............      298,797       961       13,299       182,439
  Preferred................          779        --           --       105,620
  Select...................           98        --           --         4,271
 Shares redeemed:
  Advisors Preferred.......      (57,417)       --      (81,689)     (895,924)
  Advisors Select..........      (48,072)       --       (9,479)     (521,214)
  Class J..................     (103,737)      N/A     (257,492)   (1,863,306)
  Institutional............   (1,457,477)   (9,749)    (415,572)   (1,786,402)
  Preferred................       (5,635)       --      (56,081)   (1,564,327)
  Select...................         (656)       --          (17)     (142,272)
                              ----------    ------    ---------    ----------
    Net Increase (Decrease)    7,124,035    31,387    5,793,100    25,110,156
                              ==========    ======    =========    ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                LARGECAP    LARGECAP      LARGECAP
                                                                INTERNATIONAL    BLEND       GROWTH        S&P 500
                                                                   FUND II       FUND I       FUND       INDEX FUND
                                                                -------------  ----------  -----------  -------------
 PERIODS ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................      162,143       10,000      498,756     4,670,134
  Advisors Select.............................................       78,097       10,000       11,786     2,735,216
  Class J.....................................................      747,044          N/A    1,159,957    12,805,265
  Institutional...............................................   15,373,345      992,441    7,347,842    14,541,392
  Preferred...................................................       48,908       10,000      333,068     7,958,697
  Select......................................................       14,493       10,000        5,916       416,049
 Shares issued in acquisitions:
  Advisors Preferred..........................................          N/A          N/A        1,933           N/A
  Advisors Select.............................................          N/A          N/A       19,358           N/A
  Class J.....................................................          N/A          N/A      429,326           N/A
  Institutional...............................................          N/A          N/A       38,536           N/A
  Preferred...................................................          N/A          N/A       98,284           N/A
  Select......................................................          N/A          N/A        2,866           N/A
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................           --           --           --         7,311
  Advisors Select.............................................           --           --           --         2,585
  Class J.....................................................           --          N/A           --        25,211
  Institutional...............................................           --           --        4,627            --
  Preferred...................................................           --           --           --        57,049
  Select......................................................           --           --           --           342
 Shares redeemed:
  Advisors Preferred..........................................      (66,065)          --     (502,798)   (1,755,759)
  Advisors Select.............................................      (39,510)          --     (142,868)     (564,446)
  Class J.....................................................     (355,983)         N/A     (395,877)   (2,556,785)
  Institutional...............................................   (8,189,020)      (9,714)  (1,688,930)     (329,352)
  Preferred...................................................      (61,025)          --     (461,262)   (2,188,329)
  Select......................................................      (31,291)          --     (128,601)     (178,024)
                                                                 ----------    ---------   ----------    ----------
                                       Net Increase (Decrease)    7,681,136    1,022,727    6,631,919    35,646,556
                                                                 ==========    =========   ==========    ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                               LARGECAP      MIDCAP      MIDCAP       MIDCAP
                                 VALUE        BLEND      GROWTH      S&P 400
                                 FUND         FUND        FUND      INDEX FUND
                              -----------  -----------  ---------  ------------
 PERIOD ENDED APRIL 30,
 2004:
 Shares sold:
  Advisors Preferred........       7,548    1,320,036        551      335,311
  Advisors Select...........      28,949        9,709     11,631      389,076
  Class J...................     511,136    1,590,255    968,193      355,197
  Institutional.............   2,823,006           --    254,241           --
  Preferred.................     198,125      136,200      1,634      563,456
  Select....................         297           --         --       50,188
 Shares issued in
 reinvestment of dividends
 and distributions:
  Advisors Preferred........          88          604         --        3,201
  Advisors Select...........         773           30         --        3,351
  Class J...................       1,563        2,317         --       13,583
  Institutional.............      80,424           --         --           --
  Preferred.................       2,861        2,393         --       23,220
  Select....................          --           --         --        2,154
 Shares redeemed:
  Advisors Preferred........     (30,494)  (1,455,159)      (164)    (127,845)
  Advisors Select...........     (82,381)    (185,455)    (4,206)    (119,793)
  Class J...................    (125,865)    (427,328)  (309,538)    (102,415)
  Institutional.............  (1,723,324)     (60,946)  (224,762)          --
  Preferred.................     (96,700)    (240,552)      (110)    (224,529)
  Select....................          --     (184,006)    (3,500)     (29,638)
                              ----------   ----------   --------    ---------
     Net Increase (Decrease)   1,596,006      508,098    693,970    1,134,517
                              ==========   ==========   ========    =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                               LARGECAP      MIDCAP      MIDCAP       MIDCAP
                                 VALUE       BLEND       GROWTH      S&P 400
                                 FUND         FUND        FUND      INDEX FUND
                              -----------  ----------  ----------  ------------
 YEAR ENDED OCTOBER 31,
 2003:
 Shares sold:
  Advisors Preferred........      46,139      78,137      10,344      220,583
  Advisors Select...........      77,262      11,819     148,049      276,448
  Class J...................     794,781   2,223,334   1,358,603      669,542
  Institutional.............   4,603,126          --   1,223,209           --
  Preferred.................      67,759     306,106       2,298    1,041,024
  Select....................          --          35          --      158,526
 Shares issued in
 acquisition:
  Advisors Preferred........         N/A      59,546         N/A          N/A
  Advisors Select...........         N/A      59,489         N/A          N/A
  Class J...................         N/A     405,925         N/A          N/A
  Institutional.............         N/A      60,831         N/A          N/A
  Preferred.................         N/A      59,988         N/A          N/A
  Select....................         N/A      59,866         N/A          N/A
 Shares issued in
 reinvestment of dividends
 and distributions:
  Advisors Preferred........         152         453          --          161
  Advisors Select...........         346           3          --           36
  Class J...................         432         829          --           --
  Institutional.............      39,868          --          --           --
  Preferred.................       2,138         195          --        5,465
  Select....................          --          --          --            3
 Shares redeemed:
  Advisors Preferred........    (145,997)    (43,233)   (110,100)    (189,885)
  Advisors Select...........     (98,583)       (891)   (146,102)    (156,384)
  Class J...................    (126,495)   (439,898)   (409,365)    (170,247)
  Institutional.............  (1,840,261)         --     (99,336)          --
  Preferred.................    (192,772)    (10,466)   (103,802)    (505,168)
  Select....................    (124,000)        (16)    (95,782)    (140,229)
                              ----------   ---------   ---------    ---------
     Net Increase (Decrease)   3,103,895   2,832,052   1,778,016    1,209,875
                              ==========   =========   =========    =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  MIDCAP       MONEY        PARTNERS       PARTNERS
                                                                  VALUE        MARKET     INTERNATIONAL    LARGECAP
                                                                   FUND         FUND           FUND       BLEND FUND
                                                                ----------  ------------  -------------  -------------
 PERIODS ENDED APRIL 30, 2004:
 Shares sold:
  Advisors Preferred..........................................     27,319     8,158,210           N/A        780,589
  Advisors Select.............................................      2,165    26,280,726           N/A        647,073
  Class J.....................................................  1,506,148    46,693,905           N/A      1,414,890
  Institutional...............................................     61,965    21,552,243     1,000,000     15,344,664
  Preferred...................................................     12,837    22,864,441           N/A      1,253,086
  Select......................................................        380     3,661,962           N/A        323,445
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        481         3,154           N/A          4,388
  Advisors Select.............................................         26            --           N/A          1,910
  Class J.....................................................      5,264            --           N/A            722
  Institutional...............................................        547       103,741            --        297,740
  Preferred...................................................         92        22,078           N/A         17,984
  Select......................................................         23           322           N/A            709
 Shares redeemed:
  Advisors Preferred..........................................     (4,853)   (7,102,362)          N/A       (338,543)
  Advisors Select.............................................       (527)  (24,872,392)          N/A       (311,401)
  Class J.....................................................   (378,211)  (33,153,659)          N/A       (222,812)
  Institutional...............................................    (11,635)   (3,719,805)           --     (1,696,988)
  Preferred...................................................     (2,730)  (19,504,956)          N/A       (461,299)
  Select......................................................        (78)      (14,949)          N/A       (189,427)
                                                                ---------   -----------     ---------     ----------
                                       Net Increase (Decrease)  1,219,213    40,972,659     1,000,000     16,866,730
                                                                =========   ===========     =========     ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  MIDCAP       MONEY        PARTNERS       PARTNERS
                                                                  VALUE        MARKET     INTERNATIONAL    LARGECAP
                                                                   FUND         FUND          FUND        BLEND FUND
                                                                ----------  ------------  -------------  -------------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................     53,844    11,761,656        N/A         1,458,863
  Advisors Select.............................................      7,708    45,537,759        N/A         1,197,095
  Class J.....................................................  2,431,755   105,081,568        N/A         1,811,627
  Institutional...............................................     13,435    22,965,685        N/A        16,250,340
  Preferred...................................................     10,042    33,331,472        N/A         2,224,128
  Select......................................................      3,636     1,072,854        N/A           132,624
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        317        10,201        N/A                --
  Advisors Select.............................................         --         9,301        N/A                --
  Class J.....................................................      4,269        22,403        N/A                --
  Institutional...............................................         --        89,086        N/A           119,281
  Preferred...................................................          2        27,455        N/A             2,715
  Select......................................................         --             4        N/A                --
 Shares redeemed:
  Advisors Preferred..........................................    (92,776)   (9,260,912)       N/A          (306,556)
  Advisors Select.............................................    (72,642)  (40,616,350)       N/A          (157,570)
  Class J.....................................................   (504,970)  (46,566,722)       N/A          (207,775)
  Institutional...............................................     (6,563)     (893,755)       N/A        (2,550,480)
  Preferred...................................................    (74,568)  (26,877,124)       N/A          (417,472)
  Select......................................................    (72,985)   (1,072,600)       N/A            (5,943)
                                                                ---------   -----------                   ----------
                                       Net Increase (Decrease)  1,700,504    94,621,981                   19,550,877
                                                                =========   ===========                   ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PARTNERS     PARTNERS      PARTNERS         PARTNERS
                                                                  LARGECAP     LARGECAP      LARGECAP         LARGECAP
                                                                BLEND FUND I  GROWTH FUND  GROWTH FUND I   GROWTH FUND II
                                                                ------------  -----------  -------------  ----------------
 PERIOD ENDED APRIL 30, 2004:
 Shares sold:
  Advisors Preferred..........................................     39,419           --       1,856,796         544,087
  Advisors Select.............................................      6,809           --       1,015,449         317,376
  Class J.....................................................    878,309      226,451         916,900         346,506
  Institutional...............................................         --           --      12,987,405       9,946,427
  Preferred...................................................     48,973           --       1,002,651         620,242
  Select......................................................         --           --         413,615          92,899
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        642           --              --              --
  Advisors Select.............................................        529           --              --              --
  Class J.....................................................      2,685           --              --              --
  Institutional...............................................         --           --         198,466              --
  Preferred...................................................      2,151           --             390              --
  Select......................................................         --           --              --              --
 Shares redeemed:
  Advisors Preferred..........................................    (63,469)          --        (750,526)       (265,824)
  Advisors Select.............................................    (49,780)          --        (532,968)       (157,154)
  Class J.....................................................   (179,647)     (42,570)       (239,224)        (86,277)
  Institutional...............................................         --           --      (1,928,364)       (969,449)
  Preferred...................................................    (66,332)          --        (466,676)       (130,680)
  Select......................................................    (32,269)          --        (136,425)       (108,183)
                                                                 --------      -------      ----------      ----------
                                       Net Increase (Decrease)    588,020      183,881      14,337,489      10,149,970
                                                                 ========      =======      ==========      ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PARTNERS     PARTNERS      PARTNERS         PARTNERS
                                                                  LARGECAP     LARGECAP      LARGECAP         LARGECAP
                                                                BLEND FUND I  GROWTH FUND  GROWTH FUND I   GROWTH FUND II
                                                                ------------  -----------  -------------  ----------------
 PERIODS ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................      79,352      10,000       3,270,711         625,502
  Advisors Select.............................................     284,016      10,000       2,979,409         163,977
  Class J.....................................................   1,063,942     259,766         960,922         311,433
  Institutional...............................................          --     450,000      38,157,630       7,563,990
  Preferred...................................................     214,005      10,000       2,563,669           6,900
  Select......................................................          --      10,000         290,202              --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         462          --              --              --
  Advisors Select.............................................          --          --              --              --
  Class J.....................................................       2,197          --              --              --
  Institutional...............................................          --          --          99,681              --
  Preferred...................................................       1,008          --              --              --
  Select......................................................          --          --              --              --
 Shares redeemed:
  Advisors Preferred..........................................     (28,336)         --      (1,013,929)        (62,205)
  Advisors Select.............................................    (105,764)         --        (840,240)         (7,382)
  Class J.....................................................    (298,264)    (41,146)       (237,153)       (111,684)
  Institutional...............................................          --          --     (12,427,775)       (315,207)
  Preferred...................................................     (53,454)         --      (1,626,100)         (9,379)
  Select......................................................          --          --        (155,553)             --
                                                                 ---------     -------     -----------       ---------
                                       Net Increase (Decrease)   1,159,164     708,620      32,021,474       8,165,945
                                                                 =========     =======     ===========       =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PARTNERS     PARTNERS      PARTNERS       PARTNERS
                                                                  LARGECAP      MIDCAP        MIDCAP         MIDCAP
                                                                 VALUE FUND   GROWTH FUND  GROWTH FUND I   VALUE FUND
                                                                ------------  -----------  -------------  ------------
 PERIODS ENDED APRIL 30, 2004:
 Shares sold:
  Advisors Preferred..........................................    1,217,589     875,047           N/A        116,070
  Advisors Select.............................................    1,313,040     532,371           N/A        157,490
  Class J.....................................................    1,175,937     948,081           N/A        674,379
  Institutional...............................................   13,482,342          --       500,000      4,678,384
  Preferred...................................................      632,371     378,378           N/A        179,233
  Select......................................................      185,243          --           N/A         16,428
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................       12,662          --           N/A          2,330
  Advisors Select.............................................       10,629          --           N/A          2,037
  Class J.....................................................        9,251          --           N/A         14,655
  Institutional...............................................    1,175,172          --            --         95,909
  Preferred...................................................       27,804          --           N/A          2,180
  Select......................................................          958          --           N/A            513
 Shares redeemed:
  Advisors Preferred..........................................     (284,121)   (201,586)          N/A       (106,204)
  Advisors Select.............................................     (259,645)   (211,284)          N/A       (100,044)
  Class J.....................................................     (233,473)   (330,217)          N/A       (135,406)
  Institutional...............................................  (12,678,191)         --            --       (648,500)
  Preferred...................................................     (260,070)   (264,750)          N/A        (98,262)
  Select......................................................      (42,192)    (53,915)          N/A        (73,593)
                                                                -----------   ---------       -------      ---------
                                       Net Increase (Decrease)    5,485,306   1,672,125       500,000      4,777,599
                                                                ===========   =========       =======      =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS     PARTNERS      PARTNERS       PARTNERS
                                                                 LARGECAP      MIDCAP        MIDCAP         MIDCAP
                                                                VALUE FUND   GROWTH FUND  GROWTH FUND I   VALUE FUND
                                                                -----------  -----------  -------------  ------------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................   1,139,629     487,857         N/A          213,601
  Advisors Select.............................................     900,999     348,627         N/A          135,280
  Class J.....................................................   1,067,467   1,114,345         N/A          685,891
  Institutional...............................................  41,643,121          --         N/A        4,924,582
  Preferred...................................................   1,965,979   1,067,314         N/A          135,903
  Select......................................................      87,446          --         N/A           36,073
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................       1,138          --         N/A               --
  Advisors Select.............................................       1,010          --         N/A               --
  Class J.....................................................         564          --         N/A               --
  Institutional...............................................     578,952          --         N/A               --
  Preferred...................................................      10,037          --         N/A               --
  Select......................................................          33          --         N/A               --
 Shares redeemed:
  Advisors Preferred..........................................    (397,162)   (145,327)        N/A          (93,176)
  Advisors Select.............................................    (249,244)   (136,784)        N/A          (11,975)
  Class J.....................................................    (205,898)   (271,805)        N/A         (136,204)
  Institutional...............................................  (4,806,841)         --         N/A         (659,309)
  Preferred...................................................    (819,629)   (293,284)        N/A          (32,080)
  Select......................................................    (104,871)    (69,882)        N/A           (5,157)
                                                                ----------   ---------                    ---------
                                       Net Increase (Decrease)  40,812,730   2,101,061                    5,193,429
                                                                ==========   =========                    =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PARTNERS     PARTNERS      PARTNERS         PARTNERS
                                                                   MIDCAP      SMALLCAP      SMALLCAP         SMALLCAP
                                                                VALUE FUND I  BLEND FUND   GROWTH FUND I   GROWTH FUND II
                                                                ------------  -----------  -------------  ----------------
 PERIODS ENDED APRIL 30, 2004:
 Shares sold:
  Advisors Preferred..........................................        N/A             --        79,802         547,207
  Advisors Select.............................................        N/A             --        64,432         428,904
  Class J.....................................................        N/A            N/A       625,915         317,847
  Institutional...............................................    500,000     10,661,133     1,632,782      11,503,461
  Preferred...................................................        N/A          9,374       153,293         343,331
  Select......................................................        N/A             --           176         111,467
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        N/A             --            --           3,428
  Advisors Select.............................................        N/A             --            --           1,804
  Class J.....................................................        N/A            N/A            --           2,829
  Institutional...............................................         --          9,329            --         120,278
  Preferred...................................................        N/A             --            --           1,568
  Select......................................................        N/A             --            --             417
 Shares redeemed:
  Advisors Preferred..........................................        N/A             --      (102,020)       (204,550)
  Advisors Select.............................................        N/A             --       (85,632)        (98,268)
  Class J.....................................................        N/A            N/A      (370,313)        (75,344)
  Institutional...............................................         --        (13,404)   (1,169,568)     (2,688,105)
  Preferred...................................................        N/A         (8,919)      (63,104)       (161,158)
  Select......................................................        N/A             --       (63,899)        (19,727)
                                                                  -------     ----------    ----------      ----------
                                       Net Increase (Decrease)    500,000     10,657,513       701,864      10,135,389
                                                                  =======     ==========    ==========      ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PARTNERS     PARTNERS     PARTNERS         PARTNERS
                                                                   MIDCAP      SMALLCAP     SMALLCAP         SMALLCAP
                                                                VALUE FUND I  BLEND FUND  GROWTH FUND I   GROWTH FUND II
                                                                ------------  ----------  -------------  ----------------
 PERIODS ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................      N/A         11,860        207,761         531,572
  Advisors Select.............................................      N/A         10,000         18,359         311,389
  Class J.....................................................      N/A            N/A        733,244         316,100
  Institutional...............................................      N/A        362,472      7,013,529      21,985,937
  Preferred...................................................      N/A         10,000        163,830         252,316
  Select......................................................      N/A         10,000            235          18,766
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................      N/A             --             --              --
  Advisors Select.............................................      N/A             --             --              --
  Class J.....................................................      N/A             --             --              --
  Institutional...............................................      N/A             --             --              --
  Preferred...................................................      N/A             --             --              --
  Select......................................................      N/A             --             --              --
 Shares redeemed:
  Advisors Preferred..........................................      N/A         (1,860)       (73,329)       (334,169)
  Advisors Select.............................................      N/A             --        (11,073)       (129,844)
  Class J.....................................................      N/A            N/A       (136,784)        (73,144)
  Institutional...............................................      N/A         (5,090)   (16,384,441)     (2,642,003)
  Preferred...................................................      N/A             --       (108,167)       (143,598)
  Select......................................................      N/A             --             --        (107,640)
                                                                               -------    -----------      ----------
                                       Net Increase (Decrease)                 397,382     (8,576,836)     19,985,682
                                                                               =======    ===========      ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS      PARTNERS    PREFERRED      PRINCIPAL
                                                                 SMALLCAP      SMALLCAP    SECURITIES   LIFETIME 2010
                                                                VALUE FUND   VALUE FUND I     FUND          FUND
                                                                -----------  ------------  ----------  ---------------
 PERIOD ENDED APRIL 30, 2004:
 Shares sold:
  Advisors Preferred..........................................      93,699      340,504          N/A        966,464
  Advisors Select.............................................      61,018      248,663          N/A        310,831
  Class J.....................................................      76,085          N/A      686,705      1,588,438
  Institutional...............................................   3,425,217    2,715,947    4,675,927      7,190,046
  Preferred...................................................     263,413       42,400          N/A         86,734
  Select......................................................         137       28,035          N/A             28
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          27        1,740          N/A          3,806
  Advisors Select.............................................          14        1,842          N/A          1,635
  Class J.....................................................          39          N/A           --         23,511
  Institutional...............................................       1,122      152,348      478,416        213,033
  Preferred...................................................          75          216          N/A          1,664
  Select......................................................          --           32          N/A             --
 Shares redeemed:
  Advisors Preferred..........................................     (47,371)     (50,751)         N/A       (597,503)
  Advisors Select.............................................     (47,085)     (20,349)         N/A        (55,865)
  Class J.....................................................     (73,238)         N/A      (31,448)      (235,855)
  Institutional...............................................  (1,510,496)    (745,542)    (335,213)    (1,801,815)
  Preferred...................................................    (134,267)     (20,389)         N/A        (18,313)
  Select......................................................          (7)      (2,204)         N/A             (7)
                                                                ----------    ---------    ---------     ----------
                                       Net Increase (Decrease)   2,108,382    2,692,492    5,474,387      7,676,832
                                                                ==========    =========    =========     ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                 PARTNERS      PARTNERS     PREFERRED      PRINCIPAL
                                                                 SMALLCAP      SMALLCAP    SECURITIES    LIFETIME 2010
                                                                VALUE FUND   VALUE FUND I     FUND           FUND
                                                                -----------  ------------  -----------  ---------------
 PERIODS ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................     458,952       18,594           N/A       126,883
  Advisors Select.............................................     117,703       51,497           N/A       159,917
  Class J.....................................................     132,395          N/A           N/A     2,162,834
  Institutional...............................................   6,552,785    4,255,744    10,586,025     7,051,115
  Preferred...................................................     815,266       14,306           N/A        93,528
  Select......................................................         294       10,156           N/A            --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................         364           --           N/A         2,904
  Advisors Select.............................................         657           --           N/A             2
  Class J.....................................................       4,162          N/A           N/A         3,933
  Institutional...............................................     134,629           --        45,734        78,885
  Preferred...................................................       5,952           --           N/A           660
  Select......................................................          --           --           N/A            --
 Shares redeemed:
  Advisors Preferred..........................................    (233,761)         (81)          N/A       (45,841)
  Advisors Select.............................................    (109,199)        (986)          N/A        (1,989)
  Class J.....................................................    (188,685)         N/A           N/A      (155,979)
  Institutional...............................................  (7,393,318)    (594,864)   (1,011,585)     (326,159)
  Preferred...................................................    (506,594)        (387)          N/A       (14,418)
  Select......................................................     (82,576)          --           N/A            --
                                                                ----------    ---------    ----------     ---------
                                       Net Increase (Decrease)    (290,974)   3,753,979     9,620,174     9,136,275
                                                                ==========    =========    ==========     =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PRINCIPAL      PRINCIPAL      PRINCIPAL       PRINCIPAL
                                                                LIFETIME 2020  LIFETIME 2030  LIFETIME 2040   LIFETIME 2050
                                                                    FUND           FUND           FUND            FUND
                                                                -------------  -------------  -------------  ---------------
 PERIOD ENDED APRIL 30, 2004:
 Shares sold:
  Advisors Preferred..........................................      379,682       202,995        100,044          62,908
  Advisors Select.............................................      496,718       427,087        191,139         290,895
  Class J.....................................................    2,601,884     2,075,590        687,293         144,761
  Institutional...............................................    8,992,125     6,316,939      3,138,226       1,528,617
  Preferred...................................................      166,529       115,520         22,108          25,014
  Select......................................................          359           724             --              --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        5,152         1,919            615             223
  Advisors Select.............................................        2,312         2,217            329              59
  Class J.....................................................       46,761        36,448          1,374              --
  Institutional...............................................      272,183       224,261         72,945          37,795
  Preferred...................................................        5,255         4,629          1,074             728
  Select......................................................           --            --             --              --
 Shares redeemed:
  Advisors Preferred..........................................      (54,288)      (17,522)        (7,608)         (7,789)
  Advisors Select.............................................      (57,495)      (58,499)       (22,785)        (36,548)
  Class J.....................................................     (487,459)     (454,966)      (118,095)        (32,872)
  Institutional...............................................     (114,707)      (69,604)      (108,498)       (107,295)
  Preferred...................................................      (34,095)      (51,745)       (10,738)        (13,919)
  Select......................................................           --            --             --              --
                                                                 ----------     ---------      ---------       ---------
                                       Net Increase (Decrease)   12,220,916     8,755,993      3,947,423       1,892,577
                                                                 ==========     =========      =========       =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  PRINCIPAL      PRINCIPAL      PRINCIPAL       PRINCIPAL
                                                                LIFETIME 2020  LIFETIME 2030  LIFETIME 2040   LIFETIME 2050
                                                                    FUND           FUND           FUND            FUND
                                                                -------------  -------------  -------------  ---------------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................      200,702        110,177        29,445           9,742
  Advisors Select.............................................      194,863        341,907        46,923          10,404
  Class J.....................................................    3,691,718      2,889,995       948,027          98,315
  Institutional...............................................    9,292,379     12,351,736     3,045,955       2,553,720
  Preferred...................................................      215,930        368,594        81,304          95,906
  Select......................................................           --             --            --              --
 Shares issued in acquisitions:
  Advisors Preferred..........................................          N/A         45,568           N/A             N/A
  Advisors Select.............................................          N/A         45,788           N/A             N/A
  Class J.....................................................          N/A      2,062,153           N/A             N/A
  Institutional...............................................          N/A            897           N/A             N/A
  Preferred...................................................          N/A         54,612           N/A             N/A
  Select......................................................          N/A         45,637           N/A             N/A
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................        1,894            424            26               6
  Advisors Select.............................................           50              2            23               1
  Class J.....................................................        4,942            861           198              19
  Institutional...............................................       85,290        104,359        23,532           7,536
  Preferred...................................................        1,362          1,315           211              23
  Select......................................................           --             --            --              --
 Shares redeemed:
  Advisors Preferred..........................................      (22,821)       (55,744)       (2,972)         (1,266)
  Advisors Select.............................................      (13,437)      (104,010)      (14,476)           (592)
  Class J.....................................................     (360,240)      (413,904)     (115,101)        (24,317)
  Institutional...............................................     (187,923)    (1,598,861)     (166,662)       (154,266)
  Preferred...................................................      (30,129)      (132,039)      (13,494)        (16,686)
  Select......................................................           --        (45,181)           --              --
                                                                 ----------     ----------     ---------       ---------
                                       Net Increase (Decrease)   13,074,580     16,074,286     3,862,939       2,578,545
                                                                 ==========     ==========     =========       =========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.

                                                                    PRINCIPAL
                                                                LIFETIME STRATEGIC    REAL ESTATE     SMALLCAP     SMALLCAP
                                                                   INCOME FUND      SECURITIES FUND  BLEND FUND   GROWTH FUND
                                                                ------------------  ---------------  ----------  -------------
 PERIOD ENDED APRIL 30, 2004:
 Shares sold:
  Advisors Preferred..........................................         72,543         1,006,274         42,162           --
  Advisors Select.............................................        187,689           381,112         97,382          693
  Class J.....................................................        906,445         1,480,644      1,621,373    1,416,781
  Institutional...............................................      2,388,723         4,665,830        181,230           --
  Preferred...................................................         40,308           670,280         52,606       10,319
  Select......................................................             46            17,160            154           --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................          1,301            16,252            287           --
  Advisors Select.............................................            263            10,328             42           --
  Class J.....................................................          7,692            99,607          8,442           --
  Institutional...............................................         88,372           267,021          1,642           --
  Preferred...................................................          1,571            47,411            801           --
  Select......................................................             --               587             --           --
 Shares redeemed:
  Advisors Preferred..........................................        (31,436)         (377,429)       (16,883)     (40,932)
  Advisors Select.............................................       (150,709)         (154,377)       (12,696)     (41,514)
  Class J.....................................................        (99,191)         (805,113)      (449,377)    (500,217)
  Institutional...............................................       (743,229)         (748,825)          (556)          --
  Preferred...................................................        (22,729)         (436,123)       (64,293)     (47,910)
  Select......................................................             (3)           (4,106)          (101)     (40,574)
                                                                    ---------         ---------      ---------    ---------
                                       Net Increase (Decrease)      2,647,656         6,136,533      1,462,215      756,646
                                                                    =========         =========      =========    =========

Capital Share Transactions (Continued)

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.

                                                                    PRINCIPAL
                                                                LIFETIME STRATEGIC    REAL ESTATE     SMALLCAP     SMALLCAP
                                                                   INCOME FUND      SECURITIES FUND  BLEND FUND   GROWTH FUND
                                                                ------------------  ---------------  ----------  -------------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred..........................................         33,302           436,219         73,756           396
  Advisors Select.............................................         22,569           389,759         18,172         1,479
  Class J.....................................................        752,857         2,329,554      2,354,633     1,887,819
  Institutional...............................................      3,322,797         7,370,837        225,212       884,626
  Preferred...................................................        112,055         1,274,727        383,621        15,088
  Select......................................................             --            16,447             58            --
 Shares issued in reinvestment of dividends and distributions:
  Advisors Preferred..........................................            645             8,245             --            --
  Advisors Select.............................................              4               644             --            --
  Class J.....................................................            356            42,084             --            --
  Institutional...............................................         29,926                --             --            --
  Preferred...................................................            223            13,030             --            --
  Select......................................................             --               136             --            --
 Shares redeemed:
  Advisors Preferred..........................................        (13,639)         (267,108)       (33,224)         (396)
  Advisors Select.............................................         (1,536)         (160,498)        (4,062)         (355)
  Class J.....................................................        (54,556)         (590,493)      (504,469)     (490,057)
  Institutional...............................................       (330,249)         (644,299)        (7,260)   (1,767,607)
  Preferred...................................................        (18,898)         (439,174)       (17,825)       (3,320)
  Select......................................................             --           (75,223)           (18)           --
                                                                    ---------         ---------      ---------    ----------
                                       Net Increase (Decrease)      3,855,856         9,704,887      2,488,594       527,673
                                                                    =========         =========      =========    ==========

CAPITAL SHARE TRANSACTIONS (CONTINUED)

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.

                                                        SMALLCAP
                                                        S&P 600      SMALLCAP
                                                       INDEX FUND   VALUE FUND
                                                       ----------   ----------
 PERIOD ENDED APRIL 30, 2004:
 Shares sold:
  Advisors Preferred.................................    465,065      180,636
  Advisors Select....................................    279,652       38,519
  Class J............................................    438,528      534,686
  Institutional......................................  1,277,557      352,211
  Preferred..........................................    654,536      281,862
  Select.............................................     59,647       10,481
 Shares issued in reinvestment of dividends and
 distributions:
  Advisors Preferred.................................         58        2,030
  Advisors Select....................................         48        1,476
  Class J............................................        269       30,496
  Institutional......................................      5,826       23,841
  Preferred..........................................      1,345        2,847
  Select.............................................         14          101
 Shares redeemed:
  Advisors Preferred.................................   (118,201)    (26,606)
  Advisors Select....................................    (83,879)     (2,374)
  Class J............................................   (127,120)   (122,841)
  Institutional......................................   (168,368)    (67,900)
  Preferred..........................................   (348,716)    (24,262)
  Select.............................................    (11,456)     (4,799)
                                                       ---------    ---------
                              Net Increase (Decrease)  2,324,805    1,210,404
                                                       =========    =========

CAPITAL SHARE TRANSACTIONS (CONTINUED)

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6.

                                                       SMALLCAP
                                                       S&P 600      SMALLCAP
                                                      INDEX FUND   VALUE FUND
                                                      ----------   ----------
 YEAR ENDED OCTOBER 31, 2003:
 Shares sold:
  Advisors Preferred................................    328,627        53,983
  Advisors Select...................................    204,465        71,799
  Class J...........................................    826,122       570,939
  Institutional.....................................  1,490,954     1,055,561
  Preferred.........................................  1,044,918        73,092
  Select............................................     88,431         2,588
 Shares issued in reinvestment of dividends and
 distributions:
  Advisors Preferred................................         --            12
  Advisors Select...................................         --            --
  Class J...........................................         --            --
  Institutional.....................................         --         7,254
  Preferred.........................................      1,320            96
  Select............................................          3            --
 Shares redeemed:
  Advisors Preferred................................   (123,833)     (102,151)
  Advisors Select...................................    (95,996)     (112,175)
  Class J...........................................   (181,955)     (155,212)
  Institutional.....................................    (29,014)   (1,267,555)
  Preferred.........................................   (547,596)      (96,051)
  Select............................................    (66,966)      (72,781)
                                                      ---------    ----------
                             Net Increase (Decrease)  2,939,480        29,399
                                                      =========    ==========

CAPITAL SHARE TRANSACTIONS (CONTINUED)

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for periods ended April 30, 2004 and October 31, 2003, respectively, were as follows:

                                   ORDINARY INCOME       LONG-TERM CAPITAL GAIN    RETURN OF CAPITAL
                                   -------------         -------------             ---------
                                  2004         2003        2004         2003       2004        2003
                                  ----         ----        ----         ----       ----        ----
 Bond & Mortgage Securities    $ 7,754,788  $7,483,839  $       --   $       --     --       $    --
 Fund
 Capital Preservation Fund         541,256     776,276          --           --       --          --
 Government Securities Fund      1,871,018   2,927,085          --           --       --          --
 High Quality                      809,817     940,800     197,179           --       --          --
 Intermediate-Term Bond Fund
 High Quality Long-Term Bond       297,275     589,958      64,814           --       --          --
 Fund
 High Quality Short-Term Bond      565,438     883,468     154,375           --       --          --
 Fund
 International Emerging             64,944          --          --           --       --          --
 Markets Fund
 International Fund I              128,116     144,161          --           --       --          --
 International Fund II           2,689,673          --          --           --       --          --
 LargeCap Blend Fund I             389,577          --          --           --       --          --
 LargeCap Growth Fund               79,529      23,011          --           --       --          --
 LargeCap S&P 500 Index Fund     3,239,102     650,381          --           --       --          --
 LargeCap Value Fund               871,058     384,672          --           --       --          --
 MidCap Blend Fund                  63,236      15,510          --           --       --      20,785
 MidCap Growth Fund                     --          --          --           --       --          --
 MidCap S&P 400 Index Fund         360,543      65,119     153,870           --       --          --
 MidCap Value Fund                  78,373      45,237          --           --       --          --
 Money Market Fund                 128,931     159,486          --           --       --          --
 Partners International Fund            --         N/A          --          N/A       --         N/A
 Partners LargeCap Blend Fund    3,164,573     998,054          --           --       --          --
 Partners LargeCap Blend Fund       65,662      40,347          --           --       --          --
 I
 Partners LargeCap Growth               --          --          --           --       --          --
 Fund
 Partners LargeCap Growth        1,425,794     600,077          --           --       --          --
 Fund I
 Partners LargeCap Growth               --          --          --           --       --          --
 Fund II
 Partners LargeCap Value Fund   14,669,548   5,771,489          --           --       --          --
 Partners MidCap Growth Fund            --          --          --           --       --          --
 Partners MidCap Growth Fund            --         N/A          --          N/A       --         N/A
 I
 Partners MidCap Value Fund        836,373          --     695,569           --       --          --
 Partners MidCap Value Fund I           --         N/A          --          N/A       --         N/A
 Partners SmallCap Blend Fund      368,087          --          --           --       --          --
 Partners SmallCap Growth               --          --          --           --       --          --
 Fund I
 Partners SmallCap Growth          917,865          --     126,440           --       --          --
 Fund II
 Partners SmallCap Value Fund       17,493     373,558          --    1,145,144       --          --
 Partners SmallCap Value Fund    2,471,262          --     207,862           --       --          --
 I
 Preferred Securities Fund       5,276,668     474,759          --           --       --          --
 Principal LifeTime 2010 Fund    2,644,888     806,490          --           --       --          --
 Principal LifeTime 2020 Fund    3,581,659     850,719          --           --       --          --
 Principal LifeTime 2030 Fund    2,830,516     977,145          --           --       --          --
 Principal LifeTime 2040 Fund      802,514     203,796          --        3,742       --          --
 Principal LifeTime 2050 Fund      390,571      60,158          --        1,571       --          --
 Principal LifeTime Strategic    1,083,894     299,468          --        2,790       --          --
 Income Fund
 Real Estate Securities Fund     5,388,584     812,363   1,288,012           --       --          --
 SmallCap Blend Fund                    --          --     151,007           --       --          --
 SmallCap Growth Fund                   --          --          --           --       --          --
 SmallCap S&P 600 Index Fund        89,403      13,291      11,733           --       --          --
 SmallCap Value Fund               640,936      84,458     257,409           --       --          --


For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION (CONTINUED)



DISTRIBUTABLE EARNINGS. .

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Bond & Mortgage Securities Fund      $    62,862            $       --
 Capital Preservation Fund                142,448                    --
 Government Securities Fund               108,067                    --
 High Quality Intermediate-Term
 Bond Fund                                 37,267               197,199
 High Quality Long-Term Bond Fund           9,251                64,821
 High Quality Short-Term Bond Fund         10,497               154,698
 International Emerging Markets
 Fund                                      15,546                    --
 International Fund I                     128,286                    --
 International Fund II                  2,445,286                    --
 LargeCap Blend Fund I                    366,891                    --
 LargeCap Growth Fund                      53,034                    --
 LargeCap S&P 500 Index Fund            2,250,890                    --
 LargeCap Value Fund                      598,417                    --
 MidCap Blend Fund                             --                    --
 MidCap Growth Fund                            --                    --
 MidCap S&P 400 Index Fund                324,795               154,155
 MidCap Value Fund                         10,817                    --
 Money Market Fund                             --                    --
 Partners LargeCap Blend Fund           2,486,870                    --
 Partners LargeCap Blend Fund I            44,708                    --
 Partners LargeCap Growth Fund                 --                    --
 Partners LargeCap Growth Fund I        1,215,142                    --
 Partners LargeCap Growth Fund II              --                    --
 Partners LargeCap Value Fund          11,375,862                    --
 Partners MidCap Growth Fund                   --                    --
 Partners MidCap Value Fund               797,695               695,958
 Partners SmallCap Blend Fund             368,120                    --
 Partners SmallCap Growth Fund I               --                    --
 Partners SmallCap Growth Fund II         918,485               128,492
 Partners SmallCap Value Fund                  --                    --
 Partners SmallCap Value Fund I         2,419,810               208,187
 Preferred Securities Fund              4,133,481                    --
 Principal LifeTime 2010 Fund             746,560                    --
 Principal LifeTime 2020 Fund             831,672                    --
 Principal LifeTime 2030 Fund             142,562                    --
 Principal LifeTime 2040 Fund              71,920                    --
 Principal LifeTime 2050 Fund              10,817                    --
 Principal LifeTime Strategic
 Income Fund                              377,924                    --
 Real Estate Securities Fund            3,888,419             1,288,735
 SmallCap Blend Fund                           --               151,209
 SmallCap Growth Fund                          --                    --
 SmallCap S&P 600 Index Fund               56,004                11,894
 SmallCap Value Fund                      651,904               257,464

As of October 31, 2003, the components of distributable earnings on a federal tax basis were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION (CONTINUED)


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2003, the Funds had approximate net capital loss carryforwards as follows:

                                                             NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:
                                                              2008        2009        2010          2011
                                                           ----------  ----------  -----------  -----------
 Bond & Mortgage Securities Fund                           $       --  $       --  $   399,000   $        --
 Capital Preservation Fund                                         --          --       37,000        21,000
 Government Securities Fund                                        --       1,000       77,000       547,000
 International Emerging Markets Fund                               --     289,000      393,000            --
 International Fund I                                       1,796,000   2,802,000    3,427,000     3,929,000
 International Fund II                                             --     797,000    3,851,000     4,735,000
 LargeCap Growth Fund                                              --     479,000    3,014,000     4,212,000
 LargeCap S&P 500 Index Fund                                       --          --      785,000            --
 LargeCap Value Fund                                               --     325,000    2,757,000       863,000
 MidCap Blend Fund                                                 --          --      541,000            --
 MidCap Growth Fund                                                --     579,000    3,590,000            --
 MidCap Value Fund                                                 --          --      256,000            --
 Partners LargeCap Blend Fund                                      --     477,000    5,585,000     1,309,000
 Partners LargeCap Blend Fund I                                    --     354,000    1,444,000     1,276,000
 Partners LargeCap Growth Fund                                     --          --           --        17,000
 Partners LargeCap Growth Fund I                                   --     727,000   37,522,000    16,783,000
 Partners LargeCap Growth Fund II                                  --          --      982,000            --
 Partners LargeCap Value Fund                                      --          --    7,697,000    15,135,000
 Partners MidCap Growth Fund                                       --     748,000    1,670,000            --
 Partners SmallCap Growth Fund I                                   --   1,783,000   26,752,000    10,924,000
 Partners SmallCap Value Fund                                      --          --           --    13,167,000
 Principal LifeTime 2010 Fund                                      --          --           --     1,780,000
 Principal LifeTime 2020 Fund                                      --          --           --     2,848,000
 Principal LifeTime 2030 Fund                                      --   1,324,000           --     2,883,000
 Principal LifeTime 2040 Fund                                      --          --           --     1,427,000
 Principal LifeTime 2050 Fund                                      --          --           --       738,000
 Principal LifeTime Strategic Income Fund                          --          --           --       441,000
 SmallCap Growth Fund                                              --          --    4,395,000            --


During the year ended October 31, 2002, International Fund I, LargeCap Growth Fund, MidCap Blend Fund and Principal LifeTime 2030 Fund acquired approximately $2,158,000, $772,000, $736,000 and $1,324,000 of capital losses, included above, as part of their acquisitions of International SmallCap Fund, Technology Fund, Partners MidCap Blend Fund and Balanced Fund, respectively, which may be applied against realized net taxable gains in future years, subject to certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (60.02%)
ADVANCED MATERIALS & PRODUCTS (0.07%)
 Hexcel
                                                                     $                     $
  9.75%; 01/15/09                                                       350,000                367,500
AEROSPACE & DEFENSE (0.45%)
 Dunlop Standard Aerospace Holdings
  11.88%; 05/15/09                                                      400,000                423,000
 Northrop Grumman
  7.75%; 02/15/31                                                       100,000                117,116
 Raytheon
  1.58%; 06/10/05 /1/                                                 1,000,000              1,000,281
  4.85%; 01/15/11                                                       730,000                726,794
                                                                                             2,267,191
AEROSPACE & DEFENSE EQUIPMENT (0.17%)
 K&F Industries
  9.25%; 10/15/07                                                       519,000                537,165
 Lockheed Martin
  7.65%; 05/01/16                                                       250,000                295,034
                                                                                               832,199
AGRICULTURAL OPERATIONS (0.33%)
 Bunge Limited Finance
  4.38%; 12/15/08 /2/                                                   940,000                936,744
  5.35%; 04/15/14 /2/                                                   600,000                584,274
  5.88%; 05/15/13                                                       145,000                147,570
                                                                                             1,668,588
AIRLINES (0.17%)
 Northwest Airlines
  7.58%; 09/01/20                                                        73,610                 74,484
 Southwest Airlines
  5.10%; 05/01/06                                                        68,859                 71,189
  5.50%; 11/01/06                                                       650,000                685,922
                                                                                               831,595
ASSET BACKED SECURITIES (1.33%)
 Bear Stearns Asset Backed Securities /1/
  1.70%; 03/25/34                                                     1,000,000                999,999
 Chase Funding Mortgage Loan
  3.07%; 08/25/17                                                       139,917                139,803
 Chase Funding Mortgage Loan Asset Backed Certificates
  /1/
  1.39%; 09/25/33                                                       800,000                800,000
  1.60%; 09/25/33                                                       795,000                794,999
 Countrywide Asset Backed Certificates
  1.60%; 02/25/34 /1/                                                 2,285,713              2,288,289
  3.61%; 04/25/30                                                       590,000                592,868
 Master Adjustable Rate Mortgages Trust /1/
  2.20%; 03/25/34                                                     1,100,000              1,108,213
                                                                                             6,724,171
AUTO-CARS & LIGHT TRUCKS (0.83%)
 DaimlerChrysler Holding
  2.13%; 08/08/06 /1/                                                 1,250,000              1,263,818
  4.05%; 06/04/08                                                       965,000                947,889
  6.90%; 09/01/04                                                       330,000                335,124
  7.25%; 01/18/06                                                       550,000                589,307
 Ford Motor
  7.45%; 07/16/31                                                       235,000                229,090
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO-CARS & LIGHT TRUCKS (CONTINUED)
 General Motors
                                                                     $                     $
  8.25%; 07/15/23                                                       560,000                599,300
 Hyundai Motor Manufacturing /2/
  5.30%; 12/19/08                                                       225,000                224,238
                                                                                             4,188,766
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.13%)
 Navistar International
  8.00%; 02/01/08                                                       650,000                667,875
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.37%)
 Delco Remy International
  8.63%; 12/15/07                                                       400,000                412,000
  10.63%; 08/01/06                                                      500,000                510,000
 Delphi /1/
  1.69%; 12/01/04                                                       625,000                625,000
 Lear
  7.96%; 05/15/05                                                       285,000                299,962
                                                                                             1,846,962
AUTOMOBILE SEQUENTIAL (0.81%)
 Capital Auto Receivables Asset Trust
  4.50%; 10/15/07                                                       680,000                697,433
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                                       476,702                485,788
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                                       750,000                760,045
 Honda Auto Receivables Owner Trust
  4.22%; 04/16/07                                                     1,500,000              1,528,435
 M&I Auto Loan Trust
  3.04%; 10/20/08                                                       250,000                252,485
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                                       375,000                380,481
                                                                                             4,104,667
BEVERAGES-NON-ALCOHOLIC (0.09%)
 Bottling Group
  4.63%; 11/15/12                                                       110,000                108,060
 Coca-Cola HBC Finance
  5.13%; 09/17/13                                                       345,000                343,331
                                                                                               451,391
BEVERAGES-WINE & SPIRITS (0.43%)
 Diageo Capital
  1.24%; 04/20/07 /1/                                                 1,975,000              1,973,335
  3.38%; 03/20/08                                                       200,000                197,226
                                                                                             2,170,561
BREWERY (0.43%)
 Cia Brasileira de Bebidas
  8.75%; 09/15/13 /2/                                                   220,000                232,650
  10.50%; 12/15/11                                                      405,000                463,725
 Coors Brewing
  6.38%; 05/15/12                                                       830,000                896,150
 Miller Brewing /2/
  5.50%; 08/15/13                                                       320,000                323,913
 SABMiller /2/
  6.63%; 08/15/33                                                       250,000                260,424
                                                                                             2,176,862
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (0.47%)
 Clear Channel Communications
                                                                     $                     $
  5.75%; 01/15/13                                                     1,000,000              1,022,479
 Grupo Televisa
  8.50%; 03/11/32                                                       160,000                168,800
 Liberty Media
  3.50%; 09/25/06                                                       550,000                551,062
  5.70%; 05/15/13                                                       640,000                639,942
                                                                                             2,382,283
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.69%)
 CRH America
  5.30%; 10/15/13                                                       135,000                134,007
  6.40%; 10/15/33                                                       250,000                249,659
  6.95%; 03/15/12                                                       816,000                908,459
 Masco
  1.37%; 03/09/07 /1/ /2/                                             1,400,000              1,399,427
  5.88%; 07/15/12                                                       380,000                397,893
  6.00%; 05/03/04                                                       380,000                380,000
                                                                                             3,469,445
BUILDING PRODUCTS-AIR & HEATING (0.01%)
 York International
  6.63%; 08/15/06                                                        35,000                 37,162
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.09%)
 Hanson Overseas
  6.75%; 09/15/05                                                       450,000                475,705
BUILDING PRODUCTS-WOOD (0.02%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                       115,000                109,134
BUILDING-RESIDENTIAL & COMMERCIAL (0.19%)
 DR Horton
  8.50%; 04/15/12                                                       245,000                275,013
 KB Home
  7.75%; 02/01/10                                                       340,000                355,300
 Standard-Pacific
  5.13%; 04/01/09                                                       320,000                302,400
                                                                                               932,713
CABLE TV (1.51%)
 Comcast
  5.30%; 01/15/14                                                       220,000                214,758
  5.50%; 03/15/11                                                     1,445,000              1,480,447
  5.85%; 01/15/10                                                       520,000                546,037
  7.05%; 03/15/33                                                       500,000                525,997
 Comcast Cable Communications
  6.75%; 01/30/11                                                       250,000                273,973
  8.38%; 05/01/07                                                       500,000                566,822
 Cox Communications
  4.63%; 06/01/13                                                       355,000                330,387
  5.50%; 10/01/15                                                       615,000                598,725
  6.75%; 03/15/11                                                       990,000              1,081,662
  7.50%; 08/15/04                                                       415,000                421,657
 EchoStar DBS
  10.38%; 10/01/07                                                      860,000                929,875
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 Rogers Cable
                                                                     $                     $
  6.25%; 06/15/13                                                       665,000                640,356
                                                                                             7,610,696
CASINO HOTELS (0.26%)
 Aztar
  8.88%; 05/15/07                                                     1,245,000              1,285,462
CASINO SERVICES (0.05%)
 International Game Technology
  8.38%; 05/15/09                                                       220,000                257,607
CELLULAR TELECOMMUNICATIONS (1.42%)
 360 Communications
  7.50%; 03/01/06                                                       125,000                135,543
 America Movil /2/
  5.50%; 03/01/14                                                       910,000                851,484
 AT&T Wireless Services
  6.88%; 04/18/05                                                       140,000                146,499
  7.88%; 03/01/11                                                       915,000              1,053,913
  8.13%; 05/01/12                                                       625,000                728,990
  8.75%; 03/01/31                                                       125,000                152,491
 Nextel Communications
  9.38%; 11/15/09                                                       815,000                881,219
 Rogers Wireless Communications /2/
  6.38%; 03/01/14                                                       800,000                752,000
 Rural Cellular /2/
  8.25%; 03/15/12                                                       255,000                263,287
 Telus
  7.50%; 06/01/07                                                       885,000                977,962
  8.00%; 06/01/11                                                       110,000                127,596
 U.S. Cellular
  6.70%; 12/15/33                                                       120,000                117,243
 Verizon Wireless Capital
  5.38%; 12/15/06                                                       915,000                965,523
                                                                                             7,153,750
CHEMICALS-DIVERSIFIED (0.40%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                                       655,000                722,626
 ICI Wilmington I
  5.63%; 12/01/13                                                       480,000                479,097
 Lyondell Chemical
  9.88%; 05/01/07                                                       550,000                577,500
 Phibro Animal Health
  9.88%; 06/01/08                                                       250,000                227,500
                                                                                             2,006,723
CHEMICALS-SPECIALTY (0.06%)
 Hercules /2/
  6.75%; 10/15/29                                                       300,000                297,000
CIRCUIT BOARDS (0.07%)
 Jabil Circuit
  5.88%; 07/15/10                                                       350,000                363,516
COAL (0.11%)
 Massey Energy
  6.63%; 11/15/10                                                       180,000                180,900
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COAL (CONTINUED)
 Peabody Energy
                                                                     $                     $
  6.88%; 03/15/13                                                       340,000                353,600
                                                                                               534,500
COATINGS & PAINT (0.06%)
 Valspar
  6.00%; 05/01/07                                                       305,000                325,920
COMMERCIAL BANKS (0.30%)
 AmSouth Bank
  4.85%; 04/01/13                                                       225,000                219,301
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                                       200,000                206,179
 U.S. Bank
  6.38%; 08/01/11                                                       275,000                302,189
 Union Planters Bank
  5.13%; 06/15/07                                                       310,000                330,052
 Wachovia Bank
  7.80%; 08/18/10                                                       385,000                455,382
                                                                                             1,513,103
COMMERCIAL SERVICE-FINANCE (0.04%)
 Dollar Financial Group
  9.75%; 11/15/11                                                       200,000                215,000
COMMERCIAL SERVICES (0.06%)
 Iron Mountain
  6.63%; 01/01/16                                                       350,000                325,500
COMPUTER SERVICES (0.22%)
 Sungard Data Systems /2/
  4.88%; 01/15/14                                                       285,000                273,800
 Unisys
  7.88%; 04/01/08                                                       830,000                850,750
                                                                                             1,124,550
COMPUTERS-INTEGRATED SYSTEMS (0.01%)
 NCR
  7.13%; 06/15/09                                                        25,000                 27,618
COMPUTERS-MEMORY DEVICES (0.13%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                                       600,000                648,000
CONSUMER PRODUCTS-MISCELLANEOUS (0.03%)
 Fortune Brands /2/
  7.13%; 11/01/04                                                       140,000                143,698
CONTAINERS-PAPER & PLASTIC (0.17%)
 Norampac
  6.75%; 06/01/13                                                       340,000                353,600
 Sonoco Products
  7.00%; 11/15/04                                                       500,000                514,472
                                                                                               868,072
COPPER ORES (0.04%)
 Codelco
  6.38%; 11/30/12                                                       200,000                213,651
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (1.94%)
 American Express Credit Account
  Master Trust
                                                                     $                     $
  1.35%; 09/15/11 /1/                                                   400,000                400,926
  5.53%; 10/15/08                                                       375,000                396,020
 Bank One Issuance Trust
  3.59%; 05/17/10                                                     1,000,000              1,004,908
 Capital One Multi-Asset Execution Trust /1/
  1.32%; 12/15/09                                                     1,140,000              1,140,952
 Chase Credit Card Master Trust /1/
  1.30%; 05/15/09                                                     1,500,000              1,500,000
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                                     1,000,000              1,004,292
  4.10%; 12/07/06                                                       500,000                507,739
 Discover Card Master Trust I
  5.75%; 12/15/08                                                     1,000,000              1,062,667
  6.85%; 07/17/07                                                       400,000                414,597
 MBNA Credit Card Master Note Trust
  1.48%; 10/15/09 /1/                                                 1,600,000              1,608,699
  3.90%; 11/15/07                                                       425,000                434,242
 MBNA Master Credit Card Trust
  6.60%; 04/16/07                                                       300,000                308,273
                                                                                             9,783,315
DATA PROCESSING & MANAGEMENT (0.04%)
 Certegy
  4.75%; 09/15/08                                                       190,000                193,364
DIVERSIFIED FINANCIAL SERVICES (1.32%)
 Citigroup
  5.13%; 05/05/14                                                     1,000,000                991,033
  6.63%; 06/15/32                                                       325,000                341,014
  6.75%; 12/01/05                                                       820,000                876,672
 General Electric Capital
  0.70%; 03/10/40 /1/                                                10,577,000                356,032
  1.33%; 02/02/09 /1/                                                 1,500,000              1,502,560
  4.25%; 12/01/10                                                       975,000                953,822
  4.63%; 09/15/09                                                       285,000                290,549
  6.00%; 06/15/12                                                       140,000                149,280
  6.75%; 03/15/32                                                       195,000                209,939
 John Deere Capital
  3.13%; 12/15/05                                                       135,000                136,827
  3.90%; 01/15/08                                                       285,000                286,298
  7.00%; 03/15/12                                                       170,000                192,438
 NiSource Finance
  3.20%; 11/01/06                                                       370,000                370,059
                                                                                             6,656,523
DIVERSIFIED MANUFACTURING OPERATIONS (0.33%)
 General Electric
  5.00%; 02/01/13                                                       935,000                929,635
 Tyco International Group
  6.00%; 11/15/13 /2/                                                   325,000                329,462
  6.38%; 02/15/06                                                       365,000                384,544
                                                                                             1,643,641
DIVERSIFIED MINERALS (0.08%)
 Corp. Nacional del Cobre de Chile /2/
  5.50%; 10/15/13                                                       180,000                179,078
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED MINERALS (CONTINUED)
 Vale Overseas
                                                                     $                     $
  9.00%; 08/15/13                                                       235,000                245,281
                                                                                               424,359
DIVERSIFIED OPERATIONS (0.14%)
 Hutchison Whampoa International /2/
  5.45%; 11/24/10                                                       300,000                295,839
  6.50%; 02/13/13                                                       425,000                428,105
                                                                                               723,944
E-COMMERCE-PRODUCTS (0.05%)
 FTD /2/
  7.75%; 02/15/14                                                       245,000                242,550
ELECTRIC-GENERATION (0.20%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                                      474,500                476,872
 Korea East-West Power /2/
  4.88%; 04/21/11                                                       195,000                190,933
 Tenaska Virginia Partners /2/
  6.12%; 03/30/24                                                       360,000                360,000
                                                                                             1,027,805
ELECTRIC-INTEGRATED (4.29%)
 Appalachian Power
  5.95%; 05/15/33                                                        85,000                 79,642
 Arizona Public Service
  6.50%; 03/01/12                                                       395,000                424,968
 Carolina Power & Light
  6.50%; 07/15/12                                                       200,000                218,250
  6.65%; 04/01/08                                                       200,000                217,366
  7.50%; 04/01/05                                                       750,000                786,584
 Centerior Energy
  7.67%; 07/01/04                                                       300,000                302,764
 Centerpoint Energy
  5.88%; 06/01/08                                                       175,000                178,224
  7.25%; 09/01/10                                                       380,000                405,217
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                       145,000                127,123
 Columbus Southern Power
  6.85%; 10/03/05                                                       355,000                375,776
 Commonwealth Edison
  6.40%; 10/15/05                                                       265,000                279,358
 Consolidated Edison
  3.63%; 08/01/08                                                       250,000                247,192
 Consumers Energy
  4.25%; 04/15/08                                                        70,000                 69,963
  6.00%; 03/15/05                                                        45,000                 46,254
 Dayton Power & Light /2/
  5.13%; 10/01/13                                                       400,000                385,920
 Dominion Resources /1/
  1.39%; 05/15/06                                                     1,000,000              1,001,486
 DPL
  6.88%; 09/01/11                                                       400,000                394,000
 DTE Energy
  6.00%; 06/01/04                                                       300,000                300,948
 Duke Energy /1/
  1.49%; 01/15/05                                                     1,600,000              1,601,386
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Entergy Gulf States
                                                                     $                     $
  3.60%; 06/01/08                                                       165,000                159,746
 Exelon
  6.75%; 05/01/11                                                       155,000                171,112
 FirstEnergy
  5.50%; 11/15/06                                                       400,000                417,375
  6.45%; 11/15/11                                                       600,000                631,680
 FPL Energy Wind Funding /2/
  6.88%; 06/27/17                                                       440,000                442,200
 FPL Group Capital
  3.25%; 04/11/06                                                       390,000                394,230
  6.88%; 06/01/04                                                       200,000                200,794
 Georgia Power /1/
  1.30%; 02/17/09                                                     1,750,000              1,748,180
 Indianapolis Power & Light
  7.38%; 08/01/07                                                       390,000                429,444
 Jersey Central Power & Light /2/
  5.63%; 05/01/16                                                       180,000                178,207
 MidAmerican Energy Holdings
  3.50%; 05/15/08                                                       975,000                950,505
  4.63%; 10/01/07                                                       180,000                183,980
  6.75%; 12/30/31                                                        85,000                 91,350
 MSW Energy /2/
  7.38%; 09/01/10                                                       350,000                362,250
 Niagara Mohawk Power
  5.38%; 10/01/04                                                       120,000                121,878
 Northeast Utilities
  3.30%; 06/01/08                                                       140,000                134,494
 Ohio Power
  4.85%; 01/15/14                                                       325,000                313,260
 Oncor Electric Delivery
  6.38%; 05/01/12                                                       225,000                243,768
  7.25%; 01/15/33                                                       115,000                128,375
 Pacific Gas & Electric
  3.60%; 03/01/09                                                       330,000                320,105
  6.05%; 03/01/34                                                     1,145,000              1,082,828
 Pepco Holdings
  3.75%; 02/15/06                                                       505,000                512,369
  4.00%; 05/15/10                                                       100,000                 95,240
 Power Contract Financing /2/
  5.20%; 02/01/06                                                       187,708                190,529
 PPL Energy Supply
  6.40%; 11/01/11                                                        50,000                 53,743
 Progress Energy
  6.75%; 03/01/06                                                       534,000                570,501
 PSI Energy
  5.00%; 09/15/13                                                       325,000                317,131
 Puget Energy
  3.36%; 06/01/08                                                       175,000                167,571
 SCANA /1/
  1.57%; 11/15/06                                                     1,450,000              1,450,703
 Southern California Edison
  5.00%; 01/15/14                                                       160,000                156,967
  8.00%; 02/15/07                                                       340,000                381,220
 Southwestern Electric Power
  4.50%; 07/01/05                                                        80,000                 81,970
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 TXU Energy
                                                                     $                     $
  6.13%; 03/15/08                                                       370,000                394,659
 TXU U.S. Holdings
  6.25%; 10/01/04                                                       320,000                326,081
 Virginia Electric & Power
  4.50%; 12/15/10                                                       325,000                320,385
 Westar Energy
  8.50%; 07/01/22                                                       440,000                453,200
                                                                                            21,620,451
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.13%)
 Flextronics International
  6.50%; 05/15/13                                                       665,000                673,313
ELECTRONICS-MILITARY (0.19%)
 L-3 Communications
  8.00%; 08/01/08                                                       935,000                978,244
FEDERAL & FEDERALLY SPONSORED CREDIT (0.07%)
 Federal Farm Credit Bank
  7.25%; 06/12/07                                                       180,000                201,236
 Housing Urban Development
  2.99%; 08/01/05                                                       125,000                126,723
                                                                                               327,959
FIDUCIARY BANKS (0.25%)
 State Street Capital Trust II /1/
  1.62%; 02/15/08                                                     1,250,000              1,258,640
FINANCE-AUTO LOANS (1.80%)
 American Honda Finance /1/ /2/
  1.25%; 02/20/07                                                     1,750,000              1,749,251
 Ford Motor Credit
  5.80%; 01/12/09                                                     1,000,000              1,018,515
  6.13%; 01/09/06                                                       400,000                416,936
  6.50%; 01/25/07                                                       705,000                747,614
  7.38%; 02/01/11                                                     1,135,000              1,213,685
  7.88%; 06/15/10                                                       850,000                933,825
 General Motors Acceptance
  2.40%; 10/20/05 /1/                                                 1,000,000              1,006,809
  6.13%; 08/28/07                                                       140,000                147,939
  6.88%; 09/15/11                                                       865,000                907,914
  6.88%; 08/28/12                                                       490,000                510,903
  8.00%; 11/01/31                                                       175,000                184,699
 Toyota Motor Credit
  2.80%; 01/18/06                                                       250,000                253,451
                                                                                             9,091,541
FINANCE-COMMERCIAL (0.62%)
 CIT Group
  1.32%; 02/15/07 /1/                                                   875,000                875,711
  4.75%; 12/15/10                                                       225,000                223,020
 Textron Financial /1/
  1.46%; 10/06/06                                                     2,000,000              2,004,248
                                                                                             3,102,979
FINANCE-CONSUMER LOANS (1.27%)
 Household Finance
  1.28%; 02/09/07 /1/                                                 1,500,000              1,502,742
  4.13%; 12/15/08                                                       700,000                699,701
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
 Household Finance (continued)
                                                                     $                     $
  4.63%; 01/15/08                                                       100,000                102,841
  4.75%; 07/15/13                                                       275,000                262,767
  5.75%; 01/30/07                                                     1,290,000              1,373,828
  7.00%; 05/15/12                                                       510,000                571,394
 SLM
  1.29%; 01/25/07 /1/                                                 1,000,000                999,880
  5.38%; 05/15/14                                                       900,000                898,148
                                                                                             6,411,301
FINANCE-CREDIT CARD (0.21%)
 Capital One Bank
  6.88%; 02/01/06                                                     1,000,000              1,066,130
FINANCE-INVESTMENT BANKER & BROKER (2.61%)
 Bear Stearns
  1.47%; 01/30/09 /1/                                                 1,000,000              1,001,823
  1.67%; 06/25/34 /1/ /3/                                             1,225,000              1,225,000
  3.00%; 03/30/06                                                       615,000                618,708
  4.00%; 01/31/08                                                       160,000                161,337
 Credit Suisse First Boston
  3.88%; 01/15/09                                                       235,000                231,927
 Goldman Sachs Group
  3.88%; 01/15/09                                                       500,000                492,270
  5.15%; 01/15/14                                                       175,000                170,307
  5.25%; 04/01/13                                                       325,000                321,862
  5.25%; 10/15/13                                                       175,000                172,003
  6.60%; 01/15/12                                                     1,410,000              1,543,958
  6.65%; 05/15/09                                                        75,000                 82,981
 Lehman Brothers Holdings
  1.27%; 04/20/07 /1/                                                 1,700,000              1,698,538
  4.80%; 03/13/14                                                       625,000                596,744
 Merrill Lynch
  1.38%; 02/06/09 /1/                                                 1,500,000              1,500,468
  4.50%; 11/04/10                                                       465,000                461,503
 Morgan Stanley
  1.25%; 02/15/07 /1/                                                 1,150,000              1,150,273
  4.25%; 05/15/10                                                       100,000                 98,489
  4.75%; 04/01/14                                                       585,000                546,560
  5.30%; 03/01/13                                                       290,000                289,839
  6.75%; 04/15/11                                                       465,000                513,686
  7.75%; 06/15/05                                                       275,000                292,288
                                                                                            13,170,564
FINANCE-LEASING COMPANY (0.32%)
 Boeing Capital
  5.65%; 05/15/06                                                       425,000                448,400
  7.10%; 09/27/05                                                     1,100,000              1,171,349
                                                                                             1,619,749
FINANCE-MORTGAGE LOAN/BANKER (3.61%)
 Countrywide Home Loan
  1.27%; 02/17/06 /1/                                                   250,000                249,976
  1.60%; 06/02/06 /1/                                                 1,500,000              1,510,362
  4.00%; 03/22/11                                                       750,000                707,867
  4.25%; 12/19/07                                                       120,000                121,971
  4.50%; 01/25/33                                                       231,456                233,453
  5.25%; 06/15/04                                                       250,000                251,097
  5.50%; 02/01/07                                                       255,000                268,853
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal Home Loan Bank System
                                                                     $                     $
  3.88%; 06/14/13                                                       550,000                508,996
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                                     1,750,000              1,685,427
  3.00%; 07/15/04                                                       500,000                501,906
  3.13%; 08/25/06                                                       275,000                275,559
  3.25%; 02/25/08                                                     1,250,000              1,229,429
  4.75%; 10/11/12                                                       300,000                292,789
  4.75%; 05/06/13                                                       575,000                557,487
  5.13%; 11/07/13                                                       600,000                590,441
  6.25%; 07/15/32                                                     1,425,000              1,513,360
  6.75%; 03/15/31                                                       762,000                859,733
 Federal National Mortgage Association
  2.30%; 03/28/06                                                       675,000                672,829
  2.88%; 05/19/08                                                       550,000                530,988
  3.32%; 11/25/32                                                       135,103                135,316
  3.70%; 11/01/07                                                       440,000                441,922
  3.75%; 07/29/05                                                       350,000                351,771
  3.88%; 11/17/08                                                     1,275,000              1,261,299
  4.32%; 07/26/07                                                       175,000                179,640
  4.75%; 02/21/13                                                       800,000                777,196
  5.25%; 01/15/09                                                       350,000                369,927
  6.00%; 05/15/11                                                        75,000                 81,445
  7.25%; 01/15/10                                                       250,000                288,113
  7.25%; 05/15/30                                                     1,470,000              1,756,746
                                                                                            18,205,898
FINANCE-OTHER SERVICES (0.02%)
 Newcourt Credit Group
  6.88%; 02/16/05                                                        75,000                 78,003
FOOD-MISCELLANEOUS/DIVERSIFIED (0.83%)
 Cadbury Schweppes US Finance /2/
  3.88%; 10/01/08                                                       400,000                395,759
 ConAgra Foods
  7.40%; 09/15/04                                                       175,000                178,403
  7.50%; 09/15/05                                                       675,000                720,066
 Corn Products International
  8.45%; 08/15/09                                                       205,000                235,750
 General Mills
  6.00%; 02/15/12                                                       310,000                328,686
  8.75%; 09/15/04                                                       700,000                717,328
 Kellogg
  6.00%; 04/01/06                                                       285,000                302,546
  6.60%; 04/01/11                                                       175,000                194,391
 Kraft Foods
  4.00%; 10/01/08                                                       300,000                298,673
  4.63%; 11/01/06                                                       500,000                517,127
  5.63%; 11/01/11                                                       125,000                129,145
  6.25%; 06/01/12                                                        20,000                 21,424
  6.50%; 11/01/31                                                       130,000                133,203
                                                                                             4,172,501
FOOD-RETAIL (0.56%)
 Delhaize America
  7.38%; 04/15/06                                                       325,000                347,389
 Kroger
  6.20%; 06/15/12                                                       865,000                918,655
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (CONTINUED)
 Kroger (continued)
                                                                     $                     $
  6.75%; 04/15/12                                                       275,000                302,022
 Safeway
  5.80%; 08/15/12                                                       740,000                760,182
  7.00%; 09/15/07                                                       440,000                485,382
                                                                                             2,813,630
FOOD-WHOLESALE & DISTRIBUTION (0.02%)
 Sysco International
  6.10%; 06/01/12                                                       100,000                108,744
GOLD MINING (0.03%)
 Placer Dome
  6.38%; 03/01/33                                                        40,000                 39,959
  6.45%; 10/15/35                                                        90,000                 89,971
                                                                                               129,930
HOME DECORATION PRODUCTS (0.04%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                        95,000                 90,606
  4.63%; 12/15/09                                                        95,000                 94,814
                                                                                               185,420
HOME EQUITY-OTHER (1.76%)
 Argent Securities /1/
  1.32%; 02/25/34                                                       750,000                749,815
 Asset Backed Funding Certificates /1/ /3/
  1.29%; 12/25/33                                                       545,000                545,000
 CDC Mortgage Capital Trust /1/
  1.67%; 06/25/34                                                       700,000                699,300
 Long Beach Mortgage Loan Trust /1/ /3/
  1.63%; 06/25/34                                                       310,000                310,000
  2.18%; 06/25/34                                                       370,000                370,000
 New Century Home Equity Loan Trust /1/
  1.82%; 01/25/34                                                     1,500,000              1,506,765
 Option One Mortgage Loan Trust /1/ /3/
  1.63%; 05/25/34                                                       850,000                850,000
  2.15%; 05/25/34                                                       850,000                850,000
 Saxon Asset Securities Trust /1/
  2.23%; 03/25/35                                                     1,125,000              1,122,830
 Specialty Underwriting & Residential Finance /1/
  1.61%; 02/25/35                                                       750,000                749,999
 Wells Fargo Home Equity Trust /1/
  1.60%; 04/25/34                                                     1,140,000              1,140,021
                                                                                             8,893,730
HOME EQUITY-SEQUENTIAL (0.85%)
 Ameriquest Mortgage Securities
  1.29%; 04/25/34 /1/                                                   965,000                964,999
  4.37%; 10/25/33                                                     1,500,000              1,486,065
 Residential Asset Securities
  3.28%; 08/25/29                                                       225,000                224,381
  4.59%; 10/25/26                                                       118,791                120,313
  4.70%; 10/25/31                                                     1,500,000              1,512,759
                                                                                             4,308,517
HOTELS & MOTELS (0.18%)
 Extended Stay America
  9.15%; 03/15/08                                                       875,000                905,625
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INDUSTRIAL AUTOMATION & ROBOTS (0.10%)
 UNOVA
                                                                     $                     $
  7.00%; 03/15/08                                                       500,000                500,000
INDUSTRIAL GASES (0.07%)
 Praxair
  4.75%; 07/15/07                                                        80,000                 83,168
  6.50%; 03/01/08                                                       235,000                257,867
                                                                                               341,035
INSTRUMENTS-CONTROLS (0.01%)
 Parker Hannifin
  4.88%; 02/15/13                                                        65,000                 63,854
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.04%)
 AMVESCAP
  5.38%; 02/27/13                                                        25,000                 24,001
  5.90%; 01/15/07                                                       190,000                202,711
                                                                                               226,712
LIFE & HEALTH INSURANCE (0.61%)
 John Hancock Global Funding II /1/ /2/
  1.28%; 04/03/09                                                     1,750,000              1,747,503
 Lincoln National
  5.25%; 06/15/07                                                       695,000                740,385
 Nationwide Financial Services
  5.63%; 02/13/15                                                        45,000                 45,898
 Torchmark
  6.25%; 12/15/06                                                       500,000                539,483
                                                                                             3,073,269
LINEN SUPPLY & RELATED ITEMS (0.04%)
 Cintas
  5.13%; 06/01/07                                                       175,000                185,352
MACHINERY-CONSTRUCTION & MINING (0.09%)
 Terex
  9.25%; 07/15/11                                                       400,000                446,000
MEDICAL INFORMATION SYSTEM (0.08%)
 NDCHealth
  10.50%; 12/01/12                                                      350,000                390,250
MEDICAL PRODUCTS (0.12%)
 Hanger Orthopedic Group
  10.38%; 02/15/09                                                      565,000                629,975
MEDICAL-DRUGS (0.21%)
 Eli Lilly
  6.00%; 03/15/12                                                       200,000                216,592
 Schering-Plough
  5.30%; 12/01/13                                                       385,000                384,383
 Wyeth
  6.45%; 02/01/24                                                       460,000                459,376
                                                                                             1,060,351
MEDICAL-GENERIC DRUGS (0.05%)
 Alpharma /2/
  8.63%; 05/01/11                                                       250,000                262,500
MEDICAL-HMO (0.24%)
 Anthem
  4.88%; 08/01/05                                                       430,000                443,514
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HMO (CONTINUED)
 Anthem (continued)
                                                                     $                     $
  6.80%; 08/01/12                                                       385,000                428,666
 UnitedHealth Group
  3.30%; 01/30/08                                                       350,000                346,078
                                                                                             1,218,258
MEDICAL-HOSPITALS (0.24%)
 HCA
  5.25%; 11/06/08                                                       330,000                330,131
  6.95%; 05/01/12                                                       105,000                109,700
  7.13%; 06/01/06                                                       210,000                223,292
 Triad Hospitals
  8.75%; 05/01/09                                                       500,000                554,375
                                                                                             1,217,498
METAL PROCESSORS & FABRICATION (0.06%)
 Mueller Group /2/
  10.00%; 05/01/12                                                      300,000                314,250
METAL-ALUMINUM (0.10%)
 Alcan
  6.45%; 03/15/11                                                       460,000                499,399
METAL-DIVERSIFIED (0.30%)
 Falconbridge
  5.38%; 06/01/15                                                       100,000                 96,947
  7.35%; 06/05/12                                                       205,000                230,592
 Noranda
  7.25%; 07/15/12                                                       520,000                579,652
 Rio Tinto Finance
  5.75%; 07/03/06                                                       550,000                582,974
                                                                                             1,490,165
MISCELLANEOUS INVESTING (0.25%)
 CenterPoint Properties Trust
  4.75%; 08/01/10                                                       275,000                272,911
 iStar Financial /2/
  4.88%; 01/15/09                                                       515,000                501,481
 Spieker Properties
  6.80%; 05/01/04                                                       300,000                300,000
 United Dominion Realty Trust
  6.50%; 06/15/09                                                       155,000                168,286
                                                                                             1,242,678
MONEY CENTER BANKS (1.23%)
 Bank of America
  4.75%; 10/15/06                                                     1,675,000              1,746,104
  4.88%; 09/15/12                                                       680,000                672,653
  7.40%; 01/15/11                                                       845,000                971,660
 HSBC Holdings
  5.25%; 12/12/12                                                       100,000                100,887
 JP Morgan Chase
  1.30%; 03/09/09 /1/                                                 2,000,000              2,000,290
  4.50%; 11/15/10                                                       350,000                345,250
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                                       220,000                214,700
 United Overseas Bank /2/
  4.50%; 07/02/13                                                       175,000                162,887
                                                                                             6,214,431
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (1.14%)
 Banc of America Commercial Mortgage /1/
                                                                     $                     $
  0.05%; 11/10/38                                                     6,824,929                115,717
  1.16%; 11/10/38                                                     4,339,943                228,524
 Bear Stearns Commercial Mortgage Securities /1/ /2/
  0.72%; 05/11/39                                                     5,700,000                169,284
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                                       220,641                239,603
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.13%; 08/15/31                                                       280,508                303,410
 Credit Suisse First Boston Mortgage Securities /1/ /3/
  1.70%; 05/25/34                                                       725,000                725,000
 First Union National Bank Commercial Mortgage
  6.14%; 02/12/34                                                       150,000                161,872
 GMAC Commercial Mortgage Securities /1/
  0.97%; 03/10/38                                                     7,748,362                355,820
 Greenwich Capital Commercial Funding /1/
  0.55%; 05/10/11                                                    19,774,000                398,446
 JP Morgan Chase Commercial Mortgage Securities /1/ /2/
  1.22%; 01/12/39                                                     8,250,000                471,570
 LB-UBS Commercial Mortgage Trust
  0.15%; 03/01/36 /1/ /2/                                             5,020,116                133,947
  0.87%; 03/15/34 /1/ /2/                                             1,416,403                 35,485
  1.23%; 03/15/36 /1/ /2/                                             4,651,950                263,607
  4.90%; 06/15/26                                                       490,000                508,436
 Merrill Lynch Mortgage Trust /1/
  0.76%; 02/12/42                                                    21,145,848                573,243
 Morgan Stanley Capital I
  1.12%; 01/13/41 /1/ /2/                                             5,100,000                288,946
  4.57%; 12/18/32                                                       108,488                111,408
  6.20%; 07/15/33                                                       400,000                432,689
  6.54%; 02/15/31                                                        50,000                 54,628
  7.68%; 11/15/28 /1/ /2/                                                67,631                 70,754
 NationsLink Funding
  7.23%; 06/20/31                                                       115,000                128,595
                                                                                             5,770,984
MULTI-LINE INSURANCE (0.42%)
 MetLife
  5.25%; 12/01/06                                                       300,000                314,629
 Metropolitan Life Global Funding I /1/ /2/
  1.26%; 03/17/09                                                     1,625,000              1,624,290
 Safeco
  4.88%; 02/01/10                                                       185,000                189,393
                                                                                             2,128,312
MULTIMEDIA (1.60%)
 AOL Time Warner
  5.63%; 05/01/05                                                       630,000                652,862
  6.13%; 04/15/06                                                     1,910,000              2,025,605
  6.15%; 05/01/07                                                       590,000                631,216
  7.63%; 04/15/31                                                     1,335,000              1,461,005
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (CONTINUED)
 Emmis Operating /2/
                                                                     $                     $
  6.88%; 05/15/12                                                       250,000                249,375
 Gannett
  4.95%; 04/01/05                                                       100,000                102,621
 News America
  4.75%; 03/15/10                                                        70,000                 69,994
  6.55%; 03/15/33                                                       290,000                294,510
  6.63%; 01/09/08                                                     1,625,000              1,773,390
 Viacom
  6.63%; 05/15/11                                                       420,000                465,345
 Walt Disney
  5.38%; 06/01/07                                                       345,000                362,007
                                                                                             8,087,930
MUTUAL INSURANCE (0.14%)
 Liberty Mutual Group /2/
  5.75%; 03/15/14                                                       430,000                420,663
  7.00%; 03/15/34                                                       290,000                284,422
                                                                                               705,085
NON-HAZARDOUS WASTE DISPOSAL (0.19%)
 Allied Waste
  5.75%; 02/15/11 /2/                                                   310,000                297,600
  6.38%; 04/15/11 /2/                                                   350,000                346,500
  7.88%; 01/01/09                                                        39,000                 40,463
 Waste Management
  5.00%; 03/15/14                                                       260,000                249,990
                                                                                               934,553
NON-HOTEL GAMBLING (0.25%)
 Horseshoe Gaming Holding
  8.63%; 05/15/09                                                     1,200,000              1,254,000
OFFICE AUTOMATION & EQUIPMENT (0.05%)
 Xerox
  7.63%; 06/15/13                                                       250,000                255,000
OIL & GAS DRILLING (0.57%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                                       250,000                242,416
 Nabors Holdings
  4.88%; 08/15/09                                                       100,000                102,128
 Nabors Industries
  5.38%; 08/15/12                                                       385,000                392,566
 Pride International
  9.38%; 05/01/07                                                       350,000                356,125
  10.00%; 06/01/09                                                      825,000                870,375
 Transocean
  7.38%; 04/15/18                                                       800,000                919,461
                                                                                             2,883,071
OIL COMPANY-EXPLORATION & PRODUCTION (1.38%)
 Alberta Energy
  7.38%; 11/01/31                                                       190,000                215,383
 Anadarko Finance
  6.75%; 05/01/11                                                       275,000                305,138
 Anadarko Petroleum
  5.00%; 10/01/12                                                        15,000                 14,847
  5.38%; 03/01/07                                                       560,000                591,452
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Canadian Natural Resources
                                                                     $                     $
  6.45%; 06/30/33                                                        75,000                 76,667
  7.20%; 01/15/32                                                       210,000                235,126
 Chesapeake Energy
  8.38%; 11/01/08                                                       175,000                191,844
 Devon Energy
  7.95%; 04/15/32                                                       245,000                284,833
 Nexen
  5.05%; 11/20/13                                                       800,000                776,356
  7.88%; 03/15/32                                                        65,000                 76,126
 Noble Energy /2/
  5.25%; 04/15/14                                                       515,000                509,105
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                                       590,000                613,600
  7.38%; 12/15/14                                                       150,000                156,750
  7.88%; 02/01/09                                                       685,000                755,213
  8.00%; 11/15/11                                                       320,000                352,320
 Petroleos Mexicanos
  6.50%; 02/01/05                                                       700,000                717,500
 Union Pacific Resources Group
  6.50%; 05/15/05                                                       465,000                484,492
 Woodside Finance /2/
  6.70%; 08/01/11                                                       150,000                167,351
 XTO Energy
  4.90%; 02/01/14                                                       250,000                240,239
  6.25%; 04/15/13                                                       185,000                197,113
                                                                                             6,961,455
OIL COMPANY-INTEGRATED (0.41%)
 BP Canada Finance
  3.63%; 01/15/09                                                       250,000                246,391
 Conoco
  6.95%; 04/15/29                                                       100,000                109,996
 El Paso CGP
  6.20%; 05/15/04                                                       290,000                290,000
 Occidental Petroleum
  4.00%; 11/30/07                                                       285,000                287,269
 PanCanadian Energy
  7.20%; 11/01/31                                                       125,000                139,398
 Petro-Canada
  5.35%; 07/15/33                                                       175,000                151,205
 Petrobras International Finance
  8.38%; 12/10/18                                                       375,000                352,500
  9.13%; 02/01/07                                                       100,000                109,250
  9.13%; 07/02/13                                                       290,000                290,725
 Petronas Capital /2/
  7.88%; 05/22/22                                                        60,000                 68,025
                                                                                             2,044,759
OIL FIELD MACHINERY & EQUIPMENT (0.23%)
 Cooper Cameron
  2.65%; 04/15/07                                                       650,000                634,995
 Grant Prideco
  9.00%; 12/15/09                                                       480,000                534,000
                                                                                             1,168,995
OIL REFINING & MARKETING (0.36%)
 CITGO Petroleum
  11.38%; 02/01/11                                                      300,000                346,500
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
 Enterprise Products Partners
                                                                     $                     $
  6.38%; 02/01/13                                                       320,000                331,331
 Valero Energy
  6.88%; 04/15/12                                                       425,000                469,961
  7.38%; 03/15/06                                                       600,000                649,435
                                                                                             1,797,227
OIL-FIELD SERVICES (0.53%)
 Baker Hughes
  7.88%; 06/15/04                                                       625,000                629,305
 Halliburton
  1.92%; 01/26/07 /1/ /2/                                             1,000,000                998,688
  2.65%; 10/17/05 /1/                                                   500,000                505,792
  6.00%; 08/01/06                                                       525,000                555,709
                                                                                             2,689,494
PAPER & RELATED PRODUCTS (0.85%)
 Domtar
  5.38%; 12/01/13                                                       150,000                145,564
 International Paper
  3.80%; 04/01/08                                                       500,000                494,773
  5.85%; 10/30/12                                                       100,000                103,236
  6.75%; 09/01/11                                                       530,000                582,318
 Norske Skog /2/
  7.63%; 10/15/11                                                       310,000                349,764
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                                       135,000                145,903
 Smurfit Capital Funding
  6.75%; 11/20/05                                                       300,000                309,000
 Stora Enso Oyj
  7.38%; 05/15/11                                                        15,000                 17,088
 Weyerhaeuser
  5.50%; 03/15/05                                                       300,000                309,137
  6.13%; 03/15/07                                                     1,100,000              1,177,397
  6.75%; 03/15/12                                                       535,000                586,497
  7.38%; 03/15/32                                                        50,000                 54,776
                                                                                             4,275,453
PETROCHEMICALS (0.10%)
 Braskem /2/
  11.75%; 01/22/14                                                      540,000                521,100
PHARMACY SERVICES (0.17%)
 Express Scripts
  9.63%; 06/15/09                                                       465,000                490,622
 Omnicare
  8.13%; 03/15/11                                                       345,000                379,500
                                                                                               870,122
PHYSICAL THERAPY & REHABILITATION CENTERS (0.15%)
 HealthSouth
  6.88%; 06/15/05                                                       775,000                775,000
PIPELINES (0.78%)
 Buckeye Partners
  4.63%; 07/15/13                                                       400,000                379,682
 CenterPoint Energy Resources
  7.75%; 02/15/11                                                       350,000                391,892
 Duke Capital
  4.37%; 03/01/09                                                       280,000                274,497
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Duke Energy Field Services
                                                                     $                     $
  7.50%; 08/16/05                                                     1,335,000              1,419,846
  7.88%; 08/16/10                                                       410,000                473,966
 Enbridge Energy Partners
  4.00%; 01/15/09                                                       165,000                163,668
 Equitable Resources
  5.15%; 11/15/12                                                       100,000                101,857
 National Fuel Gas
  5.25%; 03/01/13                                                       175,000                176,256
 TEPPCO Partners
  6.13%; 02/01/13                                                       220,000                229,417
  7.63%; 02/15/12                                                       185,000                212,210
 Texas Eastern Transmission
  5.25%; 07/15/07                                                        90,000                 94,027
                                                                                             3,917,318
POULTRY (0.20%)
 Tyson Foods
  6.63%; 10/01/04                                                     1,005,000              1,020,918
PRINTING-COMMERCIAL (0.08%)
 R.R. Donnelley & Sons /2/
  4.95%; 04/01/14                                                       415,000                400,771
PROPERTY & CASUALTY INSURANCE (1.50%)
 ACE
  6.00%; 04/01/07                                                       950,000              1,014,804
 ACE INA Holdings
  8.20%; 08/15/04                                                       300,000                305,536
 Arch Capital Group
  7.35%; 05/01/34                                                       875,000                888,860
 Infinity Property & Casualty /2/
  5.50%; 02/18/14                                                       650,000                628,320
 Markel
  6.80%; 02/15/13                                                       650,000                680,447
 St. Paul
  5.75%; 03/15/07                                                       650,000                691,251
  7.88%; 04/15/05                                                       757,000                796,300
 Travelers Property Casualty
  6.38%; 03/15/33                                                       160,000                159,252
 W.R. Berkley
  5.13%; 09/30/10                                                     1,310,000              1,320,281
 XL Capital
  6.50%; 01/15/12                                                       990,000              1,084,114
                                                                                             7,569,165
PUBLISHING-BOOKS (0.03%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                       150,000                161,545
PUBLISHING-PERIODICALS (0.07%)
 Dex Media East
  12.13%; 11/15/12                                                      300,000                348,000
RECREATIONAL CENTERS (0.11%)
 AMF Bowling Worldwide /2/
  10.00%; 03/01/10                                                      525,000                544,688
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL AUTHORITY (0.04%)
 Province of Ontario
                                                                     $                     $
  2.63%; 12/15/05                                                       175,000                175,605
 Province of Quebec
  5.75%; 02/15/09                                                        20,000                 21,486
                                                                                               197,091
REGIONAL BANKS (1.01%)
 Bank One
  7.63%; 08/01/05                                                     1,235,000              1,317,693
 Fifth Third Bancorp
  3.38%; 08/15/08                                                       350,000                343,321
 FleetBoston Financial
  8.13%; 07/01/04                                                       300,000                303,146
 KeyCorp
  4.63%; 05/16/05                                                       455,000                466,362
  8.00%; 07/01/04                                                       350,000                353,552
 Korea Development Bank
  4.25%; 11/13/07                                                        25,000                 25,254
 PNC Funding
  5.75%; 08/01/06                                                       530,000                562,521
 SunTrust Banks
  5.05%; 07/01/07                                                        55,000                 57,640
  7.38%; 07/01/06                                                       150,000                164,379
 Wachovia
  5.63%; 12/15/08                                                       265,000                280,652
  6.38%; 02/01/09                                                       265,000                289,157
 Wells Fargo
  3.12%; 08/15/08                                                       275,000                266,742
  5.13%; 02/15/07                                                       610,000                642,108
                                                                                             5,072,527
REINSURANCE (0.09%)
 Berkshire Hathaway /2/
  4.63%; 10/15/13                                                       475,000                460,027
RENTAL-AUTO & EQUIPMENT (0.17%)
 NationsRent /2/
  9.50%; 10/15/10                                                       600,000                643,500
 United Rentals /2/
  6.50%; 02/15/12                                                       240,000                231,600
                                                                                               875,100
RESEARCH & DEVELOPMENT (0.08%)
 Science Applications International
  5.50%; 07/01/33                                                       275,000                245,443
  7.13%; 07/01/32                                                       130,000                143,793
                                                                                               389,236
RETAIL-APPAREL & SHOE (0.05%)
 Mothers Work
  11.25%; 08/01/10                                                      250,000                263,125
RETAIL-AUTO PARTS (0.10%)
 CSK Auto /2/
  7.00%; 01/15/14                                                       500,000                492,500
RETAIL-DISCOUNT (0.14%)
 Target
  5.38%; 06/15/09                                                        80,000                 84,312
  5.88%; 03/01/12                                                       280,000                298,208
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
 Wal-Mart Stores
                                                                     $                     $
  4.38%; 07/12/07                                                       290,000                299,409
                                                                                               681,929
RETAIL-DRUG STORE (0.09%)
 Rite Aid
  12.50%; 09/15/06                                                      400,000                460,000
RETAIL-RESTAURANTS (0.30%)
 Denny's
  12.75%; 09/30/07                                                      300,000                326,250
 VICORP Restaurants /2/
  10.50%; 04/15/11                                                      300,000                297,000
 Yum! Brands
  7.70%; 07/01/12                                                       780,000                902,020
                                                                                             1,525,270
RETAIL-VISION SERVICE CENTER (0.04%)
 Cole National Group
  8.63%; 08/15/07                                                       200,000                203,500
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.12%)
 General Nutrition Centers /2/
  8.50%; 12/01/10                                                       600,000                627,000
SAVINGS & LOANS-THRIFTS (0.08%)
 Washington Mutual
  3.97%; 03/25/33                                                       336,000                330,757
  5.50%; 01/15/13                                                        95,000                 96,567
                                                                                               427,324
SEMICONDUCTOR EQUIPMENT (0.21%)
 Amkor Technology
  10.50%; 05/01/09                                                    1,000,000              1,052,500
SHIP BUILDING (0.14%)
 Ship Finance International /2/
  8.50%; 12/15/13                                                       715,000                689,975
SOVEREIGN (0.89%)
 Chile Government /1/
  1.57%; 01/28/08                                                     1,000,000              1,002,000
 Mexico Government
  8.00%; 09/24/22                                                     1,505,000              1,587,775
  8.30%; 08/15/31                                                       365,000                391,645
  8.38%; 01/14/11                                                       985,000              1,132,750
 Poland Government
  6.25%; 07/03/12                                                       340,000                365,500
                                                                                             4,479,670
SPECIAL PURPOSE ENTITY (0.70%)
 Farmers Exchange Capital /2/
  7.05%; 07/15/28                                                       500,000                485,353
 Fondo Latinoamericano de Reservas /2/
  3.00%; 08/01/06                                                     2,350,000              2,352,108
 Interactive Health /2/
  7.25%; 04/01/11                                                       450,000                391,500
 WII Components /2/
  10.00%; 02/15/12                                                      300,000                306,000
                                                                                             3,534,961
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIFIED PURPOSE ACQUISITION (0.08%)
 Poster Financial Group /2/
                                                                     $                     $
  8.75%; 12/01/11                                                       375,000                393,750
STEEL PRODUCERS (0.06%)
 International Steel Group /2/
  6.50%; 04/15/14                                                       300,000                288,000
STEEL-SPECIALTY (0.12%)
 CSN Islands VIII /2/
  9.75%; 12/16/13                                                       645,000                580,500
SUPRANATIONAL BANK (0.39%)
 Corp Andina de Fomento
  1.52%; 01/26/07 /1/                                                 1,000,000              1,000,000
  6.75%; 03/15/05                                                       340,000                352,823
  6.88%; 03/15/12                                                       575,000                631,784
                                                                                             1,984,607
TELECOMMUNICATION SERVICES (0.09%)
 IPCS /2/
  11.50%; 05/01/12                                                      250,000                253,750
 MasTec
  7.75%; 02/01/08                                                       215,000                208,550
                                                                                               462,300
TELEPHONE COMMUNICATION (0.03%)
 Telstra
  6.38%; 04/01/12                                                       125,000                136,521
TELEPHONE-INTEGRATED (3.03%)
 AT&T
  6.00%; 03/15/09                                                       255,000                255,360
 British Telecommunications
  7.88%; 12/15/05                                                     2,285,000              2,473,124
 Citizens Communications
  7.60%; 06/01/06                                                       200,000                211,895
  7.63%; 08/15/08                                                       945,000                983,513
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                                     1,360,000              1,349,995
  8.25%; 06/15/05 /1/                                                   250,000                266,116
  8.50%; 06/15/10 /1/                                                   600,000                708,946
 France Telecom /1/
  8.75%; 03/01/11                                                     1,475,000              1,743,742
 MCI
  6.69%; 05/01/09                                                       250,000                237,500
 Qwest
  7.20%; 11/01/04                                                       155,000                156,938
 Sprint Capital
  6.00%; 01/15/07                                                        65,000                 69,093
  6.13%; 11/15/08                                                       250,000                267,695
  6.88%; 11/15/28                                                     1,840,000              1,806,403
  6.90%; 05/01/19                                                       350,000                362,190
 Telecom Italia Capital /2/
  4.00%; 11/15/08                                                       330,000                327,113
  5.25%; 11/15/13                                                     1,575,000              1,552,833
  6.38%; 11/15/33                                                       240,000                235,397
 Telefonica Europe
  7.75%; 09/15/10                                                       615,000                713,316
 Telefonos de Mexico
  4.50%; 11/19/08 /2/                                                   335,000                331,070
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Telefonos de Mexico (continued)/2/
                                                                     $                     $
  8.25%; 01/26/06                                                       805,000                871,220
 Verizon Florida
  6.13%; 01/15/13                                                       335,000                350,674
                                                                                            15,274,133
TEXTILE-HOME FURNISHINGS (0.07%)
 Mohawk Industries
  6.50%; 04/15/07                                                       310,000                334,804
THEATERS (0.38%)
 AMC Entertainment
  9.50%; 02/01/11                                                       400,000                418,000
 Cinemark /1/ /2/ /4/
  0.00%; 03/15/14                                                       700,000                438,375
 Cinemark USA
  8.50%; 08/01/08                                                     1,000,000              1,037,500
                                                                                             1,893,875
TRANSPORT-RAIL (0.19%)
 Union Pacific
  4.70%; 01/02/24                                                        90,000                 86,929
  5.75%; 10/15/07                                                       300,000                320,235
  5.84%; 05/25/04                                                       300,000                300,694
  6.63%; 02/01/29                                                        45,000                 46,947
  7.60%; 05/01/05                                                       200,000                210,769
                                                                                               965,574
TRANSPORT-SERVICES (0.25%)
 CHC Helicopter /2/
  7.38%; 05/01/14                                                       200,000                202,500
 FedEx
  1.39%; 04/01/05 /1/ /2/                                               820,000                819,860
  3.50%; 04/01/09 /2/                                                   260,000                251,437
                                                                                             1,273,797
TRANSPORT-TRUCK (0.05%)
 Quality Distribution /2/
  9.00%; 11/15/10                                                       255,000                255,000
VITAMINS & NUTRITION PRODUCTS (0.05%)
 WH Holdings/WH Capital /2/
  9.50%; 04/01/11                                                       250,000                265,625
WIRE & CABLE PRODUCTS (0.05%)
 Superior Essex Communications /2/
  9.00%; 04/15/12                                                       250,000                240,000
                                                                   TOTAL BONDS             302,678,649





                                                          Principal

       Type            Rate             Maturity          Amount                              Value

-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (17.49%)
                                                                     $                     $
FHLMC               4.00%       09/01/10                              4,337,386              4,317,000
FHLMC /3/ /5/       4.50%       02/01/10 - 07/01/18                   8,737,154              8,796,786
FHLMC /5/           5.00%       12/01/17 - 06/01/34                  33,023,269             32,469,318
FHLMC /5/           5.50%       04/01/09 - 05/01/34                  24,499,391             24,778,743
FHLMC /5/           6.00%       12/01/16 - 05/01/34                  14,371,749             14,753,540
FHLMC               6.50%       07/01/19 - 09/01/32                   1,877,786              1,955,969
FHLMC               7.00%       08/01/16 - 04/01/32                     906,424                958,793
FHLMC               7.50%       12/01/30 - 02/01/32                     143,725                154,393
FHLMC               8.00%       11/01/30                                  7,311                  7,899
                                                      TOTAL FHLMC CERTIFICATES              88,192,441

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (12.83%)
FNMA                4.50%       06/01/18                              2,054,646              2,025,006
FNMA /5/            5.00%       03/01/10 - 06/01/19                  21,240,967             21,348,201
FNMA /5/            5.50%       09/01/17 - 05/01/34                  14,323,980             14,422,037
FNMA /5/            6.00%       05/01/09 - 05/01/34                  11,412,895             11,683,359
FNMA                6.50%       04/01/10 - 02/01/33                  13,491,710             14,092,586
FNMA                7.00%       09/01/31 - 03/01/32                     583,616                616,949
FNMA                7.50%       08/01/32                                476,937                510,181
                                                       TOTAL FNMA CERTIFICATES              64,698,319

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (4.81%)
GNMA I              5.00%       07/15/33                              3,359,169              3,268,367
GNMA I              5.50%       06/15/33                              1,839,678              1,842,055
GNMA I              6.00%       08/15/31 - 02/15/33                   2,287,293              2,346,490
GNMA I              6.50%       01/15/27 - 10/15/32                     816,061                853,037
GNMA I              7.00%       04/15/31 - 08/15/31                     371,676                395,362
GNMA I              7.50%       10/15/29 - 01/15/31                      77,720                 83,487
GNMA II             5.50%       12/20/33                              5,771,022              5,773,053
GNMA II /5/         6.00%       05/01/34                              7,700,000              7,889,066
GNMA II /5/         6.50%       02/20/32 - 05/01/34                   1,588,915              1,656,140
GNMA II             7.50%       10/20/30                                 31,284                 33,527
GNMA II             8.00%       01/20/31                                105,927                115,138
                                                       TOTAL GNMA CERTIFICATES              24,255,722

                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
TREASURY BONDS (11.03%)
 U.S. Treasury
                                                                     $                     $
  4.00%; 02/15/14 /6/                                                 2,250,000              2,161,406
  5.38%; 02/15/31                                                     6,465,000              6,549,853
  6.00%; 02/15/26                                                     2,750,000              2,973,867
  6.25%; 08/15/23                                                     3,760,000              4,178,007
  6.25%; 05/15/30                                                     1,595,000              1,792,443
  6.75%; 08/15/26                                                     2,000,000              2,359,454
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury (continued)
                                                                     $                     $
  7.25%; 05/15/16                                                     1,835,000              2,235,546
  7.50%; 11/15/16                                                     1,990,000              2,474,052
  8.00%; 11/15/21                                                     1,350,000              1,778,414
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                                     4,030,880              4,002,224
  3.38%; 01/15/07                                                     1,762,860              1,900,858
  3.50%; 01/15/11                                                     7,595,864              8,461,375
  3.63%; 01/15/08                                                     8,183,105              9,003,649
  3.88%; 01/15/09                                                     5,109,165              5,729,648
                                                          TOTAL TREASURY BONDS              55,600,796

                                                          Shares

                                                          Held                                Value

-------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.20%)
CABLE TV (0.20%)
                                                                                           $
 Cablevision Systems                                                      9,500                992,750
                                                        TOTAL PREFERRED STOCKS                 992,750


                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2004 (UNAUDITED)



                                          Principal
                                          Amount                          Value
------------------------------------------------------------------------------------------
COMMERCIAL PAPER (7.11%)
FINANCE-MORTGAGE LOAN/BANKER (7.11%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  0.90%; 05/03/04                              $35,871,416            $ 35,869,623
                                   TOTAL COMMERCIAL PAPER               35,869,623
                                                                      ------------

                    TOTAL PORTFOLIO INVESTMENTS (113.49%)              572,288,300
LIABILITIES, NET OF CASH AND RECEIVABLES (-13.49%)                     (68,009,446)
                               TOTAL NET ASSETS (100.00%)             $504,278,854
                                                                      ---------------

                                                Notional     Unrealized
                 Description                     Amount      Gain (Loss)
-------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman   $17,500,000   $(579,118)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 45
basis points with Morgan Stanley. Expires
August 2004.


/1 /Variable rate.
/2 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $37,663,574 or 7.47% of net assets.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/4 /Non-income producing security.
/5 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/6 /Security or a portion of a the security was pledged as collateral for reverse repurchase agreements.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           CAPITAL PRESERVATION FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (76.35%)
AEROSPACE & DEFENSE (0.14%)

 Raytheon
                                                                  $                    $
  6.75%; 08/15/07                                                   100,000                109,586
AEROSPACE & DEFENSE EQUIPMENT (0.46%)

 General Dynamics
  3.00%; 05/15/08                                                   150,000                145,175

 United Technologies
  6.50%; 06/01/09                                                   100,000                110,570
  7.00%; 09/15/06                                                   100,000                108,967
                                                                                           364,712
AGRICULTURAL OPERATIONS (0.13%)

 Bunge Limited Finance /1/
  4.38%; 12/15/08                                                   100,000                 99,654
AIRLINES (0.20%)

 Southwest Airlines
  5.50%; 11/01/06                                                   150,000                158,290
ASSET BACKED SECURITIES (1.31%)

 Chase Funding Mortgage Loan
  4.54%; 09/25/32                                                   200,000                191,222
  4.88%; 08/25/28                                                   300,000                308,474
  5.04%; 12/25/23                                                    32,620                 32,748
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  4.34%; 08/25/28                                                   500,000                509,352
                                                                                         1,041,796
AUTO-CARS & LIGHT TRUCKS (0.54%)

 DaimlerChrysler Holding
  7.25%; 01/18/06                                                   400,000                428,587
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.13%)

 Delphi Automotive Systems
  6.13%; 05/01/04                                                   100,000                100,000
AUTOMOBILE SEQUENTIAL (5.82%)

 Capital Auto Receivables Asset Trust
  2.92%; 04/15/08                                                   150,000                151,275
  3.58%; 10/16/06                                                   550,000                560,336
  4.16%; 07/16/07                                                   350,000                356,953

 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                                   450,000                439,072
  3.80%; 05/15/08                                                   150,000                152,378

 DaimlerChrysler Auto Trust
  2.88%; 10/08/09                                                   250,000                250,301
  3.09%; 01/08/08                                                   350,000                353,226

 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                                   300,000                301,375
  2.85%; 10/15/07                                                   250,000                248,346
  4.01%; 03/15/06                                                   141,205                142,801
  4.75%; 08/15/06                                                   100,000                103,038

 Honda Auto Receivables Owner Trust
  3.61%; 12/18/07                                                   201,000                204,749
  4.49%; 09/17/07                                                   200,000                205,600

 M&I Auto Loan Trust
  3.04%; 10/20/08                                                   150,000                151,491

 Nissan Auto Receivables Owner Trust
  2.05%; 03/16/09                                                   200,000                195,189
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)

 Nissan Auto Receivables Owner Trust (continued)
                                                                  $                    $
  2.70%; 12/17/07                                                   300,000                299,940
  4.60%; 09/17/07                                                   100,000                102,697

 Toyota Auto Receivables Owner Trust
  2.20%; 03/15/10                                                   200,000                198,352
  4.00%; 07/15/08                                                   100,000                101,720
  4.72%; 09/15/08                                                   100,000                101,461
                                                                                         4,620,300
BEVERAGES-NON-ALCOHOLIC (0.30%)

 Coca-Cola Enterprises
  5.25%; 05/15/07                                                   225,000                238,617
BEVERAGES-WINE & SPIRITS (0.42%)

 Brown-Forman
  3.00%; 03/15/08                                                    45,000                 43,932

 Diageo Capital
  3.38%; 03/20/08                                                    90,000                 88,751
  3.50%; 11/19/07                                                   100,000                100,060

 Diageo Finance
  3.00%; 12/15/06                                                   100,000                 99,860
                                                                                           332,603
BROADCASTING SERVICES & PROGRAMMING (0.45%)

 Clear Channel Communications
  6.00%; 11/01/06                                                   150,000                159,586

 Liberty Media
  3.50%; 09/25/06                                                   200,000                200,386
                                                                                           359,972
CABLE TV (0.89%)

 Comcast
  5.50%; 03/15/11                                                   100,000                102,453
  5.85%; 01/15/10                                                   200,000                210,014

 Cox Communications
  3.88%; 10/01/08                                                   100,000                 98,150
  6.75%; 03/15/11                                                   100,000                109,259
  6.88%; 06/15/05                                                   175,000                183,703
                                                                                           703,579
CELLULAR TELECOMMUNICATIONS (1.87%)

 360 Communications
  7.50%; 03/01/06                                                   150,000                162,652

 AT&T Wireless Services
  6.88%; 04/18/05                                                   200,000                209,284
  7.35%; 03/01/06                                                    75,000                 81,155
  7.50%; 05/01/07                                                    50,000                 55,522

 Cingular Wireless
  5.63%; 12/15/06                                                   150,000                158,814

 Verizon Wireless Capital
  5.38%; 12/15/06                                                   400,000                422,086

 Vodafone Group
  7.63%; 02/15/05                                                   375,000                391,681
                                                                                         1,481,194
CHEMICALS-DIVERSIFIED (0.33%)

 Chevron Phillips Chemical
  5.38%; 06/15/07                                                    50,000                 52,619
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)

 Dow Chemical
                                                                  $                    $
  5.75%; 12/15/08                                                   100,000                106,302

 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                                   100,000                100,138
                                                                                           259,059
COATINGS & PAINT (0.03%)

 Valspar
  6.00%; 05/01/07                                                    25,000                 26,715
COMMERCIAL BANKS (0.57%)

 Marshall & Ilsley Bank
  4.13%; 09/04/07                                                   240,000                247,414

 U.S. Bank National Association
  2.85%; 11/15/06                                                   100,000                100,571

 Wachovia Bank
  4.85%; 07/30/07                                                   100,000                104,609
                                                                                           452,594
COMPUTERS (0.85%)

 Hewlett-Packard
  3.63%; 03/15/08                                                   100,000                 99,680
  5.50%; 07/01/07                                                   350,000                372,334

 International Business Machines
  4.25%; 09/15/09                                                   200,000                201,741
                                                                                           673,755
CONTAINERS-PAPER & PLASTIC (0.13%)

 Sonoco Products
  7.00%; 11/15/04                                                   100,000                102,894
COSMETICS & TOILETRIES (0.33%)

 Gillette
  4.00%; 06/30/05                                                   100,000                102,243

 Procter & Gamble
  4.75%; 06/15/07                                                   150,000                156,763
                                                                                           259,006
CREDIT CARD ASSET BACKED SECURITIES (3.34%)

 American Express Credit Account Master Trust
  5.53%; 10/15/08                                                   300,000                316,815

 American Express Master Trust
  7.85%; 08/15/05                                                   200,000                204,892

 Bank One Issuance Trust
  2.94%; 06/16/08                                                   200,000                202,056
  4.16%; 01/15/08                                                   100,000                102,359

 Capital One Master Trust
  5.30%; 06/15/09                                                   150,000                158,037

 Chase Credit Card Master Trust
  5.50%; 11/17/08                                                   500,000                530,186

 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                                   300,000                301,287
  3.10%; 03/10/10                                                   100,000                 97,894

 Discover Card Master Trust I
  5.15%; 10/15/09                                                   200,000                210,799

 MBNA Credit Card Master Note Trust
  5.15%; 07/15/09                                                   200,000                209,110
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)

 MBNA Master Credit Card Trust
                                                                  $                    $
  6.90%; 01/15/08                                                   300,000                318,418
                                                                                         2,651,853
CREDIT CARD CONTROL AMORTIZATION (0.04%)

 Sears Credit Account Master Trust
  7.00%; 07/15/08                                                    31,250                 31,470
CRUISE LINES (0.17%)

 Carnival
  7.05%; 05/15/05                                                   132,000                138,073
DIVERSIFIED FINANCIAL SERVICES (1.51%)

 Citigroup
  3.50%; 02/01/08                                                   100,000                 99,358
  5.63%; 08/27/12                                                    75,000                 78,206
  6.75%; 12/01/05                                                   100,000                106,911

 General Electric Capital
  4.25%; 01/15/08                                                   200,000                204,040
  5.00%; 06/15/07                                                   200,000                209,716

 John Deere Capital
  3.90%; 01/15/08                                                   100,000                100,455
  4.50%; 08/22/07                                                   100,000                103,198

 NiSource Finance
  3.20%; 11/01/06                                                    85,000                 85,014

 Textron Financial
  5.88%; 06/01/07                                                   200,000                215,636
                                                                                         1,202,534
DIVERSIFIED MANUFACTURING OPERATIONS (0.03%)

 Cooper Industries
  5.25%; 07/01/07                                                    25,000                 26,348
ELECTRIC PRODUCTS-MISCELLANEOUS (0.13%)

 Emerson Electric
  5.00%; 10/15/08                                                   100,000                103,950
ELECTRIC-DISTRIBUTION (0.16%)

 Detroit Edison
  5.05%; 10/01/05                                                   125,000                129,337
ELECTRIC-INTEGRATED (2.80%)

 Alabama Power
  2.80%; 12/01/06                                                   100,000                 99,253
  3.13%; 05/01/08                                                   150,000                145,938

 Commonwealth Edison
  3.70%; 02/01/08                                                   100,000                 99,671

 Conectiv
  5.30%; 06/01/05                                                    15,000                 15,450

 Consolidated Edison
  3.63%; 08/01/08                                                   100,000                 98,877
  8.13%; 05/01/10                                                   100,000                118,373

 DTE Energy
  6.00%; 06/01/04                                                   100,000                100,316

 Duke Energy
  3.75%; 03/05/08                                                   125,000                124,360

 FPL Group Capital
  3.25%; 04/11/06                                                   275,000                277,983
  6.88%; 06/01/04                                                    30,000                 30,119
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)

 Niagara Mohawk Power
                                                                  $                    $
  7.75%; 05/15/06                                                   100,000                109,454

 Oncor Electric Delivery
  5.00%; 09/01/07                                                    50,000                 52,367

 Pacific Gas & Electric
  3.60%; 03/01/09                                                    50,000                 48,501

 PECO Energy
  3.50%; 05/01/08                                                   100,000                 98,921

 Progress Energy
  6.75%; 03/01/06                                                   325,000                347,215

 Public Service Company of Colorado
  4.38%; 10/01/08                                                   100,000                101,236

 Southwestern Electric Power
  4.50%; 07/01/05                                                    25,000                 25,616

 TXU Energy
  6.13%; 03/15/08                                                   100,000                106,665

 Virginia Electric & Power
  4.10%; 12/15/08                                                   150,000                148,031
  4.50%; 12/15/10                                                    75,000                 73,935
                                                                                         2,222,281
FIDUCIARY BANKS (0.28%)

 Bank of New York
  3.63%; 01/15/09                                                   100,000                 98,282
  3.75%; 02/15/08                                                   100,000                100,356
  3.90%; 09/01/07                                                    25,000                 25,539
                                                                                           224,177
FINANCE-AUTO LOANS (0.65%)

 Ford Motor Credit
  6.70%; 07/16/04                                                   100,000                101,039
  6.88%; 02/01/06                                                   100,000                105,848

 General Motors Acceptance
  6.75%; 01/15/06                                                   100,000                105,890
  6.88%; 09/15/11                                                   100,000                104,961

 Toyota Motor Credit
  2.80%; 01/18/06                                                   100,000                101,381
                                                                                           519,119
FINANCE-COMMERCIAL (0.39%)

 CIT Group
  3.38%; 04/01/09                                                   100,000                 95,585
  4.13%; 02/21/06                                                   100,000                102,530
  5.88%; 10/15/08                                                    50,000                 53,410
  7.38%; 04/02/07                                                    50,000                 55,487
                                                                                           307,012
FINANCE-CONSUMER LOANS (1.01%)

 American General Finance
  5.38%; 09/01/09                                                    20,000                 21,062
  5.88%; 07/14/06                                                    25,000                 26,641

 Household Finance
  3.38%; 02/21/06                                                   150,000                152,098
  4.63%; 01/15/08                                                   100,000                102,841
  6.00%; 05/01/04                                                   200,000                200,000
  6.50%; 01/24/06                                                   100,000                106,725

 SLM /2/
  3.13%; 03/02/09                                                   200,000                196,720
                                                                                           806,087
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CREDIT CARD (0.13%)

 American Express
                                                                  $                    $
  6.88%; 11/01/05                                                   100,000                107,247
FINANCE-INVESTMENT BANKER & BROKER (3.11%)

 Banque Paribas
  8.35%; 06/15/07                                                   200,000                227,138

 Bear Stearns
  3.00%; 03/30/06                                                   250,000                251,507
  6.50%; 05/01/06                                                   150,000                160,811

 Credit Suisse First Boston
  5.75%; 04/15/07                                                   250,000                266,574

 Goldman Sachs Group
  3.88%; 01/15/09                                                   150,000                147,681
  7.63%; 08/17/05                                                   275,000                293,246

 Lehman Brothers Holdings
  3.60%; 03/13/09                                                   100,000                 97,413
  4.00%; 01/22/08                                                   100,000                100,946
  6.25%; 05/15/06                                                   100,000                106,900

 Merrill Lynch
  3.09%; 03/02/09 /2/                                               150,000                147,867
  6.00%; 11/15/04                                                   200,000                204,774

 Morgan Stanley
  3.63%; 04/01/08                                                   200,000                198,782
  7.75%; 06/15/05                                                   250,000                265,717
                                                                                         2,469,356
FINANCE-LEASING COMPANY (0.78%)

 Boeing Capital
  5.65%; 05/15/06                                                   100,000                105,506
  7.10%; 09/27/05                                                   300,000                319,459

 International Lease Finance
  5.25%; 05/03/04                                                    35,000                 35,000
  5.75%; 10/15/06                                                   150,000                159,148
                                                                                           619,113
FINANCE-MORTGAGE LOAN/BANKER (10.79%)

 Countrywide Home Loan
  4.25%; 12/19/07                                                   100,000                101,642
  5.50%; 02/01/07                                                   100,000                105,432
  6.85%; 06/15/04                                                   100,000                100,615

 Federal Home Loan Bank
  4.88%; 11/15/06                                                   200,000                209,822

 Federal Home Loan Mortgage
  1.50%; 08/15/05                                                 1,000,000                994,948
  2.88%; 09/15/05                                                 1,000,000              1,011,735
  5.25%; 01/15/06                                                   500,000                524,287
  5.75%; 04/15/08                                                   750,000                809,452
  6.88%; 01/15/05                                                   250,000                259,524
  7.00%; 07/15/05                                                   225,000                238,736

 Federal National Mortgage Association
  3.25%; 08/15/08                                                   100,000                 97,993
  3.87%; 11/25/31                                                   500,000                507,043
  3.88%; 03/15/05                                                 1,250,000              1,275,410
  5.25%; 06/15/06                                                   650,000                684,960
  5.25%; 04/15/07                                                   200,000                212,059
  5.50%; 02/15/06                                                   350,000                369,028
  7.00%; 07/15/05                                                 1,000,000              1,060,895
                                                                                         8,563,581
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (1.13%)

 Caterpillar Financial Services
                                                                  $                    $
  2.50%; 10/03/06                                                   100,000                 98,934
  2.59%; 07/15/06                                                   165,000                164,242

 Mellon Funding
  4.88%; 06/15/07                                                   150,000                156,910

 National Rural Utilities
  6.00%; 05/15/06                                                   250,000                266,426

 Verizon Global Funding
  6.75%; 12/01/05                                                   200,000                213,404
                                                                                           899,916
FOOD-MISCELLANEOUS/DIVERSIFIED (1.30%)

 Campbell Soup
  5.50%; 03/15/07                                                    50,000                 53,131

 General Mills
  2.63%; 10/24/06                                                   100,000                 98,501
  5.13%; 02/15/07                                                   100,000                104,921

 Kellogg
  6.00%; 04/01/06                                                   100,000                106,156

 Kraft Foods
  4.63%; 11/01/06                                                   100,000                103,425

 Nabisco
  6.38%; 02/01/05                                                   250,000                257,217

 Sara Lee
  2.75%; 06/15/08                                                   100,000                 95,824

 Unilever Capital
  6.88%; 11/01/05                                                   200,000                213,548
                                                                                         1,032,723
FOOD-RETAIL (0.85%)

 Fred Meyer
  7.38%; 03/01/05                                                   350,000                365,394

 Safeway
  2.50%; 11/01/05                                                   200,000                199,988
  6.15%; 03/01/06                                                   100,000                105,862
                                                                                           671,244
HOME DECORATION PRODUCTS (0.11%)

 Newell Rubbermaid
  4.00%; 05/01/10                                                    90,000                 85,837
HOME EQUITY-OTHER (0.37%)

 Saxon Asset Securities Trust
  3.96%; 06/25/33                                                   300,000                295,101
HOME EQUITY-SEQUENTIAL (1.53%)

 Ameriquest Mortgage Securities
  3.02%; 10/25/33                                                   300,000                297,479
  3.03%; 01/25/34                                                   400,000                401,873

 Residential Asset Securities
  3.49%; 02/25/31                                                   200,000                193,838
  4.80%; 04/25/33                                                   100,000                 99,307
  4.99%; 02/25/27                                                    19,137                 19,201
  5.57%; 09/25/33                                                   200,000                201,823
                                                                                         1,213,521
INDUSTRIAL GASES (0.13%)

 Praxair
  4.75%; 07/15/07                                                   100,000                103,961
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INSURANCE BROKERS (0.44%)

 Marsh & McLennan
                                                                  $                    $
  3.63%; 02/15/08                                                   350,000                347,668
LIFE & HEALTH INSURANCE (0.05%)

 Lincoln National
  5.25%; 06/15/07                                                    35,000                 37,286
LINEN SUPPLY & RELATED ITEMS (0.03%)

 Cintas
  5.13%; 06/01/07                                                    25,000                 26,479
MEDICAL PRODUCTS (0.07%)

 Baxter International
  5.25%; 05/01/07                                                    50,000                 52,535
MEDICAL-DRUGS (0.42%)

 Eli Lilly
  5.50%; 07/15/06                                                   200,000                212,191

 Pfizer
  3.30%; 03/02/09                                                    70,000                 68,528

 Wyeth /2/
  5.50%; 03/15/13                                                    50,000                 50,031
                                                                                           330,750
MEDICAL-HMO (0.16%)

 Anthem
  4.88%; 08/01/05                                                   125,000                128,929
METAL-ALUMINUM (0.90%)

 Alcan
  6.25%; 11/01/08                                                   275,000                296,330

 Alcoa
  4.25%; 08/15/07                                                    50,000                 51,369
  7.25%; 08/01/05                                                   345,000                366,224
                                                                                           713,923
METAL-DIVERSIFIED (0.60%)

 Rio Tinto Finance
  5.75%; 07/03/06                                                   450,000                476,979
MISCELLANEOUS INVESTING (1.12%)

 Archstone-Smith Operating Trust
  5.00%; 08/15/07                                                    35,000                 36,479

 CarrAmerica Realty
  7.20%; 07/01/04                                                   100,000                100,902

 Duke Realty
  3.35%; 01/15/08                                                   100,000                 98,692

 Equity One
  3.53%; 11/25/33                                                   400,000                400,461

 New Plan Excel Realty Trust
  5.88%; 06/15/07                                                   100,000                108,450

 Simon Property Group
  5.38%; 08/28/08                                                    40,000                 41,820
  6.88%; 10/27/05                                                   100,000                106,077
                                                                                           892,881
MONEY CENTER BANKS (0.88%)

 Bank of America
  4.75%; 10/15/06                                                   200,000                208,490
  4.88%; 09/15/12                                                    50,000                 49,460
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)

 JP Morgan Chase
                                                                  $                    $
  3.63%; 05/01/08                                                   100,000                 99,138
  5.25%; 05/30/07                                                   275,000                289,732
  5.35%; 03/01/07                                                    50,000                 52,876
                                                                                           699,696
MORTGAGE BACKED SECURITIES (7.60%)

 Banc of America Commercial Mortgage
  3.88%; 09/11/36                                                    97,171                 95,180
  4.77%; 07/11/43                                                   150,000                152,378

 Bear Stearns Commercial Mortgage Securities
  0.72%; 05/11/39 /1/ /2/                                         3,400,000                100,977
  3.97%; 11/11/35                                                   144,330                143,573
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.13%; 08/15/31                                                   184,960                200,061

 Commercial Mortgage Acceptance
  6.79%; 06/15/31                                                   102,216                109,977

 Commercial Mortgage Pass-Through Certificate /1/
  3.25%; 06/10/38                                                   144,177                137,260

 CS First Boston Mortgage Securities
  6.38%; 12/16/35                                                   150,000                163,488

 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                                   132,895                140,378
  7.84%; 05/17/32                                                   135,000                156,936
 First Union-Lehman Brothers-Bank of America
  Commercial Mortgage Trust
  6.56%; 11/18/35                                                   100,000                109,460

 GE Capital Commercial Mortgage
  4.97%; 08/11/36                                                   150,000                153,042

 GMAC Commercial Mortgage Securities
  4.32%; 10/15/38                                                    87,008                 89,265
  6.95%; 09/15/33                                                   100,000                111,333

 IMPAC Commercial Mortgage Trust
  4.34%; 07/25/33                                                    82,054                 81,795

 JP Morgan Chase Commercial Mortgage Securities
  4.37%; 10/12/37                                                    94,392                 95,001
  4.55%; 05/12/34                                                   100,356                103,239
  6.04%; 11/15/35                                                   135,000                145,077

 LB-UBS Commercial Mortgage Trust
  1.23%; 03/15/36 /1/ /2/                                         1,860,780                105,443
  4.90%; 06/15/26                                                   250,000                259,406
  6.06%; 06/15/20                                                   271,072                289,684
  6.41%; 12/15/19                                                   110,839                119,027
  7.95%; 01/15/10                                                   130,000                151,816

 Merrill Lynch Mortgage Investors
  7.37%; 11/15/31                                                   173,950                183,492
  7.42%; 04/25/28                                                   250,000                267,302
  7.84%; 12/26/25                                                   200,000                212,748

 Morgan Stanley Capital I
  4.57%; 12/18/32                                                    68,192                 70,028
  5.33%; 12/18/32                                                   500,000                524,975
  6.21%; 11/15/31                                                    45,000                 48,786
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)

 Morgan Stanley Capital I (continued)
                                                                  $                    $
  6.40%; 02/15/31                                                   184,001                198,164
  7.11%; 04/15/33                                                   200,000                224,414
  7.15%; 09/03/15                                                   164,018                180,047

 NationsLink Funding
  7.03%; 06/20/31                                                   190,684                204,500
  7.18%; 06/20/31                                                   200,000                214,782

 PNC Mortgage Acceptance
  7.11%; 12/10/32                                                   251,599                272,100

 Prudential Securities Secured Financing
  6.48%; 11/01/31                                                   200,000                218,900
                                                                                         6,034,034
MULTI-LINE INSURANCE (0.42%)

 American International Group
  2.88%; 05/15/08                                                   150,000                144,804

 Hartford Financial Services Group
  2.38%; 06/01/06                                                   110,000                108,704
  4.75%; 03/01/14                                                    70,000                 67,042

 Safeco
  4.88%; 02/01/10                                                    15,000                 15,356
                                                                                           335,906
MULTIMEDIA (1.02%)

 AOL Time Warner
  6.13%; 04/15/06                                                   375,000                397,697

 Gannett
  5.50%; 04/01/07                                                    90,000                 95,871

 News America
  4.75%; 03/15/10                                                   100,000                 99,991

 Viacom
  6.40%; 01/30/06                                                   200,000                213,100
                                                                                           806,659
OIL & GAS DRILLING (0.19%)

 Nabors Holdings
  4.88%; 08/15/09                                                    50,000                 51,064

 Transocean
  6.75%; 04/15/05                                                   100,000                103,869
                                                                                           154,933
OIL COMPANY-EXPLORATION & PRODUCTION (0.71%)

 Anadarko Petroleum
  3.25%; 05/01/08                                                   100,000                 97,577
  5.38%; 03/01/07                                                   100,000                105,616

 BP Canada Energy
  6.75%; 02/15/05                                                   100,000                103,935

 Kerr-McGee
  5.38%; 04/15/05                                                    50,000                 51,335

 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                                    50,000                 52,000

 Petroleos Mexicanos
  6.50%; 02/01/05                                                   150,000                153,750
                                                                                           564,213
OIL COMPANY-INTEGRATED (1.29%)

 BP Canada Finance
  3.63%; 01/15/09                                                   100,000                 98,557

 ChevronTexaco Capital
  3.38%; 02/15/08                                                   100,000                 99,607
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)

 ChevronTexaco Capital (continued)
                                                                  $                    $
  3.50%; 09/17/07                                                   300,000                302,666

 Conoco Funding
  5.45%; 10/15/06                                                   100,000                106,365

 Marathon Oil
  5.38%; 06/01/07                                                    50,000                 52,720

 Occidental Petroleum
  4.00%; 11/30/07                                                   100,000                100,796

 Phillips Petroleum
  8.50%; 05/25/05                                                   250,000                266,878
                                                                                         1,027,589
OIL REFINING & MARKETING (0.10%)

 Valero Energy
  7.38%; 03/15/06                                                    70,000                 75,767
PAPER & RELATED PRODUCTS (1.02%)

 International Paper
  3.80%; 04/01/08                                                   100,000                 98,955

 Union Camp
  7.00%; 08/15/06                                                   250,000                271,042

 Weyerhaeuser
  5.50%; 03/15/05                                                   300,000                309,136
  6.13%; 03/15/07                                                   125,000                133,795
                                                                                           812,928
PIPELINES (0.40%)

 Duke Energy Field Services
  7.50%; 08/16/05                                                   200,000                212,711

 Kinder Morgan
  6.65%; 03/01/05                                                   100,000                103,826
                                                                                           316,537
PROPERTY & CASUALTY INSURANCE (1.16%)

 ACE
  6.00%; 04/01/07                                                   350,000                373,875

 ACE INA Holdings
  8.20%; 08/15/04                                                   150,000                152,768

 St. Paul
  5.75%; 03/15/07                                                   175,000                186,106
  7.88%; 04/15/05                                                   150,000                157,787

 Travelers Property Casualty
  3.75%; 03/15/08                                                    50,000                 49,894
                                                                                           920,430
PUBLISHING-BOOKS (0.27%)

 Reed Elsevier Capital
  6.13%; 08/01/06                                                   200,000                215,394
PUBLISHING-NEWSPAPERS (0.03%)

 Thomson
  5.75%; 02/01/08                                                    25,000                 26,643
REGIONAL AUTHORITY (1.23%)

 Province of British Columbia
  5.38%; 10/29/08                                                   100,000                106,461

 Province of Manitoba
  2.75%; 01/17/06                                                   350,000                352,768

 Province of Ontario
  2.35%; 06/30/06                                                   100,000                 99,374
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL AUTHORITY (CONTINUED)

 Province of Ontario (continued)
                                                                  $                    $
  2.63%; 12/15/05                                                    50,000                 50,173

 Province of Quebec
  5.00%; 07/17/09                                                   100,000                103,914
  5.50%; 04/11/06                                                   250,000                264,308
                                                                                           976,998
REGIONAL BANKS (2.94%)

 Bank One
  6.00%; 02/17/09                                                    50,000                 54,006
  7.63%; 08/01/05                                                   350,000                373,435

 Fifth Third Bancorp
  3.38%; 08/15/08                                                   100,000                 98,092

 FleetBoston Financial
  7.25%; 09/15/05                                                   100,000                106,776
  8.13%; 07/01/04                                                   100,000                101,049

 KeyCorp
  4.63%; 05/16/05                                                    50,000                 51,249
  8.00%; 07/01/04                                                   100,000                101,015

 Korea Development Bank
  3.88%; 03/02/09                                                   150,000                145,885
  7.25%; 05/15/06                                                   125,000                135,329

 PNC Funding
  5.75%; 08/01/06                                                   400,000                424,544

 SunTrust Banks
  2.50%; 11/01/06                                                   100,000                 99,731
  5.05%; 07/01/07                                                    75,000                 78,600

 U.S. Bancorp
  3.13%; 03/15/08                                                    50,000                 49,032
  5.10%; 07/15/07                                                   100,000                105,123

 Wachovia
  5.63%; 12/15/08                                                   100,000                105,906

 Wells Fargo
  3.13%; 04/01/09                                                   100,000                 95,535
  3.50%; 04/04/08                                                   100,000                 99,233
  5.90%; 05/21/06                                                   100,000                106,238
                                                                                         2,330,778
RENTAL-AUTO & EQUIPMENT (0.08%)

 Hertz
  4.70%; 10/02/06                                                    60,000                 60,758
RETAIL-DISCOUNT (1.19%)

 Costco Wholesale
  5.50%; 03/15/07                                                   375,000                399,009

 Target
  5.38%; 06/15/09                                                   100,000                105,390
  5.40%; 10/01/08                                                   100,000                105,937

 Wal-Mart Stores
  4.38%; 07/12/07                                                   225,000                232,300
  6.55%; 08/10/04                                                   100,000                101,421
                                                                                           944,057
RETAIL-DRUG STORE (0.13%)

 CVS
  3.88%; 11/01/07                                                   100,000                100,843
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-RESTAURANTS (0.27%)

 McDonald's
                                                                  $                    $
  5.38%; 04/30/07                                                   200,000                211,248
SAVINGS & LOANS-THRIFTS (0.49%)

 Golden West Financial
  4.13%; 08/15/07                                                   125,000                129,103

 U.S. Central Credit Union
  2.75%; 05/30/08                                                   100,000                 95,749

 Washington Mutual
  4.00%; 01/15/09                                                    50,000                 49,279
  6.88%; 06/15/11                                                   100,000                111,838
                                                                                           385,969
SOVEREIGN (0.79%)

 Finland Government
  4.75%; 03/06/07                                                   100,000                104,562

 Italy Government
  3.63%; 09/14/07                                                   100,000                100,918
  4.38%; 10/25/06                                                   200,000                206,808

 Mexico Government
  8.38%; 01/14/11                                                    90,000                103,500
  8.50%; 02/01/06                                                   100,000                109,500
                                                                                           625,288
SUPRANATIONAL BANK (0.72%)

 Asian Development Bank
  2.38%; 03/15/06                                                   100,000                100,316

 Corp Andina de Fomento
  6.75%; 03/15/05                                                   200,000                207,543
  8.88%; 06/01/05                                                   150,000                160,038

 European Investment Bank
  4.63%; 03/01/07                                                   100,000                104,842
                                                                                           572,739
TELEPHONE-INTEGRATED (3.18%)

 ALLTEL
  7.00%; 07/01/12                                                   150,000                168,479

 BellSouth
  5.00%; 10/15/06                                                   225,000                235,559

 British Telecommunications
  7.88%; 12/15/05                                                   350,000                378,815

 CenturyTel
  6.30%; 01/15/08                                                   100,000                106,357

 Citizens Communications
  7.60%; 06/01/06                                                   100,000                105,948
  8.50%; 05/15/06                                                   100,000                107,754

 Deutsche Telekom International Finance
  3.88%; 07/22/08                                                    75,000                 74,596
  8.25%; 06/15/05 /2/                                               100,000                106,446
  8.50%; 06/15/10 /2/                                                50,000                 59,079

 France Telecom /2/
  8.20%; 03/01/06                                                   400,000                435,058
  8.75%; 03/01/11                                                    50,000                 59,110

 SBC Communications
  5.75%; 05/02/06                                                   250,000                264,538

 Sprint Capital
  5.88%; 05/01/04                                                   100,000                100,000
  6.00%; 01/15/07                                                   100,000                106,297
                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)

 Sprint Capital (continued)
                                                                  $                    $
  7.13%; 01/30/06                                                   200,000                214,547
                                                                                         2,522,583
TOOLS-HAND HELD (0.13%)

 Stanley Works
  3.50%; 11/01/07                                                   100,000                100,504
TRANSPORT-RAIL (0.68%)

 Burlington Northern Santa Fe
  6.38%; 12/15/05                                                   100,000                106,081

 CSX
  4.88%; 11/01/09                                                   150,000                152,370
  6.25%; 10/15/08                                                   100,000                107,852

 Union Pacific
  3.88%; 02/15/09                                                   100,000                 98,278
  7.60%; 05/01/05                                                    75,000                 79,038
                                                                                           543,619
                                                               TOTAL BONDS              60,610,297

                                                       Principal

      Type           Rate            Maturity          Amount                             Value

----------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (6.81%)
                                                                  $                    $
FHLMC              4.00%      04/01/10 - 09/01/10                   500,068                497,718
FHLMC /3/ /4/      4.50%      11/01/09 - 07/01/18                 4,106,658              4,134,426
FHLMC              5.00%      04/01/18                              158,997                160,254
FHLMC              5.50%      03/01/09 - 11/01/17                   182,023                186,684
FHLMC              6.00%      06/01/09 - 10/01/17                   219,620                228,268
FHLMC              6.50%      06/01/16 - 07/01/31                   140,287                148,138
FHLMC              7.00%      07/01/15 - 07/01/31                    46,661                 49,539
                                                  TOTAL FHLMC CERTIFICATES               5,405,027

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (6.45%)
FNMA               4.00%      05/01/10 - 03/01/11                 1,320,651              1,313,287
FNMA               4.50%      08/01/09 - 10/01/18                 1,413,269              1,416,285
FNMA /3/ /4/       5.00%      03/01/10 - 06/01/18                 1,342,828              1,365,319
FNMA               5.50%      02/01/09 - 09/01/18                   844,762                867,033
FNMA               6.50%      08/01/17                              148,225                157,035
                                                   TOTAL FNMA CERTIFICATES               5,118,959

                                                       Principal

                                                       Amount                             Value

----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (14.09%)
COMMERCIAL BANKS (0.31%)

 Nordea North America
                                                                  $                    $
  1.07%; 07/16/04                                                   250,000                249,435
FINANCE-AUTO LOANS (0.31%)

 Ford Motor Credit
  1.32%; 06/28/04                                                   250,000                249,469
FINANCE-INVESTMENT BANKER & BROKER (0.31%)

 Citigroup Global Markets Holdings
  1.04%; 06/14/04                                                   250,000                249,685
FINANCE-MORTGAGE LOAN/BANKER (11.90%)
 Investment in Joint Trading Account; Federal Home
  Loan Bank
  0.90%; 05/03/04                                                 9,443,950              9,443,478
MONEY CENTER BANKS (0.94%)

 HBOS Treasury Services
  1.03%; 06/09/04                                                   250,000                249,720
  1.05%; 05/10/04                                                   250,000                249,934
  1.05%; 07/08/04                                                   250,000                249,495
                                                                                           749,149
TRANSPORT-RAIL (0.32%)

 Burlington Northern Santa Fe
  1.08%; 05/13/04                                                   250,000                249,910
                                                    TOTAL COMMERCIAL PAPER              11,191,126
                                                                                       -----------

                                     TOTAL PORTFOLIO INVESTMENTS (103.70%)              82,325,409
LIABILITIES, NET OF CASH, RECEIVABLES AND WRAPPER AGREEMENTS (-3.70%)                   (2,938,385)
                                                TOTAL NET ASSETS (100.00%)             $79,387,024
                                                                                       --------------


/1 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $443,334 or 0.56% of net assets.
/2 /Variable rate.
/3 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/4 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           GOVERNMENT SECURITIES FUND

                           APRIL 30, 2004 (UNAUDITED)


                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
BONDS (11.73%)
FEDERAL & FEDERALLY SPONSORED CREDIT (0.91%)

 Federal Farm Credit Bank
                                                             $                     $
  3.00%; 12/15/06                                             1,000,000               1,001,271
FINANCE-MORTGAGE LOAN/BANKER (9.93%)

 Federal Home Loan Bank
  1.88%; 06/15/06                                             3,000,000               2,958,060

 Federal Home Loan Mortgage
  1.88%; 02/15/06                                             2,000,000               1,984,554

 Federal National Mortgage Association
  3.00%; 12/15/06                                             4,000,000               3,969,120
  3.07%; 02/17/09 /1/                                         2,000,000               1,980,520
                                                                                     10,892,254
FINANCE-OTHER SERVICES (0.89%)

 Private Export Funding
  3.38%; 02/15/09                                             1,000,000                 975,698
                                                           TOTAL BONDS               12,869,223

                                                  Principal

    Type         Rate            Maturity         Amount                              Value

------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (41.21%)
                                                             $                     $
FHLMC          3.50%      09/15/07                            8,000,000               8,048,992
FHLMC          4.00%      07/01/10                            1,863,028               1,854,272
FHLMC          4.50%      11/01/09 - 06/01/18                 7,193,088               7,153,222
FHLMC /1/      4.61%      10/01/33                            1,464,308               1,476,680
FHLMC /2/      5.00%      05/01/18 - 05/01/34                13,138,125              12,994,728
FHLMC          5.50%      03/01/09 - 10/01/33                 2,701,155               2,754,919
FHLMC          6.00%      12/01/08 - 02/01/33                 5,510,819               5,649,035
FHLMC          6.50%      06/01/17 - 08/01/32                 3,934,862               4,113,499
FHLMC          7.00%      06/01/20 - 06/01/31                   403,986                 426,662
FHLMC          7.50%      12/01/30 - 04/01/32                   640,117                 687,620
FHLMC          8.00%      08/01/30 - 11/01/30                    51,436                  55,575
                                              TOTAL FHLMC CERTIFICATES               45,215,204

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (32.04%)
FNMA           4.00%      09/01/18                            1,905,288               1,835,133
FNMA           4.50%      08/01/09 - 07/01/33                 1,348,672               1,343,390
FNMA /1/       4.58%      02/01/33                            6,969,686               7,114,872
FNMA /1/       4.75%      12/01/33                              980,705                 983,495
FNMA /1/       5.00%      10/01/33                              958,192                 965,795
FNMA           5.00%      01/01/18                            1,281,556               1,291,245
FNMA /1/       5.23%      12/01/33                            1,850,988               1,857,185
FNMA           5.50%      09/01/17 - 09/01/33                12,819,451              13,027,735
FNMA           6.00%      04/01/09 - 02/01/33                 3,236,800               3,335,479
FNMA           6.50%      04/01/10 - 06/01/32                 1,355,152               1,414,482
FNMA           7.00%      05/01/22 - 04/01/32                 1,133,626               1,199,146
FNMA           7.50%      01/01/31 - 08/01/32                   729,919                 780,794
                                               TOTAL FNMA CERTIFICATES               35,148,751
                                                  Principal

    Type         Rate            Maturity         Amount                              Value

------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (5.29%)
                                                             $                     $
GNMA I         5.50%      04/15/33 - 06/15/33                 3,218,924               3,221,906
GNMA I         6.00%      02/15/33                              479,236                 491,619
GNMA I         6.50%      06/15/31 - 07/15/32                 1,016,160               1,061,728
GNMA I         7.00%      05/15/31 - 02/15/32                   362,559                 385,593
GNMA I         7.50%      11/15/30 - 01/15/31                   120,205                 129,123
GNMA I         8.00%      12/15/30                              140,948                 153,827
GNMA II        6.00%      10/20/28                              176,382                 180,977
GNMA II        6.50%      10/20/28                              166,289                 173,473
                                               TOTAL GNMA CERTIFICATES                5,798,246

                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (9.33%)
FINANCE-MORTGAGE LOAN/BANKER (9.33%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                             $                     $
  0.90%; 05/03/04                                            10,240,795              10,240,283
                                                TOTAL COMMERCIAL PAPER               10,240,283
                                                                                   ------------

                                  TOTAL PORTFOLIO INVESTMENTS (99.60%)              109,271,707
CASH AND RECEIVABLES, NET OF LIABILITIES (0.40%)                                        442,140
                                            TOTAL NET ASSETS (100.00%)             $109,713,847
                                                                                   --------------



/1 /Variable rate.
/2 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (54.41%)
AEROSPACE & DEFENSE (0.43%)

 Raytheon
                                                                    $                    $
  1.58%; 06/10/05 /1/                                                 175,000                175,049
  4.85%; 01/15/11                                                     110,000                109,517
                                                                                             284,566
AGRICULTURAL OPERATIONS (0.56%)

 Bunge Limited Finance
  4.38%; 12/15/08 /2/                                                 265,000                264,082
  5.35%; 04/15/14 /2/                                                  85,000                 82,772
  5.88%; 05/15/13                                                      20,000                 20,355
                                                                                             367,209
ASSET BACKED SECURITIES (1.87%)

 Bear Stearns Asset Backed Securities /1/
  1.70%; 03/25/34                                                     155,000                155,000
  1.75%; 02/25/34                                                     250,000                251,602

 Chase Funding Mortgage Loan
  3.07%; 08/25/17                                                      17,490                 17,475
  5.04%; 12/25/23                                                       6,524                  6,550
 Chase Funding Mortgage Loan Asset Backed Certificates
  /1/
  1.39%; 09/25/33                                                     125,000                125,000
  1.60%; 09/25/33                                                     120,000                120,000

 Countrywide Asset Backed Certificates
  2.17%; 01/25/34 /1/                                                 325,000                325,647
  3.61%; 04/25/30                                                      60,000                 60,292

 Master Adjustable Rate Mortgages Trust /1/
  2.20%; 03/25/34                                                     170,000                171,269
                                                                                           1,232,835
AUTO-CARS & LIGHT TRUCKS (0.65%)

 DaimlerChrysler Holding
  2.13%; 08/08/06 /1/                                                 200,000                202,211
  4.05%; 06/04/08                                                     150,000                147,340
  7.25%; 01/18/06                                                      25,000                 26,787

 Ford Motor
  7.45%; 07/16/31                                                      10,000                  9,748

 General Motors
  8.25%; 07/15/23                                                      40,000                 42,807
                                                                                             428,893
AUTOMOBILE SEQUENTIAL (0.29%)

 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                                      95,340                 97,158
  6.85%; 11/06/05                                                      42,821                 43,191

 Ford Credit Auto Owner Trust
  4.14%; 12/15/05                                                      48,856                 49,326
                                                                                             189,675
BEVERAGES-WINE & SPIRITS (0.42%)

 Diageo Capital /1/
  1.24%; 04/20/07                                                     275,000                274,768
BREWERY (0.72%)

 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                                    135,000                154,575

 Coors Brewing
  6.38%; 05/15/12                                                     140,000                151,158

 Miller Brewing /2/
  5.50%; 08/15/13                                                     150,000                151,834
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BREWERY (CONTINUED)

 SABMiller /2/
                                                                    $                    $
  6.63%; 08/15/33                                                      15,000                 15,625
                                                                                             473,192
BROADCASTING SERVICES & PROGRAMMING (0.48%)

 Clear Channel Communications
  5.75%; 01/15/13                                                     135,000                138,035

 Grupo Televisa
  8.50%; 03/11/32                                                      15,000                 15,825

 Liberty Media
  3.50%; 09/25/06                                                      45,000                 45,087
  5.70%; 05/15/13                                                     115,000                114,989
                                                                                             313,936
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.75%)

 CRH America
  5.30%; 10/15/13                                                     100,000                 99,264
  6.40%; 10/15/33                                                      15,000                 14,980
  6.95%; 03/15/12                                                      75,000                 83,498

 Masco
  1.37%; 03/09/07 /1/ /2/                                             200,000                199,918
  5.88%; 07/15/12                                                      90,000                 94,238
                                                                                             491,898
BUILDING PRODUCTS-WOOD (0.01%)

 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                      10,000                  9,490
CABLE TV (1.17%)

 Comcast
  5.30%; 01/15/14                                                     175,000                170,830
  5.50%; 03/15/11                                                     130,000                133,189
  5.85%; 01/15/10                                                      50,000                 52,503
  7.05%; 03/15/33                                                      40,000                 42,080

 Cox Communications
  4.63%; 06/01/13                                                      10,000                  9,307
  5.50%; 10/01/15                                                      50,000                 48,677
  6.75%; 03/15/11                                                     200,000                218,518
  6.88%; 06/15/05                                                      50,000                 52,486
  7.50%; 08/15/04                                                      40,000                 40,642
                                                                                             768,232
CASINO SERVICES (0.04%)

 International Game Technology
  8.38%; 05/15/09                                                      25,000                 29,274
CELLULAR TELECOMMUNICATIONS (0.84%)

 AT&T Wireless Services
  7.88%; 03/01/11                                                      45,000                 51,832
  8.13%; 05/01/12                                                      25,000                 29,159
  8.75%; 03/01/31                                                      75,000                 91,495

 Telus
  7.50%; 06/01/07                                                     175,000                193,382

 U.S. Cellular
  6.70%; 12/15/33                                                      10,000                  9,770

 Verizon Wireless Capital
  5.38%; 12/15/06                                                     165,000                174,111
                                                                                             549,749
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.55%)

 Chevron Phillips Chemical
                                                                    $                    $
  5.38%; 06/15/07                                                     225,000                236,786
  7.00%; 03/15/11                                                      25,000                 27,581

 ICI Wilmington I
  5.63%; 12/01/13                                                      95,000                 94,821
                                                                                             359,188
COATINGS & PAINT (0.24%)

 Valspar
  6.00%; 05/01/07                                                     150,000                160,289
COMMERCIAL BANKS (0.47%)

 Marshall & Ilsley Bank
  4.13%; 09/04/07                                                      10,000                 10,309

 Union Planters Bank
  5.13%; 06/15/07                                                     225,000                239,554

 Wachovia Bank
  7.80%; 08/18/10                                                      50,000                 59,140
                                                                                             309,003
COMPUTER SERVICES (0.07%)

 Sungard Data Systems /2/
  4.88%; 01/15/14                                                      50,000                 48,035
COPPER ORES (0.08%)

 Codelco
  6.38%; 11/30/12                                                      50,000                 53,413
CREDIT CARD ASSET BACKED SECURITIES (1.67%)

 American Express Credit Account Master Trust /1/
  1.35%; 09/15/11                                                      70,000                 70,162

 American Express Master Trust
  7.85%; 08/15/05                                                     100,000                102,446

 Capital One Multi-Asset Execution Trust /1/
  1.32%; 12/15/09                                                     170,000                170,142

 Chase Credit Card Master Trust /1/
  1.30%; 05/15/09                                                     225,000                225,000

 Citibank Credit Card Issuance Trust
  6.90%; 10/15/07                                                     200,000                213,316

 Discover Card Master Trust I
  6.85%; 07/17/07                                                     100,000                103,649

 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                     200,000                212,278
                                                                                           1,096,993
DATA PROCESSING & MANAGEMENT (0.02%)

 Certegy
  4.75%; 09/15/08                                                      15,000                 15,266
DIVERSIFIED FINANCIAL SERVICES (1.79%)

 Citigroup
  5.13%; 05/05/14                                                      45,000                 44,597
  5.88%; 02/22/33                                                      10,000                  9,526
  6.63%; 06/15/32                                                      60,000                 62,957
  6.75%; 12/01/05                                                     290,000                310,042

 General Electric Capital
  0.70%; 03/10/40 /1/                                               1,858,133                 62,547
  1.28%; 02/02/09 /1/                                                 250,000                250,427
  4.25%; 12/01/10                                                     275,000                269,027
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)

 General Electric Capital (continued)
                                                                    $                    $
  6.00%; 06/15/12                                                      65,000                 69,308

 John Deere Capital
  3.13%; 12/15/05                                                      70,000                 70,947
  3.90%; 01/15/08                                                      10,000                 10,046

 NiSource Finance
  3.20%; 11/01/06                                                      15,000                 15,002
                                                                                           1,174,426
DIVERSIFIED MANUFACTURING OPERATIONS (0.15%)

 General Electric
  5.00%; 02/01/13                                                     100,000                 99,426
DIVERSIFIED MINERALS (0.02%)

 Corp. Nacional del Cobre de Chile /2/
  5.50%; 10/15/13                                                      15,000                 14,923
DIVERSIFIED OPERATIONS (0.15%)

 Hutchison Whampoa International /2/
  6.50%; 02/13/13                                                     100,000                100,731
ELECTRIC-GENERATION (0.11%)

 Korea East-West Power /2/
  4.88%; 04/21/11                                                      25,000                 24,479

 Tenaska Virginia Partners /2/
  6.12%; 03/30/24                                                      50,000                 50,000
                                                                                              74,479
ELECTRIC-INTEGRATED (4.10%)

 Appalachian Power
  5.95%; 05/15/33                                                      70,000                 65,588

 Arizona Public Service
  6.50%; 03/01/12                                                      15,000                 16,138

 Carolina Power & Light
  6.50%; 07/15/12                                                      35,000                 38,194
  7.50%; 04/01/05                                                     150,000                157,317

 Centerior Energy
  7.67%; 07/01/04                                                      40,000                 40,368

 CenterPoint Energy Houston Electric
  5.70%; 03/15/13                                                      90,000                 92,635

 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                      20,000                 17,534

 Commonwealth Edison
  6.40%; 10/15/05                                                     150,000                158,127

 Consolidated Edison
  3.63%; 08/01/08                                                      25,000                 24,719

 Consumers Energy
  4.25%; 04/15/08                                                      10,000                  9,995

 Dayton Power & Light /2/
  5.13%; 10/01/13                                                      25,000                 24,120

 Dominion Resources
  1.39%; 05/15/06 /1/                                                 175,000                175,260
  7.82%; 09/15/04                                                     100,000                102,243

 DTE Energy
  6.00%; 06/01/04                                                      40,000                 40,126

 Duke Energy /1/
  1.49%; 01/15/05                                                     235,000                235,203

 Entergy Gulf States
  3.60%; 06/01/08                                                      20,000                 19,363
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)

 Florida Power
                                                                    $                    $
  4.80%; 03/01/13                                                       5,000                  4,894

 FPL Group Capital
  3.25%; 04/11/06                                                      20,000                 20,217
  6.88%; 06/01/04                                                      25,000                 25,099

 Georgia Power /1/
  1.30%; 02/17/09                                                     275,000                274,714

 Jersey Central Power & Light /2/
  5.63%; 05/01/16                                                      40,000                 39,601

 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                      35,000                 37,615

 Niagara Mohawk Power
  7.75%; 05/15/06                                                      55,000                 60,200

 Northeast Utilities
  3.30%; 06/01/08                                                      15,000                 14,410

 Oncor Electric Delivery
  7.00%; 05/01/32                                                      70,000                 75,803

 Pacific Gas & Electric
  3.60%; 03/01/09                                                      45,000                 43,651
  6.05%; 03/01/34                                                     155,000                146,584

 Pepco Holdings
  3.75%; 02/15/06                                                      70,000                 71,021
  4.00%; 05/15/10                                                      10,000                  9,524

 Power Contract Financing /2/
  5.20%; 02/01/06                                                      21,826                 22,154

 Progress Energy
  6.75%; 03/01/06                                                     175,000                186,962

 PSI Energy
  5.00%; 09/15/13                                                      85,000                 82,942

 Puget Energy
  3.36%; 06/01/08                                                      25,000                 23,939

 SCANA /1/
  1.57%; 11/15/06                                                     200,000                200,097

 Southern California Edison
  5.00%; 01/15/14                                                      25,000                 24,526

 Southern Company Capital Funding
  5.30%; 02/01/07                                                      15,000                 15,989

 TXU Energy
  6.13%; 03/15/08                                                      15,000                 16,000

 Virginia Electric & Power
  4.50%; 12/15/10                                                      85,000                 83,793
                                                                                           2,696,665
FEDERAL & FEDERALLY SPONSORED CREDIT (0.03%)

 Housing Urban Development
  2.99%; 08/01/05                                                      20,000                 20,276
FIDUCIARY BANKS (0.38%)

 State Street Capital Trust II /1/
  1.62%; 02/15/08                                                     250,000                251,728
FINANCE-AUTO LOANS (2.06%)

 American Honda Finance /1/ /2/
  1.25%; 02/20/07                                                     265,000                264,887

 Ford Motor Credit
  5.80%; 01/12/09                                                     100,000                101,851
  6.13%; 01/09/06                                                      30,000                 31,270
  6.50%; 01/25/07                                                      35,000                 37,116
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)

 Ford Motor Credit (continued)
                                                                    $                    $
  7.38%; 02/01/11                                                      50,000                 53,466
  7.88%; 06/15/10                                                     335,000                368,037

 General Motors Acceptance
  2.40%; 10/20/05 /1/                                                 175,000                176,192
  6.13%; 08/28/07                                                      30,000                 31,701
  6.75%; 01/15/06                                                      75,000                 79,418
  6.88%; 09/15/11                                                      55,000                 57,729
  6.88%; 08/28/12                                                      35,000                 36,493
  8.00%; 11/01/31                                                      90,000                 94,988

 Toyota Motor Credit
  2.80%; 01/18/06                                                      20,000                 20,276
                                                                                           1,353,424
FINANCE-COMMERCIAL (0.22%)

 CIT Group
  1.32%; 02/15/07 /1/                                                 125,000                125,102
  4.75%; 12/15/10                                                      20,000                 19,824
                                                                                             144,926
FINANCE-CONSUMER LOANS (1.93%)

 Household Finance
  1.28%; 02/09/07 /1/                                                 250,000                250,457
  3.38%; 02/21/06                                                     180,000                182,517
  4.13%; 12/15/08                                                      20,000                 19,991
  5.75%; 01/30/07                                                     145,000                154,422
  6.50%; 01/24/06                                                      90,000                 96,053
  7.00%; 05/15/12                                                     180,000                201,669

 SLM
  1.29%; 01/25/07 /1/                                                 250,000                249,970
  5.38%; 05/15/14                                                     115,000                114,763
                                                                                           1,269,842
FINANCE-CREDIT CARD (0.20%)

 Capital One Bank
  6.88%; 02/01/06                                                     125,000                133,266
FINANCE-INVESTMENT BANKER & BROKER (3.09%)

 Bear Stearns
  1.47%; 01/30/09 /1/                                                 175,000                175,319
  1.67%; 06/25/34 /1/ /3/                                             160,000                160,000
  3.00%; 03/30/06                                                     100,000                100,603
  4.00%; 01/31/08                                                      20,000                 20,167

 Credit Suisse First Boston
  3.88%; 01/15/09                                                      15,000                 14,804

 Goldman Sachs Group
  3.88%; 01/15/09                                                      60,000                 59,072
  5.15%; 01/15/14                                                     135,000                131,380
  5.25%; 04/01/13                                                      50,000                 49,517
  6.60%; 01/15/12                                                     105,000                114,976
  7.63%; 08/17/05                                                     100,000                106,635

 Lehman Brothers Holdings
  1.27%; 04/20/07 /1/                                                 175,000                174,849
  4.80%; 03/13/14                                                      95,000                 90,705

 Merrill Lynch
  1.38%; 02/06/09 /1/                                                 250,000                250,078
  4.50%; 11/04/10                                                     110,000                109,173

 Morgan Stanley
  1.25%; 02/15/07 /1/                                                 150,000                150,036
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)

 Morgan Stanley (continued)
                                                                    $                    $
  4.25%; 05/15/10                                                     145,000                142,809
  4.75%; 04/01/14                                                      85,000                 79,415
  5.30%; 03/01/13                                                      20,000                 19,989
  7.75%; 06/15/05                                                      75,000                 79,715
                                                                                           2,029,242
FINANCE-LEASING COMPANY (0.40%)

 Boeing Capital
  5.65%; 05/15/06                                                      50,000                 52,753
  7.10%; 09/27/05                                                     200,000                212,973
                                                                                             265,726
FINANCE-MORTGAGE LOAN/BANKER (3.87%)

 Countrywide Home Loan
  1.27%; 02/17/06 /1/                                                  40,000                 39,996
  1.60%; 06/02/06 /1/                                                 235,000                236,623
  4.00%; 03/22/11                                                     150,000                141,573
  4.25%; 12/19/07                                                     100,000                101,642
  4.64%; 12/19/33 /1/                                                  50,000                 48,597
  6.85%; 06/15/04                                                     100,000                100,615

 Federal Home Loan Mortgage
  2.65%; 05/30/08                                                     250,000                240,775
  3.25%; 02/25/08                                                     200,000                196,709
  4.75%; 10/11/12                                                      50,000                 48,798
  4.75%; 05/06/13                                                      75,000                 72,716
  5.00%; 05/15/04                                                     200,000                200,260
  6.25%; 07/15/32                                                     375,000                398,253
  6.88%; 01/15/05                                                     125,000                129,762

 Federal National Mortgage Association
  2.30%; 03/28/06                                                     150,000                149,518
  2.88%; 05/19/08                                                      50,000                 48,272
  3.70%; 11/01/07                                                      45,000                 45,196
  4.75%; 02/21/13                                                      95,000                 92,292
  7.13%; 02/15/05                                                      50,000                 52,189
  7.13%; 01/15/30                                                     170,000                200,136
                                                                                           2,543,922
FINANCE-OTHER SERVICES (0.02%)

 Newcourt Credit Group
  6.88%; 02/16/05                                                      10,000                 10,400
FOOD-MISCELLANEOUS/DIVERSIFIED (0.65%)

 Cadbury Schweppes US Finance /2/
  3.88%; 10/01/08                                                      30,000                 29,682

 ConAgra Foods
  7.40%; 09/15/04                                                      30,000                 30,583

 General Mills
  6.00%; 02/15/12                                                     130,000                137,836

 Kellogg
  6.00%; 04/01/06                                                      50,000                 53,078

 Kraft Foods
  4.63%; 11/01/06                                                      45,000                 46,542
  5.63%; 11/01/11                                                     125,000                129,145
                                                                                             426,866
FOOD-RETAIL (0.68%)

 Kroger
  6.20%; 06/15/12                                                      25,000                 26,551
  6.75%; 04/15/12                                                     100,000                109,826
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (CONTINUED)

 Safeway
                                                                    $                    $
  2.50%; 11/01/05                                                     185,000                184,989
  5.80%; 08/15/12                                                     120,000                123,272
                                                                                             444,638
GOLD MINING (0.01%)

 Placer Dome
  6.38%; 03/01/33                                                       4,000                  3,996
HOME EQUITY-OTHER (2.67%)

 Argent Securities /1/
  1.32%; 02/25/34                                                     125,000                124,969

 Asset Backed Funding Certificates /1/ /3/
  1.29%; 12/25/33                                                      85,000                 85,000

 CDC Mortgage Capital Trust /1/
  1.67%; 06/25/34                                                     175,000                174,825

 Long Beach Mortgage Loan Trust /1/ /3/
  1.63%; 06/25/34                                                      40,000                 40,000
  2.18%; 06/25/34                                                      50,000                 50,000

 Master Asset Backed Securities Trust /1/
  2.75%; 08/25/33                                                     300,000                303,386

 New Century Home Equity Loan Trust /1/
  1.82%; 01/25/34                                                     200,000                200,902

 Option One Mortgage Loan Trust /1/ /3/
  1.63%; 05/25/34                                                     125,000                125,000
  2.15%; 05/25/34                                                     125,000                125,000

 Saxon Asset Securities Trust /1/
  2.23%; 03/25/35                                                     225,000                224,566

 Specialty Underwriting & Residential Finance /1/
  1.61%; 02/25/35                                                     125,000                125,000

 Wells Fargo Home Equity Trust /1/
  1.60%; 04/25/34                                                     175,000                175,003
                                                                                           1,753,651
HOME EQUITY-SEQUENTIAL (0.22%)

 Ameriquest Mortgage Securities /1/
  1.29%; 04/25/34                                                     140,000                140,000

 Residential Asset Securities
  4.99%; 02/25/27                                                       3,827                  3,840
                                                                                             143,840
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.02%)

 AMVESCAP
  5.90%; 01/15/07                                                      15,000                 16,004
LIFE & HEALTH INSURANCE (0.49%)

 John Hancock Global Funding II /1/ /2/
  1.28%; 04/03/09                                                     300,000                299,572

 Lincoln National
  5.25%; 06/15/07                                                      15,000                 15,979

 Nationwide Financial Services
  5.63%; 02/13/15                                                       5,000                  5,100
                                                                                             320,651
LINEN SUPPLY & RELATED ITEMS (0.02%)

 Cintas
  5.13%; 06/01/07                                                      10,000                 10,592
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-DRUGS (0.33%)

 Schering-Plough
                                                                    $                    $
  5.30%; 12/01/13                                                      70,000                 69,888

 Wyeth
  6.45%; 02/01/24                                                     145,000                144,803
                                                                                             214,691
MEDICAL-HMO (0.07%)

 Anthem
  6.80%; 08/01/12                                                      40,000                 44,537
METAL-ALUMINUM (0.14%)

 Alcan
  6.45%; 03/15/11                                                      85,000                 92,280
METAL-DIVERSIFIED (0.60%)

 Falconbridge
  5.38%; 06/01/15                                                      15,000                 14,542
  7.35%; 06/05/12                                                      10,000                 11,248
  7.38%; 09/01/05                                                     145,000                153,885

 Noranda
  7.25%; 07/15/12                                                     145,000                161,634

 Rio Tinto Finance
  5.75%; 07/03/06                                                      50,000                 52,998
                                                                                             394,307
MISCELLANEOUS INVESTING (0.17%)

 CenterPoint Properties Trust
  4.75%; 08/01/10                                                      25,000                 24,810

 Simon Property Group
  5.38%; 08/28/08                                                      10,000                 10,455

 Spieker Properties
  6.80%; 05/01/04                                                      50,000                 50,000

 United Dominion Realty Trust
  6.50%; 06/15/09                                                      25,000                 27,143
                                                                                             112,408
MONEY CENTER BANKS (1.08%)

 Bank of America
  3.88%; 01/15/08                                                       5,000                  5,039
  4.75%; 10/15/06                                                     365,000                380,494
  7.40%; 01/15/11                                                     245,000                281,724

 JP Morgan Chase
  4.50%; 11/15/10                                                      25,000                 24,661

 United Overseas Bank /2/
  4.50%; 07/02/13                                                      20,000                 18,616
                                                                                             710,534
MORTGAGE BACKED SECURITIES (1.43%)

 Bear Stearns Commercial Mortgage Securities /1/ /2/
  0.72%; 05/11/39                                                     800,000                 23,759

 Credit Suisse First Boston Mortgage Securities /1/ /3/
  1.70%; 05/25/34                                                      95,000                 95,000

 GMAC Commercial Mortgage Securities /1/
  0.97%; 03/10/38                                                   1,361,199                 62,509

 Greenwich Capital Commercial Funding /1/
  0.55%; 05/10/11                                                   2,571,000                 51,806
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)

 JP Morgan Chase Commercial Mortgage Securities
                                                                    $                    $
  1.22%; 01/12/39 /1/ /2/                                           1,200,000                 68,592
  4.55%; 05/12/34                                                     133,808                137,652

 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                                      13,563                 13,980

 LB-UBS Commercial Mortgage Trust
  0.15%; 03/01/36 /1/ /2/                                             717,159                 19,135
  1.41%; 03/15/36 /1/ /2/                                             676,647                 38,343
  4.90%; 06/15/26                                                     125,000                129,703

 Merrill Lynch Mortgage Trust /1/
  0.76%; 02/12/42                                                   2,758,154                 74,771

 Morgan Stanley Capital I
  1.12%; 01/13/41 /1/ /2/                                             850,000                 48,158
  7.11%; 04/15/33                                                      95,000                106,597

 PNC Mortgage Acceptance
  7.11%; 12/10/32                                                      62,900                 68,025
                                                                                             938,030
MULTI-LINE INSURANCE (0.46%)

 MetLife
  5.25%; 12/01/06                                                      25,000                 26,219

 Metropolitan Life Global Funding I /1/ /2/
  1.26%; 03/17/09                                                     250,000                249,891

 Safeco
  4.88%; 02/01/10                                                      23,000                 23,546
                                                                                             299,656
MULTIMEDIA (1.83%)

 AOL Time Warner
  5.63%; 05/01/05                                                     540,000                559,596
  6.13%; 04/15/06                                                     155,000                164,382
  7.63%; 04/15/31                                                     180,000                196,989

 News America
  4.75%; 03/15/10                                                      10,000                  9,999
  6.55%; 03/15/33                                                      55,000                 55,855
  6.63%; 01/09/08                                                     150,000                163,698

 Viacom
  6.63%; 05/15/11                                                      35,000                 38,779

 Walt Disney
  6.38%; 03/01/12                                                      15,000                 16,242
                                                                                           1,205,540
MUTUAL INSURANCE (0.15%)

 Liberty Mutual Group /2/
  5.75%; 03/15/14                                                      60,000                 58,697
  7.00%; 03/15/34                                                      40,000                 39,231
                                                                                              97,928
NON-HAZARDOUS WASTE DISPOSAL (0.06%)

 Waste Management
  5.00%; 03/15/14                                                      40,000                 38,460
OIL & GAS DRILLING (0.23%)

 Consolidated Natural Gas
  5.00%; 03/01/14                                                      15,000                 14,545

 Nabors Holdings
  4.88%; 08/15/09                                                      10,000                 10,213

 Nabors Industries
  5.38%; 08/15/12                                                      10,000                 10,196
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL & GAS DRILLING (CONTINUED)

 Transocean
                                                                    $                    $
  7.38%; 04/15/18                                                     100,000                114,933
                                                                                             149,887
OIL COMPANY-EXPLORATION & PRODUCTION (1.58%)

 Anadarko Petroleum
  5.38%; 03/01/07                                                     320,000                337,973

 Canadian Natural Resources
  6.45%; 06/30/33                                                      15,000                 15,333
  7.20%; 01/15/32                                                       5,000                  5,598

 Devon Energy
  7.95%; 04/15/32                                                      30,000                 34,878

 Husky Energy
  6.25%; 06/15/12                                                      25,000                 26,394

 Kerr-McGee
  5.38%; 04/15/05                                                      50,000                 51,335

 Nexen
  5.05%; 11/20/13                                                     110,000                106,749
  7.88%; 03/15/32                                                      15,000                 17,568

 Noble Energy
  5.25%; 04/15/14 /2/                                                  65,000                 64,256
  8.00%; 04/01/27                                                      10,000                 11,667

 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                                     255,000                265,200
  7.88%; 02/01/09                                                      50,000                 55,125
  8.00%; 11/15/11                                                      45,000                 49,545
                                                                                           1,041,621
OIL COMPANY-INTEGRATED (0.29%)

 Petro-Canada
  5.35%; 07/15/33                                                      20,000                 17,281

 Petrobras International Finance
  9.75%; 07/06/11                                                     150,000                165,000

 Petronas Capital /2/
  7.88%; 05/22/22                                                      10,000                 11,337
                                                                                             193,618
OIL FIELD MACHINERY & EQUIPMENT (0.13%)

 Cooper Cameron
  2.65%; 04/15/07                                                      90,000                 87,922
OIL REFINING & MARKETING (0.46%)

 Enterprise Products Partners
  6.38%; 02/01/13                                                      30,000                 31,062

 Valero Energy
  6.13%; 04/15/07                                                     225,000                241,759
  6.88%; 04/15/12                                                      25,000                 27,645
                                                                                             300,466
OIL-FIELD SERVICES (0.38%)

 Halliburton /1/ /2/
  1.92%; 01/26/07                                                     250,000                249,672
PAPER & RELATED PRODUCTS (0.57%)

 Domtar
  5.38%; 12/01/13                                                      10,000                  9,704

 International Paper
  3.80%; 04/01/08                                                      40,000                 39,582
  5.85%; 10/30/12                                                      25,000                 25,809
  6.75%; 09/01/11                                                      75,000                 82,403
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)

 Nexfor
                                                                    $                    $
  7.25%; 07/01/12                                                      20,000                 21,928

 Norske Skog /2/
  7.13%; 10/15/33                                                      15,000                 15,266

 Sappi Papier Holding /2/
  6.75%; 06/15/12                                                      15,000                 16,211

 Weyerhaeuser
  6.13%; 03/15/07                                                      15,000                 16,055
  6.75%; 03/15/12                                                     135,000                147,995
                                                                                             374,953
PIPELINES (0.94%)

 Buckeye Partners
  4.63%; 07/15/13                                                      35,000                 33,222

 Duke Capital
  4.37%; 03/01/09                                                      45,000                 44,116

 Duke Energy Field Services
  7.50%; 08/16/05                                                     175,000                186,122
  7.88%; 08/16/10                                                     120,000                138,722

 Enbridge Energy Partners
  4.00%; 01/15/09                                                      35,000                 34,718

 Equitable Resources
  5.15%; 11/15/12                                                      15,000                 15,279

 Kinder Morgan
  6.80%; 03/01/08                                                      10,000                 10,971

 National Fuel Gas
  5.25%; 03/01/13                                                      20,000                 20,143

 TEPPCO Partners
  6.13%; 02/01/13                                                       5,000                  5,214
  7.63%; 02/15/12                                                     115,000                131,914
                                                                                             620,421
POULTRY (0.07%)

 Tyson Foods
  6.63%; 10/01/04                                                      45,000                 45,713
PRINTING-COMMERCIAL (0.09%)

 R.R. Donnelley & Sons /2/
  4.95%; 04/01/14                                                      60,000                 57,943
PROPERTY & CASUALTY INSURANCE (1.64%)

 ACE
  6.00%; 04/01/07                                                     125,000                133,527

 ACE INA Holdings
  8.20%; 08/15/04                                                      25,000                 25,461

 Arch Capital Group
  7.35%; 05/01/34                                                     110,000                111,742

 Infinity Property & Casualty /2/
  5.50%; 02/18/14                                                     100,000                 96,665

 Markel
  6.80%; 02/15/13                                                     100,000                104,684

 St. Paul
  5.75%; 03/15/07                                                     145,000                154,202
  7.88%; 04/15/05                                                     185,000                194,605

 W.R. Berkley
  5.13%; 09/30/10                                                     100,000                100,785
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)

 XL Capital
                                                                    $                    $
  6.50%; 01/15/12                                                     145,000                158,784
                                                                                           1,080,455
REGIONAL BANKS (0.90%)

 Bank One
  7.63%; 08/01/05                                                      50,000                 53,348

 FleetBoston Financial
  8.13%; 07/01/04                                                      40,000                 40,420

 KeyCorp
  4.63%; 05/16/05                                                      25,000                 25,624
  8.00%; 07/01/04                                                      25,000                 25,254

 Korea Development Bank
  4.25%; 11/13/07                                                      10,000                 10,102

 PNC Funding
  5.75%; 08/01/06                                                      75,000                 79,602

 Wachovia
  6.38%; 02/01/09                                                     180,000                196,408

 Wells Fargo
  3.12%; 08/15/08                                                      30,000                 29,099
  5.90%; 05/21/06                                                     125,000                132,798
                                                                                             592,655
RESEARCH & DEVELOPMENT (0.12%)

 Science Applications International
  5.50%; 07/01/33                                                      90,000                 80,327
RETAIL-RESTAURANTS (0.26%)

 Yum! Brands
  7.70%; 07/01/12                                                     150,000                173,465
SAVINGS & LOANS-THRIFTS (0.19%)

 Golden West Financial
  4.13%; 08/15/07                                                      15,000                 15,492

 Washington Mutual
  3.97%; 03/25/33                                                      52,800                 51,976
  5.50%; 01/15/13                                                       5,000                  5,083
  6.88%; 06/15/11                                                      50,000                 55,919
                                                                                             128,470
SOVEREIGN (0.86%)

 Chile Government /1/
  1.57%; 01/28/08                                                     175,000                175,350

 Mexico Government
  7.50%; 01/14/12                                                      25,000                 27,250
  8.00%; 09/24/22                                                     230,000                242,650
  8.30%; 08/15/31                                                      45,000                 48,285
  8.38%; 01/14/11                                                      60,000                 69,000
                                                                                             562,535
SPECIAL PURPOSE ENTITY (0.56%)

 Fondo Latinoamericano de Reservas /2/
  3.00%; 08/01/06                                                     365,000                365,327
SUPRANATIONAL BANK (0.44%)

 Corp Andina de Fomento
  1.52%; 01/26/07 /1/                                                 250,000                250,000
  6.88%; 03/15/12                                                      35,000                 38,456
                                                                                             288,456
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (3.14%)

 AT&T
                                                                    $                    $
  6.00%; 03/15/09                                                      10,000                 10,014

 BellSouth
  5.00%; 10/15/06                                                      50,000                 52,346

 British Telecommunications
  7.88%; 12/15/05                                                     410,000                443,755

 Citizens Communications
  7.63%; 08/15/08                                                     135,000                140,502

 Deutsche Telekom International Finance
  5.25%; 07/22/13                                                     235,000                233,271
  8.50%; 06/15/10 /1/                                                  50,000                 59,079

 France Telecom /1/
  8.75%; 03/01/11                                                     210,000                248,262

 Sprint Capital
  6.13%; 11/15/08                                                      30,000                 32,123
  6.88%; 11/15/28                                                     275,000                269,979
  6.90%; 05/01/19                                                      20,000                 20,697
  7.13%; 01/30/06                                                      50,000                 53,637

 Telecom Italia Capital /2/
  4.00%; 11/15/08                                                      25,000                 24,781
  5.25%; 11/15/13                                                     120,000                118,311
  6.38%; 11/15/33                                                      65,000                 63,753

 Telefonica Europe
  7.75%; 09/15/10                                                      50,000                 57,993

 Telefonos de Mexico
  4.50%; 11/19/08 /2/                                                 100,000                 98,827
  8.25%; 01/26/06                                                     125,000                135,283
                                                                                           2,062,613
TEXTILE-HOME FURNISHINGS (0.04%)

 Mohawk Industries
  6.50%; 04/15/07                                                      25,000                 27,000
TRANSPORT-RAIL (0.44%)

 Union Pacific
  4.70%; 01/02/24                                                      10,000                  9,659
  5.75%; 10/15/07                                                     175,000                186,804
  5.84%; 05/25/04                                                      40,000                 40,092
  6.63%; 02/01/29                                                      25,000                 26,082
  7.60%; 05/01/05                                                      25,000                 26,346
                                                                                             288,983
TRANSPORT-SERVICES (0.15%)

 FedEx
  1.39%; 04/01/05 /1/ /2/                                              60,000                 59,990
  3.50%; 04/01/09 /2/                                                  40,000                 38,682
                                                                                              98,672
                                                                 TOTAL BONDS              35,779,089




                                                         Principal

       Type            Rate            Maturity          Amount                             Value

------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (13.77%)
                                                                    $                    $
FHLMC                4.50%      05/01/11 - 11/01/18                 1,136,281              1,137,169
FHLMC /4/            5.00%      12/01/17 - 05/01/34                 2,706,364              2,708,625
FHLMC                5.50%      03/01/09 - 01/01/34                 3,966,366              3,964,231
FHLMC                6.00%      09/01/16 - 06/01/28                   369,254                383,138
FHLMC                6.50%      12/01/15 - 09/01/32                   561,920                588,012
FHLMC                7.00%      11/01/30 - 01/01/32                   125,412                132,439
FHLMC                7.50%      12/01/15 - 04/01/32                   121,417                130,166
FHLMC                8.00%      11/01/30                               10,969                 11,852
                                                    TOTAL FHLMC CERTIFICATES               9,055,632

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (15.77%)
FNMA                 4.50%      07/01/33                              394,033                370,235
FNMA /4/             5.00%      09/01/17 - 06/01/19                 3,448,333              3,463,905
FNMA /4/             5.50%      06/01/09 - 05/01/34                 2,837,920              2,855,344
FNMA /4/             6.00%      10/01/16 - 05/01/34                 3,433,717              3,513,673
FNMA                 6.50%      12/01/31                              102,861                107,071
FNMA                 7.00%      09/01/31                               55,080                 58,226
                                                     TOTAL FNMA CERTIFICATES              10,368,454

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (6.05%)
GNMA I               6.00%      12/15/32 - 12/15/33                 1,561,057              1,601,407
GNMA I               6.50%      11/15/32 - 09/15/33                 1,109,340              1,159,076
GNMA I               7.00%      07/15/31 - 02/15/32                    72,021                 76,574
GNMA I               7.50%      12/15/30 - 04/15/31                    57,858                 62,148
GNMA I               8.00%      02/15/32                               10,763                 11,746
GNMA II /3/ /4/      6.00%      05/01/34                              900,000                922,099
GNMA II              6.50%      10/20/28 - 05/20/32                   124,582                129,917
GNMA II              8.00%      08/20/29                               13,502                 14,677
                                                     TOTAL GNMA CERTIFICATES               3,977,644

                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
TREASURY BONDS (11.96%)

 U.S. Treasury
                                                                    $                    $
  1.88%; 12/31/05                                                   1,000,000                995,977
  4.00%; 02/15/14 /6/                                                 350,000                336,219
  5.38%; 02/15/31                                                     975,000                987,797
  6.25%; 08/15/23                                                     875,000                972,275
  7.25%; 05/15/16                                                     500,000                609,141

 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                                     655,018                650,361
  3.38%; 01/15/07                                                     117,524                126,724
  3.50%; 01/15/11                                                     738,190                822,303
  3.63%; 01/15/08                                                     795,260                875,003
  3.88%; 01/15/09                                                     766,375                859,447
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)

 U.S. Treasury Strip /5/
                                                                    $                    $
  0.00%; 11/15/15                                                     385,000                215,868
  0.00%; 11/15/18                                                     225,000                103,136
  0.00%; 05/15/20                                                     265,000                109,482
  0.00%; 08/15/25                                                     670,000                201,735
                                                        TOTAL TREASURY BONDS               7,865,468

                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (8.35%)
FINANCE-MORTGAGE LOAN/BANKER (8.35%)
 Investment in Joint Trading Account; Federal Home Loan
  Bank
  0.90%; 05/03/04                                                   5,495,580              5,495,305
                                                      TOTAL COMMERCIAL PAPER               5,495,305
                                                                                         -----------

                                       TOTAL PORTFOLIO INVESTMENTS (110.31%)              72,541,592
LIABILITIES, NET OF CASH AND RECEIVABLES (-10.31%)                                        (6,782,080)
                                                  TOTAL NET ASSETS (100.00%)             $65,759,512
                                                                                         --------------

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2004 (UNAUDITED)


                                                Notional    Unrealized
                 Description                     Amount     Gain (Loss)
------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman   $2,750,000    $(91,004)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 45
basis points with Morgan Stanley.


/1 /Variable rate.
/2 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $3,477,859 or 5.29% of net assets.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/4 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/5 /Non-income producing security.
/6 /Security or a portion of the security was pledged as collateral for reverse repurchase agreements.

                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (84.94%)
AEROSPACE & DEFENSE (0.10%)

 Raytheon /1/
                                                                    $                    $
  1.58%; 06/10/05                                                      15,000                 15,004
AEROSPACE & DEFENSE EQUIPMENT (0.20%)

 General Dynamics
  3.00%; 05/15/08                                                      15,000                 14,517

 United Technologies
  6.10%; 05/15/12                                                      15,000                 16,173
                                                                                              30,690
ASSET BACKED SECURITIES (0.32%)

 Bear Stearns Asset Backed Securities /1/
  1.70%; 03/25/34                                                      50,000                 50,000
AUTO-CARS & LIGHT TRUCKS (0.49%)

 DaimlerChrysler Holding
  6.90%; 09/01/04                                                      75,000                 76,164
AUTOMOBILE SEQUENTIAL (1.53%)

 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                                      50,000                 48,786

 DaimlerChrysler Auto Trust
  6.85%; 11/06/05                                                      44,962                 45,350

 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                                     141,205                142,801
                                                                                             236,937
BEVERAGES-NON-ALCOHOLIC (0.30%)

 Bottling Group
  4.63%; 11/15/12                                                      15,000                 14,735

 Coca-Cola Enterprises
  5.25%; 05/15/07                                                      30,000                 31,816
                                                                                              46,551
BEVERAGES-WINE & SPIRITS (0.19%)

 Diageo Capital
  3.38%; 03/20/08                                                      15,000                 14,792
  3.50%; 11/19/07                                                      15,000                 15,009
                                                                                              29,801
BREWERY (0.29%)

 Anheuser-Busch
  4.38%; 01/15/13                                                      30,000                 28,853

 Coors Brewing
  6.38%; 05/15/12                                                      15,000                 16,195
                                                                                              45,048
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.20%)

 CRH America
  6.95%; 03/15/12                                                      14,000                 15,586

 Masco
  5.88%; 07/15/12                                                      15,000                 15,707
                                                                                              31,293
BUILDING-RESIDENTIAL & COMMERCIAL (0.10%)

 Centex
  5.80%; 09/15/09                                                      15,000                 15,689
CABLE & OTHER PAY TV SERVICES (0.52%)

 AT&T Broadband
  8.38%; 03/15/13                                                      67,000                 79,940
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (0.20%)

 Comcast
                                                                    $                    $
  5.50%; 03/15/11                                                       5,000                  5,123

 Cox Communications
  6.88%; 06/15/05                                                      25,000                 26,243
                                                                                              31,366
CELLULAR TELECOMMUNICATIONS (0.95%)

 AT&T Wireless Services
  7.35%; 03/01/06                                                      40,000                 43,283

 Cingular Wireless
  7.13%; 12/15/31                                                      15,000                 15,835

 Telus
  7.50%; 06/01/07                                                      15,000                 16,576

 Verizon Wireless Capital
  5.38%; 12/15/06                                                      35,000                 36,932

 Vodafone Group
  7.75%; 02/15/10                                                      30,000                 34,740
                                                                                             147,366
CHEMICALS-DIVERSIFIED (0.23%)

 Chevron Phillips Chemical
  5.38%; 06/15/07                                                      20,000                 21,047

 E. I. Du Pont de Nemours
  4.75%; 11/15/12                                                      15,000                 14,948
                                                                                              35,995
COATINGS & PAINT (0.10%)

 Valspar
  6.00%; 05/01/07                                                      15,000                 16,029
COMMERCIAL BANKS (0.49%)

 Marshall & Ilsley Bank
  4.13%; 09/04/07                                                      15,000                 15,463

 U.S. Bank
  6.38%; 08/01/11                                                      40,000                 43,955

 Union Planters Bank
  5.13%; 06/15/07                                                      15,000                 15,970
                                                                                              75,388
COMMERCIAL SERVICE-FINANCE (0.07%)

 Equifax
  4.95%; 11/01/07                                                      10,000                 10,450
COMPUTER SERVICES (0.10%)

 Electronic Data Systems
  7.13%; 10/15/09                                                      15,000                 15,414
COMPUTERS (0.27%)

 Hewlett-Packard
  6.50%; 07/01/12                                                      15,000                 16,564

 International Business Machines
  4.25%; 09/15/09                                                      25,000                 25,218
                                                                                              41,782
COMPUTERS-INTEGRATED SYSTEMS (0.04%)

 NCR
  7.13%; 06/15/09                                                       5,000                  5,524
COSMETICS & TOILETRIES (0.10%)

 Procter & Gamble
  4.75%; 06/15/07                                                      15,000                 15,676
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (7.80%)

 Bank One Issuance Trust
                                                                    $                    $
  2.94%; 06/16/08                                                     100,000                101,028
  3.59%; 05/17/10                                                     100,000                100,491

 Capital One Master Trust
  5.30%; 06/15/09                                                     150,000                158,037

 Chase Credit Card Master Trust /1/
  1.30%; 05/15/09                                                      50,000                 50,000

 Citibank Credit Card Issuance Trust
  6.90%; 10/15/07                                                     150,000                159,987

 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                                     150,000                161,968

 Discover Card Master Trust I
  6.05%; 08/18/08                                                     150,000                159,275
  6.85%; 07/17/07                                                     150,000                155,474

 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                     150,000                159,209
                                                                                           1,205,469
DATA PROCESSING & MANAGEMENT (0.10%)

 First Data
  3.38%; 08/01/08                                                      15,000                 14,740
DIVERSIFIED FINANCIAL SERVICES (2.34%)

 Citigroup
  6.63%; 06/15/32                                                      10,000                 10,493
  6.75%; 12/01/05                                                     145,000                155,021

 General Electric Capital
  1.28%; 02/02/09 /1/                                                  15,000                 15,025
  6.00%; 06/15/12                                                      20,000                 21,326
  7.38%; 01/19/10                                                     105,000                120,839

 John Deere Capital
  7.00%; 03/15/12                                                      20,000                 22,640

 Textron Financial
  5.88%; 06/01/07                                                      15,000                 16,173
                                                                                             361,517
DIVERSIFIED MANUFACTURING OPERATIONS (0.20%)

 Cooper Industries
  5.25%; 07/01/07                                                      15,000                 15,809

 General Electric
  5.00%; 02/01/13                                                      15,000                 14,914
                                                                                              30,723
DIVERSIFIED MINERALS (0.10%)

 BHP Billiton Finance
  4.80%; 04/15/13                                                      15,000                 14,799
ELECTRIC PRODUCTS-MISCELLANEOUS (0.03%)

 Emerson Electric
  6.00%; 08/15/32                                                       5,000                  4,986
ELECTRIC-GENERATION (0.03%)

 Korea East-West Power /2/
  4.88%; 04/21/11                                                       5,000                  4,896
ELECTRIC-INTEGRATED (3.75%)

 AmerenEnergy Generating
  7.95%; 06/01/32                                                      10,000                 11,740

 Appalachian Power
  4.80%; 06/15/05                                                      20,000                 20,537
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)

 Arizona Public Service
                                                                    $                    $
  6.50%; 03/01/12                                                      10,000                 10,759

 Carolina Power & Light
  8.63%; 09/15/21                                                      75,000                 94,330

 Commonwealth Edison
  6.40%; 10/15/05                                                      30,000                 31,626

 Conectiv
  5.30%; 06/01/05                                                      10,000                 10,300

 Consolidated Edison
  3.63%; 08/01/08                                                      15,000                 14,832
  4.88%; 02/01/13                                                      15,000                 14,866

 Dominion Resources /1/
  1.39%; 05/15/06                                                      30,000                 30,045

 DTE Energy
  7.05%; 06/01/11                                                      30,000                 33,060

 Duke Energy
  3.75%; 03/05/08                                                      30,000                 29,846

 FPL Group Capital
  3.25%; 04/11/06                                                      20,000                 20,217

 Georgia Power /1/
  1.30%; 02/17/09                                                      20,000                 19,979

 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                      35,000                 37,615

 Niagara Mohawk Power
  7.75%; 05/15/06                                                      30,000                 32,836

 Oncor Electric Delivery
  7.00%; 05/01/32                                                      15,000                 16,243

 Pacific Gas & Electric
  3.60%; 03/01/09                                                       5,000                  4,850

 Pepco Holdings
  5.50%; 08/15/07                                                      15,000                 15,757

 PPL Electric Utilities
  4.30%; 06/01/13                                                      15,000                 13,929

 PSEG Power
  6.95%; 06/01/12                                                      10,000                 11,050

 SCANA /1/
  1.57%; 11/15/06                                                      15,000                 15,007

 Tennessee Valley Authority
  6.00%; 03/15/13                                                      65,000                 70,518

 Wisconsin Electric Power
  4.50%; 05/15/13                                                      20,000                 19,209
                                                                                             579,151
FEDERAL & FEDERALLY SPONSORED CREDIT (0.95%)

 Federal Farm Credit Bank
  3.00%; 04/15/08                                                     150,000                146,747
FIDUCIARY BANKS (0.20%)

 Bank of New York
  4.14%; 08/02/07                                                      15,000                 15,284
  5.20%; 07/01/07                                                      15,000                 15,928
                                                                                              31,212
FINANCE-AUTO LOANS (2.77%)

 American Honda Finance /1/ /2/
  1.25%; 02/20/07                                                      15,000                 14,993

 Ford Motor Credit
  7.38%; 02/01/11                                                     205,000                219,212
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)

 General Motors Acceptance
                                                                    $                    $
  2.40%; 10/20/05 /1/                                                  15,000                 15,102
  5.13%; 05/09/08                                                      15,000                 15,247
  6.75%; 01/15/06                                                      90,000                 95,301
  6.88%; 08/28/12                                                      15,000                 15,640
  8.00%; 11/01/31                                                      35,000                 36,940

 Toyota Motor Credit
  2.80%; 01/18/06                                                      15,000                 15,207
                                                                                             427,642
FINANCE-COMMERCIAL (0.33%)

 CIT Group
  1.32%; 02/15/07 /1/                                                  20,000                 20,016
  5.00%; 02/13/14                                                      15,000                 14,328
  7.38%; 04/02/07                                                      15,000                 16,646
                                                                                              50,990
FINANCE-CONSUMER LOANS (1.54%)

 American General Finance
  5.75%; 03/15/07                                                      40,000                 42,731

 Household Finance
  1.28%; 02/09/07 /1/                                                  15,000                 15,027
  3.38%; 02/21/06                                                      25,000                 25,350
  4.75%; 07/15/13                                                      15,000                 14,333
  6.50%; 01/24/06                                                      85,000                 90,716

 SLM /1/
  3.13%; 03/02/09                                                      50,000                 49,180
                                                                                             237,337
FINANCE-CREDIT CARD (0.13%)

 American Express
  3.75%; 11/20/07                                                       5,000                  5,074
  4.88%; 07/15/13                                                      15,000                 14,775
                                                                                              19,849
FINANCE-INVESTMENT BANKER & BROKER (2.59%)

 Banque Paribas
  6.88%; 03/01/09                                                      25,000                 27,828

 Bear Stearns
  6.50%; 05/01/06                                                      25,000                 26,802

 Credit Suisse First Boston
  6.50%; 01/15/12                                                      50,000                 54,613

 Goldman Sachs Group
  6.60%; 01/15/12                                                      15,000                 16,425
  7.63%; 08/17/05                                                      45,000                 47,986

 Lehman Brothers Holdings
  6.25%; 05/15/06                                                      50,000                 53,450

 Merrill Lynch
  1.38%; 02/06/09 /1/                                                  15,000                 15,005
  3.09%; 03/02/09 /1/                                                  20,000                 19,715
  7.00%; 01/15/07                                                      45,000                 49,005

 Morgan Stanley
  1.25%; 02/15/07 /1/                                                  20,000                 20,005
  7.75%; 06/15/05                                                      65,000                 69,086
                                                                                             399,920
FINANCE-LEASING COMPANY (0.48%)

 Boeing Capital
  7.10%; 09/27/05                                                      40,000                 42,595
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-LEASING COMPANY (CONTINUED)

 Pitney Bowes Credit
                                                                    $                    $
  5.75%; 08/15/08                                                      30,000                 32,257
                                                                                              74,852
FINANCE-MORTGAGE LOAN/BANKER (18.03%)

 Countrywide Home Loan
  1.27%; 02/17/06 /1/                                                  20,000                 19,998
  6.85%; 06/15/04                                                      40,000                 40,246

 Federal Home Loan Bank
  4.88%; 11/15/06                                                     450,000                472,100

 Federal Home Loan Mortgage
  5.75%; 03/15/09                                                     640,000                689,694
  6.25%; 07/15/32                                                     525,000                557,554

 Federal National Mortgage Association
  6.09%; 09/27/27                                                     150,000                153,923
  6.13%; 03/15/12                                                     675,000                735,064
  7.13%; 04/30/26                                                     100,000                116,486
                                                                                           2,785,065
FINANCE-OTHER SERVICES (0.82%)

 Mellon Funding
  4.88%; 06/15/07                                                      15,000                 15,691

 National Rural Utilities
  5.75%; 08/28/09                                                      30,000                 31,968

 Verizon Global Funding
  6.75%; 12/01/05                                                      10,000                 10,670
  6.88%; 06/15/12                                                      15,000                 16,633
  7.25%; 12/01/10                                                      45,000                 50,873
                                                                                             125,835
FOOD-FLOUR & GRAIN (0.06%)

 Archer Daniels Midland
  5.94%; 10/01/32                                                      10,000                  9,791
FOOD-MISCELLANEOUS/DIVERSIFIED (1.18%)

 Campbell Soup
  5.50%; 03/15/07                                                      30,000                 31,878

 General Mills
  6.00%; 02/15/12                                                      30,000                 31,808

 HJ Heinz Finance
  6.75%; 03/15/32                                                      15,000                 16,340

 Kellogg
  6.60%; 04/01/11                                                      20,000                 22,216

 Kraft Foods
  5.63%; 11/01/11                                                      30,000                 30,995

 Sara Lee
  6.13%; 11/01/32                                                      15,000                 15,081

 Unilever Capital
  7.13%; 11/01/10                                                      30,000                 34,331
                                                                                             182,649
FOOD-RETAIL (0.20%)

 Fred Meyer
  7.38%; 03/01/05                                                      30,000                 31,319
FOOD-WHOLESALE & DISTRIBUTION (0.11%)

 Sysco International
  6.10%; 06/01/12                                                      15,000                 16,312
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
GAS-DISTRIBUTION (0.08%)

 KeySpan
                                                                    $                    $
  7.63%; 11/15/10                                                      10,000                 11,645
HOME DECORATION PRODUCTS (0.12%)

 Newell Rubbermaid
  4.00%; 05/01/10                                                      20,000                 19,075
HOME EQUITY-OTHER (0.29%)

 Argent Securities /1/
  1.32%; 02/25/34                                                      20,000                 19,995

 Specialty Underwriting & Residential Finance /1/
  1.61%; 02/25/35                                                      25,000                 25,000
                                                                                              44,995
HOME EQUITY-SEQUENTIAL (0.70%)

 Ameriquest Mortgage Securities /1/
  1.29%; 04/25/34                                                      50,000                 50,000

 Residential Asset Securities
  4.99%; 02/25/27                                                      57,412                 57,604
                                                                                             107,604
INDUSTRIAL GASES (0.18%)

 Praxair
  6.38%; 04/01/12                                                      25,000                 27,540
INSTRUMENTS-CONTROLS (0.06%)

 Parker Hannifin
  4.88%; 02/15/13                                                      10,000                  9,824
INSURANCE BROKERS (0.06%)

 Marsh & McLennan
  3.63%; 02/15/08                                                      10,000                  9,933
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.10%)

 AMVESCAP
  6.60%; 05/15/05                                                      15,000                 15,609
LIFE & HEALTH INSURANCE (0.38%)

 Lincoln National
  5.25%; 06/15/07                                                      20,000                 21,306

 Torchmark
  6.25%; 12/15/06                                                      35,000                 37,764
                                                                                              59,070
MEDICAL-DRUGS (0.18%)

 Eli Lilly
  6.00%; 03/15/12                                                      25,000                 27,074
MEDICAL-HMO (0.17%)

 Anthem
  6.80%; 08/01/12                                                      15,000                 16,701

 UnitedHealth Group
  4.88%; 04/01/13                                                      10,000                  9,840
                                                                                              26,541
METAL-ALUMINUM (0.43%)

 Alcan
  6.45%; 03/15/11                                                      30,000                 32,570

 Alcoa
  7.38%; 08/01/10                                                      30,000                 34,488
                                                                                              67,058
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL-DIVERSIFIED (0.09%)

 Rio Tinto Finance
                                                                    $                    $
  2.63%; 09/30/08                                                      15,000                 14,213
MISCELLANEOUS INVESTING (0.59%)

 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                                      15,000                 14,394

 Camden Property Trust
  5.88%; 06/01/07                                                      15,000                 15,992

 CenterPoint Properties Trust
  4.75%; 08/01/10                                                      15,000                 14,886

 Duke Realty
  4.63%; 05/15/13                                                      10,000                  9,545

 New Plan Excel Realty Trust
  5.88%; 06/15/07                                                       5,000                  5,423

 Simon Property Group /2/
  3.75%; 01/30/09                                                      15,000                 14,531

 United Dominion Realty Trust
  6.50%; 06/15/09                                                      15,000                 16,286
                                                                                              91,057
MONEY CENTER BANKS (1.11%)

 Bank of America
  4.75%; 10/15/06                                                      85,000                 88,608

 JP Morgan Chase
  5.25%; 05/30/07                                                      15,000                 15,804
  6.75%; 02/01/11                                                      60,000                 67,027
                                                                                             171,439
MORTGAGE BACKED SECURITIES (13.69%)

 Banc of America Commercial Mortgage
  5.12%; 07/11/43                                                     250,000                253,618
  7.33%; 11/15/31                                                     150,000                169,828

 Bear Stearns Commercial Mortgage Securities /1/ /2/
  0.72%; 05/11/39                                                   3,400,000                100,977

 CS First Boston Mortgage Securities
  4.39%; 07/15/06                                                      75,160                 76,537

 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                                      88,597                 93,586
  6.14%; 02/12/34                                                     150,000                161,872
  7.84%; 05/17/32                                                     215,000                249,936

 GE Capital Commercial Mortgage
  4.97%; 08/11/36                                                      75,000                 76,521

 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                                     150,000                168,397

 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                                      45,209                 46,601

 LB Commercial Conduit Mortgage Trust
  7.33%; 10/15/32                                                     150,000                170,012

 LB-UBS Commercial Mortgage Trust
  1.23%; 03/15/36 /1/ /2/                                           1,860,780                105,443
  5.59%; 06/15/31                                                      75,000                 78,197
  6.06%; 06/15/20                                                      67,768                 72,421

 Morgan Stanley Capital I
  6.54%; 02/15/31                                                     150,000                163,884
  7.11%; 04/15/33                                                     100,000                112,207
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Wachovia Bank Commercial                    Mortgage
  Trust /1/ /2/
                                                                    $                    $
  0.33%; 01/15/41                                                   1,006,169                 14,896
                                                                                           2,114,933
MULTI-LINE INSURANCE (0.43%)

 AEGON
  4.75%; 06/01/13                                                      10,000                  9,720

 Allstate
  7.88%; 05/01/05                                                      15,000                 15,859

 American International Group
  4.25%; 05/15/13                                                      15,000                 14,059

 Hartford Financial Services Group
  4.70%; 09/01/07                                                      15,000                 15,525

 MetLife
  6.50%; 12/15/32                                                       5,000                  5,251

 Safeco
  7.25%; 09/01/12                                                       5,000                  5,688
                                                                                              66,102
MULTIMEDIA (1.10%)

 AOL Time Warner
  6.13%; 04/15/06                                                      70,000                 74,237
  7.63%; 04/15/31                                                      15,000                 16,416

 Gannett
  5.50%; 04/01/07                                                      15,000                 15,978

 Viacom
  6.40%; 01/30/06                                                      50,000                 53,275

 Walt Disney
  7.00%; 03/01/32                                                      10,000                 10,638
                                                                                             170,544
OIL & GAS DRILLING (0.21%)

 Nabors Holdings
  4.88%; 08/15/09                                                      15,000                 15,319

 Transocean
  7.38%; 04/15/18                                                      15,000                 17,240
                                                                                              32,559
OIL COMPANY-EXPLORATION & PRODUCTION (0.75%)

 Anadarko Petroleum
  5.38%; 03/01/07                                                      25,000                 26,404

 Devon Energy
  7.95%; 04/15/32                                                      15,000                 17,439

 Husky Energy
  6.25%; 06/15/12                                                      15,000                 15,836

 Nexen
  7.88%; 03/15/32                                                       5,000                  5,856

 Pemex Project Funding Master Trust
  8.00%; 11/15/11                                                      45,000                 49,545
                                                                                             115,080
OIL COMPANY-INTEGRATED (1.00%)

 BP Canada Finance
  3.63%; 01/15/09                                                      15,000                 14,784

 ChevronTexaco Capital
  3.38%; 02/15/08                                                       5,000                  4,980

 Conoco Funding
  6.35%; 10/15/11                                                      40,000                 44,113
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)

 Marathon Oil
                                                                    $                    $
  6.80%; 03/15/32                                                      15,000                 15,814

 Occidental Petroleum
  4.00%; 11/30/07                                                      20,000                 20,159

 Petro-Canada
  4.00%; 07/15/13                                                      15,000                 13,583

 Phillips Petroleum
  8.75%; 05/25/10                                                      25,000                 30,553

 Union Oil Company of California
  5.05%; 10/01/12                                                      10,000                  9,949
                                                                                             153,935
OIL REFINING & MARKETING (0.11%)

 Valero Energy
  6.88%; 04/15/12                                                      15,000                 16,587
OIL-FIELD SERVICES (0.10%)

 Halliburton /1/
  2.65%; 10/17/05                                                      15,000                 15,174
PAPER & RELATED PRODUCTS (0.49%)

 International Paper
  5.85%; 10/30/12                                                      20,000                 20,647

 MeadWestvaco
  6.85%; 04/01/12                                                      10,000                 10,850

 Nexfor
  7.25%; 07/01/12                                                      15,000                 16,446

 Weyerhaeuser
  6.75%; 03/15/12                                                      10,000                 10,963
  7.38%; 03/15/32                                                      15,000                 16,433
                                                                                              75,339
PHOTO EQUIPMENT & SUPPLIES (0.09%)

 Eastman Kodak
  3.63%; 05/15/08                                                      15,000                 14,251
PIPELINES (0.80%)

 Buckeye Partners
  4.63%; 07/15/13                                                      15,000                 14,238

 Equitable Resources
  5.15%; 11/15/12                                                      15,000                 15,279

 Kinder Morgan
  6.65%; 03/01/05                                                      35,000                 36,339

 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                                      30,000                 32,814

 National Fuel Gas
  5.25%; 03/01/13                                                      20,000                 20,143

 TEPPCO Partners
  6.13%; 02/01/13                                                       5,000                  5,214
                                                                                             124,027
PROPERTY & CASUALTY INSURANCE (0.27%)

 ACE
  6.00%; 04/01/07                                                      15,000                 16,023

 Progressive
  6.25%; 12/01/32                                                       5,000                  5,060

 St. Paul
  5.75%; 03/15/07                                                      10,000                 10,634
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)

 Travelers Property Casualty
                                                                    $                    $
  3.75%; 03/15/08                                                      10,000                  9,979
                                                                                              41,696
PUBLISHING-NEWSPAPERS (0.10%)

 Thomson
  5.75%; 02/01/08                                                      15,000                 15,986
REAL ESTATE OPERATOR & DEVELOPER (0.25%)

 EOP Operating
  7.00%; 07/15/11                                                      35,000                 38,843
REGIONAL AUTHORITY (0.97%)

 New Brunswick
  3.50%; 10/23/07                                                      10,000                 10,083

 Province of Nova Scotia
  5.75%; 02/27/12                                                      25,000                 26,696

 Province of Ontario
  5.13%; 07/17/12                                                      25,000                 25,764

 Province of Quebec
  7.13%; 02/09/24                                                      75,000                 87,251
                                                                                             149,794
REGIONAL BANKS (2.21%)

 Bank One
  6.00%; 08/01/08                                                      50,000                 54,069

 Fifth Third Bancorp
  3.38%; 08/15/08                                                      10,000                  9,809

 FleetBoston Financial
  7.25%; 09/15/05                                                      40,000                 42,710

 KeyCorp
  4.63%; 05/16/05                                                      20,000                 20,499

 Korea Development Bank
  3.88%; 03/02/09                                                      15,000                 14,589
  7.25%; 05/15/06                                                      15,000                 16,240

 PNC Funding
  5.75%; 08/01/06                                                      20,000                 21,227

 SunTrust Banks
  5.05%; 07/01/07                                                      15,000                 15,720

 Wachovia
  4.95%; 11/01/06                                                      55,000                 57,563

 Wells Fargo
  3.50%; 04/04/08                                                      10,000                  9,923
  5.90%; 05/21/06                                                      75,000                 79,679
                                                                                             342,028
RESEARCH & DEVELOPMENT (0.14%)

 Science Applications International
  7.13%; 07/01/32                                                      20,000                 22,122
RETAIL-DISCOUNT (0.34%)

 Costco Wholesale
  5.50%; 03/15/07                                                      20,000                 21,281

 Target
  5.40%; 10/01/08                                                      30,000                 31,781
                                                                                              53,062
RETAIL-DRUG STORE (0.10%)

 CVS
  3.88%; 11/01/07                                                      15,000                 15,126
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.06%)

 Kohl's
                                                                    $                    $
  6.00%; 01/15/33                                                      10,000                  9,654
RETAIL-RESTAURANTS (0.21%)

 McDonald's
  5.38%; 04/30/07                                                      15,000                 15,843

 Wendy's International
  6.20%; 06/15/14                                                      15,000                 15,985
                                                                                              31,828
SAVINGS & LOANS-THRIFTS (0.28%)

 Golden West Financial
  4.13%; 08/15/07                                                      15,000                 15,492

 Washington Mutual
  6.88%; 06/15/11                                                      25,000                 27,960
                                                                                              43,452
SOVEREIGN (1.55%)

 Chile Government
  5.50%; 01/15/13                                                       5,000                  5,031

 Italy Government
  5.63%; 06/15/12                                                      90,000                 96,113

 Mexico Government
  7.50%; 01/14/12                                                      85,000                 92,650
  8.38%; 01/14/11                                                      25,000                 28,750

 Poland Government
  6.25%; 07/03/12                                                      15,000                 16,125
                                                                                             238,669
SUPRANATIONAL BANK (1.38%)

 Asian Development Bank
  2.38%; 03/15/06                                                      35,000                 35,111

 Corp Andina de Fomento
  6.88%; 03/15/12                                                      25,000                 27,469

 European Investment Bank
  4.63%; 03/01/07                                                      65,000                 68,147

 Inter-American Development Bank
  6.38%; 10/22/07                                                      75,000                 82,576
                                                                                             213,303
TELEPHONE-INTEGRATED (2.42%)

 ALLTEL
  7.88%; 07/01/32                                                      20,000                 23,582

 AT&T
  6.00%; 03/15/09                                                      32,000                 32,045

 BellSouth
  5.00%; 10/15/06                                                      50,000                 52,346

 British Telecommunications
  7.88%; 12/15/05                                                      50,000                 54,116

 CenturyTel
  6.30%; 01/15/08                                                      15,000                 15,954

 Deutsche Telekom International Finance /1/
  8.25%; 06/15/05                                                      10,000                 10,645
  8.50%; 06/15/10                                                      20,000                 23,632

 France Telecom /1/
  8.75%; 03/01/11                                                      25,000                 29,555

 SBC Communications
  5.75%; 05/02/06                                                      50,000                 52,908

 Sprint Capital
  6.90%; 05/01/19                                                      40,000                 41,393
                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)

 Telecom Italia Capital /2/
                                                                    $                    $
  4.00%; 11/15/08                                                      15,000                 14,869

 Telefonica Europe
  7.75%; 09/15/10                                                      20,000                 23,197
                                                                                             374,242
TEXTILE-HOME FURNISHINGS (0.04%)

 Mohawk Industries
  6.50%; 04/15/07                                                       5,000                  5,400
TOOLS-HAND HELD (0.10%)

 Stanley Works
  4.90%; 11/01/12                                                      15,000                 14,846
TRANSPORT-RAIL (0.68%)

 Burlington Northern Santa Fe
  7.95%; 08/15/30                                                      30,000                 36,313

 Canadian National Railway
  4.40%; 03/15/13                                                      15,000                 14,175

 CSX
  8.63%; 05/15/22                                                      15,000                 18,429

 Union Pacific
  6.63%; 02/01/29                                                      35,000                 36,514
                                                                                             105,431
                                                                 TOTAL BONDS              13,124,598

                                                         Principal

     Type           Rate              Maturity           Amount                             Value

------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.81%)
                                                                    $                    $
FHLMC /3/        5.00%        05/01/34                                375,000                363,516
FHLMC            5.50%        12/01/33                                145,293                145,197
FHLMC            6.50%        05/01/31 - 06/01/32                     175,052                182,306
FHLMC            7.00%        12/01/30                                 49,855                 52,649
                                                    TOTAL FHLMC CERTIFICATES                 743,668

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (0.35%)
FNMA             5.50%        02/01/09                                 52,573                 53,733
                                                     TOTAL FNMA CERTIFICATES                  53,733

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.35%)
GNMA I           6.00%        07/15/32                                 52,802                 54,172
                                                     TOTAL GNMA CERTIFICATES                  54,172

                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
TREASURY BONDS (9.16%)

 U.S. Treasury Strip /4/
                                                                    $                    $
  0.00%; 11/15/15                                                     550,000                308,383
  0.00%; 11/15/18                                                     600,000                275,029
  0.00%; 05/15/20                                                     700,000                289,199
  0.00%; 08/15/25                                                   1,800,000                541,974
                                                        TOTAL TREASURY BONDS               1,414,585

                                                         Principal

                                                         Amount                             Value

------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.92%)
FINANCE-MORTGAGE LOAN/BANKER (1.92%)
 Investment in Joint Trading Account; Federal Home Loan
  Bank
  0.90%; 05/03/04                                                     296,227                296,213
                                                      TOTAL COMMERCIAL PAPER                 296,213
                                                                                         -----------

                                       TOTAL PORTFOLIO INVESTMENTS (101.53%)              15,686,969
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.53%)                                           (236,079)
                                                  TOTAL NET ASSETS (100.00%)             $15,450,890
                                                                                         --------------



                                                    Notional   Unrealized
                   Description                       Amount    Gain (Loss)
---------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Index swap with Morgan Stanley Capital Services.    $650,000    $(21,510)
Pays net of the total return of the S&P 500 Total
Return Index minus the three month LIBOR plus 9
bps.



/1 /Variable rate.
/2 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $270,605 or 1.75% of net assets.
/3 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/4 /Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (89.51%)
AEROSPACE & DEFENSE (0.23%)

 Raytheon
                                                                     $                     $
  6.75%; 08/15/07                                                       100,000                109,586
AEROSPACE & DEFENSE EQUIPMENT (0.23%)

 General Dynamics
  3.00%; 05/15/08                                                        30,000                 29,035

 Lockheed Martin
  7.45%; 06/15/04                                                        40,000                 40,238

 United Technologies
  4.88%; 11/01/06                                                        40,000                 41,893
                                                                                               111,166
AGRICULTURAL OPERATIONS (0.15%)

 Bunge Limited Finance /1/
  4.38%; 12/15/08                                                        70,000                 69,758
AIRLINES (0.22%)

 Southwest Airlines
  5.50%; 11/01/06                                                        50,000                 52,763
  8.00%; 03/01/05                                                        50,000                 52,154
                                                                                               104,917
ASSET BACKED SECURITIES (0.63%)

 Bear Stearns Asset Backed Securities
  1.70%; 03/25/34 /2/                                                   165,000                165,000

 Chase Funding Mortgage Loan
  4.88%; 08/25/28                                                       130,000                133,672
                                                                                               298,672
AUTO-CARS & LIGHT TRUCKS (0.74%)

 DaimlerChrysler Holding
  6.90%; 09/01/04                                                       215,000                218,338
  7.25%; 01/18/06                                                       125,000                133,934
                                                                                               352,272
AUTOMOBILE SEQUENTIAL (11.21%)

 Capital Auto Receivables Asset Trust
  2.64%; 03/17/08                                                       250,000                250,953
  3.05%; 09/15/05                                                       100,000                100,632
  3.58%; 10/16/06                                                       900,000                916,913
  3.82%; 07/15/05                                                        55,296                 55,621
  4.16%; 07/16/07                                                       150,000                152,980

 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                                       700,000                683,001

 DaimlerChrysler Auto Trust
  3.09%; 01/08/08                                                       250,000                252,304
  6.70%; 03/08/06                                                       489,651                496,486

 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                                       375,000                376,719
  4.01%; 03/15/06                                                       230,636                233,241
  4.72%; 12/15/05                                                       565,000                572,567
  5.25%; 09/15/05                                                       490,180                493,850

 Honda Auto Receivables Owner Trust
  4.49%; 09/17/07                                                       100,000                102,800

 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                                       100,000                100,178
  3.33%; 01/15/08                                                       350,000                355,009

 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                                       200,000                202,923
                                                                                             5,346,177
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BEVERAGES-NON-ALCOHOLIC (0.17%)

 Coca-Cola Enterprises
                                                                     $                     $
  5.25%; 05/15/07                                                        75,000                 79,539
BEVERAGES-WINE & SPIRITS (0.38%)

 Diageo
  7.13%; 09/15/04                                                        40,000                 40,830

 Diageo Capital
  3.38%; 03/20/08                                                        25,000                 24,653

 Diageo Finance
  3.00%; 12/15/06                                                       115,000                114,839
                                                                                               180,322
BROADCASTING SERVICES & PROGRAMMING (0.08%)

 Liberty Media
  3.50%; 09/25/06                                                        40,000                 40,077
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.10%)

 Masco
  6.00%; 05/03/04                                                        50,000                 50,000
CABLE TV (0.45%)

 Comcast Cable Communications
  6.38%; 01/30/06                                                       115,000                121,833
  8.13%; 05/01/04                                                        60,000                 60,000

 Cox Communications
  6.88%; 06/15/05                                                        30,000                 31,492
                                                                                               213,325
CELLULAR TELECOMMUNICATIONS (1.25%)

 360 Communications
  7.50%; 03/01/06                                                        90,000                 97,591

 AT&T Wireless Services
  6.88%; 04/18/05                                                        50,000                 52,321
  7.35%; 03/01/06                                                        65,000                 70,334

 Cingular Wireless
  5.63%; 12/15/06                                                        45,000                 47,644

 Telus
  7.50%; 06/01/07                                                        60,000                 66,303

 Verizon Wireless Capital
  5.38%; 12/15/06                                                       180,000                189,939

 Vodafone Group
  7.63%; 02/15/05                                                        70,000                 73,114
                                                                                               597,246
CHEMICALS-DIVERSIFIED (0.23%)

 Chevron Phillips Chemical
  5.38%; 06/15/07                                                        35,000                 36,833

 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                                        75,000                 75,104
                                                                                               111,937
COATINGS & PAINT (0.13%)

 Valspar
  6.00%; 05/01/07                                                        60,000                 64,115
COMMERCIAL BANKS (0.52%)

 AmSouth Bank
  2.82%; 11/03/06                                                        50,000                 49,798

 Crestar Financial
  8.75%; 11/15/04                                                        75,000                 77,870
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)

 Marshall & Ilsley Bank
                                                                     $                     $
  4.13%; 09/04/07                                                        50,000                 51,545

 Union Planters Bank
  5.13%; 06/15/07                                                        65,000                 69,204
                                                                                               248,417
COMMERCIAL SERVICE-FINANCE (0.05%)

 Equifax
  4.95%; 11/01/07                                                        25,000                 26,126
COMPUTER SERVICES (0.25%)

 Electronic Data Systems
  6.85%; 10/15/04                                                        60,000                 61,124

 Sungard Data Systems /1/
  3.75%; 01/15/09                                                        60,000                 58,558
                                                                                               119,682
COMPUTERS (0.34%)

 Hewlett-Packard
  5.50%; 07/01/07                                                       110,000                117,019

 International Business Machines
  4.25%; 09/15/09                                                        45,000                 45,392
                                                                                               162,411
COSMETICS & TOILETRIES (0.15%)

 Gillette
  4.00%; 06/30/05                                                        45,000                 46,009

 Procter & Gamble
  4.75%; 06/15/07                                                        25,000                 26,127
                                                                                                72,136
CREDIT CARD ASSET BACKED SECURITIES (7.78%)

 American Express Master Trust
  7.85%; 08/15/05                                                       210,000                215,136

 Bank One Issuance Trust
  2.94%; 06/16/08                                                       450,000                454,625
  3.35%; 03/15/11                                                       245,000                241,026

 Capital One Master Trust
  5.30%; 06/15/09                                                       220,000                231,788

 Capital One Multi-Asset Execution Trust /2/
  1.32%; 12/15/09                                                       150,000                150,125

 Chase Credit Card Master Trust
  1.30%; 05/15/09 /2/                                                   150,000                150,000
  5.50%; 11/17/08                                                       700,000                742,261

 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                                       675,000                677,897

 Discover Card Master Trust I
  6.05%; 08/18/08                                                       230,000                244,222

 MBNA Master Credit Card Trust
  6.35%; 12/15/06                                                       250,000                252,661
  6.90%; 01/15/08                                                       330,000                350,260
                                                                                             3,710,001
DATA PROCESSING & MANAGEMENT (0.07%)

 First Data
  3.38%; 08/01/08                                                        35,000                 34,392
DIVERSIFIED FINANCIAL SERVICES (3.06%)

 Citigroup
  6.75%; 12/01/05                                                       670,000                716,305
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)

 General Electric Capital
                                                                     $                     $
  1.28%; 02/02/09 /2/                                                    55,000                 55,094
  4.25%; 01/15/08                                                       250,000                255,050
  5.00%; 06/15/07                                                       290,000                304,088

 John Deere Capital
  4.50%; 08/22/07                                                        25,000                 25,799

 NiSource Finance
  3.20%; 11/01/06                                                        20,000                 20,003

 Textron Financial
  5.88%; 06/01/07                                                        75,000                 80,864
                                                                                             1,457,203
DIVERSIFIED MANUFACTURING OPERATIONS (0.13%)

 Cooper Industries
  5.25%; 07/01/07                                                        60,000                 63,236
ELECTRIC-DISTRIBUTION (0.09%)

 Detroit Edison
  5.05%; 10/01/05                                                        40,000                 41,388
ELECTRIC-INTEGRATED (2.88%)

 Alabama Power
  2.80%; 12/01/06                                                        25,000                 24,813

 Appalachian Power
  4.80%; 06/15/05                                                        60,000                 61,611

 Commonwealth Edison
  6.40%; 10/15/05                                                       120,000                126,502

 Conectiv
  5.30%; 06/01/05                                                        55,000                 56,652

 Consolidated Edison
  3.63%; 08/01/08                                                        45,000                 44,495

 Dominion Resources
  1.39%; 05/15/06 /2/                                                    55,000                 55,082
  7.63%; 07/15/05                                                        70,000                 74,445
  7.82%; 09/15/04                                                        75,000                 76,682

 Duke Energy
  3.75%; 03/05/08                                                        60,000                 59,693

 FPL Group Capital
  3.25%; 04/11/06                                                        60,000                 60,651

 Georgia Power /2/
  1.30%; 02/17/09                                                        65,000                 64,932

 MidAmerican Energy Holdings
  4.63%; 10/01/07                                                        70,000                 71,548

 Niagara Mohawk Power
  7.75%; 05/15/06                                                        45,000                 49,254

 Oncor Electric Delivery
  5.00%; 09/01/07                                                        55,000                 57,604

 Pacific Gas & Electric
  3.60%; 03/01/09                                                        60,000                 58,201

 Pepco Holdings
  5.50%; 08/15/07                                                        25,000                 26,262

 Progress Energy
  6.75%; 03/01/06                                                       150,000                160,253

 Public Service Company of Colorado
  4.38%; 10/01/08                                                        35,000                 35,433

 SCANA /2/
  1.57%; 11/15/06                                                        50,000                 50,024
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)

 Tennessee Valley Authority
                                                                     $                     $
  6.38%; 06/15/05                                                        55,000                 57,686

 TXU U.S. Holdings
  6.25%; 10/01/04                                                       100,000                101,900
                                                                                             1,373,723
FEDERAL & FEDERALLY SPONSORED CREDIT (1.29%)

 Federal Farm Credit Bank
  3.00%; 04/15/08                                                       515,000                503,830
  7.25%; 06/12/07                                                       100,000                111,798
                                                                                               615,628
FIDUCIARY BANKS (0.25%)

 Bank of New York
  4.14%; 08/02/07                                                        30,000                 30,567
  5.20%; 07/01/07                                                        85,000                 90,259
                                                                                               120,826
FINANCE-AUTO LOANS (2.73%)

 American Honda Finance /1/ /2/
  1.25%; 02/20/07                                                        55,000                 54,977

 Ford Motor Credit
  6.13%; 01/09/06                                                       325,000                338,761
  6.50%; 01/25/07                                                       200,000                212,089
  6.70%; 07/16/04                                                       175,000                176,818

 General Motors Acceptance
  2.40%; 10/20/05 /2/                                                    55,000                 55,375
  4.38%; 12/10/07                                                        75,000                 74,966
  6.13%; 08/28/07                                                        85,000                 89,820
  6.75%; 01/15/06                                                       250,000                264,726

 Toyota Motor Credit
  2.80%; 01/18/06                                                        35,000                 35,483
                                                                                             1,303,015
FINANCE-COMMERCIAL (0.64%)

 CIT Group
  1.32%; 02/15/07 /2/                                                    65,000                 65,053
  7.38%; 04/02/07                                                       215,000                238,595
                                                                                               303,648
FINANCE-CONSUMER LOANS (1.97%)

 American General Finance
  5.88%; 07/14/06                                                       270,000                287,725

 Household Finance
  1.28%; 02/09/07 /2/                                                    55,000                 55,101
  3.38%; 02/21/06                                                       220,000                223,076
  6.50%; 01/24/06                                                       190,000                202,778

 SLM /2/
  3.13%; 03/02/09                                                       175,000                172,130
                                                                                               940,810
FINANCE-CREDIT CARD (0.33%)

 American Express
  3.75%; 11/20/07                                                        60,000                 60,888

 Capital One Bank
  6.88%; 02/01/06                                                        90,000                 95,952
                                                                                               156,840
FINANCE-INVESTMENT BANKER & BROKER (3.47%)

 Banque Paribas
  8.35%; 06/15/07                                                        70,000                 79,498
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)

 Bear Stearns
                                                                     $                     $
  3.00%; 03/30/06                                                       135,000                135,814
  6.50%; 05/01/06                                                        95,000                101,847

 Credit Suisse First Boston
  5.75%; 04/15/07                                                       185,000                197,265

 Goldman Sachs Group
  7.63%; 08/17/05                                                       150,000                159,953

 Lehman Brothers Holdings
  6.25%; 05/15/06                                                       225,000                240,525

 Merrill Lynch
  1.38%; 02/06/09 /2/                                                    55,000                 55,017
  3.09%; 03/02/09 /2/                                                    65,000                 64,076
  6.00%; 11/15/04                                                       130,000                133,103
  6.15%; 01/26/06                                                        80,000                 85,387

 Morgan Stanley
  1.25%; 02/15/07 /2/                                                    65,000                 65,015
  7.75%; 06/15/05                                                       315,000                334,803
                                                                                             1,652,303
FINANCE-LEASING COMPANY (0.27%)

 Boeing Capital
  7.10%; 09/27/05                                                       120,000                127,784
FINANCE-MORTGAGE LOAN/BANKER (9.89%)

 Countrywide Home Loan
  1.27%; 02/17/06 /2/                                                    65,000                 64,994
  2.88%; 02/15/07                                                        55,000                 54,234
  4.50%; 01/25/33                                                       138,341                139,535
  6.85%; 06/15/04                                                       135,000                135,831

 Federal Home Loan Bank
  2.88%; 09/15/06                                                       200,000                200,640
  4.88%; 11/15/06                                                       700,000                734,379

 Federal Home Loan Mortgage
  1.50%; 08/15/05                                                       500,000                497,474
  5.25%; 01/15/06                                                       700,000                734,002
  5.75%; 04/15/08                                                       100,000                107,927

 Federal National Mortgage Association
  3.07%; 02/17/09 /2/                                                   190,000                188,149
  5.25%; 04/15/07                                                       800,000                848,235
  7.00%; 07/15/05                                                       950,000              1,007,850
                                                                                             4,713,250
FINANCE-OTHER SERVICES (1.07%)

 Caterpillar Financial Services
  3.00%; 02/15/07                                                        60,000                 59,698
  4.69%; 04/25/05                                                        50,000                 51,462

 Mellon Funding
  4.88%; 06/15/07                                                        80,000                 83,686

 National Rural Utilities
  6.00%; 05/15/06                                                       120,000                127,884

 Verizon Global Funding
  6.75%; 12/01/05                                                       175,000                186,729
                                                                                               509,459
FOOD-MISCELLANEOUS/DIVERSIFIED (0.79%)

 Campbell Soup
  5.50%; 03/15/07                                                       100,000                106,261

 General Mills
  5.13%; 02/15/07                                                        30,000                 31,476
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)

 Kellogg
                                                                     $                     $
  6.00%; 04/01/06                                                        55,000                 58,386

 Kraft Foods
  4.63%; 11/01/06                                                       120,000                124,111

 Sara Lee
  2.75%; 06/15/08                                                        20,000                 19,165

 Unilever Capital
  6.88%; 11/01/05                                                        35,000                 37,371
                                                                                               376,770
FOOD-RETAIL (0.46%)

 Fred Meyer
  7.38%; 03/01/05                                                        70,000                 73,078

 Safeway
  2.50%; 11/01/05                                                       100,000                 99,994
  7.25%; 09/15/04                                                        45,000                 45,871
                                                                                               218,943
HOME EQUITY-OTHER (0.19%)

 Argent Securities /2/
  1.32%; 02/25/34                                                        65,000                 64,984

 Specialty Underwriting & Residential Finance /2/
  1.61%; 02/25/35                                                        25,000                 25,000
                                                                                                89,984
HOME EQUITY-SEQUENTIAL (0.48%)

 Ameriquest Mortgage Securities /2/
  1.29%; 04/25/34                                                       150,000                150,000

 Residential Asset Securities
  4.99%; 02/25/27                                                        76,549                 76,806
                                                                                               226,806
INDUSTRIAL GASES (0.10%)

 Praxair
  4.75%; 07/15/07                                                        45,000                 46,782
INSURANCE BROKERS (0.29%)

 Aon /2/
  6.79%; 01/15/07                                                        60,000                 64,905

 Marsh & McLennan
  3.63%; 02/15/08                                                        75,000                 74,500
                                                                                               139,405
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.11%)

 AMVESCAP
  6.60%; 05/15/05                                                        50,000                 52,030
LIFE & HEALTH INSURANCE (0.44%)

 Lincoln National
  5.25%; 06/15/07                                                        50,000                 53,265

 ReliaStar Financial
  8.63%; 02/15/05                                                        60,000                 62,844

 Torchmark
  6.25%; 12/15/06                                                        85,000                 91,712
                                                                                               207,821
MEDICAL PRODUCTS (0.04%)

 Baxter International
  5.25%; 05/01/07                                                        20,000                 21,014
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-DRUGS (0.27%)

 Eli Lilly
                                                                     $                     $
  5.50%; 07/15/06                                                        60,000                 63,657

 GlaxoSmithKline Capital
  2.38%; 04/16/07                                                        65,000                 63,697
                                                                                               127,354
MEDICAL-HMO (0.22%)

 Anthem
  4.88%; 08/01/05                                                        40,000                 41,257

 UnitedHealth Group
  3.30%; 01/30/08                                                        65,000                 64,272
                                                                                               105,529
METAL-ALUMINUM (0.32%)

 Alcan
  6.25%; 11/01/08                                                        25,000                 26,939

 Alcoa
  4.25%; 08/15/07                                                        75,000                 77,053
  7.25%; 08/01/05                                                        45,000                 47,768
                                                                                               151,760
METAL-DIVERSIFIED (0.07%)

 Rio Tinto Finance
  2.63%; 09/30/08                                                        35,000                 33,164
MISCELLANEOUS INVESTING (0.71%)

 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                                        30,000                 28,788

 Camden Property Trust
  5.88%; 06/01/07                                                        25,000                 26,654

 CarrAmerica Realty
  7.20%; 07/01/04                                                        50,000                 50,451

 Developers Diversified Realty
  3.88%; 01/30/09                                                        65,000                 63,043

 Duke Realty
  3.35%; 01/15/08                                                        60,000                 59,215

 New Plan Excel Realty Trust
  5.88%; 06/15/07                                                        50,000                 54,225

 Simon Property Group /1/
  3.75%; 01/30/09                                                        60,000                 58,125
                                                                                               340,501
MONEY CENTER BANKS (1.39%)

 Bank of America
  4.75%; 10/15/06                                                       315,000                328,372

 JP Morgan Chase
  3.13%; 12/11/06                                                       160,000                160,429
  5.25%; 05/30/07                                                       105,000                110,625
  5.35%; 03/01/07                                                        60,000                 63,451
                                                                                               662,877
MORTGAGE BACKED SECURITIES (11.75%)

 Banc of America Commercial Mortgage
  7.11%; 11/15/31                                                       556,785                605,552

 Bear Stearns Commercial Mortgage Securities
  0.72%; 05/11/39 /1/ /2/                                             1,350,000                 40,094
  7.64%; 02/15/32                                                       183,182                198,696

 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                                       171,305                186,027
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
                                                                     $                     $
  7.13%; 08/15/31                                                       229,196                247,908

 Commercial Mortgage Pass-Through Certificate /1/
  3.25%; 06/10/38                                                       192,235                183,014

 CS First Boston Mortgage Securities
  4.39%; 07/15/06                                                        75,160                 76,537
  6.25%; 12/16/35                                                       100,000                107,894

 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                                       200,000                217,817

 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                                        44,298                 46,793
 First Union-Lehman Brothers-Bank of America Commercial
  Mortgage Trust
  6.56%; 11/18/35                                                       150,000                164,191

 GE Capital Commercial Mortgage
  3.35%; 08/11/36                                                        91,592                 92,423

 GMAC Commercial Mortgage Securities
  6.57%; 09/15/33                                                        77,614                 82,379

 JP Morgan Chase Commercial Mortgage Securities
  4.37%; 10/12/37                                                       188,783                190,001
  4.47%; 11/15/35                                                       191,893                196,588
  4.55%; 05/12/34                                                       167,260                172,066
  6.04%; 11/15/35                                                       550,000                591,054

 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                                        63,293                 65,242
  7.16%; 09/15/29                                                       155,000                171,220

 LB-UBS Commercial Mortgage Trust
  1.41%; 03/15/36 /1/ /2/                                               676,647                 38,343
  2.60%; 05/15/27                                                        90,916                 88,863
  4.90%; 06/15/26                                                       370,000                383,921
  5.40%; 03/15/26                                                       171,558                178,895
  5.97%; 03/15/26                                                       295,000                316,329
  6.06%; 06/15/20                                                       180,715                193,122

 Merrill Lynch Mortgage Investors
  7.84%; 12/26/25                                                        50,000                 53,187

 Midland Realty Acceptance
  7.23%; 01/25/29                                                        61,906                 66,621

 Morgan Stanley Capital I
  4.57%; 12/18/32                                                       123,986                127,323
  5.33%; 12/18/32                                                        75,000                 78,746
  6.54%; 02/15/31                                                        95,000                103,793

 NationsLink Funding
  7.03%; 06/20/31                                                        74,912                 80,339
  7.23%; 06/20/31                                                       230,000                257,189
                                                                                             5,602,167
MULTI-LINE INSURANCE (0.18%)

 Allstate
  7.88%; 05/01/05                                                        25,000                 26,431

 Hartford Financial Services Group
  4.70%; 09/01/07                                                        55,000                 56,924
                                                                                                83,355
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (0.88%)

 AOL Time Warner
                                                                     $                     $
  6.13%; 04/15/06                                                       170,000                180,289

 Gannett
  5.50%; 04/01/07                                                        25,000                 26,631

 Viacom
  7.75%; 06/01/05                                                       120,000                127,382

 Walt Disney
  7.30%; 02/08/05                                                        80,000                 83,238
                                                                                               417,540
OIL & GAS DRILLING (0.26%)

 Transocean
  6.75%; 04/15/05                                                       120,000                124,643
OIL COMPANY-EXPLORATION & PRODUCTION (0.73%)

 Anadarko Petroleum
  5.38%; 03/01/07                                                       110,000                116,178

 Kerr-McGee
  5.38%; 04/15/05                                                        20,000                 20,534

 PennzEnergy
  10.25%; 11/01/05                                                       60,000                 66,396

 Petroleos Mexicanos
  6.50%; 02/01/05                                                       140,000                143,500
                                                                                               346,608
OIL COMPANY-INTEGRATED (0.85%)

 BP Canada Finance
  3.63%; 01/15/09                                                        70,000                 68,990

 ChevronTexaco Capital
  3.38%; 02/15/08                                                        30,000                 29,882

 Marathon Oil
  5.38%; 06/01/07                                                        25,000                 26,360

 Occidental Petroleum
  4.00%; 11/30/07                                                        40,000                 40,318
  6.50%; 04/01/05                                                        50,000                 52,083

 Phillips Petroleum
  8.50%; 05/25/05                                                       175,000                186,815
                                                                                               404,448
OIL FIELD MACHINERY & EQUIPMENT (0.12%)

 Cooper Cameron
  2.65%; 04/15/07                                                        60,000                 58,615
OIL REFINING & MARKETING (0.05%)

 Valero Energy
  6.13%; 04/15/07                                                        20,000                 21,490
OIL-FIELD SERVICES (0.12%)

 Halliburton /2/
  2.65%; 10/17/05                                                        55,000                 55,637
PAPER & RELATED PRODUCTS (0.34%)

 Union Camp
  7.00%; 08/15/06                                                        70,000                 75,892

 Weyerhaeuser
  5.50%; 03/15/05                                                        85,000                 87,589
                                                                                               163,481
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PHOTO EQUIPMENT & SUPPLIES (0.07%)

 Eastman Kodak
                                                                     $                     $
  3.63%; 05/15/08                                                        35,000                 33,251
PIPELINES (0.52%)

 Duke Energy Field Services
  7.50%; 08/16/05                                                       110,000                116,991

 Kinder Morgan
  6.65%; 03/01/05                                                       100,000                103,826

 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                                        25,000                 26,348
                                                                                               247,165
POULTRY (0.06%)

 Tyson Foods
  6.63%; 10/01/04                                                        30,000                 30,475
PROPERTY & CASUALTY INSURANCE (0.49%)

 ACE INA Holdings
  8.20%; 08/15/04                                                        65,000                 66,200

 St. Paul
  6.74%; 07/18/05                                                        25,000                 26,204
  7.88%; 04/15/05                                                       105,000                110,451

 Travelers Property Casualty
  3.75%; 03/15/08                                                        30,000                 29,936
                                                                                               232,791
PUBLISHING-BOOKS (0.11%)

 Reed Elsevier Capital
  6.13%; 08/01/06                                                        50,000                 53,848
PUBLISHING-NEWSPAPERS (0.09%)

 Thomson
  5.75%; 02/01/08                                                        40,000                 42,629
REAL ESTATE OPERATOR & DEVELOPER (0.25%)

 EOP Operating
  7.75%; 11/15/07                                                        65,000                 73,577

 ERP Operating
  7.10%; 06/23/04                                                        45,000                 45,334
                                                                                               118,911
REGIONAL AUTHORITY (0.86%)

 New Brunswick
  3.50%; 10/23/07                                                        40,000                 40,333

 Province of Manitoba
  2.75%; 01/17/06                                                        50,000                 50,395

 Province of Ontario
  3.50%; 09/17/07                                                       225,000                225,939

 Province of Quebec
  5.50%; 04/11/06                                                        90,000                 95,151
                                                                                               411,818
REGIONAL BANKS (3.35%)

 Bank One
  7.63%; 08/01/05                                                       310,000                330,757

 Fifth Third Bancorp
  3.38%; 08/15/08                                                        15,000                 14,714

 First Union
  7.55%; 08/18/05                                                       250,000                267,334

 FleetBoston Financial
  7.25%; 09/15/05                                                       155,000                165,502
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (CONTINUED)

 KeyCorp
                                                                     $                     $
  4.63%; 05/16/05                                                        45,000                 46,124

 Korea Development Bank
  3.88%; 03/02/09                                                        55,000                 53,491
  7.25%; 05/15/06                                                        40,000                 43,305

 PNC Funding
  5.75%; 08/01/06                                                       100,000                106,136

 SunTrust Banks
  2.50%; 11/01/06                                                        30,000                 29,919
  5.05%; 07/01/07                                                        20,000                 20,960

 U.S. Bancorp
  6.75%; 10/15/05                                                       115,000                122,532

 Wells Fargo
  5.90%; 05/21/06                                                       375,000                398,394
                                                                                             1,599,168
REINSURANCE (0.08%)

 Berkshire Hathaway /1/
  3.38%; 10/15/08                                                        40,000                 39,107
RENTAL-AUTO & EQUIPMENT (0.11%)

 Hertz
  4.70%; 10/02/06                                                        50,000                 50,632
RETAIL-DISCOUNT (0.51%)

 Costco Wholesale
  5.50%; 03/15/07                                                        50,000                 53,201

 Target
  5.40%; 10/01/08                                                        70,000                 74,156

 Wal-Mart Stores
  6.55%; 08/10/04                                                       115,000                116,635
                                                                                               243,992
RETAIL-DRUG STORE (0.10%)

 CVS
  3.88%; 11/01/07                                                        45,000                 45,379
RETAIL-RESTAURANTS (0.12%)

 McDonald's
  5.38%; 04/30/07                                                        55,000                 58,093
SAVINGS & LOANS-THRIFTS (0.36%)

 Golden West Financial
  4.13%; 08/15/07                                                        50,000                 51,641

 Washington Mutual
  1.40%; 11/03/05 /2/                                                    60,000                 60,092
  4.00%; 01/15/09                                                        60,000                 59,135
                                                                                               170,868
SOVEREIGN (1.74%)

 Finland Government
  4.75%; 03/06/07                                                        45,000                 47,053

 Italy Government
  4.38%; 10/25/06                                                       530,000                548,042

 Mexico Government
  8.50%; 02/01/06                                                       215,000                235,425
                                                                                               830,520
SPECIAL PURPOSE BANKS (1.14%)

 KFW International Finance
  3.75%; 10/01/04                                                       295,000                298,049
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE BANKS (CONTINUED)

 Kreditanstalt fuer Wiederaufbau
                                                                     $                     $
  2.38%; 09/25/06                                                       245,000                243,966
                                                                                               542,015
SPECIAL PURPOSE ENTITY (0.13%)

 Fondo Latinoamericano de Reservas /1/
  3.00%; 08/01/06                                                        60,000                 60,054
SUPRANATIONAL BANK (2.04%)

 Asian Development Bank
  2.38%; 03/15/06                                                       130,000                130,411

 Corp Andina de Fomento
  6.75%; 03/15/05                                                       100,000                103,772

 European Investment Bank
  4.63%; 03/01/07                                                       525,000                550,417

 Inter-American Development Bank
  6.50%; 10/20/04                                                       185,000                189,463
                                                                                               974,063
TELEPHONE-INTEGRATED (2.03%)

 BellSouth
  5.00%; 10/15/06                                                       100,000                104,693

 British Telecommunications
  7.88%; 12/15/05                                                       145,000                156,938

 CenturyTel
  6.30%; 01/15/08                                                        40,000                 42,543

 Citizens Communications
  7.60%; 06/01/06                                                        75,000                 79,461

 Deutsche Telekom International Finance /2/
  8.25%; 06/15/05                                                        95,000                101,124

 France Telecom /2/
  8.20%; 03/01/06                                                        50,000                 54,382

 SBC Communications
  5.75%; 05/02/06                                                       170,000                179,886

 Sprint Capital
  7.13%; 01/30/06                                                       200,000                214,546

 Telecom Italia Capital /1/
  4.00%; 11/15/08                                                        35,000                 34,694
                                                                                               968,267
TEXTILE-HOME FURNISHINGS (0.12%)

 Mohawk Industries
  6.50%; 04/15/07                                                        55,000                 59,401
TOOLS-HAND HELD (0.05%)

 Stanley Works
  3.50%; 11/01/07                                                        25,000                 25,126
TRANSPORT-RAIL (0.50%)

 Burlington Northern Santa Fe
  6.38%; 12/15/05                                                        80,000                 84,865

 CSX
  6.25%; 10/15/08                                                        55,000                 59,318
  7.25%; 05/01/04                                                        40,000                 40,000

 Union Pacific
  7.60%; 05/01/05                                                        50,000                 52,692
                                                                                               236,875
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-SERVICES (0.09%)

 FedEx /1/ /2/
                                                                     $                     $
  1.39%; 04/01/05                                                        45,000                 44,992
                                                                   TOTAL BONDS              42,679,551

                                                          Principal

     Type           Rate               Maturity           Amount                              Value

-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (6.12%)
                                                                     $                     $
FHLMC           4.50%         10/01/09 - 05/01/11                     2,491,632              2,515,211
FHLMC           5.50%         12/01/08 - 04/01/09                       116,490                119,207
FHLMC           6.00%         08/01/06                                  142,534                146,456
FHLMC           6.50%         12/01/15                                  127,109                134,585
                                                      TOTAL FHLMC CERTIFICATES               2,915,459

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (2.08%)
FNMA            4.00%         05/01/10 - 08/01/10                       558,577                555,551
FNMA            4.50%         12/01/09 - 05/01/10                       261,259                263,537
FNMA            5.50%         02/01/09 - 05/01/09                       170,085                173,835
                                                       TOTAL FNMA CERTIFICATES                 992,923

                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.20%)
FINANCE-MORTGAGE LOAN/BANKER (1.20%)
 Investment in Joint Trading Account; Federal Home Loan
  Bank
  0.90%; 05/03/04                                                    $  573,751            $   573,723
                                                        TOTAL COMMERCIAL PAPER                 573,723
                                                                                           -----------

                                          TOTAL PORTFOLIO INVESTMENTS (98.91%)              47,161,656
CASH AND RECEIVABLES, NET OF LIABILITIES (1.09%)                                               519,176
                                                    TOTAL NET ASSETS (100.00%)             $47,680,832
                                                                                           -------------

/1/ Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $681,716 or 1.43% of net assets.
/2/ Variable rate.

                            SCHEDULE OF INVESTMENTS
                      INTERNATIONAL EMERGING MARKETS FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (91.83%)
AGRICULTURAL OPERATIONS (0.67%)
                                                                         $
 Bunge                                                  4,966               183,990
AIRLINES (1.39%)
 EVA Airways                                          339,000               138,274
 Korean Air                                             8,940               121,907
 Thai Airways International /1/                        86,315               122,968
                                                                            383,149
APPLIANCES (0.42%)
 Arcelik                                           21,673,126               116,120
APPLICATIONS SOFTWARE (0.59%)
 Satyam Computer Services                              22,589               162,979
AUTO-CARS & LIGHT TRUCKS (1.16%)
 Kia Motors                                            34,600               321,422
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.00%)
 Hyundai Mobis                                              5                   215
BREWERY (0.53%)
 Fomento Economico Mexicano                             3,333               145,719
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.54%)
 Anhui Conch Cement                                   220,460               234,598
 Cemex                                                 11,668               343,623
 Sungshin Cement                                        6,800               123,441
                                                                            701,662
BUILDING-RESIDENTIAL & COMMERCIAL (2.58%)
 Corporacion GEO /2/                                   44,522               255,722
 Hyundai Development                                   24,747               278,400
 Lalin Property /1/                                   315,318                58,713
 Land & Houses Public                                 430,877               119,539
                                                                            712,374
CELLULAR TELECOMMUNICATIONS (5.48%)
 Advanced Info Service Public /1/                     105,437               231,904
 America Movil                                         16,489               557,328
 China Mobile                                          46,706               123,355
 Maxis Communications                                 116,890               267,617
 Taiwan Cellular                                      216,000               198,314
 Telemig Celular Participacoes                          4,522               138,373
                                                                          1,516,891
CHEMICALS-FIBERS (0.36%)
 Formosa Chemicals & Fibre                             69,000                99,699
CHEMICALS-PLASTICS (0.46%)
 Formosa Plastics                                      89,460               127,915
COMMERCIAL BANKS (11.20%)
 Akbank                                            74,150,792               345,009
 Bank Rakyat /2/                                      792,162               155,600
 CorpBanca /1/ /3/                                      8,099               195,713
 Credicorp                                             10,200               130,662
 Daegu Bank                                            19,900               114,141
 Hana Bank                                              4,390                94,845
 Hansabank                                             16,208               124,154
 Kookmin Bank                                           5,383               200,942
 Malayan Banking Berhad                                53,165               146,903
 Standard Bank Investment                              91,418               527,383
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 State Bank of India                                    8,008               319,519
 Taishin Financial Holdings                           463,000               405,578
 Turkiye Garanti Bankasi /2/                       59,893,462               183,670
 Unibanco - Uniao de Bancos Brasileiros                 7,875               154,350
                                                                          3,098,469
DISTRIBUTION-WHOLESALE (0.61%)
 Esprit Holdings                                       40,804               167,405
DIVERSIFIED FINANCIAL SERVICES (1.01%)
 Shinhan Financial Group                               16,047               279,679
DIVERSIFIED MINERALS (4.49%)
 Anglo American                                        46,834               935,838
 Antofagasta                                            5,846                97,243
 Cia Vale do Rio Doce                                   4,594               209,027
                                                                          1,242,108
DIVERSIFIED OPERATIONS (0.87%)
 Alfa                                                  73,500               241,697
ELECTRIC PRODUCTS-MISCELLANEOUS (0.85%)
 LG Electronics                                         2,039               123,729
 Moatech                                               11,029               110,445
                                                                            234,174
ELECTRIC-GENERATION (0.97%)
 Beijing Datang Power Generation                      344,670               269,557
ELECTRONIC COMPONENTS-MISCELLANEOUS (10.01%)
 AU Optronics                                         189,000               386,875
 DSP Group /2/                                          5,960               147,689
 Samsung Electronics                                    3,963             1,881,272
 Samsung SDI                                            2,760               352,836
                                                                          2,768,672
ELECTRONIC CONNECTORS (1.35%)
 Hon Hai Precision Industry                            94,740               373,598
FINANCE-CONSUMER LOANS (1.08%)
 African Bank Investments                             195,357               297,687
FOOD-MISCELLANEOUS/DIVERSIFIED (0.61%)
 Global Bio-Chem Technology Group                     230,378               168,357
FOOD-RETAIL (0.38%)
 Dairy Farm International Holdings                     54,791               106,295
GAS-DISTRIBUTION (2.86%)
 Gail India                                            40,674               199,711
 OAO Gazprom                                           12,895               453,904
 PT Perusahaan Gas Negara /2/                         929,796               137,638
                                                                            791,253
GOLD MINING (0.44%)
 AngloGold Ashanti                                      3,841               122,029
IMPORT & EXPORT (0.86%)
 Testrite International                               419,000               237,122
LIFE & HEALTH INSURANCE (1.57%)
 Cathay Financial Holding                             158,000               280,614
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                         $
 New Africa Capital                                   144,110               154,339
                                                                            434,953
METAL-ALUMINUM (0.59%)
 Aluminum Corp. of China                               70,113                41,125
 National Aluminium                                    31,900               121,660
                                                                            162,785
METAL-DIVERSIFIED (1.40%)
 MMC Norilsk Nickel                                     6,501               386,809
MONEY CENTER BANKS (1.10%)
 Bank Hapoalim                                        117,702               303,681
MOTORCYCLE & MOTOR SCOOTER (0.99%)
 Hero Honda Motors                                     25,161               273,167
OIL COMPANY-EXPLORATION & PRODUCTION (1.12%)
 PTT Public /1/                                        84,536               308,479
OIL COMPANY-INTEGRATED (5.87%)
 China Petroleum & Chemical                           419,893               145,351
 LUKOIL                                                 4,993               542,989
 MOL Magyar Olaj-es Gazipari                            3,791               143,095
 PetroChina                                           102,175                44,539
 Petroleo Brasileiro                                   25,852               747,123
                                                                          1,623,097
OIL REFINING & MARKETING (0.26%)
 Hindustan Petroleum                                    6,832                70,740
OIL-FIELD SERVICES (0.67%)
 Tenaris                                                6,177               185,248
PAPER & RELATED PRODUCTS (0.62%)
 Votorantim Celulose e Papel                            5,456               171,318
PETROCHEMICALS (1.87%)
 Honam Petrochemical                                    5,830               217,131
 IOI Berhad                                            66,274               157,837
 LG Chemical                                            3,509               141,754
                                                                            516,722
POWER CONVERTER & SUPPLY EQUIPMENT (1.02%)
 Bharat Heavy Electricals                              21,400               282,165
REAL ESTATE OPERATOR & DEVELOPER (2.04%)
 Consorcio ARA /2/                                     91,860               252,129
 IOI Properties                                        76,167               166,365
 IRSA Inversiones y Representaciones /2/               17,925               145,192
                                                                            563,686
RETAIL-APPAREL & SHOE (1.11%)
 Edgars Consolidated Stores                            16,068               308,367
RETAIL-APPLIANCES (0.23%)
 Courts Mammoth                                        95,948                64,134
RETAIL-DISCOUNT (1.08%)
 Lojas Americanas                                  19,130,219               162,286
 Siam Makro /1/                                       118,474               136,211
                                                                            298,497
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-HOME FURNISHINGS (0.80%)
                                                                         $
 JD Group                                              37,538               222,327
RETAIL-HYPERMARKETS (0.59%)
 Controladora Comercial Mexicana                      147,143               162,578
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.90%)
 Massmart Holdings                                     56,322               250,185
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.24%)
 Taiwan Semiconductor Manufacturing /2/               305,046               527,999
 United Microelectronics /2/                          175,000               156,984
 Winbond Electronics /2/                              399,000               210,190
                                                                            895,173
SEMICONDUCTOR EQUIPMENT (0.66%)
 Advanced Semiconductor Engineering /2/               219,600               182,449
SHIP BUILDING (0.55%)
 Daewoo Shipbuilding & Marine Engineering              14,906               152,446
STEEL PIPE & TUBE (0.07%)
 Hylsamex /2/                                          14,797                19,359
STEEL PRODUCERS (2.61%)
 Angang New Steel                                     312,537               119,208
 Cherepovets MK Severstal /1/ /2/                       3,550               117,028
 Iscor                                                 41,205               197,251
 POSCO                                                  9,387               288,650
                                                                            722,137
TELECOMMUNICATION SERVICES (3.42%)
 China Telecom                                        272,103                81,110
 Indonesian Satellite                                 755,105               341,783
 SK Telecom                                            25,900               523,180
                                                                            946,073
TELEPHONE-INTEGRATED (1.67%)
 Philippine Long Distance Telephone /2/                16,578               319,718
 Telefonos de Mexico                                    4,155               141,852
                                                                            461,570
TOBACCO (1.11%)
 Korea Tobacco & Ginseng                                7,390               187,686
 Philip Morris                                            183               118,560
                                                                            306,246
TRANSPORT-MARINE (0.90%)
 Evergreen Marine                                     156,480               120,116
 Malaysia International Shipping                       39,658               129,410
                                                                            249,526
                                         TOTAL COMMON STOCKS             25,394,154




                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (3.49%)
BREWERY (0.71%)
                                                                         $
 Quilmes Industrial                                    10,715               195,442
COMMERCIAL BANKS (0.65%)
 Banco Itau Holding Financeira                      2,260,661               179,349
ELECTRIC-INTEGRATED (0.58%)
 Cia Energetica de Minas Gerais                    10,551,588               161,120
STEEL-SPECIALTY (0.78%)
 Gerdau                                                20,598               215,276
TELEPHONE-INTEGRATED (0.77%)
 Tele Norte Leste Participacoes                    12,883,429               214,214
                                      TOTAL PREFERRED STOCKS                965,401


                                                 Principal
                                                  Amount                 Value
----------------------------------------------------------------------------------------

COMMERCIAL PAPER (4.23%)

FINANCE-MORTGAGE LOAN/BANKER (4.23%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                 $                    $
  0.90%; 05/03/04                                1,170,999              1,170,941


                                   TOTAL COMMERCIAL PAPER               1,170,941
                                                                      -----------



                     TOTAL PORTFOLIO INVESTMENTS (99.55%)              27,530,496

CASH AND RECEIVABLES, NET OF LIABILITIES (0.45%)                          124,269
                               TOTAL NET ASSETS (100.00%)             $27,654,765

                                                                      -------------

/1 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/2 /Non-income producing security.
/3 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $195,713 or 0.71% of net assets.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Argentina                    380,690              1.38%
 Brazil                     2,536,427              9.21
 Chile                        195,713              0.71
 China                        231,015              0.84
 Czech Republic               118,560              0.43
 Hong Kong                  1,269,884              4.61
 Hungary                      143,095              0.52
 India                      1,429,942              5.20
 Indonesia                    635,021              2.31
 Israel                       303,681              1.10
 Korea                      5,514,121             20.03
 Malaysia                     932,265              3.39
 Mexico                     2,120,007              7.70
 Peru                         130,662              0.48
 Philippines                  319,719              1.16
 Russia                     1,500,730              5.45
 South Africa               2,079,567              7.55
 Spain                        124,153              0.45
 Taiwan                     3,445,728             12.52
 Thailand                     977,814              3.55
 Turkey                       644,799              2.34
 United Kingdom             1,033,081              3.75
 United States              1,463,822              5.32
             TOTAL        $27,530,496            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              INTERNATIONAL FUND I

                           APRIL 30, 2004 (UNAUDITED)

                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (95.62%)
ADVERTISING SERVICES (0.77%)
                                                                        $
 WPP Group                                            65,759                649,539
AEROSPACE & DEFENSE-EQUIPMENT (0.55%)
 European Aeronautic Defence & Space                  18,451                466,693
AUDIO & VIDEO PRODUCTS (0.38%)
 Matsushita Electric Industrial                       21,969                322,702
AUTO-CARS & LIGHT TRUCKS (3.34%)
 Hyundai Motor                                         9,440                360,029
 Nissan Motor                                         50,884                566,684
 Renault                                               8,852                660,556
 Toyota Motor                                         34,067              1,231,728
                                                                          2,818,997
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.80%)
 Volvo /1/                                            19,808                678,032
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.01%)
 NOK                                                  21,975                850,285
BREWERY (0.87%)
 Asahi Brewery                                        65,308                733,831
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.44%)
 Boral                                                85,275                369,514
BUILDING-HEAVY CONSTRUCTION (1.53%)
 Actividades de Construccion y Servicios              10,015                486,583
 Vinci                                                 8,257                803,724
                                                                          1,290,307
BUILDING-RESIDENTIAL & COMMERCIAL (1.19%)
 Daiwa House Industry                                 33,305                372,722
 Persimmon                                            54,213                631,631
                                                                          1,004,353
CELLULAR TELECOMMUNICATIONS (2.54%)
 mm02 /1/                                            462,995                821,053
 Vodafone Group                                      541,102              1,317,001
                                                                          2,138,054
CHEMICALS-DIVERSIFIED (2.41%)
 Akzo Nobel                                           21,125                769,837
 Asahi Kasei                                         160,064                874,619
 Mitsubishi Gas Chemical                             102,195                383,388
                                                                          2,027,844
CHEMICALS-FIBERS (0.43%)
 Formosa Chemicals & Fibre                           252,000                364,118
COMMERCIAL BANKS (3.69%)
 Anglo Irish Bank                                     47,218                772,625
 Banco Santander Central Hispano                      88,825                954,052
 Bank of Ireland                                      46,704                567,143
 Fortis                                               28,501                620,447
 National Bank of Greece                               6,571                195,507
                                                                          3,109,774
COMPUTER SERVICES (0.50%)
 CSK                                                   9,759                424,477
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (1.02%)
                                                                        $
 Wolseley                                             58,647                860,614
DIVERSIFIED MANUFACTURING OPERATIONS (0.96%)
 Siemens                                              11,220                805,654
DIVERSIFIED MINERALS (0.43%)
 BHP Billiton                                         44,996                359,471
DIVERSIFIED OPERATIONS (0.17%)
 Brascan                                               4,136                139,847
ELECTRIC PRODUCTS-MISCELLANEOUS (1.09%)
 Hitachi                                             130,725                918,054
ELECTRIC-INTEGRATED (2.63%)
 E.ON                                                 10,267                680,609
 Enel                                                 76,967                613,557
 Fortum                                               46,036                515,986
 Scottish Power                                       59,274                403,111
                                                                          2,213,263
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.43%)
 Koninklijke Philips Electronics                      21,145                575,897
 OMRON                                                22,500                548,457
 Samsung Electronics                                   1,950                925,683
                                                                          2,050,037
ELECTRONIC MEASUREMENT INSTRUMENTS (0.40%)
 Keyence                                               1,387                333,066
FINANCE-CONSUMER LOANS (0.38%)
 Aiful                                                 3,164                321,116
FOOD-MISCELLANEOUS/DIVERSIFIED (2.51%)
 Global Bio-Chem Technology Group                    246,926                180,451
 Nestle                                                7,639              1,932,432
                                                                          2,112,883
FOOD-RETAIL (1.85%)
 Carrefour                                            16,072                745,799
 Delhaize Group /1/                                   10,004                485,688
 Tesco                                                75,298                332,156
                                                                          1,563,643
HOTELS & MOTELS (0.74%)
 InterContinental Hotels Group                        66,976                626,522
IMPORT & EXPORT (0.53%)
 Mitsubishi                                           46,425                442,563
INTERNET CONNECTIVE SERVICES (0.20%)
 Hanaro Telecom /1/                                   73,821                167,668
INTERNET CONTENT-INFORMATION & NEWS (0.42%)
 Freenet.de /1/                                        4,041                356,045
LIFE & HEALTH INSURANCE (1.26%)
 Legal & General Group                               388,722                644,534
 Power Corporation of Canada                          10,578                417,274
                                                                          1,061,808
MACHINERY-ELECTRICAL (0.73%)
 Schneider Electric                                    9,097                612,863
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.37%)
                                                                        $
 Terumo                                               14,649                310,622
MEDICAL-DRUGS (7.46%)
 AstraZeneca                                          17,707                827,723
 Eisai                                                12,305                314,441
 GlaxoSmithKline                                      35,994                745,535
 Merck                                                 8,743                467,438
 Novartis                                             52,182              2,326,176
 Ono Pharmaceutical                                    5,138                220,689
 Roche Holding                                         6,098                639,617
 Sanofi-Synthelabo                                    11,773                747,983
                                                                          6,289,602
MONEY CENTER BANKS (12.43%)
 ABN AMRO Holding                                     49,753              1,081,896
 Bank Hapoalim                                       152,925                394,559
 Barclays                                            196,672              1,773,488
 BNP Paribas                                          26,013              1,562,273
 Credit Suisse Group                                  12,851                452,947
 HBOS                                                 45,202                586,764
 Mitsubishi Tokyo Financial Group                        151              1,343,682
 Royal Bank of Scotland                               52,240              1,568,393
 UBS                                                  24,186              1,718,911
                                                                         10,482,913
MORTGAGE BANKS (1.10%)
 DEPFA Bank                                            6,205                929,706
MULTI-LINE INSURANCE (2.51%)
 AXA                                                  38,193                804,423
 Fondiaria-Sai                                        23,619                521,248
 Zurich Financial Services                             4,974                786,418
                                                                          2,112,089
MULTIMEDIA (0.62%)
 Publishing & Broadcasting                            59,639                524,608
OIL COMPANY-EXPLORATION & PRODUCTION (1.15%)
 Canadian Natural Resources                           11,821                648,103
 PetroKazakhstan /1/                                  11,842                320,494
                                                                            968,597
OIL COMPANY-INTEGRATED (6.72%)
 ENI                                                  64,278              1,306,823
 Petro-Canada                                         11,389                502,019
 Petroleo Brasileiro                                  16,011                462,718
 Repsol YPF                                           73,974              1,558,044
 TotalFinaElf                                          9,937              1,838,019
                                                                          5,667,623
OIL REFINING & MARKETING (1.14%)
 Statoil                                              76,559                956,980
PETROCHEMICALS (0.20%)
 Honam Petrochemical                                   4,480                166,852
PROPERTY & CASUALTY INSURANCE (2.28%)
 Aioi Insurance                                      115,944                509,563
 Mitsui Sumitomo Insurance                            33,344                313,936
 Sompo Japan Insurance                               122,000              1,099,996
                                                                          1,923,495
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLICLY TRADED INVESTMENT FUND (0.86%)
                                                                        $
 iShares MSCI Emerging Markets Index Fund              4,555                721,056
PUBLISHING-NEWSPAPERS (0.38%)
 John Fairfax Holdings                               133,700                323,470
PUBLISHING-PERIODICALS (0.96%)
 Emap                                                 52,709                808,529
REAL ESTATE OPERATOR & DEVELOPER (0.39%)
 Amoy Properties                                     245,393                331,918
RETAIL-APPAREL & SHOE (0.68%)
 Next                                                 23,245                574,628
RETAIL-JEWELRY (0.70%)
 Citizen Watch                                        58,871                593,751
RETAIL-MAJOR DEPARTMENT STORE (0.77%)
 Metro                                                14,530                646,202
RETAIL-PUBS (0.72%)
 Punch Taverns                                        63,086                608,593
RUBBER-TIRES (0.91%)
 Continental                                          17,789                768,751
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.01%)
 Taiwan Semiconductor Manufacturing /1/              226,160                391,457
 United Microelectronics /1/                         512,000                459,289
                                                                            850,746
SOAP & CLEANING PREPARATION (1.18%)
 Henkel                                               11,528                997,746
STEEL PRODUCERS (1.08%)
 Arcelor                                              23,045                382,885
 China Steel                                         408,000                363,540
 JFE Holdings                                          7,440                166,862
                                                                            913,287
TELECOMMUNICATION EQUIPMENT (1.78%)
 Marconi /1/                                          26,327                279,655
 TANDBERG                                             36,529                330,143
 Telefonaktiebolaget LM Ericsson /1/                 327,913                888,520
                                                                          1,498,318
TELECOMMUNICATION SERVICES (2.56%)
 Cable & Wireless /1/                                427,828                935,085
 e.Biscom /1/                                          4,811                286,341
 Equant /1/                                           18,751                139,362
 Telenor                                             121,056                795,858
                                                                          2,156,646
TELEPHONE-INTEGRATED (2.00%)
 Deutsche Telekom /1/                                 29,731                510,366
 MobilCom /1/                                         19,560                376,333
 Nippon Telegraph & Telephone                            152                798,876
                                                                          1,685,575
TELEVISION (0.95%)
 Mediaset                                             73,151                802,362
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (1.75%)
                                                                        $
 Imperial Tobacco Group                               44,889                994,254
 Korea Tobacco & Ginseng                              18,830                478,232
                                                                          1,472,486
TRANSPORT-MARINE (0.58%)
 Mitsui O.S.K. Lines                                  64,000                280,114
 Nippon Yusen Kabushiki Kaisha                        52,000                211,572
                                                                            491,686
TRANSPORT-RAIL (0.71%)
 East Japan Railway                                      117                597,961
TRANSPORT-SERVICES (0.48%)
 Deutsche Post                                        18,469                407,371
WATER (0.99%)
 Suez                                                 41,787                837,541
                                        TOTAL COMMON STOCKS              80,615,347



                                                   Principal
                                                    Amount                 Value
------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.10%)
FINANCE-MORTGAGE LOAN/BANKER (2.10%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                   $                    $
  0.90%; 05/03/04                                  1,766,564              1,766,476
                                     TOTAL COMMERCIAL PAPER               1,766,476
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (97.72%)              82,381,823
CASH AND RECEIVABLES, NET OF LIABILITIES (2.28%)                          1,924,196
                                 TOTAL NET ASSETS (100.00%)             $84,306,019
                                                                        -------------



/1 /Non-income producing security.

                  INVESTMENTS BY COUNTRY
 Country                     Value          Percentage of
                                             Total Value
------------------------------------------------------------

 Australia                $ 1,217,592                1.48%
 Belgium                    1,106,135                1.34
 Brazil                       462,718                0.56
 Canada                     2,027,736                2.46
 Finland                      515,986                0.63
 France                     8,613,181               10.46
 Germany                    6,016,514                7.30
 Greece                       195,507                0.24
 Hong Kong                    512,369                0.62
 Ireland                    2,269,474                2.75
 Israel                       394,559                0.48
 Italy                      3,530,331                4.29
 Japan                     15,085,757               18.31
 Korea                      2,098,464                2.55
 Luxembourg                   382,885                0.46
 Netherlands                3,033,685                3.68
 Norway                     2,082,982                2.53
 Spain                      2,998,678                3.64
 Sweden                     1,566,551                1.90
 Switzerland                7,856,502                9.54
 Taiwan                     1,578,405                1.92
 United Kingdom            16,348,280               19.84
 United States              2,487,532                3.02
             TOTAL        $82,381,823              100.00%
                          -------------           ----------

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL FUND II

                           APRIL 30, 2004 (UNAUDITED)

                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (99.08%)
ADVERTISING SERVICES (0.92%)
                                                                              $
 Aegis Group                                             1,800,000               2,888,790
AIRLINES (0.67%)
 Singapore Airlines /1/                                    329,000               2,088,336
ATHLETIC FOOTWEAR (0.86%)
 Puma /1/                                                   11,600               2,686,961
AUDIO & VIDEO PRODUCTS (0.68%)
 Pioneer /1/                                                74,600               2,129,401
AUTO-CARS & LIGHT TRUCKS (2.14%)
 Toyota Motor                                              184,900               6,685,252
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.68%)
 Hyundai Mobis                                              49,710               2,135,240
BEVERAGES-NON-ALCOHOLIC (0.63%)
 Kirin Beverage                                             88,800               1,955,362
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.58%)
 Fletcher Building                                         634,241               1,801,099
BUILDING-HEAVY CONSTRUCTION (0.84%)
 Actividades de Construccion y Servicios                    54,000               2,623,609
BUILDING-RESIDENTIAL & COMMERCIAL (2.14%)
 George Wimpey                                             247,078               1,798,631
 Redrow                                                    402,300               2,577,227
 Taylor Woodrow                                            463,100               2,320,001
                                                                                 6,695,859
CELLULAR TELECOMMUNICATIONS (3.47%)
 Telecom Italia Mobile /1/ /2/                             681,000               3,885,821
 Vodafone Group                                          2,861,561               6,964,825
                                                                                10,850,646
CHEMICALS-DIVERSIFIED (0.89%)
 Mitsubishi Gas Chemical                                   743,000               2,787,386
COMMERCIAL BANKS (3.52%)
 Alpha Bank                                                 77,570               2,417,664
 Anglo Irish Bank                                          151,500               2,478,986
 Banca Antonveneta                                         159,000               3,049,621
 Westpac Banking                                           240,990               3,040,531
                                                                                10,986,802
COMPUTER SERVICES (0.83%)
 CSK                                                        59,600               2,592,361
COSMETICS & TOILETRIES (0.84%)
 Clarins                                                    42,400               2,632,839
DISTRIBUTION-WHOLESALE (1.73%)
 Esprit Holdings                                           582,300               2,388,985
 Wolseley                                                  206,259               3,026,744
                                                                                 5,415,729
DIVERSIFIED MANUFACTURING OPERATIONS (0.72%)
 Siemens                                                    31,334               2,249,943
DIVERSIFIED MINERALS (0.80%)
 BHP Billiton                                              301,994               2,501,608
                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE-PRODUCTS (0.67%)
                                                                              $
 lastminute.com /2/                                        615,400               2,084,422
ELECTRIC PRODUCTS-MISCELLANEOUS (0.85%)
 Brother Industries                                        269,000               2,656,971
ELECTRIC-INTEGRATED (2.55%)
 BKW FMB Energie                                             5,300               2,534,320
 Hera                                                    1,110,000               2,235,430
 Union Elenctrica Fenosa                                   154,000               3,199,249
                                                                                 7,968,999
ELECTRONIC COMPONENTS-MISCELLANEOUS (5.24%)
 Koninklijke Philips Electronics                           111,800               3,044,941
 Kyocera                                                    36,500               3,019,755
 Murata Manufacturing                                       36,300               2,381,514
 OMRON                                                     123,000               2,998,233
 Samsung Electronics                                        10,400               4,936,975
                                                                                16,381,418
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.56%)
 Chartered Semiconductor Manufacturing /1 2/             2,470,320               2,177,837
 Micronas Semiconductor Holdings /2/                        58,100               2,704,253
                                                                                 4,882,090
ELECTRONIC MEASUREMENT INSTRUMENTS (0.61%)
 Keyence                                                     8,000               1,921,073
ENTERPRISE SOFTWARE & SERVICE (1.02%)
 SAP /1/                                                    20,800               3,181,579
FINANCE-OTHER SERVICES (1.07%)
 Man Group                                                 112,000               3,354,613
FINANCIAL GUARANTEE INSURANCE (0.83%)
 Euler Hermes /2/                                           43,800               2,581,159
FOOD-CONFECTIONERY (1.23%)
 Lindt & Spruengli /2/                                         234               2,633,989
 Want Want Holdings                                      1,120,000               1,198,400
                                                                                 3,832,389
FOOD-DAIRY PRODUCTS (1.01%)
 Saputo                                                    135,000               3,141,247
FOOD-FLOUR & GRAIN (0.66%)
 Nisshin Seifun Group                                      224,000               2,064,320
FOOD-MISCELLANEOUS/DIVERSIFIED (1.70%)
 Global Bio-Chem Technology Group /1/                    3,140,000               2,294,674
 Nutreco Holding /1/                                        84,300               3,004,355
                                                                                 5,299,029
FOOD-RETAIL (1.41%)
 Colruyt                                                    18,750               2,017,272
 Delhaize Group /1 2/                                       49,000               2,378,920
                                                                                 4,396,192
GAS-DISTRIBUTION (1.02%)
 Toho Gas                                                  475,000               1,571,066
 Tokyo Gas                                                 436,000               1,615,912
                                                                                 3,186,978
                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (0.59%)
                                                                              $
 Toromont Industries                                       137,400               1,838,328
MEDICAL PRODUCTS (2.72%)
 Nobel Biocare Holding /2/                                  25,260               3,423,913
 Phonak Holding                                             92,600               2,471,047
 William Demant Holding /2/                                 72,700               2,605,714
                                                                                 8,500,674
MEDICAL-DRUGS (9.43%)
 AstraZeneca                                               150,203               7,021,321
 Gedeon Richter                                             25,500               2,593,511
 GlaxoSmithKline                                           216,738               4,489,239
 Novartis                                                  162,984               7,265,522
 Ono Pharmaceutical                                         73,600               3,161,289
 Sanofi-Synthelabo /1/                                      77,700               4,936,574
                                                                                29,467,456
MEDICAL-NURSING HOMES (0.71%)
 Extendicare /2/                                           205,000               2,221,051
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.69%)
 Sigma                                                     385,000               2,152,084
METAL-DIVERSIFIED (0.86%)
 Inco /2/                                                   47,800               1,374,250
 WMC Resources                                             377,000               1,304,170
                                                                                 2,678,420
MISCELLANEOUS MANUFACTURERS (1.69%)
 Glory /1/                                                 142,000               2,256,971
 Japan Cash Machine                                         92,980               3,024,767
                                                                                 5,281,738
MONEY CENTER BANKS (7.30%)
 ABN AMRO Holding /1/                                      124,213               2,701,053
 Barclays                                                  436,000               3,931,626
 BNP Paribas /1/                                            51,374               3,085,389
 Mitsubishi Tokyo Financial Group                              553               4,920,901
 Mizuho Financial Group                                        809               3,826,723
 UBS /1/                                                    61,002               4,335,442
                                                                                22,801,134
MORTGAGE BANKS (0.99%)
 DEPFA Bank                                                 20,700               3,101,519
MULTIMEDIA (1.62%)
 Lagardere                                                  42,200               2,542,010
 Tokyo Broadcasting System                                 126,000               2,511,894
                                                                                 5,053,904
NON-HOTEL GAMBLING (1.02%)
 William Hill                                              335,623               3,191,640
OFFICE AUTOMATION & EQUIPMENT (1.00%)
 Ricoh                                                     157,000               3,129,899
OIL & GAS DRILLING (0.56%)
 Precision Drilling /2/                                     36,700               1,741,265
OIL COMPANY-EXPLORATION & PRODUCTION (1.61%)
 CNOOC /2/                                               5,545,000               2,008,336
 CNPC Hong Kong /1/                                     13,000,000               1,566,707
                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                              $
 PetroKazakhstan /2/                                        53,200               1,439,814
                                                                                 5,014,857
OIL COMPANY-INTEGRATED (4.90%)
 BP Amoco                                                  187,857               1,624,873
 Norsk Hydro                                                27,700               1,627,262
 Repsol YPF                                                255,800               5,387,671
 Royal Dutch Petroleum                                      28,030               1,363,191
 Shell Transport & Trading                                 479,800               3,318,331
 TotalFinaElf                                               10,709               1,980,814
                                                                                15,302,142
OIL REFINING & MARKETING (1.37%)
 Caltex Australia                                          308,300               1,761,195
 Statoil /1/                                               202,705               2,533,794
                                                                                 4,294,989
PROPERTY & CASUALTY INSURANCE (0.70%)
 Sompo Japan Insurance                                     243,000               2,190,975
PUBLIC THOROUGHFARES (0.66%)
 Autostrada Torino                                         135,300               2,053,337
REAL ESTATE MANAGEMENT & SERVICES (0.42%)
 Pierre & Vacances /2/                                      14,200               1,310,714
REAL ESTATE OPERATOR & DEVELOPER (0.75%)
 Metrovacesa                                                66,000               2,356,120
REINSURANCE (0.94%)
 Hannover Rueckversicherung /1/                             85,200               2,929,190
RETAIL-APPAREL & SHOE (0.94%)
 Next                                                      118,300               2,924,437
RETAIL-BUILDING PRODUCTS (0.82%)
 Grafton Group /2/                                         341,000               2,558,925
RETAIL-DRUG STORE (0.72%)
 Shoppers Drug Mart /2/                                    101,200               2,237,033
SATELLITE TELECOM (0.52%)
 PT Multimedia Servicos de Telecomunicacoes e
  Multimedia /1/                                            70,886               1,611,119
SEMICONDUCTOR EQUIPMENT (1.38%)
 ASM Lithography Holding /1 2/                             124,000               1,974,006
 Tokyo Electron                                             38,200               2,326,166
                                                                                 4,300,172
SPECIAL PURPOSE BANKS (0.91%)
 Dexia                                                     173,600               2,855,174
STEEL PRODUCERS (1.06%)
 BHP Steel                                                 777,017               3,299,631
TELECOMMUNICATION EQUIPMENT (0.25%)
 Nortel Networks /2/                                       209,960                 785,250
TELECOMMUNICATION SERVICES (0.71%)
 COLT Telecom /2/                                        1,684,000               2,209,880
TELEPHONE-INTEGRATED (2.21%)
 France Telecom /2/                                         89,600               2,162,124
                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                              $
 KDDI                                                          790               4,731,910
                                                                                 6,894,034
TOBACCO (1.96%)
 Imperial Tobacco Group                                    144,948               3,210,476
 Japan Tobacco                                                 365               2,917,222
                                                                                 6,127,698
TRANSPORT-MARINE (2.70%)
 Attica Enterprise Holding                                 205,000                 889,592
 Frontline /1/                                             102,170               2,658,486
 Mitsui O.S.K. Lines                                       529,000               2,315,319
 Orient Overseas International /1/                       1,049,400               2,563,023
                                                                                 8,426,420
                                              TOTAL COMMON STOCKS              309,480,911

                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.73%)
FINANCE-MORTGAGE LOAN/BANKER (0.73%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                       $                      $
  0.90%; 05/03/04                                        2,290,000               2,289,885
                                           TOTAL COMMERCIAL PAPER                2,289,885



                                                     Maturity Amount
                                                                                  Value
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (12.44%)
 Credit Suisse First Boston; 1.04%; dated
  04/30/04 maturing 05/03/04 (collateralized by
  GNMA; $43,354,491; 05/15/18) /3/                     $38,850,297            $ 38,846,922
                                      TOTAL REPURCHASE AGREEMENTS               38,846,922
                                                                              ------------

                            TOTAL PORTFOLIO INVESTMENTS (112.25%)              350,617,718
LIABILITIES, NET OF CASH AND RECEIVABLES (-12.25%)                             (38,261,076)
                                       TOTAL NET ASSETS (100.00%)             $312,356,642
                                                                              ---------------



/1 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/2 /Non-income producing security.
/3 /Security was purchased with the cash proceeds from securities loans.

                  INVESTMENTS BY COUNTRY
 Country                     Value           Percentage of
                                              Total Value
-------------------------------------------------------------

 Australia                $ 14,059,219                4.01%
 Belgium                     7,251,367                2.07
 Canada                     12,618,738                3.60
 Denmark                     2,605,714                0.74
 France                     21,231,623                6.06
 Germany                    11,047,673                3.15
 Greece                      3,307,256                0.94
 Hong Kong                  10,821,726                3.09
 Hungary                     2,593,511                0.74
 Ireland                     8,139,429                2.32
 Italy                      11,224,209                3.20
 Japan                      71,692,639               20.45
 Korea                       7,072,215                2.02
 Netherlands                12,087,547                3.45
 New Zealand                 1,801,099                0.51
 Norway                      6,819,542                1.94
 Portugal                    1,611,119                0.46
 Singapore                   5,464,573                1.56
 Spain                      13,566,649                3.87
 Switzerland                25,368,486                7.23
 United Kingdom             56,937,077               16.24
 United States              43,296,307               12.35
             TOTAL        $350,617,718              100.00%
                          --------------           ----------

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND FUND I

                           APRIL 30, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (99.80%)
AEROSPACE & DEFENSE EQUIPMENT (1.71%)
                                                                     $
 General Dynamics                                     960                 89,875
 United Defense Industries /1/                      1,280                 44,352
 United Technologies                                1,050                 90,573
                                                                         224,800
AGRICULTURAL OPERATIONS (0.53%)
 Monsanto                                           2,020                 69,872
APPLICATIONS SOFTWARE (3.38%)
 Citrix Systems /1/                                 3,276                 62,408
 Microsoft                                         14,695                381,629
                                                                         444,037
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.01%)
 Navistar International /1/                         1,330                 60,049
 Paccar                                             1,293                 73,003
                                                                         133,052
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.31%)
 American Axle & Manufacturing
  Holdings /1/                                      1,050                 40,394
BEVERAGES-NON-ALCOHOLIC (3.51%)
 Coca-Cola                                          4,048                204,708
 Coca-Cola Enterprises                              3,070                 82,890
 Pepsico                                            3,180                173,278
                                                                         460,876
BREWERY (0.17%)
 Anheuser-Busch                                       427                 21,879
CABLE TV (0.49%)
 Comcast /1/                                        2,159                 64,986
CASINO HOTELS (0.24%)
 Mandalay Resort Group                                550                 31,598
CASINO SERVICES (0.30%)
 International Game Technology                      1,052                 39,702
CELLULAR TELECOMMUNICATIONS (0.61%)
 Nextel Communications /1/                          3,346                 79,836
CHEMICALS-DIVERSIFIED (0.47%)
 Dow Chemical                                       1,560                 61,916
COMMERCIAL BANKS (1.37%)
 Marshall & Ilsley                                  1,030                 37,873
 North Fork Bancorp.                                1,650                 61,248
 SouthTrust                                           200                  6,216
 UnionBanCal                                          740                 39,538
 Zions Bancorp                                        610                 34,477
                                                                         179,352
COMPUTER AIDED DESIGN (0.54%)
 Autodesk                                           2,100                 70,350
COMPUTERS (1.65%)
 Hewlett-Packard                                    2,471                 48,679
 International Business Machines                    1,905                167,964
                                                                         216,643
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (1.29%)
                                                                     $
 Dell /1/                                           4,879                169,350
COMPUTERS-MEMORY DEVICES (0.50%)
 Veritas Software /1/                               2,450                 65,342
CONTAINERS-METAL & GLASS (0.26%)
 Ball                                                 520                 34,320
COSMETICS & TOILETRIES (3.54%)
 Avon Products                                      1,080                 90,720
 Gillette                                             550                 22,506
 International Flavors & Fragrances                 1,600                 58,000
 Kimberly-Clark                                       980                 64,141
 Procter & Gamble                                   2,173                229,795
                                                                         465,162
DATA PROCESSING & MANAGEMENT (0.56%)
 Fiserv /1/                                         1,010                 36,926
 Global Payments                                      750                 35,985
                                                                          72,911
DISPOSABLE MEDICAL PRODUCTS (0.45%)
 C.R. Bard                                            555                 58,980
DIVERSIFIED FINANCIAL SERVICES (2.51%)
 Citigroup                                          6,841                328,984
DIVERSIFIED MANUFACTURING OPERATIONS (4.57%)
 3M                                                   916                 79,216
 Crane                                              1,760                 54,226
 Eaton                                              1,120                 66,506
 General Electric                                  11,215                335,889
 SPX                                                  750                 33,262
 Tyco International                                 1,114                 30,579
                                                                         599,678
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.64%)
 Cendant                                            3,550                 84,064
E-COMMERCE-PRODUCTS (0.31%)
 Amazon.com /1/                                       940                 40,852
E-COMMERCE-SERVICES (0.19%)
 eBay /1/                                             318                 25,383
ELECTRIC-INTEGRATED (2.75%)
 CenterPoint Energy                                 4,970                 53,626
 Constellation Energy Group                         1,430                 55,027
 Edison International                               2,380                 55,692
 Entergy                                            1,193                 65,138
 Exelon                                             1,249                 83,608
 TXU                                                1,400                 47,796
                                                                         360,887
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.43%)
 Sanmina /1/                                        5,620                 56,312
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.82%)
 Altera /1/                                         1,050                 21,010
 Intel                                              7,568                194,725
 International Rectifier /1/                        1,190                 47,172
 National Semiconductor /1/                           890                 36,303
 PMC - Sierra /1/                                   3,050                 37,057
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                     $
 Texas Instruments                                  1,350                 33,885
                                                                         370,152
ELECTRONIC CONNECTORS (0.39%)
 Amphenol /1/                                       1,600                 50,576
ELECTRONIC FORMS (0.54%)
 Adobe Systems                                      1,730                 71,518
ELECTRONIC PARTS DISTRIBUTION (0.72%)
 Arrow Electronics /1/                              2,210                 55,869
 Avnet /1/                                          1,780                 38,519
                                                                          94,388
ENTERPRISE SOFTWARE & SERVICE (0.14%)
 Oracle /1/                                         1,640                 18,401
FIDUCIARY BANKS (0.38%)
 State Street                                       1,010                 49,288
FINANCE-CREDIT CARD (1.39%)
 American Express                                     715                 34,999
 Capital One Financial                                890                 58,322
 MBNA                                               3,636                 88,646
                                                                         181,967
FINANCE-INVESTMENT BANKER & BROKER (2.37%)
 Goldman Sachs Group                                  889                 85,788
 Lehman Brothers Holdings                             530                 38,902
 Merrill Lynch                                      1,738                 94,252
 Morgan Stanley                                     1,789                 91,937
                                                                         310,879
FINANCE-MORTGAGE LOAN/BANKER (1.16%)
 Doral Financial                                    1,180                 38,692
 Federal National Mortgage Association              1,662                114,213
                                                                         152,905
FINANCIAL GUARANTEE INSURANCE (0.48%)
 Ambac Financial Group                                923                 63,687
FOOD-FLOUR & GRAIN (0.42%)
 Archer Daniels Midland                             3,150                 55,314
INTERNET SECURITY (0.44%)
 Symantec /1/                                       1,280                 57,664
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.22%)
 Nuveen Investments                                 1,130                 28,962
LEISURE & RECREATION PRODUCTS (0.45%)
 Brunswick                                          1,440                 59,198
LIFE & HEALTH INSURANCE (0.44%)
 Lincoln National                                   1,290                 57,895
MACHINERY-FARM (0.53%)
 Deere                                              1,020                 69,401
MACHINERY-GENERAL INDUSTRY (0.45%)
 Ingersoll-Rand                                       915                 59,063
MACHINERY-PUMPS (0.26%)
 Graco                                              1,200                 33,840
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (1.26%)
                                                                     $
 Beckman Coulter                                      600                 33,504
 Boston Scientific /1/                              1,540                 63,433
 Guidant                                              680                 42,847
 Medtronic                                            501                 25,280
                                                                         165,064
MEDICAL PRODUCTS (2.00%)
 Johnson & Johnson                                  4,851                262,100
MEDICAL-BIOMEDICAL/GENE (0.70%)
 Amgen /1/                                          1,629                 91,664
MEDICAL-DRUGS (5.15%)
 Abbott Laboratories                                1,794                 78,972
 Bristol-Myers Squibb                                 546                 13,705
 Eli Lilly                                            592                 43,695
 Merck                                              3,137                147,439
 Pfizer                                            10,608                379,342
 Wyeth                                                340                 12,944
                                                                         676,097
MEDICAL-GENERIC DRUGS (0.84%)
 Barr Laboratories /1/                              1,005                 41,627
 Mylan Laboratories                                 1,330                 30,470
 Pharmaceutical Resources /1/                         960                 38,688
                                                                         110,785
MEDICAL-HMO (3.04%)
 Aetna                                                840                 69,510
 Anthem /1/                                           768                 68,030
 Pacificare Health Systems /1/                        970                 34,687
 UnitedHealth Group                                 1,682                103,409
 WellChoice /1/                                     1,300                 55,120
 Wellpoint Health Networks /1/                        615                 68,689
                                                                         399,445
METAL-ALUMINUM (0.05%)
 Alcoa                                                200                  6,150
MONEY CENTER BANKS (2.54%)
 Bank of America                                    3,237                260,546
 JP Morgan Chase                                    1,943                 73,057
                                                                         333,603
MULTI-LINE INSURANCE (3.72%)
 Allstate                                           1,940                 89,046
 American International Group                       2,822                202,196
 Hartford Financial Services                        1,280                 78,182
 MetLife                                            1,974                 68,103
 Prudential Financial                               1,154                 50,707
                                                                         488,234
MULTIMEDIA (2.27%)
 Gannett                                              890                 77,145
 McGraw-Hill                                          830                 65,454
 Meredith                                             730                 37,186
 Time Warner /1/                                    2,567                 43,177
 Viacom                                               880                 34,012
 Walt Disney                                        1,797                 41,385
                                                                         298,359
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (1.60%)
                                                                     $
 Cisco Systems /1/                                 10,096                210,704
OIL COMPANY-EXPLORATION & PRODUCTION (1.48%)
 Burlington Resources                               1,160                 78,033
 Chesapeake Energy                                  3,620                 49,775
 Devon Energy                                       1,079                 66,035
                                                                         193,843
OIL COMPANY-INTEGRATED (4.85%)
 ChevronTexaco                                      1,888                172,752
 ConocoPhillips                                     1,060                 75,578
 Exxon Mobil                                        7,085                301,467
 Marathon Oil                                       1,030                 34,567
 Occidental Petroleum                               1,107                 52,250
                                                                         636,614
OPTICAL SUPPLIES (0.44%)
 Bausch & Lomb                                        928                 58,306
PAPER & RELATED PRODUCTS (1.26%)
 Georgia-Pacific                                    1,470                 51,597
 Louisiana-Pacific                                  2,544                 60,013
 Temple-Inland                                        230                 14,207
 Weyerhaeuser                                         680                 40,256
                                                                         166,073
PIPELINES (0.78%)
 Kinder Morgan                                      1,040                 62,619
 Questar                                            1,120                 39,726
                                                                         102,345
POULTRY (0.06%)
 Tyson Foods                                          390                  7,309
POWER CONVERTER & SUPPLY EQUIPMENT (0.23%)
 Hubbell                                              670                 30,110
PUBLICLY TRADED INVESTMENT FUND (0.70%)
 iShares S&P 500 Index Fund                           830                 92,130
PUBLISHING-NEWSPAPERS (0.15%)
 Dow Jones                                            420                 19,358
REGIONAL BANKS (3.56%)
 Bank One                                             673                 33,226
 National City                                      1,973                 68,404
 U.S. Bancorp                                       3,082                 79,022
 Wachovia                                           2,810                128,558
 Wells Fargo                                        2,796                157,862
                                                                         467,072
RETAIL-APPAREL & SHOE (0.79%)
 Gap                                                3,234                 71,180
 Nordstrom                                            930                 33,136
                                                                         104,316
RETAIL-BUILDING PRODUCTS (1.28%)
 Home Depot                                         4,083                143,681
 Lowe's                                               461                 23,999
                                                                         167,680
RETAIL-CONSUMER ELECTRONICS (0.53%)
 Best Buy                                           1,290                 69,983
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (2.97%)
                                                                     $
 Target                                             1,360                 58,983
 Wal-Mart Stores                                    5,813                331,341
                                                                         390,324
RETAIL-DRUG STORE (0.42%)
 CVS                                                  180                  6,953
 Rite Aid /1/                                       9,920                 48,608
                                                                          55,561
RETAIL-MAJOR DEPARTMENT STORE (0.25%)
 May Department Stores                              1,070                 32,956
RETAIL-REGIONAL DEPARTMENT STORE (0.74%)
 Federated Department Stores                        1,270                 62,230
 Neiman Marcus Group                                  710                 34,534
                                                                          96,764
RETAIL-RESTAURANTS (1.65%)
 McDonald's                                         3,484                 94,869
 Wendy's International                              1,230                 47,970
 Yum! Brands /1/                                    1,910                 74,089
                                                                         216,928
SAVINGS & LOANS-THRIFTS (0.28%)
 Independence Community Bank                        1,010                 36,794
SEMICONDUCTOR EQUIPMENT (0.70%)
 Applied Materials /1/                              3,090                 56,331
 Novellus Systems /1/                               1,250                 36,200
                                                                          92,531
TELECOMMUNICATION EQUIPMENT (0.10%)
 Qualcomm                                             200                 12,492
TELECOMMUNICATION SERVICES (0.33%)
 Amdocs /1/                                           950                 25,222
 Level 3 Communications /1/                         6,490                 18,367
                                                                          43,589
TELEPHONE-INTEGRATED (2.22%)
 BellSouth                                          1,000                 25,810
 CenturyTel                                         1,740                 50,251
 SBC Communications                                 1,786                 44,471
 Sprint                                               150                  2,684
 Verizon Communications                             4,466                168,547
                                                                         291,763
TOBACCO (0.61%)
 Altria Group                                       1,448                 80,190
TOOLS-HAND HELD (0.33%)
 Black & Decker                                       760                 43,966
TOYS (0.25%)
 Hasbro                                             1,747                 33,001
TRANSPORT-SERVICES (0.66%)
 FedEx                                                590                 42,427
 United Parcel Service                                629                 44,124
                                                                          86,551
WEB PORTALS (0.28%)
 Yahoo /1/                                            730                 36,836
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.84%)
                                                                     $
 Motorola                                           6,030                110,047
                                     TOTAL COMMON STOCKS              13,104,253

                                                 Principal
                                                   Amount               Value
---------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.14%)
FINANCE-MORTGAGE LOAN/BANKER (0.14%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                   $                 $
  0.90%; 05/03/04                                  18,005                 18,005
                                  TOTAL COMMERCIAL PAPER                  18,005
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (99.94%)              13,122,258
CASH AND RECEIVABLES, NET OF LIABILITIES (0.06%)                           7,619
                              TOTAL NET ASSETS (100.00%)             $13,129,877
                                                                     -------------


/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP GROWTH FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (98.68%)
AEROSPACE & DEFENSE EQUIPMENT (1.20%)
 United Technologies                                      15,910            $  1,372,397
APPAREL MANUFACTURERS (2.15%)
 Coach /1/                                                57,620               2,454,612
APPLICATIONS SOFTWARE (3.87%)
 Microsoft                                               169,848               4,410,952
BEVERAGES-NON-ALCOHOLIC (1.05%)
 Pepsico                                                  22,020               1,199,870
BREWERY (1.06%)
 Anheuser-Busch                                           23,720               1,215,413
CASINO SERVICES (1.50%)
 International Game Technology                            45,400               1,713,396
COMMERCIAL SERVICE-FINANCE (3.47%)
 H&R Block                                                 6,059                 273,321
 Moody's                                                  27,011               1,742,480
 Paychex                                                  52,280               1,948,998
                                                                               3,964,799
COMPUTERS-INTEGRATED SYSTEMS (2.30%)
 Dell /1/                                                 75,622               2,624,840
COMPUTERS-MEMORY DEVICES (1.97%)
 EMC /1/                                                  89,000                 993,240
 Veritas Software /1/                                     46,859               1,249,729
                                                                               2,242,969
COMPUTERS-PERIPHERAL EQUIPMENT (0.41%)
 Lexmark International /1/                                 5,160                 466,774
COSMETICS & TOILETRIES (5.47%)
 Alberto-Culver                                           12,185                 574,645
 Avon Products                                            22,490               1,889,160
 Procter & Gamble                                         35,680               3,773,160
                                                                               6,236,965
DATA PROCESSING & MANAGEMENT (1.95%)
 Fair, Isaac                                              18,965                 639,500
 First Data                                               17,460                 792,509
 SEI Investments                                          26,780                 790,546
                                                                               2,222,555
DIAGNOSTIC KITS (1.10%)
 IDEXX Laboratories /1/                                   20,410               1,250,317
DISTRIBUTION-WHOLESALE (0.56%)
 Fastenal                                                 11,690                 641,430
DIVERSIFIED FINANCIAL SERVICES (0.74%)
 Citigroup                                                17,510                 842,056
DIVERSIFIED MANUFACTURING OPERATIONS (8.87%)
 3M                                                       31,764               2,746,951
 Danaher                                                  16,910               1,564,513
 General Electric                                        143,609               4,301,090
 Illinois Tool Works                                      17,450               1,504,364
                                                                              10,116,918
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.51%)
 Altera /1/                                               37,550                 751,376
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
 Intel                                                   113,131            $  2,910,861
 Texas Instruments                                        59,185               1,485,543
                                                                               5,147,780
ENTERPRISE SOFTWARE & SERVICE (0.21%)
 BEA Systems /1/                                          21,420                 244,402
FINANCE-INVESTMENT BANKER & BROKER (2.11%)
 Legg Mason                                               17,620               1,622,097
 Morgan Stanley                                           15,301                 786,318
                                                                               2,408,415
FINANCE-MORTGAGE LOAN/BANKER (1.17%)
 Federal National Mortgage Association                    19,430               1,335,230
FINANCE-OTHER SERVICES (0.88%)
 Chicago Mercantile Exchange                               8,540               1,001,742
FOOD-MISCELLANEOUS/DIVERSIFIED (0.52%)
 McCormick                                                17,290                 590,626
FOOD-RETAIL (0.37%)
 Whole Foods Market                                        5,330                 426,347
FOOD-WHOLESALE & DISTRIBUTION (1.40%)
 Sysco                                                    41,770               1,597,702
INTERNET SECURITY (2.19%)
 Symantec /1/                                             55,380               2,494,869
MACHINERY-PUMPS (1.04%)
 Graco                                                    42,170               1,189,194
MEDICAL INSTRUMENTS (4.31%)
 Medtronic                                                51,140               2,580,525
 St. Jude Medical /1/                                     30,590               2,332,793
                                                                               4,913,318
MEDICAL PRODUCTS (6.32%)
 Becton Dickinson                                         28,610               1,446,236
 Johnson & Johnson                                        74,510               4,025,775
 Varian Medical Systems /1/                               20,270               1,739,977
                                                                               7,211,988
MEDICAL-BIOMEDICAL/GENE (1.50%)
 Amgen /1/                                                30,440               1,712,859
MEDICAL-DRUGS (6.69%)
 Forest Laboratories /1/                                  25,550               1,647,464
 Pfizer                                                  167,365               5,984,972
                                                                               7,632,436
MEDICAL-GENERIC DRUGS (0.57%)
 Pharmaceutical Resources /1/                             16,230                 654,069
MEDICAL-HMO (2.25%)
 UnitedHealth Group                                       41,790               2,569,249
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.02%)
 Cardinal Health                                          15,835               1,159,914
MOTORCYCLE & MOTOR SCOOTER (2.20%)
 Harley-Davidson                                          44,590               2,511,309
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (0.98%)
 American International Group                             15,560            $  1,114,874
NETWORKING PRODUCTS (4.56%)
 Cisco Systems /1/                                       239,593               5,000,306
 Foundry Networks /1/                                     18,290                 206,677
                                                                               5,206,983
OIL COMPANY-INTEGRATED (1.40%)
 Exxon Mobil                                              37,570               1,598,603
RETAIL-ARTS & CRAFTS (1.42%)
 Michaels Stores                                          32,400               1,620,972
RETAIL-BEDDING (1.63%)
 Bed Bath & Beyond /1/                                    50,130               1,860,826
RETAIL-CONSUMER ELECTRONICS (2.01%)
 Best Buy                                                 42,330               2,296,402
RETAIL-DISCOUNT (2.34%)
 Wal-Mart Stores                                          46,760               2,665,320
RETAIL-JEWELRY (0.43%)
 Tiffany                                                  12,590                 491,010
RETAIL-OFFICE SUPPLIES (1.53%)
 Staples                                                  67,744               1,745,085
SCHOOLS (1.68%)
 Apollo Group /1/                                         21,080               1,915,750
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.42%)
 Linear Technology                                        42,674               1,520,475
 Maxim Integrated Products                                27,100               1,246,329
                                                                               2,766,804
SEMICONDUCTOR EQUIPMENT (0.15%)
 Applied Materials /1/                                     9,280                 169,174
THERAPEUTICS (1.20%)
 Gilead Sciences /1/                                      22,570               1,372,933
                                            TOTAL COMMON STOCKS              112,602,448









                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (8.87%)
FINANCE-MORTGAGE LOAN/BANKER (8.87%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
  0.90%; 05/03/04                                    $10,125,045            $ 10,124,539
                                         TOTAL COMMERCIAL PAPER               10,124,539
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (107.55%)              122,726,987
LIABILITIES, NET OF CASH AND RECEIVABLES (-7.55%)                             (8,618,207)
                                     TOTAL NET ASSETS (100.00%)             $114,108,780
                                                                            ---------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (97.06%)
ADVERTISING AGENCIES (0.20%)
                                                                             $
 Interpublic Group /1/                                     25,021                 392,579
 Omnicom Group                                             11,460                 911,185
                                                                                1,303,764
AEROSPACE & DEFENSE (0.69%)
 Boeing                                                    50,812               2,169,164
 Northrop Grumman                                          11,256               1,117,158
 Raytheon                                                  25,104                 809,855
 Rockwell Collins                                          10,767                 347,236
                                                                                4,443,413
AEROSPACE & DEFENSE EQUIPMENT (0.83%)
 General Dynamics                                          11,954               1,119,133
 Goodrich                                                   7,093                 204,207
 Lockheed Martin                                           27,195               1,297,202
 United Technologies                                       31,102               2,682,859
                                                                                5,303,401
AGRICULTURAL OPERATIONS (0.09%)
 Monsanto                                                  16,015                 553,959
AIRLINES (0.11%)
 Delta Air Lines                                            7,447                  46,320
 Southwest Airlines                                        47,612                 679,900
                                                                                  726,220
APPAREL MANUFACTURERS (0.13%)
 Jones Apparel Group                                        7,620                 278,892
 Liz Claiborne                                              6,581                 230,993
 VF                                                         6,517                 300,825
                                                                                  810,710
APPLIANCES (0.06%)
 Maytag                                                     4,738                 132,190
 Whirlpool                                                  4,202                 275,273
                                                                                  407,463
APPLICATIONS SOFTWARE (2.87%)
 Citrix Systems /1/                                         9,899                 188,576
 Compuware /1/                                             23,185                 177,365
 Intuit /1/                                                11,972                 508,451
 Mercury Interactive /1/                                    5,430                 231,046
 Microsoft                                                651,063              16,908,106
 Parametric Technology /1/                                 16,074                  73,619
 Siebel Systems /1/                                        29,909                 307,465
                                                                               18,394,628
ATHLETIC FOOTWEAR (0.20%)
 Nike                                                      15,870               1,141,846
 Reebok International                                       3,552                 129,222
                                                                                1,271,068
AUTO-CARS & LIGHT TRUCKS (0.52%)
 Ford Motor                                               110,461               1,696,681
 General Motors                                            33,896               1,607,348
                                                                                3,304,029
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.12%)
 Navistar International /1/                                 4,155                 187,598
 Paccar                                                    10,557                 596,048
                                                                                  783,646
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.10%)
                                                                             $
 Dana                                                       8,973                 180,895
 Delphi Automotive Systems                                 33,794                 344,699
 Visteon                                                    7,886                  85,642
                                                                                  611,236
BEVERAGES-NON-ALCOHOLIC (2.23%)
 Coca-Cola                                                147,486               7,458,367
 Coca-Cola Enterprises                                     27,680                 747,360
 Pepsi Bottling Group                                      15,663                 458,456
 Pepsico                                                  103,154               5,620,861
                                                                               14,285,044
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                               7,320                 343,015
BREWERY (0.42%)
 Adolph Coors                                               2,196                 144,299
 Anheuser-Busch                                            49,142               2,518,036
                                                                                2,662,335
BROADCASTING SERVICES & PROGRAMMING (0.24%)
 Clear Channel Communications                              37,129               1,540,482
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.16%)
 Masco                                                     27,290                 764,393
 Vulcan Materials                                           6,134                 283,636
                                                                                1,048,029
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 American Standard /1/                                      4,356                 458,208
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Ecolab                                                    15,514                 462,317
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
 Centex                                                     7,463                 357,851
 KB Home                                                    2,816                 194,107
 Pulte                                                      7,565                 371,971
                                                                                  923,929
CABLE TV (0.64%)
 Comcast /1/                                              135,765               4,086,526
CASINO HOTELS (0.06%)
 Harrah's Entertainment                                     6,713                 356,997
CASINO SERVICES (0.12%)
 International Game Technology                             20,918                 789,445
CELLULAR TELECOMMUNICATIONS (0.60%)
 AT&T Wireless Services /1/                               164,320               2,269,259
 Nextel Communications /1/                                 66,317               1,582,324
                                                                                3,851,583
CHEMICALS-DIVERSIFIED (0.94%)
 Dow Chemical                                              56,205               2,230,777
 E. I. Du Pont de Nemours                                  60,185               2,584,946
 Hercules /1/                                               6,690                  74,326
 PPG Industries                                            10,327                 612,494
 Rohm & Haas                                               13,430                 520,815
                                                                                6,023,358
CHEMICALS-SPECIALTY (0.11%)
 Eastman Chemical                                           4,666                 198,632
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                             $
 Engelhard                                                  7,567                 219,746
 Great Lakes Chemical                                       3,052                  76,666
 Sigma-Aldrich                                              4,182                 236,868
                                                                                  731,912
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                         12,063                 318,343
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                           8,793                 334,574
COMMERCIAL BANKS (0.81%)
 AmSouth Bancorp                                           21,174                 466,251
 BB&T                                                      32,968               1,137,066
 First Horizon National                                     7,570                 332,777
 M&T Bank                                                   7,192                 611,320
 Marshall & Ilsley                                         13,658                 502,205
 North Fork Bancorp.                                        9,148                 339,574
 Regions Financial                                         13,400                 465,114
 SouthTrust                                                19,923                 619,207
 Synovus Financial                                         18,201                 434,458
 Zions Bancorp                                              5,420                 306,338
                                                                                5,214,310
COMMERCIAL SERVICE-FINANCE (0.35%)
 Deluxe                                                     3,048                 125,913
 Equifax                                                    8,388                 205,590
 H&R Block                                                 10,753                 485,068
 Moody's                                                    8,975                 578,977
 Paychex                                                   22,771                 848,903
                                                                                2,244,451
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                              8,641                 125,467
COMPUTER AIDED DESIGN (0.04%)
 Autodesk                                                   6,804                 227,934
COMPUTER SERVICES (0.33%)
 Affiliated Computer Services /1/                           8,204                 397,894
 Computer Sciences /1/                                     11,314                 462,856
 Electronic Data Systems                                   28,973                 529,916
 Sungard Data Systems /1/                                  17,328                 451,741
 Unisys /1/                                                20,011                 260,743
                                                                                2,103,150
COMPUTERS (2.20%)
 Apple Computer /1/                                        22,300                 573,779
 Gateway /1/                                               22,586                 108,865
 Hewlett-Packard                                          184,003               3,624,859
 International Business Machines                          102,500               9,037,425
 Sun Microsystems /1/                                     198,249                 773,171
                                                                               14,118,099
COMPUTERS-INTEGRATED SYSTEMS (0.88%)
 Dell /1/                                                 154,432               5,360,335
 NCR /1/                                                    5,706                 255,001
                                                                                5,615,336
COMPUTERS-MEMORY DEVICES (0.36%)
 EMC /1/                                                  145,869               1,627,898
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                             $
 Veritas Software /1/                                      25,789                 687,793
                                                                                2,315,691
COMPUTERS-PERIPHERAL EQUIPMENT (0.11%)
 Lexmark International /1/                                  7,749                 700,975
CONSUMER PRODUCTS-MISCELLANEOUS (0.22%)
 American Greetings /1/                                     4,043                  82,882
 Clorox                                                    12,676                 656,363
 Fortune Brands                                             8,798                 670,847
                                                                                1,410,092
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                       3,399                 224,334
CONTAINERS-PAPER & PLASTIC (0.10%)
 Bemis                                                      6,408                 173,080
 Pactiv /1/                                                 9,484                 217,658
 Sealed Air /1/                                             5,126                 251,584
                                                                                  642,322
COSMETICS & TOILETRIES (2.53%)
 Alberto-Culver                                             5,430                 256,079
 Avon Products                                             14,198               1,192,632
 Colgate-Palmolive                                         32,125               1,859,395
 Gillette                                                  60,737               2,485,358
 International Flavors & Fragrances                         5,649                 204,776
 Kimberly-Clark                                            30,251               1,979,928
 Procter & Gamble                                          77,951               8,243,318
                                                                               16,221,486
CRUISE LINES (0.25%)
 Carnival                                                  37,999               1,621,417
DATA PROCESSING & MANAGEMENT (0.69%)
 Automatic Data Processing                                 35,580               1,558,760
 First Data                                                53,532               2,429,818
 Fiserv /1/                                                11,738                 429,141
                                                                                4,417,719
DISPOSABLE MEDICAL PRODUCTS (0.05%)
 C.R. Bard                                                  3,128                 332,413
DISTRIBUTION-WHOLESALE (0.10%)
 Genuine Parts                                             10,493                 375,649
 W.W. Grainger                                              5,504                 288,410
                                                                                  664,059
DIVERSIFIED FINANCIAL SERVICES (2.33%)
 Citigroup                                                310,672              14,940,216
DIVERSIFIED MANUFACTURING OPERATIONS (4.99%)
 3M                                                        47,264               4,087,391
 Cooper Industries                                          5,552                 304,860
 Crane                                                      3,585                 110,454
 Danaher                                                    9,282                 858,771
 Eaton                                                      9,168                 544,396
 General Electric /2/                                     615,095              18,422,095
 Honeywell International                                   51,798               1,791,175
 Illinois Tool Works                                       18,584               1,602,127
 ITT Industries                                             5,566                 441,328
 Textron                                                    8,308                 458,435
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                             $
 Tyco International                                       120,625               3,311,156
                                                                               31,932,188
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.23%)
 Cendant                                                   60,777               1,439,199
E-COMMERCE-SERVICES (0.51%)
 eBay /1/                                                  38,962               3,109,947
 Monster Worldwide /1/                                      6,816                 174,558
                                                                                3,284,505
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                          25,439               1,531,937
 Molex                                                     11,484                 341,993
                                                                                1,873,930
ELECTRIC-GENERATION (0.05%)
 AES /1/                                                   37,558                 325,628
ELECTRIC-INTEGRATED (2.37%)
 Allegheny Energy /1/                                       7,658                 105,527
 Ameren                                                    10,973                 479,740
 American Electric Power                                   23,825                 725,233
 CenterPoint Energy                                        18,461                 199,194
 Cinergy                                                   10,741                 407,514
 CMS Energy /1/                                             9,718                  80,757
 Consolidated Edison                                       13,631                 561,734
 Constellation Energy Group                                10,089                 388,225
 Dominion Resources                                        19,567               1,248,570
 DTE Energy                                                10,185                 397,419
 Duke Energy                                               54,738               1,152,782
 Edison International                                      19,651                 459,833
 Entergy                                                   13,801                 753,535
 Exelon                                                    19,858               1,329,295
 FirstEnergy                                               19,894                 777,855
 FPL Group                                                 11,120                 707,454
 NiSource                                                  15,830                 319,133
 PG&E /1/                                                  25,271                 695,458
 Pinnacle West Capital                                      5,506                 215,064
 PPL                                                       10,695                 458,281
 Progress Energy                                           14,781                 632,183
 Public Service Enterprise Group                           14,246                 611,153
 Southern                                                  44,163               1,270,128
 TECO Energy                                               11,328                 144,205
 TXU                                                       19,536                 666,959
 XCEL Energy                                               24,055                 402,440
                                                                               15,189,671
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                              5,022                  43,189
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.09%)
 Sanmina /1/                                               31,292                 313,546
 Solectron /1/                                             50,451                 247,210
                                                                                  560,756
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.58%)
 Advanced Micro Devices /1/                                21,025                 298,976
 Altera /1/                                                22,845                 457,128
 Applied Micro Circuits /1/                                18,742                  82,652
 Broadcom /1/                                              18,265                 689,686
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                             $
 Intel                                                    391,082              10,062,540
 LSI Logic /1/                                             22,862                 170,093
 Micron Technology /1/                                     36,753                 500,576
 National Semiconductor /1/                                10,739                 438,044
 Nvidia /1/                                                 9,781                 200,902
 PMC - Sierra /1/                                          10,421                 126,615
 QLogic /1/                                                 5,716                 154,275
 Texas Instruments                                        104,488               2,622,649
 Xilinx                                                    20,794                 699,302
                                                                               16,503,438
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts /1/                                         3,526                  84,765
ELECTRONIC FORMS (0.09%)
 Adobe Systems                                             14,373                 594,180
ELECTRONIC MEASUREMENT INSTRUMENTS (0.15%)
 Agilent Technologies /1/                                  28,680                 774,647
 Tektronix                                                  5,112                 151,315
                                                                                  925,962
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                      4,949                 188,854
ENGINES-INTERNAL COMBUSTION (0.02%)
 Cummins Engine                                             2,582                 154,429
ENTERPRISE SOFTWARE & SERVICE (0.83%)
 BMC Software /1/                                          13,579                 234,917
 Computer Associates International                         35,101                 941,058
 Novell /1/                                                22,706                 218,886
 Oracle /1/                                               315,302               3,537,688
 Peoplesoft /1/                                            21,951                 370,533
                                                                                5,303,082
ENTERTAINMENT SOFTWARE (0.14%)
 Electronic Arts /1/                                       18,029                 912,628
FIDUCIARY BANKS (0.57%)
 Bank of New York                                          46,674               1,360,080
 Mellon Financial                                          25,950                 769,158
 Northern Trust                                            13,291                 561,944
 State Street                                              20,229                 987,175
                                                                                3,678,357
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                       7,583                 180,324
FINANCE-CONSUMER LOANS (0.16%)
 SLM                                                       27,192               1,041,725
FINANCE-CREDIT CARD (1.06%)
 American Express                                          77,582               3,797,639
 Capital One Financial                                     13,928                 912,702
 MBNA                                                      77,063               1,878,796
 Providian Financial /1/                                   17,505                 212,335
                                                                                6,801,472
FINANCE-INVESTMENT BANKER & BROKER (1.87%)
 Bear Stearns                                               6,255                 501,276
 Charles Schwab                                            81,823                 841,959
 Goldman Sachs Group                                       29,151               2,813,071
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                             $
 Lehman Brothers Holdings                                  16,723               1,227,468
 Merrill Lynch                                             58,523               3,173,702
 Morgan Stanley                                            66,163               3,400,117
                                                                               11,957,593
FINANCE-MORTGAGE LOAN/BANKER (1.16%)
 Countrywide Credit Industries                             16,658                 987,820
 Federal Home Loan Mortgage                                41,525               2,425,060
 Federal National Mortgage Association                     58,606               4,027,404
                                                                                7,440,284
FINANCIAL GUARANTEE INSURANCE (0.22%)
 Ambac Financial Group                                      6,445                 444,705
 MBIA                                                       8,694                 511,990
 MGIC Investment                                            5,938                 437,155
                                                                                1,393,850
FOOD-CONFECTIONERY (0.24%)
 Hershey Foods                                              7,848                 697,609
 Wm. Wrigley Jr.                                           13,563                 836,837
                                                                                1,534,446
FOOD-FLOUR & GRAIN (0.11%)
 Archer Daniels Midland                                    39,083                 686,297
FOOD-MISCELLANEOUS/DIVERSIFIED (0.94%)
 Campbell Soup                                             24,793                 685,030
 ConAgra Foods                                             32,384                 935,574
 General Mills                                             22,608               1,102,140
 H.J. Heinz                                                21,236                 811,003
 Kellogg                                                   24,873               1,067,052
 McCormick                                                  8,283                 282,947
 Sara Lee                                                  47,720               1,101,378
                                                                                5,985,124
FOOD-RETAIL (0.31%)
 Albertson's                                               22,131                 516,980
 Kroger /1/                                                44,936                 786,380
 Safeway /1/                                               26,677                 612,237
 Winn-Dixie Stores                                          8,551                  65,159
                                                                                1,980,756
FOOD-WHOLESALE & DISTRIBUTION (0.27%)
 Supervalu                                                  8,106                 249,584
 Sysco                                                     38,885               1,487,351
                                                                                1,736,935
FORESTRY (0.05%)
 Plum Creek Timber                                         11,048                 326,579
GAS-DISTRIBUTION (0.15%)
 KeySpan                                                    9,594                 346,823
 Nicor                                                      2,656                  90,277
 Peoples Energy                                             2,247                  93,925
 Sempra Energy                                             13,705                 435,134
                                                                                  966,159
GOLD MINING (0.15%)
 Newmont Mining                                            26,060                 974,644
HEALTH CARE COST CONTAINMENT (0.23%)
 Caremark Rx /1/                                           26,935                 911,750
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (CONTINUED)
                                                                             $
 McKesson                                                  17,554                 576,824
                                                                                1,488,574
HOME DECORATION PRODUCTS (0.06%)
 Newell Rubbermaid                                         16,551                 391,266
HOME FURNISHINGS (0.04%)
 Leggett & Platt                                           11,576                 261,618
HOTELS & MOTELS (0.24%)
 Hilton Hotels                                             22,883                 400,224
 Marriott International                                    13,875                 654,345
 Starwood Hotels & Resorts Worldwide                       12,314                 489,974
                                                                                1,544,543
HUMAN RESOURCES (0.04%)
 Robert Half International                                 10,327                 281,617
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                       13,945                 167,340
INDEPENDENT POWER PRODUCER (0.02%)
 Calpine /1/                                               24,918                 108,144
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 Rockwell International                                    11,280                 368,743
INDUSTRIAL GASES (0.22%)
 Air Products & Chemicals                                  13,707                 682,746
 Praxair                                                   19,613                 716,855
                                                                                1,399,601
INSTRUMENTS-CONTROLS (0.21%)
 Johnson Controls                                          11,373                 623,923
 Parker Hannifin                                            7,151                 395,379
 Thermo Electron /1/                                        9,990                 291,708
                                                                                1,311,010
INSTRUMENTS-SCIENTIFIC (0.13%)
 Applied Biosystems Group                                  12,445                 231,104
 Millipore /1/                                              2,944                 154,354
 PerkinElmer                                                7,651                 147,282
 Waters /1/                                                 7,324                 316,030
                                                                                  848,770
INSURANCE BROKERS (0.30%)
 Aon                                                       18,916                 492,951
 Marsh & McLennan                                          31,981               1,442,343
                                                                                1,935,294
INTERNET BROKERS (0.04%)
 E*trade Group /1/                                         22,078                 250,806
INTERNET SECURITY (0.13%)
 Symantec /1/                                              18,772                 845,679
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.25%)
 Federated Investors                                        6,554                 192,688
 Franklin Resources                                        15,043                 824,808
 Janus Capital Group                                       14,516                 220,643
 T. Rowe Price Group                                        7,591                 389,266
                                                                                1,627,405
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.04%)
                                                                             $
 Brunswick                                                  5,648                 232,189
LIFE & HEALTH INSURANCE (0.55%)
 Aflac                                                     30,931               1,306,216
 Jefferson-Pilot                                            8,508                 421,912
 Lincoln National                                          10,735                 481,787
 Principal Financial Group /3/                             19,348                 682,984
 Torchmark                                                  6,827                 355,277
 UnumProvident                                             17,857                 277,676
                                                                                3,525,852
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                                    10,317                 463,852
MACHINERY-CONSTRUCTION & MINING (0.25%)
 Caterpillar                                               20,944               1,627,977
MACHINERY-FARM (0.16%)
 Deere                                                     14,686                 999,235
MACHINERY-GENERAL INDUSTRY (0.18%)
 Dover                                                     12,254                 490,528
 Ingersoll-Rand                                            10,577                 682,745
                                                                                1,173,273
MEDICAL INFORMATION SYSTEM (0.06%)
 IMS Health                                                14,443                 364,686
MEDICAL INSTRUMENTS (1.30%)
 Biomet                                                    15,430                 609,485
 Boston Scientific /1/                                     49,408               2,035,115
 Guidant                                                   18,788               1,183,832
 Medtronic                                                 73,113               3,689,282
 St. Jude Medical /1/                                      10,406                 793,562
                                                                                8,311,276
MEDICAL LABORATORY & TESTING SERVICE (0.08%)
 Quest Diagnostics                                          6,249                 527,103
MEDICAL PRODUCTS (2.18%)
 Baxter International                                      36,811               1,165,068
 Becton Dickinson                                          15,242                 770,483
 Johnson & Johnson                                        179,005               9,671,640
 Stryker                                                   12,032               1,190,326
 Zimmer Holdings /1/                                       14,586               1,164,692
                                                                               13,962,209
MEDICAL-BIOMEDICAL/GENE (1.04%)
 Amgen /1/                                                 77,803               4,377,975
 Biogen Idec /1/                                           19,759               1,165,781
 Chiron /1/                                                11,311                 524,830
 Genzyme /1/                                               13,519                 588,888
                                                                                6,657,474
MEDICAL-DRUGS (6.58%)
 Abbott Laboratories                                       94,308               4,151,438
 Allergan                                                   7,915                 696,916
 Bristol-Myers Squibb                                     117,076               2,938,608
 Eli Lilly                                                 67,777               5,002,620
 Forest Laboratories /1/                                   22,183               1,430,360
 King Pharmaceuticals /1/                                  14,545                 250,901
 Medimmune /1/                                             14,931                 361,927
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                             $
 Merck                                                    134,161               6,305,567
 Pfizer                                                   459,905              16,446,203
 Schering-Plough                                           88,735               1,484,537
 Wyeth                                                     80,328               3,058,087
                                                                               42,127,164
MEDICAL-GENERIC DRUGS (0.09%)
 Mylan Laboratories                                        16,175                 370,569
 Watson Pharmaceutical /1/                                  6,512                 231,893
                                                                                  602,462
MEDICAL-HMO (0.79%)
 Aetna                                                      9,248                 765,272
 Anthem /1/                                                 8,340                 738,757
 Humana /1/                                                 9,777                 159,268
 UnitedHealth Group                                        37,746               2,320,624
 Wellpoint Health Networks /1/                              9,355               1,044,860
                                                                                5,028,781
MEDICAL-HOSPITALS (0.29%)
 HCA                                                       29,887               1,214,309
 Health Management Associates                              14,652                 338,901
 Tenet Healthcare /1/                                      28,033                 329,668
                                                                                1,882,878
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                                 5,390                 174,852
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.36%)
 AmerisourceBergen                                          6,769                 391,858
 Cardinal Health                                           26,237               1,921,860
                                                                                2,313,718
METAL PROCESSORS & FABRICATION (0.02%)
 Worthington Industries                                     5,212                  94,077
METAL-ALUMINUM (0.25%)
 Alcoa                                                     52,492               1,614,129
METAL-COPPER (0.06%)
 Phelps Dodge /1/                                           5,594                 368,253
METAL-DIVERSIFIED (0.05%)
 Freeport-McMoran Copper & Gold                            10,382                 316,651
MISCELLANEOUS INVESTING (0.34%)
 Apartment Investment & Management                          5,643                 158,963
 Equity Office Properties Trust                            24,111                 606,874
 Equity Residential Properties Trust                       16,801                 461,356
 Prologis Trust                                            10,921                 321,296
 Simon Property Group                                      12,315                 593,706
                                                                                2,142,195
MONEY CENTER BANKS (2.28%)
 Bank of America                                          123,229               9,918,702
 JP Morgan Chase                                          124,138               4,667,589
                                                                               14,586,291
MOTORCYCLE & MOTOR SCOOTER (0.16%)
 Harley-Davidson                                           18,274               1,029,192
MULTI-LINE INSURANCE (3.01%)
 Allstate                                                  42,436               1,947,812
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                             $
 American International Group                             157,358              11,274,701
 Cigna                                                      8,503                 548,529
 Cincinnati Financial                                      10,160                 416,450
 Hartford Financial Services                               17,572               1,073,298
 Loews                                                     11,186                 648,900
 MetLife                                                   45,849               1,581,790
 Prudential Financial                                      32,600               1,432,444
 Safeco                                                     8,357                 365,953
                                                                               19,289,877
MULTIMEDIA (2.19%)
 Gannett                                                   16,349               1,417,131
 McGraw-Hill                                               11,544                 910,360
 Meredith                                                   3,025                 154,094
 Time Warner /1/                                          274,606               4,618,873
 Viacom                                                   105,505               4,077,768
 Walt Disney                                              123,500               2,844,205
                                                                               14,022,431
NETWORKING PRODUCTS (1.55%)
 Cisco Systems /1/                                        414,530               8,651,241
 Lucent Technologies /1/                                  256,938                 865,881
 Network Appliance /1/                                     20,813                 387,538
                                                                                9,904,660
NON-HAZARDOUS WASTE DISPOSAL (0.19%)
 Allied Waste Industries /1/                               19,314                 243,163
 Waste Management                                          34,794                 988,150
                                                                                1,231,313
OFFICE AUTOMATION & EQUIPMENT (0.20%)
 Pitney Bowes                                              14,089                 616,394
 Xerox /1/                                                 48,113                 646,157
                                                                                1,262,551
OFFICE SUPPLIES & FORMS (0.07%)
 Avery Dennison                                             6,662                 427,900
OIL & GAS DRILLING (0.21%)
 Nabors Industries /1/                                      8,841                 392,187
 Noble /1/                                                  8,098                 300,922
 Rowan /1/                                                  6,280                 140,044
 Transocean Sedco Forex /1/                                19,295                 535,822
                                                                                1,368,975
OIL COMPANY-EXPLORATION & PRODUCTION (0.61%)
 Anadarko Petroleum                                        15,179                 813,291
 Apache                                                    19,547                 818,433
 Burlington Resources                                      11,932                 802,666
 Devon Energy                                              14,027                 858,452
 EOG Resources                                              6,942                 341,893
 Kerr-McGee                                                 6,082                 297,592
                                                                                3,932,327
OIL COMPANY-INTEGRATED (4.44%)
 Amerada Hess                                               5,421                 385,596
 ChevronTexaco                                             64,521               5,903,672
 ConocoPhillips                                            41,266               2,942,266
 Exxon Mobil                                              395,517              16,829,248
 Marathon Oil                                              20,522                 688,718
 Occidental Petroleum                                      23,412               1,105,046
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                             $
 Unocal                                                    15,619                 562,909
                                                                               28,417,455
OIL REFINING & MARKETING (0.15%)
 Ashland                                                    4,192                 200,797
 Sunoco                                                     4,659                 293,051
 Valero Energy                                              7,668                 488,912
                                                                                  982,760
OIL-FIELD SERVICES (0.63%)
 Baker Hughes                                              20,196                 740,789
 BJ Services /1/                                            9,602                 427,289
 Halliburton                                               26,422                 787,376
 Schlumberger                                              35,506               2,078,166
                                                                                4,033,620
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                              3,162                 198,668
PAPER & RELATED PRODUCTS (0.52%)
 Boise Cascade                                              5,261                 177,454
 Georgia-Pacific                                           15,302                 537,100
 International Paper                                       28,979               1,168,433
 Louisiana-Pacific                                          6,387                 150,669
 MeadWestvaco                                              12,129                 317,173
 Temple-Inland                                              3,299                 203,779
 Weyerhaeuser                                              13,258                 784,874
                                                                                3,339,482
PHARMACY SERVICES (0.15%)
 Express Scripts /1/                                        4,678                 361,796
 Medco Health Solutions /1/                                16,304                 577,162
                                                                                  938,958
PHOTO EQUIPMENT & SUPPLIES (0.07%)
 Eastman Kodak                                             17,285                 445,780
PIPELINES (0.18%)
 Dynegy /1/                                                22,725                  89,991
 El Paso                                                   38,662                 271,021
 Kinder Morgan                                              7,433                 447,541
 Williams                                                  31,254                 321,916
                                                                                1,130,469
POWER CONVERTER & SUPPLY EQUIPMENT (0.04%)
 American Power Conversion                                 11,976                 223,472
PRINTING-COMMERCIAL (0.06%)
 R.R. Donnelley & Sons                                     12,922                 380,165
PROPERTY & CASUALTY INSURANCE (0.77%)
 ACE                                                       16,832                 737,915
 Chubb                                                     11,325                 781,425
 Progressive                                               13,085               1,145,199
 St. Paul                                                  40,018               1,627,532
 XL Capital                                                 8,279                 632,102
                                                                                4,924,173
PUBLICLY TRADED INVESTMENT FUND (0.08%)
 iShares S&P 500 Index Fund                                 4,300                 477,300
PUBLISHING-NEWSPAPERS (0.31%)
 Dow Jones                                                  4,920                 226,763
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (CONTINUED)
                                                                             $
 Knight Ridder                                              4,819                 373,183
 New York Times                                             9,040                 414,123
 Tribune                                                   19,914                 953,482
                                                                                1,967,551
REGIONAL BANKS (3.55%)
 Bank One                                                  67,527               3,333,808
 Comerica                                                  10,576                 546,039
 Fifth Third Bancorp                                       34,074               1,828,411
 Huntington Bancshares                                     13,835                 296,069
 KeyCorp                                                   25,281                 750,846
 National City                                             36,551               1,267,223
 PNC Financial Services Group                              16,723                 887,991
 SunTrust Banks                                            17,020               1,158,211
 U.S. Bancorp                                             115,799               2,969,086
 Union Planters                                            11,373                 316,169
 Wachovia                                                  79,306               3,628,250
 Wells Fargo                                              102,054               5,761,969
                                                                               22,744,072
RETAIL-APPAREL & SHOE (0.32%)
 Gap                                                       54,032               1,189,244
 Limited                                                   28,110                 580,191
 Nordstrom                                                  8,289                 295,337
                                                                                2,064,772
RETAIL-AUTO PARTS (0.07%)
 Autozone /1/                                               5,264                 460,968
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/                                            16,591                 282,379
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                                     17,997                 668,049
RETAIL-BUILDING PRODUCTS (1.14%)
 Home Depot                                               137,229               4,829,088
 Lowe's                                                    47,429               2,469,154
                                                                                7,298,242
RETAIL-CONSUMER ELECTRONICS (0.24%)
 Best Buy                                                  19,583               1,062,378
 Circuit City Stores                                       12,699                 148,324
 RadioShack                                                 9,898                 304,463
                                                                                1,515,165
RETAIL-DISCOUNT (3.10%)
 Big Lots /1/                                               7,052                  99,856
 Costco Wholesale /1/                                      27,629               1,034,706
 Dollar General                                            20,327                 381,335
 Family Dollar Stores                                      10,382                 333,678
 Target                                                    54,974               2,384,222
 TJX                                                       30,355                 745,822
 Wal-Mart Stores                                          261,030              14,878,710
                                                                               19,858,329
RETAIL-DRUG STORE (0.48%)
 CVS                                                       23,909                 923,605
 Walgreen                                                  61,817               2,131,450
                                                                                3,055,055
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (0.05%)
                                                                             $
 Tiffany                                                    8,844                 344,916
RETAIL-MAJOR DEPARTMENT STORE (0.26%)
 J.C. Penney                                               16,468                 557,606
 May Department Stores                                     17,406                 536,105
 Sears Roebuck                                             13,445                 538,472
                                                                                1,632,183
RETAIL-OFFICE SUPPLIES (0.17%)
 Office Depot /1/                                          18,731                 327,980
 Staples                                                   30,118                 775,839
                                                                                1,103,819
RETAIL-REGIONAL DEPARTMENT STORE (0.23%)
 Dillards                                                   5,025                  84,571
 Federated Department Stores                               10,904                 534,296
 Kohl's /1/                                                20,508                 857,029
                                                                                1,475,896
RETAIL-RESTAURANTS (0.65%)
 Darden Restaurants                                         9,941                 225,263
 McDonald's                                                76,103               2,072,285
 Starbucks /1/                                             23,893                 928,482
 Wendy's International                                      6,872                 268,008
 Yum! Brands /1/                                           17,741                 688,173
                                                                                4,182,211
RETAIL-TOY STORE (0.03%)
 Toys R Us /1/                                             12,877                 198,950
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                       4,454                  95,271
 Goodyear Tire & Rubber /1/                                10,574                  92,100
                                                                                  187,371
SAVINGS & LOANS-THRIFTS (0.55%)
 Charter One Financial                                     13,428                 448,092
 Golden West Financial                                      9,163                 963,123
 Washington Mutual                                         54,243               2,136,632
                                                                                3,547,847
SCHOOLS (0.15%)
 Apollo Group /1/                                          10,624                 965,509
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.40%)
 Analog Devices                                            22,544                 960,375
 Linear Technology                                         18,835                 671,091
 Maxim Integrated Products                                 19,784                 909,866
                                                                                2,541,332
SEMICONDUCTOR EQUIPMENT (0.44%)
 Applied Materials /1/                                    101,418               1,848,850
 Kla-Tencor /1/                                            11,840                 493,373
 Novellus Systems /1/                                       9,249                 267,851
 Teradyne /1/                                              11,541                 235,206
                                                                                2,845,280
STEEL PRODUCERS (0.07%)
 Nucor                                                      4,722                 280,487
 United States Steel                                        6,827                 195,457
                                                                                  475,944
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL-SPECIALTY (0.01%)
                                                                             $
 Allegheny Technologies                                     4,864                  49,710
TELECOMMUNICATION EQUIPMENT (0.63%)
 ADC Telecommunications /1/                                48,650                 121,625
 Andrew /1/                                                 9,578                 162,347
 Comverse Technology /1/                                   11,630                 190,267
 Qualcomm                                                  48,560               3,033,057
 Scientific-Atlanta                                         9,199                 297,956
 Tellabs /1/                                               25,052                 218,704
                                                                                4,023,956
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.20%)
 CIENA /1/                                                 28,647                 118,599
 Corning /1/                                               81,297                 896,706
 JDS Uniphase /1/                                          86,612                 263,300
                                                                                1,278,605
TELECOMMUNICATION SERVICES (0.06%)
 Avaya /1/                                                 25,609                 350,331
TELEPHONE-INTEGRATED (2.86%)
 ALLTEL                                                    18,822                 947,499
 AT&T                                                      47,861                 820,816
 BellSouth                                                110,468               2,851,179
 CenturyTel                                                 8,698                 251,198
 Citizens Communications /1/                               17,156                 223,714
 Qwest Communications International /1/                   106,527                 428,239
 SBC Communications                                       199,502               4,967,600
 Sprint                                                    85,738               1,533,844
 Verizon Communications                                   166,563               6,286,088
                                                                               18,310,177
TELEVISION (0.10%)
 Univision Communications /1/                              19,452                 658,450
TOBACCO (1.18%)
 Altria Group                                             123,445               6,836,384
 RJ Reynolds Tobacco Holdings                               5,104                 330,586
 UST                                                       10,004                 372,249
                                                                                7,539,219
TOOLS-HAND HELD (0.09%)
 Black & Decker                                             4,732                 273,746
 Snap-On                                                    3,515                 118,737
 Stanley Works                                              4,889                 207,831
                                                                                  600,314
TOYS (0.10%)
 Hasbro                                                    10,524                 198,798
 Mattel                                                    25,928                 439,739
                                                                                  638,537
TRANSPORT-RAIL (0.41%)
 Burlington Northern Santa Fe                              22,437                 733,690
 CSX                                                       12,909                 397,081
 Norfolk Southern                                          23,583                 561,747
 Union Pacific                                             15,612                 920,015
                                                                                2,612,533
TRANSPORT-SERVICES (0.95%)
 FedEx                                                     17,997               1,294,164
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
                                                                             $
 United Parcel Service                                     68,099               4,777,145
                                                                                6,071,309
TRAVEL SERVICES (0.03%)
 Sabre Holdings                                             8,449                 199,312
TRUCKING & LEASING (0.02%)
 Ryder System                                               3,913                 143,959
WEB PORTALS (0.32%)
 Yahoo /1/                                                 40,119               2,024,405
WIRELESS EQUIPMENT (0.40%)
 Motorola                                                 141,176               2,576,462
                                             TOTAL COMMON STOCKS              621,651,688

                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.79%)
FINANCE-MORTGAGE LOAN/BANKER (2.79%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                       $                     $
  0.90%; 05/03/04                                      17,875,036              17,874,142
                                          TOTAL COMMERCIAL PAPER               17,874,142
                                                                             ------------

                            TOTAL PORTFOLIO INVESTMENTS (99.85%)              639,525,830
CASH AND RECEIVABLES, NET OF LIABILITIES (0.15%)                                  931,947
                                      TOTAL NET ASSETS (100.00%)             $640,457,777
                                                                             --------------



                                                     Unrealized
 Contract                 Opening       Current     Gain (Loss)
   Type     Commitment  Market Value  Market Value
----------------------------------------------------------------
FUTURES CONTRACTS
63 S&P 500    Buy       $17,675,500   $17,421,075    $(254,425)
June, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.
/3 /Affiliated security.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP VALUE FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (99.40%)
ADVERTISING AGENCIES (1.04%)
                                                                      $
 Omnicom Group                                      12,640              1,005,006
AEROSPACE & DEFENSE EQUIPMENT (1.18%)
 General Dynamics                                   12,240              1,145,909
AGRICULTURAL OPERATIONS (1.70%)
 Monsanto                                           47,620              1,647,176
APPLICATIONS SOFTWARE (0.58%)
 Citrix Systems /1/                                 29,358                559,270
AUDIO & VIDEO PRODUCTS (0.66%)
 Polycom /1/                                        33,610                641,279
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.44%)
 Paccar                                             24,590              1,388,351
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.66%)
 American Axle & Manufacturing
  Holdings /1/                                      21,610                831,336
 Dana                                               38,630                778,781
                                                                        1,610,117
BEVERAGES-NON-ALCOHOLIC (1.17%)
 Coca-Cola                                          22,410              1,133,274
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.88%)
 Florida Rock Industries                            21,280                846,731
BUILDING-RESIDENTIAL & COMMERCIAL (1.35%)
 Centex                                             27,310              1,309,515
CASINO HOTELS (0.81%)
 Mandalay Resort Group                              13,670                785,342
CELLULAR TELECOMMUNICATIONS (2.56%)
 Nextel Communications /1/                          82,590              1,970,598
 Western Wireless /1/                               24,210                504,052
                                                                        2,474,650
COATINGS & PAINT (0.90%)
 Valspar                                            17,460                866,889
COMMERCIAL BANKS (4.33%)
 Hudson United Bancorp                              15,600                557,388
 Marshall & Ilsley                                  28,150              1,035,076
 North Fork Bancorp.                                23,660                878,259
 UnionBanCal                                        16,019                855,895
 Zions Bancorp                                      15,240                861,365
                                                                        4,187,983
COMPUTERS-MEMORY DEVICES (1.60%)
 SanDisk /1/                                        24,120                557,413
 Veritas Software /1/                               37,020                987,324
                                                                        1,544,737
CONTAINERS-METAL & GLASS (1.07%)
 Ball                                               15,644              1,032,504
COSMETICS & TOILETRIES (4.39%)
 Avon Products                                      11,640                977,760
 Colgate-Palmolive                                  14,780                855,466
 International Flavors & Fragrances                 25,560                926,550
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
                                                                      $
 Procter & Gamble                                   14,090              1,490,018
                                                                        4,249,794
DIVERSIFIED FINANCIAL SERVICES (4.58%)
 Citigroup                                          92,104              4,429,281
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.62%)
 Cendant                                            66,050              1,564,064
E-COMMERCE-PRODUCTS (0.65%)
 Amazon.com /1/                                     14,570                633,212
ELECTRIC-INTEGRATED (5.62%)
 Constellation Energy Group                         25,070                964,694
 Edison International                               53,573              1,253,608
 Exelon                                             18,470              1,236,382
 Great Plains Energy                                29,930                934,115
 TXU                                                30,700              1,048,098
                                                                        5,436,897
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.95%)
 Sanmina /1/                                        91,950                921,339
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.97%)
 International Rectifier /1/                        23,550                933,522
ELECTRONIC MEASUREMENT INSTRUMENTS (0.70%)
 Agilent Technologies /1/                           25,110                678,221
ELECTRONIC PARTS DISTRIBUTION (0.69%)
 Avnet /1/                                          31,060                672,138
FINANCE-CREDIT CARD (1.00%)
 Capital One Financial                              14,780                968,533
FINANCE-INVESTMENT BANKER & BROKER (4.19%)
 Goldman Sachs Group                                11,892              1,147,578
 Lehman Brothers Holdings                           14,619              1,073,035
 Merrill Lynch                                      33,740              1,829,720
                                                                        4,050,333
FINANCIAL GUARANTEE INSURANCE (1.06%)
 Ambac Financial Group                              14,810              1,021,890
FOOD-FLOUR & GRAIN (1.04%)
 Archer Daniels Midland                             57,180              1,004,081
FOOD-MISCELLANEOUS/DIVERSIFIED (0.95%)
 Kellogg                                            21,520                923,208
LIFE & HEALTH INSURANCE (0.73%)
 Lincoln National                                   15,780                708,206
MACHINERY-CONSTRUCTION & MINING (0.82%)
 Caterpillar                                        10,230                795,178
MACHINERY-FARM (1.25%)
 Deere                                              17,730              1,206,349
MEDICAL-BIOMEDICAL/GENE (1.10%)
 Amgen /1/                                          18,880              1,062,378
MEDICAL-GENERIC DRUGS (1.50%)
 Eon Labs /1/                                       11,170                734,427
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-GENERIC DRUGS (CONTINUED)
                                                                      $
 Watson Pharmaceutical /1/                          20,060                714,337
                                                                        1,448,764
METAL PROCESSORS & FABRICATION (0.78%)
 Precision Castparts                                16,690                751,217
MISCELLANEOUS INVESTING (1.56%)
 General Growth Properties                          27,650                749,592
 Kimco Realty                                       17,800                760,772
                                                                        1,510,364
MONEY CENTER BANKS (5.11%)
 Bank of America                                    36,307              2,922,350
 JP Morgan Chase                                    53,788              2,022,429
                                                                        4,944,779
MULTI-LINE INSURANCE (5.42%)
 Allstate                                           33,463              1,535,952
 American International Group                       21,190              1,518,263
 Hartford Financial Services                        15,950                974,226
 Prudential Financial                               27,632              1,214,150
                                                                        5,242,591
MULTIMEDIA (1.74%)
 Belo                                               25,400                722,884
 Media General                                      13,340                958,879
                                                                        1,681,763
OIL COMPANY-EXPLORATION & PRODUCTION (3.31%)
 Burlington Resources                               13,960                939,089
 Chesapeake Energy                                  82,574              1,135,393
 Cimarex Energy /1/                                 14,570                401,986
 Pogo Producing                                     14,600                720,072
                                                                        3,196,540
OIL COMPANY-INTEGRATED (7.60%)
 ChevronTexaco                                      11,177              1,022,695
 ConocoPhillips                                     18,609              1,326,822
 Exxon Mobil                                        74,239              3,158,869
 Marathon Oil                                       24,300                815,508
 Occidental Petroleum                               21,833              1,030,518
                                                                        7,354,412
PIPELINES (0.78%)
 Questar                                            21,371                758,029
REGIONAL BANKS (2.73%)
 Wachovia                                           42,084              1,925,343
 Wells Fargo                                        12,599                711,340
                                                                        2,636,683
RESPIRATORY PRODUCTS (0.68%)
 Respironics /1/                                    12,620                661,414
RETAIL-APPAREL & SHOE (0.45%)
 Pacific Sunwear of California /1/                  20,190                433,479
RETAIL-DISCOUNT (1.04%)
 Wal-Mart Stores                                    17,580              1,002,060
RETAIL-DRUG STORE (1.49%)
 CVS                                                27,074              1,045,869
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (CONTINUED)
                                                                      $
 Rite Aid /1/                                       79,860                391,314
                                                                        1,437,183
RETAIL-REGIONAL DEPARTMENT STORE (1.92%)
 Federated Department Stores                        29,440              1,442,560
 Neiman Marcus Group                                 8,610                418,790
                                                                        1,861,350
RETAIL-RESTAURANTS (1.23%)
 McDonald's                                         43,850              1,194,036
SAVINGS & LOANS-THRIFTS (0.58%)
 Independence Community Bank                        15,510                565,029
TELECOMMUNICATION SERVICES (0.41%)
 PTEK Holdings /1/                                  38,936                395,979
TELEPHONE-INTEGRATED (2.20%)
 BellSouth                                          19,430                501,488
 IDT /1/                                            17,970                333,164
 Telephone & Data Systems                            1,163                 76,712
 Verizon Communications                             32,241              1,216,775
                                                                        2,128,139
TELEVISION (0.56%)
 Hearst-Argyle Television                           20,480                537,600
TOBACCO (1.06%)
 Altria Group                                       18,540              1,026,745
TOYS (0.84%)
 Hasbro                                             42,830                809,059
TRANSPORT-SERVICES (1.17%)
 FedEx                                              15,680              1,127,549
                                      TOTAL COMMON STOCKS              96,142,121

                                                  Principal
                                                   Amount                Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.40%)
FINANCE-MORTGAGE LOAN/BANKER (0.40%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                   $                  $
  0.90%; 05/03/04                                  385,466                385,446
                                   TOTAL COMMERCIAL PAPER                 385,446
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (99.80%)              96,527,567
CASH AND RECEIVABLES, NET OF LIABILITIES (0.20%)                          191,178
                               TOTAL NET ASSETS (100.00%)             $96,718,745
                                                                      -------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP BLEND FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                      Shares
                                                       Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (97.36%)
ADVERTISING AGENCIES (1.07%)
                                                                          $
 Interpublic Group /1/                                  45,425                712,718
AEROSPACE & DEFENSE (1.04%)
 Raytheon                                               13,667                440,897
 Rockwell Collins                                        7,828                252,453
                                                                              693,350
AEROSPACE & DEFENSE EQUIPMENT (1.32%)
 Alliant Techsystems /1/                                14,847                880,279
AGRICULTURAL OPERATIONS (0.57%)
 Delta & Pine Land                                      15,708                381,076
APPAREL MANUFACTURERS (0.82%)
 Polo Ralph Lauren                                      15,837                547,960
APPLICATIONS SOFTWARE (0.45%)
 Intuit /1/                                              7,010                297,715
AUDIO & VIDEO PRODUCTS (0.63%)
 Polycom /1/                                            21,945                418,711
BEVERAGES-NON-ALCOHOLIC (0.40%)
 Coca-Cola Enterprises                                   9,843                265,761
BROADCASTING SERVICES & PROGRAMMING (1.47%)
 Liberty Media /1/                                      89,515                979,294
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.61%)
 Vulcan Materials                                        8,808                407,282
BUILDING PRODUCTS-AIR & HEATING (0.44%)
 American Standard /1/                                   2,807                295,268
BUILDING PRODUCTS-WOOD (0.33%)
 Rayonier                                                5,676                221,364
CASINO HOTELS (1.03%)
 Harrah's Entertainment                                 12,959                689,160
CASINO SERVICES (0.67%)
 International Game Technology                          11,758                443,747
COMMERCIAL BANKS (5.44%)
 M&T Bank                                                9,165                779,025
 Marshall & Ilsley                                       5,307                195,138
 North Fork Bancorp.                                    15,393                571,388
 SouthTrust                                             11,634                361,585
 TCF Financial                                          31,912              1,581,240
 Westamerica Bancorp.                                    2,777                134,962
                                                                            3,623,338
COMMERCIAL SERVICE-FINANCE (0.89%)
 Dun & Bradstreet /1/                                   11,377                594,448
COMMERCIAL SERVICES (1.73%)
 Arbitron /1/                                           19,011                708,160
 Servicemaster                                          36,653                444,601
                                                                            1,152,761
COMPUTER SERVICES (3.49%)
 Ceridian /1/                                           31,205                667,163
 DST Systems /1/                                        22,132                977,128
 Sungard Data Systems /1/                                8,884                231,606
                                                      Shares
                                                       Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                          $
 Unisys /1/                                             34,617                451,059
                                                                            2,326,956
COMPUTERS-INTEGRATED SYSTEMS (2.45%)
 Diebold                                                 5,020                231,372
 NCR /1/                                                12,178                544,235
 Synopsys /1/                                           32,041                856,456
                                                                            1,632,063
COMPUTERS-MEMORY DEVICES (1.75%)
 Quantum /1/                                            10,294                 32,220
 Storage Technology /1/                                 43,277              1,136,887
                                                                            1,169,107
COMPUTERS-PERIPHERAL EQUIPMENT (2.23%)
 Lexmark International /1/                              16,436              1,486,801
COSMETICS & TOILETRIES (0.32%)
 International Flavors & Fragrances                      5,904                214,020
DATA PROCESSING & MANAGEMENT (1.69%)
 Certegy                                                 7,292                260,908
 Reynolds & Reynolds                                    16,384                467,927
 SEI Investments                                        13,517                399,022
                                                                            1,127,857
DENTAL SUPPLIES & EQUIPMENT (0.89%)
 Dentsply International                                 12,179                590,194
DIVERSIFIED MANUFACTURING OPERATIONS (0.80%)
 ITT Industries                                          2,730                216,462
 Lancaster Colony                                        7,730                319,249
                                                                              535,711
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.56%)
 Viad                                                   14,875                371,280
ELECTRIC-INTEGRATED (2.15%)
 Ameren                                                 17,615                770,128
 Duquesne Light Holdings                                16,468                309,104
 Scana                                                  10,236                352,119
                                                                            1,431,351
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.81%)
 Gentex                                                 13,717                539,490
FOOD-CANNED (0.69%)
 Del Monte Foods /1/                                    41,288                456,645
FOOD-CONFECTIONERY (0.20%)
 Tootsie Roll Industries                                 3,733                130,058
FOOD-DAIRY PRODUCTS (0.52%)
 Dean Foods /1/                                         10,273                344,967
FOOD-MISCELLANEOUS/DIVERSIFIED (0.90%)
 McCormick                                              17,584                600,669
GOLD MINING (0.66%)
 Newmont Mining                                         11,668                436,383
HEALTH CARE COST CONTAINMENT (0.52%)
 First Health Group /1/                                 20,611                344,204
                                                      Shares
                                                       Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (0.86%)
                                                                          $
 Ethan Allen Interiors                                  13,761                572,045
HOSPITAL BEDS & EQUIPMENT (1.12%)
 Hillenbrand Industries                                 11,082                748,035
HOTELS & MOTELS (0.35%)
 Choice Hotels International                             5,135                230,562
INSURANCE BROKERS (2.02%)
 Aon                                                    32,662                851,172
 Arthur J. Gallagher                                    15,263                491,926
                                                                            1,343,098
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.63%)
 Eaton Vance                                             9,348                341,295
 Federated Investors                                    13,799                405,691
 Nuveen Investments                                     13,264                339,956
                                                                            1,086,942
LIFE & HEALTH INSURANCE (1.55%)
 Aflac                                                  11,634                491,304
 Torchmark                                              10,462                544,442
                                                                            1,035,746
LOTTERY SERVICES (1.06%)
 GTECH Holdings                                         11,637                708,926
MACHINERY-GENERAL INDUSTRY (0.38%)
 Dover                                                   6,336                253,630
MACHINERY-PRINT TRADE (0.73%)
 Zebra Technologies /1/                                  6,636                486,352
MACHINERY-PUMPS (0.36%)
 Graco                                                   8,505                239,841
MEDICAL INFORMATION SYSTEM (1.61%)
 IMS Health                                             42,549              1,074,362
MEDICAL INSTRUMENTS (3.80%)
 Beckman Coulter                                        11,643                650,145
 Biomet                                                 14,064                555,528
 Edwards Lifesciences /1/                               17,060                587,888
 Guidant                                                11,732                739,233
                                                                            2,532,794
MEDICAL PRODUCTS (0.94%)
 Becton Dickinson                                       11,778                595,378
 Varian Medical Systems /1/                                382                 32,791
                                                                              628,169
MEDICAL-BIOMEDICAL/GENE (1.08%)
 Biogen Idec /1/                                        12,240                722,160
MEDICAL-DRUGS (0.67%)
 Medimmune /1/                                          18,378                445,483
MEDICAL-HMO (1.19%)
 Anthem /1/                                              3,198                283,279
 Oxford Health Plans                                     9,334                508,143
                                                                              791,422
MEDICAL-HOSPITALS (0.86%)
 Health Management Associates                           17,195                397,720
                                                      Shares
                                                       Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                          $
 Tenet Healthcare /1/                                   14,947                175,777
                                                                              573,497
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.82%)
 Lincare Holdings /1/                                   15,755                547,171
METAL-DIVERSIFIED (0.94%)
 Freeport-McMoran Copper & Gold                         20,532                626,226
MISCELLANEOUS INVESTING (2.40%)
 AMB Property                                           12,619                382,356
 Federal Realty Investment Trust                         8,852                328,232
 Kimco Realty                                           13,813                590,368
 Prologis Trust                                         10,060                295,965
                                                                            1,596,921
MULTI-LINE INSURANCE (0.78%)
 Loews                                                   8,949                519,131
MULTIMEDIA (1.38%)
 Belo                                                   16,385                466,317
 E.W. Scripps                                            4,318                455,765
                                                                              922,082
NETWORKING PRODUCTS (0.56%)
 3Com /1/                                               60,220                370,955
NON-HAZARDOUS WASTE DISPOSAL (2.58%)
 Republic Services                                      44,921              1,294,623
 Waste Management                                       15,006                426,171
                                                                            1,720,794
OFFICE AUTOMATION & EQUIPMENT (0.44%)
 Pitney Bowes                                            6,729                294,394
OIL COMPANY-EXPLORATION & PRODUCTION (2.93%)
 Apache                                                 10,962                458,979
 Burlington Resources                                    7,786                523,764
 Pioneer Natural Resources                              12,780                418,034
 XTO Energy                                             20,575                549,352
                                                                            1,950,129
OIL COMPANY-INTEGRATED (0.95%)
 Marathon Oil                                           18,845                632,438
OIL-FIELD SERVICES (1.26%)
 BJ Services /1/                                        12,295                547,128
 Weatherford International /1/                           6,663                289,707
                                                                              836,835
PAPER & RELATED PRODUCTS (0.62%)
 Boise Cascade                                          12,344                416,363
PHOTO EQUIPMENT & SUPPLIES (0.57%)
 Eastman Kodak                                          14,678                378,546
PIPELINES (1.67%)
 Equitable Resources                                    10,241                481,225
 Questar                                                17,716                628,386
                                                                            1,109,611
POWER CONVERTER & SUPPLY EQUIPMENT (0.99%)
 American Power Conversion                              35,369                659,986
                                                      Shares
                                                       Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (3.31%)
                                                                          $
 Fidelity National Financial                            24,519                897,395
 Leucadia National                                      15,439                760,680
 Mercury General                                        10,726                546,919
                                                                            2,204,994
PUBLISHING-NEWSPAPERS (0.49%)
 Knight Ridder                                           4,195                324,861
REAL ESTATE MANAGEMENT & SERVICES (0.04%)
 LNR Property                                              587                 29,479
REAL ESTATE OPERATOR & DEVELOPER (1.43%)
 Catellus Development                                   17,248                371,694
 Forest City Enterprises                                 2,592                135,925
 St. Joe                                                11,280                442,176
                                                                              949,795
REINSURANCE (1.73%)
 Everest Re Group                                       13,551              1,154,274
RETAIL-APPAREL & SHOE (0.66%)
 Ross Stores                                            14,333                437,156
RETAIL-DISCOUNT (1.39%)
 Costco Wholesale /1/                                   12,799                479,322
 TJX                                                    18,270                448,894
                                                                              928,216
RETAIL-HOME FURNISHINGS (0.40%)
 Pier 1 Imports                                         13,014                268,869
RETAIL-JEWELRY (0.44%)
 Tiffany                                                 7,486                291,954
RETAIL-REGIONAL DEPARTMENT STORE (0.73%)
 Neiman Marcus Group                                    10,067                489,659
RETAIL-RESTAURANTS (0.82%)
 Yum! Brands /1/                                        14,157                549,150
SAVINGS & LOANS-THRIFTS (1.03%)
 Charter One Financial                                  20,513                684,519
TELECOMMUNICATION EQUIPMENT (1.16%)
 Comverse Technology /1/                                47,268                773,304
TELEPHONE-INTEGRATED (1.44%)
 Citizens Communications /1/                            36,399                474,643
 IDT /1/                                                15,745                292,699
 Telephone & Data Systems                                2,878                189,833
                                                                              957,175
TEXTILE-HOME FURNISHINGS (1.06%)
 Mohawk Industries /1/                                   9,188                708,762
TOBACCO (1.31%)
 UST                                                    23,368                869,523
TOYS (0.68%)
 Mattel                                                 26,547                450,237
                                                      Shares
                                                       Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (0.60%)
                                                                          $
 Heartland Express                                      16,252                398,987
                                          TOTAL COMMON STOCKS              64,867,548

                                                     Principal
                                                      Amount                 Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.00%)
FINANCE-MORTGAGE LOAN/BANKER (3.00%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                     $                    $
  0.90%; 05/03/04                                    2,001,648              2,001,548
                                       TOTAL COMMERCIAL PAPER               2,001,548
                                                                          -----------

                        TOTAL PORTFOLIO INVESTMENTS (100.36%)              66,869,096
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.36%)                            (238,578)
                                   TOTAL NET ASSETS (100.00%)             $66,630,518
                                                                          --------------


 /1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                                                 Shares
                                                                                  Held                   Value
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.92%)
AEROSPACE & DEFENSE EQUIPMENT (0.98%)
                                                                                                      $
 Alliant Techsystems /1/                                                           3,404                  201,823
AGRICULTURAL OPERATIONS (0.85%)
 Monsanto                                                                          5,021                  173,676
APPLIANCES (0.89%)
 Whirlpool                                                                         2,790                  182,773
APPLICATIONS SOFTWARE (0.77%)
 Citrix Systems /1/                                                                8,237                  156,915
AUDIO & VIDEO PRODUCTS (0.65%)
 Polycom /1/                                                                       6,974                  133,064
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.30%)
 Autoliv                                                                           6,278                  267,003
BEVERAGES-NON-ALCOHOLIC (1.39%)
 Coca-Cola Enterprises                                                            10,561                  285,147
BUILDING PRODUCTS-AIR & HEATING (1.14%)
 American Standard /1/                                                             2,217                  233,206
CASINO HOTELS (0.78%)
 Ameristar Casinos                                                                 5,015                  159,076
CASINO SERVICES (1.40%)
 International Game Technology                                                     7,600                  286,824
CELLULAR TELECOMMUNICATIONS (0.73%)
 Western Wireless /1/                                                              7,157                  149,009
COMMERCIAL BANKS (1.21%)
 North Fork Bancorp.                                                               6,697                  248,593
COMMERCIAL SERVICE-FINANCE (1.30%)
 Dun & Bradstreet /1/                                                              5,104                  266,684
COMPUTER AIDED DESIGN (0.79%)
 Autodesk                                                                          4,824                  161,604
COMPUTER SERVICES (1.04%)
 Cognizant Technology Solutions /1/                                                4,910                  212,407
COMPUTERS-MEMORY DEVICES (0.77%)
 Veritas Software /1/                                                              5,934                  158,260
COMPUTERS-PERIPHERAL EQUIPMENT (1.37%)
 Lexmark International /1/                                                         3,106                  280,969
CONTAINERS-METAL & GLASS (1.22%)
 Ball                                                                              3,796                  250,536
COSMETICS & TOILETRIES (1.02%)
 Colgate-Palmolive                                                                 3,607                  208,773
DATA PROCESSING & MANAGEMENT (2.28%)
 Fiserv /1/                                                                        5,719                  209,087
 Global Payments                                                                   5,394                  258,804
                                                                                                          467,891
DIAGNOSTIC EQUIPMENT (1.00%)
 Gen-Probe /1/                                                                     6,155                  205,208
                                                                                 Shares
                                                                                  Held                   Value
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISPOSABLE MEDICAL PRODUCTS (1.53%)
                                                                                                      $
 C.R. Bard                                                                         2,955                  314,028
DIVERSIFIED MANUFACTURING OPERATIONS (2.42%)
 Carlisle                                                                          4,257                  252,227
 ITT Industries                                                                    3,068                  243,262
                                                                                                          495,489
E-COMMERCE-PRODUCTS (1.13%)
 Amazon.com /1/                                                                    5,343                  232,207
ELECTRIC-GENERATION (0.92%)
 AES /1/                                                                          21,741                  188,494
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.09%)
 Sanmina /1/                                                                      22,280                  223,246
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.83%)
 Altera /1/                                                                       14,506                  290,265
 ESS Technology /1/                                                                4,959                   53,161
 International Rectifier /1/                                                       2,317                   91,846
 Microsemi /1/                                                                    11,206                  121,809
 OmniVision Technologies /1/                                                       8,266                  184,348
 PMC - Sierra /1/                                                                  3,647                   44,311
                                                                                                          785,740
ELECTRONIC FORMS (1.85%)
 Adobe Systems                                                                     9,174                  379,253
ELECTRONIC MEASUREMENT INSTRUMENTS (0.93%)
 Agilent Technologies /1/                                                          7,042                  190,204
ELECTRONIC PARTS DISTRIBUTION (1.07%)
 Arrow Electronics /1/                                                             8,662                  218,975
ENGINES-INTERNAL COMBUSTION (1.17%)
 Briggs & Stratton                                                                 3,428                  239,960
FINANCE-CREDIT CARD (1.03%)
 Capital One Financial                                                             3,211                  210,417
GOLD MINING (0.74%)
 Newmont Mining                                                                    4,064                  151,994
HEALTH CARE COST CONTAINMENT (2.12%)
 Caremark Rx /1/                                                                  12,855                  435,142
HOTELS & MOTELS (0.96%)
 Starwood Hotels & Resorts Worldwide                                               4,952                  197,040
INTERNET BROKERS (0.67%)
 E*trade Group /1/                                                                12,107                  137,536
INTERNET INFRASTRUCTURE SOFTWARE (0.36%)
 F5 Networks /1/                                                                   2,916                   74,066
INTERNET SECURITY (2.86%)
 CheckFree /1/                                                                     6,500                  195,260
 Symantec /1/                                                                      8,674                  390,764
                                                                                                          586,024
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.44%)
 Eaton Vance                                                                       8,099                  295,695
                                                                                 Shares
                                                                                  Held                   Value
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-PUMPS (1.13%)
                                                                                                      $
 Graco                                                                             8,203                  231,325
MEDICAL INFORMATION SYSTEM (1.54%)
 IMS Health                                                                       12,526                  316,282
MEDICAL INSTRUMENTS (2.26%)
 Beckman Coulter                                                                   5,247                  292,993
 St. Jude Medical /1/                                                              2,221                  169,373
                                                                                                          462,366
MEDICAL PRODUCTS (1.78%)
 Zimmer Holdings /1/                                                               4,570                  364,915
MEDICAL-BIOMEDICAL/GENE (2.25%)
 Chiron /1/                                                                        4,841                  224,622
 Invitrogen /1/                                                                    3,281                  236,987
                                                                                                          461,609
MEDICAL-DRUGS (0.91%)
 IVAX /1/                                                                          8,717                  185,672
MEDICAL-GENERIC DRUGS (2.43%)
 Barr Laboratories /1/                                                             4,926                  204,035
 Mylan Laboratories                                                               12,822                  293,752
                                                                                                          497,787
MEDICAL-HMO (2.21%)
 Aetna                                                                             3,078                  254,704
 UnitedHealth Group                                                                3,227                  198,396
                                                                                                          453,100
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.28%)
 Select Medical                                                                   13,829                  262,060
MULTI-LINE INSURANCE (0.99%)
 Hartford Financial Services                                                       3,327                  203,213
NETWORKING PRODUCTS (1.32%)
 Foundry Networks /1/                                                              6,075                   68,647
 Network Appliance /1/                                                            10,817                  201,413
                                                                                                          270,060
OFFICE FURNISHINGS-ORIGINAL (1.22%)
 HON Industries                                                                    6,739                  249,410
OIL COMPANY-EXPLORATION & PRODUCTION (3.54%)
 Chesapeake Energy                                                                18,859                  259,311
 Newfield Exploration /1/                                                          3,547                  186,856
 XTO Energy                                                                       10,487                  280,003
                                                                                                          726,170
OIL REFINING & MARKETING (1.02%)
 Valero Energy                                                                     3,287                  209,579
PAPER & RELATED PRODUCTS (0.97%)
 Louisiana-Pacific                                                                 8,414                  198,486
PUBLICLY TRADED INVESTMENT FUND (2.47%)
 iShares Russell Midcap Growth
  Index Fund                                                                       3,375                  253,631
 iShares S&P MidCap 400/BARRA Growth Index Fund                                    2,100                  253,428
                                                                                                          507,059
                                                                                 Shares
                                                                                  Held                   Value
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-BOOKS (1.18%)
                                                                                                      $
 John Wiley & Sons /1/                                                             7,889                  241,403
PUBLISHING-NEWSPAPERS (1.29%)
 Dow Jones                                                                         5,724                  263,819
RETAIL-APPAREL & SHOE (1.01%)
 Aeropostale /1/                                                                   9,416                  207,047
RETAIL-ARTS & CRAFTS (1.49%)
 Michaels Stores                                                                   6,099                  305,133
RETAIL-AUTO PARTS (1.49%)
 Advance Auto Parts /1/                                                            7,092                  306,020
RETAIL-BOOKSTORE (1.50%)
 Borders Group                                                                    12,864                  308,350
RETAIL-DISCOUNT (1.32%)
 Dollar General                                                                   14,457                  271,213
RETAIL-DRUG STORE (0.92%)
 Rite Aid /1/                                                                     38,306                  187,699
RETAIL-HAIR SALONS (0.90%)
 Regis                                                                             4,231                  183,710
RETAIL-RESTAURANTS (2.65%)
 Wendy's International                                                             5,039                  196,521
 Yum! Brands /1/                                                                   8,912                  345,696
                                                                                                          542,217
SCHOOLS (1.32%)
 Strayer Education                                                                 2,159                  269,810
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.95%)
 Cypress Semiconductor /1/                                                        13,960                  195,021
SEMICONDUCTOR EQUIPMENT (1.94%)
 Lam Research /1/                                                                  8,228                  182,168
 Mykrolis /1/                                                                      8,299                  120,750
 Varian Semiconductor Equipment  Associates /1/                                    2,880                   93,773
                                                                                                          396,691
TELECOMMUNICATION EQUIPMENT (0.87%)
 Adtran                                                                            7,306                  179,070
TELECOMMUNICATION SERVICES (0.00%)
 McLeodUSA /1/ /2/                                                               109,825                        -
THERAPEUTICS (1.23%)
 Tanox /1/                                                                        14,761                  251,675
TRANSPORT-SERVICES (0.54%)
 Pacer International /1/                                                           5,930                  111,484
                                                                     TOTAL COMMON STOCKS               19,864,406

                                                                                Principal
                                                                                 Amount                  Value
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.80%)
FINANCE-MORTGAGE LOAN/BANKER (2.80%)

 Investment in Joint Trading Account; Federal Home Loan Bank
                                                                                 $                    $
  0.90%; 05/03/04                                                                573,630                  573,601
                                                                  TOTAL COMMERCIAL PAPER                  573,601
                                                                                                      -----------

                                                    TOTAL PORTFOLIO INVESTMENTS (99.72%)               20,438,007
CASH AND RECEIVABLES, NET OF LIABILITIES (0.28%)                                                           58,195
                                                              TOTAL NET ASSETS (100.00%)              $20,496,202
                                                                                                      --------------


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (95.28%)
AEROSPACE & DEFENSE (0.15%)
                                                                        $
 Titan /1/                                             3,862                 74,150
AEROSPACE & DEFENSE EQUIPMENT (0.26%)
 Alliant Techsystems /1/                               1,846                109,449
 Sequa /1/                                               495                 24,171
                                                                            133,620
AGRICULTURAL CHEMICALS (0.14%)
 IMC Global                                            5,457                 68,594
AIRLINES (0.32%)
 Alaska Air Group /1/                                  1,267                 28,039
 JetBlue Airways /1/                                   4,839                133,943
                                                                            161,982
APPAREL MANUFACTURERS (0.74%)
 Coach /1/                                             8,849                376,967
APPLICATIONS SOFTWARE (0.31%)
 Keane /1/                                             3,037                 43,126
 National Instruments                                  3,711                113,408
                                                                            156,534
AUCTION HOUSE & ART DEALER (0.07%)
 Sotheby's Holdings /1/                                2,925                 37,996
AUDIO & VIDEO PRODUCTS (0.64%)
 Harman International Industries                       3,124                236,956
 Polycom /1/                                           4,703                 89,733
                                                                            326,689
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.91%)
 ArvinMeritor                                          3,286                 67,987
 BorgWarner                                            1,300                106,522
 Lear                                                  3,245                196,712
 Modine Manufacturing                                  1,627                 44,742
 Superior Industries International                     1,269                 43,248
                                                                            459,211
BATTERIES & BATTERY SYSTEMS (0.33%)
 Energizer Holdings /1/                                3,861                167,181
BEVERAGES-NON-ALCOHOLIC (0.27%)
 PepsiAmericas                                         6,915                138,507
BEVERAGES-WINE & SPIRITS (0.33%)
 Constellation Brands /1/                              5,020                166,313
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.11%)
 Dycom Industries /1/                                  2,287                 53,927
BUILDING PRODUCTS-AIR & HEATING (0.15%)
 York International                                    1,900                 74,480
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.20%)
 Martin Marietta Materials                             2,320                100,340
BUILDING PRODUCTS-WOOD (0.18%)
 Rayonier                                              2,316                 90,324
BUILDING-HEAVY CONSTRUCTION (0.08%)
 Granite Construction                                  1,969                 39,085
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-MAINTENANCE & SERVICE (0.10%)
                                                                        $
 Rollins                                               2,139                 50,801
BUILDING-RESIDENTIAL & COMMERCIAL (1.97%)
 DR Horton                                            11,032                317,722
 Hovnanian Enterprises /1/                             2,880                103,594
 Lennar                                                7,373                345,425
 Ryland Group                                          1,175                 92,766
 Toll Brothers /1/                                     3,476                137,545
                                                                            997,052
CAPACITORS (0.10%)
 Kemet /1/                                             4,099                 50,746
CASINO HOTELS (0.87%)
 Boyd Gaming                                           3,102                 72,897
 Caesars Entertainment /1/                            14,368                190,376
 Mandalay Resort Group                                 3,077                176,774
                                                                            440,047
CELLULAR TELECOMMUNICATIONS (0.08%)
 Price Communications /1/                              2,564                 40,562
CHEMICALS-DIVERSIFIED (0.52%)
 FMC /1/                                               1,673                 71,755
 Lyondell Chemical                                     8,385                137,095
 Olin                                                  3,276                 56,576
                                                                            265,426
CHEMICALS-SPECIALTY (0.95%)
 Albemarle                                             1,964                 57,447
 Cabot                                                 2,927                 98,932
 Cabot Microelectronics /1/                            1,175                 34,698
 Crompton                                              5,275                 32,810
 Cytec Industries                                      1,856                 72,978
 Ferro                                                 1,957                 50,667
 Lubrizol                                              2,446                 77,783
 Minerals Technologies                                   966                 56,656
                                                                            481,971
COAL (0.42%)
 Arch Coal                                             2,496                 76,402
 Peabody Energy                                        2,912                136,544
                                                                            212,946
COATINGS & PAINT (0.40%)
 RPM                                                   5,489                 82,774
 Valspar                                               2,406                119,458
                                                                            202,232
COMMERCIAL BANKS (4.75%)
 Associated Banc                                       3,474                142,260
 Bank of Hawaii                                        2,593                113,366
 Banknorth Group                                       7,720                236,464
 City National                                         2,321                143,090
 Colonial BancGroup                                    6,023                103,776
 Commerce Bancorp.                                     3,595                204,951
 Compass Bancshares                                    5,771                221,375
 Cullen/Frost Bankers                                  2,455                106,301
 FirstMerit                                            4,018                 94,664
 Greater Bay Bancorp                                   2,507                 71,123
 Hibernia                                              7,358                160,331
 Mercantile Bankshares                                 3,775                162,023
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                        $
 National Commerce Financial                           9,718                258,402
 Provident Financial Group                             2,318                 91,283
 Silicon Valley Bancshares /1/                         1,647                 56,591
 TCF Financial                                         3,363                166,637
 Westamerica Bancorp.                                  1,548                 75,233
                                                                          2,407,870
COMMERCIAL SERVICE-FINANCE (0.36%)
 Dun & Bradstreet /1/                                  3,447                180,106
COMMERCIAL SERVICES (0.12%)
 Plexus /1/                                            2,037                 29,292
 Quanta Services /1/                                   5,527                 30,233
                                                                             59,525
COMPUTER AIDED DESIGN (0.32%)
 Cadence Design Systems /1/                           12,472                159,891
COMPUTER SERVICES (1.07%)
 BISYS Group /1/                                       5,706                 82,737
 Ceridian /1/                                          7,083                151,434
 Cognizant Technology Solutions /1/                    3,029                131,035
 DST Systems /1/                                       3,956                174,657
                                                                            539,863
COMPUTERS-INTEGRATED SYSTEMS (1.02%)
 Diebold                                               3,456                159,287
 Jack Henry & Associates                               4,249                 77,289
 McData /1/                                            5,545                 29,555
 Mentor Graphics /1/                                   3,233                 53,636
 Synopsys /1/                                          7,422                198,390
                                                                            518,157
COMPUTERS-MEMORY DEVICES (0.67%)
 Quantum /1/                                           8,533                 26,708
 SanDisk /1/                                           7,545                174,365
 Storage Technology /1/                                5,244                137,760
                                                                            338,833
CONSULTING SERVICES (0.14%)
 Gartner /1/                                           6,129                 73,180
CONSUMER PRODUCTS-MISCELLANEOUS (0.44%)
 Blyth                                                 2,154                 70,026
 Scotts /1/                                            1,536                101,299
 Tupperware                                            2,786                 52,182
                                                                            223,507
CONTAINERS-PAPER & PLASTIC (0.49%)
 Longview Fibre                                        2,422                 25,383
 Packaging Corp. of America                            4,998                109,856
 Sonoco Products                                       4,628                115,052
                                                                            250,291
DATA PROCESSING & MANAGEMENT (1.53%)
 Acxiom                                                4,055                 93,833
 Certegy                                               3,051                109,165
 Choicepoint /1/                                       4,145                182,048
 CSG Systems International /1/                         2,481                 41,656
 Fair, Isaac                                           3,343                112,726
 Reynolds & Reynolds                                   3,170                 90,535
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (CONTINUED)
                                                                        $
 SEI Investments                                       4,998                147,541
                                                                            777,504
DECISION SUPPORT SOFTWARE (0.07%)
 Wind River Systems /1/                                3,808                 35,643
DENTAL SUPPLIES & EQUIPMENT (0.83%)
 Dentsply International                                3,752                181,822
 Patterson Dental /1/                                  3,235                238,419
                                                                            420,241
DIAGNOSTIC EQUIPMENT (0.22%)
 Cytyc /1/                                             5,190                111,066
DIRECT MARKETING (0.28%)
 Catalina Marketing /1/                                2,533                 41,997
 Harte-Hanks                                           4,144                 99,290
                                                                            141,287
DISTRIBUTION-WHOLESALE (1.06%)
 CDW                                                   3,946                246,586
 Fastenal                                              3,597                197,367
 Tech Data /1/                                         2,701                 91,834
                                                                            535,787
DIVERSIFIED MANUFACTURING OPERATIONS (1.59%)
 Brink's                                               2,572                 71,321
 Carlisle                                              1,464                 86,742
 Federal Signal                                        2,275                 41,405
 Harsco                                                1,937                 84,318
 Lancaster Colony                                      1,696                 70,045
 Pentair                                               2,341                139,500
 SPX                                                   3,576                158,596
 Teleflex                                              1,882                 85,913
 Trinity Industries                                    2,221                 67,274
                                                                            805,114
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.21%)
 Viad                                                  4,189                104,557
ELECTRIC PRODUCTS-MISCELLANEOUS (0.17%)
 Ametek                                                3,165                 83,872
ELECTRIC-INTEGRATED (4.40%)
 ALLETE                                                4,122                142,415
 Alliant Energy                                        5,249                130,490
 Black Hills                                           1,525                 46,650
 DPL /2/                                               5,997                105,667
 Duquesne Light Holdings                               3,570                 67,009
 Energy East                                           6,924                163,060
 Great Plains Energy                                   3,283                102,462
 Hawaiian Electric Industries                          1,884                 93,748
 Idacorp                                               1,809                 53,637
 MDU Resources Group                                   5,535                123,984
 Northeast Utilities                                   6,038                110,797
 NSTAR                                                 2,514                121,678
 OGE Energy                                            4,121                 99,110
 Pepco Holdings                                        8,125                153,888
 PNM Resources                                         1,908                 55,675
 Puget Energy                                          4,702                103,256
 Scana                                                 5,250                180,600
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                        $
 Sierra Pacific Resources /1/                          5,555                 39,329
 Westar Energy                                         3,933                 80,273
 Wisconsin Energy                                      5,620                176,468
 WPS Resources                                         1,716                 78,610
                                                                          2,228,806
ELECTRONIC COMPONENTS & ACCESSORIES (0.16%)
 Integrated Circuit Systems /1/                        3,427                 81,186
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.54%)
 Gentex                                                3,652                143,633
 Vishay Intertechnology /1/                            7,607                132,362
                                                                            275,995
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.84%)
 Cree /1/                                              3,496                 64,851
 Fairchild Semiconductor International /1/             5,582                108,682
 International Rectifier /1/                           3,117                123,558
 Intersil Holding                                      6,587                130,093
 Lattice Semiconductor /1/                             5,346                 38,064
 Microchip Technology                                  9,866                276,445
 Semtech /1/                                           3,499                 73,549
 Silicon Laboratories /1/                              2,430                114,574
                                                                            929,816
ELECTRONIC PARTS DISTRIBUTION (0.51%)
 Arrow Electronics /1/                                 5,335                134,869
 Avnet /1/                                             5,697                123,283
                                                                            258,152
ELECTRONICS-MILITARY (0.61%)
 L-3 Communications Holdings                           4,995                308,391
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.22%)
 Jacobs Engineering Group /1/                          2,651                110,573
ENTERPRISE SOFTWARE & SERVICE (0.31%)
 Advent Software /1/                                   1,554                 29,029
 Ascential Software /1/                                2,817                 47,889
 Sybase /1/                                            4,585                 78,403
                                                                            155,321
ENTERTAINMENT SOFTWARE (0.19%)
 Activision /1/                                        6,402                 96,414
FIDUCIARY BANKS (0.45%)
 Investors Financial Services                          3,126                121,508
 Wilmington Trust                                      3,129                108,795
                                                                            230,303
FILTRATION & SEPARATION PRODUCTS (0.22%)
 Donaldson                                             4,104                112,573
FINANCE-AUTO LOANS (0.24%)
 AmeriCredit /1/                                       7,447                120,716
FINANCE-INVESTMENT BANKER & BROKER (1.25%)
 A.G. Edwards                                          3,797                138,932
 Jefferies Group                                       2,611                 89,035
 LaBranche                                             2,835                 27,698
 Legg Mason                                            3,146                289,621
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                        $
 Raymond James Financial                               3,475                 87,292
                                                                            632,578
FINANCIAL GUARANTEE INSURANCE (0.79%)
 PMI Group                                             4,448                191,397
 Radian Group /1/                                      4,452                207,063
                                                                            398,460
FOOD-BAKING (0.05%)
 Interstate Bakeries                                   2,126                 24,024
FOOD-CONFECTIONERY (0.42%)
 J.M. Smucker                                          2,373                124,108
 Tootsie Roll Industries                               2,519                 87,762
                                                                            211,870
FOOD-DAIRY PRODUCTS (0.49%)
 Dean Foods /1/                                        7,397                248,391
FOOD-MEAT PRODUCTS (0.67%)
 Hormel Foods                                          6,574                200,441
 Smithfield Foods /1/                                  5,248                139,597
                                                                            340,038
FOOD-MISCELLANEOUS/DIVERSIFIED (0.09%)
 Sensient Technologies                                 2,213                 45,278
FOOD-RETAIL (0.54%)
 Ruddick                                               2,197                 44,819
 Whole Foods Market                                    2,889                231,091
                                                                            275,910
FOOTWEAR & RELATED APPAREL (0.20%)
 Timberland /1/                                        1,653                103,676
GAS-DISTRIBUTION (0.67%)
 AGL Resources                                         3,062                 87,573
 ONEOK                                                 4,846                101,524
 Vectren                                               3,593                 86,771
 WGL Holdings                                          2,306                 65,213
                                                                            341,081
GOLF (0.12%)
 Callaway Golf                                         3,582                 60,787
HAZARDOUS WASTE DISPOSAL (0.19%)
 Stericycle /1/                                        1,995                 95,401
HEALTH CARE COST CONTAINMENT (0.15%)
 First Health Group /1/                                4,474                 74,716
HOME FURNISHINGS (0.15%)
 Furniture Brands International                        2,645                 74,430
HOSPITAL BEDS & EQUIPMENT (0.39%)
 Hillenbrand Industries                                2,940                198,450
HOTELS & MOTELS (0.18%)
 Extended Stay America                                 4,604                 89,548
HUMAN RESOURCES (0.64%)
 Kelly Services                                        1,649                 49,008
 Korn/Ferry International /1/                          1,783                 26,710
 Manpower                                              4,200                196,980
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (CONTINUED)
                                                                        $
 MPS Group /1/                                         4,951                 54,164
                                                                            326,862
INDUSTRIAL GASES (0.15%)
 Airgas                                                3,473                 76,927
INSTRUMENTS-SCIENTIFIC (0.13%)
 Varian /1/                                            1,651                 67,757
INSURANCE (0.19%)
 HCC Insurance Holdings                                3,025                 96,860
INSURANCE BROKERS (0.52%)
 Arthur J. Gallagher                                   4,267                137,525
 Brown & Brown                                         3,255                126,978
                                                                            264,503
INTERNET FINANCIAL SERVICES (0.17%)
 IndyMac Bancorp                                       2,636                 84,774
INTERNET INFRASTRUCTURE EQUIPMENT (0.14%)
 Avocent /1/                                           2,264                 72,652
INTERNET INFRASTRUCTURE SOFTWARE (0.04%)
 Retek /1/                                             2,591                 18,085
INTERNET SECURITY (0.61%)
 CheckFree /1/                                         3,791                113,882
 Internet Security Systems /1/                         2,360                 31,364
 Network Associates /1/                                7,654                120,015
 RSA Security /1/                                      2,853                 45,705
                                                                            310,966
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.40%)
 Eaton Vance                                           3,245                118,475
 Waddell & Reed Financial                              3,906                 86,830
                                                                            205,305
LIFE & HEALTH INSURANCE (0.69%)
 AmerUs Group                                          1,857                 71,680
 Mony Group /1/                                        2,376                 73,537
 Protective Life                                       3,267                117,482
 Stancorp Financial Group                              1,384                 85,628
                                                                            348,327
LOTTERY SERVICES (0.34%)
 GTECH Holdings                                        2,801                170,637
MACHINERY TOOLS & RELATED PRODUCTS (0.15%)
 Kennametal                                            1,719                 74,192
MACHINERY-FARM (0.16%)
 AGCO /1/                                              4,180                 80,465
MACHINERY-GENERAL INDUSTRY (0.18%)
 Nordson                                               1,640                 56,678
 Tecumseh Products                                       876                 34,050
                                                                             90,728
MACHINERY-PRINT TRADE (0.45%)
 Imation                                               1,675                 65,275
 Zebra Technologies /1/                                2,252                165,049
                                                                            230,324
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-PUMPS (0.29%)
                                                                        $
 Flowserve /1/                                         2,620                 55,989
 Graco                                                 3,237                 91,284
                                                                            147,273
MEDICAL INSTRUMENTS (0.78%)
 Apogent Technologies /1/                              4,198                136,099
 Beckman Coulter                                       2,923                163,220
 Edwards Lifesciences /1/                              2,810                 96,833
                                                                            396,152
MEDICAL LABORATORY & TESTING SERVICE (0.20%)
 Covance /1/                                           2,974                100,343
MEDICAL LASER SYSTEMS (0.10%)
 VISX /1/                                              2,291                 50,150
MEDICAL PRODUCTS (0.84%)
 Henry Schein /1/                                      2,069                145,802
 Varian Medical Systems /1/                            3,250                278,980
                                                                            424,782
MEDICAL STERILIZATION PRODUCT (0.14%)
 Steris /1/                                            3,310                 73,350
MEDICAL-BIOMEDICAL/GENE (0.83%)
 Charles River Laboratories International
  /1/                                                  2,170                 99,820
 Millennium Pharmaceuticals /1/                       14,284                214,117
 Protein Design Labs /1/                               4,443                108,765
                                                                            422,702
MEDICAL-DRUGS (1.45%)
 Cephalon /1/                                          2,638                150,129
 IVAX /1/                                              9,313                198,367
 Perrigo                                               3,325                 71,720
 Sepracor /1/                                          4,025                192,435
 Valeant Pharmaceuticals International                 3,939                 90,991
 Vertex Pharmaceuticals /1/                            3,684                 31,830
                                                                            735,472
MEDICAL-GENERIC DRUGS (0.52%)
 Barr Laboratories /1/                                 4,788                198,319
 Pharmaceutical Resources /1/                          1,613                 65,004
                                                                            263,323
MEDICAL-HMO (1.32%)
 Coventry Health Care /1/                              4,272                178,741
 Health Net /1/                                        5,388                137,071
 Oxford Health Plans                                   3,925                213,677
 Pacificare Health Systems /1/                         3,961                141,645
                                                                            671,134
MEDICAL-HOSPITALS (0.84%)
 Community Health Systems /1/                          4,669                120,414
 LifePoint Hospitals /1/                               1,787                 63,903
 Triad Hospitals /1/                                   3,571                121,450
 Universal Health Services                             2,748                120,637
                                                                            426,404
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.46%)
 Apria Healthcare Group /1/                            2,420                 69,793
 Lincare Holdings /1/                                  4,663                161,946
                                                                            231,739
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.27%)
                                                                        $
 Precision Castparts                                   3,063                137,866
MISCELLANEOUS INVESTING (1.51%)
 AMB Property                                          3,876                117,443
 Highwoods Properties                                  2,519                 56,803
 Hospitality Properties Trust                          3,157                123,376
 Liberty Property Trust                                3,964                144,884
 Mack-Cali Realty                                      2,848                106,373
 New Plan Excel Realty Trust                           4,717                105,850
 United Dominion Realty Trust                          6,011                107,897
                                                                            762,626
MOTION PICTURES & SERVICES (0.08%)
 Macrovision /1/                                       2,320                 39,069
MULTI-LINE INSURANCE (1.09%)
 Allmerica Financial /1/                               2,514                 87,387
 American Financial Group                              3,461                106,253
 Horace Mann Educators                                 2,025                 31,610
 Old Republic International                            8,595                199,576
 Unitrin                                               3,216                127,514
                                                                            552,340
MULTIMEDIA (0.47%)
 Belo                                                  5,486                156,132
 Media General                                         1,116                 80,218
                                                                            236,350
NETWORKING PRODUCTS (0.22%)
 3Com /1/                                             18,139                111,736
NON-HAZARDOUS WASTE DISPOSAL (0.43%)
 Republic Services                                     7,511                216,467
OFFICE FURNISHINGS-ORIGINAL (0.38%)
 Herman Miller                                         3,452                 90,718
 HON Industries                                        2,761                102,185
                                                                            192,903
OIL & GAS DRILLING (1.01%)
 Ensco International                                   7,156                195,860
 Helmerich & Payne                                     2,381                 64,263
 Patterson-UTI Energy /1/                              3,921                141,901
 Pride International /1/                               6,431                108,491
                                                                            510,515
OIL COMPANY-EXPLORATION & PRODUCTION (2.47%)
 Forest Oil /1/                                        2,531                 66,439
 Murphy Oil                                            4,355                298,318
 Newfield Exploration /1/                              2,636                138,864
 Noble Energy                                          2,691                124,055
 Pioneer Natural Resources                             5,658                185,073
 Pogo Producing                                        3,025                149,193
 XTO Energy                                           10,921                291,591
                                                                          1,253,533
OIL FIELD MACHINERY & EQUIPMENT (1.32%)
 Cooper Cameron /1/                                    2,560                123,776
 FMC Technologies /1/                                  3,140                 85,565
 Grant Prideco /1/                                     5,756                 87,779
 National-Oilwell /1/                                  4,032                112,574
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (CONTINUED)
                                                                        $
 Smith International /1/                               4,747                259,898
                                                                            669,592
OIL-FIELD SERVICES (0.97%)
 Hanover Compressor /1/                                3,489                 42,915
 Tidewater                                             2,872                 81,019
 Varco International /1/                               4,627                 95,732
 Weatherford International /1/                         6,225                270,663
                                                                            490,329
PAPER & RELATED PRODUCTS (0.36%)
 Bowater                                               2,626                110,161
 P.H. Glatfelter                                       2,075                 23,302
 Potlatch                                              1,363                 51,630
                                                                            185,093
PHARMACY SERVICES (0.40%)
 Omnicare                                              4,856                201,427
PIPELINES (0.99%)
 Aquila /1/                                            9,253                 39,325
 Equitable Resources                                   2,923                137,352
 National Fuel Gas                                     3,877                 94,948
 Questar                                               3,937                139,645
 Western Gas Resources                                 1,622                 88,318
                                                                            499,588
POULTRY (0.62%)
 Tyson Foods                                          16,716                313,258
POWER CONVERTER & SUPPLY EQUIPMENT (0.25%)
 Hubbell                                               2,832                127,270
PRINTING-COMMERCIAL (0.26%)
 Banta                                                 1,211                 53,865
 Valassis Communications /1/                           2,468                 76,261
                                                                            130,126
PROPERTY & CASUALTY INSURANCE (1.51%)
 Fidelity National Financial                           7,731                282,955
 First American                                        3,709                100,588
 Leucadia National                                     3,302                162,689
 Ohio Casualty /1/                                     2,889                 56,682
 W.R. Berkley                                          3,954                160,137
                                                                            763,051
PUBLICLY TRADED INVESTMENT FUND (4.85%)
 iShares S&P MidCap 400 Fund                          21,070              2,456,341
PUBLISHING-BOOKS (0.10%)
 Scholastic /1/                                        1,869                 53,005
PUBLISHING-NEWSPAPERS (1.02%)
 Lee Enterprises                                       2,131                101,819
 Washington Post                                         452                415,840
                                                                            517,659
PUBLISHING-PERIODICALS (0.13%)
 Readers Digest Association                            4,697                 67,308
RACETRACKS (0.21%)
 International Speedway                                2,523                106,294
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RADIO (0.62%)
                                                                        $
 Emmis Communications /1/                              2,625                 61,425
 Entercom Communications /1/                           2,441                111,310
 Westwood One /1/                                      4,739                139,990
                                                                            312,725
RECREATIONAL VEHICLES (0.15%)
 Thor Industries                                       2,729                 76,030
REINSURANCE (0.44%)
 Everest Re Group                                      2,629                223,938
RENTAL-AUTO & EQUIPMENT (0.35%)
 Rent-A-Center /1/                                     3,835                112,250
 United Rentals /1/                                    3,653                 62,832
                                                                            175,082
RESORTS & THEME PARKS (0.06%)
 Six Flags /1/                                         4,391                 32,625
RETAIL-APPAREL & SHOE (1.83%)
 Abercrombie & Fitch                                   4,573                143,821
 American Eagle Outfitters /1/                         3,375                 86,704
 AnnTaylor Stores /1/                                  2,145                 86,937
 Chico's FAS /1/                                       4,130                168,215
 Claire's Stores                                       4,654                 94,849
 Pacific Sunwear of California /1/                     3,728                 80,040
 Payless ShoeSource /1/                                3,227                 45,662
 Ross Stores                                           7,169                218,654
                                                                            924,882
RETAIL-ARTS & CRAFTS (0.32%)
 Michaels Stores                                       3,216                160,896
RETAIL-AUTO PARTS (0.23%)
 O'Reilly Automotive /1/                               2,574                115,547
RETAIL-AUTOMOBILE (0.41%)
 Carmax /1/                                            4,919                127,501
 Copart /1/                                            4,218                 79,973
                                                                            207,474
RETAIL-BOOKSTORE (0.37%)
 Barnes & Noble /1/                                    3,230                 96,480
 Borders Group                                         3,707                 88,857
                                                                            185,337
RETAIL-DISCOUNT (0.45%)
 BJ's Wholesale Club /1/                               3,308                 80,153
 Dollar Tree Stores /1/                                5,463                147,228
                                                                            227,381
RETAIL-DRUG STORE (0.07%)
 Longs Drug Stores                                     1,777                 34,829
RETAIL-HAIR SALONS (0.18%)
 Regis                                                 2,101                 91,225
RETAIL-HOME FURNISHINGS (0.17%)
 Pier 1 Imports                                        4,201                 86,793
RETAIL-MAIL ORDER (0.36%)
 Williams-Sonoma /1/                                   5,567                180,816
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (0.18%)
                                                                        $
 Saks                                                  6,474                 93,226
RETAIL-PET FOOD & SUPPLIES (0.37%)
 PETsMART                                              6,781                187,834
RETAIL-REGIONAL DEPARTMENT STORE (0.22%)
 Neiman Marcus Group                                   2,319                112,796
RETAIL-RESTAURANTS (1.70%)
 Applebees International                               2,630                101,991
 Bob Evans Farms                                       1,645                 50,436
 Brinker International /1/                             4,539                174,570
 CBRL Group                                            2,346                 88,092
 Cheesecake Factory /1/                                2,451                103,800
 Krispy Kreme Doughnuts /1/                            2,892                 94,019
 Outback Steakhouse /2/                                3,547                155,820
 Ruby Tuesday                                          3,125                 93,500
                                                                            862,228
RETAIL-VARIETY STORE (0.13%)
 99 Cents Only Stores /1/                              3,418                 67,540
RUBBER-TIRES (0.08%)
 Bandag                                                  914                 39,805
SAVINGS & LOANS-THRIFTS (2.58%)
 Astoria Financial                                     3,764                129,557
 GreenPoint Financial /2/                              6,322                246,558
 Independence Community Bank                           3,876                141,203
 New York Community Bancorp                           12,808                321,096
 Sovereign Bancorp                                    14,470                289,111
 Washington Federal                                    3,719                 86,876
 Webster Financial                                     2,163                 94,090
                                                                          1,308,491
SCHOOLS (1.60%)
 Career Education /1/                                  4,748                303,872
 Corinthian Colleges /1/                               4,254                130,257
 DeVry /1/                                             3,324                 95,731
 Education Management /1/                              3,458                122,621
 ITT Educational Services /1/                          2,166                 87,355
 Sylvan Learning Systems /1/                           2,066                 72,827
                                                                            812,663
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.72%)
 Atmel /1/                                            22,351                130,530
 Cypress Semiconductor /1/                             5,701                 79,643
 Integrated Device Technology /1/                      4,997                 67,210
 Micrel /1/                                            4,368                 53,377
 Triquint Semiconductor /1/                            6,364                 34,938
                                                                            365,698
SEMICONDUCTOR EQUIPMENT (0.40%)
 Credence Systems /1/                                  3,032                 33,776
 Lam Research /1/                                      6,314                139,792
 LTX /1/                                               2,821                 30,834
                                                                            204,402
SOAP & CLEANING PRODUCTS (0.17%)
 Church & Dwight                                       1,942                 87,293
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.86%)
                                                                        $
 Adtran                                                3,751                 91,937
 Advanced Fibre Communication /1/                      4,121                 68,821
 CommScope /1/                                         2,810                 49,203
 Harris                                                3,164                142,538
 Plantronics /1/                                       2,178                 82,655
                                                                            435,154
TELECOMMUNICATIONS (0.05%)
 Newport /1/                                           1,849                 27,439
TELEPHONE-INTEGRATED (0.44%)
 Cincinnati Bell /1/ /2/                              11,579                 45,737
 Telephone & Data Systems /2/                          2,723                179,609
                                                                            225,346
TEXTILE-HOME FURNISHINGS (0.48%)
 Mohawk Industries /1/                                 3,159                243,685
THERAPEUTICS (1.22%)
 Gilead Sciences /1/                                  10,138                616,695
TOBACCO (0.12%)
 Universal                                             1,192                 59,886
TRANSACTIONAL SOFTWARE (0.08%)
 Transaction Systems Architects /1/                    1,811                 38,448
TRANSPORT-AIR FREIGHT (0.17%)
 CNF                                                   2,358                 86,208
TRANSPORT-EQUIPMENT & LEASING (0.11%)
 Gatx                                                  2,331                 54,778
TRANSPORT-MARINE (0.24%)
 Alexander & Baldwin                                   1,982                 62,611
 Overseas Shipholding Group                            1,861                 60,985
                                                                            123,596
TRANSPORT-SERVICES (0.72%)
 C.H. Robinson Worldwide                               4,004                164,324
 Expeditors International of Washington                4,977                200,026
                                                                            364,350
TRANSPORT-TRUCK (0.52%)
 J.B. Hunt Transport Services /1/                      3,802                120,371
 Swift Transportation /1/                              3,964                 67,071
 Werner Enterprises                                    3,771                 75,382
                                                                            262,824
WATER (0.18%)
 Aqua America                                          4,382                 89,612
WEB HOSTING & DESIGN (0.13%)
 Macromedia /1/                                        3,191                 65,735
WIRELESS EQUIPMENT (0.17%)
 Powerwave Technologies /1/                            2,999                 20,303
 RF Micro Devices /1/                                  8,809                 64,834
                                                                             85,137
                                        TOTAL COMMON STOCKS              48,269,244

                                                   Principal
                                                    Amount                 Value
------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.12%)
FINANCE-MORTGAGE LOAN/BANKER (4.12%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                   $                    $
  0.90%; 05/03/04                                  2,083,750              2,083,646
                                     TOTAL COMMERCIAL PAPER               2,083,646
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (99.40%)              50,352,890
CASH AND RECEIVABLES, NET OF LIABILITIES (0.60%)                            305,943
                                 TOTAL NET ASSETS (100.00%)             $50,658,833
                                                                        -------------





                                                       Unrealized
  Contract                  Opening       Current     Gain (Loss)
    Type      Commitment  Market Value  Market Value
------------------------------------------------------------------
FUTURES CONTRACTS
8 MidCap 400    Buy        $2,378,450    $2,332,800     $(45,650)
June, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP VALUE FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (92.59%)
AEROSPACE & DEFENSE EQUIPMENT (0.88%)
                                                                          $
 Alliant Techsystems /1/                                 9,630                570,963
AGRICULTURAL OPERATIONS (1.25%)
 Monsanto                                               23,511                813,245
APPLIANCES (0.78%)
 Whirlpool                                               7,750                507,703
APPLICATIONS SOFTWARE (0.58%)
 Citrix Systems /1/                                     19,960                380,238
AUDIO & VIDEO PRODUCTS (0.47%)
 Polycom /1/                                            16,230                309,668
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.36%)
 Paccar                                                 15,735                888,398
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.94%)
 Lear                                                   10,070                610,443
BEVERAGES-NON-ALCOHOLIC (1.05%)
 Coca-Cola Enterprises                                  25,280                682,560
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.53%)
 Masco                                                  24,330                681,484
 Vulcan Materials                                        6,926                320,258
                                                                            1,001,742
BUILDING-RESIDENTIAL & COMMERCIAL (0.81%)
 Pulte                                                  10,800                531,036
CASINO HOTELS (0.99%)
 Mandalay Resort Group                                  11,300                649,185
CHEMICALS-DIVERSIFIED (0.94%)
 PPG Industries                                         10,290                610,300
CHEMICALS-SPECIALTY (0.59%)
 Engelhard                                              13,180                382,747
COATINGS & PAINT (1.30%)
 Valspar                                                17,130                850,505
COMMERCIAL BANKS (7.13%)
 Commerce Bancshares                                    14,000                628,600
 Hibernia                                               38,591                840,898
 Marshall & Ilsley                                      28,307              1,040,848
 North Fork Bancorp.                                    12,822                475,953
 UnionBanCal                                            12,954                692,132
 Zions Bancorp                                          17,287                977,061
                                                                            4,655,492
COMPUTER AIDED DESIGN (0.68%)
 Autodesk                                               13,220                442,870
COMPUTER SERVICES (0.75%)
 Computer Sciences /1/                                  12,020                491,738
COMPUTERS-MEMORY DEVICES (0.51%)
 Veritas Software /1/                                   12,587                335,695
COSMETICS & TOILETRIES (1.12%)
 Avon Products                                           8,700                730,800
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (0.50%)
                                                                          $
 Global Payments                                         6,849                328,615
DENTAL SUPPLIES & EQUIPMENT (0.32%)
 Sybron Dental Specialties /1/                           7,200                210,600
DISPOSABLE MEDICAL PRODUCTS (0.86%)
 C.R. Bard                                               5,260                558,980
DIVERSIFIED MANUFACTURING OPERATIONS (3.15%)
 Carlisle                                                9,380                555,765
 Eaton                                                  12,750                757,095
 ITT Industries                                          9,410                746,119
                                                                            2,058,979
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.31%)
 Cendant                                                36,220                857,690
ELECTRIC-INTEGRATED (6.57%)
 Constellation Energy Group                             25,830                993,938
 Edison International                                   41,410                968,994
 MDU Resources Group                                    27,800                622,720
 PG&E /1/                                               28,286                778,431
 TXU                                                    17,477                596,665
 Westar Energy                                          16,018                326,927
                                                                            4,287,675
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.94%)
 Sanmina /1/                                            61,105                612,272
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.31%)
 International Rectifier /1/                             5,170                204,939
ELECTRONIC MEASUREMENT INSTRUMENTS (1.72%)
 Agilent Technologies /1/                               23,960                647,160
 Tektronix                                              16,070                475,672
                                                                            1,122,832
ELECTRONIC PARTS DISTRIBUTION (0.88%)
 Avnet /1/                                              26,630                576,273
ENGINES-INTERNAL COMBUSTION (0.32%)
 Briggs & Stratton                                       3,000                210,000
ENTERTAINMENT SOFTWARE (0.92%)
 Activision /1/                                         39,860                600,292
FILTRATION & SEPARATION PRODUCTS (0.95%)
 Donaldson                                              22,660                621,564
FINANCE-CREDIT CARD (1.67%)
 Capital One Financial                                   9,222                604,318
 MBNA                                                   19,970                486,868
                                                                            1,091,186
FINANCE-INVESTMENT BANKER & BROKER (1.33%)
 Friedman, Billings, Ramsey Group                       12,400                229,400
 Merrill Lynch                                          11,760                637,745
                                                                              867,145
FINANCIAL GUARANTEE INSURANCE (2.30%)
 Ambac Financial Group                                  12,090                834,210
 PMI Group                                              15,430                663,953
                                                                            1,498,163
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-FLOUR & GRAIN (1.04%)
                                                                          $
 Archer Daniels Midland                                 38,546                676,868
GAS-DISTRIBUTION (0.54%)
 Sempra Energy                                          11,080                351,790
GOLD MINING (0.90%)
 Newmont Mining                                         15,721                587,965
HOTELS & MOTELS (1.22%)
 Starwood Hotels & Resorts Worldwide                    20,000                795,800
INTERNET BROKERS (0.47%)
 E*trade Group /1/                                      26,960                306,266
INTERNET SECURITY (1.05%)
 CheckFree /1/                                          22,800                684,912
LEISURE & RECREATION PRODUCTS (1.18%)
 Brunswick                                              18,690                768,346
LIFE & HEALTH INSURANCE (3.39%)
 Lincoln National                                       27,190              1,220,287
 Reinsurance Group of America                           16,100                625,002
 Stancorp Financial Group                                5,950                368,127
                                                                            2,213,416
MACHINERY-FARM (1.08%)
 Deere                                                  10,400                707,616
MEDICAL-BIOMEDICAL/GENE (0.47%)
 Millennium Pharmaceuticals /1/                         20,589                308,629
MEDICAL-GENERIC DRUGS (0.96%)
 Mylan Laboratories                                     27,310                625,672
MEDICAL-HMO (1.80%)
 Aetna                                                   9,140                756,335
 Pacificare Health Systems /1/                          11,770                420,895
                                                                            1,177,230
METAL-COPPER (0.48%)
 Phelps Dodge /1/                                        4,732                311,508
MISCELLANEOUS INVESTING (3.46%)
 Developers Diversified Realty                          22,505                737,039
 General Growth Properties                              27,404                742,922
 Kimco Realty                                           18,280                781,287
                                                                            2,261,248
MULTI-LINE INSURANCE (1.27%)
 Hartford Financial Services                            13,543                827,206
MULTIMEDIA (1.29%)
 Belo                                                   25,180                716,623
 Gemstar-TV Guide International /1/                     22,849                127,726
                                                                              844,349
OIL COMPANY-EXPLORATION & PRODUCTION (1.00%)
 Chesapeake Energy                                      47,516                653,345
OIL COMPANY-INTEGRATED (4.46%)
 Marathon Oil                                           34,500              1,157,820
 Occidental Petroleum                                   17,220                812,784
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                          $
 Unocal                                                 26,190                943,888
                                                                            2,914,492
PAPER & RELATED PRODUCTS (2.27%)
 Georgia-Pacific                                        22,564                791,997
 Temple-Inland                                          11,190                691,206
                                                                            1,483,203
POWER CONVERTER & SUPPLY EQUIPMENT (0.82%)
 Hubbell                                                11,900                534,786
PROPERTY & CASUALTY INSURANCE (1.17%)
 Arch Capital Group /1/                                  9,400                377,692
 First American                                         14,285                387,409
                                                                              765,101
RADIO (0.73%)
 Radio One /1/                                          24,990                473,810
REGIONAL BANKS (1.12%)
 Comerica                                               14,210                733,662
REINSURANCE (1.37%)
 Everest Re Group                                       10,460                890,983
RETAIL-APPAREL & SHOE (2.30%)
 Chico's FAS /1/                                        12,220                497,721
 Childrens Place /1/                                    11,698                308,125
 Foot Locker                                            29,100                698,400
                                                                            1,504,246
RETAIL-ARTS & CRAFTS (0.51%)
 Michaels Stores                                         6,600                330,198
RETAIL-DRUG STORE (0.99%)
 Rite Aid /1/                                          132,430                648,907
RETAIL-REGIONAL DEPARTMENT STORE (2.15%)
 Federated Department Stores                            16,180                792,820
 Neiman Marcus Group                                    12,569                611,356
                                                                            1,404,176
RETAIL-RESTAURANTS (1.02%)
 Wendy's International                                  17,120                667,680
SAVINGS & LOANS-THRIFTS (0.83%)
 Independence Community Bank                            14,835                540,439
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.39%)
 Cypress Semiconductor /1/                              18,350                256,350
TELECOMMUNICATION SERVICES (0.67%)
 Avaya /1/                                              31,800                435,024
TELEPHONE-INTEGRATED (1.23%)
 CenturyTel                                             24,991                721,740
 Telephone & Data Systems                                1,268                 83,637
                                                                              805,377
TEXTILE-HOME FURNISHINGS (0.74%)
 Mohawk Industries /1/                                   6,280                484,439
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (0.51%)
                                                                          $
 Norfolk Southern                                       13,937                331,979
                                          TOTAL COMMON STOCKS              60,459,551

                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.83%)
DIVERSIFIED OPERATIONS (0.83%)
 Williams Companies                                      8,125                541,328
                                       TOTAL PREFERRED STOCKS                 541,328

                                                     Principal
                                                      Amount                 Value
--------------------------------------------------------------------------------------------
BONDS (0.89%)
FINANCE-INVESTMENT BANKER & BROKER (0.89%)

 Legg Mason
                                                     $                    $
  0.00%; 06/06/31 /1/                                  800,000                583,000
                                                  TOTAL BONDS                 583,000

                                                     Principal
                                                      Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.62%)
FINANCE-MORTGAGE LOAN/BANKER (4.62%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
  0.90%; 05/03/04                                    3,014,695              3,014,544
                                       TOTAL COMMERCIAL PAPER               3,014,544
                                                                          -----------

                         TOTAL PORTFOLIO INVESTMENTS (98.93%)              64,598,423
CASH AND RECEIVABLES, NET OF LIABILITIES (1.07%)                              698,531
                                   TOTAL NET ASSETS (100.00%)             $65,296,954
                                                                          -------------

/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND

                           APRIL 30, 2004 (UNAUDITED)

                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (97.62%)
ASSET BACKED SECURITIES (15.67%)

 CAFCO
                                                       $                    $
  1.03%; 06/29/04                                      1,000,000                 998,312
  1.04%; 05/10/04                                      1,870,000               1,869,514

 CRC Funding
  1.02%; 05/18/04                                      1,000,000                 999,518
  1.03%; 06/10/04                                        910,000                 908,959
  1.03%; 06/14/04                                        800,000                 798,993
  1.04%; 05/20/04                                        800,000                 799,561
  1.04%; 06/11/04                                        700,000                 699,175
  1.04%; 06/24/04                                        775,000                 773,791
  1.04%; 06/25/04                                      1,000,000                 998,411
  1.06%; 07/19/04                                        900,000                 897,907

 CXC
  1.04%; 05/20/04                                        900,000                 899,506
  1.04%; 05/21/04                                        900,000                 899,480

 FCAR Owner Trust I
  1.04%; 06/24/04                                      1,000,000                 998,440
  1.05%; 06/02/04                                        680,000                 679,365
  1.05%; 06/08/04                                        850,000                 849,058
  1.05%; 06/16/04                                        900,000                 898,793
  1.06%; 07/12/04                                        800,000                 798,304
  1.08%; 07/02/04                                        790,000                 788,531
  1.10%; 07/06/04                                        850,000                 848,286
  1.10%; 08/03/04                                        700,000                 697,989

 Receivables Capital
  1.04%; 06/01/04                                        800,000                 799,284
  1.05%; 05/03/04                                        800,000                 799,953
  1.06%; 07/15/04                                        695,000                 693,465
  1.17%; 06/01/04                                        770,000                 769,224

 Windmill Funding
  1.03%; 05/19/04                                      1,000,000                 999,485
  1.03%; 06/09/04                                        800,000                 799,107
  1.07%; 07/21/04                                        800,000                 798,056

 Yorktown Capital
  1.03%; 06/14/04                                        825,000                 823,961
  1.03%; 06/16/04                                      1,100,000               1,098,552
  1.03%; 06/17/04                                      1,275,000               1,273,286
  1.05%; 05/04/04                                        315,000                 314,972
  1.06%; 07/15/04                                        700,000                 698,454
                                                                              27,969,692
COMMERCIAL BANKS (7.42%)

 Nordea North America
  1.03%; 06/23/04                                      1,000,000                 998,484
  1.03%; 06/25/04                                      1,025,000               1,023,387
  1.04%; 07/29/04                                      1,000,000                 997,429
  1.07%; 07/16/04                                        800,000                 798,201
  1.07%; 07/27/04                                        900,000                 897,684
  1.08%; 07/16/04                                      1,000,000                 997,730
  1.13%; 05/05/04                                        900,000                 899,887

 Svenska Handelsbanken
  1.03%; 05/25/04                                      1,700,000               1,698,833
  1.03%; 05/28/04                                      3,000,000               2,997,682
  1.06%; 09/17/04                                      1,150,000               1,145,293
  1.08%; 07/28/04                                        800,000                 797,898
                                                                              13,252,508
                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.50%)

 Fortune Brands
                                                       $                    $
  1.02%; 06/10/04                                        900,000                 898,980
DIVERSIFIED FINANCIAL SERVICES (6.52%)

 Amstel Funding
  1.05%; 05/05/04                                        900,000                 899,895
  1.05%; 05/14/04                                        700,000                 699,735
  1.07%; 07/23/04                                        745,000                 743,162
  1.13%; 05/06/04                                        700,000                 699,890
  1.15%; 09/22/04                                        900,000                 895,860
  1.26%; 10/27/04                                        900,000                 894,361

 General Electric Capital
  1.02%; 05/20/04                                        765,000                 764,588
  1.02%; 06/04/04                                        930,000                 929,104
  1.03%; 06/21/04                                        630,000                 629,081
  1.04%; 05/18/04                                        900,000                 899,558
  1.04%; 06/07/04                                      1,030,000               1,028,899
  1.08%; 08/04/04                                        945,000                 942,307
  1.08%; 09/01/04                                        710,000                 707,380
  1.11%; 08/13/04                                        900,000                 897,114
                                                                              11,630,934
FINANCE-AUTO LOANS (1.46%)

 Paccar Financial
  1.04%; 07/09/04                                        860,000                 858,286
  1.04%; 07/13/04                                        650,000                 648,629
  1.07%; 07/22/04                                      1,100,000               1,097,319
                                                                               2,604,234
FINANCE-COMMERCIAL (3.69%)

 CIT Group
  1.03%; 05/25/04                                        600,000                 599,588
  1.04%; 07/02/04                                        400,000                 399,284
  1.05%; 05/24/04                                      1,880,000               1,878,739
  1.05%; 06/23/04                                        700,000                 698,918
  1.07%; 06/01/04                                        750,000                 749,309
  1.09%; 07/12/04                                        470,000                 468,975
  1.09%; 08/10/04                                        900,000                 897,248
  1.18%; 10/25/04                                        900,000                 894,778
                                                                               6,586,839
FINANCE-CONSUMER LOANS (6.66%)

 American General Finance
  1.04%; 05/04/04                                        810,000                 809,930
  1.04%; 05/27/04                                        840,000                 839,369
  1.04%; 06/18/04                                      1,000,000                 998,613
  1.04%; 07/20/04                                      1,250,000               1,247,125
  1.06%; 06/17/04                                        900,000                 898,790
  1.06%; 07/26/04                                      1,000,000                 997,468

 Household Finance
  1.03%; 05/12/04                                      1,000,000                 999,685
  1.03%; 06/15/04                                      1,000,000                 998,713
  1.03%; 06/18/04                                        900,000                 898,764
  1.04%; 05/14/04                                        550,000                 549,793
  1.05%; 05/07/04                                        810,000                 809,858
  1.05%; 05/21/04                                        900,000                 899,475
  1.06%; 06/22/04                                        950,000                 948,546
                                                                              11,896,129
                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-CREDIT CARD (1.43%)

 American Express Credit
                                                       $                    $
  1.01%; 05/13/04                                      1,650,000               1,649,444
  1.01%; 05/18/04                                        900,000                 899,571
                                                                               2,549,015
FINANCE-INVESTMENT BANKER & BROKER (16.23%)

 Bear Stearns
  1.04%; 05/19/04                                      1,000,000                 999,480
  1.04%; 05/26/04                                      1,000,000                 999,278
  1.06%; 07/14/04                                        800,000                 798,257
  1.07%; 07/19/04                                      1,000,000                 997,652
  1.07%; 08/04/04                                        800,000                 797,741
  1.07%; 08/09/04                                        900,000                 897,325
  1.07%; 08/11/04                                        900,000                 897,272

 BNP Paribas Finance
  1.06%; 07/16/04                                        900,000                 897,986
  1.10%; 09/13/04                                        800,000                 796,700

 Citigroup Global Markets Holdings
  1.03%; 06/11/04                                        920,000                 918,921
  1.04%; 06/03/04                                      1,000,000                 999,047
  1.04%; 06/04/04                                        800,000                 799,214
  1.04%; 06/10/04                                        800,000                 799,080
  1.04%; 06/14/04                                      1,000,000                 998,729
  1.05%; 07/01/04                                        990,000                 988,239
  1.05%; 07/08/04                                      1,040,000               1,037,937

 Goldman Sachs Group
  1.03%; 05/14/04                                        830,000                 829,691
  1.06%; 05/24/04                                        800,000                 799,458
  1.06%; 07/21/04                                        800,000                 798,092
  1.08%; 05/26/04                                        700,000                 699,475
  1.08%; 05/27/04                                        800,000                 799,376
  1.12%; 08/24/04                                      1,000,000                 996,422
  1.15%; 05/17/04                                        800,000                 799,591
  1.17%; 05/25/04                                        900,000                 899,298

 ING U.S. Funding
  1.02%; 06/08/04                                      1,000,000                 998,923
  1.03%; 06/22/04                                      1,970,000               1,967,078
  1.03%; 07/09/04                                      2,075,000               2,070,904
  1.04%; 05/07/04                                        795,000                 794,863
  1.06%; 08/06/04                                        900,000                 897,429

 JP Morgan
  1.03%; 06/02/04                                      1,000,000                 999,084
                                                                              28,972,542
FINANCE-LEASING COMPANY (3.55%)

 International Lease Finance
  1.02%; 05/19/04                                        835,000                 834,574
  1.02%; 06/11/04                                        900,000                 898,954
  1.03%; 05/21/04                                      1,000,000                 999,428
  1.04%; 05/05/04                                        800,000                 799,908
  1.04%; 07/13/04                                      1,100,000               1,097,691
  1.05%; 07/14/04                                        900,000                 898,058

 River Fuel Funding
  1.05%; 06/21/04                                        800,000                 798,810
                                                                               6,327,423
FINANCE-MORTGAGE LOAN/BANKER (5.20%)

 Federal Home Loan Bank
  1.01%; 07/23/04                                      1,025,000               1,022,625
                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)

 Federal Home Loan Mortgage
                                                       $                    $
  1.03%; 07/22/04                                        700,000                 698,358
  1.04%; 05/03/04                                        970,000                 969,944
  1.06%; 08/12/04                                        900,000                 897,283
  1.07%; 07/19/04                                        900,000                 897,887
  1.07%; 08/16/04                                        800,000                 797,456
  1.07%; 09/09/04                                        900,000                 896,496

 Federal National Mortgage Association
  1.00%; 06/23/04                                        900,000                 898,675
  1.05%; 07/07/04                                        485,000                 484,052
  1.05%; 08/17/04                                      1,100,000               1,096,535
  1.17%; 10/12/04                                        620,000                 616,695
                                                                               9,276,006
FINANCE-OTHER SERVICES (12.25%)

 Caterpillar Financial Services
  1.04%; 06/09/04                                        900,000                 898,986
  1.15%; 05/03/04                                        645,000                 644,959

 Commoloco
  1.03%; 05/27/04                                      1,700,000               1,698,741
  1.04%; 05/04/04                                      1,200,000               1,199,896
  1.04%; 05/13/04                                      1,000,000                 999,653
  1.04%; 06/28/04                                        800,000                 798,660
  1.05%; 07/06/04                                      1,000,000                 998,075
  1.06%; 07/27/04                                        900,000                 897,694

 Delaware Funding
  1.02%; 05/11/04                                        900,000                 899,745
  1.03%; 05/12/04                                        735,000                 734,769
  1.03%; 06/03/04                                      2,500,000               2,497,640
  1.03%; 06/08/04                                        800,000                 799,130
  1.04%; 05/04/04                                        800,000                 799,931
  1.04%; 05/14/04                                        600,000                 599,775

 Private Export Funding
  1.01%; 05/17/04                                        900,000                 899,596
  1.03%; 06/15/04                                        800,000                 798,970
  1.04%; 05/28/04                                        800,000                 799,376
  1.05%; 09/22/04                                      1,000,000                 995,800
  1.06%; 08/10/04                                        400,000                 398,810
  1.06%; 08/12/04                                        800,000                 797,574
  1.09%; 08/19/04                                      1,045,000               1,041,520
  1.11%; 08/25/04                                        880,000                 876,852
  1.12%; 09/28/04                                        800,000                 796,267
                                                                              21,872,419
INSURANCE BROKERS (3.49%)

 Marsh & McLennan
  1.01%; 05/06/04                                        785,000                 784,890
  1.01%; 05/11/04                                      1,000,000                 999,719
  1.02%; 06/07/04                                      1,000,000                 998,952
  1.05%; 07/07/04                                      2,000,000               1,996,092
  1.06%; 07/26/04                                      1,460,000               1,456,303
                                                                               6,235,956
LIFE & HEALTH INSURANCE (0.45%)

 AIG Funding
  1.05%; 07/14/04                                        800,000                 798,273
                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
MEDICAL-DRUGS (0.90%)

 Pfizer
                                                       $                    $
  1.03%; 06/15/04                                        840,000                 838,918
  1.20%; 10/13/04                                        780,000                 775,710
                                                                               1,614,628
MONEY CENTER BANKS (9.82%)

 Bank of America
  1.03%; 06/30/04                                      1,000,000                 998,283
  1.04%; 05/07/04                                        900,000                 899,844
  1.04%; 05/10/04                                        900,000                 899,766
  1.04%; 06/02/04                                        900,000                 900,000
  1.04%; 06/24/04                                        900,000                 898,596
  1.06%; 05/11/04                                      1,000,000                 999,706

 Barclays U.S. Funding
  1.03%; 06/04/04                                      1,000,000                 999,027
  1.03%; 06/08/04                                        800,000                 799,130
  1.04%; 07/01/04                                        900,000                 898,414
  1.06%; 06/21/04                                      1,000,000                 998,498

 HBOS Treasury Services
  1.03%; 06/09/04                                      1,000,000                 998,884
  1.04%; 05/17/04                                      1,000,000                 999,538
  1.04%; 05/26/04                                        700,000                 699,494
  1.05%; 07/01/04                                        610,000                 608,915
  1.05%; 07/08/04                                      1,830,000               1,826,371
  1.08%; 08/19/04                                        700,000                 697,690
  1.09%; 07/15/04                                        515,000                 513,836

 JP Morgan Chase
  1.04%; 05/06/04                                        900,000                 899,870
  1.04%; 05/12/04                                      1,000,000                 999,682
                                                                              17,535,544
RETAIL-DISCOUNT (0.56%)

 Wal-Mart Stores
  1.09%; 08/17/04                                      1,000,000                 996,730
SPECIAL PURPOSE ENTITY (1.26%)

 White Pine Finance
  1.05%; 06/28/04                                        530,000                 529,104
  1.06%; 06/28/04                                      1,715,000               1,712,071
                                                                               2,241,175
TELEPHONE COMMUNICATION (0.56%)

 Telstra
  1.02%; 06/30/04                                      1,000,000                 998,300
                                         TOTAL COMMERCIAL PAPER              174,257,327






                                            Principal

                                            Amount                             Value

-----------------------------------------------------------------------------------------------
BONDS (2.12%)
AEROSPACE & DEFENSE EQUIPMENT (0.17%)

 United Technologies
                                                       $                    $
  6.63%; 11/15/04                                        300,000                 308,155
COMMERCIAL BANKS (0.17%)

 Svenska Handelsbanken
  8.35%; 07/15/04                                        300,000                 304,459
FINANCE-INVESTMENT BANKER & BROKER (0.64%)

 Bear Stearns
  6.65%; 12/01/04                                        500,000                 515,581

 Lehman Brothers Holdings
  7.75%; 01/15/05                                        600,000                 627,081
                                                                               1,142,662
FINANCE-MORTGAGE LOAN/BANKER (0.17%)

 Federal Home Loan Bank
  1.66%; 05/16/05                                        300,000                 300,000
FINANCE-OTHER SERVICES (0.52%)

 Caterpillar Financial Services
  6.88%; 08/01/04                                        400,000                 405,621

 Newcourt Credit Group
  6.88%; 02/16/05                                        500,000                 521,691
                                                                                 927,312
INSURANCE BROKERS (0.17%)

 Marsh & McLennan
  6.63%; 06/15/04                                        300,000                 301,929
MONEY CENTER BANKS (0.17%)

 Bank of America
  7.75%; 08/15/04                                        300,000                 305,420
TELEPHONE-INTEGRATED (0.11%)

 SBC Communications
  4.18%; 06/05/04                                        200,000                 200,563
                                                    TOTAL BONDS                3,790,500
                                                                            ------------

                           TOTAL PORTFOLIO INVESTMENTS (99.74%)              178,047,827
CASH AND RECEIVABLES, NET OF LIABILITIES (0.26%)                                 456,639
                                     TOTAL NET ASSETS (100.00%)             $178,504,466
                                                                            --------------

                            SCHEDULE OF INVESTMENTS
                          PARTNERS INTERNATIONAL FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (97.23%)
AEROSPACE & DEFENSE (0.41%)
                                                                        $
 BAE Systems                                           4,900               18,226
 Rolls-Royce Group /1/                                 5,700               23,426
                                                                           41,652
AEROSPACE & DEFENSE-EQUIPMENT (0.35%)
 European Aeronautic Defence & Space                   1,400               35,411
ATHLETIC FOOTWEAR (0.42%)
 Adidas-Salomon                                          300               34,704
 Yue Yuen Industrial Holdings                          3,000                8,096
                                                                           42,800
AUDIO & VIDEO PRODUCTS (1.27%)
 Matsushita Electric Industrial                        3,000               44,067
 Pioneer                                               1,000               28,544
 Sony                                                  1,500               58,040
                                                                          130,651
AUTO-CARS & LIGHT TRUCKS (2.07%)
 Nissan Motor                                          1,000               11,137
 Porsche                                                  50               31,108
 Renault                                                 200               14,924
 Toyota Motor                                          4,300              155,471
                                                                          212,640
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.55%)
 Aisin Seiki                                           2,000               35,178
 DENSO                                                 1,000               21,068
                                                                           56,246
BATTERIES & BATTERY SYSTEMS (0.09%)
 BYD                                                   3,000                8,923
BEVERAGES-WINE & SPIRITS (0.49%)
 Allied Domecq                                         1,600               12,733
 Diageo                                                2,800               37,637
                                                                           50,370
BREWERY (0.52%)
 Foster's Group                                        3,300               11,654
 Kirin Brewery                                         1,000                9,914
 Lion Nathan                                           3,500               15,798
 SABMiller                                             1,500               16,279
                                                                           53,645
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.73%)
 Geberit                                                  45               27,349
 Imerys                                                  100               22,752
 Wienerberger                                            770               25,153
                                                                           75,254
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.12%)
 Shimizu                                               3,000               12,668
BUILDING PRODUCTS-AIR & HEATING (0.23%)
 Daikin Industries                                     1,000               23,424
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.34%)
 Holcim                                                  475               24,527
 James Hardie Industries                               2,200               10,645
                                                                           35,172
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-DOORS & WINDOWS (0.41%)
                                                                        $
 Asahi Glass                                           4,000               42,336
BUILDING-HEAVY CONSTRUCTION (0.22%)
 Technical Olympic                                     5,020               22,386
CABLE TV (0.40%)
 British Sky Broadcasting                              1,700               20,093
 Sogecable /1/                                           500               21,410
                                                                           41,503
CAPACITORS (0.12%)
 Nichicon                                              1,100               12,789
CELLULAR TELECOMMUNICATIONS (3.33%)
 Cosmote Mobile Communications                         1,860               29,878
 Mobistar /1/                                            400               25,893
 NTT DoCoMo                                                7               13,892
 Vodafone Group                                      111,700              271,869
                                                                          341,532
CHEMICALS-DIVERSIFIED (1.45%)
 Asahi Kasei                                           4,000               21,857
 BASF                                                    900               46,370
 Denki Kagaku Kogyo                                    3,000               10,031
 Kaneka                                                2,000               18,467
 Nitto Denko                                             600               33,329
 Sumitomo Chemical                                     4,000               18,486
                                                                          148,540
COMMERCIAL BANKS (5.01%)
 Allied Irish Banks                                    1,800               26,087
 Allied Irish Banks                                      700               10,095
 Australia & New Zealand Banking Group                 2,800               37,552
 Banco BPI /1/                                         6,000               22,872
 Banco Comercial Portugues                            10,900               25,349
 Banco Espanol de Credito /1/                          1,900               22,913
 Banco Santander Central Hispano                       5,800               62,297
 Bank Austria Creditanstalt                              330               18,731
 Commonwealth Bank of Australia                        1,100               24,826
 Credit Agricole                                       1,600               39,472
 ForeningsSparbanken                                   1,000               18,653
 Fortis                                                1,400               30,477
 Fukuoka City Bank                                     3,000               10,167
 IntesaBci                                            11,746               38,862
 National Australia Bank                               1,600               34,053
 Nishi-Nippon Bank                                     3,000               12,369
 Skandinaviska Enskilda Banken                         2,900               42,137
 Westpac Banking                                       2,400               30,280
 Wing Hang Bank                                        1,000                6,346
                                                                          513,538
COMPUTER SERVICES (0.35%)
 Misys                                                 4,000               14,737
 TietoEnator Oyj                                         700               20,852
                                                                           35,589
COMPUTERS-INTEGRATED SYSTEMS (0.20%)
 Fujitsu                                               3,000               20,851
CONTAINERS-METAL & GLASS (0.25%)
 Rexam                                                 3,100               25,137
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COOPERATIVE BANKS (0.42%)
                                                                        $
 Banco Popolare di Verona e Novara                     2,600               43,261
COSMETICS & TOILETRIES (0.57%)
 Kao                                                   1,000               23,877
 L'Oreal                                                 460               34,685
                                                                           58,562
CRUISE LINES (0.17%)
 Carnival                                                400               17,925
DISTRIBUTION-WHOLESALE (0.58%)
 Esprit Holdings                                       2,000                8,205
 Inchcape                                                500               13,300
 Wolseley                                              2,600               38,154
                                                                           59,659
DIVERSIFIED MANUFACTURING OPERATIONS (1.20%)
 Mitsubishi Heavy Industries                           8,000               22,038
 Siemens                                               1,400              100,527
                                                                          122,565
DIVERSIFIED MINERALS (1.10%)
 Anglo American                                          800               16,102
 BHP Billiton                                          5,500               43,939
 BHP Billiton                                          6,400               53,016
                                                                          113,057
DIVERSIFIED OPERATIONS (0.34%)
 Hutchison Whampoa                                     4,000               26,924
 Wharf Holdings                                        3,000                8,231
                                                                           35,155
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.35%)
 Brambles Industries                                   5,200               19,365
 Rank Group                                            2,900               16,341
                                                                           35,706
DRUG DELIVERY SYSTEMS (0.27%)
 Fresenius                                               400               27,811
ELECTRIC PRODUCTS-MISCELLANEOUS (0.92%)
 Hitachi                                               4,000               28,091
 Sanyo Electric                                        3,000               13,592
 Sharp                                                 1,000               18,033
 Stanley Electric                                      1,000               18,894
 Techtronic Industries                                 6,000               16,077
                                                                           94,687
ELECTRIC-INTEGRATED (2.77%)
 Chubu Electric Power                                  1,100               22,926
 CLP Holdings                                          2,500               13,301
 E.ON                                                    700               46,403
 Fortum                                                3,100               34,746
 Public Power                                          1,980               50,224
 RWE                                                   1,350               58,664
 Scottish & Southern Energy                            1,200               14,513
 Tokyo Electric Power                                  2,000               42,862
                                                                          283,639
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.98%)
 Koninklijke Philips Electronics                       3,300               89,878
 Kyocera                                                 500               41,366
 Murata Manufacturing                                    500               32,803
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                        $
 NEC                                                   2,000               15,713
 Nippon Electric Glass                                 1,000               23,560
                                                                          203,320
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.52%)
 Rohm                                                    300               37,434
 Shinko Electric Industries                              500               15,405
                                                                           52,839
ELECTRONIC MEASUREMENT INSTRUMENTS (0.13%)
 Yokogawa Electric                                     1,000               13,583
ENERGY-ALTERNATE SOURCES (0.20%)
 Gamesa Corporacion Tecnologica                          500               20,720
ENTERPRISE SOFTWARE & SERVICE (0.30%)
 Business Objects /1/                                    900               20,348
 Nomura Research Institute                               100               10,339
                                                                           30,687
FINANCE-CONSUMER LOANS (0.88%)
 Acom                                                    240               17,094
 Aiful                                                   200               20,298
 Promise                                                 300               19,845
 Provident Financial                                   1,100               14,065
 SFCG                                                     90               18,464
                                                                           89,766
FINANCE-INVESTMENT BANKER & BROKER (1.07%)
 Macquarie Bank                                          700               17,517
 Mediobanca                                            2,900               33,616
 Mitsubishi Securities                                 2,000               25,826
 Nomura Securities                                     2,000               32,477
                                                                          109,436
FINANCE-LEASING COMPANY (0.54%)
 ORIX                                                    200               21,204
 Sumisho Lease                                         1,000               34,253
                                                                           55,457
FINANCE-OTHER SERVICES (0.89%)
 Euronext                                                600               17,456
 Man Group                                             1,600               47,923
 OMHEX /1/                                             1,900               25,617
                                                                           90,996
FOOD-DAIRY PRODUCTS (0.32%)
 Numico /1/                                            1,200               33,229
FOOD-MISCELLANEOUS/DIVERSIFIED (1.53%)
 Nestle                                                  191               48,317
 Unilever                                              3,800               35,884
 Unilever                                              1,100               72,458
                                                                          156,659
FOOD-RETAIL (0.97%)
 Koninklijke Ahold /1/                                 3,700               28,652
 Tesco                                                13,300               58,669
 Woolworths                                            1,400               11,931
                                                                           99,252
FOOD-WHOLESALE & DISTRIBUTION (0.31%)
 Fyffes                                               17,100               31,773
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FORESTRY (0.10%)
                                                                        $
 Sumitomo Forestry                                     1,000               10,539
GAS-DISTRIBUTION (0.69%)
 Centrica                                             10,500               40,639
 Hong Kong & China Gas                                 7,000               12,026
 Tokyo Gas                                             5,000               18,531
                                                                           71,196
GAS-TRANSPORTATION (0.22%)
 Snam Rete Gas                                         5,000               22,177
HOTELS & MOTELS (0.25%)
 Accor                                                   600               25,260
HUMAN RESOURCES (0.41%)
 Adecco /1/                                              950               42,459
IMPORT & EXPORT (0.32%)
 Mitsui                                                4,000               32,984
INDUSTRIAL GASES (0.39%)
 BOC Group                                             1,400               22,555
 L'Air Liquide                                           100               17,514
                                                                           40,069
INSTRUMENTS-SCIENTIFIC (0.21%)
 Leica Geosystems /1/                                    140               21,595
INTERNET INCUBATORS (0.09%)
 SOFTBANK /1/                                            200                9,062
LIFE & HEALTH INSURANCE (0.86%)
 Great Eastern Holdings                                1,100                7,435
 Legal & General Group                                14,400               23,876
 Prudential                                            5,500               43,257
 Swiss Life Holding /1/                                  100               13,651
                                                                           88,219
MEDICAL PRODUCTS (0.94%)
 Fresenius Medical Care                                  250               17,382
 Nobel Biocare Holding /1/                               300               40,664
 Synthes-Stratec                                          35               38,034
                                                                           96,080
MEDICAL-BIOMEDICAL/GENE (0.17%)
 Novozymes                                               425               17,458
MEDICAL-DRUGS (7.32%)
 AstraZeneca                                           2,400              112,189
 Chugai Pharmaceutical                                 1,200               18,160
 CSL                                                     904               14,402
 Fujisawa Pharmaceutical                               1,000               23,243
 GlaxoSmithKline                                       5,400              111,849
 Merck                                                   650               34,752
 Novartis                                              3,570              159,144
 Novo Nordisk                                          1,000               47,521
 Roche Holding                                         1,200              125,868
 Shire Pharmaceuticals Group /1/                       3,200               29,452
 Takeda Chemical Industries                            1,000               40,324
 Yamanouchi Pharmaceutical                             1,000               33,347
                                                                          750,251
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-ALUMINUM (0.07%)
                                                                        $
 Alumina                                               2,000                7,323
METAL-DIVERSIFIED (0.14%)
 Rio Tinto                                               600               14,096
MONEY CENTER BANKS (11.45%)
 Banco Bilbao Vizcaya Argentaria                       5,100               67,311
 Barclays                                             10,100               91,077
 BNP Paribas                                           1,400               84,080
 Credit Suisse Group                                   2,010               70,845
 DBS Group Holdings                                    2,000               16,809
 Deutsche Bank                                           600               49,269
 HSBC Holdings                                        12,200              174,918
 Lloyds TSB Group                                      2,300               17,202
 Mitsubishi Tokyo Financial Group                          6               53,391
 Mitsui Trust Holdings                                 2,000               14,154
 Mizuho Financial Group                                   12               56,762
 Oversea-Chinese Banking                               4,000               28,446
 Royal Bank of Scotland                                4,200              126,096
 Societe Generale /1/                                    500               41,657
 Standard Chartered                                    1,600               24,529
 Sumitomo Mitsui Financial Group                           8               60,460
 UBS                                                   1,850              131,480
 UFJ Holdings                                              8               49,513
 United Overseas Bank                                  2,000               16,104
                                                                        1,174,103
MORTGAGE BANKS (0.17%)
 Northern Rock                                         1,300               17,140
MULTI-LINE INSURANCE (4.15%)
 Allianz                                                 700               74,095
 Assurances Generales de France                          400               24,430
 AXA                                                   3,700               77,930
 CGNU                                                  4,400               42,993
 CNP Assurances                                          500               29,669
 Fondiaria-SAI                                           900               19,862
 ING Groep                                             3,000               64,301
 Riunione Adriatica di Sicurta                         1,200               21,980
 Royal & Sun Alliance Insurance Group                 15,800               22,485
 Zurich Financial Services                               300               47,432
                                                                          425,177
MULTIMEDIA (1.79%)
 News                                                  2,600               23,978
 Publishing & Broadcasting                             1,300               11,435
 Reuters Group                                         5,400               35,815
 Vivendi Universal /1/                                 4,460              112,222
                                                                          183,450
NON-HOTEL GAMBLING (1.06%)
 Greek Organisation of Football Prognostics            2,030               38,741
 Hilton Group                                          8,400               37,054
 William Hill                                          3,500               33,284
                                                                          109,079
OFFICE AUTOMATION & EQUIPMENT (0.71%)
 Canon                                                 1,000               52,467
 Ricoh                                                 1,000               19,936
                                                                           72,403
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (8.40%)
                                                                        $
 BG Group                                              4,800               27,749
 BP Amoco                                             31,500              272,460
 ENI                                                   4,900               99,621
 Repsol YPF                                            2,200               46,337
 Royal Dutch Petroleum                                 3,100              150,763
 Shell Transport & Trading                            11,500               79,535
 TotalFinaElf                                          1,000              184,967
                                                                          861,432
OIL REFINING & MARKETING (0.11%)
 Nippon Oil                                            2,000               11,019
OPTICAL SUPPLIES (0.32%)
 HOYA                                                    300               32,459
PAPER & RELATED PRODUCTS (0.35%)
 Oji Paper                                             3,000               18,730
 PaperlinX                                             4,700               16,972
                                                                           35,702
PHOTO EQUIPMENT & SUPPLIES (0.76%)
 Agfa Gevaert                                            800               18,183
 Fuji Photo Film                                       1,000               32,169
 Konica Minolta Holdings                               2,000               27,692
                                                                           78,044
PRINTING-COMMERCIAL (0.11%)
 Toppan Printing                                       1,000               11,753
PROPERTY & CASUALTY INSURANCE (0.72%)
 Millea Holdings                                           2               28,454
 NRMA Insurance Group                                  1,800                6,318
 Promina Group                                         4,821               13,056
 QBE Insurance Group                                   3,060               25,746
                                                                           73,574
PUBLISHING-PERIODICALS (0.46%)
 Wolters Kluwer                                        2,800               47,159
REAL ESTATE MANAGEMENT & SERVICES (0.14%)
 Lend Lease                                            1,800               13,871
REAL ESTATE OPERATOR & DEVELOPER (1.17%)
 British Land                                          2,600               29,970
 CapitaLand                                            9,000                8,516
 Cheung Kong                                           3,000               22,981
 Mitsui Fudosan                                        2,000               22,020
 Sun Hung Kai Properties                               2,000               17,180
 Westfield Holdings                                    1,900               19,444
                                                                          120,111
REINSURANCE (0.23%)
 Converium Holding                                       450               23,513
RETAIL-APPAREL & SHOE (0.28%)
 Giordano International                               16,000                9,180
 Inditex                                                 900               19,571
                                                                           28,751
RETAIL-CONSUMER ELECTRONICS (0.54%)
 Dixons Group                                          8,400               23,164
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONSUMER ELECTRONICS (CONTINUED)
                                                                        $
 KESA Electricals                                      6,500               32,563
                                                                           55,727
RETAIL-CONVENIENCE STORE (0.15%)
 Lawson                                                  400               15,006
RETAIL-JEWELRY (0.32%)
 Compagnie Financiere Richemont /1/                    1,285               33,052
RETAIL-MAJOR DEPARTMENT STORE (0.28%)
 Metro                                                   650               28,908
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.41%)
 Ito-Yokado                                            1,000               41,593
RUBBER & VINYL (0.21%)
 JSR                                                   1,000               21,068
RUBBER-TIRES (0.48%)
 Bridgestone                                           1,000               16,927
 Continental                                             750               32,411
                                                                           49,338
SEMICONDUCTOR EQUIPMENT (0.12%)
 Tokyo Electron                                          200               12,179
SOAP & CLEANING PRODUCTS (0.36%)
 Reckitt Benckiser                                     1,400               36,421
STEEL PRODUCERS (0.76%)
 Arcelor                                               1,500               24,922
 BHP Steel                                             2,300                9,767
 JFE Holdings                                            600               13,457
 Nippon Steel                                         14,000               29,305
                                                                           77,451
TELECOMMUNICATION EQUIPMENT (1.91%)
 Alcatel /1/                                           4,110               61,241
 Nokia                                                 4,100               57,701
 Telefonaktiebolaget LM Ericsson /1/                  28,400               76,953
                                                                          195,895
TELECOMMUNICATION SERVICES (0.52%)
 PCCW /1/                                             16,000               10,975
 Singapore Telecommunications                         17,000               23,380
 Telecom Corporation of New Zealand                    5,457               19,319
                                                                           53,674
TELEPHONE-INTEGRATED (3.82%)
 Deutsche Telekom /1/                                  5,050               86,689
 France Telecom /1/                                    2,100               50,675
 KDDI                                                      7               41,928
 Nippon Telegraph & Telephone                             10               52,558
 Portugal Telecom                                      3,400               36,886
 Telecom Italia /1/                                    7,900               18,419
 Telefonica /1/                                        7,000              104,135
                                                                          391,290
TELEVISION (0.27%)
 ITV                                                  12,700               27,927
THERAPEUTICS (0.12%)
 Celltech Group /1/                                    1,600               11,952
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (0.97%)
                                                                        $
 Altadis                                               1,100               31,093
 British American Tobacco                              2,100               31,878
 Imperial Tobacco Group                                1,300               28,794
 Japan Tobacco                                             1                7,992
                                                                           99,757
TOYS (0.09%)
 Nintendo                                                100                9,442
TRANSPORT-MARINE (0.29%)
 A.P. Moller - Maersk Group                                2               12,178
 Mitsui O.S.K. Lines                                   4,000               17,507
                                                                           29,685
TRANSPORT-RAIL (0.76%)
 East Japan Railway                                       12               61,330
 Keio Electric Railway                                 3,000               16,800
                                                                           78,130
TRANSPORT-SERVICES (0.62%)
 Deutsche Post                                         1,900               41,908
 FirstGroup                                            4,500               21,407
                                                                           63,315
TRANSPORT-TRUCK (0.30%)
 Yamato Transport                                      2,000               30,393
VENTURE CAPITAL (0.49%)
 3i Group                                              4,700               50,300
WATER (0.65%)
 Kelda Group                                           3,700               30,478
 Severn Trent                                          2,600               36,171
                                                                           66,649
WHOLESALING & HARBOR TRANSPORT SERVICES (0.14%)
 Kamigumi                                              2,000               13,864
WIRE & CABLE PRODUCTS (0.43%)
 Fujikura                                              3,000               16,256
 Sumitomo Electric Industries                          3,000               27,729
                                                                           43,985
                                        TOTAL COMMON STOCKS             9,967,310


                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
PREFERRED STOCKS (0.54%)
MULTIMEDIA (0.34%)
 News                                       4,000            $    34,232
TELEVISION (0.20%)
 ProSiebenSat.1 Media                       1,068                 20,843
                          TOTAL PREFERRED STOCKS                  55,075
                                                             -----------

            TOTAL PORTFOLIO INVESTMENTS (97.77%)              10,022,385

CASH AND RECEIVABLES, NET OF LIABILITIES (2.23%)             229,086
                      TOTAL NET ASSETS (100.00%)             $10,251,471
                                                             -------------


/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                    447,266              4.46%
 Austria                       43,884              0.44
 Belgium                       74,553              0.74
 Bermuda                        8,096              0.08
 China                          8,923              0.09
 Denmark                       77,157              0.77
 Finland                      113,299              1.13
 France                       841,826              8.40
 Germany                      731,843              7.30
 Greece                       141,228              1.41
 Hong Kong                    151,427              1.51
 Ireland                       67,955              0.68
 Italy                        297,799              2.97
 Japan                      2,306,568             23.01
 Luxembourg                    24,922              0.25
 Netherlands                  549,953              5.49
 New Zealand                   19,319              0.19
 Portugal                      85,106              0.85
 Singapore                    100,691              1.01
 Spain                        395,787              3.95
 Sweden                       163,360              1.63
 Switzerland                  847,929              8.46
 United Kingdom             2,523,494             25.18
             TOTAL        $10,022,385            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP BLEND FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (89.37%)
AEROSPACE & DEFENSE (0.59%)
                                                                        $
 Boeing                                               34,700               1,481,343
 Northrop Grumman                                      8,700                 863,475
 Raytheon                                             17,900                 577,454
 Rockwell Collins                                      7,800                 251,550
                                                                           3,173,822
AEROSPACE & DEFENSE EQUIPMENT (0.81%)
 General Dynamics                                      8,500                 795,770
 Lockheed Martin                                      28,500               1,359,450
 United Technologies                                  25,700               2,216,882
                                                                           4,372,102
AGRICULTURAL CHEMICALS (0.41%)
 Agrium                                               46,600                 579,704
 IMC Global                                           34,200                 429,894
 Potash Corp. of Saskatchewan                         15,000               1,221,900
                                                                           2,231,498
AIRLINES (0.11%)
 Southwest Airlines                                   41,700                 595,476
APPLICATIONS SOFTWARE (3.01%)
 Intuit /1/                                           26,400               1,121,208
 Mercury Interactive /1/                              19,600                 833,980
 Microsoft                                           541,700              14,067,949
 Siebel Systems /1/                                   18,900                 194,292
                                                                          16,217,429
AUDIO & VIDEO PRODUCTS (0.08%)
 Digital Theater Systems /1/                          18,200                 407,134
AUTO-CARS & LIGHT TRUCKS (0.43%)
 General Motors                                       49,300               2,337,806
BEVERAGES-NON-ALCOHOLIC (2.32%)
 Coca-Cola                                           128,100               6,478,017
 Cott /1/                                             28,300                 859,188
 Pepsico                                              94,500               5,149,305
                                                                          12,486,510
BREWERY (0.24%)
 Anheuser-Busch                                       24,900               1,275,876
BROADCASTING SERVICES & PROGRAMMING (0.56%)
 Clear Channel Communications                         72,500               3,008,025
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 American Standard /1/                                 3,200                 336,608
CABLE TV (0.07%)
 Comcast /1/                                          12,900                 388,290
CASINO HOTELS (0.07%)
 Station Casinos                                       7,900                 356,132
CASINO SERVICES (0.22%)
 International Game Technology                        30,700               1,158,618
CELLULAR TELECOMMUNICATIONS (1.25%)
 Crown Castle International /1/                       68,200                 951,390
 Nextel Communications /1/                            79,200               1,889,712
 Nextel Partners /1/                                  43,500                 580,725
 NII Holdings /1/                                     34,700               1,214,500
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (CONTINUED)
                                                                        $
 Western Wireless /1/                                 99,700               2,075,754
                                                                           6,712,081
CHEMICALS-DIVERSIFIED (0.58%)
 Dow Chemical                                         67,100               2,663,199
 E. I. Du Pont de Nemours                             11,100                 476,745
                                                                           3,139,944
CHEMICALS-SPECIALTY (0.30%)
 Cabot                                                14,400                 486,720
 Great Lakes Chemical                                 12,400                 311,488
 Millennium Chemicals /1/                             37,300                 610,601
 Minerals Technologies                                 3,600                 211,140
                                                                           1,619,949
CIRCUIT BOARDS (0.09%)
 Jabil Circuit /1/                                    17,500                 461,825
COMMERCIAL BANKS (0.06%)
 First Horizon National                                7,600                 334,096
COMMERCIAL SERVICE-FINANCE (0.34%)
 Moody's                                               8,300                 535,433
 Paychex                                              35,400               1,319,712
                                                                           1,855,145
COMPUTER SERVICES (0.22%)
 DST Systems /1/                                      26,900               1,187,635
COMPUTERS (1.64%)
 Hewlett-Packard                                      98,700               1,944,390
 International Business Machines                      66,400               5,854,488
 Research In Motion /1/                               11,700               1,015,092
                                                                           8,813,970
COMPUTERS-INTEGRATED SYSTEMS (1.39%)
 Dell /1/                                            215,400               7,476,534
COMPUTERS-MEMORY DEVICES (0.12%)
 Veritas Software /1/                                 25,000                 666,750
COMPUTERS-PERIPHERAL EQUIPMENT (0.26%)
 Lexmark International /1/                            15,200               1,374,992
CONSUMER PRODUCTS-MISCELLANEOUS (0.39%)
 Clorox                                               15,000                 776,700
 Fortune Brands                                       17,100               1,303,875
                                                                           2,080,575
COSMETICS & TOILETRIES (2.30%)
 Colgate-Palmolive                                    23,900               1,383,332
 Gillette                                             47,300               1,935,516
 Kimberly-Clark                                       19,700               1,289,365
 Procter & Gamble                                     73,500               7,772,625
                                                                          12,380,838
CRUISE LINES (0.29%)
 Carnival                                             36,000               1,536,120
DATA PROCESSING & MANAGEMENT (0.42%)
 Certegy                                              15,900                 568,902
 Choicepoint /1/                                      14,400                 632,448
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (CONTINUED)
                                                                        $
 Fiserv /1/                                           29,600               1,082,176
                                                                           2,283,526
DECISION SUPPORT SOFTWARE (0.08%)
 NetIQ /1/                                            33,000                 424,380
DISPOSABLE MEDICAL PRODUCTS (0.09%)
 C.R. Bard                                             4,800                 510,096
DISTRIBUTION-WHOLESALE (0.17%)
 CDW                                                  14,900                 931,101
DIVERSIFIED FINANCIAL SERVICES (2.16%)
 Citigroup                                           241,500              11,613,735
DIVERSIFIED MANUFACTURING OPERATIONS (5.53%)
 Danaher                                              19,400               1,794,888
 General Electric                                    603,500              18,074,825
 Honeywell International                              64,100               2,216,578
 Illinois Tool Works                                  28,000               2,413,880
 ITT Industries                                        4,600                 364,734
 Roper Industries                                      9,000                 436,950
 Tyco International                                  164,600               4,518,270
                                                                          29,820,125
DIVERSIFIED MINERALS (0.08%)
 BHP Billiton                                         25,700                 421,737
E-COMMERCE-SERVICES (0.22%)
 InterActiveCorp /1/                                  30,400                 968,848
 Monster Worldwide /1/                                 8,800                 225,368
                                                                           1,194,216
ELECTRIC-INTEGRATED (2.37%)
 American Electric Power                               8,700                 264,828
 Constellation Energy Group                           11,100                 427,128
 Duke Energy                                          63,000               1,326,780
 Edison International                                 29,700                 694,980
 El Paso Electric /1/                                 25,400                 359,410
 Entergy                                              10,100                 551,460
 Exelon                                               17,000               1,137,980
 FirstEnergy                                          45,100               1,763,410
 NiSource                                             27,700                 558,432
 PG&E /1/                                             31,200                 858,624
 Pinnacle West Capital                                16,600                 648,396
 PPL                                                  20,300                 869,855
 Southern                                             19,600                 563,696
 TECO Energy                                          13,200                 168,036
 TXU                                                  67,400               2,301,036
 XCEL Energy                                          17,600                 294,448
                                                                          12,788,499
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.15%)
 Intel                                               308,700               7,942,851
 QLogic /1/                                           32,900                 887,971
 Texas Instruments                                    59,000               1,480,900
 Xilinx                                               38,400               1,291,392
                                                                          11,603,114
ELECTRONIC FORMS (0.09%)
 Adobe Systems                                        11,800                 487,812
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (0.58%)
                                                                        $
 Oracle /1/                                          279,700               3,138,234
FIDUCIARY BANKS (0.85%)
 Bank of New York                                     38,300               1,116,062
 Investors Financial Services                         32,300               1,255,501
 Mellon Financial                                     24,400                 723,216
 State Street                                         30,200               1,473,760
                                                                           4,568,539
FILTRATION & SEPARATION PRODUCTS (0.10%)
 Pall                                                 22,400                 532,672
FINANCE-CONSUMER LOANS (0.13%)
 SLM                                                  18,700                 716,397
FINANCE-CREDIT CARD (0.68%)
 American Express                                     74,400               3,641,880
FINANCE-INVESTMENT BANKER & BROKER (1.76%)
 Goldman Sachs Group                                  26,300               2,537,950
 Lehman Brothers Holdings                             17,900               1,313,860
 Merrill Lynch                                        46,500               2,521,695
 Morgan Stanley                                       60,600               3,114,234
                                                                           9,487,739
FINANCE-MORTGAGE LOAN/BANKER (1.12%)
 Federal Home Loan Mortgage                           55,100               3,217,840
 Federal National Mortgage Association                40,900               2,810,648
                                                                           6,028,488
FINANCIAL GUARANTEE INSURANCE (0.33%)
 MGIC Investment                                      11,300                 831,906
 Radian Group /1/                                     20,500                 953,455
                                                                           1,785,361
FOOD-CONFECTIONERY (0.14%)
 Hershey Foods                                         6,500                 577,785
 Wm. Wrigley Jr.                                       2,900                 178,930
                                                                             756,715
FOOD-MISCELLANEOUS/DIVERSIFIED (0.61%)
 Campbell Soup                                        28,700                 792,981
 General Mills                                        28,900               1,408,875
 H.J. Heinz                                            7,700                 294,063
 Kellogg                                              18,800                 806,520
                                                                           3,302,439
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Sysco                                                34,100               1,304,325
GOLD MINING (0.31%)
 Newmont Mining                                       45,100               1,686,740
HEALTH CARE COST CONTAINMENT (0.15%)
 Caremark Rx /1/                                      24,500                 829,325
HOME DECORATION PRODUCTS (0.21%)
 Newell Rubbermaid                                    47,800               1,129,992
HOTELS & MOTELS (0.04%)
 Fairmont Hotels & Resorts                             7,800                 192,660
HUMAN RESOURCES (0.35%)
 Exult /1/                                           184,800               1,129,128
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (CONTINUED)
                                                                        $
 Manpower                                             10,100                 473,690
 Robert Half International                            11,100                 302,697
                                                                           1,905,515
INSURANCE BROKERS (0.23%)
 Marsh & McLennan                                     27,700               1,249,270
INTERNET APPLICATION SOFTWARE (0.14%)
 MatrixOne /1/                                        68,500                 411,685
 Verity /1/                                           29,000                 359,600
                                                                             771,285
INTERNET BROKERS (0.36%)
 Ameritrade Holding /1/                               90,800               1,111,392
 E*trade Group /1/                                    71,100                 807,696
                                                                           1,919,088
INTERNET INFRASTRUCTURE SOFTWARE (0.04%)
 F5 Networks /1/                                       8,100                 205,740
INTERNET SECURITY (0.19%)
 CheckFree /1/                                         8,200                 246,328
 Network Associates /1/                               48,400                 758,912
                                                                           1,005,240
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.41%)
 Eaton Vance                                          16,600                 606,066
 Federated Investors                                   9,700                 285,180
 Franklin Resources                                   18,400               1,008,872
 Waddell & Reed Financial                             13,300                 295,659
                                                                           2,195,777
LEISURE & RECREATION PRODUCTS (0.27%)
 Brunswick                                            20,500                 842,755
 Multimedia Games /1/                                 27,100                 603,788
                                                                           1,446,543
LIFE & HEALTH INSURANCE (0.14%)
 Protective Life                                       6,500                 233,740
 UnumProvident                                        33,000                 513,150
                                                                             746,890
MACHINERY-FARM (0.22%)
 Deere                                                17,200               1,170,288
MEDICAL INSTRUMENTS (1.30%)
 Boston Scientific /1/                                48,000               1,977,120
 Guidant                                              16,500               1,039,665
 Medtronic                                            61,000               3,078,060
 St. Jude Medical /1/                                 12,100                 922,746
                                                                           7,017,591
MEDICAL LABORATORY & TESTING SERVICE (0.21%)
 Laboratory Corp. of America Holdings /1/             29,000               1,152,460
MEDICAL PRODUCTS (2.15%)
 Baxter International                                 31,800               1,006,470
 Becton Dickinson                                     12,100                 611,655
 Johnson & Johnson                                   143,600               7,758,708
 Stryker                                              11,000               1,088,230
 Zimmer Holdings /1/                                  13,900               1,109,915
                                                                          11,574,978
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (1.06%)
                                                                        $
 Amgen /1/                                            69,100               3,888,257
 Biogen Idec /1/                                      15,900                 938,100
 Genentech /1/                                         5,200                 638,560
 Genzyme /1/                                           5,100                 222,156
                                                                           5,687,073
MEDICAL-DRUGS (5.67%)
 Abbott Laboratories                                  50,100               2,205,402
 Cephalon /1/                                          5,800                 330,078
 Eli Lilly                                            59,100               4,362,171
 Forest Laboratories /1/                              32,800               2,114,944
 Medimmune /1/                                        12,000                 290,880
 Merck                                               105,900               4,977,300
 Pfizer                                              368,500              13,177,560
 Schering-Plough                                      30,100                 503,573
 Wyeth                                                68,800               2,619,216
                                                                          30,581,124
MEDICAL-GENERIC DRUGS (0.06%)
 Watson Pharmaceutical /1/                             9,600                 341,856
MEDICAL-HMO (0.70%)
 Anthem /1/                                            8,000                 708,640
 UnitedHealth Group                                   50,200               3,086,296
                                                                           3,794,936
MEDICAL-HOSPITALS (0.21%)
 HCA                                                  27,600               1,121,388
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.36%)
 AmerisourceBergen                                     5,100                 295,239
 Cardinal Health                                      22,700               1,662,775
                                                                           1,958,014
METAL-ALUMINUM (0.26%)
 Alcoa                                                44,900               1,380,675
MISCELLANEOUS INVESTING (0.32%)
 Duke-Weeks Realty                                    24,300                 708,588
 Simon Property Group                                  9,100                 438,711
 United Dominion Realty Trust                         31,300                 561,835
                                                                           1,709,134
MONEY CENTER BANKS (1.96%)
 Bank of America                                      77,914               6,271,298
 JP Morgan Chase                                     114,600               4,308,960
                                                                          10,580,258
MOTORCYCLE & MOTOR SCOOTER (0.16%)
 Harley-Davidson                                      15,700                 884,224
MULTI-LINE INSURANCE (2.99%)
 American International Group                        128,600               9,214,190
 Assurant /1/                                         29,100                 708,876
 Hartford Financial Services                          24,700               1,508,676
 Prudential Financial                                 40,400               1,775,176
 Safeco                                               65,900               2,885,761
                                                                          16,092,679
MULTIMEDIA (1.84%)
 E.W. Scripps                                          3,500                 369,425
 Gannett                                              17,800               1,542,904
 McGraw-Hill                                           8,800                 693,968
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
                                                                        $
 Meredith                                              3,900                 198,666
 Time Warner /1/                                     210,300               3,537,246
 Viacom                                               64,400               2,489,060
 Walt Disney                                          48,200               1,110,046
                                                                           9,941,315
NETWORKING PRODUCTS (1.49%)
 Cisco Systems /1/                                   339,300               7,081,191
 Emulex /1/                                           29,700                 495,099
 Juniper Networks /1/                                  9,500                 207,860
 Lucent Technologies /1/                              67,500                 227,475
                                                                           8,011,625
NON-HAZARDOUS WASTE DISPOSAL (0.28%)
 Waste Management                                     52,900               1,502,360
OIL & GAS DRILLING (0.18%)
 Transocean Sedco Forex /1/                           35,000                 971,950
OIL COMPANY-EXPLORATION & PRODUCTION (0.46%)
 Anadarko Petroleum                                   13,600                 728,688
 Devon Energy                                          5,000                 306,000
 EOG Resources                                         6,700                 329,975
 Murphy Oil                                           16,400               1,123,400
                                                                           2,488,063
OIL COMPANY-INTEGRATED (4.28%)
 Amerada Hess                                         13,400                 953,142
 ChevronTexaco                                        50,600               4,629,900
 ConocoPhillips                                       31,900               2,274,470
 Exxon Mobil                                         321,300              13,671,315
 Occidental Petroleum                                  9,800                 462,560
 TotalFinaElf                                         11,600               1,068,592
                                                                          23,059,979
OIL FIELD MACHINERY & EQUIPMENT (0.16%)
 FMC Technologies /1/                                 15,300                 416,925
 Grant Prideco /1/                                    29,600                 451,400
                                                                             868,325
OIL-FIELD SERVICES (0.65%)
 Baker Hughes                                         23,600                 865,648
 BJ Services /1/                                       5,600                 249,200
 Schlumberger                                         40,900               2,393,877
                                                                           3,508,725
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                         2,700                 169,641
PAPER & RELATED PRODUCTS (0.55%)
 Bowater                                               6,500                 272,675
 International Paper                                  26,500               1,068,480
 MeadWestvaco                                         20,100                 525,615
 Potlatch                                             17,500                 662,900
 Weyerhaeuser                                          7,500                 444,000
                                                                           2,973,670
PHARMACY SERVICES (0.11%)
 Medco Health Solutions /1/                            7,600                 269,040
 Omnicare                                              7,400                 306,952
                                                                             575,992
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (0.02%)
                                                                        $
 Williams                                             10,500                 108,150
PROPERTY & CASUALTY INSURANCE (1.16%)
 St. Paul                                            146,369               5,952,827
 XL Capital                                            4,100                 313,035
                                                                           6,265,862
PUBLISHING-NEWSPAPERS (0.21%)
 New York Times                                       15,100                 691,731
 Washington Post                                         500                 460,000
                                                                           1,151,731
REGIONAL BANKS (3.57%)
 Bank One                                             94,500               4,665,465
 Comerica                                             81,400               4,202,682
 U.S. Bancorp                                        217,700               5,581,828
 Wachovia                                             55,900               2,557,425
 Wells Fargo                                          39,400               2,224,524
                                                                          19,231,924
RETAIL-APPAREL & SHOE (0.74%)
 Abercrombie & Fitch                                  30,200                 949,790
 Christopher & Banks                                  44,400                 794,316
 Ross Stores                                          73,200               2,232,600
                                                                           3,976,706
RETAIL-AUTO PARTS (0.11%)
 O'Reilly Automotive /1/                              13,600                 610,504
RETAIL-BUILDING PRODUCTS (1.20%)
 Home Depot                                          121,800               4,286,142
 Lowe's                                               42,200               2,196,932
                                                                           6,483,074
RETAIL-CONSUMER ELECTRONICS (0.20%)
 Best Buy                                             20,100               1,090,425
RETAIL-DISCOUNT (3.40%)
 Dollar Tree Stores /1/                               28,400                 765,380
 Family Dollar Stores                                 24,600                 790,644
 Target                                              130,600               5,664,122
 TJX                                                  23,600                 579,852
 Wal-Mart Stores                                     184,500              10,516,500
                                                                          18,316,498
RETAIL-DRUG STORE (0.61%)
 CVS                                                  24,000                 927,120
 Walgreen                                             68,200               2,351,536
                                                                           3,278,656
RETAIL-OFFICE SUPPLIES (0.11%)
 Staples                                              22,600                 582,176
RETAIL-PET FOOD & SUPPLIES (0.04%)
 PETsMART                                              7,300                 202,210
RETAIL-REGIONAL DEPARTMENT STORE (0.11%)
 Kohl's /1/                                           14,600                 610,134
RETAIL-RESTAURANTS (0.79%)
 McDonald's                                           57,000               1,552,110
 Panera Bread /1/                                     20,900                 854,183
 RARE Hospitality International /1/                   17,400                 476,238
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                        $
 Starbucks /1/                                        21,200                 823,832
 Yum! Brands /1/                                      14,000                 543,060
                                                                           4,249,423
SATELLITE TELECOM (0.20%)
 EchoStar Communications /1/                          31,800               1,055,442
SCHOOLS (0.14%)
 Apollo Group /1/                                      8,400                 763,392
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.65%)
 Analog Devices                                       27,200               1,158,720
 Linear Technology                                    24,000                 855,120
 Maxim Integrated Products                            32,900               1,513,071
                                                                           3,526,911
SEMICONDUCTOR EQUIPMENT (0.35%)
 Applied Materials /1/                                43,800                 798,474
 Kla-Tencor /1/                                        9,100                 379,197
 Novellus Systems /1/                                 25,300                 732,688
                                                                           1,910,359
STEEL PRODUCERS (0.71%)
 International Steel Group /1/                         6,400                 185,920
 Nucor                                                56,900               3,379,860
 Steel Dynamics /1/                                   10,500                 252,735
                                                                           3,818,515
TELECOMMUNICATION EQUIPMENT (0.52%)
 Andrew /1/                                            8,400                 142,380
 Comverse Technology /1/                              10,100                 165,236
 Nortel Networks /1/                                  47,300                 176,902
 Qualcomm                                             37,000               2,311,020
                                                                           2,795,538
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.18%)
 Corning /1/                                          77,600                 855,928
 JDS Uniphase /1/                                     36,900                 112,176
                                                                             968,104
TELECOMMUNICATION SERVICES (0.05%)
 Avaya /1/                                            20,200                 276,336
TELEPHONE-INTEGRATED (1.75%)
 ALLTEL                                               14,200                 714,828
 NTL /1/                                              14,700                 834,519
 Qwest Communications International /1/              193,400                 777,468
 Sprint                                              122,500               2,191,525
 Verizon Communications                              129,600               4,891,104
                                                                           9,409,444
THERAPEUTICS (0.09%)
 Gilead Sciences /1/                                   8,100                 492,723
TOBACCO (1.30%)
 Altria Group                                        126,800               7,022,184
TOOLS-HAND HELD (0.09%)
 Black & Decker                                        2,800                 161,980
 Stanley Works                                         7,600                 323,076
                                                                             485,056
                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOYS (0.14%)
                                                                        $
 Hasbro                                               38,700                 731,043
TRANSPORT-RAIL (0.38%)
 Burlington Northern Santa Fe                         23,100                 755,370
 CSX                                                  19,100                 587,516
 Union Pacific                                        11,600                 683,588
                                                                           2,026,474
TRANSPORT-SERVICES (0.95%)
 Expeditors International of Washington                4,000                 160,760
 United Parcel Service                                70,900               4,973,635
                                                                           5,134,395
WEB PORTALS (0.63%)
 Yahoo /1/                                            67,100               3,385,866
WIRELESS EQUIPMENT (0.36%)
 Motorola                                            105,700               1,929,025
                                        TOTAL COMMON STOCKS              481,617,578

                                                     Shares
                                                      Held                 Value
-------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.21%)
MULTIMEDIA (0.21%)
 News                                                 34,500               1,164,375
                                     TOTAL PREFERRED STOCKS                1,164,375


                                                    Principal
                                                     Amount                Value
-------------------------------------------------------------------------------------------
TREASURY BONDS (0.16%)

 U.S. Treasury Strip /1 2/
                                                     $                  $
  0.00%; 06/24/04                                    850,000                 848,924
                                       TOTAL TREASURY BONDS                  848,924
                                                                        ------------

                       TOTAL PORTFOLIO INVESTMENTS (89.74%)              483,630,877
CASH AND RECEIVABLES, NET OF LIABILITIES (10.26%)                         55,272,102
                                 TOTAL NET ASSETS (100.00%)             $538,902,979
                                                                        --------------


                                                      Unrealized
 Contract                  Opening       Current     Gain (Loss)
   Type      Commitment  Market Value  Market Value
-----------------------------------------------------------------
FUTURES CONTRACTS
11 S&P 500     Buy        $3,046,975    $3,041,775     $(5,200)
June, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP BLEND FUND I

                           APRIL 30, 2004 (UNAUDITED)

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (99.18%)
AEROSPACE & DEFENSE (0.61%)
                                                                   $
 Boeing                                           4,200                179,298
AEROSPACE & DEFENSE EQUIPMENT (0.75%)
 General Dynamics                                   800                 74,896
 United Technologies                              1,700                146,642
                                                                       221,538
AGRICULTURAL OPERATIONS (0.61%)
 Monsanto                                         5,200                179,868
APPAREL MANUFACTURERS (0.59%)
 Coach /1/                                        4,100                174,660
APPLICATIONS SOFTWARE (2.72%)
 Microsoft                                       30,998                805,018
ATHLETIC FOOTWEAR (0.32%)
 Nike                                             1,319                 94,902
AUDIO & VIDEO PRODUCTS (0.10%)
 Harman International Industries                    400                 30,340
AUTO-CARS & LIGHT TRUCKS (1.49%)
 Ford Motor                                      14,200                218,112
 General Motors                                   4,700                222,874
                                                                       440,986
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.08%)
 Delphi Automotive Systems                        2,300                 23,460
BATTERIES & BATTERY SYSTEMS (0.12%)
 Energizer Holdings /1/                             800                 34,640
BEVERAGES-NON-ALCOHOLIC (1.71%)
 Coca-Cola                                        5,800                293,306
 Pepsico                                          3,890                211,966
                                                                       505,272
BROADCASTING SERVICES & PROGRAMMING (0.49%)
 Fox Entertainment Group /1/                      5,200                144,820
CABLE TV (0.73%)
 Comcast /1/                                      4,500                135,450
 Comcast /1/                                      2,780                 80,592
                                                                       216,042
CELLULAR TELECOMMUNICATIONS (0.29%)
 AT&T Wireless Services /1/                       5,300                 73,193
 U.S. Cellular /1/                                  400                 13,708
                                                                        86,901
CHEMICALS-DIVERSIFIED (1.28%)
 Dow Chemical                                     6,964                276,401
 E. I. Du Pont de Nemours                         2,400                103,080
                                                                       379,481
COMMERCIAL BANKS (0.52%)
 Bank of Hawaii                                     600                 26,232
 UnionBanCal                                      2,400                128,232
                                                                       154,464
COMMERCIAL SERVICE-FINANCE (0.67%)
 Deluxe                                             400                 16,524
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                   $
 Moody's                                          2,800                180,628
                                                                       197,152
COMMERCIAL SERVICES (0.05%)
 Convergys /1/                                    1,100                 15,972
COMPUTER AIDED DESIGN (0.12%)
 Cadence Design Systems /1/                       2,700                 34,614
COMPUTERS (1.21%)
 Hewlett-Packard                                  5,871                115,659
 International Business Machines                  2,767                243,966
                                                                       359,625
COMPUTERS-INTEGRATED SYSTEMS (1.23%)
 Dell /1/                                         9,200                319,332
 NCR /1/                                          1,000                 44,690
                                                                       364,022
COMPUTERS-MEMORY DEVICES (0.30%)
 EMC /1/                                          8,000                 89,280
COMPUTERS-PERIPHERAL EQUIPMENT (0.27%)
 Lexmark International /1/                          900                 81,414
CONSULTING SERVICES (0.75%)
 Accenture /1/                                    9,326                221,679
COSMETICS & TOILETRIES (3.68%)
 Avon Products                                    2,600                218,400
 Gillette                                         9,654                395,042
 Procter & Gamble                                 4,502                476,086
                                                                     1,089,528
CRUISE LINES (0.07%)
 Royal Caribbean Cruises                            500                 20,265
DATA PROCESSING & MANAGEMENT (0.47%)
 First Data                                       3,100                140,709
DISTRIBUTION-WHOLESALE (0.10%)
 Ingram Micro /1/                                 2,600                 31,070
DIVERSIFIED FINANCIAL SERVICES (2.48%)
 Citigroup                                       15,292                735,392
DIVERSIFIED MANUFACTURING OPERATIONS (6.20%)
 3M                                               4,930                398,673
 General Electric                                29,780                891,911
 ITT Industries                                   1,400                111,006
 Tyco International                              15,900                436,455
                                                                     1,838,045
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.47%)
 Cendant                                          5,900                139,712
ELECTRIC-INTEGRATED (1.44%)
 Edison International                             7,700                180,180
 Exelon                                           2,666                178,462
 Northeast Utilities                              3,700                 67,895
                                                                       426,537
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.20%)
 Sanmina /1/                                      5,900                 59,118
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.21%)
                                                                   $
 Intel                                           26,353                678,063
 Texas Instruments                               10,900                273,590
                                                                       951,653
ELECTRONIC FORMS (0.21%)
 Adobe Systems                                    1,500                 62,010
ELECTRONIC MEASUREMENT INSTRUMENTS (0.45%)
 Agilent Technologies /1/                         4,900                132,349
ELECTRONIC PARTS DISTRIBUTION (0.11%)
 Avnet /1/                                        1,500                 32,460
ENTERPRISE SOFTWARE & SERVICE (0.45%)
 BMC Software /1/                                 3,400                 58,820
 Computer Associates International                2,800                 75,068
                                                                       133,888
FIDUCIARY BANKS (0.20%)
 State Street                                     1,213                 59,194
FINANCE-AUTO LOANS (0.15%)
 AmeriCredit /1/                                  2,800                 45,388
FINANCE-COMMERCIAL (0.53%)
 CIT Group                                        4,600                158,102
FINANCE-CONSUMER LOANS (0.06%)
 SLM                                                500                 19,155
FINANCE-CREDIT CARD (0.89%)
 American Express                                 1,400                 68,530
 MBNA                                             8,000                195,040
                                                                       263,570
FINANCE-INVESTMENT BANKER & BROKER (1.56%)
 Bear Stearns                                       400                 32,056
 Friedman, Billings, Ramsey Group                 1,100                 20,350
 Lehman Brothers Holdings                           400                 29,360
 Merrill Lynch                                    7,016                380,478
                                                                       462,244
FINANCE-MORTGAGE LOAN/BANKER (0.52%)
 Countrywide Credit Industries                      450                 26,685
 Federal Home Loan Mortgage                         300                 17,520
 Federal National Mortgage Association            1,588                109,127
                                                                       153,332
FINANCIAL GUARANTEE INSURANCE (0.67%)
 MBIA                                             2,600                153,114
 MGIC Investment                                    600                 44,172
                                                                       197,286
FOOD-FLOUR & GRAIN (0.65%)
 Archer Daniels Midland                          10,900                191,404
FOOD-MISCELLANEOUS/DIVERSIFIED (0.49%)
 Kraft Foods                                      4,400                144,804
FOOD-WHOLESALE & DISTRIBUTION (0.99%)
 Supervalu                                        2,700                 83,133
 Sysco                                            5,500                210,375
                                                                       293,508
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (0.20%)
                                                                   $
 Marsh & McLennan                                 1,306                 58,901
INTERNET BROKERS (0.12%)
 Ameritrade Holding /1/                           2,900                 35,496
INTERNET SECURITY (0.62%)
 Symantec /1/                                     4,100                184,705
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.20%)
 Franklin Resources                                 800                 43,864
 Nuveen Investments                                 600                 15,378
                                                                        59,242
LIFE & HEALTH INSURANCE (0.17%)
 Lincoln National                                   400                 17,952
 Nationwide Financial Services                      900                 30,960
                                                                        48,912
LOTTERY SERVICES (0.29%)
 GTECH Holdings                                   1,400                 85,288
MACHINERY-CONSTRUCTION & MINING (0.28%)
 Caterpillar                                      1,060                 82,394
MEDICAL INFORMATION SYSTEM (0.41%)
 IMS Health                                       4,800                121,200
MEDICAL INSTRUMENTS (1.44%)
 Boston Scientific /1/                            2,800                115,332
 Guidant                                          3,665                230,932
 Medtronic                                        1,600                 80,736
                                                                       427,000
MEDICAL PRODUCTS (2.23%)
 Johnson & Johnson                                8,400                453,852
 Zimmer Holdings /1/                              2,600                207,610
                                                                       661,462
MEDICAL-BIOMEDICAL/GENE (1.36%)
 Amgen /1/                                        4,546                255,803
 Biogen Idec /1/                                    400                 23,600
 Genentech /1/                                      900                110,520
 Genzyme /1/                                        300                 13,068
                                                                       402,991
MEDICAL-DRUGS (7.05%)
 Abbott Laboratories                              3,771                166,000
 Allergan                                         2,200                193,710
 AstraZeneca                                      1,500                 71,775
 Eli Lilly                                        4,049                298,857
 Endo Pharmaceuticals Holdings /1/                1,000                 23,870
 King Pharmaceuticals /1/                         3,800                 65,550
 Merck                                              900                 42,300
 Pfizer                                          30,845              1,103,017
 Wyeth                                            3,234                123,118
                                                                     2,088,197
MEDICAL-HMO (0.73%)
 Anthem /1/                                         900                 79,722
 UnitedHealth Group                               2,200                135,256
                                                                       214,978
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.27%)
                                                                   $
 Cardinal Health                                  1,100                 80,575
METAL-ALUMINUM (0.24%)
 Alcoa                                            2,302                 70,787
METAL-DIVERSIFIED (0.09%)
 Freeport-McMoran Copper & Gold                     900                 27,450
MISCELLANEOUS INVESTING (0.26%)
 Equity Office Properties Trust                   3,100                 78,027
MONEY CENTER BANKS (2.71%)
 Bank of America                                  9,987                803,854
MULTI-LINE INSURANCE (3.50%)
 American International Group                     6,299                451,323
 Loews                                            3,100                179,831
 MetLife                                          5,800                200,100
 Prudential Financial                             4,700                206,518
                                                                     1,037,772
MULTIMEDIA (3.64%)
 McGraw-Hill                                      1,700                134,062
 Time Warner /1/                                 31,375                527,728
 Viacom                                           8,300                320,795
 Walt Disney                                      4,200                 96,726
                                                                     1,079,311
NETWORKING PRODUCTS (0.95%)
 Cisco Systems /1/                               13,521                282,183
NON-HAZARDOUS WASTE DISPOSAL (0.36%)
 Republic Services                                1,000                 28,820
 Waste Management                                 2,700                 76,680
                                                                       105,500
OIL & GAS DRILLING (0.22%)
 Transocean Sedco Forex /1/                       2,300                 63,871
OIL COMPANY-EXPLORATION & PRODUCTION (0.49%)
 Anadarko Petroleum                               2,700                144,666
OIL COMPANY-INTEGRATED (4.53%)
 ChevronTexaco                                    2,826                258,579
 ConocoPhillips                                   3,000                213,900
 Exxon Mobil                                     15,258                649,228
 Marathon Oil                                     4,300                144,308
 Occidental Petroleum                             1,600                 75,520
                                                                     1,341,535
OIL REFINING & MARKETING (0.83%)
 Sunoco                                           2,800                176,120
 Valero Energy                                    1,100                 70,136
                                                                       246,256
OIL-FIELD SERVICES (1.19%)
 Schlumberger                                     6,047                353,931
PAPER & RELATED PRODUCTS (0.74%)
 Georgia-Pacific                                  1,600                 56,160
 International Paper                              2,614                105,396
 Louisiana-Pacific                                2,500                 58,975
                                                                       220,531
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACY SERVICES (0.06%)
                                                                   $
 Medco Health Solutions /1/                         506                 17,912
POULTRY (0.59%)
 Tyson Foods                                      9,400                176,156
PROPERTY & CASUALTY INSURANCE (1.21%)
 Fidelity National Financial                      1,815                 66,429
 Progressive                                      1,900                166,288
 St. Paul                                         3,068                124,776
                                                                       357,493
RADIO (0.04%)
 Cox Radio /1/                                      600                 12,426
REAL ESTATE MANAGEMENT & SERVICES (0.54%)
 LNR Property                                     3,200                160,704
REGIONAL BANKS (3.53%)
 Bank One                                         3,466                171,116
 National City                                    5,700                197,619
 SunTrust Banks                                     600                 40,830
 U.S. Bancorp                                     8,100                207,684
 Wachovia                                         5,900                269,925
 Wells Fargo                                      2,800                158,088
                                                                     1,045,262
RETAIL-APPAREL & SHOE (0.16%)
 Gap                                              2,100                 46,221
RETAIL-AUTOMOBILE (0.25%)
 AutoNation /1/                                   4,300                 73,186
RETAIL-BUILDING PRODUCTS (1.00%)
 Home Depot                                       2,200                 77,418
 Lowe's                                           4,200                218,652
                                                                       296,070
RETAIL-CONSUMER ELECTRONICS (0.59%)
 Best Buy                                         3,200                173,600
RETAIL-DISCOUNT (1.98%)
 Wal-Mart Stores                                 10,293                586,701
RETAIL-DRUG STORE (0.05%)
 Longs Drug Stores                                  800                 15,680
RETAIL-MAJOR DEPARTMENT STORE (0.97%)
 J.C. Penney                                      1,200                 40,632
 Saks /1/                                         6,900                 99,360
 Sears Roebuck                                    3,700                148,185
                                                                       288,177
RETAIL-OFFICE SUPPLIES (0.16%)
 Staples                                          1,800                 46,368
RETAIL-REGIONAL DEPARTMENT STORE (0.60%)
 Federated Department Stores                      3,600                176,400
RETAIL-RESTAURANTS (0.06%)
 Bob Evans Farms                                    600                 18,396
SATELLITE TELECOM (0.19%)
 PanAmSat /1/                                     2,500                 57,700
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (0.14%)
                                                                   $
 Charter One Financial                              600                 20,022
 Golden West Financial                              200                 21,022
                                                                        41,044
SCHOOLS (0.10%)
 ITT Educational Services /1/                       700                 28,231
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.14%)
 Maxim Integrated Products                          900                 41,391
SEMICONDUCTOR EQUIPMENT (0.36%)
 Applied Materials /1/                            5,900                107,557
TELECOMMUNICATION EQUIPMENT (0.62%)
 Plantronics /1/                                    600                 22,770
 Qualcomm                                         2,600                162,396
                                                                       185,166
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.29%)
 Corning /1/                                      7,800                 86,034
TELEPHONE-INTEGRATED (2.34%)
 BellSouth                                        9,400                242,614
 SBC Communications                               3,300                 82,170
 Sprint                                          16,300                291,607
 Verizon Communications                           2,000                 75,480
                                                                       691,871
THERAPEUTICS (0.62%)
 Gilead Sciences /1/                              3,000                182,490
TOBACCO (0.86%)
 Altria Group                                     1,000                 55,380
 RJ Reynolds Tobacco Holdings                     3,100                200,787
                                                                       256,167
TRANSPORT-RAIL (0.41%)
 Burlington Northern Santa Fe                       700                 22,890
 CSX                                              3,200                 98,432
                                                                       121,322
TRANSPORT-SERVICES (1.44%)
 FedEx                                            1,557                111,964
 United Parcel Service                            4,500                315,675
                                                                       427,639
WEB PORTALS (0.14%)
 Yahoo /1/                                          800                 40,368
WIRELESS EQUIPMENT (1.36%)
 Motorola                                        22,000                401,500
                                   TOTAL COMMON STOCKS              29,382,418
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (99.18%)              29,382,418
CASH AND RECEIVABLES, NET OF LIABILITIES (0.82%)                       244,046
                            TOTAL NET ASSETS (100.00%)             $29,626,464
                                                                   -------------


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
2 S&P 500 eMini    Buy         $109,379      $110,610        $1,231
June, 2004
Futures


/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP GROWTH FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (97.32%)
ADVERTISING AGENCIES (0.15%)
                                                                   $
 Interpublic Group /1/                            1,000                 15,690
AEROSPACE & DEFENSE (0.75%)
 Boeing                                           1,900                 81,111
AEROSPACE & DEFENSE EQUIPMENT (0.26%)
 General Dynamics                                   300                 28,086
AGRICULTURAL OPERATIONS (0.29%)
 Monsanto                                           900                 31,131
AIRLINES (0.13%)
 AMR /1/                                          1,200                 13,620
APPAREL MANUFACTURERS (0.36%)
 Coach /1/                                          900                 38,340
APPLICATIONS SOFTWARE (3.41%)
 Compuware /1/                                    2,400                 18,360
 Microsoft                                       13,400                347,998
                                                                       366,358
ATHLETIC FOOTWEAR (0.27%)
 Nike                                               400                 28,780
AUDIO & VIDEO PRODUCTS (0.42%)
 Harman International Industries                    600                 45,510
AUTO-CARS & LIGHT TRUCKS (1.11%)
 Ford Motor                                       4,400                 67,584
 General Motors                                   1,100                 52,162
                                                                       119,746
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.59%)
 Navistar International /1/                         900                 40,635
 Paccar                                             400                 22,584
                                                                        63,219
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.04%)
 ArvinMeritor                                       200                  4,138
BEVERAGES-NON-ALCOHOLIC (0.38%)
 Coca-Cola                                          800                 40,456
BUILDING PRODUCTS-AIR & HEATING (0.20%)
 American Standard /1/                              200                 21,038
BUILDING-RESIDENTIAL & COMMERCIAL (0.63%)
 DR Horton                                        1,800                 51,840
 Ryland Group                                       200                 15,790
                                                                        67,630
CASINO HOTELS (0.27%)
 Mandalay Resort Group                              500                 28,725
CELLULAR TELECOMMUNICATIONS (0.46%)
 Crown Castle International /1/                     400                  5,580
 Nextel Communications /1/                        1,100                 26,246
 NII Holdings /1/                                   500                 17,500
                                                                        49,326
COMMERCIAL BANKS (0.16%)
 Commerce Bancorp.                                  300                 17,103
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (0.12%)
                                                                   $
 Moody's                                            200                 12,902
COMMERCIAL SERVICES (0.12%)
 Convergys /1/                                      900                 13,068
COMPUTER SERVICES (0.15%)
 Electronic Data Systems                            900                 16,461
COMPUTERS (0.16%)
 International Business Machines                    200                 17,634
COMPUTERS-INTEGRATED SYSTEMS (1.90%)
 Dell /1/                                         5,100                177,021
 NCR /1/                                            600                 26,814
                                                                       203,835
COMPUTERS-MEMORY DEVICES (0.97%)
 EMC /1/                                          4,500                 50,220
 SanDisk /1/                                        600                 13,866
 Veritas Software /1/                             1,500                 40,005
                                                                       104,091
COMPUTERS-PERIPHERAL EQUIPMENT (0.42%)
 Lexmark International /1/                          500                 45,230
CONSUMER PRODUCTS-MISCELLANEOUS (0.21%)
 Fortune Brands                                     300                 22,875
COSMETICS & TOILETRIES (2.10%)
 Avon Products                                      400                 33,600
 Gillette                                         1,000                 40,920
 Kimberly-Clark                                     700                 45,815
 Procter & Gamble                                 1,000                105,750
                                                                       226,085
DATA PROCESSING & MANAGEMENT (1.18%)
 First Data                                       2,400                108,936
 SEI Investments                                    600                 17,712
                                                                       126,648
DENTAL SUPPLIES & EQUIPMENT (0.27%)
 Patterson Dental /1/                               400                 29,480
DISPOSABLE MEDICAL PRODUCTS (0.10%)
 C.R. Bard                                          100                 10,627
DISTRIBUTION-WHOLESALE (0.57%)
 CDW                                                700                 43,743
 Tech Data /1/                                      500                 17,000
                                                                        60,743
DIVERSIFIED FINANCIAL SERVICES (0.76%)
 Citigroup                                        1,700                 81,753
DIVERSIFIED MANUFACTURING OPERATIONS (1.98%)
 3M                                                 900                 77,832
 Danaher                                            200                 18,504
 General Electric                                 2,500                 74,875
 Honeywell International                            400                 13,832
 Illinois Tool Works                                200                 17,242
 Textron                                            200                 11,036
                                                                       213,321
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.97%)
                                                                   $
 Cendant                                          4,400                104,192
ELECTRIC-GENERATION (0.25%)
 AES /1/                                          3,100                 26,877
ELECTRIC-INTEGRATED (1.06%)
 Duke Energy                                        400                  8,424
 Edison International                             1,400                 32,760
 PG&E /1/                                         2,200                 60,544
 XCEL Energy                                        700                 11,711
                                                                       113,439
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.23%)
 Sanmina /1/                                      2,500                 25,050
ELECTRONIC COMPONENTS-SEMICONDUCTOR (7.62%)
 Advanced Micro Devices /1/                       1,300                 18,486
 Altera /1/                                         300                  6,003
 Broadcom /1/                                     1,400                 52,864
 Intel                                           19,500                501,735
 International Rectifier /1/                        500                 19,820
 Micron Technology /1/                            1,600                 21,792
 National Semiconductor /1/                       1,000                 40,790
 PMC - Sierra /1/                                 1,400                 17,010
 Texas Instruments                                5,600                140,560
                                                                       819,060
ELECTRONIC MEASUREMENT INSTRUMENTS (0.53%)
 Agilent Technologies /1/                         2,100                 56,721
ENGINES-INTERNAL COMBUSTION (0.11%)
 Cummins Engine                                     200                 11,962
ENTERPRISE SOFTWARE & SERVICE (0.97%)
 Computer Associates International                1,900                 50,939
 Oracle /1/                                       4,800                 53,856
                                                                       104,795
ENTERTAINMENT SOFTWARE (0.24%)
 Electronic Arts /1/                                500                 25,310
FIDUCIARY BANKS (0.18%)
 State Street                                       400                 19,520
FINANCE-AUTO LOANS (0.15%)
 AmeriCredit /1/                                  1,000                 16,210
FINANCE-COMMERCIAL (0.35%)
 CIT Group                                        1,100                 37,807
FINANCE-CREDIT CARD (2.45%)
 Capital One Financial                            1,300                 85,189
 MBNA                                             6,000                146,280
 Providian Financial /1/                          2,600                 31,538
                                                                       263,007
FINANCE-INVESTMENT BANKER & BROKER (1.51%)
 Bear Stearns                                       200                 16,028
 Friedman, Billings, Ramsey Group                   700                 12,950
 Goldman Sachs Group                                300                 28,950
 Legg Mason                                         300                 27,618
 Lehman Brothers Holdings                           300                 22,020
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                   $
 Merrill Lynch                                    1,000                 54,230
                                                                       161,796
FINANCE-MORTGAGE LOAN/BANKER (3.77%)
 Countrywide Credit Industries                      450                 26,685
 Federal Home Loan Mortgage                       1,900                110,960
 Federal National Mortgage Association            3,900                268,008
                                                                       405,653
FOOD-MISCELLANEOUS/DIVERSIFIED (0.17%)
 Sara Lee                                           800                 18,464
FOOD-RETAIL (0.17%)
 Safeway /1/                                        800                 18,360
FOOD-WHOLESALE & DISTRIBUTION (0.06%)
 Supervalu                                          200                  6,158
HEALTH CARE COST CONTAINMENT (0.21%)
 McKesson                                           700                 23,002
HOTELS & MOTELS (0.22%)
 Starwood Hotels & Resorts Worldwide                600                 23,874
INSTRUMENTS-SCIENTIFIC (0.45%)
 PerkinElmer                                        500                  9,625
 Waters /1/                                         900                 38,835
                                                                        48,460
INTERNET BROKERS (0.23%)
 E*trade Group /1/                                2,200                 24,992
INTERNET SECURITY (0.17%)
 Symantec /1/                                       400                 18,020
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.68%)
 Affiliated Managers Group /1/                      200                  9,740
 Franklin Resources                                 500                 27,415
 T. Rowe Price Group                                700                 35,896
                                                                        73,051
LIFE & HEALTH INSURANCE (0.20%)
 Aflac                                              500                 21,115
LOTTERY SERVICES (0.23%)
 GTECH Holdings                                     400                 24,368
MACHINERY-CONSTRUCTION & MINING (0.36%)
 Caterpillar                                        500                 38,865
MEDICAL INSTRUMENTS (1.51%)
 Biomet                                             600                 23,700
 Guidant                                          2,200                138,622
                                                                       162,322
MEDICAL PRODUCTS (3.52%)
 Baxter International                             2,300                 72,795
 Henry Schein /1/                                   200                 14,094
 INAMED /1/                                         300                 17,652
 Johnson & Johnson                                3,400                183,702
 Stryker                                            500                 49,465
 Varian Medical Systems /1/                         200                 17,168
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                   $
 Zimmer Holdings /1/                                300                 23,955
                                                                       378,831
MEDICAL-BIOMEDICAL/GENE (2.63%)
 Amgen /1/                                          300                 16,881
 Genentech /1/                                    1,800                221,040
 Invitrogen /1/                                     200                 14,446
 Martek Biosciences /1/                             100                  6,349
 Millennium Pharmaceuticals /1/                   1,600                 23,984
                                                                       282,700
MEDICAL-DRUGS (7.79%)
 Abbott Laboratories                                600                 26,412
 King Pharmaceuticals /1/                           400                  6,900
 Merck                                            4,200                197,400
 Pfizer                                          14,800                529,248
 Schering-Plough                                  3,100                 51,863
 Valeant Pharmaceuticals International              100                  2,310
 Wyeth                                              600                 22,842
                                                                       836,975
MEDICAL-HMO (2.23%)
 Aetna                                              300                 24,825
 Anthem /1/                                         300                 26,574
 Coventry Health Care /1/                           700                 29,288
 Health Net /1/                                   1,000                 25,440
 Humana /1/                                         300                  4,887
 Pacificare Health Systems /1/                      400                 14,304
 UnitedHealth Group                               1,500                 92,220
 Wellpoint Health Networks /1/                      200                 22,338
                                                                       239,876
MEDICAL-HOSPITALS (0.51%)
 Health Management Associates                     1,500                 34,695
 Tenet Healthcare /1/                             1,700                 19,992
                                                                        54,687
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.32%)
 Lincare Holdings /1/                             1,000                 34,730
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.77%)
 AmerisourceBergen                                1,000                 57,890
 Cardinal Health                                  1,800                131,850
                                                                       189,740
METAL-ALUMINUM (0.57%)
 Alcoa                                            2,000                 61,500
METAL-COPPER (0.24%)
 Phelps Dodge /1/                                   400                 26,332
METAL-DIVERSIFIED (0.28%)
 Freeport-McMoran Copper & Gold                   1,000                 30,500
MONEY CENTER BANKS (1.54%)
 Bank of America                                    800                 64,392
 JP Morgan Chase                                  2,700                101,520
                                                                       165,912
MOTORCYCLE & MOTOR SCOOTER (1.00%)
 Harley-Davidson                                  1,900                107,008
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (0.85%)
                                                                   $
 Allstate                                           400                 18,360
 Hartford Financial Services                      1,200                 73,296
                                                                        91,656
MULTIMEDIA (0.19%)
 Time Warner /1/                                  1,200                 20,184
NETWORKING PRODUCTS (1.77%)
 Cisco Systems /1/                                6,900                144,003
 Juniper Networks /1/                             2,100                 45,948
                                                                       189,951
OIL COMPANY-INTEGRATED (1.06%)
 ChevronTexaco                                      500                 45,750
 Exxon Mobil                                      1,600                 68,080
                                                                       113,830
PAPER & RELATED PRODUCTS (0.64%)
 Georgia-Pacific                                  1,700                 59,670
 Louisiana-Pacific                                  400                  9,436
                                                                        69,106
PHARMACY SERVICES (0.16%)
 Medco Health Solutions /1/                         500                 17,700
PIPELINES (0.01%)
 Williams                                           100                  1,030
PROPERTY & CASUALTY INSURANCE (0.19%)
 First American                                     100                  2,712
 Progressive                                        200                 17,504
                                                                        20,216
RADIO (0.20%)
 XM Satellite Radio Holdings /1/                    900                 21,564
REGIONAL BANKS (0.51%)
 Wachovia                                         1,200                 54,900
RENTAL-AUTO & EQUIPMENT (0.22%)
 Rent-A-Center /1/                                  800                 23,416
RETAIL-APPAREL & SHOE (2.27%)
 Abercrombie & Fitch                              1,100                 34,595
 AnnTaylor Stores /1/                               300                 12,159
 Chico's FAS /1/                                    600                 24,438
 Claire's Stores                                    600                 12,228
 Foot Locker                                      1,300                 31,200
 Gap                                              1,200                 26,412
 Nordstrom                                        1,100                 39,193
 Pacific Sunwear of California /1/                  700                 15,029
 Ross Stores                                      1,600                 48,800
                                                                       244,054
RETAIL-AUTO PARTS (0.28%)
 Advance Auto Parts /1/                             700                 30,205
RETAIL-BEDDING (0.35%)
 Bed Bath & Beyond /1/                            1,000                 37,120
RETAIL-BUILDING PRODUCTS (5.11%)
 Home Depot                                      13,700                482,103
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (CONTINUED)
                                                                   $
 Lowe's                                           1,300                 67,678
                                                                       549,781
RETAIL-CONSUMER ELECTRONICS (0.76%)
 Best Buy                                         1,500                 81,375
RETAIL-DISCOUNT (1.78%)
 BJ's Wholesale Club /1/                            400                  9,692
 Dollar General                                   1,400                 26,264
 Dollar Tree Stores /1/                           1,100                 29,645
 Target                                           1,000                 43,370
 TJX                                                800                 19,656
 Wal-Mart Stores                                  1,100                 62,700
                                                                       191,327
RETAIL-DRUG STORE (0.25%)
 CVS                                                700                 27,041
RETAIL-HOME FURNISHINGS (0.17%)
 Pier 1 Imports                                     900                 18,594
RETAIL-JEWELRY (0.25%)
 Tiffany                                            700                 27,300
RETAIL-MAJOR DEPARTMENT STORE (0.97%)
 May Department Stores                            1,300                 40,040
 Sears Roebuck                                    1,600                 64,080
                                                                       104,120
RETAIL-REGIONAL DEPARTMENT STORE (0.50%)
 Federated Department Stores                      1,100                 53,900
RETAIL-RESTAURANTS (2.36%)
 Applebees International                            900                 34,902
 CBRL Group                                         300                 11,265
 McDonald's                                       5,500                149,765
 Outback Steakhouse                                 700                 30,751
 Starbucks /1/                                      700                 27,202
                                                                       253,885
SAVINGS & LOANS-THRIFTS (0.16%)
 New York Community Bancorp                         700                 17,549
SCHOOLS (0.53%)
 Apollo Group /1/                                   400                 36,352
 ITT Educational Services /1/                       500                 20,165
                                                                        56,517
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.52%)
 Analog Devices                                     800                 34,080
 Atmel /1/                                          800                  4,672
 Cypress Semiconductor /1/                        1,200                 16,764
                                                                        55,516
SEMICONDUCTOR EQUIPMENT (1.56%)
 Amkor Technology /1/                               900                  7,272
 Applied Materials /1/                            4,500                 82,035
 Kla-Tencor /1/                                     800                 33,336
 Lam Research /1/                                 1,200                 26,568
 Teradyne /1/                                       900                 18,342
                                                                       167,553
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.85%)
                                                                   $
 Adtran                                             500                 12,255
 Qualcomm                                         1,000                 62,460
 Scientific-Atlanta                                 500                 16,195
                                                                        90,910
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.08%)
 Corning /1/                                        800                  8,824
TELECOMMUNICATION SERVICES (0.28%)
 Avaya /1/                                        2,200                 30,096
TELEPHONE-INTEGRATED (0.08%)
 Citizens Communications /1/                        200                  2,608
 NTL /1/                                            100                  5,677
                                                                         8,285
TEXTILE-HOME FURNISHINGS (0.07%)
 Mohawk Industries /1/                              100                  7,714
TOBACCO (2.47%)
 Altria Group                                     4,800                265,824
TOYS (0.05%)
 Hasbro                                             300                  5,667
WEB PORTALS (0.47%)
 Yahoo /1/                                        1,000                 50,459
WIRELESS EQUIPMENT (1.01%)
 American Tower /1/                                 200                  2,490
 Motorola                                         5,800                105,850
                                                                       108,340
                                   TOTAL COMMON STOCKS              10,461,510
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (97.32%)              10,461,510
CASH AND RECEIVABLES, NET OF LIABILITIES (2.68%)                       287,603
                            TOTAL NET ASSETS (100.00%)             $10,749,113
                                                                   -------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND I

                           APRIL 30, 2004 (UNAUDITED)

                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (97.30%)
AEROSPACE & DEFENSE EQUIPMENT (1.06%)
                                                                        $
 United Technologies                                  86,380               7,451,139
APPAREL MANUFACTURERS (0.26%)
 Coach /1/                                            43,100               1,836,060
APPLICATIONS SOFTWARE (6.61%)
 Mercury Interactive /1/                             158,400               6,739,920
 Microsoft                                         1,377,600              35,776,272
 Red Hat /1/                                         176,800               4,015,128
                                                                          46,531,320
BEVERAGES-NON-ALCOHOLIC (3.61%)
 Coca-Cola                                           346,645              17,529,838
 Pepsico                                             144,412               7,869,010
                                                                          25,398,848
BROADCASTING SERVICES & PROGRAMMING (1.38%)
 Clear Channel Communications                        234,400               9,725,256
CASINO HOTELS (0.76%)
 Wynn Resorts /1/                                    134,290               5,362,200
CASINO SERVICES (0.82%)
 International Game Technology                       152,600               5,759,124
COMPUTERS-INTEGRATED SYSTEMS (1.47%)
 Dell /1/                                            297,740              10,334,555
COMPUTERS-MEMORY DEVICES (1.12%)
 EMC /1/                                             413,990               4,620,129
 Veritas Software /1/                                123,390               3,290,811
                                                                           7,910,940
CONSULTING SERVICES (0.96%)
 Accenture /1/                                       285,480               6,785,860
COSMETICS & TOILETRIES (1.84%)
 Kimberly-Clark                                       81,900               5,360,355
 Procter & Gamble                                     72,135               7,628,276
                                                                          12,988,631
CRUISE LINES (0.52%)
 Carnival                                             86,000               3,669,620
DIVERSIFIED FINANCIAL SERVICES (3.86%)
 Citigroup                                           566,050              27,221,344
DIVERSIFIED MANUFACTURING OPERATIONS (8.57%)
 3M                                                  133,300              11,527,784
 General Electric                                  1,400,390              41,941,680
 Tyco International                                  250,500               6,876,225
                                                                          60,345,689
E-COMMERCE-SERVICES (4.55%)
 eBay /1/                                            188,490              15,045,272
 InterActiveCorp /1/                                 532,560              16,972,687
                                                                          32,017,959
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.25%)
 Intel                                               526,315              13,542,085
 Texas Instruments                                   371,355               9,321,010
                                                                          22,863,095
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC CONNECTORS (0.71%)
                                                                        $
 Amphenol /1/                                        158,200               5,000,702
ELECTRONIC FORMS (0.73%)
 Adobe Systems                                       124,200               5,134,428
ENTERPRISE SOFTWARE & SERVICE (0.69%)
 Oracle /1/                                          430,270               4,827,629
FIDUCIARY BANKS (0.92%)
 Bank of New York                                    222,050               6,470,537
FINANCE-CREDIT CARD (2.61%)
 American Express                                    219,250              10,732,288
 MBNA                                                314,500               7,667,510
                                                                          18,399,798
FINANCE-INVESTMENT BANKER & BROKER (0.77%)
 Goldman Sachs Group                                  55,970               5,401,105
FINANCE-MORTGAGE LOAN/BANKER (1.42%)
 Federal National Mortgage Association               145,500               9,998,760
HEALTH CARE COST CONTAINMENT (0.70%)
 Caremark Rx /1/                                     145,950               4,940,408
INDUSTRIAL AUTOMATION & ROBOTS (0.38%)
 Rockwell International                               81,710               2,671,100
LOTTERY SERVICES (0.80%)
 GTECH Holdings                                       93,070               5,669,824
MEDICAL INSTRUMENTS (3.18%)
 Boston Scientific /1/                               238,000               9,803,220
 Guidant                                              41,500               2,614,915
 Medtronic                                           136,705               6,898,134
 St. Jude Medical /1/                                 40,175               3,063,746
                                                                          22,380,015
MEDICAL PRODUCTS (1.45%)
 INAMED /1/                                           37,777               2,222,799
 Johnson & Johnson                                   147,945               7,993,468
                                                                          10,216,267
MEDICAL-BIOMEDICAL/GENE (3.02%)
 Amgen /1/                                           189,002              10,635,143
 Biogen Idec /1/                                      43,000               2,537,000
 Chiron /1/                                           46,400               2,152,960
 Genentech /1/                                        48,600               5,968,080
                                                                          21,293,183
MEDICAL-DRUGS (6.88%)
 Allergan                                             25,850               2,276,092
 Bristol-Myers Squibb                                143,500               3,601,850
 Eli Lilly                                            89,700               6,620,757
 Pfizer                                              874,406              31,268,759
 Teva Pharmaceutical Industries                       76,500               4,709,340
                                                                          48,476,798
MEDICAL-HMO (1.93%)
 Anthem /1/                                           69,308               6,139,303
 UnitedHealth Group                                  121,400               7,463,672
                                                                          13,602,975
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (1.99%)
                                                                        $
 American International Group                        196,050              14,046,983
MULTIMEDIA (1.22%)
 News                                                129,895               4,748,961
 Viacom                                               99,845               3,859,009
                                                                           8,607,970
NETWORKING PRODUCTS (3.32%)
 Cisco Systems /1/                                   771,575              16,102,770
 Juniper Networks /1/                                196,000               4,288,480
 Network Appliance /1/                               159,700               2,973,614
                                                                          23,364,864
OIL COMPANY-INTEGRATED (1.78%)
 Exxon Mobil                                         295,100              12,556,505
OIL FIELD MACHINERY & EQUIPMENT (1.02%)
 Smith International /1/                             131,500               7,199,625
REGIONAL BANKS (1.71%)
 Fifth Third Bancorp                                 110,050               5,905,283
 Wells Fargo                                         108,500               6,125,910
                                                                          12,031,193
RETAIL-APPAREL & SHOE (0.67%)
 Chico's FAS /1/                                     116,166               4,731,441
RETAIL-BEDDING (0.46%)
 Bed Bath & Beyond /1/                                86,800               3,222,016
RETAIL-BUILDING PRODUCTS (1.62%)
 Home Depot                                          140,230               4,934,694
 Lowe's                                              124,000               6,455,440
                                                                          11,390,134
RETAIL-DISCOUNT (3.04%)
 Target                                              107,276               4,652,560
 TJX                                                 105,100               2,582,307
 Wal-Mart Stores                                     248,595              14,169,915
                                                                          21,404,782
RETAIL-JEWELRY (0.38%)
 Tiffany                                              68,622               2,676,258
RETAIL-OFFICE SUPPLIES (0.66%)
 Staples                                             180,200               4,641,952
RETAIL-PET FOOD & SUPPLIES (0.93%)
 PETsMART                                            236,150               6,541,355
RETAIL-RESTAURANTS (1.07%)
 Outback Steakhouse                                   89,700               3,940,521
 Yum! Brands /1/                                      92,045               3,570,426
                                                                           7,510,947
SCHOOLS (1.09%)
 Apollo Group /1/                                     84,100               7,643,008
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.96%)
 Analog Devices                                      215,200               9,167,520
 Linear Technology                                   205,250               7,313,057
 Marvell Technology Group /1/                        113,700               4,403,601
                                                                          20,884,178
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (0.62%)
                                                                        $
 Applied Materials /1/                               241,370               4,400,175
TELECOMMUNICATION EQUIPMENT (0.71%)
 Qualcomm                                             79,915               4,991,491
TELEVISION (1.09%)
 Univision Communications /1/                        227,745               7,709,168
THERAPEUTICS (0.29%)
 Gilead Sciences /1/                                  33,745               2,052,708
TRANSPORT-SERVICES (1.38%)
 C.H. Robinson Worldwide                             123,095               5,051,819
 United Parcel Service                                66,600               4,671,990
                                                                           9,723,809
WEB PORTALS (1.88%)
 Yahoo /1/                                           262,250              13,233,135
WIRELESS EQUIPMENT (0.58%)
 Motorola                                            224,500               4,097,125
                                        TOTAL COMMON STOCKS              685,345,991
                                                                        ------------

                       TOTAL PORTFOLIO INVESTMENTS (97.30%)              685,345,991
CASH AND RECEIVABLES, NET OF LIABILITIES (2.70%)                          19,039,543
                                 TOTAL NET ASSETS (100.00%)             $704,385,534
                                                                        --------------

 /1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND II

                           APRIL 30, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (90.58%)
AEROSPACE & DEFENSE (1.05%)
                                                                      $
 Rockwell Collins                                   48,100               1,551,225
AEROSPACE & DEFENSE EQUIPMENT (1.26%)
 United Technologies                                21,400               1,845,964
AGRICULTURAL OPERATIONS (1.84%)
 Monsanto                                           78,226               2,705,837
APPLICATIONS SOFTWARE (0.62%)
 Microsoft                                          35,022                 909,521
ATHLETIC FOOTWEAR (2.39%)
 Nike                                               48,800               3,511,160
BEVERAGES-NON-ALCOHOLIC (1.49%)
 Pepsico                                            40,200               2,190,498
BROADCASTING SERVICES & PROGRAMMING (0.95%)
 Clear Channel Communications                       33,700               1,398,213
CASINO HOTELS (1.32%)
 Caesars Entertainment /1/                         146,100               1,935,825
CIRCUIT BOARDS (0.33%)
 Jabil Circuit /1/                                  18,400                 485,576
COMPUTER SERVICES (0.88%)
 DST Systems /1/                                    29,200               1,289,180
COMPUTERS (2.93%)
 International Business Machines                    48,900               4,311,513
COSMETICS & TOILETRIES (3.46%)
 Procter & Gamble                                   48,200               5,097,150
CRUISE LINES (2.02%)
 Carnival                                           69,500               2,965,565
DATA PROCESSING & MANAGEMENT (2.32%)
 First Data                                         75,100               3,408,789
DISPOSABLE MEDICAL PRODUCTS (1.52%)
 C.R. Bard                                          21,000               2,231,670
DIVERSIFIED MANUFACTURING OPERATIONS (5.71%)
 General Electric                                  209,200               6,265,540
 Textron                                            38,600               2,129,948
                                                                         8,395,488
DRUG DELIVERY SYSTEMS (0.73%)
 Hospira /1/                                        37,900               1,078,634
E-COMMERCE-SERVICES (1.00%)
 Monster Worldwide /1/                              57,400               1,470,014
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.12%)
 Xilinx                                              5,100                 171,513
ENTERPRISE SOFTWARE & SERVICE (5.71%)
 BEA Systems /1/                                   175,500               2,002,455
 Novell /1/                                         60,800                 586,112
 Oracle /1/                                        277,500               3,113,550
 SAP                                                72,500               2,702,800
                                                                         8,404,917
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (0.89%)
                                                                      $
 Northern Trust                                     31,100               1,314,908
FINANCE-CREDIT CARD (1.89%)
 American Express                                   56,800               2,780,360
FINANCE-INVESTMENT BANKER & BROKER (1.12%)
 Goldman Sachs Group                                17,100               1,650,150
FINANCIAL GUARANTEE INSURANCE (1.31%)
 MGIC Investment                                    26,200               1,928,844
FOOD-MISCELLANEOUS/DIVERSIFIED (0.60%)
 McCormick                                          25,800                 881,328
INSTRUMENTS-SCIENTIFIC (1.77%)
 Fisher Scientific International /1/                44,400               2,599,620
INTERNET SECURITY (0.66%)
 VeriSign /1/                                       60,600                 977,478
MEDICAL INSTRUMENTS (4.46%)
 Medtronic                                          86,900               4,384,974
 St. Jude Medical /1/                               28,600               2,181,036
                                                                         6,566,010
MEDICAL PRODUCTS (1.71%)
 Baxter International                               79,700               2,522,505
MEDICAL-BIOMEDICAL/GENE (0.99%)
 Amgen /1/                                          25,892               1,456,943
MEDICAL-DRUGS (6.29%)
 Celgene /1/                                        26,300               1,359,447
 Eli Lilly                                          17,100               1,262,151
 Novartis                                           33,300               1,491,840
 Pfizer                                             76,960               2,752,090
 Roche Holding                                      22,800               2,388,300
                                                                         9,253,828
MEDICAL-GENERIC DRUGS (1.18%)
 Mylan Laboratories                                 75,700               1,734,287
MOTORCYCLE & MOTOR SCOOTER (2.06%)
 Harley-Davidson                                    53,900               3,035,648
MULTI-LINE INSURANCE (4.09%)
 American International Group                       46,500               3,331,725
 MetLife                                            77,700               2,680,650
                                                                         6,012,375
MULTIMEDIA (1.09%)
 Walt Disney                                        69,500               1,600,585
NETWORKING PRODUCTS (5.14%)
 Cisco Systems /1/                                 262,200               5,472,114
 Juniper Networks /1/                               95,600               2,091,728
                                                                         7,563,842
OIL COMPANY-EXPLORATION & PRODUCTION (1.19%)
 Apache                                             41,700               1,745,979
OIL COMPANY-INTEGRATED (1.27%)
 Occidental Petroleum                               39,700               1,873,840
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.55%)
                                                                      $
 Valero Energy                                      12,600                 803,376
OPTICAL SUPPLIES (1.42%)
 Alcon                                              28,200               2,093,850
PUBLICLY TRADED INVESTMENT FUND (0.02%)
 Standard & Poor's 500 Depository Receipts             300                  33,300
RADIO (1.12%)
 XM Satellite Radio Holdings /1/                    68,900               1,650,844
RETAIL-MAJOR DEPARTMENT STORE (2.40%)
 J.C. Penney                                        65,300               2,211,058
 May Department Stores                              42,600               1,312,080
                                                                         3,523,138
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.91%)
 Linear Technology                                  37,700               1,343,251
TELECOMMUNICATION EQUIPMENT (2.76%)
 Qualcomm                                           65,100               4,066,146
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.93%)
 JDS Uniphase /1/                                  451,900               1,373,776
TELEPHONE-INTEGRATED (1.80%)
 Sprint                                            148,400               2,654,876
TELEVISION (1.27%)
 Univision Communications /1/                       55,200               1,868,520
THERAPEUTICS (0.73%)
 Neurocrine Biosciences /1/                         16,300               1,069,769
WEB PORTALS (1.31%)
 Yahoo /1/                                          38,042               1,919,599
                                      TOTAL COMMON STOCKS              133,257,227
                                                                      ------------

                     TOTAL PORTFOLIO INVESTMENTS (90.58%)              133,257,227
CASH AND RECEIVABLES, NET OF LIABILITIES (9.42%)                        13,862,921
                               TOTAL NET ASSETS (100.00%)             $147,120,148
                                                                      --------------

/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP VALUE FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                        Shares
                                                         Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (99.30%)
ADVERTISING AGENCIES (0.60%)
                                                                            $
 Interpublic Group /1/                                   440,600                 6,913,014
AEROSPACE & DEFENSE (0.56%)
 Boeing                                                  152,900                 6,527,301
AEROSPACE & DEFENSE EQUIPMENT (0.86%)
 General Dynamics                                         39,500                 3,697,990
 Goodrich                                                218,700                 6,296,373
                                                                                 9,994,363
AGRICULTURAL OPERATIONS (0.15%)
 Monsanto                                                 51,800                 1,791,762
APPAREL MANUFACTURERS (1.28%)
 Jones Apparel Group                                     159,100                 5,823,060
 Liz Claiborne                                           122,850                 4,312,035
 VF                                                      101,100                 4,666,776
                                                                                14,801,871
APPLIANCES (0.46%)
 Whirlpool                                                81,700                 5,352,167
ATHLETIC FOOTWEAR (0.35%)
 Reebok International                                    111,100                 4,041,818
AUTO-CARS & LIGHT TRUCKS (0.84%)
 General Motors                                          204,600                 9,702,132
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.70%)
 Paccar                                                  142,650                 8,054,019
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.70%)
 American Axle & Manufacturing Holdings /1/              100,000                 3,847,000
 Autoliv                                                 165,900                 7,055,727
 BorgWarner                                               50,200                 4,113,388
 Dana                                                    201,000                 4,052,160
 Delphi Automotive Systems                               345,000                 3,519,000
 Lear                                                     58,900                 3,570,518
 Magna International                                      65,400                 5,160,060
                                                                                31,317,853
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.53%)
 Vulcan Materials                                        132,300                 6,117,552
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.33%)
 Martin Marietta Materials                                88,700                 3,836,275
BUILDING-RESIDENTIAL & COMMERCIAL (0.42%)
 DR Horton                                                13,200                   380,160
 KB Home                                                  32,875                 2,266,074
 Pulte                                                    46,200                 2,271,654
                                                                                 4,917,888
CABLE TV (1.26%)
 Comcast /1/                                             483,536                14,554,434
CHEMICALS-DIVERSIFIED (0.57%)
 Dow Chemical                                             32,000                 1,270,080
 E. I. Du Pont de Nemours                                 53,200                 2,284,940
 PPG Industries                                           50,900                 3,018,879
                                                                                 6,573,899
                                                        Shares
                                                         Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (0.03%)
                                                                            $
 Lubrizol                                                 10,600                   337,080
COMMERCIAL BANKS (0.61%)
 Regions Financial                                       140,150                 4,864,606
 SouthTrust                                                8,000                   248,640
 UnionBanCal                                              37,150                 1,984,925
                                                                                 7,098,171
COMPUTERS (2.25%)
 Hewlett-Packard                                         927,554                18,272,814
 International Business Machines                          88,125                 7,769,981
                                                                                26,042,795
COMPUTERS-MEMORY DEVICES (0.04%)
 Quantum /1/                                             146,300                   457,919
CONSUMER PRODUCTS-MISCELLANEOUS (0.20%)
 Fortune Brands                                           30,700                 2,340,875
CONTAINERS-PAPER & PLASTIC (0.03%)
 Smurfit-Stone Container /1/                              20,200                   347,238
COSMETICS & TOILETRIES (0.24%)
 Procter & Gamble                                         26,100                 2,760,075
DISTRIBUTION-WHOLESALE (0.28%)
 Ingram Micro /1/                                        114,350                 1,366,483
 Tech Data /1/                                            55,300                 1,880,200
                                                                                 3,246,683
DIVERSIFIED FINANCIAL SERVICES (4.65%)
 Citigroup                                             1,120,500                53,884,845
DIVERSIFIED MANUFACTURING OPERATIONS (3.25%)
 Cooper Industries                                        66,600                 3,657,006
 Eaton                                                   132,050                 7,841,129
 Honeywell International                                 342,200                11,833,276
 Textron                                                 142,600                 7,868,668
 Tyco International                                      234,600                 6,439,770
                                                                                37,639,849
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.33%)
 Cendant                                                 162,400                 3,845,632
ELECTRIC-INTEGRATED (4.04%)
 Alliant Energy                                          202,300                 5,029,178
 American Electric Power                                 242,525                 7,382,461
 CMS Energy /1/                                          308,900                 2,566,959
 Constellation Energy Group                               90,800                 3,493,984
 Edison International                                     58,400                 1,366,560
 Entergy                                                 125,800                 6,868,680
 FirstEnergy                                             208,800                 8,164,080
 Northeast Utilities                                     222,600                 4,084,710
 PG&E /1/                                                 84,600                 2,328,192
 PPL                                                      74,400                 3,188,040
 XCEL Energy                                             141,700                 2,370,641
                                                                                46,843,485
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.44%)
 Flextronics International /1/                           403,300                 6,493,130
 Sanmina /1/                                             407,100                 4,079,142
 Solectron /1/                                           887,700                 4,349,730
                                                        Shares
                                                         Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                            $
 Vishay Intertechnology /1/                              104,700                 1,821,780
                                                                                16,743,782
ELECTRONIC PARTS DISTRIBUTION (0.47%)
 Arrow Electronics /1/                                    67,000                 1,693,760
 Avnet /1/                                               171,000                 3,700,440
                                                                                 5,394,200
FINANCE-INVESTMENT BANKER & BROKER (2.53%)
 Bear Stearns                                             45,900                 3,678,426
 Lehman Brothers Holdings                                119,525                 8,773,135
 Merrill Lynch                                           200,900                10,894,807
 Morgan Stanley                                          116,700                 5,997,213
                                                                                29,343,581
FINANCE-MORTGAGE LOAN/BANKER (2.00%)
 Countrywide Credit Industries                            91,350                 5,417,055
 Federal Home Loan Mortgage                              220,800                12,894,720
 Federal National Mortgage Association                    70,125                 4,818,990
                                                                                23,130,765
FINANCIAL GUARANTEE INSURANCE (1.27%)
 MBIA                                                    115,300                 6,790,017
 MGIC Investment                                         107,800                 7,936,236
                                                                                14,726,253
FOOD-FLOUR & GRAIN (0.24%)
 Archer Daniels Midland                                  157,415                 2,764,207
FOOD-RETAIL (0.98%)
 Kroger /1/                                              295,000                 5,162,500
 Safeway /1/                                             271,700                 6,235,515
                                                                                11,398,015
FOOD-WHOLESALE & DISTRIBUTION (0.00%)
 Supervalu                                                   700                    21,553
GAS-DISTRIBUTION (0.54%)
 Sempra Energy                                           195,800                 6,216,650
INSTRUMENTS-CONTROLS (0.50%)
 Parker Hannifin                                         104,000                 5,750,160
LIFE & HEALTH INSURANCE (1.39%)
 Jefferson-Pilot                                         139,600                 6,922,764
 Manulife Financial                                      248,202                 9,126,381
 Torchmark                                                 1,975                   102,779
                                                                                16,151,924
MACHINERY-CONSTRUCTION & MINING (0.46%)
 Caterpillar                                              69,100                 5,371,143
MACHINERY-GENERAL INDUSTRY (0.50%)
 Ingersoll-Rand                                           90,300                 5,828,865
MEDICAL INSTRUMENTS (0.55%)
 Guidant                                                 101,000                 6,364,010
MEDICAL-DRUGS (2.69%)
 Bristol-Myers Squibb                                    336,700                 8,451,170
 GlaxoSmithKline                                         132,100                 5,548,200
 Merck                                                   308,425                14,495,975
                                                        Shares
                                                         Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                            $
 Pfizer                                                   76,300                 2,728,488
                                                                                31,223,833
MEDICAL-HMO (1.25%)
 Aetna                                                    53,300                 4,410,575
 Humana /1/                                              234,000                 3,811,860
 Oxford Health Plans                                     116,000                 6,315,040
                                                                                14,537,475
METAL PROCESSORS & FABRICATION (0.12%)
 Worthington Industries                                   76,400                 1,379,020
METAL-ALUMINUM (1.23%)
 Alcan                                                   122,200                 4,916,106
 Alcoa                                                   304,400                 9,360,300
                                                                                14,276,406
MONEY CENTER BANKS (5.72%)
 Bank of America                                         543,387                43,737,220
 JP Morgan Chase                                         600,100                22,563,760
                                                                                66,300,980
MULTI-LINE INSURANCE (3.36%)
 Allstate                                                271,500                12,461,850
 American International Group                            112,615                 8,068,865
 Hartford Financial Services                             156,200                 9,540,696
 MetLife                                                 207,800                 7,169,100
 PartnerRe                                                29,200                 1,673,160
                                                                                38,913,671
MULTIMEDIA (1.32%)
 Time Warner /1/                                         527,300                 8,869,186
 Viacom                                                   35,000                 1,352,750
 Walt Disney                                             220,500                 5,078,115
                                                                                15,300,051
OIL COMPANY-INTEGRATED (10.51%)
 BP Amoco                                                117,900                 6,236,910
 ChevronTexaco                                           307,664                28,151,256
 ConocoPhillips                                          242,514                17,291,248
 Exxon Mobil                                           1,221,200                51,962,060
 Marathon Oil                                            226,500                 7,601,340
 Occidental Petroleum                                    223,900                10,568,080
                                                                               121,810,894
OIL REFINING & MARKETING (1.30%)
 Ashland                                                 128,600                 6,159,940
 Valero Energy                                           139,800                 8,913,648
                                                                                15,073,588
PAPER & RELATED PRODUCTS (1.45%)
 Boise Cascade                                            35,900                 1,210,907
 Georgia-Pacific                                         256,250                 8,994,375
 Temple-Inland                                           106,400                 6,572,328
                                                                                16,777,610
PIPELINES (0.60%)
 El Paso                                                 829,000                 5,811,290
 Williams                                                108,400                 1,116,520
                                                                                 6,927,810
POWER CONVERTER & SUPPLY EQUIPMENT (0.20%)
 Hubbell                                                  52,300                 2,350,362
                                                        Shares
                                                         Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING-COMMERCIAL (0.62%)
                                                                            $
 R.R. Donnelley & Sons                                   245,250                 7,215,255
PROPERTY & CASUALTY INSURANCE (2.09%)
 ACE                                                      69,400                 3,042,496
 Chubb                                                   120,800                 8,335,200
 St. Paul                                                315,355                12,825,488
                                                                                24,203,184
REGIONAL BANKS (8.47%)
 Bank One                                                309,900                15,299,763
 Comerica                                                141,300                 7,295,319
 Huntington Bancshares                                   190,700                 4,080,980
 KeyCorp                                                 245,850                 7,301,745
 National City                                           287,225                 9,958,091
 PNC Financial Services Group                             50,800                 2,697,480
 SunTrust Banks                                          139,500                 9,492,975
 U.S. Bancorp                                            595,350                15,264,774
 Wachovia                                                356,950                16,330,462
 Wells Fargo                                             185,200                10,456,392
                                                                                98,177,981
REINSURANCE (0.20%)
 RenaissanceRe Holdings                                   43,400                 2,286,746
RETAIL-APPAREL & SHOE (0.10%)
 Foot Locker                                              47,400                 1,137,600
RETAIL-AUTOMOBILE (0.23%)
 AutoNation /1/                                          158,400                 2,695,968
RETAIL-BUILDING PRODUCTS (0.50%)
 Home Depot                                              163,800                 5,764,122
RETAIL-MAJOR DEPARTMENT STORE (1.35%)
 May Department Stores                                   228,350                 7,033,180
 Sears Roebuck                                           214,600                 8,594,730
                                                                                15,627,910
RETAIL-OFFICE SUPPLIES (0.58%)
 Office Depot /1/                                        385,000                 6,741,350
RETAIL-REGIONAL DEPARTMENT STORE (0.65%)
 Federated Department Stores                             153,000                 7,497,000
RETAIL-RESTAURANTS (1.17%)
 McDonald's                                              498,300                13,568,709
RUBBER-TIRES (0.25%)
 Cooper Tire & Rubber                                    137,900                 2,949,681
SAVINGS & LOANS-THRIFTS (1.84%)
 Golden West Financial                                    73,375                 7,712,446
 Washington Mutual                                       344,387                13,565,404
                                                                                21,277,850
STEEL PRODUCERS (0.48%)
 United States Steel                                     192,900                 5,522,727
TELECOMMUNICATION EQUIPMENT (0.86%)
 ADC Telecommunications /1/                              513,700                 1,284,250
 Nortel Networks /1/                                   1,542,900                 5,770,446
 Tellabs /1/                                             339,600                 2,964,708
                                                                                10,019,404
                                                        Shares
                                                         Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.84%)
                                                                            $
 Corning /1/                                             887,000                 9,783,610
TELEPHONE-INTEGRATED (4.40%)
 BellSouth                                               302,600                 7,810,106
 Qwest Communications International /1/                  835,500                 3,358,710
 SBC Communications                                      474,200                11,807,580
 Sprint                                                  952,950                17,048,275
 Verizon Communications                                  292,075                11,022,911
                                                                                51,047,582
TOBACCO (2.82%)
 Altria Group                                            453,475                25,113,445
 UST                                                     205,000                 7,628,050
                                                                                32,741,495
TRANSPORT-RAIL (1.67%)
 Burlington Northern Santa Fe                            209,400                 6,847,380
 CSX                                                     186,300                 5,730,588
 Norfolk Southern                                        283,400                 6,750,588
                                                                                19,328,556
                                            TOTAL COMMON STOCKS              1,151,004,533
                                                                            --------------

                           TOTAL PORTFOLIO INVESTMENTS (99.30%)              1,151,004,533
CASH AND RECEIVABLES, NET OF LIABILITIES (0.70%)                                 8,119,146
                                     TOTAL NET ASSETS (100.00%)             $1,159,123,679
                                                                            ----------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP GROWTH FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (95.85%)
ADVERTISING AGENCIES (0.52%)
                                                                   $
 Interpublic Group /1/                           12,040                188,908
ADVERTISING SALES (0.35%)
 Lamar Advertising /1/                            3,110                127,697
APPAREL MANUFACTURERS (1.21%)
 Coach /1/                                       10,380                442,188
APPLICATIONS SOFTWARE (2.04%)
 Citrix Systems /1/                              20,570                391,859
 Red Hat /1/                                     15,510                352,232
                                                                       744,091
AUDIO & VIDEO PRODUCTS (0.82%)
 Polycom /1/                                     15,650                298,602
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.60%)
 Navistar International /1/                       4,880                220,332
BROADCASTING SERVICES & PROGRAMMING (0.62%)
 Citadel Broadcasting /1/                        12,970                225,030
BUILDING PRODUCTS-AIR & HEATING (0.70%)
 American Standard /1/                            2,430                255,612
CASINO HOTELS (1.61%)
 MGM Mirage /1/                                   6,980                319,754
 Station Casinos                                  5,910                266,423
                                                                       586,177
CASINO SERVICES (1.27%)
 International Game Technology                   12,250                462,315
CELLULAR TELECOMMUNICATIONS (1.36%)
 NII Holdings /1/                                 4,190                146,650
 Vimpel Communications /1/                        1,620                145,411
 Western Wireless /1/                             9,810                204,244
                                                                       496,305
COAL (0.53%)
 Peabody Energy                                   4,110                192,718
COMMERCIAL BANKS (0.43%)
 UCBH Holdings                                    4,220                156,224
COMMERCIAL SERVICES (0.75%)
 Alliance Data Systems /1/                        7,870                273,640
COMPUTERS (0.48%)
 Research In Motion /1/                           2,030                176,123
COMPUTERS-PERIPHERAL EQUIPMENT (1.14%)
 Lexmark International /1/                        4,610                417,021
CONSUMER PRODUCTS-MISCELLANEOUS (0.52%)
 Clorox                                           3,640                188,479
CONTAINERS-METAL & GLASS (0.70%)
 Ball                                             3,870                255,420
DATA PROCESSING & MANAGEMENT (1.00%)
 Fiserv /1/                                       6,240                228,134
 Global Payments                                  2,800                134,344
                                                                       362,478
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (0.50%)
                                                                   $
 Patterson Dental /1/                             2,490                183,513
DIAGNOSTIC EQUIPMENT (0.95%)
 Gen-Probe /1/                                   10,430                347,736
DISPOSABLE MEDICAL PRODUCTS (1.20%)
 C.R. Bard                                        4,130                438,895
DISTRIBUTION-WHOLESALE (1.38%)
 CDW                                              8,040                502,420
DIVERSIFIED MANUFACTURING OPERATIONS (1.34%)
 Eaton                                            3,490                207,236
 Pentair                                          4,720                281,265
                                                                       488,501
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.52%)
 Aramark                                          6,670                190,762
DRUG DELIVERY SYSTEMS (0.58%)
 Elan /1/                                         9,720                209,952
E-COMMERCE-SERVICES (0.89%)
 Monster Worldwide /1/                           12,640                323,710
ELECTRICAL COMPONENTS & EQUIPMENT (0.38%)
 Power-One /1/                                   16,070                138,202
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.86%)
 Sanmina /1/                                     36,100                361,722
 Vishay Intertechnology /1/                      18,090                314,766
                                                                       676,488
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.51%)
 Broadcom /1/                                    12,850                485,216
 Microchip Technology                             9,910                277,678
 National Semiconductor /1/                       8,410                343,044
 Nvidia /1/                                      13,310                273,387
 PMC - Sierra /1/                                27,360                332,424
 Silicon Laboratories /1/                         6,250                294,688
                                                                     2,006,437
ELECTRONIC MEASUREMENT INSTRUMENTS (0.49%)
 Tektronix                                        6,070                179,672
ENTERTAINMENT SOFTWARE (1.06%)
 Electronic Arts /1/                              7,610                385,218
ENVIRONMENTAL CONSULTING & ENGINEERING (0.22%)
 Tetra Tech /1/                                   4,900                 81,389
FIDUCIARY BANKS (1.36%)
 Investors Financial Services                     8,470                329,229
 Northern Trust                                   3,940                166,583
                                                                       495,812
FINANCE-COMMERCIAL (0.39%)
 CapitalSource /1/                                6,750                142,155
FINANCE-INVESTMENT BANKER & BROKER (1.59%)
 Knight Trading Group /1/                        15,280                177,553
 Legg Mason                                       4,380                403,223
                                                                       580,776
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL GUARANTEE INSURANCE (0.50%)
                                                                   $
 MGIC Investment                                  2,470                181,841
FOOD-MISCELLANEOUS/DIVERSIFIED (0.57%)
 McCormick                                        6,070                207,351
FOOD-RETAIL (0.63%)
 Whole Foods Market                               2,870                229,571
HEALTH CARE COST CONTAINMENT (1.29%)
 Caremark Rx /1/                                 13,920                471,192
HOTELS & MOTELS (1.03%)
 Starwood Hotels & Resorts Worldwide              9,400                374,026
HUMAN RESOURCES (1.45%)
 Manpower                                         8,010                375,669
 MPS Group /1/                                   14,020                153,379
                                                                       529,048
INSTRUMENTS-SCIENTIFIC (1.75%)
 Fisher Scientific International /1/              7,850                459,617
 PerkinElmer                                      9,300                179,025
                                                                       638,642
INTERNET BROKERS (1.04%)
 Ameritrade Holding /1/                          30,830                377,359
INTERNET CONTENT-INFORMATION & NEWS (1.38%)
 CNET Networks /1/                               32,680                278,434
 SINA /1/                                         7,860                224,010
                                                                       502,444
INTERNET SECURITY (2.81%)
 CheckFree /1/                                    9,190                276,068
 Symantec /1/                                    12,260                552,313
 VeriSign /1/                                    12,050                194,366
                                                                     1,022,747
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.62%)
 Affiliated Managers Group /1/                    5,265                256,406
 T. Rowe Price Group                              6,540                335,371
                                                                       591,777
LASERS-SYSTEMS & COMPONENTS (0.70%)
 Cymer /1/                                        7,970                254,881
LEISURE & RECREATION PRODUCTS (0.73%)
 Brunswick                                        6,450                265,160
LOTTERY SERVICES (0.61%)
 GTECH Holdings                                   3,630                221,140
MACHINERY-PRINT TRADE (0.77%)
 Zebra Technologies /1/                           3,840                281,434
MEDICAL LABORATORY & TESTING SERVICE (0.43%)
 Laboratory Corp. of America Holdings /1/         3,960                157,370
MEDICAL PRODUCTS (5.55%)
 Henry Schein /1/                                 5,880                414,363
 INAMED /1/                                       5,290                311,264
 Varian Medical Systems /1/                       4,370                375,121
 Zimmer Holdings /1/                             11,570                923,864
                                                                     2,024,612
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (3.48%)
                                                                   $
 Biogen Idec /1/                                 11,470                676,730
 Charles River Laboratories International
  /1/                                             4,260                195,960
 Invitrogen /1/                                   5,460                394,376
                                                                     1,267,066
MEDICAL-DRUGS (1.07%)
 Endo Pharmaceuticals Holdings /1/                4,440                105,983
 IVAX /1/                                         6,640                141,432
 OSI Pharmaceuticals /1/                          1,920                141,677
                                                                       389,092
MEDICAL-GENERIC DRUGS (1.23%)
 Eon Labs /1/                                     2,390                157,143
 Watson Pharmaceutical /1/                        8,210                292,358
                                                                       449,501
MEDICAL-HMO (1.68%)
 Aetna                                            3,150                260,662
 Pacificare Health Systems /1/                    9,800                350,448
                                                                       611,110
MEDICAL-NURSING HOMES (0.52%)
 Manor Care                                       5,890                191,072
METAL-COPPER (0.51%)
 Phelps Dodge /1/                                 2,800                184,324
MULTI-LEVEL DIRECT SELLING (0.71%)
 Nu Skin Enterprises                             10,930                258,713
NETWORKING PRODUCTS (1.36%)
 Juniper Networks /1/                            22,730                497,332
OIL & GAS DRILLING (0.62%)
 Nabors Industries /1/                            5,130                227,567
OIL COMPANY-EXPLORATION & PRODUCTION (1.49%)
 Chesapeake Energy                               14,000                192,500
 XTO Energy                                      13,157                351,292
                                                                       543,792
OIL FIELD MACHINERY & EQUIPMENT (1.03%)
 Smith International /1/                          6,840                374,490
OIL REFINING & MARKETING (0.62%)
 Ashland                                          4,740                227,046
PHARMACY SERVICES (0.82%)
 Omnicare                                         7,210                299,071
PIPELINES (0.52%)
 Kinder Morgan                                    3,140                189,059
RADIO (0.91%)
 Radio One /1/                                    7,790                147,698
 XM Satellite Radio Holdings /1/                  7,650                183,294
                                                                       330,992
REINSURANCE (0.63%)
 AXIS Capital Holdings                            8,480                231,080
RETAIL-APPAREL & SHOE (1.84%)
 Chico's FAS /1/                                  7,570                308,326
 Foot Locker                                      9,080                217,920
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                   $
 Pacific Sunwear of California /1/                6,770                145,352
                                                                       671,598
RETAIL-AUTO PARTS (0.66%)
 PEP Boys-Manny, Moe & Jack                       8,710                239,264
RETAIL-HOME FURNISHINGS (0.07%)
 Cost Plus /1/                                      690                 24,978
RETAIL-JEWELRY (0.76%)
 Tiffany                                          7,070                275,730
RETAIL-MAIL ORDER (1.05%)
 Williams-Sonoma /1/                             11,780                382,614
RETAIL-RESTAURANTS (2.15%)
 Cheesecake Factory /1/                           5,790                245,206
 Ruby Tuesday                                     5,330                159,474
 Starbucks /1/                                    9,770                379,662
                                                                       784,342
RETAIL-SPORTING GOODS (0.64%)
 Sports Authority /1/                             6,080                233,107
SCHOOLS (1.02%)
 Education Management /1/                        10,480                371,621
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.01%)
 Integrated Device Technology /1/                17,240                231,878
 Marvell Technology Group /1/                     3,470                134,393
                                                                       366,271
SEMICONDUCTOR EQUIPMENT (1.63%)
 FormFactor /1/                                  14,140                248,723
 Lam Research /1/                                15,660                346,712
                                                                       595,435
STEEL PRODUCERS (0.39%)
 United States Steel                              4,940                141,432
TELECOMMUNICATION EQUIPMENT (1.38%)
 Comverse Technology /1/                         30,660                501,598
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.40%)
 Corning /1/                                     46,360                511,351
TELECOMMUNICATION SERVICES (0.43%)
 Avaya /1/                                       11,540                157,867
TELEVISION (0.79%)
 Univision Communications /1/                     8,510                288,064
THERAPEUTICS (0.83%)
 Neurocrine Biosciences /1/                       4,610                302,554
TOYS (1.22%)
 Marvel Enterprises /1/                          23,400                444,366
TRANSPORT-MARINE (0.59%)
 Teekay Shipping                                  3,510                213,408
TRANSPORT-SERVICES (0.56%)
 Expeditors International of Washington           5,110                205,371
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
VITAMINS & NUTRITION PRODUCTS (0.50%)
                                                                   $
 NBTY /1/                                         4,940                183,570
                                   TOTAL COMMON STOCKS              34,937,441
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (95.85%)              34,937,441
CASH AND RECEIVABLES, NET OF LIABILITIES (4.15%)                     1,514,025
                            TOTAL NET ASSETS (100.00%)             $36,451,466
                                                                   -------------

/1/ Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS MIDCAP GROWTH FUND I

                           APRIL 30, 2004 (UNAUDITED)

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (99.47%)
AEROSPACE & DEFENSE EQUIPMENT (0.59%)
                                                                  $
 Alliant Techsystems /1/                           500                29,645
APPAREL MANUFACTURERS (2.81%)
 Coach /1/                                       2,000                85,200
 Columbia Sportswear /1/                           700                37,268
 Liz Claiborne                                     500                17,550
                                                                     140,018
APPLICATIONS SOFTWARE (1.66%)
 Citrix Systems /1/                              1,900                36,195
 Intuit /1/                                      1,100                46,717
                                                                      82,912
BATTERIES & BATTERY SYSTEMS (0.61%)
 Energizer Holdings /1/                            700                30,310
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.47%)
 Monaco Coach                                      900                23,463
BUILDING-RESIDENTIAL & COMMERCIAL (2.32%)
 DR Horton                                         900                25,920
 Hovnanian Enterprises /1/                         800                28,776
 NVR /1/                                           100                45,100
 Ryland Group                                      200                15,790
                                                                     115,586
CASINO SERVICES (0.83%)
 International Game Technology                   1,100                41,514
CHEMICALS-DIVERSIFIED (0.57%)
 Georgia Gulf                                      900                28,674
CHEMICALS-SPECIALTY (1.04%)
 Engelhard                                         800                23,232
 Lubrizol                                          900                28,620
                                                                      51,852
COMMERCIAL BANKS (0.44%)
 First Horizon National                            500                21,980
COMMERCIAL SERVICE-FINANCE (2.53%)
 Equifax                                         1,600                39,216
 H&R Block                                         500                22,555
 Moody's                                         1,000                64,510
                                                                     126,281
COMMERCIAL SERVICES (0.98%)
 Corporate Executive Board                         800                41,320
 Wireless Facilities /1/                           800                 7,672
                                                                      48,992
COMPUTER SERVICES (1.98%)
 Affiliated Computer Services /1/                  800                38,800
 Sungard Data Systems /1/                        2,300                59,961
                                                                      98,761
COMPUTERS-MEMORY DEVICES (1.47%)
 SanDisk /1/                                     1,800                41,598
 Storage Technology /1/                          1,200                31,524
                                                                      73,122
COMPUTERS-PERIPHERAL EQUIPMENT (1.81%)
 Lexmark International /1/                       1,000                90,460
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (1.08%)
                                                                  $
 Clorox                                            600                31,068
 Fortune Brands                                    300                22,875
                                                                      53,943
CRUISE LINES (0.65%)
 Royal Caribbean Cruises                           800                32,424
DATA PROCESSING & MANAGEMENT (1.54%)
 eFunds /1/                                      1,600                25,696
 Fiserv /1/                                      1,400                51,184
                                                                      76,880
DISPOSABLE MEDICAL PRODUCTS (1.07%)
 C.R. Bard                                         500                53,135
DISTRIBUTION-WHOLESALE (0.43%)
 Ingram Micro /1/                                1,800                21,510
DIVERSIFIED MANUFACTURING OPERATIONS (1.35%)
 Cooper Industries                                 400                21,964
 Crane                                             700                21,567
 ITT Industries                                    300                23,787
                                                                      67,318
DRUG DELIVERY SYSTEMS (0.55%)
 Andrx Group /1/                                 1,200                27,456
E-MARKETING-INFORMATION (0.57%)
 Digital River /1/                               1,100                28,325
ELECTRONIC COMPONENTS & ACCESSORIES (0.48%)
 Integrated Circuit Systems /1/                  1,000                23,690
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.22%)
 Gentex                                            600                23,598
 Sanmina /1/                                     3,700                37,074
                                                                      60,672
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.93%)
 Altera /1/                                      2,100                42,021
 Broadcom /1/                                    1,200                45,312
 International Rectifier /1/                       400                15,856
 MEMC Electronics Materials /1/                  3,000                23,910
 National Semiconductor /1/                      1,100                44,869
 QLogic /1/                                        900                24,291
                                                                     196,259
ELECTRONIC FORMS (1.49%)
 Adobe Systems                                   1,800                74,412
ELECTRONIC MEASUREMENT INSTRUMENTS (0.93%)
 Agilent Technologies /1/                        1,000                27,010
 Garmin                                            600                19,296
                                                                      46,306
ELECTRONIC PARTS DISTRIBUTION (0.30%)
 Avnet /1/                                         700                15,148
ELECTRONICS-MILITARY (0.87%)
 L-3 Communications Holdings                       700                43,218
ENTERTAINMENT SOFTWARE (1.68%)
 Electronic Arts /1/                             1,200                60,744
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (CONTINUED)
                                                                  $
 Take-Two Interactive Software /1/                 800                23,112
                                                                      83,856
FIDUCIARY BANKS (0.62%)
 Investors Financial Services                      800                31,096
FILTRATION & SEPARATION PRODUCTS (0.53%)
 CLARCOR                                           600                26,412
FINANCE-INVESTMENT BANKER & BROKER (1.28%)
 Bear Stearns                                      500                40,070
 Jefferies Group                                   700                23,870
                                                                      63,940
FINANCE-MORTGAGE LOAN/BANKER (0.79%)
 Doral Financial                                 1,200                39,348
FOOD-CANNED (0.47%)
 Del Monte Foods /1/                             2,100                23,226
FOOD-RETAIL (0.48%)
 Whole Foods Market                                300                23,997
FOOD-WHOLESALE & DISTRIBUTION (0.37%)
 Fresh Del Monte Produce                           800                18,680
HEALTH CARE COST CONTAINMENT (0.74%)
 Caremark Rx /1/                                   600                20,310
 First Health Group /1/                          1,000                16,700
                                                                      37,010
INSTRUMENTS-SCIENTIFIC (2.05%)
 Applied Biosystems Group                        1,900                35,283
 Millipore /1/                                     700                36,701
 Waters /1/                                        700                30,205
                                                                     102,189
INTERNET APPLICATION SOFTWARE (0.57%)
 eResearch Technology /1/                          900                28,332
INTERNET BROKERS (0.97%)
 Ameritrade Holding /1/                          2,100                25,704
 E*trade Group /1/                               2,000                22,720
                                                                      48,424
INTERNET SECURITY (2.77%)
 CheckFree /1/                                   1,000                30,040
 Symantec /1/                                    2,400               108,120
                                                                     138,160
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.82%)
 T. Rowe Price Group                               800                41,024
LEISURE & RECREATION PRODUCTS (0.58%)
 Brunswick                                         700                28,777
LOTTERY SERVICES (1.22%)
 GTECH Holdings                                  1,000                60,920
MEDICAL INFORMATION SYSTEM (0.81%)
 IMS Health                                      1,600                40,400
MEDICAL INSTRUMENTS (1.01%)
 Beckman Coulter                                   900                50,256
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL LABORATORY & TESTING SERVICE (0.85%)
                                                                  $
 Quest Diagnostics                                 500                42,175
MEDICAL PRODUCTS (1.57%)
 Henry Schein /1/                                  500                35,235
 Varian Medical Systems /1/                        500                42,920
                                                                      78,155
MEDICAL STERILIZATION PRODUCT (0.76%)
 Steris /1/                                      1,700                37,672
MEDICAL-BIOMEDICAL/GENE (1.55%)
 Charles River Laboratories International
  /1/                                              900                41,400
 Invitrogen /1/                                    500                36,115
                                                                      77,515
MEDICAL-DRUGS (2.14%)
 Allergan                                          300                26,415
 Cephalon /1/                                      600                34,146
 Kos Pharmaceuticals /1/                           600                24,696
 QLT /1/                                           800                21,576
                                                                     106,833
MEDICAL-GENERIC DRUGS (2.19%)
 Mylan Laboratories                              1,900                43,529
 Pharmaceutical Resources /1/                      500                20,150
 Taro Pharmaceuticals Industries /1/               400                17,300
 Watson Pharmaceutical /1/                         800                28,488
                                                                     109,467
MEDICAL-HMO (2.88%)
 Aetna                                             500                41,375
 Coventry Health Care /1/                          900                37,656
 Humana /1/                                      1,300                21,177
 Oxford Health Plans                               800                43,552
                                                                     143,760
MEDICAL-HOSPITALS (0.53%)
 Universal Health Services                         600                26,340
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.46%)
 Apria Healthcare Group /1/                        800                23,072
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.81%)
 AmerisourceBergen                                 700                40,523
METAL PROCESSORS & FABRICATION (0.36%)
 Precision Castparts                               400                18,004
MULTIMEDIA (0.51%)
 Meredith                                          500                25,470
NETWORKING PRODUCTS (0.84%)
 Foundry Networks /1/                            1,400                15,820
 Network Appliance /1/                           1,400                26,068
                                                                      41,888
OIL & GAS DRILLING (0.29%)
 Precision Drilling /1/                            300                14,370
OIL COMPANY-EXPLORATION & PRODUCTION (3.13%)
 Cimarex Energy /1/                                900                24,831
 Newfield Exploration /1/                          600                31,608
 Patina Oil & Gas                                  800                22,240
 Petroleum Development /1/                       1,800                47,556
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                  $
 XTO Energy                                      1,125                30,038
                                                                     156,273
OIL REFINING & MARKETING (1.27%)
 Sunoco                                            400                25,160
 Valero Energy                                     600                38,256
                                                                      63,416
PHARMACY SERVICES (0.50%)
 Omnicare                                          600                24,888
POWER CONVERTER & SUPPLY EQUIPMENT (0.37%)
 American Power Conversion                       1,000                18,660
PROPERTY & CASUALTY INSURANCE (0.99%)
 Fidelity National Financial                       580                21,228
 W.R. Berkley                                      700                28,350
                                                                      49,578
RADIO (0.94%)
 Cox Radio /1/                                   1,600                33,136
 Entercom Communications /1/                       300                13,680
                                                                      46,816
REINSURANCE (0.74%)
 RenaissanceRe Holdings                            700                36,883
RENTAL-AUTO & EQUIPMENT (0.65%)
 Rent-A-Center /1/                               1,100                32,197
RETAIL-APPAREL & SHOE (3.09%)
 Abercrombie & Fitch                             1,400                44,030
 Chico's FAS /1/                                 1,200                48,876
 Claire's Stores                                 1,600                32,608
 Limited                                         1,400                28,896
                                                                     154,410
RETAIL-AUTO PARTS (1.57%)
 Advance Auto Parts /1/                            800                34,520
 Autozone /1/                                      500                43,785
                                                                      78,305
RETAIL-DISCOUNT (1.37%)
 Dollar General                                  2,600                48,776
 TJX                                               800                19,656
                                                                      68,432
RETAIL-HOME FURNISHINGS (0.33%)
 Pier 1 Imports                                    800                16,528
RETAIL-JEWELRY (0.47%)
 Tiffany                                           600                23,400
RETAIL-OFFICE SUPPLIES (1.14%)
 Staples                                         2,200                56,672
RETAIL-RESTAURANTS (2.93%)
 Brinker International /1/                       1,200                46,152
 CBRL Group                                        700                26,285
 Starbucks /1/                                   1,300                50,518
 Wendy's International                             600                23,400
                                                                     146,355
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-VIDEO RENTAL (0.35%)
                                                                  $
 Movie Gallery                                     900                17,478
SAVINGS & LOANS-THRIFTS (0.60%)
 New York Community Bancorp                      1,200                30,084
SCHOOLS (1.93%)
 Career Education /1/                            1,000                64,000
 ITT Educational Services /1/                      800                32,264
                                                                      96,264
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.00%)
 Cypress Semiconductor /1/                       1,900                26,543
 Marvell Technology Group /1/                      600                23,238
                                                                      49,781
SEMICONDUCTOR EQUIPMENT (0.32%)
 Amkor Technology /1/                            2,000                16,160
TELECOMMUNICATION EQUIPMENT (0.91%)
 Scientific-Atlanta                              1,400                45,346
TELECOMMUNICATION SERVICES (0.45%)
 Aspect Communications /1/                       1,900                22,477
TELEVISION (0.68%)
 Hearst-Argyle Television                        1,300                34,125
TEXTILE-HOME FURNISHINGS (0.46%)
 Mohawk Industries /1/                             300                23,142
TOOLS-HAND HELD (0.81%)
 Black & Decker                                    700                40,495
TOYS (1.31%)
 Marvel Enterprises /1/                          1,200                22,788
 Mattel                                          2,500                42,400
                                                                      65,188
WEB PORTALS (0.50%)
 United Online /1/                               1,500                24,900
WIRELESS EQUIPMENT (0.59%)
 InterDigital Communications /1/                 1,700                29,631
                                  TOTAL COMMON STOCKS              4,963,441
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (99.47%)              4,963,441
CASH AND RECEIVABLES, NET OF LIABILITIES (0.53%)                      26,601
                           TOTAL NET ASSETS (100.00%)             $4,990,042
                                                                  ------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP VALUE FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                 Shares
                                                  Held                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (94.88%)
APPAREL MANUFACTURERS (3.85%)
                                                                    $
 Liz Claiborne                                    85,000               2,983,500
 VF                                               79,700               3,678,952
                                                                       6,662,452
APPLIANCES (2.46%)
 Whirlpool                                        64,900               4,251,599
ATHLETIC FOOTWEAR (1.92%)
 Reebok International                             91,500               3,328,770
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (4.18%)
 BorgWarner                                       40,200               3,293,988
 Lear                                             65,000               3,940,300
                                                                       7,234,288
BEVERAGES-WINE & SPIRITS (2.60%)
 Constellation Brands /1/                        135,700               4,495,741
COMMERCIAL BANKS (7.09%)
 First Horizon National                           94,200               4,141,032
 North Fork Bancorp.                              68,200               2,531,584
 SouthTrust                                       67,500               2,097,900
 TCF Financial                                    70,600               3,498,230
                                                                      12,268,746
COMPUTERS-MEMORY DEVICES (2.14%)
 Western Digital /1/                             458,500               3,704,680
DIALYSIS CENTERS (1.30%)
 DaVita /1/                                       44,000               2,248,400
DIVERSIFIED MANUFACTURING OPERATIONS (2.55%)
 SPX                                              99,300               4,403,955
ELECTRIC-INTEGRATED (0.41%)
 PPL                                              16,600                 711,310
ENTERPRISE SOFTWARE & SERVICE (1.67%)
 Computer Associates International               107,800               2,890,118
FINANCE-COMMERCIAL (2.03%)
 CIT Group                                       102,400               3,519,488
FINANCE-INVESTMENT BANKER & BROKER (2.23%)
 Bear Stearns                                     48,100               3,854,734
FINANCIAL GUARANTEE INSURANCE (6.68%)
 Ambac Financial Group                            54,600               3,767,400
 PMI Group                                        80,800               3,476,824
 Radian Group                                     92,800               4,316,128
                                                                      11,560,352
FOOD-CANNED (1.41%)
 Del Monte Foods /1/                             221,200               2,446,472
FOOD-WHOLESALE & DISTRIBUTION (1.75%)
 Fresh Del Monte Produce                         129,500               3,023,825
HUMAN RESOURCES (2.34%)
 Manpower                                         86,400               4,052,160
INSTRUMENTS-CONTROLS (1.45%)
 Johnson Controls                                 45,600               2,501,616
                                                 Shares
                                                  Held                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET FINANCIAL SERVICES (2.23%)
                                                                    $
 IndyMac Bancorp                                 120,200               3,865,632
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.03%)
 Waddell & Reed Financial                         80,400               1,787,292
MEDICAL LABORATORY & TESTING SERVICE (0.78%)
 Laboratory Corp. of America Holdings /1/         25,600               1,017,344
 Quest Diagnostics                                 4,000                 337,400
                                                                       1,354,744
MEDICAL-HMO (5.33%)
 Anthem /1/                                       41,800               3,702,644
 Oxford Health Plans                              46,100               2,509,684
 WellChoice /1/                                   71,000               3,010,400
                                                                       9,222,728
MEDICAL-HOSPITALS (4.38%)
 Triad Hospitals /1/                             137,500               4,676,375
 Universal Health Services                        66,300               2,910,570
                                                                       7,586,945
MULTI-LINE INSURANCE (2.30%)
 Loews                                            13,200                 765,732
 PartnerRe                                        56,100               3,214,530
                                                                       3,980,262
OIL COMPANY-EXPLORATION & PRODUCTION (5.09%)
 Pioneer Natural Resources                       124,300               4,065,853
 XTO Energy                                      177,341               4,735,005
                                                                       8,800,858
OIL REFINING & MARKETING (2.36%)
 Sunoco                                           65,000               4,088,500
PHARMACY SERVICES (0.56%)
 Omnicare                                         23,400                 970,632
PIPELINES (0.92%)
 Equitable Resources                              33,700               1,583,563
PROPERTY & CASUALTY INSURANCE (0.99%)
 Arch Capital Group /1/                           42,700               1,715,686
REINSURANCE (2.38%)
 RenaissanceRe Holdings                           78,200               4,120,358
RETAIL-APPAREL & SHOE (1.92%)
 Foot Locker                                     138,600               3,326,400
RETAIL-AUTO PARTS (2.14%)
 Autozone /1/                                     42,300               3,704,211
RETAIL-AUTOMOBILE (0.53%)
 AutoNation /1/                                   54,200                 922,484
RETAIL-HOME FURNISHINGS (2.02%)
 Pier 1 Imports                                  169,300               3,497,738
RETAIL-RESTAURANTS (1.72%)
 Darden Restaurants                              131,700               2,984,322
SAVINGS & LOANS-THRIFTS (4.17%)
 Charter One Financial                           112,300               3,747,451
                                                 Shares
                                                  Held                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                    $
 GreenPoint Financial                             88,800               3,463,200
                                                                       7,210,651
TEXTILE-HOME FURNISHINGS (1.44%)
 Mohawk Industries /1/                            32,400               2,499,336
TOOLS-HAND HELD (1.69%)
 Black & Decker                                   50,600               2,927,210
TRANSPORT-AIR FREIGHT (1.45%)
 CNF                                              68,800               2,515,328
TRANSPORT-MARINE (0.20%)
 Teekay Shipping                                   5,700                 346,560
TRANSPORT-RAIL (1.19%)
 Canadian National Railway                        54,650               2,064,130
                                    TOTAL COMMON STOCKS              164,234,276
                                                                    ------------

                   TOTAL PORTFOLIO INVESTMENTS (94.88%)              164,234,276
CASH AND RECEIVABLES, NET OF LIABILITIES (5.12%)                       8,853,576
                             TOTAL NET ASSETS (100.00%)             $173,087,852
                                                                    --------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP VALUE FUND I

                           APRIL 30, 2004 (UNAUDITED)

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (97.50%)
ADVERTISING SALES (1.85%)
                                                                  $
 Lamar Advertising /1/                           2,340                96,080
ADVERTISING SERVICES (0.54%)
 Getty Images /1/                                  510                27,846
AEROSPACE & DEFENSE (1.08%)
 Rockwell Collins                                1,740                56,115
AGRICULTURAL CHEMICALS (1.41%)
 Agrium                                          5,900                73,396
AGRICULTURAL OPERATIONS (1.37%)
 Monsanto                                        2,050                70,909
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.04%)
 American Axle & Manufacturing Holdings
  /1/                                            1,210                46,549
 Lear                                              980                59,407
                                                                     105,956
BEVERAGES-NON-ALCOHOLIC (0.55%)
 Pepsi Bottling Group                              970                28,392
BUILDING PRODUCTS-AIR & HEATING (0.99%)
 American Standard /1/                             490                51,543
BUILDING-RESIDENTIAL & COMMERCIAL (1.90%)
 Lennar                                          2,110                98,853
CASINO HOTELS (1.02%)
 Harrah's Entertainment                          1,000                53,180
COMMERCIAL BANKS (7.73%)
 Banknorth Group                                 2,530                77,494
 City National                                   1,420                87,543
 M&T Bank                                        1,100                93,500
 North Fork Bancorp.                             1,550                57,536
 SouthTrust                                      2,740                85,159
                                                                     401,232
COMPUTER SERVICES (1.02%)
 Anteon International /1/                        1,690                52,728
COMPUTERS-MEMORY DEVICES (1.84%)
 Hutchison Technology /1/                          920                22,623
 Storage Technology /1/                          2,780                73,030
                                                                      95,653
CONSUMER PRODUCTS-MISCELLANEOUS (0.67%)
 Clorox                                            670                34,693
CONTAINERS-PAPER & PLASTIC (1.54%)
 Packaging Corp. of America                      2,200                48,356
 Sealed Air /1/                                    640                31,411
                                                                      79,767
COSMETICS & TOILETRIES (0.85%)
 Estee Lauder                                      960                43,882
DECISION SUPPORT SOFTWARE (0.69%)
 NetIQ /1/                                       2,770                35,622
DISTRIBUTION-WHOLESALE (0.96%)
 CDW                                               800                49,992
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (1.90%)
                                                                  $
 Eaton                                           1,660                98,571
ELECTRIC-INTEGRATED (8.85%)
 Cinergy                                           360                13,658
 Energy East                                     1,100                25,905
 Entergy                                         1,040                56,784
 FirstEnergy                                     2,240                87,584
 PG&E /1/                                        1,320                36,326
 Pinnacle West Capital                             750                29,295
 PPL                                             3,050               130,693
 Puget Energy                                    1,000                21,960
 Scana                                             620                21,328
 Wisconsin Energy                                1,150                36,110
                                                                     459,643
ELECTRONIC COMPONENTS & ACCESSORIES (0.61%)
 Integrated Circuit Systems /1/                  1,340                31,745
ENGINES-INTERNAL COMBUSTION (2.15%)
 Cummins Engine                                  1,870               111,845
ENTERTAINMENT SOFTWARE (1.46%)
 Activision /1/                                  5,050                76,053
FINANCE-COMMERCIAL (1.62%)
 CIT Group                                       2,450                84,206
FINANCE-INVESTMENT BANKER & BROKER (0.96%)
 Bear Stearns                                      620                49,687
FINANCE-MORTGAGE LOAN/BANKER (1.71%)
 Countrywide Credit Industries                   1,500                88,950
FINANCIAL GUARANTEE INSURANCE (0.43%)
 Ambac Financial Group                             320                22,080
FOOD-FLOUR & GRAIN (0.83%)
 Archer Daniels Midland                          2,460                43,198
FORESTRY (0.96%)
 Plum Creek Timber                               1,690                49,956
GOLF (0.89%)
 Callaway Golf                                   2,710                45,989
HOME FURNISHINGS (1.16%)
 Ethan Allen Interiors                           1,450                60,276
HOTELS & MOTELS (0.80%)
 Hilton Hotels                                   2,360                41,276
INDUSTRIAL GASES (0.92%)
 Praxair                                         1,310                47,881
INSURANCE BROKERS (1.79%)
 Willis Group Holdings                           2,560                92,954
INVESTMENT COMPANIES (0.40%)
 American Capital Strategies                       790                20,738
LIFE & HEALTH INSURANCE (1.03%)
 Torchmark                                       1,030                53,601
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-PRINT TRADE (1.03%)
                                                                  $
 Zebra Technologies /1/                            730                53,502
MEDICAL LABORATORY & TESTING SERVICE (0.77%)
 Covance /1/                                     1,190                40,151
MEDICAL-BIOMEDICAL/GENE (1.06%)
 Charles River Laboratories International
  /1/                                            1,200                55,200
MEDICAL-DRUGS (1.00%)
 Medimmune /1/                                   2,150                52,116
MEDICAL-HMO (1.56%)
 Aetna                                             680                56,270
 Health Net /1/                                    970                24,677
                                                                      80,947
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.71%)
 AmerisourceBergen                                 640                37,050
MISCELLANEOUS INVESTING (5.44%)
 AvalonBay Communities                           1,000                49,630
 Developers Diversified Realty                   1,450                47,487
 iStar Financial                                 2,820               100,223
 Liberty Property Trust                          1,270                46,419
 Prentiss Properties Trust                       1,210                38,768
                                                                     282,527
MULTI-LINE INSURANCE (2.10%)
 PartnerRe                                       1,900               108,870
MULTIMEDIA (1.28%)
 Belo                                            2,340                66,596
NON-HAZARDOUS WASTE DISPOSAL (1.31%)
 Republic Services                               2,360                68,015
OIL & GAS DRILLING (1.03%)
 Patterson-UTI Energy /1/                        1,480                53,561
OIL COMPANY-EXPLORATION & PRODUCTION (3.85%)
 Evergreen Resources /1/                         1,230                49,360
 Patina Oil & Gas                                2,510                69,778
 XTO Energy                                      3,032                80,954
                                                                     200,092
OIL REFINING & MARKETING (1.08%)
 Sunoco                                            890                55,981
PIPELINES (2.43%)
 Western Gas Resources                             810                44,104
 Williams /1/                                    7,980                82,194
                                                                     126,298
RADIO (0.73%)
 Emmis Communications /1/                        1,610                37,674
REGIONAL BANKS (0.52%)
 KeyCorp                                           900                26,730
REINSURANCE (1.57%)
 RenaissanceRe Holdings                          1,550                81,669
RETAIL-APPAREL & SHOE (3.01%)
 Abercrombie & Fitch                             3,480               109,446
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                  $
 Ross Stores                                     1,540                46,970
                                                                     156,416
RETAIL-MAJOR DEPARTMENT STORE (1.26%)
 J.C. Penney                                     1,930                65,350
RETAIL-REGIONAL DEPARTMENT STORE (1.58%)
 Federated Department Stores                     1,670                81,830
RETAIL-RESTAURANTS (1.00%)
 Yum! Brands /1/                                 1,340                51,979
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.39%)
 Power Integrations /1/                            830                20,443
STEEL PRODUCERS (0.93%)
 Nucor                                             810                48,114
TELECOMMUNICATION EQUIPMENT (0.67%)
 Tellabs /1/                                     3,960                34,571
TELEPHONE-INTEGRATED (1.00%)
 CenturyTel                                      1,800                51,984
TOBACCO (0.56%)
 RJ Reynolds Tobacco Holdings                      450                29,147
TOOLS-HAND HELD (0.79%)
 Stanley Works                                     970                41,235
TRANSPORT-MARINE (0.77%)
 Teekay Shipping                                   660                40,128
TRANSPORT-TRUCK (1.55%)
 Landstar System /1/                             1,020                45,859
 Yellow Roadway /1/                              1,010                34,391
                                                                      80,250
                                  TOTAL COMMON STOCKS              5,062,914
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (97.50%)              5,062,914
CASH AND RECEIVABLES, NET OF LIABILITIES (2.50%)                     129,780
                           TOTAL NET ASSETS (100.00%)             $5,192,694
                                                                  ------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP BLEND FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (20.59%)
AEROSPACE & DEFENSE (0.06%)
                                                                     $
 Teledyne Technologies /1/                          5,000                  94,900
AEROSPACE & DEFENSE EQUIPMENT (0.06%)
 Curtiss-Wright                                     1,900                  89,490
AIRLINES (0.08%)
 Mesa Air Group /1/                                18,500                 130,795
APPAREL MANUFACTURERS (0.13%)
 Haggar                                             5,500                 108,020
 Quiksilver /1/                                     4,500                  97,335
                                                                          205,355
APPLICATIONS SOFTWARE (0.14%)
 EPIQ Systems /1/                                   6,000                  85,500
 Progress Software /1/                              3,205                  65,702
 Serena Software /1/                                3,800                  67,526
                                                                          218,728
ATHLETIC FOOTWEAR (0.07%)
 K-Swiss                                            5,900                 115,109
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.16%)
 American Axle & Manufacturing Holdings /1/         3,500                 134,645
 ArvinMeritor                                       5,600                 115,864
                                                                          250,509
BROADCASTING SERVICES & PROGRAMMING (0.10%)
 Gray Television                                   10,400                 154,128
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.07%)
 Winnebago Industries                               3,500                 100,905
BUILDING-RESIDENTIAL & COMMERCIAL (0.76%)
 Beazer Homes                                       1,200                 118,140
 Dominion Homes /1/                                 3,800                 109,554
 MDC Holdings                                       1,797                 111,037
 NVR /1/                                              800                 360,800
 Ryland Group                                       2,000                 157,900
 Standard-Pacific                                   3,200                 161,408
 WCI Communities /1/                                5,800                 140,998
                                                                        1,159,837
CASINO HOTELS (0.19%)
 Aztar /1/                                         11,300                 292,670
CHEMICALS-DIVERSIFIED (0.16%)
 Georgia Gulf                                       5,200                 165,672
 Hercules /1/                                       7,200                  79,992
                                                                          245,664
CHEMICALS-FIBERS (0.08%)
 Wellman                                           15,000                 121,350
CHEMICALS-PLASTICS (0.08%)
 A. Schulman                                        6,000                 120,000
CHEMICALS-SPECIALTY (0.10%)
 Penford                                            9,000                 146,970
CIRCUIT BOARDS (0.07%)
 Benchmark Electronics /1/                          3,800                 102,714
                                                   Shares
                                                    Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COAL (0.14%)
                                                                     $
 CONSOL Energy                                      7,300                 208,999
COATINGS & PAINT (0.06%)
 RPM                                                5,860                  88,369
COMMERCIAL BANKS (0.95%)
 Capitol Bancorp.                                   1,900                  47,500
 First Bancorp.                                     3,500                 129,010
 First Midwest Bancorp                              3,900                 131,625
 Fremont General                                    2,500                  53,875
 Hibernia                                           7,000                 152,530
 Hudson United Bancorp                              5,600                 200,088
 Irwin Financial                                    7,200                 170,280
 Lakeland Financial                                 3,200                  97,600
 Santander BanCorp                                  3,800                 114,076
 South Financial Group                              5,600                 155,120
 Susquehanna Bancshares                             2,200                  51,480
 United Bankshares                                  5,000                 150,050
                                                                        1,453,234
COMMUNICATIONS SOFTWARE (0.21%)
 Avid Technology /1/                                2,300                 110,331
 Digi International /1/                            15,300                 148,716
 Inter-Tel                                          2,700                  64,638
                                                                          323,685
COMPUTER AIDED DESIGN (0.07%)
 ANSYS /1/                                          2,800                 103,740
COMPUTER SERVICES (0.47%)
 CACI International /1/                             4,200                 191,100
 CIBER /1/                                         22,300                 195,125
 FactSet Research Systems                           4,800                 190,848
 Perot Systems /1/                                 11,200                 149,184
                                                                          726,257
COMPUTERS-INTEGRATED SYSTEMS (0.33%)
 Agilysys                                           7,000                  82,110
 Mercury Computer Systems /1/                       4,500                 100,800
 Micros Systems /1/                                 3,500                 153,545
 RadiSys /1/                                        9,000                 168,030
                                                                          504,485
COMPUTERS-MEMORY DEVICES (0.09%)
 Hutchison Technology /1/                           4,000                  98,360
 Maxtor /1/                                         6,000                  39,060
                                                                          137,420
CONSULTING SERVICES (0.32%)
 Maximus /1/                                        5,800                 203,000
 SM&A /1/                                          12,500                 100,625
 Watson Wyatt /1/                                   6,900                 180,987
                                                                          484,612
CONSUMER PRODUCTS-MISCELLANEOUS (0.06%)
 Russ Berrie                                        3,000                  85,590
DENTAL SUPPLIES & EQUIPMENT (0.09%)
 Sybron Dental Specialties /1/                      5,000                 146,250
DIAGNOSTIC KITS (0.22%)
 Biosite Diagnostics /1/                            5,300                 209,986
                                                   Shares
                                                    Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIAGNOSTIC KITS (CONTINUED)
                                                                     $
 Diagnostic Products                                2,900                 123,714
                                                                          333,700
DIALYSIS CENTERS (0.15%)
 DaVita /1/                                         2,800                 143,080
 Renal Care Group /1/                               1,700                  84,116
                                                                          227,196
DISPOSABLE MEDICAL PRODUCTS (0.07%)
 ICU Medical /1/                                    3,200                 106,784
DISTRIBUTION-WHOLESALE (0.22%)
 Building Material Holding                         13,000                 213,720
 Hughes Supply                                      2,300                 128,547
                                                                          342,267
DIVERSIFIED MANUFACTURING OPERATIONS (0.41%)
 A.O. Smith                                         4,200                 125,580
 Barnes Group                                       4,200                 114,450
 Griffon /1/                                        8,500                 186,575
 Tredegar                                          15,100                 200,679
                                                                          627,284
E-MARKETING-INFORMATION (0.08%)
 aQuantive /1/                                     13,000                 130,650
ELECTRIC-INTEGRATED (0.24%)
 CH Energy Group                                    2,500                 115,750
 Cleco                                              7,500                 134,625
 CMS Energy /1/                                    14,500                 120,495
                                                                          370,870
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.17%)
 Bel Fuse                                           3,000                  92,640
 Methode Electronics                               15,000                 170,100
                                                                          262,740
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.10%)
 MEMC Electronics Materials /1/                     8,800                  70,136
 Skyworks Solutions /1/                             9,900                  84,744
                                                                          154,880
ELECTRONIC MEASUREMENT INSTRUMENTS (0.11%)
 Flir Systems /1/                                   3,600                 168,876
ELECTRONICS-MILITARY (0.15%)
 Engineered Support Systems                         4,600                 223,698
ENERGY-ALTERNATE SOURCES (0.03%)
 Headwaters /1/                                     2,200                  50,578
ENGINES-INTERNAL COMBUSTION (0.28%)
 Briggs & Stratton                                  3,300                 231,000
 Cummins Engine                                     3,300                 197,373
                                                                          428,373
ENTERPRISE SOFTWARE & SERVICE (0.12%)
 Ascential Software /1/                             4,400                  74,800
 JDA Software Group /1/                             7,900                 103,727
                                                                          178,527
ENTERTAINMENT SOFTWARE (0.19%)
 Atari /1/                                         20,500                  62,115
                                                   Shares
                                                    Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (CONTINUED)
                                                                     $
 Take-Two Interactive Software /1/                  7,800                 225,342
                                                                          287,457
FILTRATION & SEPARATION PRODUCTS (0.15%)
 CLARCOR                                            5,200                 228,904
FINANCE-INVESTMENT BANKER & BROKER (0.14%)
 Raymond James Financial                            8,600                 216,032
FINANCE-MORTGAGE LOAN/BANKER (0.05%)
 New Century Financial                              1,700                  72,131
FOOD-MISCELLANEOUS/DIVERSIFIED (0.40%)
 American Italian Pasta                             3,500                 108,360
 Corn Products International                        2,600                 110,500
 Hain Celestial Group /1/                           5,000                  99,000
 Ralcorp Holdings /1/                               4,900                 170,569
 Sensient Technologies                              6,300                 128,898
                                                                          617,327
FOOTWEAR & RELATED APPAREL (0.24%)
 Stride Rite                                       13,000                 139,490
 Wolverine World Wide                               8,400                 225,792
                                                                          365,282
GARDEN PRODUCTS (0.13%)
 Toro                                               3,400                 197,710
GAS-DISTRIBUTION (0.58%)
 AGL Resources                                      6,400                 183,040
 Energen                                            6,000                 248,100
 New Jersey Resources                               1,700                  64,787
 ONEOK                                              9,400                 196,930
 Southwestern Energy /1/                            7,600                 191,140
                                                                          883,997
HEALTHCARE-PRODUCTS (0.08%)
 ZOLL Medical /1/                                   4,100                 123,492
HOME FURNISHINGS (0.11%)
 Ethan Allen Interiors                              3,900                 162,123
HOTELS & MOTELS (0.07%)
 Prime Hospitality /1/                             10,000                 100,500
HUMAN RESOURCES (0.27%)
 Labor Ready /1/                                   16,200                 204,768
 MPS Group /1/                                     18,500                 202,390
                                                                          407,158
INDEPENDENT POWER PRODUCER (0.09%)
 Calpine /1/                                       31,500                 136,710
INDUSTRIAL AUTOMATION & ROBOTS (0.10%)
 Cognex                                             5,000                 158,900
INSTRUMENTS-CONTROLS (0.20%)
 Woodward Governor                                  3,400                 211,956
 X-Rite                                             7,200                  97,056
                                                                          309,012
INTERNET APPLICATION SOFTWARE (0.11%)
 Lionbridge Technologies /1/                       18,000                 162,360
                                                   Shares
                                                    Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET TELEPHONY (0.12%)
                                                                     $
 j2 Global Communications /1/                       8,200                 189,912
LEISURE & RECREATION PRODUCTS (0.10%)
 K2 /1/                                            10,300                 150,998
LIFE & HEALTH INSURANCE (0.15%)
 Phoenix                                            9,200                 116,564
 UICI /1/                                           6,800                 117,708
                                                                          234,272
MACHINERY TOOLS & RELATED PRODUCTS (0.12%)
 Regal Beloit                                       9,400                 188,094
MACHINERY-FARM (0.06%)
 AGCO /1/                                           5,200                 100,100
MACHINERY-GENERAL INDUSTRY (0.15%)
 Kadant /1/                                         6,500                 119,600
 Tecumseh Products                                  3,000                 116,610
                                                                          236,210
MACHINERY-PUMPS (0.09%)
 Thomas Industries                                  4,000                 135,000
MEDICAL INSTRUMENTS (0.18%)
 Conmed /1/                                         6,000                 148,080
 Techne /1/                                         3,200                 124,672
                                                                          272,752
MEDICAL PRODUCTS (0.23%)
 Mentor                                             4,000                 126,800
 Osteotech /1/                                     16,500                 109,560
 PolyMedica                                         4,000                 111,360
                                                                          347,720
MEDICAL-BIOMEDICAL/GENE (0.09%)
 Cell Genesys /1/                                   5,000                  55,250
 Enzo Biochem /1/                                   6,000                  87,300
                                                                          142,550
MEDICAL-DRUGS (0.18%)
 Bradley Pharmaceuticals /1/                        5,800                 152,076
 Medicis Pharmaceutical                             3,000                 128,760
                                                                          280,836
MEDICAL-HMO (0.41%)
 AMERIGROUP /1/                                     4,700                 195,097
 Pacificare Health Systems /1/                      5,300                 189,528
 Sierra Health Services /1/                         6,500                 241,475
                                                                          626,100
MEDICAL-HOSPITALS (0.08%)
 Curative Health Services /1/                      10,500                 121,800
METAL PROCESSORS & FABRICATION (0.09%)
 Mueller Industries                                 4,200                 140,910
METAL-ALUMINUM (0.11%)
 Commonwealth Industries /1/                       21,800                 172,220
MISCELLANEOUS INVESTING (0.35%)
 Capital Automotive                                 4,800                 135,024
 Equity One                                         6,500                 106,600
 Meristar Hospitality /1/                          22,500                 130,500
                                                   Shares
                                                    Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                     $
 MFA Mortgage Investments                          11,200                  99,792
 Mission West Properties                            6,000                  70,860
                                                                          542,776
NETWORKING PRODUCTS (0.20%)
 Aeroflex /1/                                       7,000                  88,060
 Cable Design Technologies /1/                     14,000                 119,420
 Foundry Networks /1/                               6,200                  70,060
 SafeNet /1/                                        1,706                  36,679
                                                                          314,219
NON-HAZARDOUS WASTE DISPOSAL (0.12%)
 Waste Connections /1/                              4,600                 185,242
OFFICE SUPPLIES & FORMS (0.07%)
 John H. Harland                                    3,600                 110,916
OIL COMPANY-EXPLORATION & PRODUCTION (1.05%)
 Cimarex Energy /1/                                 6,000                 165,540
 Evergreen Resources /1/                            3,800                 152,494
 Forest Oil /1/                                     5,600                 147,000
 Houston Exploration /1/                            4,300                 192,382
 Newfield Exploration /1/                           5,800                 305,544
 Patina Oil & Gas                                   9,302                 258,596
 St. Mary Land & Exploration                        3,000                 108,450
 Unit /1/                                           9,900                 279,675
                                                                        1,609,681
OIL REFINING & MARKETING (0.14%)
 Frontier Oil                                       5,700                 101,346
 WD-40                                              3,900                 118,365
                                                                          219,711
OPTICAL SUPPLIES (0.08%)
 Advanced Medical Optics /1/                        4,100                 129,314
PAPER & RELATED PRODUCTS (0.16%)
 Chesapeake                                         4,800                 109,008
 Louisiana-Pacific                                  6,000                 141,540
                                                                          250,548
PHYSICIAN PRACTICE MANAGEMENT (0.07%)
 US Oncology /1/                                    7,010                 104,449
PROPERTY & CASUALTY INSURANCE (0.38%)
 Argonaut Group /1/                                 3,900                  72,150
 LandAmerica Financial Group                        3,800                 156,598
 Navigators Group /1/                               5,000                 130,250
 Philadelphia Consolidated Holding /1/              2,400                 138,576
 Zenith National Insurance                          1,900                  81,928
                                                                          579,502
PUBLISHING-BOOKS (0.07%)
 Thomas Nelson                                      4,400                 115,104
RADIO (0.08%)
 Cox Radio /1/                                      6,200                 128,402
RECREATIONAL VEHICLES (0.31%)
 Polaris Industries                                 5,400                 231,660
 Thor Industries                                    9,000                 250,740
                                                                          482,400
                                                   Shares
                                                    Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REINSURANCE (0.09%)
                                                                     $
 Platinum Underwriters Holdings                     4,100                 131,118
RENTAL-AUTO & EQUIPMENT (0.10%)
 Rent-A-Center /1/                                  5,400                 158,058
RESEARCH & DEVELOPMENT (0.10%)
 Pharmaceutical Product Development /1/             5,100                 150,807
RETAIL-APPAREL & SHOE (0.78%)
 AnnTaylor Stores /1/                               2,600                 105,378
 Brown Shoe                                         3,800                 139,004
 Burlington Coat Factory Warehouse                  6,500                 123,240
 Cato                                               7,000                 140,140
 Christopher & Banks                               13,000                 232,570
 Genesco /1/                                        4,900                 109,025
 Pacific Sunwear of California /1/                  7,200                 154,584
 Talbots                                            5,400                 188,730
                                                                        1,192,671
RETAIL-AUTO PARTS (0.11%)
 TBC /1/                                            5,800                 162,052
RETAIL-AUTOMOBILE (0.25%)
 Group 1 Automotive /1/                             4,500                 155,520
 Sonic Automotive                                   9,000                 224,100
                                                                          379,620
RETAIL-DISCOUNT (0.09%)
 Tuesday Morning /1/                                4,600                 135,654
RETAIL-GARDENING PRODUCTS (0.06%)
 Tractor Supply /1/                                 2,400                  93,744
RETAIL-HOME FURNISHINGS (0.07%)
 Haverty Furniture                                  6,400                 115,648
RETAIL-JEWELRY (0.08%)
 Zale /1/                                           2,300                 128,616
RETAIL-RESTAURANTS (0.50%)
 CBRL Group                                         4,000                 150,200
 Jack in the Box /1/                                6,000                 162,480
 Landry's Seafood Restaurant                        6,000                 200,880
 Lone Star Steakhouse & Saloon                      2,500                  76,875
 Red Robin Gourmet Burgers /1/                      6,100                 175,375
                                                                          765,810
RETAIL-VIDEO RENTAL (0.12%)
 Movie Gallery                                      9,500                 184,490
SAVINGS & LOANS-THRIFTS (0.55%)
 BankUnited Financial /1/                           3,000                  79,290
 Commercial Federal                                 2,100                  53,886
 FirstFed Financial /1/                             3,500                 141,470
 Flagstar Bancorp.                                  9,400                 192,042
 Independence Community Bank                        4,500                 163,935
 MAF Bancorp                                        2,800                 114,380
 Washington Federal                                 4,100                  95,776
                                                                          840,779
SECURITY SERVICES (0.11%)
 Kroll /1/                                          5,500                 163,020
                                                   Shares
                                                    Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.12%)
                                                                     $
 Cypress Semiconductor /1/                          7,000                  97,790
 Standard Microsystems /1/                          3,500                  83,440
                                                                          181,230
SEMICONDUCTOR EQUIPMENT (0.42%)
 Amkor Technology /1/                               6,200                  50,096
 Axcelis Technologies /1/                          10,000                 105,100
 Brooks Automation /1/                              5,500                  91,520
 Cohu                                               4,900                  85,750
 Kulicke & Soffa Industries /1/                    11,700                 116,181
 Varian Semiconductor Equipment  Associates
  /1/                                               5,900                 192,104
                                                                          640,751
STEEL PRODUCERS (0.09%)
 Steel Dynamics /1/                                 5,500                 132,385
TELECOMMUNICATION SERVICES (0.20%)
 MasTec /1/                                        11,500                  84,295
 PTEK Holdings /1/                                 22,500                 228,825
                                                                          313,120
TELEVISION (0.07%)
 Hearst-Argyle Television                           4,000                 105,000
THERAPEUTICS (0.33%)
 MGI Pharma /1/                                     3,100                 191,642
 Theragenics /1/                                   20,000                 104,800
 United Therapeutics /1/                            5,000                 123,100
 Vicuron Pharmaceuticals /1/                        3,500                  79,835
                                                                          499,377
TRANSPORT-SERVICES (0.11%)
 Pacer International /1/                            8,800                 165,440
TRANSPORT-TRUCK (0.29%)
 Arkansas Best                                      3,600                  93,564
 Heartland Express                                  5,600                 137,480
 Landstar System /1/                                1,500                  67,440
 Yellow Roadway /1/                                 4,200                 143,010
                                                                          441,494
VITAMINS & NUTRITION PRODUCTS (0.12%)
 NBTY /1/                                           4,800                 178,368
WEB PORTALS (0.06%)
 FindWhat.com /1/                                   4,700                  94,747
WIRELESS EQUIPMENT (0.17%)
 Audiovox /1/                                      12,500                 188,750
 RF Micro Devices /1/                               9,200                  67,712
                                                                          256,462
                                     TOTAL COMMON STOCKS               31,569,482
                                                                     ------------

                    TOTAL PORTFOLIO INVESTMENTS (20.59%)               31,569,482
CASH AND RECEIVABLES, NET OF LIABILITIES (79.41%)                     121,767,445
                              TOTAL NET ASSETS (100.00%)             $153,336,927
                                                                     --------------

/1/ Non-income producing security.
                                      229

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND I

                           APRIL 30, 2004 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (98.19%)
ADVERTISING SERVICES (0.15%)
                                                                        $
 Getty Images /1/                                      2,200                120,120
AEROSPACE & DEFENSE EQUIPMENT (0.91%)
 United Defense Industries /1/                        21,500                744,975
APPLIANCES (0.48%)
 Applica /1/                                          35,000                392,700
APPLICATIONS SOFTWARE (2.66%)
 PalmSource /1/                                       32,500                676,975
 Quest Software /1/                                   47,200                531,000
 Serena Software /1/                                  54,000                959,580
                                                                          2,167,555
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.10%)
 Oshkosh Truck                                        17,500                896,000
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.79%)
 Simpson Manufacturing                                12,400                646,784
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.49%)
 Dycom Industries /1/                                 51,500              1,214,370
CASINO HOTELS (1.29%)
 Station Casinos                                      23,400              1,054,872
CHEMICALS-DIVERSIFIED (1.10%)
 Georgia Gulf                                         28,300                901,638
CHEMICALS-SPECIALTY (0.82%)
 Ferro                                                25,700                665,373
CIRCUIT BOARDS (0.93%)
 TTM Technologies /1/                                 68,600                762,146
COMMERCIAL BANKS (4.86%)
 Oriental Financial Group                             23,600                673,072
 R&G Financial                                        26,100                807,795
 Southwest Bancorp. of Texas                          24,600              1,000,482
 UCBH Holdings                                        16,100                596,022
 Wintrust Financial                                   18,800                892,812
                                                                          3,970,183
COMMERCIAL SERVICE-FINANCE (0.62%)
 TNS /1/                                              23,500                502,900
COMMERCIAL SERVICES (1.50%)
 Alliance Data Systems /1/                            35,100              1,220,427
COMPUTER SERVICES (0.99%)
 Cognizant Technology Solutions /1/                   18,600                804,636
COMPUTERS-INTEGRATED SYSTEMS (2.80%)
 Kronos /1/                                           31,000              1,130,880
 Micros Systems /1/                                   26,300              1,153,781
                                                                          2,284,661
CONSULTING SERVICES (0.98%)
 Charles River Associates /1/                         24,700                797,069
DIAGNOSTIC EQUIPMENT (1.24%)
 Gen-Probe /1/                                        30,300              1,010,202
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIAGNOSTIC KITS (0.71%)
                                                                        $
 OraSure Technologies /1/                             68,700                577,767
DISTRIBUTION-WHOLESALE (2.87%)
 Hughes Supply                                        17,900              1,000,431
 Scansource /1/                                       24,300              1,342,089
                                                                          2,342,520
DIVERSIFIED MANUFACTURING OPERATIONS (1.29%)
 Actuant /1/                                          30,900              1,056,162
E-MARKETING-INFORMATION (0.31%)
 Digitas /1/                                          25,300                250,723
EDUCATIONAL SOFTWARE (0.77%)
 SkillSoft /1/                                        50,600                632,500
ELECTRIC PRODUCTS-MISCELLANEOUS (0.74%)
 GrafTech International /1/                           68,300                605,821
ELECTRICAL COMPONENTS & EQUIPMENT (0.73%)
 Power-One /1/                                        69,400                596,840
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.97%)
 Microsemi /1/                                        67,800                736,986
 ON Semiconductor /1/                                120,800                583,464
 SiRF Technology Holdings                             17,700                283,200
                                                                          1,603,650
ELECTRONIC CONNECTORS (1.65%)
 Amphenol /1/                                         42,700              1,349,747
ELECTRONICS-MILITARY (1.69%)
 EDO                                                  24,400                553,880
 Engineered Support Systems                           17,000                826,710
                                                                          1,380,590
ENTERPRISE SOFTWARE & SERVICE (2.34%)
 Hyperion Solutions /1/                               26,600              1,020,908
 Informatica /1/                                      80,800                584,992
 MicroStrategy /1/                                     6,400                307,462
                                                                          1,913,362
ENTERTAINMENT SOFTWARE (1.05%)
 Activision /1/                                       57,150                860,679
FIDUCIARY BANKS (0.80%)
 Investors Financial Services                         16,900                656,903
FINANCIAL GUARANTEE INSURANCE (0.75%)
 Triad Guaranty /1/                                   11,200                612,640
HAZARDOUS WASTE DISPOSAL (1.14%)
 Stericycle /1/                                       19,500                932,490
HOME FURNISHINGS (0.98%)
 Tempur-Pedic International /1/                       51,300                800,793
HUMAN RESOURCES (1.52%)
 Resources Connection /1/                             30,700              1,237,517
INTERNET APPLICATION SOFTWARE (0.65%)
 WebEx Communications /1/                             23,700                531,828
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET CONTENT-INFORMATION & NEWS (0.96%)
                                                                        $
 SINA /1/                                             27,600                786,600
INTERNET INFRASTRUCTURE EQUIPMENT (1.18%)
 Avocent /1/                                          30,000                962,700
INTERNET INFRASTRUCTURE SOFTWARE (1.21%)
 Supportsoft /1/                                      99,800                987,022
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.73%)
 Affiliated Managers Group /1/                        12,200                594,140
MACHINERY-GENERAL INDUSTRY (1.20%)
 Idex                                                 20,700                978,075
MEDICAL INSTRUMENTS (1.92%)
 Abaxis /1/                                           45,700                812,546
 Techne /1/                                           19,400                755,824
                                                                          1,568,370
MEDICAL LABORATORY & TESTING SERVICE (0.67%)
 LabOne /1/                                           18,600                549,444
MEDICAL PRODUCTS (1.56%)
 INAMED /1/                                           21,700              1,276,828
MEDICAL-BIOMEDICAL/GENE (4.66%)
 Martek Biosciences /1/                               17,300              1,098,377
 Nektar Therapeutics /1/                              35,800                724,950
 Protein Design Labs /1/                              32,600                798,048
 Seattle Genetics /1/                                 69,900                580,170
 Telik /1/                                            25,600                600,832
                                                                          3,802,377
MEDICAL-DRUGS (1.75%)
 Angiotech Pharmaceuticals /1/                        32,800                683,880
 Indevus Pharmaceuticals /1/                         102,200                741,972
                                                                          1,425,852
MEDICAL-GENERIC DRUGS (1.22%)
 Impax Laboratories /1/                               34,100                709,621
 Pharmaceutical Resources /1/                          7,000                282,100
                                                                            991,721
MULTIMEDIA (1.00%)
 Entravision Communications /1/                       89,200                814,396
OIL & GAS DRILLING (1.41%)
 Helmerich & Payne                                    31,700                855,583
 TODCO /1/                                            20,000                296,000
                                                                          1,151,583
OIL COMPANY-EXPLORATION & PRODUCTION (0.62%)
 Westport Resources /1/                               14,700                503,181
OIL FIELD MACHINERY & EQUIPMENT (2.04%)
 FMC Technologies /1/                                 33,800                921,050
 Hydril /1/                                           29,200                743,432
                                                                          1,664,482
OIL-FIELD SERVICES (1.62%)
 Core Laboratories /1/                                18,700                425,238
 W-H Energy Services /1/                              48,800                896,944
                                                                          1,322,182
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POWER CONVERTER & SUPPLY EQUIPMENT (0.70%)
                                                                        $
 Artesyn Technologies /1/                             62,200                572,862
RADIO (1.64%)
 Cumulus Media /1/                                    63,800              1,341,076
RETAIL-APPAREL & SHOE (0.93%)
 Childrens Place /1/                                  28,700                755,958
RETAIL-CATALOG SHOPPING (1.17%)
 MSC Industrial Direct                                33,300                954,378
RETAIL-COMPUTER EQUIPMENT (1.39%)
 Insight Enterprises /1/                              67,700              1,133,298
RETAIL-DISCOUNT (0.96%)
 Tuesday Morning /1/                                  26,500                781,485
RETAIL-HOME FURNISHINGS (1.01%)
 Cost Plus /1/                                        22,800                825,360
RETAIL-SPORTING GOODS (2.26%)
 Dick's Sporting Goods /1/                            29,800                803,706
 Hibbett Sporting Goods /1/                           42,900              1,041,612
                                                                          1,845,318
SCHOOLS (2.25%)
 Strayer Education                                     7,000                874,790
 Sylvan Learning Systems /1/                          27,200                958,800
                                                                          1,833,590
SCHOOLS-DAY CARE (1.02%)
 Bright Horizons Family Solutions /1/                 18,800                834,156
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.16%)
 Exar /1/                                             58,800                897,288
 Micrel /1/                                           49,200                601,224
 O2Micro International /1/                            57,000                826,500
 SigmaTel /1/                                         10,300                251,835
                                                                          2,576,847
SEMICONDUCTOR EQUIPMENT (1.67%)
 FormFactor /1/                                       45,300                796,827
 Varian Semiconductor Equipment  Associates
  /1/                                                 17,500                569,800
                                                                          1,366,627
TELECOMMUNICATION SERVICES (1.72%)
 Aspect Communications /1/                            62,900                744,107
 iNet Technologies /1/                                66,900                658,965
                                                                          1,403,072
THERAPEUTICS (3.37%)
 MGI Pharma /1/                                       17,000              1,050,940
 NeoPharm /1/                                         40,600                830,270
 United Therapeutics /1/                              35,400                871,548
                                                                          2,752,758
TRANSPORT-MARINE (1.22%)
 Kirby /1/                                            28,900                997,050
TRANSPORT-SERVICES (2.07%)
 Pacer International /1/                              44,100                829,080
 UTI Worldwide                                        18,700                856,647
                                                                          1,685,727
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (1.23%)
                                                                        $
 Werner Enterprises                                   50,050              1,000,500
                                        TOTAL COMMON STOCKS              80,138,158
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (98.19%)              80,138,158
CASH AND RECEIVABLES, NET OF LIABILITIES (1.81%)                          1,476,623
                                 TOTAL NET ASSETS (100.00%)             $81,614,781
                                                                        -------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND II

                           APRIL 30, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (95.93%)
AIRLINES (0.65%)
                                                                      $
 Pinnacle Airlines /1/                             112,500               1,600,875
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.45%)
 American Axle & Manufacturing Holdings /1/         92,900               3,573,863
BEVERAGES-NON-ALCOHOLIC (1.33%)
 Cott /1/                                          107,900               3,275,844
BEVERAGES-WINE & SPIRITS (1.07%)
 Constellation Brands /1/                           79,600               2,637,148
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.34%)
 Dycom Industries /1/                              140,200               3,305,916
BUILDING-RESIDENTIAL & COMMERCIAL (1.79%)
 Hovnanian Enterprises /1/                          66,000               2,374,020
 NVR /1/                                             4,500               2,029,500
                                                                         4,403,520
CHEMICALS-SPECIALTY (0.91%)
 Albemarle                                          76,500               2,237,625
CIRCUIT BOARDS (2.51%)
 Benchmark Electronics /1/                         144,600               3,908,538
 TTM Technologies /1/                              203,700               2,263,107
                                                                         6,171,645
COMMERCIAL BANKS (1.83%)
 UCBH Holdings                                     121,700               4,505,334
COMPUTER SERVICES (5.25%)
 CACI International /1/                            111,600               5,077,800
 Cognizant Technology Solutions /1/                139,000               6,013,140
 FactSet Research Systems                           45,500               1,809,080
                                                                        12,900,020
COMPUTERS-INTEGRATED SYSTEMS (0.80%)
 RadiSys /1/                                       104,700               1,954,749
COMPUTERS-MEMORY DEVICES (1.69%)
 Advanced Digital Information /1/                  262,300               2,769,888
 Dot Hill Systems /1/                              183,700               1,377,750
                                                                         4,147,638
DATA PROCESSING & MANAGEMENT (1.76%)
 Fair, Isaac                                       128,475               4,332,177
DENTAL SUPPLIES & EQUIPMENT (1.82%)
 Patterson Dental /1/                               60,700               4,473,590
DISPOSABLE MEDICAL PRODUCTS (0.47%)
 Merit Medical Systems /1/                          74,100               1,164,111
DIVERSIFIED MANUFACTURING OPERATIONS (1.11%)
 ESCO Technologies /1/                              56,500               2,728,950
DRUG DELIVERY SYSTEMS (0.66%)
 Penwest Pharmaceuticals /1/                       102,200               1,624,980
E-MARKETING-INFORMATION (1.38%)
 Digital River /1/                                 131,300               3,380,975
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.66%)
 Cree /1/                                           57,500               1,066,625
 Microsemi /1/                                     239,400               2,602,278
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                      $
 SiRF Technology Holdings                           15,800                 252,800
 Staktek Holdings /1/                               18,100                 162,900
                                                                         4,084,603
ELECTRONIC DESIGN AUTOMATION (1.42%)
 Magma Design Automation /1/                       144,800               2,699,072
 Verisity /1/                                      104,000                 790,400
                                                                         3,489,472
ELECTRONICS-MILITARY (1.49%)
 Engineered Support Systems                         75,200               3,656,976
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.85%)
 EMCOR Group /1/                                    51,100               2,089,990
ENTERTAINMENT SOFTWARE (0.66%)
 THQ /1/                                            87,900               1,629,666
ENVIRONMENTAL CONSULTING & ENGINEERING (0.77%)
 Tetra Tech /1/                                    113,500               1,885,235
FIDUCIARY BANKS (1.90%)
 Investors Financial Services                      119,900               4,660,513
FOOD-WHOLESALE & DISTRIBUTION (0.99%)
 Performance Food Group /1/                         69,600               2,445,048
HOSPITAL BEDS & EQUIPMENT (0.27%)
 Kinetic Concepts /1/                               13,800                 667,920
HOTELS & MOTELS (0.45%)
 Highland Hospitality /1/                          104,800               1,112,976
INDUSTRIAL AUTOMATION & ROBOTS (1.61%)
 Cognex                                            124,200               3,947,076
INSTRUMENTS-SCIENTIFIC (1.20%)
 Fisher Scientific International /1/                50,200               2,939,210
INSURANCE BROKERS (0.53%)
 Hilb, Rogal & Hamilton                             36,400               1,304,940
INTERNET INFRASTRUCTURE EQUIPMENT (0.71%)
 Avocent /1/                                        54,300               1,742,487
INTERNET SECURITY (1.54%)
 RSA Security /1/                                  149,500               2,394,990
 Secure Computing /1/                              146,400               1,399,584
                                                                         3,794,574
MACHINERY-CONSTRUCTION & MINING (0.73%)
 JLG Industries                                    121,500               1,796,985
MEDICAL INSTRUMENTS (1.10%)
 Advanced Neuromodulation Systems /1/               99,450               2,710,013
MEDICAL PRODUCTS (2.03%)
 INAMED /1/                                         84,900               4,995,516
MEDICAL-BIOMEDICAL/GENE (1.29%)
 Affymetrix /1/                                     38,100               1,164,336
 Telik /1/                                          86,000               2,018,420
                                                                         3,182,756
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (1.24%)
                                                                      $
 First Horizon Pharmaceutical /1/                  157,400               2,441,274
 POZEN /1/                                          50,800                 601,472
                                                                         3,042,746
MEDICAL-GENERIC DRUGS (0.88%)
 Taro Pharmaceuticals Industries /1/                50,300               2,175,475
MEDICAL-HOSPITALS (2.32%)
 VCA Antech /1/                                    139,300               5,695,977
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (2.97%)
 Odyssey HealthCare /1/                            155,700               2,617,317
 Select Medical                                    246,700               4,674,965
                                                                         7,292,282
MISCELLANEOUS INVESTING (3.31%)
 American Financial Realty Trust                   112,800               1,669,440
 Capital Lease Funding /1/                          14,600                 153,592
 Government Properties Trust                        38,900                 425,955
 Mills                                              65,000               2,639,000
 Ventas                                            146,800               3,242,812
                                                                         8,130,799
NETWORKING PRODUCTS (1.24%)
 Atheros Communications /1/                         11,600                 163,908
 Foundry Networks /1/                              146,100               1,650,930
 Ixia /1/                                          138,000               1,232,340
                                                                         3,047,178
OIL & GAS DRILLING (0.95%)
 Patterson-UTI Energy /1/                           64,800               2,345,112
OIL COMPANY-EXPLORATION & PRODUCTION (3.41%)
 Patina Oil & Gas                                  159,700               4,439,660
 Quicksilver Resources /1/                          90,600               3,936,570
                                                                         8,376,230
OIL-FIELD SERVICES (1.38%)
 Tetra Technologies /1/                            141,900               3,392,829
PHYSICIAN PRACTICE MANAGEMENT (3.05%)
 Pediatrix Medical Group /1/                       104,900               7,500,350
PRINTING-COMMERCIAL (1.60%)
 R.R. Donnelley & Sons                             133,725               3,934,189
PROPERTY & CASUALTY INSURANCE (0.61%)
 RLI                                                42,900               1,490,775
PUBLICLY TRADED INVESTMENT FUND (0.66%)
 iShares Russell 2000 Index Fund                    14,600               1,625,564
RADIO (1.60%)
 Cumulus Media /1/                                 149,100               3,134,082
 Salem Communications /1/                           26,900                 801,889
                                                                         3,935,971
RESPIRATORY PRODUCTS (0.49%)
 ResMed /1/                                         24,600               1,212,288
RETAIL-APPAREL & SHOE (3.69%)
 Aeropostale /1/                                   163,800               3,601,962
 Chico's FAS /1/                                   134,100               5,461,893
                                                                         9,063,855
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-COMPUTER EQUIPMENT (0.95%)
                                                                      $
 Electronics Boutique Holdings /1/                  86,400               2,337,120
RETAIL-PET FOOD & SUPPLIES (1.41%)
 PETCO Animal Supplies /1/                         117,800               3,458,608
RETAIL-RESTAURANTS (2.67%)
 Panera Bread /1/                                   65,800               2,689,246
 Ruby Tuesday                                      129,800               3,883,616
                                                                         6,572,862
SAVINGS & LOANS-THRIFTS (1.23%)
 BankUnited Financial /1/                           78,800               2,082,684
 Harbor Florida Bancshares                          33,900                 939,708
                                                                         3,022,392
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.27%)
 Exar /1/                                          126,200               1,925,812
 Power Integrations /1/                             98,500               2,426,055
 Standard Microsystems /1/                          51,100               1,218,224
                                                                         5,570,091
SEMICONDUCTOR EQUIPMENT (1.55%)
 August Technology /1/                              93,400               1,231,012
 Rudolph Technologies /1/                           79,500               1,277,565
 Ultratech /1/                                      80,900               1,303,299
                                                                         3,811,876
SEMICONDUCTORS (0.73%)
 Artisan Components /1/                             76,700               1,794,780
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.32%)
 C-COR.net /1/                                      87,600                 795,408
THERAPEUTICS (4.94%)
 Amylin Pharmaceuticals /1/                         51,000               1,142,400
 CV Therapeutics /1/                                46,100                 664,301
 Isis Pharmaceuticals /1/                          140,900               1,024,343
 Medicines /1/                                      68,900               2,253,719
 Neurocrine Biosciences /1/                         51,600               3,386,508
 NPS Pharmaceuticals /1/                            69,300               1,735,965
 Vicuron Pharmaceuticals /1/                        85,200               1,943,412
                                                                        12,150,648
TOYS (0.56%)
 LeapFrog Enterprises /1/                           63,900               1,374,489
TRANSPORT-SERVICES (0.88%)
 UTI Worldwide                                      47,100               2,157,651
                                      TOTAL COMMON STOCKS              235,862,461
                                                                      ------------

                     TOTAL PORTFOLIO INVESTMENTS (95.93%)              235,862,461
CASH AND RECEIVABLES, NET OF LIABILITIES (4.07%)                        10,002,488
                               TOTAL NET ASSETS (100.00%)             $245,864,949
                                                                      --------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP VALUE FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (96.91%)
AEROSPACE & DEFENSE EQUIPMENT (0.91%)
                                                                      $
 DRS Technologies /1/                               79,800               2,254,350
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.91%)
 BorgWarner                                         27,500               2,253,350
BATTERIES & BATTERY SYSTEMS (1.43%)
 Rayovac /1/                                       133,400               3,555,110
BEVERAGES-WINE & SPIRITS (1.47%)
 Constellation Brands /1/                           62,400               2,067,312
 Robert Mondavi /1/                                 43,500               1,566,000
                                                                         3,633,312
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.12%)
 Dycom Industries /1/                              117,500               2,770,650
BUILDING-RESIDENTIAL & COMMERCIAL (1.83%)
 Beazer Homes                                       27,600               2,717,220
 Ryland Group                                       23,200               1,831,640
                                                                         4,548,860
CHEMICALS-SPECIALTY (1.54%)
 Cytec Industries                                   97,200               3,821,904
COMMERCIAL BANKS (2.09%)
 City National                                      37,700               2,324,205
 Hudson United Bancorp                              79,800               2,851,254
                                                                         5,175,459
COMMERCIAL SERVICE-FINANCE (1.20%)
 NCO Group /1/                                     130,600               2,964,620
COMMERCIAL SERVICES (1.13%)
 Quanta Services /1/                               513,600               2,809,392
COMPUTER AIDED DESIGN (1.18%)
 Autodesk                                           87,100               2,917,850
COMPUTERS-MEMORY DEVICES (0.47%)
 Advanced Digital Information /1/                  111,500               1,177,440
COMPUTERS-PERIPHERAL EQUIPMENT (1.60%)
 Electronics for Imaging /1/                       156,700               3,977,046
CONTAINERS-METAL & GLASS (1.18%)
 Owens-Illinois /1/                                208,900               2,916,244
DATA PROCESSING & MANAGEMENT (4.56%)
 Acxiom                                            185,700               4,297,098
 American Management Systems /1/                   153,200               2,958,292
 Reynolds & Reynolds                               142,200               4,061,232
                                                                        11,316,622
DIALYSIS CENTERS (2.95%)
 Renal Care Group /1/                              148,000               7,323,040
DISTRIBUTION-WHOLESALE (1.31%)
 Owens & Minor                                     133,500               3,244,050
DIVERSIFIED MANUFACTURING OPERATIONS (2.16%)
 Pentair                                            90,000               5,363,100
ELECTRIC-INTEGRATED (3.52%)
 ALLETE                                            188,600               6,516,130
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                      $
 PNM Resources                                      75,400               2,200,172
                                                                         8,716,302
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.73%)
 Jacobs Engineering Group /1/                       43,500               1,814,385
ENTERPRISE SOFTWARE & SERVICE (1.62%)
 Hyperion Solutions /1/                            104,500               4,010,710
ENVIRONMENTAL CONSULTING & ENGINEERING (1.86%)
 Tetra Tech /1/                                    277,125               4,603,046
FINANCE-LEASING COMPANY (0.56%)
 Financial Federal /1/                              44,700               1,399,110
FINANCIAL GUARANTEE INSURANCE (0.95%)
 PMI Group                                          54,900               2,362,347
FOOD-MISCELLANEOUS/DIVERSIFIED (2.58%)
 American Italian Pasta                             87,600               2,712,096
 Ralcorp Holdings /1/                              105,900               3,686,379
                                                                         6,398,475
FOOTWEAR & RELATED APPAREL (1.87%)
 Wolverine World Wide                              172,400               4,634,112
GAS-DISTRIBUTION (0.81%)
 WGL Holdings                                       71,100               2,010,708
GOLF (1.76%)
 Callaway Golf                                     256,800               4,357,896
HEALTH CARE COST CONTAINMENT (0.76%)
 Orthodontic Centers of America /1/                261,200               1,872,804
HOME FURNISHINGS (1.10%)
 Furniture Brands International                     97,200               2,735,208
INSURANCE (2.16%)
 HCC Insurance Holdings                            166,900               5,344,138
INTERNET FINANCIAL SERVICES (3.23%)
 IndyMac Bancorp                                   184,300               5,927,088
 Net.B@nk                                          192,963               2,082,071
                                                                         8,009,159
LIFE & HEALTH INSURANCE (0.54%)
 Stancorp Financial Group                           21,700               1,342,579
LOTTERY SERVICES (3.39%)
 GTECH Holdings                                    137,800               8,394,776
MEDICAL LABORATORY & TESTING SERVICE (2.55%)
 Covance /1/                                       187,200               6,316,128
MEDICAL PRODUCTS (2.40%)
 Henry Schein /1/                                   25,200               1,775,844
 Mentor                                            132,000               4,184,400
                                                                         5,960,244
MEDICAL-HOSPITALS (2.43%)
 Province Healthcare /1/                           176,300               2,819,037
 Triad Hospitals /1/                                94,300               3,207,143
                                                                         6,026,180
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MOTION PICTURES & SERVICES (1.34%)
                                                                      $
 Macrovision /1/                                   197,300               3,322,532
NETWORKING PRODUCTS (2.26%)
 Anixter International                             129,100               3,782,630
 Cable Design Technologies /1/                     212,600               1,813,478
                                                                         5,596,108
OFFICE AUTOMATION & EQUIPMENT (1.29%)
 Ikon Office Solutions                             287,100               3,195,423
OIL & GAS DRILLING (1.01%)
 Helmerich & Payne                                  92,900               2,507,371
OIL REFINING & MARKETING (0.97%)
 Tesoro Petroleum /1/                              119,000               2,416,890
OIL-FIELD SERVICES (0.81%)
 Seacor Smit /1/                                    48,600               2,015,928
PRINTING-COMMERCIAL (1.32%)
 Valassis Communications /1/                       105,900               3,272,310
PROPERTY & CASUALTY INSURANCE (3.49%)
 Fidelity National Financial                        69,793               2,554,424
 First American                                    152,300               4,130,376
 RLI                                                56,600               1,966,850
                                                                         8,651,650
RENTAL-AUTO & EQUIPMENT (1.42%)
 United Rentals /1/                                205,100               3,527,720
RESEARCH & DEVELOPMENT (1.03%)
 Albany Molecular Research /1/                     158,100               2,564,382
RETAIL-AUTOMOBILE (0.23%)
 Group 1 Automotive /1/                             16,700                 577,152
RETAIL-HOME FURNISHINGS (1.68%)
 Pier 1 Imports                                    201,100               4,154,726
RETAIL-JEWELRY (1.01%)
 Zale /1/                                           45,000               2,516,400
RETAIL-RESTAURANTS (5.31%)
 CBRL Group                                         75,400               2,831,270
 CEC Entertainment /1/                             154,900               5,292,933
 O'Charley's /1/                                   101,600               1,919,224
 RARE Hospitality International /1/                114,050               3,121,548
                                                                        13,164,975
RUBBER-TIRES (1.11%)
 Cooper Tire & Rubber                              129,100               2,761,449
SAVINGS & LOANS-THRIFTS (2.87%)
 Astoria Financial                                 110,300               3,796,526
 Dime Bancorp /1/                                    3,800                     570
 Washington Federal                                142,122               3,319,970
                                                                         7,117,066
SEMICONDUCTOR EQUIPMENT (0.83%)
 Photronics /1/                                    138,500               2,062,265
SOAP & CLEANING PRODUCTS (1.05%)
 Church & Dwight                                    58,000               2,607,100
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PIPE & TUBE (1.06%)
                                                                      $
 Shaw Group /1/                                    219,100               2,629,200
TELECOMMUNICATION EQUIPMENT (0.93%)
 Andrew /1/                                        136,400               2,311,980
TRANSPORT-EQUIPMENT & LEASING (1.02%)
 Gatx                                              107,400               2,523,900
TRANSPORT-TRUCK (1.01%)
 USF                                                75,400               2,507,050
                                      TOTAL COMMON STOCKS              240,334,283
                                                                      ------------

                     TOTAL PORTFOLIO INVESTMENTS (96.91%)              240,334,283
CASH AND RECEIVABLES, NET OF LIABILITIES (3.09%)                         7,653,252
                               TOTAL NET ASSETS (100.00%)             $247,987,535
                                                                      --------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS SMALLCAP VALUE FUND I

                           APRIL 30, 2004 (UNAUDITED)

                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.03%)
ADVERTISING SERVICES (0.19%)
                                                                                    $
 R.H. Donnelley /1/                                                3,900                176,631
AEROSPACE & DEFENSE (0.26%)
 Esterline Technologies /1/                                        6,300                155,925
 Gencorp                                                           8,100                 85,941
                                                                                        241,866
AEROSPACE & DEFENSE EQUIPMENT (1.13%)
 AAR /1/                                                           5,800                 58,870
 Curtiss-Wright                                                    5,600                263,760
 Ducommun /1/                                                        600                 14,160
 HEICO                                                             2,700                 43,200
 Kaman                                                            11,300                140,459
 Moog /1/                                                          9,200                303,600
 Orbital Sciences /1/                                              7,000                 90,160
 Triumph Group /1/                                                 4,800                154,320
                                                                                      1,068,529
AIR POLLUTION CONTROL EQUIPMENT (0.02%)
 BHA Group Holdings                                                  500                 15,965
AIRLINES (0.95%)
 Alaska Air Group /1/                                              3,600                 79,668
 AMR /1/                                                          22,800                258,780
 Continental Airlines /1/                                         14,600                155,636
 ExpressJet Holdings /1/                                           6,200                 78,864
 Northwest Airlines /1/                                           29,600                278,240
 Skywest                                                           2,400                 43,680
                                                                                        894,868
APPAREL MANUFACTURERS (0.78%)
 Kellwood                                                          8,000                315,600
 Quiksilver /1/                                                    6,000                129,780
 Tommy Hilfiger /1/                                               18,700                291,720
                                                                                        737,100
APPLIANCES (0.07%)
 Applica /1/                                                       5,800                 65,076
APPLICATIONS SOFTWARE (0.02%)
 MRO Software /1/                                                    500                  6,665
 PalmSource /1/                                                      781                 16,268
                                                                                         22,933
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.63%)
 Oshkosh Truck                                                    11,700                599,040
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.13%)
 American Axle & Manufacturing
                                        Holdings /1/               3,600                138,492
 Dura Automotive Systems /1/                                       9,400                118,064
 Keystone Automotive Industries /1/                                2,800                 72,520
 Superior Industries International                                 3,600                122,688
 Tenneco Automotive /1/                                           23,500                324,300
 Tower Automotive /1/                                             12,000                 61,440
 Visteon                                                          20,900                226,974
                                                                                      1,064,478
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.13%)
 Aftermarket Technology /1/                                        8,400                127,008
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BATTERIES & BATTERY SYSTEMS (0.28%)
                                                                                    $
 Rayovac /1/                                                       9,300                247,845
 Wilson Greatbatch Technologies /1/                                  500                 17,250
                                                                                        265,095
BEVERAGES-WINE & SPIRITS (0.02%)
 Robert Mondavi /1/                                                  500                 18,000
BROADCASTING SERVICES & PROGRAMMING (0.11%)
 4 Kids Entertainment /1/                                            600                 13,110
 World Wrestling Entertainment                                     6,400                 88,064
                                                                                        101,174
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.18%)
 USG /1/                                                          11,800                167,914
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.09%)
 Dycom Industries /1/                                              3,600                 84,888
BUILDING PRODUCTS-AIR & HEATING (0.69%)
 Lennox International                                             27,000                451,170
 York International                                                5,000                196,000
                                                                                        647,170
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.08%)
 Eagle Materials                                                     600                 39,420
 Texas Industries                                                  1,100                 37,081
                                                                                         76,501
BUILDING PRODUCTS-LIGHT FIXTURES (0.54%)
 Genlyte Group /1/                                                 7,000                401,240
 LSI Industries                                                    9,100                105,469
                                                                                        506,709
BUILDING PRODUCTS-WOOD (0.33%)
 Universal Forest Products                                        11,500                311,535
BUILDING-HEAVY CONSTRUCTION (0.35%)
 Washington Group International /1/                                9,200                332,304
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Integrated Electrical Services /1/                                6,900                 67,275
BUILDING-RESIDENTIAL & COMMERCIAL (1.46%)
 Beazer Homes                                                        800                 78,760
 Dominion Homes /1/                                                1,800                 51,894
 Levitt /1/                                                        5,375                122,550
 Meritage /1/                                                      3,300                223,905
 Standard-Pacific                                                 11,500                580,060
 WCI Communities /1/                                              13,200                320,892
                                                                                      1,378,061
CABLE TV (0.60%)
 Charter Communications /1/                                       43,400                173,600
 Insight Communications /1/                                       10,000                 91,100
 LodgeNet Entertainment /1/                                       14,900                300,980
                                                                                        565,680
CASINO HOTELS (0.54%)
 Ameristar Casinos                                                 2,700                 85,644
 Aztar /1/                                                        13,100                339,290
 Boyd Gaming                                                       3,800                 89,300
                                                                                        514,234
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (1.02%)
                                                                                    $
 FMC /1/                                                           3,400                145,826
 Georgia Gulf                                                     13,200                420,552
 Hercules /1/                                                     15,500                172,205
 Octel                                                             9,800                228,340
                                                                                        966,923
CHEMICALS-FIBERS (0.13%)
 Wellman                                                          15,100                122,159
CHEMICALS-SPECIALTY (1.01%)
 Ethyl /1/                                                         7,800                145,236
 H.B. Fuller                                                      10,200                279,480
 Millennium Chemicals /1/                                          3,000                 49,110
 Minerals Technologies                                             3,800                222,870
 NL Industries                                                    15,200                197,752
 OMNOVA Solutions /1/                                             11,800                 56,050
                                                                                        950,498
CIRCUIT BOARDS (0.33%)
 Benchmark Electronics /1/                                         9,150                247,325
 Pemstar /1/                                                       7,300                 23,798
 TTM Technologies /1/                                              3,200                 35,552
                                                                                        306,675
COAL (0.32%)
 Massey Energy                                                    13,000                304,460
COATINGS & PAINT (0.00%)
 Kronos Worldwide                                                     94                  2,922
COLLECTIBLES (0.22%)
 Department 56 /1/                                                 2,700                 43,389
 RC2 /1/                                                           6,000                162,660
                                                                                        206,049
COMMERCIAL BANKS (9.30%)
 ABC Bancorp                                                       2,700                 51,462
 AMCORE Financial                                                  3,800                107,692
 AmericanWest Bancorp. /1/                                         2,500                 45,700
 BancFirst                                                         1,100                 60,555
 Bank of the Ozarks                                                1,700                 40,528
 Banner                                                            1,800                 46,314
 C&F Financial                                                       300                 11,303
 Capital Corp of the West                                            800                 29,560
 Capitol Bancorp.                                                  3,700                 92,500
 Century Bancorp.                                                    500                 16,375
 Chemical Financial                                                4,830                165,428
 City Holding                                                      1,200                 36,720
 Colonial BancGroup                                               15,200                261,896
 Columbia Banking Systems                                          2,700                 60,588
 Community Bank System                                            12,729                258,908
 Community Trust Bancorp                                           3,170                 92,532
 Corus Bankshares                                                 13,600                513,400
 Cullen/Frost Bankers                                              7,200                311,760
 Financial Institutions                                              700                 16,317
 First Citizens Banc                                                 200                  5,000
 First Citizens BancShares                                           500                 61,255
 First Oak Brook Bancshares                                        1,100                 31,900
 First Republic Bank                                               5,500                209,550
 First United                                                        900                 20,376
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                    $
 Fremont General                                                  17,200                370,660
 Gold Banc                                                        29,800                487,528
 Great Southern Bancorp                                            3,600                178,668
 Greater Bay Bancorp                                              11,000                312,070
 Hanmi Financial                                                   1,800                 44,586
 Heritage Commerce /1/                                             2,500                 34,875
 IBERIABANK                                                        8,600                490,200
 Independent Bank                                                  3,800                102,433
 Independent Bank                                                  9,430                236,033
 Irwin Financial                                                  11,900                281,435
 Lakeland Financial                                                  500                 15,250
 Local Financial /1/                                              10,900                237,511
 MainSource Financial Group                                          787                 17,117
 MB Financial                                                      3,600                126,900
 Mercantile Bank                                                   3,880                139,486
 Mid-State Bancshares                                              6,200                139,438
 Nara Bancorp.                                                       200                  5,760
 Oak Hill Financial                                                  900                 29,142
 Peoples Bancorp.                                                    630                 15,076
 Provident Bankshares                                              9,100                256,347
 R&G Financial                                                    14,700                454,965
 Republic Bancorp.                                                 1,155                 21,656
 Republic Bancorp.                                                17,020                221,430
 Royal Bancshares of Pennsylvania                                    618                 15,388
 SCBT Financial                                                      800                 24,560
 Second Bancorp.                                                   4,500                135,045
 Silicon Valley Bancshares /1/                                     3,600                123,696
 Simmons First National                                            3,500                 91,000
 South Financial Group                                            19,000                526,300
 Southside Bancshares                                              1,950                 35,900
 Southwest Bancorp.                                                1,000                 16,500
 State Financial Services                                          3,900                114,153
 Summit Bancshares                                                 2,900                 81,200
 Sun Bancorp. /1/                                                  1,775                 34,968
 Taylor Capital Group                                              3,800                 78,926
 Umpqua Holdings                                                   4,700                 89,065
 W Holding                                                        12,862                219,168
 West Coast Bancorp                                               17,900                393,800
 Wintrust Financial                                                  800                 37,992
                                                                                      8,783,846
COMMERCIAL SERVICE-FINANCE (0.13%)
 Century Business Services /1/                                    15,900                 65,667
 NCO Group /1/                                                     2,600                 59,020
                                                                                        124,687
COMMERCIAL SERVICES (0.08%)
 Arbitron /1/                                                        900                 33,525
 Memberworks /1/                                                     600                 17,706
 TeleTech Holdings /1/                                             3,800                 23,218
                                                                                         74,449
COMMUNICATIONS SOFTWARE (0.03%)
 Avid Technology /1/                                                 600                 28,782
COMPUTER AIDED DESIGN (0.06%)
 Aspen Technology /1/                                              8,000                 52,000
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (0.52%)
                                                                                    $
 CACI International /1/                                            2,700                122,850
 CIBER /1/                                                        12,200                106,750
 CompuCom Systems /1/                                             31,100                150,524
 Sykes Enterprises /1/                                             6,400                 35,008
 Tyler Technologies /1/                                            8,300                 78,352
                                                                                        493,484
COMPUTERS (0.18%)
 Gateway /1/                                                      23,500                113,270
 palmOne /1/                                                       3,600                 58,752
                                                                                        172,022
COMPUTERS-INTEGRATED SYSTEMS (0.53%)
 Agilysys                                                         11,600                136,068
 MTS Systems                                                       8,500                200,175
 RadiSys /1/                                                       3,700                 69,079
 Silicon Graphics /1/                                             49,900                 96,307
                                                                                        501,629
COMPUTERS-MEMORY DEVICES (0.45%)
 Hutchison Technology /1/                                          7,000                172,130
 Komag /1/                                                         2,500                 31,775
 Maxtor /1/                                                       10,100                 65,751
 Quantum /1/                                                      23,500                 73,555
 Silicon Storage Technology /1/                                    6,000                 79,500
                                                                                        422,711
COMPUTERS-PERIPHERAL EQUIPMENT (0.23%)
 Electronics for Imaging /1/                                       8,600                218,268
CONSULTING SERVICES (0.36%)
 Charles River Associates /1/                                        600                 19,362
 Gartner /1/                                                      16,000                191,040
 Maximus /1/                                                       1,200                 42,000
 PDI                                                               3,500                 89,460
                                                                                        341,862
CONSUMER PRODUCTS-MISCELLANEOUS (0.11%)
 American Greetings /1/                                            3,700                 75,850
 CSS Industries                                                      850                 28,730
                                                                                        104,580
CONTAINERS-METAL & GLASS (1.16%)
 Crown Holdings /1/                                               57,000                481,080
 Greif Brothers                                                    3,800                124,906
 Silgan Holdings /1/                                              11,600                488,012
                                                                                      1,093,998
COSMETICS & TOILETRIES (0.09%)
 Elizabeth Arden /1/                                               3,700                 81,030
DATA PROCESSING & MANAGEMENT (0.17%)
 American Management Systems /1/                                   4,800                 92,688
 infoUSA /1/                                                       1,900                 17,271
 InterCept /1/                                                     3,200                 47,456
                                                                                        157,415
DECISION SUPPORT SOFTWARE (0.07%)
 NetIQ /1/                                                         4,800                 61,728
DIAGNOSTIC KITS (0.20%)
 Orthovita /1/                                                    42,700                192,577
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (1.31%)
                                                                                    $
 Aviall /1/                                                       14,100                233,355
 Building Material Holding                                         3,500                 57,540
 Hughes Supply                                                    10,800                603,612
 United Stationers /1/                                             6,500                247,000
 Watsco                                                            2,700                 78,705
 WESCO International /1/                                           1,300                 18,590
                                                                                      1,238,802
DIVERSIFIED MANUFACTURING OPERATIONS (1.43%)
 A.O. Smith                                                        4,500                134,550
 Actuant /1/                                                       1,800                 61,524
 Acuity Brands                                                     9,400                230,018
 Ameron International                                              2,600                 77,870
 Barnes Group                                                     11,300                307,925
 ESCO Technologies /1/                                             2,700                130,410
 Griffon /1/                                                       6,600                144,870
 Jacuzzi Brands /1/                                               25,600                223,744
 Lydall /1/                                                        3,900                 38,064
                                                                                      1,348,975
DIVERSIFIED MINERALS (0.12%)
 AMCOL International                                               6,700                112,694
DIVERSIFIED OPERATIONS (0.12%)
 Walter Industries                                                 9,100                113,568
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.07%)
 Volt Information Sciences /1/                                     2,700                 69,687
E-COMMERCE-PRODUCTS (0.01%)
 Stamps.com                                                          700                  4,774
E-COMMERCE-SERVICES (0.14%)
 Homestore.com /1/                                                28,200                135,360
E-MARKETING-INFORMATION (0.13%)
 aQuantive /1/                                                    10,400                104,520
 E.piphany /1/                                                     3,800                 16,644
                                                                                        121,164
ELECTRIC-INTEGRATED (3.59%)
 Allegheny Energy /1/                                              6,000                 82,680
 Avista                                                           15,700                265,330
 Black Hills                                                       3,500                107,065
 CH Energy Group                                                   3,600                166,680
 Cleco                                                             7,900                141,805
 CMS Energy /1/                                                   48,200                400,542
 El Paso Electric /1/                                             13,800                195,270
 PNM Resources                                                    11,600                338,488
 Sierra Pacific Resources /1/                                     61,200                433,296
 UIL Holdings                                                      3,600                162,612
 UniSource Energy                                                 24,400                596,092
 Westar Energy                                                    24,300                495,963
                                                                                      3,385,823
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.54%)
 Bel Fuse                                                          3,700                114,256
 CTS                                                               5,900                 76,995
 DSP Group /1/                                                     4,800                118,944
 Stoneridge /1/                                                    7,100                108,275
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                                    $
 Sypris Solutions                                                  4,800                 91,968
                                                                                        510,438
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.58%)
 Actel /1/                                                         2,700                 53,784
 CEVA /1/                                                          3,300                 26,631
 Conexant Systems /1/                                              3,734                 16,243
 ESS Technology /1/                                                8,500                 91,120
 Integrated Silicon Solution /1/                                   6,000                 82,380
 Lattice Semiconductor /1/                                        12,000                 85,440
 ON Semiconductor /1/                                             13,000                 62,790
 Skyworks Solutions /1/                                           10,900                 93,304
 Transmeta /1/                                                     5,100                 14,229
 Virage Logic /1/                                                  3,100                 24,459
                                                                                        550,380
ELECTRONIC DESIGN AUTOMATION (0.01%)
 Magma Design Automation /1/                                         600                 11,184
ELECTRONIC MEASUREMENT INSTRUMENTS (0.09%)
 Trimble Navigation /1/                                            2,100                 52,605
 Zygo /1/                                                          3,200                 35,264
                                                                                         87,869
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.19%)
 EMCOR Group /1/                                                   1,200                 49,080
 URS /1/                                                           5,000                129,150
                                                                                        178,230
ENGINES-INTERNAL COMBUSTION (0.36%)
 Briggs & Stratton                                                 4,800                336,000
ENTERPRISE SOFTWARE & SERVICE (0.37%)
 Hyperion Solutions /1/                                              500                 19,190
 ManTech International /1/                                         8,200                205,820
 Manugistics Group /1/                                             5,200                 28,132
 Sybase /1/                                                        5,600                 95,760
                                                                                        348,902
ENVIRONMENTAL CONSULTING & ENGINEERING (0.13%)
 Tetra Tech /1/                                                    7,400                122,914
ENVIRONMENTAL MONITORING & DETECTION (0.15%)
 Mine Safety Appliances                                            5,200                140,920
FINANCE-AUTO LOANS (0.23%)
 Westcorp                                                          3,800                167,580
 WFS Financial /1/                                                 1,100                 48,994
                                                                                        216,574
FINANCE-CONSUMER LOANS (0.24%)
 World Acceptance /1/                                             14,800                226,440
FINANCE-CREDIT CARD (0.15%)
 CompuCredit /1/                                                   5,600                 92,792
 Metris /1/                                                        6,800                 47,600
                                                                                        140,392
FINANCE-INVESTMENT BANKER & BROKER (0.05%)
 Knight Trading Group /1/                                          4,100                 47,642
FINANCE-MORTGAGE LOAN/BANKER (0.91%)
 Accredited Home Lenders Holding /1/                               5,000                144,950
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                                    $
 American Home Mortgage Investment                                23,621                560,526
 New Century Financial                                             3,550                150,627
                                                                                        856,103
FOOD-BAKING (0.09%)
 Flowers Foods                                                     3,550                 86,940
FOOD-MISCELLANEOUS/DIVERSIFIED (0.70%)
 Chiquita Brands International /1/                                26,400                475,464
 Corn Products International                                         500                 21,250
 International Multifoods /1/                                        800                 19,880
 J & J Snack Foods /1/                                               600                 22,938
 Ralcorp Holdings /1/                                              3,300                114,873
 Sensient Technologies                                               500                 10,230
                                                                                        664,635
FOOD-RETAIL (0.10%)
 Great Atlantic & Pacific Tea /1/                                  5,200                 41,600
 Pathmark Stores /1/                                               6,500                 55,575
                                                                                         97,175
FOOD-WHOLESALE & DISTRIBUTION (0.05%)
 Nash Finch                                                        2,100                 43,407
FOOTWEAR & RELATED APPAREL (0.33%)
 Vans /1/                                                         15,200                308,560
FUNERAL SERVICE & RELATED ITEMS (0.56%)
 Alderwoods Group /1/                                              6,400                 78,592
 Stewart Enterprises /1/                                          62,100                453,330
                                                                                        531,922
GARDEN PRODUCTS (0.41%)
 Toro                                                              6,600                383,790
GAS-DISTRIBUTION (2.10%)
 Atmos Energy                                                      3,800                 93,632
 Energen                                                           8,600                355,610
 NUI                                                               4,600                 76,636
 SEMCO Energy                                                      9,100                 49,049
 Southern Union /1/                                               22,825                448,739
 Southwest Gas                                                     7,000                159,600
 Southwestern Energy /1/                                          31,600                794,740
                                                                                      1,978,006
GOLF (0.35%)
 Callaway Golf                                                    19,700                334,309
HOME FURNISHINGS (0.18%)
 Furniture Brands International                                    2,700                 75,978
 Kimball International                                             6,600                 97,482
                                                                                        173,460
HOSPITAL BEDS & EQUIPMENT (0.02%)
 Invacare                                                            500                 19,915
HOTELS & MOTELS (0.29%)
 Choice Hotels International                                       3,200                143,680
 LaSalle Hotel Properties                                          6,100                134,200
                                                                                        277,880
HUMAN RESOURCES (0.21%)
 Spherion /1/                                                     19,700                194,045
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IDENTIFICATION SYSTEM-DEVELOPMENT (0.20%)
                                                                                    $
 Checkpoint Systems /1/                                            6,100                 98,027
 Paxar /1/                                                         5,500                 90,640
                                                                                        188,667
INDUSTRIAL AUTOMATION & ROBOTS (0.22%)
 UNOVA /1/                                                        11,725                205,188
INSTRUMENTS-CONTROLS (0.16%)
 Watts Industries                                                  6,200                151,838
INTERNET CONTENT-INFORMATION & NEWS (0.10%)
 Harris Interactive /1/                                            3,100                 22,599
 ProQuest /1/                                                      2,700                 72,090
                                                                                         94,689
INTERNET FINANCIAL SERVICES (0.36%)
 eSpeed /1/                                                          800                 14,080
 IndyMac Bancorp                                                   6,300                202,608
 Net.B@nk                                                         11,500                124,085
                                                                                        340,773
INTERNET INCUBATORS (0.06%)
 Safeguard Scientifics /1/                                        22,400                 58,240
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 AsiaInfo Holdings /1/                                             2,600                 13,260
INTERNET SECURITY (0.10%)
 Internet Security Systems /1/                                       600                  7,974
 Secure Computing /1/                                              9,000                 86,040
                                                                                         94,014
INVESTMENT COMPANIES (0.26%)
 American Capital Strategies                                       2,900                 76,125
 Technology Investment Capital                                    11,652                164,876
                                                                                        241,001
LASERS-SYSTEMS & COMPONENTS (0.12%)
 ROFIN-SINAR Technologies /1/                                      4,900                113,533
LEISURE & RECREATION PRODUCTS (0.11%)
 K2 /1/                                                            7,300                107,018
LIFE & HEALTH INSURANCE (1.38%)
 AmerUs Group                                                     10,200                393,720
 Delphi Financial Group                                           15,150                608,424
 FBL Financial Group                                               6,600                175,758
 Phoenix                                                           4,700                 59,549
 Universal American Financial /1/                                  5,800                 63,800
                                                                                      1,301,251
LINEN SUPPLY & RELATED ITEMS (0.48%)
 Angelica                                                         15,100                347,300
 UniFirst                                                          3,700                109,150
                                                                                        456,450
MACHINERY TOOLS & RELATED PRODUCTS (0.14%)
 Milacron                                                          8,800                 34,584
 Regal Beloit                                                      4,700                 94,047
                                                                                        128,631
MACHINERY-CONSTRUCTION & MINING (0.98%)
 JLG Industries                                                   26,800                396,372
 Joy Global                                                       14,400                378,000
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (CONTINUED)
                                                                                    $
 Terex /1/                                                         4,500                147,825
                                                                                        922,197
MACHINERY-GENERAL INDUSTRY (1.45%)
 Albany International                                             14,200                433,100
 Applied Industrial Technologies                                  23,100                607,068
 Gardner Denver /1/                                                  500                 13,110
 Kadant /1/                                                          500                  9,200
 McDermott International /1/                                      19,100                157,766
 Sauer-Danfoss                                                     8,600                129,000
 Tecumseh Products                                                   600                 23,322
                                                                                      1,372,566
MACHINERY-MATERIAL HANDLING (0.29%)
 Cascade                                                          10,700                222,774
 Nacco Industries                                                    600                 51,048
                                                                                        273,822
MACHINERY-PUMPS (0.10%)
 Flowserve /1/                                                     3,800                 81,206
 Thomas Industries                                                   500                 16,875
                                                                                         98,081
MACHINERY-THERMAL PROCESS (0.05%)
 Global Power Equipment Group /1/                                  6,700                 48,508
MEDICAL IMAGING SYSTEMS (0.10%)
 CTI Molecular Imaging /1/                                         3,800                 57,114
 Palatin Technologies /1/                                          9,600                 34,080
                                                                                         91,194
MEDICAL INFORMATION SYSTEM (0.22%)
 Computer Programs & Systems                                       4,900                 96,824
 Per-Se Technologies /1/                                          10,400                111,280
                                                                                        208,104
MEDICAL INSTRUMENTS (0.39%)
 Conmed /1/                                                        7,000                172,760
 Kyphon /1/                                                        7,700                193,270
 SurModics /1/                                                       200                  4,476
                                                                                        370,506
MEDICAL LABORATORY & TESTING SERVICE (0.45%)
 Covance /1/                                                       3,800                128,212
 Inveresk Research Group /1/                                      10,300                291,902
                                                                                        420,114
MEDICAL PRODUCTS (0.13%)
 PSS World Medical /1/                                            10,700                119,733
MEDICAL-BIOMEDICAL/GENE (1.11%)
 Alexion Pharmaceuticals /1/                                         600                 13,512
 Celera Genomics Group /1/                                         3,900                 45,981
 Cell Genesys /1/                                                  2,800                 30,940
 Cytogen                                                          14,900                216,348
 Cytokinetics /1/                                                 12,700                206,502
 Digene /1/                                                          100                  3,550
 Encysive Pharmaceuticals /1/                                     18,200                182,910
 Genelabs Technologies /1/                                        59,800                164,450
 Savient Pharmaceuticals /1/                                       7,600                 28,500
 Telik /1/                                                         6,591                154,691
                                                                                      1,047,384
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (0.23%)
                                                                                    $
 Adolor /1/                                                        7,723                124,109
 Rigel Pharmaceuticals /1/                                         4,400                 93,324
                                                                                        217,433
MEDICAL-GENERIC DRUGS (0.07%)
 Alpharma                                                          3,100                 67,363
MEDICAL-HMO (0.02%)
 Sierra Health Services /1/                                          600                 22,290
MEDICAL-HOSPITALS (0.06%)
 Province Healthcare /1/                                           3,500                 55,965
MEDICAL-NURSING HOMES (0.78%)
 Beverly Enterprises /1/                                          10,200                 60,690
 Kindred Healthcare /1/                                            5,100                249,798
 Mariner Health Care /1/                                          23,400                422,604
                                                                                        733,092
METAL PROCESSORS & FABRICATION (0.61%)
 CIRCOR International                                              4,500                 88,020
 Commercial Metals                                                 3,100                 81,220
 NN                                                               10,200                116,484
 Quanex                                                            7,000                285,600
                                                                                        571,324
MISCELLANEOUS INVESTING (9.41%)
 Anthracite Capital                                               40,200                422,502
 Bedford Property Investors                                       11,600                314,244
 Boykin Lodging                                                   10,500                 82,845
 Capital Automotive                                               13,800                388,194
 CarrAmerica Realty                                               16,600                473,266
 Entertainment Properties Trust                                    8,900                297,794
 Equity Inns                                                      43,000                352,600
 Gables Residential Trust                                          3,600                114,480
 Glenborough Realty Trust                                         18,900                355,131
 Highwoods Properties                                             13,000                293,150
 IMPAC Mortgage Holdings                                          20,300                381,843
 Innkeepers USA Trust                                             22,500                172,125
 Kilroy Realty                                                     4,800                150,480
 La Quinta /1/                                                    26,900                193,411
 Lexington Corporate Properties Trust                             31,800                587,982
 LTC Properties                                                   16,800                261,408
 Meristar Hospitality /1/                                         34,600                200,680
 MFA Mortgage Investments                                         11,626                103,588
 Mid-America Apartment Communities                                21,500                693,375
 Mills                                                             2,700                109,620
 National Health Investors                                        19,200                460,224
 Parkway Properties                                                4,800                190,560
 Pennsylvania Real Estate Invest Trust                             8,300                268,505
 Post Properties                                                   1,000                 26,890
 Saul Centers                                                        900                 22,500
 Senior Housing Properties Trust                                  20,200                301,990
 Sun Communities                                                   8,500                297,075
 Taubman Centers                                                   6,300                122,850
 United Dominion Realty Trust                                     18,800                337,460
 Urstadt Biddle Properties                                         2,000                 27,760
 Ventas                                                           36,100                797,449
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                                    $
 Winston Hotels                                                    8,500                 78,285
                                                                                      8,880,266
MULTI-LEVEL DIRECT SELLING (0.18%)
 Nu Skin Enterprises                                               7,000                165,690
MULTI-LINE INSURANCE (0.87%)
 Allmerica Financial /1/                                          22,800                792,528
 United Fire & Casualty                                              600                 26,298
                                                                                        818,826
MUSIC (0.20%)
 Steinway Musical Instruments /1/                                  5,100                184,875
NETWORKING PRODUCTS (0.57%)
 Anixter International                                             6,000                175,800
 Black Box                                                         4,700                239,465
 Hypercom /1/                                                      4,600                 30,820
 SafeNet /1/                                                       4,452                 95,718
                                                                                        541,803
NON-FERROUS METALS (0.04%)
 USEC                                                              4,900                 33,712
NON-HOTEL GAMBLING (0.22%)
 Argosy Gaming /1/                                                 3,600                133,884
 Isle of Capri Casinos /1/                                         3,400                 71,400
                                                                                        205,284
OFFICE AUTOMATION & EQUIPMENT (0.32%)
 Global Imaging Systems /1/                                          500                 17,310
 Imagistics International /1/                                      7,000                283,430
                                                                                        300,740
OFFICE SUPPLIES & FORMS (0.24%)
 John H. Harland                                                   7,500                231,075
OIL COMPANY-EXPLORATION & PRODUCTION (2.94%)
 Cimarex Energy /1/                                                7,000                193,130
 Comstock Resources /1/                                            8,400                170,940
 Denbury Resources /1/                                            19,900                363,374
 Houston Exploration /1/                                           4,800                214,752
 KCS Energy /1/                                                    6,000                 72,120
 Magnum Hunter Resources /1/                                      25,300                259,831
 Meridian Resource /1/                                            16,700                109,218
 Nuevo Energy /1/                                                  4,800                165,600
 Plains Exploration & Production /1/                               3,330                 65,601
 Quicksilver Resources /1/                                         2,500                108,625
 Range Resources                                                  29,800                372,798
 Stone Energy /1/                                                  6,100                300,120
 Swift Energy /1/                                                  6,600                143,154
 Vintage Petroleum                                                15,400                232,078
                                                                                      2,771,341
OIL FIELD MACHINERY & EQUIPMENT (0.11%)
 Universal Compression Holdings /1/                                3,600                107,136
OIL REFINING & MARKETING (0.36%)
 Tesoro Petroleum /1/                                             16,900                343,239
OIL-FIELD SERVICES (0.27%)
 Hanover Compressor /1/                                            4,700                 57,810
 Oceaneering International /1/                                     3,600                100,800
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                                    $
 Oil States International /1/                                      7,400                100,196
                                                                                        258,806
OPTICAL SUPPLIES (0.23%)
 Sola International /1/                                           10,800                221,616
PAPER & RELATED PRODUCTS (1.29%)
 Chesapeake                                                        7,300                165,783
 Louisiana-Pacific                                                28,800                679,392
 Rock-Tenn                                                         3,900                 58,110
 Schweitzer-Mauduit International                                 10,200                316,098
                                                                                      1,219,383
PHARMACEUTICALS (0.05%)
 Cubist Pharmaceuticals /1/                                        4,400                 43,736
PHARMACY SERVICES (0.27%)
 NeighborCare /1/                                                 11,100                256,854
PHYSICIAN PRACTICE MANAGEMENT (0.50%)
 Pediatrix Medical Group /1/                                       5,000                357,500
 US Oncology /1/                                                   7,700                114,730
                                                                                        472,230
POULTRY (0.40%)
 Pilgrims Pride                                                   16,300                377,019
PRINTING-COMMERCIAL (0.05%)
 Banta                                                               600                 26,688
 Consolidated Graphics /1/                                           600                 22,392
                                                                                         49,080
PRIVATE CORRECTIONS (0.22%)
 Cornell /1/                                                       4,800                 58,224
 GEO Group /1/                                                     6,500                152,750
                                                                                        210,974
PROPERTY & CASUALTY INSURANCE (1.84%)
 Argonaut Group /1/                                               10,500                194,250
 Baldwin & Lyons                                                     525                 14,542
 Direct General                                                    3,900                139,425
 LandAmerica Financial Group                                       7,000                288,470
 Navigators Group /1/                                                800                 20,840
 NYMAGIC                                                           2,000                 51,200
 PMA Capital                                                      10,800                 75,060
 ProAssurance /1/                                                    800                 27,136
 RLI                                                               2,600                 90,350
 Selective Insurance Group                                         4,200                150,192
 State Auto Financial                                              3,100                 86,986
 Stewart Information Services                                     13,000                461,500
 Zenith National Insurance                                         3,100                133,672
                                                                                      1,733,623
PUBLISHING-NEWSPAPERS (0.13%)
 Journal Register /1/                                              3,600                 71,388
 Lee Enterprises                                                     500                 23,890
 Pulitzer                                                            600                 30,360
                                                                                        125,638
REAL ESTATE MANAGEMENT & SERVICES (0.21%)
 Jones Lang LaSalle /1/                                            8,400                198,324
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RECREATIONAL CENTERS (0.06%)
                                                                                    $
 Bally Total Fitness Holding /1/                                  14,000                 57,680
RECREATIONAL VEHICLES (0.07%)
 Arctic Cat                                                        2,700                 64,125
REITS-WHOLE LOANS (0.61%)
 Novastar Financial                                                5,000                162,300
 RAIT Investment Trust                                            17,300                416,238
                                                                                        578,538
RENTAL-AUTO & EQUIPMENT (0.55%)
 Aaron Rents                                                       6,000                173,760
 Dollar Thrifty Automotive Group /1/                               8,500                223,975
 Rent-Way /1/                                                     13,000                121,420
                                                                                        519,155
RESORTS & THEME PARKS (0.08%)
 Six Flags /1/                                                    10,000                 74,300
RETAIL-APPAREL & SHOE (2.35%)
 Aeropostale /1/                                                  15,900                349,641
 American Eagle Outfitters /1/                                     7,300                187,537
 AnnTaylor Stores /1/                                              6,100                247,233
 Brown Shoe                                                        4,800                175,584
 Charlotte Russe Holding /1/                                         800                 13,160
 Charming Shoppes /1/                                             44,200                312,052
 Childrens Place /1/                                               2,100                 55,314
 Dress Barn /1/                                                    6,300                105,966
 Genesco /1/                                                       4,700                104,575
 Goody's Family Clothing                                           2,900                 36,221
 Kenneth Cole Productions                                          4,400                152,196
 Men's Wearhouse /1/                                               5,100                129,999
 Payless ShoeSource /1/                                           11,300                159,895
 Stage Stores /1/                                                  4,700                184,522
                                                                                      2,213,895
RETAIL-AUTO PARTS (0.45%)
 CSK Auto /1/                                                      8,000                147,680
 PEP Boys-Manny, Moe & Jack                                       10,200                280,194
                                                                                        427,874
RETAIL-AUTOMOBILE (0.76%)
 Asbury Automotive Group /1/                                      15,800                255,802
 Lithia Motors                                                     8,200                211,806
 Sonic Automotive                                                  2,100                 52,290
 United Auto Group                                                 6,300                194,229
                                                                                        714,127
RETAIL-BEDDING (0.02%)
 Linens 'N Things /1/                                                500                 16,220
RETAIL-COMPUTER EQUIPMENT (0.18%)
 GameStop /1/                                                      3,100                 54,591
 Insight Enterprises /1/                                           4,500                 75,330
 Systemax /1/                                                      8,700                 43,587
                                                                                        173,508
RETAIL-CONSUMER ELECTRONICS (0.26%)
 InterTAN /1/                                                      7,000                 97,090
 Rex Stores /1/                                                   10,100                144,430
                                                                                        241,520
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONVENIENCE STORE (0.49%)
                                                                                    $
 7-Eleven /1/                                                      7,100                114,310
 Casey's General Stores                                           19,200                317,952
 Pantry /1/                                                        1,700                 33,915
                                                                                        466,177
RETAIL-DISCOUNT (0.50%)
 BJ's Wholesale Club /1/                                          10,800                261,684
 ShopKo Stores /1/                                                15,800                209,508
                                                                                        471,192
RETAIL-FABRIC STORE (0.16%)
 Jo-Ann Stores /1/                                                 5,235                147,993
RETAIL-HYPERMARKETS (0.07%)
 Smart & Final /1/                                                 6,100                 70,455
RETAIL-JEWELRY (0.16%)
 Friedman's                                                        3,900                 19,578
 Movado Group                                                        400                 12,000
 Zale /1/                                                          2,100                117,432
                                                                                        149,010
RETAIL-LEISURE PRODUCTS (0.20%)
 MarineMax /1/                                                     6,700                191,017
RETAIL-MAIL ORDER (0.26%)
 J. Jill Group /1/                                                11,800                249,924
RETAIL-OFFICE SUPPLIES (0.02%)
 School Specialty /1/                                                500                 17,815
RETAIL-PAWN SHOPS (0.48%)
 Cash America International                                       21,100                451,329
RETAIL-PETROLEUM PRODUCTS (0.03%)
 World Fuel Services                                                 600                 25,392
RETAIL-REGIONAL DEPARTMENT STORE (0.20%)
 Dillards                                                         11,100                186,813
RETAIL-RESTAURANTS (0.89%)
 Jack in the Box /1/                                               3,800                102,904
 Landry's Seafood Restaurant                                      16,900                565,812
 Papa John's International /1/                                     3,600                120,420
 Ryan's Family Steak Houses /1/                                    2,700                 48,978
                                                                                        838,114
RETAIL-SPORTING GOODS (0.04%)
 Sports Authority /1/                                                877                 33,624
RETAIL-VIDEO RENTAL (0.18%)
 Hollywood Entertainment /1/                                      11,600                156,136
 Movie Gallery                                                       700                 13,594
                                                                                        169,730
RETAIL-VISION SERVICE CENTER (0.01%)
 Cole National /1/                                                   500                 12,775
RUBBER-TIRES (0.09%)
 Bandag                                                            2,000                 87,100
SAVINGS & LOANS-THRIFTS (2.51%)
 BankAtlantic Bancorp                                             21,800                341,170
 Commercial Federal                                                3,800                 97,508
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                                    $
 Dime Community Bancshares                                         6,850                117,135
 First Defiance Financial                                            800                 18,960
 First Niagara Financial Group                                     6,671                 84,054
 FirstFed Financial /1/                                            3,100                125,302
 Flagstar Bancorp.                                                 8,300                169,569
 Hawthorne Financial /1/                                           1,100                 37,136
 Hudson River Bancorp.                                            17,200                309,772
 ITLA Capital /1/                                                    600                 25,800
 MAF Bancorp                                                       3,549                144,977
 Ocwen Financial /1/                                               8,900                 96,743
 Sterling Financial                                                6,050                153,912
 Sterling Financial /1/                                           14,420                476,004
 WSFS Financial                                                    3,600                174,456
                                                                                      2,372,498
SEISMIC DATA COLLECTION (0.20%)
 Veritas DGC /1/                                                   9,200                187,956
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.28%)
 Cirrus Logic /1/                                                 17,100                106,533
 Exar /1/                                                          3,000                 45,780
 Standard Microsystems /1/                                         3,100                 73,904
 Vitesse Semiconductor /1/                                         9,800                 41,944
                                                                                        268,161
SEMICONDUCTOR EQUIPMENT (0.33%)
 Axcelis Technologies /1/                                         15,900                167,109
 Cohu                                                              1,900                 33,250
 Dupont Photomasks /1/                                               600                 12,408
 MKS Instruments /1/                                               2,400                 46,128
 Photronics /1/                                                    3,400                 50,626
                                                                                        309,521
STEEL PIPE & TUBE (0.24%)
 Valmont Industries                                               11,200                229,600
STEEL PRODUCERS (1.19%)
 Carpenter Technology                                              3,400                 92,854
 Reliance Steel & Aluminum                                        11,700                386,334
 Ryerson Tull                                                     10,600                124,444
 Schnitzer Steel Industries                                        3,000                 78,810
 Steel Dynamics /1/                                               18,500                445,295
                                                                                      1,127,737
TELECOMMUNICATION EQUIPMENT (0.88%)
 Andrew /1/                                                       39,015                661,304
 Arris Group /1/                                                   5,800                 34,684
 Ditech Communications /1/                                         5,200                 74,776
 Network Equipment Technologies /1/                                2,500                 21,375
 North Pittsburgh Systems                                            500                  8,950
 Terayon /1/                                                      11,400                 33,060
                                                                                        834,149
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.25%)
 C-COR.net /1/                                                     6,600                 59,928
 Corvis /1/                                                       50,700                 79,092
 MRV Communications /1/                                           24,600                 57,810
 Sycamore Networks /1/                                            11,600                 42,920
                                                                                        239,750
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (0.68%)
                                                                                    $
 Commonwealth Telephone Enterprises /1/                            2,700                112,482
 PTEK Holdings /1/                                                47,500                483,075
 Time Warner Telecom /1/                                          11,400                 43,320
                                                                                        638,877
TELEPHONE-INTEGRATED (0.57%)
 Cincinnati Bell /1/                                              50,900                201,055
 CT Communications                                                16,000                198,784
 General Communication /1/                                         8,300                 73,870
 Talk America Holdings /1/                                         7,200                 64,224
                                                                                        537,933
TELEVISION (0.11%)
 Pegasus Communications /1/                                        3,000                 60,102
 Sinclair Broadcast Group /1/                                      3,500                 43,260
                                                                                        103,362
THEATERS (0.26%)
 AMC Entertainment /1/                                            15,200                242,440
THERAPEUTICS (0.77%)
 Abgenix /1/                                                       4,800                 78,096
 AtheroGenics /1/                                                  6,726                158,868
 Cypress Bioscience /1/                                           26,800                389,404
 Discovery Laboratories /1/                                        8,400                 97,692
                                                                                        724,060
TOBACCO (0.94%)
 Standard Commercial                                               4,600                 85,100
 Universal                                                        16,000                803,840
                                                                                        888,940
TRANSPORT-EQUIPMENT & LEASING (0.34%)
 Gatx                                                              8,000                188,000
 Greenbrier /1/                                                    2,900                 49,010
 Interpool                                                         5,400                 87,750
                                                                                        324,760
TRANSPORT-MARINE (0.22%)
 Overseas Shipholding Group                                        6,300                206,451
TRANSPORT-RAIL (0.45%)
 Genesee & Wyoming /1/                                            10,500                242,025
 RailAmerica /1/                                                  15,100                184,522
                                                                                        426,547
TRANSPORT-SERVICES (0.11%)
 Offshore Logistics /1/                                            4,800                105,360
TRANSPORT-TRUCK (1.18%)
 Covenant Transport /1/                                            3,900                 68,679
 Landstar System /1/                                               1,200                 53,952
 SCS Transportation /1/                                           10,300                235,664
 U.S. Xpress Enterprises /1/                                       3,400                 50,286
 USF                                                                 500                 16,625
 Werner Enterprises                                                7,625                152,424
 Yellow Roadway /1/                                               15,783                537,411
                                                                                      1,115,041
TRAVEL SERVICES (0.14%)
 Navigant International /1/                                        7,000                131,110
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
VITAMINS & NUTRITION PRODUCTS (0.14%)
                                                                                    $
 NBTY /1/                                                          3,600                133,776
WATER (0.15%)
 American States Water                                             2,700                 62,505
 California Water Service Group                                    2,700                 77,004
                                                                                        139,509
WEB HOSTING & DESIGN (0.01%)
 Interland /1/                                                     3,300                 11,781
WEB PORTALS (0.35%)
 Earthlink /1/                                                    24,000                221,040
 United Online /1/                                                 6,300                104,580
                                                                                        325,620
WIRE & CABLE PRODUCTS (0.18%)
 Encore Wire /1/                                                   6,100                166,774
WIRELESS EQUIPMENT (0.06%)
 Aether Systems /1/                                                8,600                 33,712
 REMEC /1/                                                         3,800                 23,902
                                                                                         57,614
                                                    TOTAL COMMON STOCKS              91,597,895

                                                                Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
TREASURY BONDS (0.29%)

 U.S. Treasury /2/
                                                                 $                  $
  2.13%; 10/31/04                                                275,000                276,235
                                                   TOTAL TREASURY BONDS                 276,235
                                                                                    -----------

                                   TOTAL PORTFOLIO INVESTMENTS (97.32%)              91,874,130
CASH AND RECEIVABLES, NET OF LIABILITIES (2.68%)                                      2,529,879
                                             TOTAL NET ASSETS (100.00%)             $94,404,009
                                                                                    -------------




                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
5 Russell 2000     Buy        $1,426,649    $1,399,625    $(27,024)
June, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

                            SCHEDULE OF INVESTMENTS
                           PREFERRED SECURITIES FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
PREFERRED STOCKS (73.93%)
AUTO-CARS & LIGHT TRUCKS (0.60%)
                                                                        $
 General Motors  7.375%                               40,000                 994,800
 General Motors  7.375%                                3,000                  74,970
                                                                           1,069,770
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.10%)
 Delphi Trust I                                       51,700               1,326,105
 Magna International                                  24,200                 617,342
                                                                           1,943,447
CELLULAR TELECOMMUNICATIONS (0.19%)
 U.S. Cellular                                        11,925                 327,938
COMMERCIAL BANKS (5.15%)
 Banco Santander Central Hispano /1/                  80,000               1,929,360
 Banco Totta & Acores Finance                         41,600               1,141,400
 Banesto Holdings /1/                                 11,000                 336,875
 BSCH Finance                                          5,300                 141,245
 Chittenden Capital Trust I                            7,900                 209,429
 Compass Capital III                                  33,000                 842,160
 Espirito Santo Overseas                               4,000                 102,760
 Lincoln National Capital V                           18,400                 473,432
 Lincoln National Capital VI                         118,137               2,951,062
 National Commerce Capital Trust II                   10,800                 284,040
 VNB Capital Trust I                                  14,300                 371,657
 Zions Capital Trust                                  13,000                 348,400
                                                                           9,131,820
DIVERSIFIED FINANCIAL SERVICES (3.71%)
 CABCO Trust BellSouth                                13,700                 341,130
 Citigroup Capital IX                                 60,000               1,405,200
 Citigroup Capital VII                                27,700                 714,383
 Citigroup Capital VIII                               79,000               2,013,710
 General Electric Capital  5.875%                     50,400               1,201,536
 General Electric Capital  6.10%                       7,000                 172,200
 Household Capital Trust VI                           14,500                 382,075
 Household Capital Trust VII                          13,300                 347,795
                                                                           6,578,029
DIVERSIFIED OPERATIONS (0.55%)
 Grand Metropolitan                                   37,800                 983,556
ELECTRIC-INTEGRATED (4.34%)
 Ameren                                               10,000                 271,500
 Consolidated Edison                                   3,000                  77,640
 CPL Capital I                                         2,500                  63,200
 Dominion Resources                                   23,000               1,279,950
 DTE Energy                                           10,000                 246,900
 DTE Energy Trust I                                   12,800                 332,800
 Energy East Capital Trust I                          10,000                 264,100
 Entergy Louisiana                                    46,000               1,196,000
 Entergy Mississippi                                  40,000               1,020,000
 FPL Group                                            12,000                 671,760
 Georgia Power                                        20,000                 466,600
 Mississippi Power                                    40,000                 940,000
 Public Service Enterprise Group                       5,700                 342,741
 Tennessee Valley Authority                           21,700                 534,037
                                                                           7,707,228
FINANCE-AUTO LOANS (0.16%)
 General Motors Acceptance                            11,600                 288,840
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
FINANCE-CONSUMER LOANS (2.20%)
                                                                        $
 Household Finance                                   116,210               2,922,681
 SLM                                                  41,000                 977,850
                                                                           3,900,531
FINANCE-INVESTMENT BANKER & BROKER (6.23%)
 Bear Stearns Capital Trust III                       13,700                 359,077
 Lehman Brothers Holdings                             58,500               1,542,060
 Lehman Brothers Holdings
  Capital Trust II                                    19,700                 501,365
 Lehman Brothers Holdings
  Capital Trust III                                   60,000               1,440,000
 Lehman Brothers Holdings
  Capital Trust IV                                    10,000                 237,000
 Merrill Lynch Preferred Capital Trust III            25,000                 630,250
 Merrill Lynch Preferred Capital Trust IV             31,900                 809,622
 Merrill Lynch Preferred Capital Trust V              90,194               2,315,280
 Morgan Stanley Capital Trust II                      34,900                 889,950
 Morgan Stanley Capital Trust III                     47,100               1,122,864
 Morgan Stanley Capital Trust IV                      20,600                 489,662
 St. Paul Capital Trust I                             27,900                 714,240
                                                                          11,051,370
FINANCE-MORTGAGE LOAN/BANKER (1.73%)
 Countrywide Financial                               125,000               3,070,000
FINANCE-OTHER SERVICES (0.36%)
 BBVA Preferred Capital                               22,100                 577,915
 Philadelphia Authority for Industrial
  Development                                          2,400                  59,952
                                                                             637,867
FINANCIAL GUARANTEE INSURANCE (2.89%)
 Ambac Financial Group  5.875%                        55,000               1,245,750
 Ambac Financial Group  5.95%                         41,000                 932,750
 Financial Security Assurance
                    Holdings  6.25%                   60,525               1,448,968
 Financial Security Assurance
                    Holdings  6.875%                   4,000                 102,440
 MBIA                                                    600                  16,320
 PMI Group                                            50,000               1,388,500
                                                                           5,134,728
GAS-DISTRIBUTION (0.94%)
 AGL Capital Trust II                                 15,500                 400,675
 KeySpan                                              24,500               1,271,060
                                                                           1,671,735
LIFE & HEALTH INSURANCE (1.07%)
 American General Capital I                            2,300                  59,018
 American General Capital III                          6,800                 179,860
 Hartford Life Capital II                             15,400                 394,240
 PLC Capital Trust III                                16,800                 432,096
 PLC Capital Trust IV                                 20,500                 525,415
 Torchmark Capital Trust I                            12,200                 313,906
                                                                           1,904,535
MEDICAL PRODUCTS (0.64%)
 Baxter International                                 21,000               1,137,570
MEDICAL-DRUGS (0.09%)
 Rhone-Poulenc                                         6,300                 159,705
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (8.62%)
                                                                        $
 AMB Property                                         44,000               1,047,200
 Archstone-Smith Trust                                12,000                 305,280
 AvalonBay Communities                                10,800                 294,840
 BRE Properties  6.75%                                15,000                 344,550
 BRE Properties  8.08%                                 6,800                 175,440
 CarrAmerica Realty                                   90,000               2,304,000
 Duke Realty  7.99%                                   10,000                 536,875
 Duke Realty  8.45%                                    2,200                  58,300
 Equity Office Properties Trust                       30,000                 771,600
 Equity Residential  Series B                          8,800                 234,080
 Equity Residential  Series D                         12,700                 342,392
 First Industrial Realty Trust                        11,600                 289,536
 Gables Residential Trust                              6,800                 169,320
 HRPT Properties Trust  Series A                       9,400                 248,442
 HRPT Properties Trust  Series B                      61,703               1,616,619
 New Plan Excel Realty Trust                          40,000                 996,000
 Prologis                                             90,000               2,143,800
 Public Storage  Series F                             11,000                 294,470
 Public Storage  Series Q                              7,000                 186,550
 Public Storage  Series R                             15,200                 394,136
 Public Storage  Series S                              6,700                 172,190
 Public Storage  Series T                             18,000                 459,900
 Public Storage  Series U                             28,100                 716,550
 Public Storage  Series V                             36,400                 924,196
 Vornado Realty Trust                                 10,400                 262,912
                                                                          15,289,178
MONEY CENTER BANKS (3.12%)
 ABN AMRO Capital Funding Trust V                     78,400               1,850,240
 ABN AMRO Capital Funding Trust VI                    15,000                 369,900
 ABN AMRO Capital Funding Trust VII                    8,000                 191,200
 JP Morgan Chase Capital IX                           17,600                 451,968
 JP Morgan Chase Capital X                            51,200               1,313,792
 National Westminster Bank                            17,500                 440,300
 Royal Bank of Scotland Group                         20,000                 457,600
 UBS Preferred Funding Trust III                      18,000                 468,360
                                                                           5,543,360
MORTGAGE BANKS (1.15%)
 Abbey National  7.25%                                 6,900                 176,640
 Abbey National  7.375%                               63,700               1,693,146
 Abbey National  7.375%                                6,400                 168,448
                                                                           2,038,234
MULTI-LINE INSURANCE (4.07%)
 Hartford Capital III                                 19,700                 505,699
 Hartford Financial Services Group                    10,000                 609,900
 ING Groep  7.05%                                     58,500               1,503,450
 ING Groep  7.20%                                    128,700               3,351,348
 PartnerRe                                            51,000               1,259,700
                                                                           7,230,097
OIL COMPANY-EXPLORATION & PRODUCTION (1.68%)
 EnCana                                                7,700                 197,890
 Nexen                                               109,000               2,774,050
                                                                           2,971,940
PIPELINES (0.44%)
 Dominion CNG Capital Trust I                         11,200                 287,840
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
PIPELINES (CONTINUED)
                                                                        $
 TransCanada PipeLines                                19,200                 485,760
                                                                             773,600
PROPERTY & CASUALTY INSURANCE (3.66%)
 ACE                                                 120,000               3,217,200
 Ace Capital Trust I                                   4,500                 117,495
 XL Capital  6.50%                                    60,000               1,522,200
 XL Capital  7.625%                                   41,200               1,074,496
 XL Capital  8.00%                                    20,900                 555,940
                                                                           6,487,331
REGIONAL BANKS (10.00%)
 BAC Capital Trust I                                  23,600                 599,440
 BAC Capital Trust II                                  8,000                 201,600
 BAC Capital Trust III                                10,600                 272,420
 BAC Capital Trust IV                                 10,000                 229,400
 Bank One Capital I                                    5,000                 129,650
 Bank One Capital Trust VI                            43,300               1,108,480
 Comerica Capital Trust I                             11,700                 305,136
 Fleet Capital Trust IV                               36,100                 923,438
 Fleet Capital Trust VI                               10,100                 272,902
 Fleet Capital Trust VIII                             15,000                 382,800
 PNC Capital Trust D                                 139,800               3,292,290
 SunTrust Capital IV                                  49,900               1,283,927
 U.S. Bancorp Capital III                             30,400                 794,656
 Union Planter Preferred Funding /1/                      10               1,049,375
 USB Capital IV                                       38,900               1,000,119
 USB Capital V                                        13,800                 358,662
 Wachovia                                            143,000               3,800,940
 Wells Fargo Capital Trust V                          10,800                 277,560
 Wells Fargo Capital Trust VI                          6,600                 167,310
 Wells Fargo Capital Trust VII                        56,900               1,297,320
                                                                          17,747,425
REINSURANCE (3.31%)
 Converium Finance                                    56,900               1,496,470
 Everest Re Capital Trust  6.20%                      52,800               1,188,528
 Everest Re Capital Trust  7.85%                      53,800               1,383,198
 Partner Re Capital Trust I                           20,900                 543,400
 RenaissanceRe Holdings  7.30%                        26,600                 678,566
 RenaissanceRe Holdings  8.10%                        22,200                 586,746
                                                                           5,876,908
SPECIAL PURPOSE ENTITY (4.56%)
 Corporate-Backed Trust Certificates
  Series BLS                                          35,700                 915,705
 Corporate-Backed Trust Certificates
  Series CIT                                           8,100                 219,460
 Corporate-Backed Trust Certificates
  Series JPM                                          14,200                 362,952
 Corporate-Backed Trust Certificates
  Series KEY  7.75%                                    7,700                 199,815
 Corporate-Backed Trust Certificates
  Series KEY  8.25%                                    9,400                 252,860
 Corporate-Backed Trust Certificates
  Series VZ  6.20%                                    80,000               1,893,600
 Corporate-Backed Trust Certificates
  Series VZ  7.625%                                   20,000                 530,000
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Corporate-Backed Trust Certificates for                                $
  DaimlerChrysler  Series DCX 7.25%                    8,700                 216,195
 Corporate-Backed Trust Certificates for
  DaimlerChrysler  Series DCX 7.875%                   6,000                 155,400
 Corporate-Backed Trust Certificates for
  First Union Institutional Capital I                  5,100                 145,962
 Corporate-Backed Trust Certificates for
  General Electric Capital Services                   14,000                 355,320
 Corporate-Backed Trust Certificates for
  Safeco Capital Trust I                               7,200                 191,880
 Corporate-Backed Trust Certificates for
  Southern Capital Trust I                               600                  15,930
 Corporate-Backed Trust Certificates for
  Verizon Global Funding                               6,700                 175,875
 Preferred Plus Trust  7.05%  MSD-1                   24,150                 608,580
 Preferred Plus Trust  7.30%  BLS-1                   11,400                 294,690
 Preferred Plus Trust  8.25%  FMC-1                    5,000                 130,950
 Public Credit & Repackaged
  Securities Trust                                     7,000                 180,040
 SATURNS  7.00%  CSFB                                 19,300                 492,150
 SATURNS  7.125%  BellSouth                           13,700                 346,199
 SATURNS  8.25%  Safeco                                3,400                  91,392
 Trust Certificates 2001-4  BellSouth                 12,300                 312,543
                                                                           8,087,498
TELEPHONE-INTEGRATED (1.37%)
 ALLTEL                                               31,000               1,545,350
 BellSouth Capital Funding                             5,400                 136,566
 Telephone & Data Systems                             13,500                 348,570
 Verizon New England                                  12,800                 327,936
 Verizon South                                         3,000                  76,530
                                                                           2,434,952
                                     TOTAL PREFERRED STOCKS              131,179,192

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (18.07%)
AGRICULTURAL OPERATIONS (1.14%)

 AgFirst Farm Credit Bank /1/
                                                   $                    $
  7.30%; 12/15/08                                  2,000,000               2,015,700
COMMERCIAL BANKS (2.36%)

 CBA Capital Trust I /1/
  5.81%; 12/31/49                                  2,500,000               2,506,900

 First Empire Capital Trust I
  8.23%; 02/01/27                                  1,500,000               1,675,283
                                                                           4,182,183
ELECTRIC-INTEGRATED (0.58%)

 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                  1,000,000               1,029,079
FINANCE-AUTO LOANS (0.59%)

 General Motors Acceptance
  8.00%; 11/01/31                                  1,000,000               1,055,424
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (1.46%)

 Goldman Sachs Group
                                                   $                    $
  6.35%; 02/15/34                                  1,500,000               1,433,757

 JP Morgan Capital Trust I
  7.54%; 01/15/27                                  1,100,000               1,158,872
                                                                           2,592,629
FINANCE-MORTGAGE LOAN/BANKER (1.69%)

 Countrywide Capital I
  8.00%; 12/15/26                                    500,000                 533,669

 Federal Home Loan Mortgage
  5.88%; 03/21/11                                  1,300,000               1,380,853

 Federal National Mortgage Association
  6.25%; 02/01/11                                  1,000,000               1,084,147
                                                                           2,998,669
LIFE & HEALTH INSURANCE (0.60%)

 MIC Financing Trust I /1/
  8.38%; 02/01/27                                  1,000,000               1,067,487
MONEY CENTER BANKS (2.91%)

 BankAmerica Institute /1/
  8.07%; 12/31/26                                    500,000                 552,241
 Bankers Trust Institutional Capital Trust
  /1/
  7.75%; 12/01/26                                  1,000,000               1,062,918

 BNP Paribas Capital Trust V
  7.20%; 09/30/49                                  1,000,000               1,026,280

 Lloyds TSB Bank
  6.90%; 05/22/49                                    990,000               1,010,067

 Royal Bank of Scottland Capital Trust
  6.80%; 12/05/49                                  1,500,000               1,513,350
                                                                           5,164,856
MULTI-LINE INSURANCE (1.25%)

 Safeco Capital Trust I
  8.07%; 07/15/37                                  2,000,000               2,209,988
PROPERTY & CASUALTY INSURANCE (0.59%)

 W.R. Berkley Capital Trust
  8.20%; 12/15/45                                  1,000,000               1,039,487
REGIONAL BANKS (0.60%)

 BankBoston
  7.75%; 12/15/26                                  1,000,000               1,062,928
REINSURANCE (0.62%)

 RenaissanceRe Capital Trust
  8.54%; 03/01/27                                  1,000,000               1,103,051
SAVINGS & LOANS-THRIFTS (1.66%)

 Dime Capital Trust I
  9.33%; 05/06/27                                    500,000                 588,320

 Great Western Financial
  8.21%; 02/01/27                                  2,131,000               2,360,558
                                                                           2,948,878




                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE ENTITY (2.02%)

 CA Preferred Fund Trust
                                                   $                    $
  7.00%; 10/30/48                                  1,600,000               1,601,264

 Mangrove Bay Pass-Through Trust /1/
  6.10%; 07/15/33                                  2,000,000               1,986,200
                                                                           3,587,464
                                                TOTAL BONDS               32,057,823
                                                                        ------------

                       TOTAL PORTFOLIO INVESTMENTS (92.00%)              163,237,015
CASH AND RECEIVABLES, NET OF LIABILITIES (8.00%)                          14,199,760
                                 TOTAL NET ASSETS (100.00%)             $177,436,775
                                                                        --------------



/1 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $12,507,056 or 7.05% of net assets.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2010 FUND

                           APRIL 30, 2004 (UNAUDITED)


                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.60%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.60%)/1/
                                                                                 $
 Bond & Mortgage Securities Fund                            6,852,248              72,976,438
 International Fund II                                      1,599,783              14,925,971
 LargeCap Growth Fund                                       1,697,513              10,337,854
 LargeCap S&P 500 Index Fund                                3,000,825              25,296,958
 LargeCap Value Fund                                          712,008               7,347,927
 Money Market Fund                                         22,471,988              22,471,988
 Partners LargeCap Growth Fund II /2/                       1,359,325              10,194,936
 Partners LargeCap Value Fund                               1,100,100              13,300,205
 Preferred Securities Fund                                  1,625,889              17,657,159
 Real Estate Fund                                           1,901,002              27,640,571
 SmallCap S&P 600 Index Fund                                  746,390              10,225,542
                                                                                  232,375,549
                                          TOTAL INVESTMENT COMPANIES              232,375,549
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (99.60%)              232,375,549
CASH AND RECEIVABLES, NET OF LIABILITIES (0.40%)                                      939,761
                                          TOTAL NET ASSETS (100.00%)             $233,315,310
                                                                                 --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2020 FUND

                            APRIL 30, 2004 UNAUDITED


                                                            Shares
                                                             Held                  Value
---------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.55%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.55%)/1/
                                                                                $
 Bond & Mortgage Securities Fund                           8,519,715              90,734,967
 International Fund II                                     3,400,826              31,729,704
 LargeCap Growth Fund                                      3,566,368              21,719,182
 LargeCap S&P 500 Index Fund                               6,745,418              56,863,871
 LargeCap Value Fund                                       1,488,693              15,363,316
 Partners LargeCap Growth Fund II /2/                      2,855,866              21,418,991
 Partners LargeCap Value Fund                              2,317,375              28,017,065
 Partners SmallCap Growth Fund II /2/                        642,633               4,928,998
 Preferred Securities Fund                                 2,207,168              23,969,846
 Real Estate Fund                                          1,958,530              28,477,021
 SmallCap S&P 600 Index Fund                                 603,125               8,262,806
 SmallCap Value Fund /2/                                     331,003               4,958,419
                                                                                 336,444,186
                                         TOTAL INVESTMENT COMPANIES              336,444,186
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (99.55%)              336,444,186
CASH AND RECEIVABLES, NET OF LIABILITIES (0.45%)                                   1,531,587
                                         TOTAL NET ASSETS (100.00%)             $337,975,773
                                                                                --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2030 FUND

                           APRIL 30, 2004 (UNAUDITED)


                                                            Shares
                                                             Held                  Value
---------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.53%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.53%)/ 1/
                                                                                $
 Bond & Mortgage Securities Fund                           5,956,090              63,432,354
 International Fund II                                     3,647,541              34,031,560
 LargeCap Growth Fund                                      3,811,726              23,213,412
 LargeCap S&P 500 Index Fund                               7,350,853              61,967,692
 LargeCap Value Fund                                       1,588,805              16,396,467
 Partners LargeCap Growth Fund II /2/                      3,052,330              22,892,477
 Partners LargeCap Value Fund                              2,478,765              29,968,274
 Partners SmallCap Growth Fund II /2/                        793,684               6,087,555
 Preferred Securities Fund                                 1,460,359              15,859,497
 Real Estate Fund                                          1,494,029              21,723,175
 SmallCap S&P 600 Index Fund                                 670,400               9,184,479
 SmallCap Value Fund /2/                                     408,805               6,123,896
                                                                                 310,880,838
                                         TOTAL INVESTMENT COMPANIES              310,880,838
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (99.53%)              310,880,838
CASH AND RECEIVABLES, NET OF LIABILITIES (0.47%)                                   1,452,659
                                         TOTAL NET ASSETS (100.00%)             $312,333,497
                                                                                --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2040 FUND

                            APRIL 30, 2004 UNAUDITED


                                                            Shares
                                                             Held                  Value
---------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.45%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.45%)/ 1/
                                                                                $
 Bond & Mortgage Securities Fund                           1,318,806              14,045,284
 International Fund II                                     1,411,963              13,173,616
 LargeCap Growth Fund                                      1,523,519               9,278,232
 LargeCap S&P 500 Index Fund                               2,879,646              24,275,417
 LargeCap Value Fund                                         622,912               6,428,452
 Partners LargeCap Growth Fund II /2/                      1,206,121               9,045,906
 Partners LargeCap Value Fund                                992,365              11,997,688
 Partners SmallCap Growth Fund II /2/                        337,955               2,592,112
 Preferred Securities Fund                                   348,228               3,781,756
 Real Estate Fund                                            327,171               4,757,073
 SmallCap S&P 600 Index Fund                                 266,429               3,650,075
 SmallCap Value Fund /2/                                     174,071               2,607,588
                                                                                 105,633,199
                                         TOTAL INVESTMENT COMPANIES              105,633,199
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (99.45%)              105,633,199
CASH AND RECEIVABLES, NET OF LIABILITIES (0.55%)                                     580,864
                                         TOTAL NET ASSETS (100.00%)             $106,214,063
                                                                                --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2050 FUND

                           APRIL 30, 2004 (UNAUDITED)


                                                            Shares
                                                             Held                  Value
--------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.70%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.70%)/ 1/
                                                                                $
 Bond & Mortgage Securities Fund                             364,103              3,877,702
 International Fund II                                       839,822              7,835,543
 LargeCap Growth Fund                                        869,942              5,297,945
 LargeCap S&P 500 Index Fund                               1,636,982             13,799,756
 LargeCap Value Fund                                         361,272              3,728,326
 Partners LargeCap Growth Fund II /2/                        689,498              5,171,235
 Partners LargeCap Value Fund                                562,380              6,799,176
 Partners SmallCap Growth Fund II /2/                        207,936              1,594,866
 Preferred Securities Fund                                   102,026              1,108,007
 Real Estate Fund                                             74,554              1,084,017
 SmallCap S&P 600 Index Fund                                 156,120              2,138,850
 SmallCap Value Fund /2/                                     107,102              1,604,390
                                                                                 54,039,813
                                         TOTAL INVESTMENT COMPANIES              54,039,813
                                                                                -----------

                               TOTAL PORTFOLIO INVESTMENTS (99.70%)              54,039,813
CASH AND RECEIVABLES, NET OF LIABILITIES (0.30%)                                    162,640
                                         TOTAL NET ASSETS (100.00%)             $54,202,453
                                                                                -------------



/1 /Affiliated securities.
/2 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

                            APRIL 30, 2004 UNAUDITED


                                                             Shares
                                                              Held                  Value
---------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.46%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.46%)/ 1/
                                                                                 $
 Bond & Mortgage Securities Fund                            3,131,004             33,345,188
 International Fund II                                        338,932              3,162,233
 LargeCap Growth Fund                                         341,372              2,078,955
 LargeCap S&P 500 Index Fund                                  590,352              4,976,671
 LargeCap Value Fund                                          140,073              1,445,556
 Money Market Fund                                         19,080,164             19,080,164
 Partners LargeCap Growth Fund II /2/                         261,475              1,961,063
 Partners LargeCap Value Fund                                 216,421              2,616,534
 Preferred Securities Fund                                    639,737              6,947,542
 Real Estate Fund                                             997,304             14,500,799
 SmallCap S&P 600 Index Fund                                  130,521              1,788,137
                                                                                  91,902,842
                                          TOTAL INVESTMENT COMPANIES              91,902,842
                                                                                 -----------

                                TOTAL PORTFOLIO INVESTMENTS (99.46%)              91,902,842
CASH AND RECEIVABLES, NET OF LIABILITIES (0.54%)                                     496,080
                                          TOTAL NET ASSETS (100.00%)             $92,398,922
                                                                                 -------------



/1 /Affiliated securities.
/2 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          REAL ESTATE SECURITIES FUND

                           APRIL 30, 2004 (UNAUDITED)


                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (90.80%)
APARTMENT REITS (10.90%)
                                                                         $
 Archstone-Smith Trust                                109,500               3,003,585
 AvalonBay Communities                                118,600               5,886,118
 Equity Residential Properties Trust                  348,662               9,574,259
 Essex Property Trust                                  49,900               3,041,405
 Home Properties of New York                           43,080               1,608,607
 Mid-America Apartment Communities                     68,100               2,196,225
 United Dominion Realty Trust                         233,100               4,184,145
                                                                           29,494,344
DIVERSIFIED REITS (10.51%)
 Brookfield Properties                                387,800              10,780,840
 Capital Automotive                                   213,160               5,996,191
 Catellus Development                                  51,951               1,119,544
 Entertainment Properties Trust                        63,144               2,112,798
 Keystone Property Trust                               23,916                 486,452
 Vornado Realty Trust                                 157,200               7,930,740
                                                                           28,426,565
FACTORY OUTLET REITS (3.82%)
 Chelsea Property Group                               202,900              10,347,900
HEALTHCARE REITS (5.29%)
 Health Care                                          143,000               4,567,420
 Ventas                                               441,510               9,752,956
                                                                           14,320,376
HOTEL REITS (4.40%)
 Highland Hospitality /1/                             140,127               1,488,149
 Hospitality Properties Trust                           5,482                 214,236
 LaSalle Hotel Properties                             173,841               3,824,502
 Starwood Hotels & Resorts Worldwide                  160,400               6,382,316
                                                                           11,909,203
MALL REITS (18.79%)
 CBL & Associates Properties                          177,238               8,906,210
 General Growth Properties                            584,700              15,851,217
 Macerich                                             118,900               4,978,343
 Mills                                                104,857               4,257,194
 Simon Property Group                                 274,600              13,238,466
 Tanger Factory Outlet Centers                         18,017                 688,249
 Taubman Centers                                      149,143               2,908,289
                                                                           50,827,968
OFFICE & INDUSTRIAL REITS (19.75%)
 AMB Property                                         147,726               4,476,098
 Boston Properties                                    302,300              14,208,100
 CenterPoint Properties Trust                         127,870               9,219,427
 Corporate Office Properties Trust                    195,007               3,968,392
 Equity Office Properties Trust                       119,938               3,018,839
 Prologis Trust                                       460,400              13,544,968
 PS Business Parks                                     28,540               1,083,093
 SL Green Realty                                       96,107               3,921,166
                                                                           53,440,083
SELF STORAGE REITS (2.60%)
 Public Storage                                       168,600               7,045,794
SHOPPING CENTER REITS (14.74%)
 Acadia Realty Trust                                  154,926               1,945,870
 Developers Diversified Realty                        332,700              10,895,925
 Federal Realty Investment Trust                       29,132               1,080,215
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SHOPPING CENTER REITS (CONTINUED)
                                                                         $
 Kimco Realty                                         290,900              12,433,066
 Pan Pacific Retail Properties                        165,999               7,292,336
 Weingarten Realty Investors                          215,175               6,220,709
                                                                           39,868,121
                                         TOTAL COMMON STOCKS              245,680,354

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (10.05%)
FINANCE-MORTGAGE LOAN/BANKER (10.05%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                   $                     $
  0.90%; 05/03/04                                  27,176,858              27,175,499
                                      TOTAL COMMERCIAL PAPER               27,175,499
                                                                         ------------

                       TOTAL PORTFOLIO INVESTMENTS (100.85%)              272,855,853
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.85%)                          (2,290,007)
                                  TOTAL NET ASSETS (100.00%)             $270,565,846
                                                                         ---------------



/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP BLEND FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (92.25%)
AEROSPACE & DEFENSE EQUIPMENT (0.78%)
                                                                          $
 Alliant Techsystems /1/                                 2,624                155,577
 Moog /1/                                                5,654                186,582
 Orbital Sciences /1/                                   13,161                169,514
 United Defense Industries /1/                           4,285                148,475
                                                                              660,148
AIRLINES (0.45%)
 ExpressJet Holdings /1/                                23,621                300,459
 Mesa Air Group /1/                                     11,704                 82,747
                                                                              383,206
APPAREL MANUFACTURERS (0.36%)
 Kellwood                                                3,744                147,701
 Quiksilver /1/                                          7,427                160,646
                                                                              308,347
APPLICATIONS SOFTWARE (0.58%)
 Serena Software /1/                                    12,531                222,676
 SS&C Technologies                                       7,494                173,037
 Verint Systems /1/                                      3,740                100,456
                                                                              496,169
ATHLETIC FOOTWEAR (0.48%)
 Reebok International                                   11,215                408,002
AUDIO & VIDEO PRODUCTS (0.42%)
 Polycom /1/                                            18,920                360,994
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.30%)
 Oshkosh Truck                                           4,963                254,106
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.45%)
 American Axle & Manufacturing
                     Holdings /1/                        5,005                192,542
 Dana                                                   14,026                282,764
 Lear                                                    5,209                315,770
 Tenneco Automotive /1/                                 31,878                439,916
                                                                            1,230,992
BEVERAGES-NON-ALCOHOLIC (0.51%)
 PepsiAmericas                                          21,761                435,873
BROADCASTING SERVICES & PROGRAMMING (0.19%)
 4 Kids Entertainment /1/                                7,511                164,115
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.63%)
 Simpson Manufacturing                                   2,713                141,510
 USG /1/                                                27,576                392,406
                                                                              533,916
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.30%)
 Martin Marietta Materials                               5,839                252,537
BUILDING PRODUCTS-LIGHT FIXTURES (0.24%)
 Genlyte Group /1/                                       3,538                202,798
BUILDING PRODUCTS-WOOD (0.27%)
 Universal Forest Products                               8,550                231,619
BUILDING-HEAVY CONSTRUCTION (0.37%)
 Washington Group International /1/                      8,705                314,425
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-MAINTENANCE & SERVICE (0.28%)
                                                                          $
 Rollins                                                10,040                238,450
BUILDING-RESIDENTIAL & COMMERCIAL (2.17%)
 Brookfield Homes                                       13,228                427,661
 Hovnanian Enterprises /1/                              11,558                415,741
 KB Home                                                 9,755                672,412
 M/I Schottenstein Homes                                 7,761                331,007
                                                                            1,846,821
CASINO HOTELS (0.17%)
 Ameristar Casinos                                       4,443                140,932
CASINO SERVICES (0.48%)
 Scientific Games /1/                                   22,475                405,449
CELLULAR TELECOMMUNICATIONS (0.14%)
 Boston Communications Group /1/                        11,272                121,287
CHEMICALS-DIVERSIFIED (0.49%)
 Hercules /1/                                           31,712                352,320
 Octel                                                   2,899                 67,547
                                                                              419,867
CHEMICALS-SPECIALTY (1.22%)
 MacDermid                                               4,958                160,540
 Minerals Technologies                                   4,409                258,588
 OM Group /1/                                           24,113                613,676
                                                                            1,032,804
CIRCUIT BOARDS (0.54%)
 Benchmark Electronics /1/                              17,111                462,510
COMMERCIAL BANKS (5.92%)
 BancorpSouth                                           10,805                218,585
 City Holding                                            2,295                 70,227
 Columbia Banking Systems                                5,953                133,585
 Commerce Bancorp.                                       9,364                533,842
 Community Bank System                                   6,764                137,580
 Cullen/Frost Bankers                                    2,606                112,840
 First Bancorp.                                          5,671                209,033
 First Midwest Bancorp                                   5,454                184,072
 Greater Bay Bancorp                                    22,859                648,510
 Hibernia                                               34,016                741,209
 Hudson United Bancorp                                  16,414                586,472
 Pacific Capital Bancorp.                                9,722                356,603
 Provident Bankshares                                    1,347                 37,945
 R&G Financial                                          12,956                400,988
 South Financial Group /2/                              23,868                661,144
                                                                            5,032,635
COMMERCIAL SERVICES (0.58%)
 Corporate Executive Board                               4,182                216,000
 Pre-Paid Legal Services /1/                            11,224                280,600
                                                                              496,600
COMMUNICATIONS SOFTWARE (0.40%)
 Inter-Tel                                              14,361                343,802
COMPUTER AIDED DESIGN (0.23%)
 Aspen Technology /1/                                   30,544                198,536
COMPUTER SERVICES (1.48%)
 Anteon International /1/                                9,693                302,422
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                          $
 CACI International /1/                                 11,556                525,798
 Cognizant Technology Solutions /1/                      5,335                230,792
 SRA International /1/                                   5,183                194,466
                                                                            1,253,478
COMPUTERS-INTEGRATED SYSTEMS (0.33%)
 RadiSys /1/                                            14,913                278,426
COMPUTERS-MEMORY DEVICES (0.45%)
 SanDisk /1/                                             8,124                187,746
 Storage Technology /1/                                  7,259                190,694
                                                                              378,440
COMPUTERS-PERIPHERAL EQUIPMENT (0.46%)
 Electronics for Imaging /1/                            15,339                389,304
CONSULTING SERVICES (0.16%)
 Charles River Associates /1/                            4,162                134,308
CONSUMER PRODUCTS-MISCELLANEOUS (0.20%)
 Central Garden & Pet /1/                                4,461                171,793
CONTAINERS-METAL & GLASS (0.19%)
 Silgan Holdings /1/                                     3,795                159,656
DATA PROCESSING & MANAGEMENT (1.01%)
 Fair, Isaac                                             8,601                290,026
 Global Payments                                        11,873                569,666
                                                                              859,692
DENTAL SUPPLIES & EQUIPMENT (0.63%)
 Sybron Dental Specialties /1/                          18,248                533,754
DIAGNOSTIC EQUIPMENT (0.11%)
 Gen-Probe /1/                                           2,733                 91,118
DIAGNOSTIC KITS (0.33%)
 IDEXX Laboratories /1/                                  4,600                281,796
DIALYSIS CENTERS (0.42%)
 DaVita /1/                                              6,900                352,590
DIRECT MARKETING (0.43%)
 Catalina Marketing /1/                                 22,146                367,181
DISPOSABLE MEDICAL PRODUCTS (0.20%)
 Merit Medical Systems /1/                              10,773                169,244
DISTRIBUTION-WHOLESALE (1.14%)
 Aviall /1/                                             10,278                170,101
 Owens & Minor                                           5,166                125,534
 United Stationers /1/                                  10,196                387,448
 Watsco                                                  9,864                287,535
                                                                              970,618
DIVERSIFIED MANUFACTURING OPERATIONS (0.52%)
 Ameron International                                    2,248                 67,328
 Carlisle                                                6,277                371,912
                                                                              439,240
E-MARKETING-INFORMATION (0.70%)
 Digital River /1/                                       3,081                 79,336
 Digitas /1/                                            41,932                415,546
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-MARKETING-INFORMATION (CONTINUED)
                                                                          $
 E.piphany /1/                                          22,142                 96,982
                                                                              591,864
ELECTRIC PRODUCTS-MISCELLANEOUS (0.37%)
 Littelfuse /1/                                          8,176                313,958
ELECTRIC-INTEGRATED (2.20%)
 Cleco                                                  21,836                391,956
 Great Plains Energy                                     3,686                115,040
 MDU Resources Group                                    24,525                549,360
 OGE Energy                                             11,628                279,654
 Westar Energy                                          26,181                534,354
                                                                            1,870,364
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.77%)
 DSP Group /1/                                          19,095                473,174
 Methode Electronics                                    15,740                178,492
                                                                              651,666
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.67%)
 Conexant Systems /1/                                   26,750                116,362
 Fairchild Semiconductor International /1/              23,092                449,601
 Integrated Silicon Solution /1/                         7,236                 99,350
 Microsemi /1/                                          31,493                342,329
 PMC - Sierra /1/                                       13,017                158,157
 Silicon Laboratories /1/                                5,379                253,620
                                                                            1,419,419
ELECTRONIC CONNECTORS (0.61%)
 Amphenol /1/                                           16,306                515,433
ELECTRONIC MEASUREMENT INSTRUMENTS (0.28%)
 Tektronix                                               7,908                234,077
ELECTRONIC PARTS DISTRIBUTION (0.62%)
 Avnet /1/                                              24,383                527,648
ELECTRONICS-MILITARY (0.80%)
 Engineered Support Systems                             13,891                675,519
ENGINES-INTERNAL COMBUSTION (0.72%)
 Briggs & Stratton                                       8,731                611,170
ENTERPRISE SOFTWARE & SERVICE (0.57%)
 Ascential Software /1/                                  7,893                134,181
 Hyperion Solutions /1/                                  3,900                149,682
 Micromuse /1/                                          14,653                 98,322
 Mobius Management Systems /1/                          15,391                 98,656
                                                                              480,841
ENTERTAINMENT SOFTWARE (0.08%)
 Take-Two Interactive Software /1/                       2,465                 71,214
ENVIRONMENTAL CONSULTING & ENGINEERING (0.17%)
 Tetra Tech /1/                                          8,529                141,667
FILTRATION & SEPARATION PRODUCTS (0.46%)
 CLARCOR                                                 8,875                390,677
FINANCE-CONSUMER LOANS (0.43%)
 Portfolio Recovery Associates /1/                       9,979                266,539
 World Acceptance /1/                                    6,630                101,439
                                                                              367,978
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (0.10%)
                                                                          $
 Raymond James Financial                                 3,553                 89,251
FINANCE-MORTGAGE LOAN/BANKER (1.63%)
 American Home Mortgage Investment                      14,688                348,546
 Doral Financial                                        17,309                567,562
 New Century Financial                                  11,131                472,289
                                                                            1,388,397
FOOD-MISCELLANEOUS/DIVERSIFIED (0.20%)
 Corn Products International                             3,931                167,067
FOOTWEAR & RELATED APPAREL (0.20%)
 Wolverine World Wide                                    6,219                167,167
GARDEN PRODUCTS (0.24%)
 Toro                                                    3,532                205,386
GAS-DISTRIBUTION (2.08%)
 AGL Resources                                           8,200                234,520
 Energen                                                16,588                685,914
 New Jersey Resources                                    3,071                117,036
 ONEOK                                                  15,514                325,018
 Southern Union /1/                                     11,317                222,492
 UGI /2/                                                 5,701                179,582
                                                                            1,764,562
HOTELS & MOTELS (0.33%)
 Choice Hotels International                             3,370                151,313
 LaSalle Hotel Properties                                6,053                133,166
                                                                              284,479
HUMAN RESOURCES (0.26%)
 Korn/Ferry International /1/                           14,649                219,442
INDUSTRIAL AUTOMATION & ROBOTS (0.14%)
 Cognex                                                  3,629                115,330
INDUSTRIAL GASES (0.23%)
 Airgas                                                  8,672                192,085
INSTRUMENTS-CONTROLS (0.23%)
 Thermo Electron /1/                                     6,584                192,253
INSTRUMENTS-SCIENTIFIC (0.20%)
 Dionex /1/                                              3,349                170,899
INTERNET BROKERS (0.30%)
 E*trade Group /1/                                      22,747                258,406
INTERNET FINANCIAL SERVICES (0.14%)
 IndyMac Bancorp                                         3,752                120,664
INTERNET SECURITY (0.27%)
 RSA Security /1/                                       14,414                230,912
INTIMATE APPAREL (0.12%)
 Warnaco Group /1/                                       5,490                105,024
LIFE & HEALTH INSURANCE (0.57%)
 Stancorp Financial Group                                5,558                343,873
 Universal American Financial /1/                       12,596                138,556
                                                                              482,429
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.21%)
                                                                          $
 Joy Global                                              6,706                176,032
MACHINERY-GENERAL INDUSTRY (0.30%)
 Albany International                                    1,587                 48,404
 Gardner Denver /1/                                      8,002                209,812
                                                                              258,216
MEDICAL INSTRUMENTS (0.48%)
 ArthroCare /1/                                          9,201                216,315
 dj Orthopedics /1/                                      4,198                 96,680
 Techne /1/                                              2,510                 97,790
                                                                              410,785
MEDICAL LASER SYSTEMS (0.46%)
 Candela /1/                                            37,076                392,635
MEDICAL PRODUCTS (0.89%)
 Cooper                                                  3,268                176,472
 Henry Schein /1/                                        5,427                382,441
 INAMED /1/                                              3,292                193,701
                                                                              752,614
MEDICAL-BIOMEDICAL/GENE (1.36%)
 Celera Genomics Group /1/                              45,534                536,846
 Enzo Biochem /1/                                       10,148                147,653
 Human Genome Sciences /1/                              22,058                269,108
 Lexicon Genetics /1/                                   28,349                200,144
                                                                            1,153,751
MEDICAL-DRUGS (2.75%)
 aaiPharma /1/                                           6,360                 40,450
 Adolor /1/                                              8,112                130,360
 Bradley Pharmaceuticals /1/                            17,820                467,240
 Endo Pharmaceuticals Holdings /1/                      21,205                506,163
 First Horizon Pharmaceutical /1/                       23,710                367,742
 Hi-Tech Pharmacal /1/                                   7,541                156,476
 Ligand Pharmaceuticals /1/                             31,231                668,656
                                                                            2,337,087
MEDICAL-HMO (0.87%)
 AMERIGROUP /1/                                          2,938                121,956
 Coventry Health Care /1/                                5,765                241,208
 WellChoice /1/                                          8,834                374,562
                                                                              737,726
MEDICAL-HOSPITALS (0.42%)
 United Surgical Partners International /1/              5,542                200,731
 VCA Antech /1/                                          3,727                152,397
                                                                              353,128
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.30%)
 Apria Healthcare Group /1/ /2/                          8,780                253,215
METAL PROCESSORS & FABRICATION (0.37%)
 Quanex                                                  7,674                313,099
METAL-ALUMINUM (0.24%)
 Century Aluminum /1/                                   10,099                199,960
METAL-COPPER (0.40%)
 Southern Peru Copper                                   11,722                340,290
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (4.91%)
                                                                          $
 Capital Automotive                                     13,101                368,531
 CBL & Associates Properties                            10,287                516,922
 Chelsea Property Group                                 10,268                523,668
 Entertainment Properties Trust                         11,534                385,928
 Federal Realty Investment Trust                         6,788                251,699
 Health Care                                             6,813                217,607
 Macerich                                               10,801                452,238
 Newcastle Investment                                   20,175                539,076
 PS Business Parks                                       3,960                150,282
 SL Green Realty                                         7,346                299,717
 Thornburg Mortgage                                     11,030                285,456
 Ventas                                                  8,310                183,568
                                                                            4,174,692
MISCELLANEOUS MANUFACTURERS (0.14%)
 Applied Films /1/                                       5,027                119,643
MULTIMEDIA (0.92%)
 Gemstar-TV Guide International /1/                     72,201                403,603
 Journal Communications                                  6,310                111,435
 Media General                                           3,650                262,362
                                                                              777,400
NETWORKING PRODUCTS (0.30%)
 Emulex /1/                                             10,446                174,135
 Foundry Networks /1/                                    6,896                 77,925
                                                                              252,060
OFFICE AUTOMATION & EQUIPMENT (0.40%)
 Imagistics International /1/                            8,346                337,929
OFFICE FURNISHINGS-ORIGINAL (0.52%)
 HON Industries                                         11,917                441,048
OFFICE SUPPLIES & FORMS (0.33%)
 John H. Harland                                         9,106                280,556
OIL COMPANY-EXPLORATION & PRODUCTION (3.57%)
 Denbury Resources /1/                                   5,758                105,141
 Houston Exploration /1/                                 5,204                232,827
 KCS Energy /1/                                         29,868                359,013
 Meridian Resource /1/                                  35,375                231,352
 Noble Energy                                           11,028                508,391
 Nuevo Energy /1/                                       18,509                638,560
 Pogo Producing                                          6,678                329,359
 Unit /1/                                               13,239                374,002
 Vintage Petroleum                                      16,865                254,156
                                                                            3,032,801
OIL FIELD MACHINERY & EQUIPMENT (0.74%)
 FMC Technologies /1/                                    8,252                224,867
 Universal Compression Holdings /1/                     13,700                407,712
                                                                              632,579
OPTICAL SUPPLIES (1.20%)
 Advanced Medical Optics /1/                             8,802                277,615
 Bausch & Lomb                                          11,782                740,263
                                                                            1,017,878
PAPER & RELATED PRODUCTS (0.17%)
 Boise Cascade                                           4,396                148,277
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHYSICIAN PRACTICE MANAGEMENT (0.25%)
                                                                          $
 US Oncology /1/                                        14,138                210,656
PIPELINES (0.68%)
 Equitable Resources                                         7                    329
 Questar                                                16,187                574,153
                                                                              574,482
PRINTING-COMMERCIAL (0.66%)
 Banta                                                   9,033                401,788
 Consolidated Graphics /1/                               4,304                160,625
                                                                              562,413
PRIVATE CORRECTIONS (0.43%)
 Corrections Corp. of America /1/                        9,982                363,744
PROPERTY & CASUALTY INSURANCE (3.13%)
 Arch Capital Group /1/                                  8,457                339,802
 Fidelity National Financial                             9,243                338,294
 First American                                          7,545                204,620
 Infinity Property & Casualty                           16,244                505,188
 Navigators Group /1/                                    8,641                225,098
 Selective Insurance Group                               5,288                189,099
 Stewart Information Services                            5,967                211,829
 W.R. Berkley                                           15,941                645,611
                                                                            2,659,541
RACETRACKS (0.24%)
 Penn National Gaming /1/                                6,986                206,017
RENTAL-AUTO & EQUIPMENT (0.30%)
 Rent-A-Center /1/                                       8,819                258,132
RESPIRATORY PRODUCTS (0.14%)
 Respironics /1/                                         2,326                121,906
RETAIL-APPAREL & SHOE (2.33%)
 Aeropostale /1/                                         8,229                180,956
 bebe Stores /1/                                         4,406                140,551
 Burlington Coat Factory Warehouse                       5,325                100,962
 Claire's Stores /2/                                    28,647                583,826
 Foot Locker                                            23,691                568,584
 Genesco /1/                                             4,548                101,193
 Kenneth Cole Productions                                8,734                302,109
                                                                            1,978,181
RETAIL-AUTO PARTS (0.27%)
 CSK Auto /1/                                           12,509                230,916
RETAIL-BOOKSTORE (1.35%)
 Barnes & Noble /1/                                     21,534                643,220
 Borders Group                                          20,905                501,093
                                                                            1,144,313
RETAIL-HAIR SALONS (0.70%)
 Regis                                                  13,607                590,816
RETAIL-JEWELRY (0.20%)
 Zale /1/                                                3,037                169,829
RETAIL-MUSIC STORE (0.21%)
 Guitar Center /1/                                       4,290                178,121
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.72%)
                                                                          $
 Dillards                                               36,474                613,857
RETAIL-RESTAURANTS (0.74%)
 CBRL Group                                             12,269                460,701
 Ruby Tuesday                                            5,575                166,804
                                                                              627,505
RETAIL-SPORTING GOODS (0.73%)
 Sports Authority /1/                                   16,065                615,932
RETAIL-VIDEO RENTAL (0.41%)
 Movie Gallery                                          18,134                352,162
RUBBER-TIRES (0.22%)
 Bandag                                                  4,334                188,746
SAVINGS & LOANS-THRIFTS (0.89%)
 FirstFed Financial /1/                                  3,947                159,538
 Independence Community Bank                             6,017                219,199
 PFF Bancorp                                             6,254                234,212
 Sterling Financial /1/                                  4,254                140,425
                                                                              753,374
SCHOOLS (0.36%)
 Strayer Education                                       2,434                304,177
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.64%)
 Exar /1/                                                6,700                102,242
 Micrel /1/                                             16,701                204,086
 Vitesse Semiconductor /1/                              55,724                238,499
                                                                              544,827
SEMICONDUCTOR EQUIPMENT (1.09%)
 Brooks Automation /1/                                   3,828                 63,698
 Mykrolis /1/                                            6,807                 99,042
 Ultratech /1/                                          16,690                268,876
 Varian Semiconductor Equipment  Associates
  /1/                                                   12,815                417,256
 Veeco Instruments /1/                                   3,436                 78,169
                                                                              927,041
STEEL PRODUCERS (0.42%)
 Schnitzer Steel Industries                             13,478                354,067
STEEL-SPECIALTY (0.08%)
 Gibraltar Steel                                         2,931                 72,103
TELECOMMUNICATION EQUIPMENT (1.59%)
 Adtran                                                 10,559                258,801
 Comtech Telecommunications /1/                          4,297                 69,525
 Ditech Communications /1/                              25,610                368,272
 Plantronics /1/                                         8,126                308,382
 Tekelec /1/                                             8,346                139,128
 Westell Technologies /1/                               28,310                207,172
                                                                            1,351,280
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.39%)
 C-COR.net /1/                                          29,992                272,327
 Sycamore Networks /1/                                  16,067                 59,448
                                                                              331,775
TELECOMMUNICATION SERVICES (0.83%)
 Aspect Communications /1/                              30,611                362,128
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (CONTINUED)
                                                                          $
 MasTec /1/                                             47,078                345,082
                                                                              707,210
THERAPEUTICS (0.46%)
 Corixa /1/                                             17,364                101,579
 Onyx Pharmaceuticals /1/                                3,334                164,433
 Tanox /1/                                               7,172                122,283
                                                                              388,295
TOBACCO (0.76%)
 Universal                                              12,897                647,945
TOYS (0.32%)
 Hasbro                                                 14,312                270,354
TRANSACTIONAL SOFTWARE (0.50%)
 Transaction Systems Architects /1/                     19,821                420,800
TRANSPORT-SERVICES (0.15%)
 Offshore Logistics /1/                                  5,668                124,413
TRANSPORT-TRUCK (0.62%)
 Heartland Express                                       5,309                130,336
 J.B. Hunt Transport Services /1/                        5,234                165,708
 Yellow Roadway /1/                                      6,739                229,463
                                                                              525,507
TRUCKING & LEASING (0.28%)
 Ryder System /2/                                        6,461                237,700
VITAMINS & NUTRITION PRODUCTS (0.28%)
 USANA Health Sciences /1/                               8,731                235,300
WEB PORTALS (0.51%)
 United Online /1/                                      26,331                437,095
WIRELESS EQUIPMENT (0.42%)
 SBA Communications /1/                                 46,225                184,900
 SpectraLink                                            13,470                169,722
                                                                              354,622
                                          TOTAL COMMON STOCKS              78,353,381










                                                     Principal
                                                      Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (7.56%)
FINANCE-MORTGAGE LOAN/BANKER (7.56%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                     $                    $
  0.90%; 05/03/04                                    6,425,841              6,425,519
                                       TOTAL COMMERCIAL PAPER               6,425,519
                                                                          -----------

                         TOTAL PORTFOLIO INVESTMENTS (99.81%)              84,778,900
CASH AND RECEIVABLES, NET OF LIABILITIES (0.19%)                              161,126
                                   TOTAL NET ASSETS (100.00%)             $84,940,026
                                                                          -------------

                                                           Unrealized
    Contract                    Opening       Current     Gain (Loss)
      Type        Commitment  Market Value  Market Value
----------------------------------------------------------------------
FUTURES CONTRACTS
17 Russell 2000     Buy        $4,916,750    $4,758,725    $(158,025)
June, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP GROWTH FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (93.81%)
AEROSPACE & DEFENSE EQUIPMENT (0.83%)
                                                                          $
 Orbital Sciences /1/                                   17,000                218,960
APPAREL MANUFACTURERS (0.61%)
 Kellwood                                                4,050                159,772
APPLICATIONS SOFTWARE (1.00%)
 Progress Software /1/                                   5,070                103,935
 Quest Software /1/                                     14,180                159,525
                                                                              263,460
AUDIO & VIDEO PRODUCTS (0.50%)
 Polycom /1/                                             6,930                132,224
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.55%)
 Oshkosh Truck                                           2,820                144,384
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.43%)
 ElkCorp                                                 4,050                112,266
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.36%)
 Dycom Industries /1/                                    4,050                 95,499
CASINO SERVICES (0.37%)
 Scientific Games /1/                                    5,469                 98,661
CELLULAR TELECOMMUNICATIONS (0.54%)
 NII Holdings /1/                                        4,050                141,750
CHEMICALS-SPECIALTY (1.47%)
 Ferro                                                   4,400                113,916
 MacDermid                                               5,575                180,518
 Minerals Technologies                                   1,580                 92,667
                                                                              387,101
CIRCUIT BOARDS (1.14%)
 Benchmark Electronics /1/                               6,080                164,342
 TTM Technologies /1/                                   12,160                135,098
                                                                              299,440
COMMERCIAL BANKS (4.91%)
 Bancorp Bank /1/                                        7,393                139,654
 City Holding                                            5,474                167,504
 City National                                           1,760                108,504
 First Bancorp.                                          4,050                149,283
 First Midwest Bancorp                                   6,080                205,200
 Glacier Bancorp                                         4,050                124,133
 Hudson United Bancorp                                   4,868                173,934
 R&G Financial                                           7,292                225,687
                                                                            1,293,899
COMMERCIAL SERVICES (0.30%)
 Wireless Facilities /1/                                 8,110                 77,775
COMMUNICATIONS SOFTWARE (0.53%)
 Avid Technology /1/                                     2,910                139,593
COMPUTER SERVICES (0.86%)
 CACI International /1/                                  2,030                 92,365
 Perot Systems /1/                                      10,130                134,932
                                                                              227,297
COMPUTERS-INTEGRATED SYSTEMS (0.34%)
 Micros Systems /1/                                      2,030                 89,056
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (0.39%)
                                                                          $
 Silicon Storage Technology /1/                          7,660                101,495
COMPUTERS-PERIPHERAL EQUIPMENT (0.68%)
 Electronics for Imaging /1/                             7,090                179,944
CONSULTING SERVICES (0.37%)
 Charles River Associates /1/                            3,040                 98,101
CONSUMER PRODUCTS-MISCELLANEOUS (0.52%)
 Yankee Candle /1/                                       5,070                137,296
CONTAINERS-PAPER & PLASTIC (0.42%)
 Packaging Corp. of America                              5,060                111,219
DATA PROCESSING & MANAGEMENT (0.85%)
 Global Payments                                         4,656                223,395
DENTAL SUPPLIES & EQUIPMENT (0.93%)
 Align Technology /1/                                    8,110                140,465
 Sybron Dental Specialties /1/                           3,545                103,691
                                                                              244,156
DIAGNOSTIC EQUIPMENT (1.11%)
 Cytyc /1/                                               6,340                135,676
 Gen-Probe /1/                                           4,670                155,698
                                                                              291,374
DIAGNOSTIC KITS (1.51%)
 Dade Behring Holdings /1/                               3,040                139,840
 IDEXX Laboratories /1/                                  2,920                178,879
 Meridian Bioscience                                     7,090                 77,990
                                                                              396,709
DIALYSIS CENTERS (0.63%)
 DaVita /1/                                              3,230                165,053
DIRECT MARKETING (0.30%)
 ADVO                                                    2,535                 79,599
DISTRIBUTION-WHOLESALE (1.47%)
 Aviall /1/                                             11,813                195,505
 Ingram Micro /1/                                        5,070                 60,587
 United Stationers /1/                                   3,443                130,834
                                                                              386,926
DIVERSIFIED MANUFACTURING OPERATIONS (1.11%)
 Acuity Brands                                           5,580                136,543
 Griffon /1/                                             7,090                155,625
                                                                              292,168
E-MARKETING-INFORMATION (1.61%)
 Digital River /1/                                       8,110                208,833
 Digitas /1/                                            21,785                215,889
                                                                              424,722
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.48%)
 DSP Group /1/                                           5,070                125,635
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.88%)
 Integrated Silicon Solution /1/                        10,130                139,085
 Microsemi /1/                                          10,130                110,113
 OmniVision Technologies /1/                             5,310                118,424
 Semtech /1/                                             6,080                127,801
                                                                              495,423
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (0.56%)
                                                                          $
 Trimble Navigation /1/                                  5,920                148,296
ELECTRONIC PARTS DISTRIBUTION (0.84%)
 Arrow Electronics /1/                                   8,740                220,947
ELECTRONICS-MILITARY (0.75%)
 Engineered Support Systems                              4,050                196,951
ENERGY-ALTERNATE SOURCES (0.35%)
 Headwaters /1/                                          4,040                 92,880
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.40%)
 URS /1/                                                 4,050                104,611
ENGINES-INTERNAL COMBUSTION (0.81%)
 Briggs & Stratton                                       3,040                212,800
ENTERPRISE SOFTWARE & SERVICE (1.23%)
 Ascential Software /1/                                  4,757                 80,869
 Informatica /1/                                        18,240                132,057
 Manugistics Group /1/                                  20,260                109,607
                                                                              322,533
ENTERTAINMENT SOFTWARE (0.58%)
 Activision /1/                                         10,130                152,558
ENVIRONMENTAL CONSULTING & ENGINEERING (0.48%)
 Tetra Tech /1/                                          7,595                126,153
FILTRATION & SEPARATION PRODUCTS (0.68%)
 CLARCOR                                                 4,050                178,281
FINANCE-AUTO LOANS (0.51%)
 WFS Financial /1/                                       3,040                135,402
FINANCE-CONSUMER LOANS (0.67%)
 First Marblehead /1/                                    5,979                177,337
FINANCE-MORTGAGE LOAN/BANKER (0.41%)
 American Home Mortgage Investment                       4,555                108,090
FINANCE-OTHER SERVICES (0.39%)
 Asset Acceptance Capital /1/                            5,488                103,065
FOOTWEAR & RELATED APPAREL (0.52%)
 Wolverine World Wide                                    5,070                136,282
GARDEN PRODUCTS (0.67%)
 Toro                                                    3,040                176,776
HOTELS & MOTELS (0.69%)
 Choice Hotels International                             4,060                182,294
HUMAN RESOURCES (0.70%)
 Gevity HR                                               3,616                 79,660
 Labor Ready /1/                                         8,350                105,544
                                                                              185,204
INDUSTRIAL AUTOMATION & ROBOTS (0.49%)
 Cognex                                                  4,065                129,186
INSTRUMENTS-SCIENTIFIC (0.75%)
 Dionex /1/                                              3,848                196,363
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET APPLICATION SOFTWARE (1.19%)
                                                                          $
 eResearch Technology /1/                                6,320                198,953
 WebEx Communications /1/                                5,070                113,771
                                                                              312,724
INTERNET CONTENT-INFORMATION & NEWS (0.37%)
 Ask Jeeves /1/                                          2,720                 96,478
INTERNET FINANCIAL SERVICES (0.54%)
 IndyMac Bancorp                                         4,454                143,241
INTERNET INFRASTRUCTURE SOFTWARE (1.05%)
 F5 Networks /1/                                         4,050                102,870
 TIBCO Software /1/                                     23,199                173,992
                                                                              276,862
INTERNET SECURITY (0.97%)
 RSA Security /1/                                        8,658                138,701
 Secure Computing /1/                                   12,210                116,728
                                                                              255,429
LEISURE & RECREATION PRODUCTS (0.34%)
 Multimedia Games /1/                                    4,050                 90,234
MACHINERY-CONSTRUCTION & MINING (0.30%)
 Joy Global                                              3,040                 79,800
MACHINERY-GENERAL INDUSTRY (0.40%)
 Nordson                                                 3,040                105,062
MACHINERY-PUMPS (0.30%)
 Thomas Industries                                       2,333                 78,739
MEDICAL INSTRUMENTS (1.85%)
 dj Orthopedics /1/                                      5,979                137,696
 Kensey Nash /1/                                         5,660                183,384
 Techne /1/                                              4,252                165,658
                                                                              486,738
MEDICAL LABORATORY & TESTING SERVICE (0.55%)
 Inveresk Research Group /1/                             5,090                144,251
MEDICAL LASER SYSTEMS (0.49%)
 Candela /1/                                            12,160                128,774
MEDICAL PRODUCTS (2.50%)
 Alaris Medical Systems /1/                              6,080                118,074
 Cooper                                                  4,151                224,154
 Haemonetics /1/                                         6,080                171,638
 INAMED /1/                                              2,434                143,217
                                                                              657,083
MEDICAL-BIOMEDICAL/GENE (1.01%)
 Affymetrix /1/                                          4,050                123,768
 Lexicon Genetics /1/                                   20,260                143,036
                                                                              266,804
MEDICAL-DRUGS (1.11%)
 Bradley Pharmaceuticals /1/                             3,040                 79,709
 Cephalon /1/                                            3,747                213,242
                                                                              292,951
MEDICAL-HMO (0.58%)
 AMERIGROUP /1/                                          2,535                105,228
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                          $
 Sierra Health Services /1/                              1,313                 48,778
                                                                              154,006
MEDICAL-HOSPITALS (1.57%)
 Province Healthcare /1/                                10,130                161,979
 Symbion /1/                                             6,383                104,043
 United Surgical Partners International /1/              4,050                146,691
                                                                              412,713
MEDICAL-NURSING HOMES (0.48%)
 Beverly Enterprises /1/                                21,280                126,616
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.80%)
 Select Medical                                         11,150                211,292
METAL PROCESSORS & FABRICATION (0.31%)
 Quanex                                                  2,030                 82,824
MISCELLANEOUS MANUFACTURERS (0.46%)
 Applied Films /1/                                       5,070                120,666
MOTION PICTURES & SERVICES (0.62%)
 Macrovision /1/                                         9,625                162,085
OFFICE AUTOMATION & EQUIPMENT (0.52%)
 Global Imaging Systems /1/                              3,930                136,057
OFFICE FURNISHINGS-ORIGINAL (0.29%)
 HON Industries                                          2,030                 75,130
OFFICE SUPPLIES & FORMS (0.42%)
 John H. Harland                                         3,610                111,224
OIL & GAS (0.49%)
 Spinnaker Exploration /1/                               3,620                129,125
OIL COMPANY-EXPLORATION & PRODUCTION (3.83%)
 Comstock Resources /1/                                  9,267                188,584
 Evergreen Resources /1/                                 2,434                 97,676
 Houston Exploration /1/                                 2,210                 98,875
 KCS Energy /1/                                         11,150                134,023
 Magnum Hunter Resources /1/                            10,010                102,803
 Patina Oil & Gas                                        5,070                140,946
 Swift Energy /1/                                        6,470                140,334
 Unit /1/                                                3,700                104,525
                                                                            1,007,766
OIL FIELD MACHINERY & EQUIPMENT (0.96%)
 Carbo Ceramics                                          2,030                131,301
 Universal Compression Holdings /1/                      4,120                122,611
                                                                              253,912
OIL-FIELD SERVICES (0.83%)
 Matrix Service /1/                                      7,090                 73,594
 Tetra Technologies /1/                                  6,080                145,373
                                                                              218,967
PAPER & RELATED PRODUCTS (0.65%)
 Boise Cascade                                           5,070                171,011
PHARMACY SERVICES (0.45%)
 Accredo Health /1/                                      3,040                117,496
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHYSICIAN PRACTICE MANAGEMENT (1.42%)
                                                                          $
 American Healthways /1/                                 8,110                196,505
 Pediatrix Medical Group /1/                             2,497                178,536
                                                                              375,041
PIPELINES (0.63%)
 Western Gas Resources                                   3,040                165,528
PROPERTY & CASUALTY INSURANCE (1.60%)
 Arch Capital Group /1/                                  4,050                162,729
 Bristol West Holdings /1/                               3,747                 76,813
 Direct General                                          2,030                 72,573
 Stewart Information Services                            3,040                107,920
                                                                              420,035
RACETRACKS (0.79%)
 Penn National Gaming /1/                                7,090                209,084
RADIO (0.57%)
 Cumulus Media /1/                                       7,090                149,032
RECREATIONAL VEHICLES (0.92%)
 Polaris Industries                                      3,040                130,416
 Thor Industries                                         4,050                112,833
                                                                              243,249
RESPIRATORY PRODUCTS (0.54%)
 Respironics /1/                                         2,710                142,031
RETAIL-APPAREL & SHOE (2.25%)
 Aeropostale /1/                                         6,984                153,578
 AnnTaylor Stores /1/                                    4,050                164,147
 Jos. A. Bank Clothiers /1/                              3,930                123,638
 Pacific Sunwear of California /1/                       7,090                152,222
                                                                              593,585
RETAIL-AUTO PARTS (1.27%)
 Advance Auto Parts /1/                                  3,848                166,041
 CSK Auto /1/                                            9,120                168,355
                                                                              334,396
RETAIL-COMPUTER EQUIPMENT (0.58%)
 Insight Enterprises /1/                                 9,120                152,669
RETAIL-DISCOUNT (0.57%)
 Tuesday Morning /1/                                     5,070                149,514
RETAIL-GARDENING PRODUCTS (0.51%)
 Tractor Supply /1/                                      3,444                134,523
RETAIL-HAIR SALONS (0.38%)
 Regis                                                   2,290                 99,432
RETAIL-MAIL ORDER (0.47%)
 Sharper Image /1/                                       4,050                123,768
RETAIL-MUSIC STORE (0.64%)
 Guitar Center /1/                                       4,050                168,156
RETAIL-RESTAURANTS (0.27%)
 Buffalo Wild Wings /1/                                  2,140                 71,005
RETAIL-SPORTING GOODS (1.01%)
 Gander Mountain                                         2,020                 45,349
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-SPORTING GOODS (CONTINUED)
                                                                          $
 Sports Authority /1/                                    5,777                221,490
                                                                              266,839
RETAIL-VIDEO RENTAL (0.52%)
 Movie Gallery                                           7,090                137,688
SAVINGS & LOANS-THRIFTS (0.42%)
 Independence Community Bank                             3,040                110,747
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.09%)
 Micrel /1/                                              7,090                 86,640
 Standard Microsystems /1/                               5,171                123,277
 Vitesse Semiconductor /1/                              18,240                 78,067
                                                                              287,984
SEMICONDUCTOR EQUIPMENT (1.47%)
 MKS Instruments /1/                                     5,070                 97,445
 Mykrolis /1/                                           13,170                191,624
 Varian Semiconductor Equipment  Associates
  /1/                                                    3,040                 98,982
                                                                              388,051
STEEL PIPE & TUBE (0.61%)
 Maverick Tube /1/                                       7,090                160,447
STEEL PRODUCERS (0.30%)
 Schnitzer Steel Industries                              3,045                 79,992
TELECOMMUNICATION EQUIPMENT (1.32%)
 Andrew /1/                                              6,080                103,056
 Arris Group /1/                                        18,240                109,075
 Tekelec /1/                                             8,110                135,194
                                                                              347,325
TELECOMMUNICATION SERVICES (0.20%)
 iNet Technologies /1/                                   5,281                 52,018
TELEVISION (0.67%)
 Sinclair Broadcast Group /1/                           14,180                175,265
THERAPEUTICS (2.80%)
 Eyetech Pharmaceuticals /1/                             4,969                177,641
 MGI Pharma /1/                                          1,840                113,749
 Neurocrine Biosciences /1/                              2,030                133,229
 Onyx Pharmaceuticals /1/                                3,200                157,824
 Tanox /1/                                               9,120                155,496
                                                                              737,939
TRANSPORT-SERVICES (0.39%)
 Central Freight Lines /1/                               7,898                101,884
TRANSPORT-TRUCK (0.46%)
 Werner Enterprises                                      6,080                121,539
VITAMINS & NUTRITION PRODUCTS (0.42%)
 NBTY /1/                                                2,970                110,365
WEB PORTALS (1.01%)
 United Online /1/                                      15,990                265,434
                                          TOTAL COMMON STOCKS              24,700,986

                                                     Principal
                                                      Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.01%)
FINANCE-MORTGAGE LOAN/BANKER (6.01%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                     $                    $
  0.90%; 05/03/04                                    1,581,650              1,581,572
                                       TOTAL COMMERCIAL PAPER               1,581,572
                                                                          -----------

                         TOTAL PORTFOLIO INVESTMENTS (99.82%)              26,282,558
CASH AND RECEIVABLES, NET OF LIABILITIES (0.18%)                               47,876
                                   TOTAL NET ASSETS (100.00%)             $26,330,434
                                                                          -------------


/1/ Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (99.59%)
AEROSPACE & DEFENSE (0.36%)
                                                                          $
 Esterline Technologies /1/                              4,497                 111,301
 Gencorp                                                 9,444                 100,201
 Teledyne Technologies /1/                               6,928                 131,493
                                                                               342,995
AEROSPACE & DEFENSE EQUIPMENT (1.03%)
 AAR /1/                                                 6,842                  69,446
 Armor Holdings /1/                                      6,016                 198,769
 Curtiss-Wright                                          4,422                 208,276
 DRS Technologies /1/                                    5,755                 162,579
 Kaman                                                   4,828                  60,012
 Moog /1/                                                5,550                 183,150
 Triumph Group /1/                                       3,386                 108,860
                                                                               991,092
AGRICULTURAL OPERATIONS (0.21%)
 Delta & Pine Land                                       8,130                 197,234
AIRLINES (0.42%)
 Atlantic Coast Airlines Holdings /1/                    9,679                  63,397
 Frontier Airlines /1/                                   7,586                  68,881
 Mesa Air Group /1/                                      6,778                  47,921
 Skywest                                                12,351                 224,788
                                                                               404,987
APPAREL MANUFACTURERS (1.12%)
 Ashworth /1/                                            2,841                  24,148
 Gymboree /1/                                            6,387                 112,731
 Haggar                                                  1,446                  28,399
 Kellwood                                                5,706                 225,102
 Oshkosh B'gosh                                          2,530                  58,494
 Oxford Industries                                       3,456                 134,715
 Phillips-Van Heusen                                     6,511                 117,654
 Quiksilver /1/                                         11,888                 257,137
 Russell                                                 6,935                 115,329
                                                                             1,073,709
APPLIANCES (0.12%)
 Applica /1/                                             5,051                  56,672
 Fedders                                                 6,494                  35,132
 Salton /1/                                              2,395                  21,675
                                                                               113,479
APPLICATIONS SOFTWARE (0.83%)
 Barra                                                   4,023                 164,339
 EPIQ Systems /1/                                        3,795                  54,079
 Mapinfo /1/                                             4,152                  45,880
 MRO Software /1/                                        5,292                  70,542
 Pinnacle Systems /1/                                   14,503                 114,139
 Progress Software /1/                                   7,524                 154,242
 Roxio /1/                                               7,160                  27,924
 Serena Software /1/                                     9,484                 168,531
                                                                               799,676
ATHLETIC EQUIPMENT (0.12%)
 Nautilus Group                                          6,961                 111,933
ATHLETIC FOOTWEAR (0.15%)
 K-Swiss                                                 7,569                 147,671
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUDIO & VIDEO PRODUCTS (0.00%)
                                                                          $
 Vialta /1/                                                 11                       4
AUTO REPAIR CENTERS (0.06%)
 Midas /1/                                               3,249                  59,327
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.40%)
 Oshkosh Truck                                           7,484                 383,181
AUTO-TRUCK TRAILERS (0.19%)
 Wabash National /1/                                     7,108                 180,614
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.06%)
 Tower Automotive /1/                                   12,021                  61,547
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.06%)
 Standard Motor Products                                 4,212                  61,495
BANKS (0.14%)
 Boston Private Financial Holdings                       5,663                 131,948
BATTERIES & BATTERY SYSTEMS (0.16%)
 Wilson Greatbatch Technologies /1/                      4,522                 156,009
BICYCLE MANUFACTURING (0.01%)
 Huffy /1/                                               3,451                   7,661
BROADCASTING SERVICES & PROGRAMMING (0.07%)
 4 Kids Entertainment /1/                                2,865                  62,600
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.40%)
 ElkCorp                                                 4,192                 116,202
 Simpson Manufacturing                                   5,181                 270,241
                                                                               386,443
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.10%)
 Insituform Technologies /1/                             5,648                  91,723
BUILDING PRODUCTS-AIR & HEATING (0.22%)
 Lennox International                                   12,558                 209,844
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.54%)
 Florida Rock Industries                                 9,203                 366,187
 Texas Industries                                        4,505                 151,864
                                                                               518,051
BUILDING PRODUCTS-DOORS & WINDOWS (0.07%)
 Apogee Enterprises                                      5,877                  65,470
BUILDING PRODUCTS-WOOD (0.11%)
 Universal Forest Products                               3,798                 102,888
BUILDING-MAINTENANCE & SERVICE (0.20%)
 ABM Industries                                         10,361                 191,264
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.81%)
 Champion Enterprises /1/                               14,861                 161,836
 Coachmen Industries                                     3,316                  52,824
 Fleetwood Enterprises /1/                               8,260                 119,770
 Monaco Coach                                            6,211                 161,921
 Skyline                                                 1,791                  76,547
 Winnebago Industries                                    7,234                 208,556
                                                                               781,454
BUILDING-RESIDENTIAL & COMMERCIAL (1.67%)
 MDC Holdings                                            6,940                 428,822
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                          $
 Meritage /1/                                            2,801                 190,048
 NVR /1/                                                 1,391                 627,341
 Standard-Pacific                                        7,009                 353,534
                                                                             1,599,745
BUSINESS TO BUSINESS-E COMMERCE (0.02%)
 QRS /1/                                                 3,398                  17,772
CASINO HOTELS (0.20%)
 Aztar /1/                                               7,317                 189,510
CASINO SERVICES (0.18%)
 Shuffle Master /1/                                      5,278                 172,838
CELLULAR TELECOMMUNICATIONS (0.04%)
 Boston Communications Group /1/                         3,954                  42,545
CHEMICALS-DIVERSIFIED (0.23%)
 Georgia Gulf                                            6,995                 222,861
CHEMICALS-FIBERS (0.06%)
 Wellman                                                 6,808                  55,077
CHEMICALS-PLASTICS (0.27%)
 A. Schulman                                             6,423                 128,460
 PolyOne /1/                                            19,588                 133,982
                                                                               262,442
CHEMICALS-SPECIALTY (0.83%)
 Arch Chemicals                                          4,806                 140,383
 H.B. Fuller                                             6,084                 166,702
 MacDermid                                               6,465                 209,337
 OM Group /1/                                            6,054                 154,074
 OMNOVA Solutions /1/                                    8,543                  40,579
 Penford                                                 1,866                  30,472
 Quaker Chemical                                         2,045                  51,657
                                                                               793,204
CIRCUIT BOARDS (0.40%)
 Benchmark Electronics /1/                               8,683                 234,701
 Park Electrochemical                                    4,223                  99,536
 SBS Technologies /1/                                    3,231                  48,142
                                                                               382,379
COAL (0.39%)
 Massey Energy                                          16,086                 376,734
COLLECTIBLES (0.11%)
 Action Performance                                      3,912                  61,340
 Department 56 /1/                                       2,810                  45,157
                                                                               106,497
COMMERCIAL BANKS (5.66%)
 Chittenden                                              7,840                 238,493
 Community First Bankshares                              8,014                 257,891
 East-West Bancorp                                       5,186                 292,127
 First Bancorp.                                          8,543                 314,895
 First Midwest Bancorp                                   9,944                 335,610
 First Republic Bank                                     3,105                 118,300
 Fremont General                                        16,212                 349,369
 Gold Banc                                               8,422                 137,784
 Hudson United Bancorp                                   9,566                 341,793
 Irwin Financial                                         5,989                 141,640
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                          $
 Provident Bankshares                                    5,237                 147,526
 Republic Bancorp.                                      13,563                 176,455
 Riggs National                                          6,111                 110,548
 South Financial Group                                  12,596                 348,909
 Southwest Bancorp. of Texas                             7,320                 297,704
 Sterling Bancshares                                     9,480                 120,491
 Susquehanna Bancshares                                  8,503                 198,970
 Trustco Bank                                           15,896                 200,449
 UCBH Holdings                                           9,614                 355,910
 Umpqua Holdings                                         6,062                 114,875
 United Bankshares                                       9,389                 281,764
 Whitney Holding                                         8,623                 353,543
 Wintrust Financial                                      4,208                 199,838
                                                                             5,434,884
COMMERCIAL SERVICE-FINANCE (0.36%)
 Coinstar /1/                                            4,533                  78,194
 NCO Group /1/                                           6,667                 151,341
 PRG-Schultz International /1/                          13,149                  61,800
 Rewards Network /1/                                     5,160                  50,620
                                                                               341,955
COMMERCIAL SERVICES (0.84%)
 Arbitron /1/                                            6,585                 245,291
 Central Parking                                         7,738                 147,718
 CPI                                                     1,721                  26,400
 Insurance Auto Auctions /1/                             2,459                  38,680
 Memberworks /1/                                         2,207                  65,129
 Pre-Paid Legal Services /1/                             3,697                  92,425
 Sourcecorp /1/                                          3,436                  88,271
 StarTek                                                 3,051                  99,005
                                                                               802,919
COMMUNICATIONS SOFTWARE (0.55%)
 Avid Technology /1/                                     6,560                 314,683
 Captaris /1/                                            6,865                  37,964
 Digi International /1/                                  4,457                  43,322
 Inter-Tel                                               5,378                 128,749
                                                                               524,718
COMPUTER AIDED DESIGN (0.13%)
 ANSYS /1/                                               3,250                 120,412
COMPUTER DATA SECURITY (0.02%)
 SCM Microsystems /1/                                    3,261                  20,479
COMPUTER SERVICES (0.93%)
 CACI International /1/                                  6,217                 282,874
 Carreker /1/                                            5,097                  37,106
 CIBER /1/                                              12,851                 112,446
 FactSet Research Systems                                7,225                 287,266
 Manhattan Associates /1/                                6,395                 171,834
                                                                               891,526
COMPUTER SOFTWARE (0.03%)
 Phoenix Technologies /1/                                5,217                  29,633
COMPUTERS-INTEGRATED SYSTEMS (0.84%)
 Agilysys                                                6,857                  80,433
 Brooktrout /1/                                          2,658                  26,952
 Catapult Communications /1/                             2,758                  51,878
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                          $
 Kronos /1/                                              6,599                 240,732
 Mercury Computer Systems /1/                            4,522                 101,293
 Micros Systems /1/                                      3,922                 172,058
 NYFIX /1/                                               6,785                  33,925
 Radiant Systems /1/                                     5,496                  24,457
 RadiSys /1/                                             3,869                  72,234
                                                                               803,962
COMPUTERS-MEMORY DEVICES (0.14%)
 Hutchison Technology /1/                                5,558                 136,671
COMPUTERS-VOICE RECOGNITION (0.07%)
 Talx                                                    2,913                  67,669
CONSULTING SERVICES (0.36%)
 Maximus /1/                                             4,674                 163,590
 Watson Wyatt /1/                                        7,024                 184,239
                                                                               347,829
CONSUMER PRODUCTS-MISCELLANEOUS (0.51%)
 Fossil /1/                                             14,904                 364,999
 Russ Berrie                                             4,409                 125,789
                                                                               490,788
CRYSTAL & GIFTWARE (0.04%)
 Enesco Group /1/                                        2,966                  38,469
DATA PROCESSING & MANAGEMENT (0.80%)
 eFunds /1/                                             10,055                 161,483
 FileNet /1/                                             8,019                 220,202
 Global Payments                                         8,047                 386,095
                                                                               767,780
DECISION SUPPORT SOFTWARE (0.05%)
 SPSS /1/                                                3,712                  52,785
DENTAL SUPPLIES & EQUIPMENT (0.25%)
 Sybron Dental Specialties /1/                           8,202                 239,908
DIAGNOSTIC EQUIPMENT (0.11%)
 Immucor /1/                                             4,202                 103,579
DIAGNOSTIC KITS (0.88%)
 Biosite Diagnostics /1/                                 3,323                 131,657
 Diagnostic Products                                     6,155                 262,572
 IDEXX Laboratories /1/                                  7,409                 453,876
                                                                               848,105
DIALYSIS CENTERS (0.50%)
 Renal Care Group /1/                                    9,700                 479,956
DIRECT MARKETING (0.21%)
 ADVO                                                    6,443                 202,310
DISPOSABLE MEDICAL PRODUCTS (0.19%)
 ICU Medical /1/                                         2,915                  97,273
 Merit Medical Systems /1/                               5,497                  86,358
                                                                               183,631
DISTRIBUTION-WHOLESALE (1.64%)
 Advanced Marketing Services                             4,069                  40,405
 Bell Microproducts /1/                                  5,671                  36,975
 Building Material Holding                               2,844                  46,756
 Hughes Supply                                           6,388                 357,025
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                          $
 Owens & Minor                                           8,359                 203,124
 Scansource /1/                                          2,658                 146,801
 SCP Pool /1/                                            7,580                 304,792
 United Stationers /1/                                   7,210                 273,980
 Watsco                                                  5,562                 162,132
                                                                             1,571,990
DIVERSIFIED MANUFACTURING OPERATIONS (1.41%)
 A.O. Smith                                              6,253                 186,965
 Acuity Brands                                           8,957                 219,178
 Barnes Group                                            4,905                 133,661
 Griffon /1/                                             6,314                 138,592
 Lydall /1/                                              3,470                  33,867
 Myers Industries                                        6,437                  90,826
 Roper Industries                                        7,689                 373,301
 Standex International                                   2,610                  70,209
 Tredegar                                                8,167                 108,540
                                                                             1,355,139
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.19%)
 Roto-Rooter                                             2,110                 102,124
 Volt Information Sciences /1/                           3,250                  83,882
                                                                               186,006
DRUG DELIVERY SYSTEMS (0.10%)
 Noven Pharmaceuticals /1/                               4,809                  94,449
E-COMMERCE-SERVICES (0.06%)
 Pegasus Solutions /1/                                   5,341                  57,149
E-SERVICES-CONSULTING (0.15%)
 Websense /1/                                            4,777                 140,921
ELECTRIC PRODUCTS-MISCELLANEOUS (0.19%)
 Littelfuse /1/                                          4,710                 180,864
ELECTRIC-INTEGRATED (1.09%)
 Avista                                                 10,315                 174,323
 Central Vermont Public Service                          2,550                  51,383
 CH Energy Group                                         3,365                 155,800
 Cleco                                                  10,090                 181,115
 El Paso Electric /1/                                   10,282                 145,490
 Green Mountain Power                                    1,068                  27,309
 UIL Holdings                                            3,088                 139,485
 UniSource Energy                                        7,190                 175,652
                                                                             1,050,557
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.10%)
 Bel Fuse                                                2,379                  73,463
 CTS                                                     7,701                 100,498
 Cubic                                                   5,705                 134,638
 Daktronics /1/                                          4,015                  85,238
 DSP Group /1/                                           6,120                 151,654
 Methode Electronics                                     7,638                  86,615
 Planar Systems /1/                                      3,115                  37,972
 Rogers /1/                                              3,454                 206,204
 Technitrol /1/                                          8,599                 182,901
                                                                             1,059,183
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.82%)
 Actel /1/                                               5,414                 107,847
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                          $
 Alliance Semiconductor /1/                              7,510                  43,483
 ESS Technology /1/                                      8,298                  88,954
 Kopin /1/                                              14,958                  74,491
 Microsemi /1/                                          12,625                 137,234
 Skyworks Solutions /1/                                 31,829                 272,456
 Supertex /1/                                            2,741                  41,690
 Three-Five Systems /1/                                  4,552                  23,170
                                                                               789,325
ELECTRONIC MEASUREMENT INSTRUMENTS (0.94%)
 Analogic                                                2,886                 136,652
 Flir Systems /1/                                        7,073                 331,795
 Itron /1/                                               4,389                  93,837
 Keithley Instruments                                    3,406                  71,015
 Trimble Navigation /1/                                 10,585                 265,154
                                                                               898,453
ELECTRONIC SECURITY DEVICES (0.19%)
 InVision Technologies /1/                               3,612                 179,444
ELECTRONICS-MILITARY (0.38%)
 EDO                                                     4,214                  95,658
 Engineered Support Systems                              5,522                 268,535
                                                                               364,193
ENERGY-ALTERNATE SOURCES (0.17%)
 Headwaters /1/                                          7,089                 162,976
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.37%)
 EMCOR Group /1/                                         3,210                 131,289
 URS /1/                                                 8,778                 226,736
                                                                               358,025
ENGINES-INTERNAL COMBUSTION (0.35%)
 Briggs & Stratton                                       4,769                 333,830
ENTERPRISE SOFTWARE & SERVICE (0.64%)
 Concord Communications /1/                              3,837                  47,003
 Hyperion Solutions /1/                                  8,142                 312,490
 JDA Software Group /1/                                  6,190                  81,275
 ManTech International /1/                               6,843                 171,759
                                                                               612,527
ENTERTAINMENT SOFTWARE (0.57%)
 Midway Games /1/                                       14,360                 118,901
 Take-Two Interactive Software /1/                       9,518                 274,975
 THQ /1/                                                 8,126                 150,656
                                                                               544,532
ENVIRONMENTAL CONSULTING & ENGINEERING (0.20%)
 Tetra Tech /1/                                         11,666                 193,772
FILTRATION & SEPARATION PRODUCTS (0.41%)
 CLARCOR                                                 5,403                 237,840
 CUNO /1/                                                3,612                 159,145
                                                                               396,985
FINANCE-INVESTMENT BANKER & BROKER (0.41%)
 Investment Technology Group /1/                         9,352                 134,014
 Piper Jaffray /1/                                       4,115                 199,248
 SWS Group                                               3,661                  59,455
                                                                               392,717
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-LEASING COMPANY (0.13%)
                                                                          $
 Financial Federal /1/                                   3,980                 124,574
FINANCE-MORTGAGE LOAN/BANKER (0.33%)
 New Century Financial                                   7,519                 319,031
FIREARMS & AMMUNITION (0.07%)
 Sturm Ruger                                             5,745                  62,678
FOOD-BAKING (0.25%)
 Flowers Foods                                           9,644                 236,182
FOOD-MISCELLANEOUS/DIVERSIFIED (1.12%)
 American Italian Pasta                                  3,841                 118,917
 Corn Products International                             7,707                 327,548
 Hain Celestial Group /1/                                7,551                 149,510
 International Multifoods /1/                            4,124                 102,481
 J & J Snack Foods /1/                                   1,880                  71,872
 Lance                                                   6,225                  94,060
 Ralcorp Holdings /1/                                    6,210                 216,170
                                                                             1,080,558
FOOD-RETAIL (0.07%)
 Great Atlantic & Pacific Tea /1/                        8,223                  65,784
FOOD-WHOLESALE & DISTRIBUTION (0.63%)
 Nash Finch                                              2,584                  53,411
 Performance Food Group /1/                              9,783                 343,677
 United Natural Foods /1/                                8,347                 209,092
                                                                               606,180
FOOTWEAR & RELATED APPAREL (0.33%)
 Stride Rite                                             8,400                  90,132
 Wolverine World Wide                                    8,413                 226,141
                                                                               316,273
FORESTRY (0.09%)
 Deltic Timber                                           2,555                  86,896
GARDEN PRODUCTS (0.32%)
 Toro                                                    5,208                 302,845
GAS-DISTRIBUTION (2.63%)
 Atmos Energy                                           11,069                 272,740
 Cascade Natural Gas                                     2,389                  49,046
 Energen                                                 7,717                 319,098
 Laclede Group                                           4,088                 112,788
 New Jersey Resources                                    5,861                 223,363
 Northwest Natural                                       5,521                 162,317
 NUI                                                     3,421                  56,994
 Piedmont Natural Gas                                    8,123                 328,981
 Southern Union /1/                                     15,604                 306,775
 Southwest Gas                                           7,266                 165,665
 Southwestern Energy /1/                                 7,677                 193,077
 UGI                                                    10,762                 339,003
                                                                             2,529,847
HEALTH CARE COST CONTAINMENT (0.16%)
 Hooper Holmes                                          13,833                  76,220
 Orthodontic Centers of America /1/                     10,704                  76,747
                                                                               152,967
HOME FURNISHINGS (0.63%)
 Bassett Furniture Industries                            2,486                  44,599
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (CONTINUED)
                                                                          $
 Ethan Allen Interiors                                   7,961                 330,939
 La-Z-Boy                                               11,227                 233,970
                                                                               609,508
HOSPITAL BEDS & EQUIPMENT (0.27%)
 Invacare                                                6,626                 263,914
HOTELS & MOTELS (0.21%)
 Marcus                                                  6,343                 102,757
 Prime Hospitality /1/                                   9,549                  95,967
                                                                               198,724
HOUSEWARES (0.14%)
 Libbey                                                  2,902                  75,945
 National Presto Industries                              1,455                  59,233
                                                                               135,178
HUMAN RESOURCES (0.74%)
 Administaff /1/                                         5,667                  99,173
 CDI                                                     4,175                 134,685
 Cross Country Healthcare                                6,815                 112,379
 Heidrick & Struggles /1/                                3,908                  97,036
 Labor Ready /1/                                         8,792                 111,131
 On Assignment /1/                                       5,378                  27,428
 Spherion /1/                                           12,844                 126,513
                                                                               708,345
IDENTIFICATION SYSTEM-DEVELOPMENT (0.48%)
 Brady                                                   5,014                 194,794
 Checkpoint Systems /1/                                  8,018                 128,849
 Paxar /1/                                               8,352                 137,641
                                                                               461,284
INDUSTRIAL AUTOMATION & ROBOTS (0.34%)
 Cognex                                                  9,350                 297,143
 Gerber Scientific /1/                                   4,740                  28,440
                                                                               325,583
INSTRUMENTS-CONTROLS (0.57%)
 BEI Technologies                                        3,147                  66,339
 Photon Dynamics /1/                                     3,525                 109,275
 Watts Industries                                        6,760                 165,552
 Woodward Governor                                       2,380                 148,369
 X-Rite                                                  4,387                  59,137
                                                                               548,672
INSTRUMENTS-SCIENTIFIC (0.40%)
 Dionex /1/                                              4,545                 231,931
 FEI /1/                                                 7,075                 141,359
 Meade Instruments /1/                                   4,266                  15,144
                                                                               388,434
INSURANCE BROKERS (0.29%)
 Hilb, Rogal & Hamilton                                  7,676                 275,185
INTERNET APPLICATION SOFTWARE (0.39%)
 Netegrity /1/                                           8,029                  67,444
 Verity /1/                                              8,080                 100,192
 WebEx Communications /1/                                9,124                 204,742
                                                                               372,378
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET CONNECTIVE SERVICES (0.05%)
                                                                          $
 PC-Tel /1/                                              4,385                  48,586
INTERNET SECURITY (0.10%)
 Zixit /1/                                               6,527                  97,774
INTERNET TELEPHONY (0.12%)
 j2 Global Communications /1/                            4,925                 114,063
LASERS-SYSTEMS & COMPONENTS (0.55%)
 Coherent /1/                                            6,421                 156,994
 Cymer /1/                                               7,701                 246,278
 Electro Scientific Industries /1/                       5,969                 122,006
                                                                               525,278
LEISURE & RECREATION PRODUCTS (0.44%)
 K2 /1/                                                  7,446                 109,158
 Multimedia Games /1/                                    5,805                 129,336
 WMS Industries /1/                                      6,376                 180,058
                                                                               418,552
LIFE & HEALTH INSURANCE (0.56%)
 Delphi Financial Group                                  6,606                 265,297
 Presidential Life                                       6,263                 100,772
 UICI /1/                                                9,888                 171,161
                                                                               537,230
LINEN SUPPLY & RELATED ITEMS (0.22%)
 Angelica                                                1,888                  43,424
 G & K Services                                          4,451                 168,693
                                                                               212,117
MACHINERY TOOLS & RELATED PRODUCTS (0.15%)
 Milacron                                               10,637                  41,803
 Regal Beloit                                            5,345                 106,954
                                                                               148,757
MACHINERY-CONSTRUCTION & MINING (0.22%)
 Astec Industries /1/                                    4,213                  75,160
 JLG Industries                                          9,269                 137,088
                                                                               212,248
MACHINERY-ELECTRICAL (0.16%)
 Baldor Electric                                         7,000                 158,060
MACHINERY-FARM (0.06%)
 Lindsay Manufacturing                                   2,510                  59,361
MACHINERY-GENERAL INDUSTRY (1.15%)
 Albany International                                    7,110                 216,855
 Applied Industrial Technologies                         4,140                 108,799
 Gardner Denver /1/                                      4,077                 106,899
 Idex                                                    7,025                 331,931
 Manitowoc                                               5,673                 172,516
 Robbins & Myers                                         3,085                  67,438
 Stewart & Stevenson Services                            6,109                  97,622
                                                                             1,102,060
MACHINERY-PUMPS (0.13%)
 Thomas Industries                                       3,686                 124,402
MEDICAL INFORMATION SYSTEM (0.67%)
 Cerner /1/                                              7,564                 323,890
 Dendrite International /1/                              8,675                 148,690
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INFORMATION SYSTEM (CONTINUED)
                                                                          $
 NDCHealth                                               7,623                 174,338
                                                                               646,918
MEDICAL INSTRUMENTS (0.82%)
 ArthroCare /1/                                          4,422                 103,961
 Conmed /1/                                              6,202                 153,065
 Datascope                                               3,158                 104,593
 SurModics /1/                                           3,731                  83,500
 Techne /1/                                              8,771                 341,718
                                                                               786,837
MEDICAL LASER SYSTEMS (0.07%)
 BioLase Technology /1/                                  5,137                  66,165
MEDICAL PRODUCTS (2.13%)
 American Medical Systems Holding /1/                    7,061                 183,303
 Cooper /1/                                              6,850                 369,900
 Cyberonics /1/                                          5,011                 118,711
 Haemonetics /1/                                         5,315                 150,042
 INAMED /1/                                              7,482                 440,241
 Mentor                                                  9,347                 296,300
 Osteotech /1/                                           3,651                  24,243
 PolyMedica                                              5,607                 156,099
 Possis Medical /1/                                      3,794                  96,481
 Viasys Healthcare /1/                                   6,454                 125,208
 Vital Signs                                             2,760                  88,679
                                                                             2,049,207
MEDICAL-BIOMEDICAL/GENE (0.71%)
 Arqule /1/                                              5,995                  39,807
 Cambrex                                                 5,507                 136,133
 CryoLife /1/                                            4,959                  28,365
 Enzo Biochem /1/                                        6,412                  93,294
 Integra LifeSciences Holdings /1/                       5,796                 185,472
 Regeneron Pharmaceutical /1/                           11,807                 147,942
 Savient Pharmaceuticals /1/                            12,713                  47,674
                                                                               678,687
MEDICAL-DRUGS (0.72%)
 Medicis Pharmaceutical                                 11,874                 509,632
 Priority Healthcare /1/                                 9,275                 185,964
                                                                               695,596
MEDICAL-GENERIC DRUGS (0.25%)
 Alpharma                                               11,085                 240,877
MEDICAL-HMO (0.60%)
 AMERIGROUP /1/                                          5,197                 215,727
 Centene /1/                                             4,306                 144,251
 Sierra Health Services /1/                              5,907                 219,445
                                                                               579,423
MEDICAL-HOSPITALS (0.43%)
 Curative Health Services /1/                            2,739                  31,772
 Province Healthcare /1/                                10,404                 166,360
 United Surgical Partners International /1/              5,855                 212,068
                                                                               410,200
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.30%)
 Amsurg /1/                                              6,422                 155,220
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (CONTINUED)
                                                                          $
 Odyssey HealthCare /1/                                  7,748                 130,244
                                                                               285,464
METAL PROCESSORS & FABRICATION (1.24%)
 Commercial Metals                                       6,084                 159,401
 Intermet                                                5,466                  22,137
 Kaydon                                                  6,024                 168,491
 Mueller Industries                                      7,455                 250,115
 Quanex                                                  3,464                 141,331
 Timken                                                 19,078                 420,861
 Wolverine Tube /1/                                      2,622                  32,041
                                                                             1,194,377
METAL PRODUCTS-DISTRIBUTION (0.11%)
 A.M. Castle /1/                                         3,373                  31,537
 Lawson Products                                         2,027                  70,641
                                                                               102,178
METAL-ALUMINUM (0.16%)
 Century Aluminum /1/                                    6,449                 127,690
 Commonwealth Industries /1/                             3,418                  27,002
                                                                               154,692
METAL-IRON (0.11%)
 Cleveland-Cliffs /1/                                    2,242                 106,226
MISCELLANEOUS INVESTING (1.98%)
 Capital Automotive                                      7,512                 211,312
 Colonial Properties Trust                               5,592                 197,286
 Commercial Net Lease Realty                            10,676                 177,115
 Essex Property Trust                                    4,866                 296,583
 Gables Residential Trust                                6,083                 193,439
 Glenborough Realty Trust                                6,677                 125,461
 Kilroy Realty                                           5,988                 187,724
 Lexington Corporate Properties Trust                   10,076                 186,305
 Shurgard Storage Centers                                9,744                 324,475
                                                                             1,899,700
MISCELLANEOUS MANUFACTURERS (0.34%)
 A.T. Cross /1/                                          3,207                  18,857
 AptarGroup                                              7,781                 305,793
                                                                               324,650
NETWORKING PRODUCTS (0.92%)
 Adaptec /1/                                            23,292                 182,143
 Aeroflex /1/                                           15,832                 199,167
 Anixter International                                   7,737                 226,694
 Black Box                                               3,848                 196,056
 Cable Design Technologies /1/                           8,964                  76,463
                                                                               880,523
NON-FERROUS METALS (0.13%)
 Brush Engineered Materials /1/                          3,568                  57,730
 RTI International Metals /1/                            4,450                  65,193
                                                                               122,923
NON-HAZARDOUS WASTE DISPOSAL (0.25%)
 Waste Connections /1/                                   6,080                 244,842
NON-HOTEL GAMBLING (0.33%)
 Argosy Gaming /1/                                       6,258                 232,735
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NON-HOTEL GAMBLING (CONTINUED)
                                                                          $
 Pinnacle Entertainment /1/                              7,564                  86,381
                                                                               319,116
OFFICE AUTOMATION & EQUIPMENT (0.32%)
 Global Imaging Systems /1/                              4,683                 162,126
 Imagistics International /1/                            3,582                 145,035
                                                                               307,161
OFFICE FURNISHINGS-ORIGINAL (0.10%)
 Interface /1/                                          10,963                  93,514
OFFICE SUPPLIES & FORMS (0.39%)
 John H. Harland                                         5,916                 182,272
 New England Business Services                           2,839                  98,542
 Standard Register                                       6,077                  89,575
                                                                               370,389
OIL & GAS (0.26%)
 Spinnaker Exploration /1/                               7,104                 253,400
OIL & GAS DRILLING (0.11%)
 Atwood Oceanics /1/                                     2,958                 108,411
OIL COMPANY-EXPLORATION & PRODUCTION (3.42%)
 Cabot Oil & Gas                                         6,937                 247,651
 Cimarex Energy                                          8,890                 245,275
 Evergreen Resources /1/                                 9,185                 368,594
 Nuevo Energy /1/                                        4,167                 143,761
 Patina Oil & Gas                                       14,570                 405,046
 Plains Resources /1/                                    5,039                  90,803
 Prima Energy /1/                                        2,756                 102,330
 Remington Oil & Gas /1/                                 5,739                 125,684
 St. Mary Land & Exploration                             6,051                 218,744
 Stone Energy /1/                                        5,635                 277,242
 Swift Energy /1/                                        5,859                 127,082
 Tom Brown /1/                                           9,734                 466,064
 Unit /1/                                                9,304                 262,838
 Vintage Petroleum                                      13,722                 206,790
                                                                             3,287,904
OIL FIELD MACHINERY & EQUIPMENT (0.55%)
 Carbo Ceramics                                          3,391                 219,330
 Dril-Quip /1/                                           3,692                  63,429
 Hydril /1/                                              4,870                 123,990
 Lone Star Technologies /1/                              6,114                 125,337
                                                                               532,086
OIL REFINING & MARKETING (0.22%)
 Frontier Oil                                            5,586                  99,319
 WD-40                                                   3,629                 110,140
                                                                               209,459
OIL-FIELD SERVICES (0.78%)
 Cal Dive International /1/                              8,057                 217,861
 Oceaneering International /1/                           5,189                 145,292
 Seacor Smit /1/                                         3,990                 165,505
 Tetra Technologies /1/                                  4,677                 111,827
 W-H Energy Services /1/                                 5,826                 107,082
                                                                               747,567
OPTICAL SUPPLIES (0.35%)
 Advanced Medical Optics /1/                             6,278                 198,008
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (CONTINUED)
                                                                          $
 Sola International /1/                                  6,825                 140,049
                                                                               338,057
PAPER & RELATED PRODUCTS (0.70%)
 Buckeye Technologies /1/                                7,914                  83,097
 Caraustar Industries /1/                                6,010                  76,027
 Chesapeake                                              4,076                  92,566
 Pope & Talbot                                           3,340                  55,444
 Rock-Tenn                                               7,496                 111,690
 Schweitzer-Mauduit International                        3,154                  97,743
 Wausau-Mosinee Paper                                   11,007                 154,428
                                                                               670,995
PHARMACEUTICALS (0.10%)
 Cima Labs /1/                                           3,101                  98,116
PHARMACY SERVICES (0.41%)
 Accredo Health /1/                                     10,286                 397,554
PHOTO EQUIPMENT & SUPPLIES (0.03%)
 Concord Camera /1/                                      6,073                  30,669
PHYSICAL THERAPY & REHABILITATION CENTERS (0.07%)
 RehabCare Group /1/                                     3,442                  70,389
PHYSICIAN PRACTICE MANAGEMENT (0.82%)
 American Healthways /1/                                 6,832                 165,539
 Pediatrix Medical Group /1/                             5,021                 359,002
 US Oncology /1/                                        17,972                 267,783
                                                                               792,324
POWER CONVERTER & SUPPLY EQUIPMENT (0.44%)
 Advanced Energy Industries /1/                          6,958                  92,124
 Artesyn Technologies /1/                                8,269                  76,158
 C&D Technologies                                        5,446                  84,413
 Magnetek /1/                                            6,079                  41,945
 Vicor /1/                                               8,938                 124,238
                                                                               418,878
PRINTING-COMMERCIAL (0.24%)
 Bowne                                                   7,239                 122,556
 Consolidated Graphics /1/                               2,880                 107,482
                                                                               230,038
PROPERTY & CASUALTY INSURANCE (1.20%)
 LandAmerica Financial Group                             3,976                 163,851
 Philadelphia Consolidated Holding /1/                   4,693                 270,974
 RLI                                                     5,375                 186,781
 SCPIE Holdings                                          2,106                  17,375
 Selective Insurance Group                               5,830                 208,481
 Stewart Information Services                            3,825                 135,787
 Zenith National Insurance                               4,018                 173,256
                                                                             1,156,505
PUBLICLY TRADED INVESTMENT FUND (2.41%)
 iShares S&P SmallCap 600 Index Fund                    16,910               2,317,685
PUBLISHING-BOOKS (0.20%)
 Information Holdings /1/                                4,457                 110,757
 Thomas Nelson                                           3,082                  80,625
                                                                               191,382
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RECREATIONAL CENTERS (0.03%)
                                                                          $
 Bally Total Fitness Holding /1/                         7,264                  29,928
RECREATIONAL VEHICLES (0.53%)
 Arctic Cat                                              4,488                 106,590
 Polaris Industries                                      9,300                 398,970
                                                                               505,560
RECYCLING (0.03%)
 IMCO Recycling /1/                                      3,288                  29,132
RENTAL-AUTO & EQUIPMENT (0.21%)
 Aaron Rents                                             6,993                 202,517
RESEARCH & DEVELOPMENT (0.48%)
 PAREXEL International /1/                               5,575                 108,935
 Pharmaceutical Product Development /1/                 11,994                 354,663
                                                                               463,598
RESPIRATORY PRODUCTS (0.77%)
 ResMed /1/                                              7,175                 353,584
 Respironics /1/                                         7,342                 384,794
                                                                               738,378
RETAIL-APPAREL & SHOE (2.18%)
 Brown Shoe                                              3,841                 140,504
 Burlington Coat Factory Warehouse                       9,516                 180,423
 Cato                                                    4,377                  87,628
 Childrens Place /1/                                     5,703                 150,217
 Christopher & Banks                                     8,070                 144,372
 Dress Barn /1/                                          6,258                 105,260
 Genesco /1/                                             4,636                 103,151
 Goody's Family Clothing                                 7,006                  87,505
 Hot Topic /1/                                          10,215                 227,386
 Men's Wearhouse /1/                                     7,927                 202,059
 Stein Mart /1/                                          8,909                 113,322
 Too /1/                                                 7,333                 128,621
 Urban Outfitters /1/                                    8,463                 390,737
 Wet Seal /1/                                            6,412                  35,330
                                                                             2,096,515
RETAIL-AUTO PARTS (0.50%)
 PEP Boys-Manny, Moe & Jack                             12,634                 347,056
 TBC /1/                                                 4,656                 130,089
                                                                               477,145
RETAIL-AUTOMOBILE (0.17%)
 Group 1 Automotive /1/                                  4,843                 167,374
RETAIL-BEDDING (0.52%)
 Linens 'N Things /1/                                    9,557                 310,029
 Select Comfort /1/                                      7,695                 186,527
                                                                               496,556
RETAIL-COMPUTER EQUIPMENT (0.32%)
 Electronics Boutique Holdings /1/                       5,302                 143,419
 Insight Enterprises /1/                                 9,942                 166,429
                                                                               309,848
RETAIL-CONSUMER ELECTRONICS (0.01%)
 Ultimate Electronics /1/                                3,148                  13,379
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONVENIENCE STORE (0.18%)
                                                                          $
 Casey's General Stores                                 10,646                 176,298
RETAIL-DISCOUNT (0.25%)
 Fred's                                                  8,347                 155,004
 ShopKo Stores /1/                                       6,238                  82,716
                                                                               237,720
RETAIL-DRUG STORE (0.09%)
 Duane Reade /1/                                         5,211                  86,972
RETAIL-FABRIC STORE (0.20%)
 Hancock Fabrics                                         4,012                  59,618
 Jo-Ann Stores /1/                                       4,655                 131,597
                                                                               191,215
RETAIL-GARDENING PRODUCTS (0.32%)
 Tractor Supply /1/                                      7,963                 311,035
RETAIL-HOME FURNISHINGS (0.26%)
 Cost Plus /1/                                           4,657                 168,583
 Haverty Furniture                                       4,735                  85,562
                                                                               254,145
RETAIL-JEWELRY (0.32%)
 Zale /1/                                                5,554                 310,580
RETAIL-MAIL ORDER (0.09%)
 J. Jill Group /1/                                       4,251                  90,036
RETAIL-MUSIC STORE (0.22%)
 Guitar Center /1/                                       5,084                 211,088
RETAIL-OFFICE SUPPLIES (0.15%)
 School Specialty /1/                                    4,026                 143,446
RETAIL-PAWN SHOPS (0.13%)
 Cash America International                              6,037                 129,131
RETAIL-RESTAURANTS (2.72%)
 CEC Entertainment /1/                                   8,266                 282,449
 IHOP                                                    4,551                 169,070
 Jack in the Box /1/                                     7,747                 209,789
 Landry's Seafood Restaurant                             5,880                 196,862
 Lone Star Steakhouse & Saloon                           4,513                 138,775
 O'Charley's /1/                                         4,518                  85,345
 P.F. Chang's China Bistro /1/                           5,437                 265,652
 Panera Bread /1/                                        6,429                 262,753
 Papa John's International /1/                           3,839                 128,415
 RARE Hospitality International /1/                      7,187                 196,708
 Ryan's Family Steak Houses /1/                          9,027                 163,750
 Sonic /1/                                               8,413                 271,487
 Steak N Shake /1/                                       5,845                 110,178
 Triarc                                                 12,649                 132,182
                                                                             2,613,415
RETAIL-SPORTING GOODS (0.13%)
 Hibbett Sporting Goods /1/                              4,994                 121,254
RETAIL-VIDEO RENTAL (0.14%)
 Movie Gallery                                           6,973                 135,416
RETIREMENT & AGED CARE (0.14%)
 Sunrise Assisted Living /1/                             4,321                 136,544
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (2.46%)
                                                                          $
 Anchor BanCorp Wisconsin                                4,896                 118,875
 BankUnited Financial /1/                                6,384                 168,729
 Brookline Bancorp.                                     12,558                 177,821
 Commercial Federal                                      9,002                 230,991
 Dime Community Bancshares                               8,200                 140,220
 Downey Financial                                        5,963                 287,715
 FirstFed Financial /1/                                  3,633                 146,846
 Flagstar Bancorp.                                      12,907                 263,690
 MAF Bancorp                                             7,044                 287,748
 Seacoast Financial Services                             6,427                 207,849
 Sterling Financial /1/                                  4,333                 143,032
 Waypoint Financial                                      7,188                 186,026
                                                                             2,359,542
SECURITY SERVICES (0.28%)
 Kroll /1/                                               8,923                 264,478
SEISMIC DATA COLLECTION (0.24%)
 Input/Output /1/                                       10,941                  86,325
 Veritas DGC /1/                                         7,201                 147,116
                                                                               233,441
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.46%)
 Exar /1/                                                8,731                 133,235
 Pericom Semiconductor /1/                               5,384                  56,801
 Power Integrations /1/                                  6,435                 158,494
 Standard Microsystems /1/                               3,841                  91,570
                                                                               440,100
SEMICONDUCTOR EQUIPMENT (1.59%)
 ATMI /1/                                                6,611                 145,971
 Axcelis Technologies /1/                               21,124                 222,013
 Brooks Automation /1/                                   9,489                 157,897
 Cohu                                                    4,575                  80,062
 Dupont Photomasks /1/                                   3,885                  80,342
 Helix Technology                                        5,573                  98,085
 Kulicke & Soffa Industries /1/                         10,814                 107,383
 Photronics /1/                                          6,936                 103,277
 Rudolph Technologies /1/                                3,511                  56,422
 Ultratech /1/                                           5,006                  80,647
 Varian Semiconductor Equipment  Associates
  /1/                                                    7,694                 250,517
 Veeco Instruments /1/                                   6,254                 142,278
                                                                             1,524,894
STEEL PIPE & TUBE (0.48%)
 Maverick Tube /1/                                       8,958                 202,720
 Shaw Group /1/                                         12,978                 155,736
 Valmont Industries                                      5,075                 104,037
                                                                               462,493
STEEL PRODUCERS (0.75%)
 Carpenter Technology                                    4,792                 130,869
 Reliance Steel & Aluminum                               6,840                 225,857
 Ryerson Tull                                            5,307                  62,304
 Steel Dynamics /1/                                     10,271                 247,223
 Steel Technologies                                      2,627                  50,675
                                                                               716,928
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL-SPECIALTY (0.03%)
                                                                          $
 Material Sciences /1/                                   3,045                  29,536
STORAGE & WAREHOUSING (0.06%)
 Mobile Mini /1/                                         3,064                  58,982
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.09%)
 Intermagnetics General /1/                              3,569                  87,512
TELECOMMUNICATION EQUIPMENT (0.16%)
 Network Equipment Technologies /1/                      5,120                  43,776
 Symmetricom /1/                                         9,457                  75,751
 Tollgrade Communications /1/                            2,900                  35,322
                                                                               154,849
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.19%)
 C-COR.net /1/                                           9,026                  81,956
 Harmonic /1/                                           14,909                  98,549
                                                                               180,505
TELECOMMUNICATION SERVICES (0.27%)
 Commonwealth Telephone Enterprises /1/                  4,763                 198,426
 Intrado /1/                                             3,635                  62,486
                                                                               260,912
TELEPHONE-INTEGRATED (0.11%)
 General Communication /1/                              12,027                 107,040
THERAPEUTICS (0.52%)
 MGI Pharma /1/                                          7,481                 462,475
 Theragenics /1/                                         6,392                  33,494
                                                                               495,969
TOBACCO (0.07%)
 DIMON                                                   9,633                  66,757
TOYS (0.10%)
 Jakks Pacific /1/                                       5,353                  92,982
TRANSPORT-AIR FREIGHT (0.20%)
 EGL /1/                                                10,109                 187,421
TRANSPORT-MARINE (0.19%)
 Kirby /1/                                               5,178                 178,641
TRANSPORT-RAIL (0.19%)
 Kansas City Southern Industries /1/                    13,254                 183,568
TRANSPORT-SERVICES (0.11%)
 Offshore Logistics /1/                                  4,822                 105,843
TRANSPORT-TRUCK (1.65%)
 Arkansas Best                                           5,329                 138,501
 Forward Air /1/                                         4,577                 152,323
 Heartland Express                                      10,675                 262,071
 Knight Transportation /1/                               8,009                 206,312
 Landstar System /1/                                     6,338                 284,956
 USF                                                     5,855                 194,679
 Yellow Roadway /1/                                     10,162                 346,016
                                                                             1,584,858
VITAMINS & NUTRITION PRODUCTS (0.60%)
 Natures Sunshine Products                               3,144                  45,588
                                                      Shares
                                                       Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
VITAMINS & NUTRITION PRODUCTS (CONTINUED)
                                                                          $
 NBTY /1/                                               14,246                 529,381
                                                                               574,969
WATER (0.08%)
 American States Water                                   3,246                  75,145
WATER TREATMENT SYSTEMS (0.12%)
 Ionics /1/                                              4,820                 111,197
WIRE & CABLE PRODUCTS (0.10%)
 Belden                                                  5,504                  96,265
WIRELESS EQUIPMENT (0.21%)
 Audiovox /1/                                            4,911                  74,156
 Viasat /1/                                              5,628                 123,704
                                                                               197,860
X-RAY EQUIPMENT (0.09%)
 Hologic /1/                                             4,309                  86,395
                                          TOTAL COMMON STOCKS               95,646,807

                                                     Principal
                                                      Amount                  Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.73%)
FINANCE-MORTGAGE LOAN/BANKER (6.73%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                     $                    $
  0.90%; 05/03/04                                    6,458,403               6,458,081
                                       TOTAL COMMERCIAL PAPER                6,458,081
                                                                          ------------

                        TOTAL PORTFOLIO INVESTMENTS (106.32%)              102,104,888
LIABILITIES, NET OF CASH AND RECEIVABLES (-6.32%)                           (6,065,308)
                                   TOTAL NET ASSETS (100.00%)             $ 96,039,580
                                                                          ---------------


/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP VALUE FUND

                           APRIL 30, 2004 (UNAUDITED)

                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (95.06%)
AEROSPACE & DEFENSE (0.73%)
                                                                        $
 Herley Industries /1/                                15,802                329,472
AEROSPACE & DEFENSE EQUIPMENT (0.63%)
 United Defense Industries /1/                         8,190                283,783
APPAREL MANUFACTURERS (0.68%)
 Kellwood                                              7,756                305,974
AUTO REPAIR CENTERS (0.30%)
 Monro Muffler /1/                                     5,706                135,632
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.45%)
 Oshkosh Truck                                         3,920                200,704
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.79%)
 ArvinMeritor                                         17,100                353,799
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.61%)
 Dycom Industries /1/                                 11,660                274,943
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.67%)
 Eagle Materials                                       4,560                299,592
BUILDING PRODUCTS-WOOD (0.88%)
 Universal Forest Products                            14,487                392,453
BUILDING-MAINTENANCE & SERVICE (0.66%)
 Integrated Electrical Services /1/                   30,400                296,400
BUILDING-RESIDENTIAL & COMMERCIAL (0.73%)
 Standard-Pacific                                      6,490                327,356
CHEMICALS-SPECIALTY (2.58%)
 Albemarle                                             8,640                252,720
 Arch Chemicals                                       17,253                503,960
 Minerals Technologies                                 6,793                398,410
                                                                          1,155,090
CIRCUIT BOARDS (0.41%)
 TTM Technologies /1/                                 16,520                183,537
COMMERCIAL BANKS (7.22%)
 Capital Corp of the West                              7,601                280,857
 City Holding                                          9,080                277,848
 Columbia Banking Systems                             16,769                376,296
 Community Bank System                                17,314                352,167
 Hancock Holding                                      10,130                282,728
 IBERIABANK                                            3,178                181,146
 Local Financial /1/                                  19,014                414,315
 MB Financial                                          6,892                242,943
 Pacific Capital Bancorp.                             11,786                432,310
 Provident Bankshares                                 14,003                394,465
                                                                          3,235,075
COMMERCIAL SERVICE-FINANCE (0.55%)
 NCO Group /1/                                        10,850                246,295
COMMERCIAL SERVICES (0.41%)
 Plexus /1/                                           12,920                185,790
COMPUTER AIDED DESIGN (0.52%)
 MSC.Software /1/                                     25,070                233,652
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (0.46%)
                                                                        $
 Sykes Enterprises /1/                                37,630                205,836
COMPUTERS-INTEGRATED SYSTEMS (0.92%)
 Micros Systems /1/                                    5,960                261,465
 RadiSys /1/                                           8,097                151,171
                                                                            412,636
COMPUTERS-MEMORY DEVICES (1.14%)
 Advanced Digital Information /1/                     24,660                260,410
 Silicon Storage Technology /1/                       18,770                248,702
                                                                            509,112
COMPUTERS-PERIPHERAL EQUIPMENT (0.42%)
 Electronics for Imaging /1/                           7,432                188,624
CONSULTING SERVICES (0.59%)
 Charles River Associates /1/                          8,220                265,259
CONSUMER PRODUCTS-MISCELLANEOUS (1.38%)
 Central Garden & Pet /1/                              8,620                331,956
 Yankee Candle /1/                                    10,540                285,423
                                                                            617,379
CONTAINERS-METAL & GLASS (0.67%)
 Greif Brothers                                        9,210                302,733
DIAGNOSTIC EQUIPMENT (0.28%)
 Immunicon /1/                                        16,449                123,368
DISTRIBUTION-WHOLESALE (1.50%)
 Aviall /1/                                           24,055                398,110
 United Stationers /1/                                 7,280                276,640
                                                                            674,750
DIVERSIFIED MANUFACTURING OPERATIONS (1.70%)
 Acuity Brands                                        10,960                268,191
 Ameron International                                  3,459                103,597
 Griffon /1/                                          17,798                390,666
                                                                            762,454
E-MARKETING-INFORMATION (1.06%)
 E.piphany /1/                                        47,570                208,357
 ValueClick /1/                                       25,650                265,734
                                                                            474,091
ELECTRIC-INTEGRATED (1.68%)
 Central Vermont Public Service                       13,476                271,541
 Cleco                                                10,405                186,770
 Westar Energy                                        14,380                293,496
                                                                            751,807
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.51%)
 DSP Group /1/                                         9,160                226,985
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.42%)
 Integrated Silicon Solution /1/                      13,709                188,225
ENERGY-ALTERNATE SOURCES (0.59%)
 Headwaters /1/                                       11,510                264,615
ENVIRONMENTAL CONSULTING & ENGINEERING (0.44%)
 Tetra Tech /1/                                       11,830                196,496
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-AUTO LOANS (0.68%)
                                                                        $
 WFS Financial /1/                                     6,850                305,099
FINANCE-OTHER SERVICES (0.48%)
 Asset Acceptance Capital /1/                         11,556                217,022
FOOD-MISCELLANEOUS/DIVERSIFIED (0.41%)
 Corn Products International                           4,280                181,900
GARDEN PRODUCTS (0.87%)
 Toro                                                  6,710                390,186
GAS-DISTRIBUTION (2.47%)
 Energen                                               4,920                203,442
 New Jersey Resources                                  9,551                363,989
 South Jersey Industries                               8,334                343,694
 Southwestern Energy /1/                               7,794                196,019
                                                                          1,107,144
HOME FURNISHINGS (0.70%)
 Furniture Brands International                       11,210                315,449
HOTELS & MOTELS (0.68%)
 LaSalle Hotel Properties                             13,830                304,260
HUMAN RESOURCES (1.85%)
 Administaff /1/                                      14,985                262,237
 Heidrick & Struggles /1/                             13,660                339,178
 Labor Ready /1/                                      17,950                226,888
                                                                            828,303
INTERNET APPLICATION SOFTWARE (0.39%)
 eResearch Technology /1/                              5,560                175,029
LIFE & HEALTH INSURANCE (1.94%)
 Scottish Annuity & Life Holdings                     22,286                487,618
 Stancorp Financial Group                              6,196                383,346
                                                                            870,964
MACHINERY-CONSTRUCTION & MINING (0.56%)
 Terex /1/                                             7,630                250,646
MACHINERY-GENERAL INDUSTRY (2.00%)
 Albany International                                 10,707                326,563
 Applied Industrial Technologies                      12,940                340,063
 Gardner Denver /1/                                    8,862                232,362
                                                                            898,988
MACHINERY-MATERIAL HANDLING (0.77%)
 Cascade                                              16,684                347,361
MACHINERY-PUMPS (0.81%)
 Thomas Industries                                    10,760                363,150
MEDICAL INSTRUMENTS (0.42%)
 dj Orthopedics /1/                                    8,093                186,382
MEDICAL PRODUCTS (1.94%)
 Alaris Medical Systems /1/                           14,610                283,726
 Cooper                                                5,916                319,464
 Wright Medical Group /1/                              7,702                264,487
                                                                            867,677
MEDICAL-BIOMEDICAL/GENE (0.66%)
 Lexicon Genetics /1/                                 41,990                296,449
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (0.68%)
                                                                        $
 AMERIGROUP /1/                                        7,390                306,759
MEDICAL-HOSPITALS (0.72%)
 United Surgical Partners International /1/            8,917                322,974
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.72%)
 Select Medical                                       17,040                322,908
METAL PROCESSORS & FABRICATION (1.11%)
 CIRCOR International                                 13,826                270,437
 Commercial Metals                                     8,610                225,582
                                                                            496,019
MISCELLANEOUS INVESTING (5.12%)
 CBL & Associates Properties                           6,568                330,042
 Entertainment Properties Trust                       11,873                397,271
 Healthcare Realty Trust                               8,363                299,814
 Newcastle Investment                                  6,646                177,581
 Pan Pacific Retail Properties                         4,098                180,025
 PS Business Parks                                    11,112                421,700
 SL Green Realty                                       6,534                266,587
 Ventas                                               10,160                224,434
                                                                          2,297,454
MISCELLANEOUS MANUFACTURERS (0.54%)
 Applied Films /1/                                    10,206                242,903
OFFICE AUTOMATION & EQUIPMENT (0.58%)
 Global Imaging Systems /1/                            7,553                261,485
OIL COMPANY-EXPLORATION & PRODUCTION (4.26%)
 Comstock Resources /1/                               11,953                243,244
 Houston Exploration /1/                               8,518                381,095
 Magnum Hunter Resources /1/                          23,460                240,934
 Meridian Resource /1/                                55,000                359,700
 Prima Energy /1/                                      1,087                 40,360
 Swift Energy /1/                                     17,073                370,314
 Unit /1/                                              9,720                274,590
                                                                          1,910,237
OIL FIELD MACHINERY & EQUIPMENT (0.49%)
 Universal Compression Holdings /1/                    7,421                220,849
OIL-FIELD SERVICES (0.46%)
 Oceaneering International /1/                         7,340                205,520
PAPER & RELATED PRODUCTS (1.48%)
 Buckeye Technologies /1/                             33,660                353,430
 Rock-Tenn                                            20,710                308,579
                                                                            662,009
PIPELINES (0.65%)
 Western Gas Resources                                 5,370                292,396
PROPERTY & CASUALTY INSURANCE (3.32%)
 Arch Capital Group /1/                               13,870                557,297
 Infinity Property & Casualty                          7,900                245,690
 Penn-America Group                                   39,021                475,666
 ProAssurance /1/                                      6,237                211,559
                                                                          1,490,212
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RACETRACKS (0.64%)
                                                                        $
 Penn National Gaming /1/                              9,677                285,375
RADIO (0.72%)
 Cumulus Media /1/                                    15,270                320,975
RECREATIONAL VEHICLES (0.57%)
 Thor Industries                                       9,220                256,869
RECYCLING (0.52%)
 Metal Management /1/                                 16,200                234,900
REINSURANCE (1.22%)
 Max Re Capital                                       12,430                273,460
 Platinum Underwriters Holdings                        8,519                272,438
                                                                            545,898
RESORTS & THEME PARKS (0.62%)
 Vail Resorts /1/                                     17,790                276,634
RESPIRATORY PRODUCTS (0.86%)
 Respironics /1/                                       7,341                384,742
RETAIL-APPAREL & SHOE (1.81%)
 Genesco /1/                                          14,420                320,845
 Jos. A. Bank Clothiers /1/                            6,990                219,906
 Men's Wearhouse /1/                                  10,613                270,525
                                                                            811,276
RETAIL-AUTO PARTS (0.89%)
 CSK Auto /1/                                         21,541                397,647
RETAIL-BEDDING (0.63%)
 Linens 'N Things /1/                                  8,750                283,850
RETAIL-BOOKSTORE (0.91%)
 Borders Group                                        17,080                409,408
RETAIL-COMPUTER EQUIPMENT (1.25%)
 Electronics Boutique Holdings /1/                    13,988                378,375
 Insight Enterprises /1/                              11,000                184,140
                                                                            562,515
RETAIL-DISCOUNT (1.14%)
 Big Lots /1/                                         20,720                293,395
 BJ's Wholesale Club /1/                               9,040                219,039
                                                                            512,434
RETAIL-PETROLEUM PRODUCTS (0.55%)
 World Fuel Services                                   5,780                244,610
RETAIL-RESTAURANTS (0.54%)
 California Pizza Kitchen /1/                         11,570                243,086
RUBBER-TIRES (0.46%)
 Bandag                                                4,730                205,992
SAVINGS & LOANS-THRIFTS (3.91%)
 BankUnited Financial /1/                             10,130                267,736
 Dime Community Bancshares                            19,111                326,798
 FirstFed Financial /1/                                6,530                263,943
 Flushing Financial                                   21,518                370,109
 Independence Community Bank                           4,400                160,292
 Sterling Financial /1/                               11,016                363,638
                                                                          1,752,516
                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.46%)
                                                                        $
 Standard Microsystems /1/                             8,590                204,786
SEMICONDUCTOR EQUIPMENT (0.73%)
 MKS Instruments /1/                                   8,164                156,912
 Varian Semiconductor Equipment  Associates
  /1/                                                  5,190                168,986
                                                                            325,898
STEEL PIPE & TUBE (0.45%)
 Maverick Tube /1/                                     8,890                201,181
STEEL PRODUCERS (0.49%)
 Schnitzer Steel Industries                            8,430                221,456
STEEL-SPECIALTY (0.91%)
 Gibraltar Steel                                      16,534                406,736
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.37%)
 Intermagnetics General /1/                            6,800                166,736
TELECOMMUNICATION EQUIPMENT (0.45%)
 Comtech Telecommunications /1/                       12,400                200,632
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.34%)
 C-COR.net /1/                                        16,840                152,907
TELEVISION (0.61%)
 LIN TV /1/                                           12,070                271,454
THERAPEUTICS (0.80%)
 Tanox /1/                                            20,920                356,686
TRANSPORT-TRUCK (1.30%)
 Old Dominion Freight Line /1/                         8,440                314,643
 SCS Transportation /1/                               11,709                267,902
                                                                            582,545
WEB HOSTING & DESIGN (0.57%)
 Macromedia /1/                                       12,510                257,706
                                        TOTAL COMMON STOCKS              42,619,101

                                                   Principal
                                                    Amount                 Value
------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.48%)
FINANCE-MORTGAGE LOAN/BANKER (4.48%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                   $                    $
  0.90%; 05/03/04                                  2,010,275              2,010,174
                                     TOTAL COMMERCIAL PAPER               2,010,174
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (99.54%)              44,629,275
CASH AND RECEIVABLES, NET OF LIABILITIES (0.46%)                            206,943
                                 TOTAL NET ASSETS (100.00%)             $44,836,218
                                                                        -------------

/1/ Non-income producing security.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(D)/      2003      2002    2001/(G)/
                           ----           ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.66        $10.59    $10.68   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.31      0.46     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.03)         0.11     (0.05)    0.64
                           -----          ----     -----     ----
 Total From Investment
            Operations      0.14          0.42      0.41     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        (0.35)    (0.44)   (0.49)
 Distributions from
  Realized Gains......        --            --     (0.06)      --
 ------                                            -----
   Total Dividends and
         Distributions     (0.19)        (0.35)    (0.50)   (0.49)
                           -----         -----     -----    -----
Net Asset Value, End
 of Period............    $10.61        $10.66    $10.59   $10.68
                          ======        ======    ======   ======
Total Return..........      1.26%/(e)/    4.05%     4.08%   10.95%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $24,730       $14,430    $2,237   $2,669
 Ratio of Expenses to
  Average Net Assets..      1.12%/(f)/    1.12%     1.12%    1.12%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.20%/(f)/    2.92%     4.35%    5.03%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/    91.0%     46.7%   124.7%/(f)/

                           2004/(D)/      2003      2002    2001/(G)/
                           ----           ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.63        $10.57    $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.16          0.30      0.55     0.47
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.03)         0.10     (0.16)    0.63
                           -----          ----     -----     ----
 Total From Investment
            Operations      0.13          0.40      0.39     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.18)        (0.34)    (0.43)   (0.47)
 Distributions from
  Realized Gains......        --            --     (0.06)      --
 ------                                            -----
   Total Dividends and
         Distributions     (0.18)        (0.34)    (0.49)   (0.47)
                           -----         -----     -----    -----
Net Asset Value, End
 of Period............    $10.58        $10.63    $10.57   $10.67
                          ======        ======    ======   ======
Total Return..........      1.17%/(e)/    3.77%     3.80%   10.69%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $22,727       $12,537      $388   $2,669
 Ratio of Expenses to
  Average Net Assets..      1.30%/(f)/    1.30%     1.30%    1.30%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.00%/(f)/    2.71%     4.27%    4.85%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/    91.0%     46.7%   124.7%/(f)/

                           2004/(D)/      2003      2002    2001/(H)/
                           ----           ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.73        $10.66    $10.73   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.16          0.28      0.40     0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.04)         0.11        --     0.37
  ----                     -----          ----               ----
 Total From Investment
            Operations      0.12          0.39      0.40     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.17)        (0.32)    (0.41)   (0.32)
 Distributions from
  Realized Gains......        --            --     (0.06)      --
 ------                                            -----
   Total Dividends and
         Distributions     (0.17)        (0.32)    (0.47)   (0.32)
                           -----         -----     -----    -----
Net Asset Value, End
 of Period............    $10.68        $10.73    $10.66   $10.73
                          ======        ======    ======   ======
Total Return /(b)/ ...      1.11%/(e)/    3.64%     3.86%    6.46%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $135,139      $110,398   $51,760   $7,941
 Ratio of Expenses to
  Average Net Assets..      1.37%/(f)/    1.43%     1.50%    1.48%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.42%/(f)/    1.48%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.94%/(f)/    2.65%     3.78%    4.41%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/    91.0%     46.7%   124.7%/(f)/

                           2004/(D)/      2003      2002    2001/(H)/
                           ----           ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.70        $10.63    $10.71   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20          0.38      0.50     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.03)         0.11     (0.02)    0.35
                           -----          ----     -----     ----
 Total From Investment
            Operations      0.17          0.49      0.48     0.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.22)        (0.42)    (0.50)   (0.38)
 Distributions from
  Realized Gains......        --            --     (0.06)      --
 ------                                            -----
   Total Dividends and
         Distributions     (0.22)        (0.42)    (0.56)   (0.38)
                           -----         -----     -----    -----
Net Asset Value, End
 of Period............    $10.65        $10.70    $10.63   $10.71
                          ======        ======    ======   ======
Total Return..........      1.54%/(e)/    4.63%     4.76%    6.92%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $279,371      $165,504   $42,163   $5,090
 Ratio of Expenses to
  Average Net Assets..      0.55%/(f)/    0.55%     0.55%    0.55%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.76%/(f)/    3.51%     4.72%    5.28%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/    91.0%     46.7%   124.7%/(f)/

                           2004/(D)/      2003      2002    2001/(G)/
                           ----           ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.67        $10.60    $10.68   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19          0.35      0.48     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.04)         0.11     (0.02)    0.64
                           -----          ----     -----     ----
 Total From Investment
            Operations      0.15          0.46      0.46     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)        (0.39)    (0.48)   (0.51)
 Distributions from
  Realized Gains......        --            --     (0.06)      --
 ------                                            -----
   Total Dividends and
         Distributions     (0.20)        (0.39)    (0.54)   (0.51)
                           -----         -----     -----    -----
Net Asset Value, End
 of Period............    $10.62        $10.67    $10.60   $10.68
                          ======        ======    ======   ======
Total Return..........      1.41%/(e)/    4.37%     4.50%   11.20%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $40,355       $33,930    $8,142   $2,669
 Ratio of Expenses to
  Average Net Assets..      0.81%/(f)/    0.81%     0.81%    0.81%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.48%/(f)/    3.23%     4.51%    5.59%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/    91.0%     46.7%   124.7%/(f)/

                           2004/(D)/      2003      2002    2001/(G)/
                           ----           ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.78        $10.65    $10.67   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18          0.34      1.08     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.03)         0.16     (0.58)    0.62
                           -----          ----     -----     ----
 Total From Investment
            Operations      0.15          0.50      0.50     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)        (0.37)    (0.46)   (0.50)
 Distributions from
  Realized Gains......        --            --     (0.06)      --
 ------                                            -----
   Total Dividends and
         Distributions     (0.20)        (0.37)    (0.52)   (0.50)
                           -----         -----     -----    -----
Net Asset Value, End
 of Period............    $10.73        $10.78    $10.65   $10.67
                          ======        ======    ======   ======
Total Return..........      1.34%/(e)/    4.79%     4.96%   11.03%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,957          $912      $113   $2,668
 Ratio of Expenses to
  Average Net Assets..      0.93%/(f)/    0.93%     0.92%    0.93%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.39%/(f)/    3.12%     4.69%    5.22%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/    91.0%     46.7%   124.7%/(f)/


/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2003 and March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03, $.03, $.04, $.04 per share, respectively, from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 and $.01 per share, respectively, from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10         0.27      0.36     0.15
                           ----         ----      ----     ----
 Total From Investment
            Operations     0.10         0.27      0.36     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.27)    (0.36)   (0.15)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.10)       (0.27)    (0.36)   (0.15)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00    $10.00   $10.00
                         ======       ======    ======   ======
Total Return..........     1.04%/(e)/   2.72%     3.68%    1.51%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,947       $1,805    $1,736   $1,674
 Ratio of Expenses to
  Average Net Assets..     1.17%/(f)/   1.17%     1.17%    1.17%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.08%/(f)/   2.57%     3.61%    3.93%/(f)/
 Portfolio Turnover
  Rate................     16.0%/(f)/   20.7%     13.6%    31.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09         0.25      0.34     0.14
                           ----         ----      ----     ----
 Total From Investment
            Operations     0.09         0.25      0.34     0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.25)    (0.34)   (0.14)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.09)       (0.25)    (0.34)   (0.14)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00    $10.00   $10.00
                         ======       ======    ======   ======
Total Return..........     0.95%/(e)/   2.56%     3.50%    1.44%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,857       $2,429    $1,732   $1,673
 Ratio of Expenses to
  Average Net Assets..     1.35%/(f)/   1.35%     1.35%    1.35%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.88%/(f)/   2.37%     3.43%    3.75%/(f)/
 Portfolio Turnover
  Rate................     16.0%/(f)/   20.7%     13.6%    31.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09         0.23      0.32     0.13
                           ----         ----      ----     ----
 Total From Investment
            Operations     0.09         0.23      0.32     0.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.23)    (0.32)   (0.13)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.09)       (0.23)    (0.32)   (0.13)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00    $10.00   $10.00
                         ======       ======    ======   ======
Total Return /(b)/ ...     0.92%/(e)/   2.33%     3.24%    1.34%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,771      $40,460   $14,460   $2,376
 Ratio of Expenses to
  Average Net Assets..     1.41%/(f)/   1.55%     1.60%    1.60%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.45%/(f)/   1.55%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.84%/(f)/   2.21%     3.12%    3.51%/(f)/
 Portfolio Turnover
  Rate................     16.0%/(f)/   20.7%     13.6%    31.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13         0.32      0.42     0.17
                           ----         ----      ----     ----
 Total From Investment
            Operations     0.13         0.32      0.42     0.17
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.32)    (0.42)   (0.17)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.13)       (0.32)    (0.42)   (0.17)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00    $10.00   $10.00
                         ======       ======    ======   ======
Total Return..........     1.33%/(e)/   3.30%     4.27%    1.70%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,943       $1,917    $1,856   $1,780
 Ratio of Expenses to
  Average Net Assets..     0.60%/(f)/   0.60%     0.60%    0.60%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.64%/(f)/   3.24%     4.18%    4.50%/(f)/
 Portfolio Turnover
  Rate................     16.0%/(f)/   20.7%     13.6%    31.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12         0.30      0.39     0.16
                           ----         ----      ----     ----
 Total From Investment
            Operations     0.12         0.30      0.39     0.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.30)    (0.39)   (0.16)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.12)       (0.30)    (0.39)   (0.16)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00    $10.00   $10.00
                         ======       ======    ======   ======
Total Return..........     1.20%/(e)/   3.04%     4.00%    1.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,156         $523    $1,744   $1,676
 Ratio of Expenses to
  Average Net Assets..     0.86%/(f)/   0.86%     0.86%    0.86%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.39%/(f)/   3.07%     3.92%    4.24%/(f)/
 Portfolio Turnover
  Rate................     16.0%/(f)/   20.7%     13.6%    31.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.29      0.38     0.15
                           ----         ----      ----     ----
 Total From Investment
            Operations     0.11         0.29      0.38     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.29)    (0.38)   (0.15)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.11)       (0.29)    (0.38)   (0.15)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00    $10.00   $10.00
                         ======       ======    ======   ======
Total Return..........     1.13%/(e)/   2.92%     3.88%    1.54%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,713       $1,665    $1,740   $1,675
 Ratio of Expenses to
  Average Net Assets..     0.98%/(f)/   0.98%     0.98%    0.98%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.26%/(f)/   2.78%     3.80%    4.12%/(f)/
 Portfolio Turnover
  Rate................     16.0%/(f)/   20.7%     13.6%    31.1%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.31       $10.55    $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16         0.29      0.75     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)       (0.16)    (0.23)    0.45
                          -----        -----     -----     ----
 Total From Investment
            Operations     0.10         0.13      0.52     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.37)    (0.49)   (0.50)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.20)       (0.37)    (0.49)   (0.50)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.21       $10.31    $10.55   $10.52
                         ======       ======    ======   ======
Total Return..........     0.97%/(e)/   1.22%     5.09%    9.38%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,948       $1,101      $236   $2,630
 Ratio of Expenses to
  Average Net Assets..     0.97%/(f)/   0.97%     0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.05%/(f)/   2.78%     4.77%    5.29%/(f)/
 Portfolio Turnover
  Rate................    107.5%/(f)/  219.5%     49.9%    36.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.31       $10.55    $10.51   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.28      0.52     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)       (0.17)    (0.01)    0.45
                          -----        -----     -----     ----
 Total From Investment
            Operations     0.09         0.11      0.51     0.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)       (0.35)    (0.47)   (0.49)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.19)       (0.35)    (0.47)   (0.49)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.21       $10.31    $10.55   $10.51
                         ======       ======    ======   ======
Total Return..........     0.88%/(e)/   1.04%     5.00%    9.13%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,382       $4,020      $582   $2,657
 Ratio of Expenses to
  Average Net Assets..     1.15%/(f)/   1.15%     1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.91%/(f)/   2.60%     4.55%    5.12%/(f)/
 Portfolio Turnover
  Rate................    107.5%/(f)/  219.5%     49.9%    36.1%/(f)/

                          2004/(D)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.37       $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14         0.25      0.40     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)       (0.15)     0.10     0.30
                          -----        -----      ----     ----
 Total From Investment
            Operations     0.08         0.10      0.50     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.33)    (0.45)   (0.33)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.18)       (0.33)    (0.45)   (0.33)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.27       $10.37    $10.60   $10.55
                         ======       ======    ======   ======
Total Return /(b)/ ...     0.78%/(e)/   0.93%     4.87%    6.07%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $95,364      $89,856   $44,955   $4,397
 Ratio of Expenses to
  Average Net Assets..     1.29%/(f)/   1.36%     1.35%    1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.29%/(f)/   1.36%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.77%/(f)/   2.40%     4.02%    4.88%/(f)/
 Portfolio Turnover
  Rate................    107.5%/(f)/  219.5%     49.9%    36.1%/(f)/

                          2004/(D)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.35       $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.19         0.36      0.50     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)       (0.18)     0.09     0.30
                          -----        -----      ----     ----
 Total From Investment
            Operations     0.13         0.18      0.59     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)       (0.43)    (0.54)   (0.39)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.23)       (0.43)    (0.54)   (0.39)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.25       $10.35    $10.60   $10.55
                         ======       ======    ======   ======
Total Return..........     1.26%/(e)/   1.70%     5.86%    6.72%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10          $10   $20,777   $3,390
 Ratio of Expenses to
  Average Net Assets..     0.40%/(f)/   0.40%     0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.66%/(f)/   3.45%     5.06%    5.86%/(f)/
 Portfolio Turnover
  Rate................    107.5%/(f)/  219.5%     49.9%    36.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.34       $10.57    $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.18         0.32      0.48     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.07)       (0.15)     0.09     0.48
                          -----        -----      ----     ----
 Total From Investment
            Operations     0.11         0.17      0.57     0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.22)       (0.40)    (0.52)   (0.53)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.22)       (0.40)    (0.52)   (0.53)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.23       $10.34    $10.57   $10.52
                         ======       ======    ======   ======
Total Return..........     1.03%/(e)/   1.63%     5.61%    9.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,151       $4,853    $1,599   $2,643
 Ratio of Expenses to
  Average Net Assets..     0.66%/(f)/   0.66%     0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.40%/(f)/   3.09%     4.96%    5.74%/(f)/
 Portfolio Turnover
  Rate................    107.5%/(f)/  219.5%     49.9%    36.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.33       $10.57    $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.30      1.18     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)       (0.15)    (0.62)    0.46
                          -----        -----     -----     ----
 Total From Investment
            Operations     0.11         0.15      0.56     0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)       (0.39)    (0.51)   (0.52)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.21)       (0.39)    (0.51)   (0.52)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.23       $10.33    $10.57   $10.52
                         ======       ======    ======   ======
Total Return..........     1.07%/(e)/   1.41%     5.48%    9.53%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $859         $745      $106   $2,630
 Ratio of Expenses to
  Average Net Assets..     0.78%/(f)/   0.78%     0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.27%/(f)/   3.00%     4.97%    5.48%/(f)/
 Portfolio Turnover
  Rate................    107.5%/(f)/  219.5%     49.9%    36.1%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/     2003     2002    2001/(G)/
                          ----          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.55       $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.39     0.49     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.04)        0.02    (0.03)    0.61
                          -----         ----    -----     ----
 Total From Investment
            Operations     0.11         0.41     0.46     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.40)   (0.48)   (0.51)
 Distributions from
  Realized Gains......    (0.08)          --    (0.09)      --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.26)       (0.40)   (0.57)   (0.51)
                          -----        -----    -----    -----
Net Asset Value, End
 of Period............   $10.40       $10.55   $10.54   $10.65
                         ======       ======   ======   ======
Total Return..........     1.01%/(e)/   3.97%    4.61%   10.99%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $34,176         $818   $1,932   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.97%/(f)/   0.97%    0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.85%/(f)/   3.73%    4.67%    5.33%/(f)/
 Portfolio Turnover
  Rate................    186.2%/(f)/   71.3%    60.8%    80.3%/(f)/

                          2004/(D)/     2003     2002    2001/(G)/
                          ----          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.54       $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.38     0.48     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.05)        0.01    (0.04)    0.61
                          -----         ----    -----     ----
 Total From Investment
            Operations     0.10         0.39     0.44     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.39)   (0.46)   (0.49)
 Distributions from
  Realized Gains......    (0.08)          --    (0.09)      --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.25)       (0.39)   (0.55)   (0.49)
                          -----        -----    -----    -----
Net Asset Value, End
 of Period............   $10.39       $10.54   $10.54   $10.65
                         ======       ======   ======   ======
Total Return..........     0.92%/(e)/   3.69%    4.43%   10.84%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,433         $802   $1,668   $2,881
 Ratio of Expenses to
  Average Net Assets..     1.15%/(f)/   1.15%    1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.88%/(f)/   3.55%    4.51%    5.15%/(f)/
 Portfolio Turnover
  Rate................    186.2%/(f)/   71.3%    60.8%    80.3%/(f)/

                          2004/(D)/     2003     2002    2001/(H)/
                          ----          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.59       $10.58   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14         0.35     0.43     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.05)        0.02    (0.01)    0.37
                          -----         ----    -----     ----
 Total From Investment
            Operations     0.09         0.37     0.42     0.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.36)   (0.44)   (0.34)
 Distributions from
  Realized Gains......    (0.08)          --    (0.09)      --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.24)       (0.36)   (0.53)   (0.34)
                          -----        -----    -----    -----
Net Asset Value, End
 of Period............   $10.44       $10.59   $10.58   $10.69
                         ======       ======   ======   ======
Total Return /(b)/ ...     0.80%/(e)/   3.55%    4.20%    6.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,947      $17,476   $9,630   $1,334
 Ratio of Expenses to
  Average Net Assets..     1.38%/(f)/   1.39%    1.35%    1.33%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.41%/(f)/   1.50%      --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.70%/(f)/   3.31%    4.18%    4.85%/(f)/
 Portfolio Turnover
  Rate................    186.2%/(f)/   71.3%    60.8%    80.3%/(f)/

                          2004/(D)/     2003     2002    2001/(H)/
                          ----          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.64       $10.62   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.20         0.46     0.54     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)        0.02     0.02     0.35
                          -----         ----     ----     ----
 Total From Investment
            Operations     0.14         0.48     0.56     0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)       (0.46)   (0.54)   (0.40)
 Distributions from
  Realized Gains......    (0.08)          --    (0.09)      --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.29)       (0.46)   (0.63)   (0.40)
                          -----        -----    -----    -----
Net Asset Value, End
 of Period............   $10.49       $10.64   $10.62   $10.69
                         ======       ======   ======   ======
Total Return..........     1.29%/(e)/   4.62%    5.56%    7.33%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10          $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..     0.40%/(f)/   0.40%    0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.67%/(f)/   4.32%    5.22%    5.84%/(f)/
 Portfolio Turnover
  Rate................    186.2%/(f)/   71.3%    60.8%    80.3%/(f)/

                          2004/(D)/     2003     2002    2001/(G)/
                          ----          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.57       $10.56   $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.18         0.43     0.51     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)        0.02    (0.02)    0.66
                          -----         ----    -----     ----
 Total From Investment
            Operations     0.12         0.45     0.49     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.44)   (0.51)   (0.53)
 Distributions from
  Realized Gains......    (0.08)          --    (0.09)      --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.28)       (0.44)   (0.60)   (0.53)
                          -----        -----    -----    -----
Net Asset Value, End
 of Period............   $10.41       $10.57   $10.56   $10.67
                         ======       ======   ======   ======
Total Return..........     1.07%/(e)/   4.28%    4.93%   11.45%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,183       $6,339   $6,195   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.66%/(f)/   0.66%    0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.35%/(f)/   4.05%    4.90%    5.65%/(f)/
 Portfolio Turnover
  Rate................    186.2%/(f)/   71.3%    60.8%    80.3%/(f)/

                          2004/(D)/     2003     2002    2001/(G)/
                          ----          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.55       $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.41     0.52     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.05)        0.02    (0.04)    0.61
                          -----         ----    -----     ----
 Total From Investment
            Operations     0.12         0.43     0.48     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)       (0.42)   (0.50)   (0.52)
 Distributions from
  Realized Gains......    (0.08)          --    (0.09)      --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.27)       (0.42)   (0.59)   (0.52)
                          -----        -----    -----    -----
Net Asset Value, End
 of Period............   $10.40       $10.55   $10.54   $10.65
                         ======       ======   ======   ======
Total Return..........     1.11%/(e)/   4.17%    4.81%   11.15%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $11   $1,483   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.78%/(f)/   0.78%    0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.29%/(f)/   3.92%    4.89%    5.52%/(f)/
 Portfolio Turnover
  Rate................    186.2%/(f)/   71.3%    60.8%    80.3%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2004/(D)/    2003     2002    2001/(G)/
                         ----         ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.59      $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.21        0.48     0.51     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.10)       0.05    (0.08)    0.63
                         -----        ----    -----     ----
 Total From Investment
            Operations    0.11        0.53     0.43     1.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.22)      (0.45)   (0.49)   (0.52)
 Distributions from
  Realized Gains......   (0.05)         --    (0.09)      --
 ----                    -----                -----
   Total Dividends and
         Distributions   (0.27)      (0.45)   (0.58)   (0.52)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.43      $10.59   $10.51   $10.66
                        ======      ======   ======   ======
Total Return..........    0.97%/(e)/  5.08%    4.34%   10.91%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $149        $105   $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..    0.97%/(f)/  0.97%    0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.89%/(f)/  4.15%    4.88%    5.44%/(f)/
 Portfolio Turnover
  Rate................    44.8%/(f)/  38.8%    94.1%   101.3%/(f)/

                         2004/(D)/    2003     2002    2001/(G)/
                         ----         ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.59      $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.20        0.43     0.49     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.10)       0.08    (0.08)    0.64
                         -----        ----    -----     ----
 Total From Investment
            Operations    0.10        0.51     0.41     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.21)      (0.43)   (0.47)   (0.51)
 Distributions from
  Realized Gains......   (0.05)         --    (0.09)      --
 ----                    -----                -----
   Total Dividends and
         Distributions   (0.26)      (0.43)   (0.56)   (0.51)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.43      $10.59   $10.51   $10.66
                        ======      ======   ======   ======
Total Return..........    0.88%/(e)/  4.90%    4.15%   10.76%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,247      $2,094   $2,229   $2,667
 Ratio of Expenses to
  Average Net Assets..    1.15%/(f)/  1.15%    1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.71%/(f)/  3.85%    4.70%    5.26%/(f)/
 Portfolio Turnover
  Rate................    44.8%/(f)/  38.8%    94.1%   101.3%/(f)/

                         2004/(D)/    2003     2002    2001/(H)/
                         ----         ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.72      $10.64   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.19        0.39     0.46     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)       0.10    (0.05)    0.38
                         -----        ----    -----     ----
 Total From Investment
            Operations    0.10        0.49     0.41     0.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.20)      (0.41)   (0.45)   (0.34)
 Distributions from
  Realized Gains......   (0.05)         --    (0.09)      --
 ----                    -----                -----
   Total Dividends and
         Distributions   (0.25)      (0.41)   (0.54)   (0.34)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.57      $10.72   $10.64   $10.77
                        ======      ======   ======   ======
Total Return /(b)/ ...    0.84%/(e)/  4.60%    4.09%    6.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,635      $9,419   $5,545   $1,214
 Ratio of Expenses to
  Average Net Assets..    1.38%/(f)/  1.40%    1.35%    1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    1.56%/(f)/  1.67%      --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.48%/(f)/  3.59%    4.44%    4.97%/(f)/
 Portfolio Turnover
  Rate................    44.8%/(f)/  38.8%    94.1%   101.3%/(f)/

                         2004/(D)/    2003     2002    2001/(H)/
                         ----         ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.81      $10.72   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.24        0.50     0.57     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)       0.10     0.02     0.37
                         -----        ----     ----     ----
 Total From Investment
            Operations    0.15        0.60     0.59     0.78
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)      (0.51)   (0.55)   (0.41)
 Distributions from
  Realized Gains......   (0.05)         --    (0.09)      --
 ----                    -----                -----
   Total Dividends and
         Distributions   (0.30)      (0.51)   (0.64)   (0.41)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.66      $10.81   $10.72   $10.77
                        ======      ======   ======   ======
Total Return..........    1.33%/(e)/  5.66%    5.81%    7.28%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10         $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..    0.40%/(f)/  0.40%    0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.47%/(f)/  4.62%    5.45%    5.94%/(f)/
 Portfolio Turnover
  Rate................    44.8%/(f)/  38.8%    94.1%   101.3%/(f)/

                         2004/(D)/    2003     2002    2001/(G)/
                         ----         ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.58      $10.50   $10.65   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.22        0.46     0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)       0.10    (0.07)    0.65
                         -----        ----    -----     ----
 Total From Investment
            Operations    0.13        0.56     0.46     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)      (0.48)   (0.52)   (0.54)
 Distributions from
  Realized Gains......   (0.05)         --    (0.09)      --
 ----                    -----                -----
   Total Dividends and
         Distributions   (0.29)      (0.48)   (0.61)   (0.54)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.42      $10.58   $10.50   $10.65
                        ======      ======   ======   ======
Total Return..........    1.13%/(e)/  5.41%    4.66%   10.96%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,313      $3,080   $2,246   $2,662
 Ratio of Expenses to
  Average Net Assets..    0.66%/(f)/  0.66%    0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.20%/(f)/  4.37%    5.19%    5.74%/(f)/
 Portfolio Turnover
  Rate................    44.8%/(f)/  38.8%    94.1%   101.3%/(f)/

                         2004/(D)/    2003     2002    2001/(G)/
                         ----         ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.60      $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.21        0.51     0.53     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.10)       0.05    (0.08)    0.63
                         -----        ----    -----     ----
 Total From Investment
            Operations    0.11        0.56     0.45     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.23)      (0.47)   (0.51)   (0.53)
 Distributions from
  Realized Gains......   (0.05)         --    (0.09)      --
 ----                    -----                -----
   Total Dividends and
         Distributions   (0.28)      (0.47)   (0.60)   (0.53)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.43      $10.60   $10.51   $10.66
                        ======      ======   ======   ======
Total Return..........    0.97%/(e)/  5.38%    4.53%   11.07%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $97         $20   $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..    0.78%/(f)/  0.78%    0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.03%/(f)/  4.35%    5.08%    5.63%/(f)/
 Portfolio Turnover
  Rate................    44.8%/(f)/  38.8%    94.1%   101.3%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 27, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.39       $10.40    $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12         0.29      0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.03)        0.02     (0.15)    0.49
                          -----         ----     -----     ----
 Total From Investment
            Operations     0.09         0.31      0.38     1.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.32)    (0.40)   (0.50)
 Distributions from
  Realized Gains......    (0.04)          --     (0.11)      --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.17)       (0.32)    (0.51)   (0.50)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.31       $10.39    $10.40   $10.53
                         ======       ======    ======   ======
Total Return..........     0.83%/(e)/   3.02%     3.91%    9.96%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $909         $809      $446   $2,631
 Ratio of Expenses to
  Average Net Assets..     0.97%/(f)/   0.97%     0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.36%/(f)/   2.89%     4.17%    5.28%/(f)/
 Portfolio Turnover
  Rate................     74.6%/(f)/   72.3%    105.8%    68.4%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.36       $10.38    $10.51   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12         0.28      1.89     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)          --     (1.52)    0.47
  ----                    -----                  -----     ----
 Total From Investment
            Operations     0.04         0.28      0.37     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.30)    (0.39)   (0.48)
 Distributions from
  Realized Gains......    (0.04)          --     (0.11)      --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.16)       (0.30)    (0.50)   (0.48)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.24       $10.36    $10.38   $10.51
                         ======       ======    ======   ======
Total Return..........     0.35%/(e)/   2.75%     3.72%    9.61%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $265         $292       $40   $2,631
 Ratio of Expenses to
  Average Net Assets..     1.15%/(f)/   1.15%     1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.27%/(f)/   2.60%     4.07%    5.11%/(f)/
 Portfolio Turnover
  Rate................     74.6%/(f)/   72.3%    105.8%    68.4%/(f)/

                          2004/(D)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.38       $10.39    $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.25      0.37     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)        0.02     (0.04)    0.30
                          -----         ----     -----     ----
 Total From Investment
            Operations     0.03         0.27      0.33     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.28)    (0.37)   (0.33)
 Distributions from
  Realized Gains......    (0.04)          --     (0.11)      --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.15)       (0.28)    (0.48)   (0.33)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.26       $10.38    $10.39   $10.54
                         ======       ======    ======   ======
Total Return /(b)/ ...     0.28%/(e)/   2.64%     3.33%    6.02%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $42,289      $35,847   $12,108     $996
 Ratio of Expenses to
  Average Net Assets..     1.23%/(f)/   1.33%     1.35%    1.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.23%/(f)/   1.33%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.19%/(f)/   2.46%     3.56%    4.75%/(f)/
 Portfolio Turnover
  Rate................     74.6%/(f)/   72.3%    105.8%    68.4%/(f)/

                          2004/(D)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.38       $10.39    $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16         0.39      0.47     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)       (0.02)    (0.04)    0.30
                          -----        -----     -----     ----
 Total From Investment
            Operations     0.08         0.37      0.43     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.38)    (0.47)   (0.39)
 Distributions from
  Realized Gains......    (0.04)          --     (0.11)      --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.20)       (0.38)    (0.58)   (0.39)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.26       $10.38    $10.39   $10.54
                         ======       ======    ======   ======
Total Return..........     0.73%/(e)/   3.62%     4.29%    6.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10          $10    $9,450   $1,214
 Ratio of Expenses to
  Average Net Assets..     0.40%/(f)/   0.40%     0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.01%/(f)/   3.73%     4.54%    5.59%/(f)/
 Portfolio Turnover
  Rate................     74.6%/(f)/   72.3%    105.8%    68.4%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.37       $10.39    $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14         0.33      0.47     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)          --     (0.06)    0.50
  ----                    -----                  -----     ----
 Total From Investment
            Operations     0.06         0.33      0.41     1.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)       (0.35)    (0.44)   (0.52)
 Distributions from
  Realized Gains......    (0.04)          --     (0.11)      --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.18)       (0.35)    (0.55)   (0.52)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.25       $10.37    $10.39   $10.53
                         ======       ======    ======   ======
Total Return..........     0.60%/(e)/   3.25%     4.13%   10.21%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,197       $3,352    $2,694   $2,633
 Ratio of Expenses to
  Average Net Assets..     0.66%/(f)/   0.66%     0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.76%/(f)/   3.19%     4.41%    5.76%/(f)/
 Portfolio Turnover
  Rate................     74.6%/(f)/   72.3%    105.8%    68.4%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.29       $10.31    $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14         0.32      6.39     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.07)          --     (6.07)    0.49
  ----                    -----                  -----     ----
 Total From Investment
            Operations     0.07         0.32      0.32     1.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)       (0.34)    (0.43)   (0.51)
 Distributions from
  Realized Gains......    (0.04)          --     (0.11)      --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.18)       (0.34)    (0.54)   (0.51)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.18       $10.29    $10.31   $10.53
                         ======       ======    ======   ======
Total Return..........     0.64%/(e)/   3.15%     3.20%   10.11%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $11       $11   $2,632
 Ratio of Expenses to
  Average Net Assets..     0.78%/(f)/   0.78%     0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.64%/(f)/   3.08%     4.37%    5.47%/(f)/
 Portfolio Turnover
  Rate................     74.6%/(f)/   72.3%    105.8%    68.4%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):


                          2004/(E)/    2003     2002      2001/(H)/
                          ----         ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $13.00       $8.74    $8.32     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04        0.08       --       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.79        4.18     0.46      (1.97)
                           ----        ----     ----      -----
 Total From Investment
            Operations     0.83        4.26     0.46      (1.90)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)         --    (0.04)     (0.02)
  ---                     -----                -----      -----
   Total Dividends and
         Distributions    (0.08)         --    (0.04)     (0.02)
  ---                     -----                -----      -----
Net Asset Value, End
 of Period............   $13.75      $13.00    $8.74      $8.32
                         ======      ======    =====      =====
Total Return..........     6.42%/(f)/ 48.74%    5.53%    (19.24)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,725      $2,484   $1,543     $1,041
 Ratio of Expenses to
  Average Net Assets..     1.90%/(g)/  1.92%    1.92%      1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.92%/(g)/  1.92%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.62%/(g)/  0.76%    0.10%      0.90%/(g)/
 Portfolio Turnover
  Rate................    117.9%/(g)/ 144.7%   151.0%     156.3%/(g)/

                          2004/(E)/    2003     2002      2001/(H)/
                          ----         ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.96       $8.73    $8.31     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03        0.06       --       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.79        4.17     0.45      (1.97)
                           ----        ----     ----      -----
 Total From Investment
            Operations     0.82        4.23     0.45      (1.91)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)         --    (0.03)     (0.02)
  ---                     -----                -----      -----
   Total Dividends and
         Distributions    (0.06)         --    (0.03)     (0.02)
  ---                     -----                -----      -----
Net Asset Value, End
 of Period............   $13.72      $12.96    $8.73      $8.31
                         ======      ======    =====      =====
Total Return..........     6.34%/(f)/ 48.45%    5.34%    (19.33)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,739      $1,630   $1,093     $1,040
 Ratio of Expenses to
  Average Net Assets..     2.08%/(g)/  2.10%    2.10%      2.10%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.10%/(g)/  2.10%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.43%/(g)/  0.59%      --       0.73%/(g)/
 Portfolio Turnover
  Rate................    117.9%/(g)/ 144.7%   151.0%     156.3%/(g)/

                          2004/(E)/    2003     2002      2001/(I)/
                          ----         ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.82       $8.68    $8.26     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01          --    (0.02)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.78        4.14     0.45      (2.04)
                           ----        ----     ----      -----
 Total From Investment
            Operations     0.79        4.14     0.43      (2.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --          --    (0.01)        --
  ----                                         -----
   Total Dividends and
         Distributions       --          --    (0.01)        --
  ----                                         -----
Net Asset Value, End
 of Period............   $13.61      $12.82    $8.68      $8.26
                         ======      ======    =====      =====
Total Return /(c)/ ...     6.19%/(f)/ 47.70%    5.17%    (19.41)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,441      $8,956   $2,240       $347
 Ratio of Expenses to
  Average Net Assets..     2.45%/(g)/  2.65%    2.30%      2.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.46%/(g)/  3.31%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.13%/(g)/  0.05%   (0.28)%     0.42%/(g)/
 Portfolio Turnover
  Rate................    117.9%/(g)/ 144.7%   151.0%     156.3%/(g)/

                          2004/(E)/    2003     2002      2001/(I)/
                          ----         ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $13.06       $8.72    $8.31     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08        0.03     0.09       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.79        4.31     0.42      (2.03)
                           ----        ----     ----      -----
 Total From Investment
            Operations     0.87        4.34     0.51      (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)         --    (0.10)        --
  ---                     -----                -----
   Total Dividends and
         Distributions    (0.16)         --    (0.10)        --
  ---                     -----                -----
Net Asset Value, End
 of Period............   $13.77      $13.06    $8.72      $8.31
                         ======      ======    =====      =====
Total Return..........     6.69%/(f)/ 49.77%    6.03%    (18.93)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $13         $13   $2,517       $314
 Ratio of Expenses to
  Average Net Assets..     1.33%/(g)/  1.35%    1.35%      1.35%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.35%/(g)/  1.35%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.18%/(g)/  0.34%    0.73%      3.65%/(g)/
 Portfolio Turnover
  Rate................    117.9%/(g)/ 144.7%   151.0%     156.3%/(g)/

                          2004/(E)/    2003     2002      2001/(H)/
                          ----         ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $13.07       $8.76    $8.33     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07        0.10     0.05       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.79        4.21     0.45      (1.97)
                           ----        ----     ----      -----
 Total From Investment
            Operations     0.86        4.31     0.50      (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)         --    (0.07)     (0.02)
  ---                     -----                -----      -----
   Total Dividends and
         Distributions    (0.13)         --    (0.07)     (0.02)
  ---                     -----                -----      -----
Net Asset Value, End
 of Period............   $13.80      $13.07    $8.76      $8.33
                         ======      ======    =====      =====
Total Return..........     6.56%/(f)/ 49.20%    5.97%    (19.22)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,011      $2,506   $1,102     $1,042
 Ratio of Expenses to
  Average Net Assets..     1.59%/(g)/  1.61%    1.61%      1.61%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.61%/(g)/  1.61%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.94%/(g)/  1.01%    0.49%      0.69%/(g)/
 Portfolio Turnover
  Rate................    117.9%/(g)/ 144.7%   151.0%     156.3%/(g)/

                          2004/(E)/    2003     2002      2001/(H)/
                          ----         ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $13.05       $8.76    $8.33     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06        0.10     0.04       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.79        4.19     0.45      (1.97)
                           ----        ----     ----      -----
 Total From Investment
            Operations     0.85        4.29     0.49      (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)         --    (0.06)     (0.02)
  ---                     -----                -----      -----
   Total Dividends and
         Distributions    (0.11)         --    (0.06)     (0.02)
  ---                     -----                -----      -----
Net Asset Value, End
 of Period............   $13.79      $13.05    $8.76      $8.33
                         ======      ======    =====      =====
Total Return..........     6.53%/(f)/ 48.97%    5.85%    (19.14)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,726      $1,633   $1,095     $1,043
 Ratio of Expenses to
  Average Net Assets..     1.71%/(g)/  1.73%    1.72%      1.73%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.73%/(g)/  1.73%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.80%/(g)/  0.96%    0.38%      1.09%/(g)/
 Portfolio Turnover
  Rate................    117.9%/(g)/ 144.7%   151.0%     156.3%/(g)/

See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.
(b) Expense ratio without fees paid indirectly.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
(e) Six months ended April 30, 2004.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.
(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                               2004/(E)/     2003         2002      2001/(J)/
                               ----          ----         ----      ----
INTERNATIONAL FUND I
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..         $8.00        $6.51        $7.40     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............          0.02         0.07        (0.02)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........          0.76         1.45        (0.87)     (2.83)
                                ----         ----        -----      -----
 Total From Investment
            Operations          0.78         1.52        (0.89)     (2.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...         (0.02)       (0.03)          --         --
 -----                         -----        -----
   Total Dividends and
         Distributions         (0.02)       (0.03)          --         --
 -----                         -----        -----
Net Asset Value, End
 of Period............         $8.76        $8.00        $6.51      $7.40
                               =====        =====        =====      =====
Total Return..........          9.71%/(f)/  23.36%      (12.03)%   (26.92)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $7,125       $4,173       $3,304       $926
 Ratio of Expenses to
  Average Net Assets..          1.46%/(g)/   1.47%        1.47%      1.47%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...          1.47%/(g)/   1.47%        1.47%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..          0.47%/(g)/   0.95%        0.46%      0.79%/(g)/
 Portfolio Turnover
  Rate................  144.6%/(g)(h)/      162.2%/(i)/   71.4%      86.8%/(g)/

                               2004/(E)/     2003         2002      2001/(J)/
                               ----          ----         ----      ----
INTERNATIONAL FUND I
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..         $7.96        $6.47        $7.38     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............          0.01         0.04        (0.02)      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........          0.75         1.47        (0.89)     (2.84)
                                ----         ----        -----      -----
 Total From Investment
            Operations          0.76         1.51        (0.91)     (2.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...            --        (0.02)          --         --
 -----                            --        -----
   Total Dividends and
         Distributions            --        (0.02)          --         --
 -----                            --        -----
Net Asset Value, End
 of Period............         $8.72        $7.96        $6.47      $7.38
                               =====        =====        =====      =====
Total Return..........          9.57%/(f)/  23.30%      (12.33)%   (27.12)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $5,390       $3,060       $3,172       $974
 Ratio of Expenses to
  Average Net Assets..          1.64%/(g)/   1.65%        1.65%      1.65%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...          1.65%/(g)/   1.65%        1.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..          0.23%/(g)/   0.61%        0.38%      0.60%/(g)/
 Portfolio Turnover
  Rate................  144.6%/(g)(h)/      162.2%/(i)/   71.4%      86.8%/(g)/

                               2004/(E)/     2003         2002      2001/(K)/
                               ----          ----         ----      ----
INTERNATIONAL FUND I
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..         $7.98        $6.49        $7.42      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............            --         0.02         0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........          0.76         1.47        (0.94)     (2.11)
                                ----         ----        -----      -----
 Total From Investment
            Operations          0.76         1.49        (0.93)     (2.12)
                                ----         ----        -----      -----
Net Asset Value, End
 of Period............         $8.74        $7.98        $6.49      $7.42
                               =====        =====        =====      =====
Total Return /(c)/ ...          9.52%/(f)/  22.98%      (12.53)%   (22.22)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $49,154      $33,430      $10,104     $2,165
 Ratio of Expenses to
  Average Net Assets..          1.82%/(g)/   2.05%        1.85%      1.81%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...          1.91%/(g)/   2.15%        1.85%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..          0.06%/(g)/   0.24%        0.03%     (0.36)%/(g)/
 Portfolio Turnover
  Rate................  144.6%/(g)(h)/      162.2%/(i)/   71.4%      86.8%/(g)/

                               2004/(E)/     2003         2002      2001/(K)/
                               ----          ----         ----      ----
INTERNATIONAL FUND I
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..         $8.01        $6.52        $7.46      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............          0.04         0.06         0.02         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........          0.76         1.50        (0.88)     (2.08)
                                ----         ----        -----      -----
 Total From Investment
            Operations          0.80         1.56        (0.86)     (2.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...         (0.06)       (0.07)       (0.08)        --
 ----                          -----        -----        -----
   Total Dividends and
         Distributions         (0.06)       (0.07)       (0.08)        --
 ----                          -----        -----        -----
Net Asset Value, End
 of Period............         $8.75        $8.01        $6.52      $7.46
                               =====        =====        =====      =====
Total Return..........         10.07%/(f)/  24.09%      (11.60)%   (21.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $12,046       $8,611      $20,504     $1,782
 Ratio of Expenses to
  Average Net Assets..          0.89%/(g)/   0.90%        0.90%      0.90%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...          0.90%/(g)/   0.90%        0.90%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..          0.95%/(g)/   0.91%        1.15%      0.34%/(g)/
 Portfolio Turnover
  Rate................  144.6%/(g)(h)/      162.2%/(i)/   71.4%      86.8%/(g)/

                               2004/(E)/     2003         2002      2001/(J)/
                               ----          ----         ----      ----
INTERNATIONAL FUND I
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..         $8.01        $6.51        $7.41     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............          0.03         0.08        (0.01)      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........          0.77         1.47        (0.85)     (2.81)
                                ----         ----        -----      -----
 Total From Investment
            Operations          0.80         1.55        (0.86)     (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...         (0.04)       (0.05)       (0.04)        --
 ----                          -----        -----        -----
   Total Dividends and
         Distributions         (0.04)       (0.05)       (0.04)        --
 ----                          -----        -----        -----
Net Asset Value, End
 of Period............         $8.77        $8.01        $6.51      $7.41
                               =====        =====        =====      =====
Total Return..........         10.03%/(f)/  23.90%      (11.61)%   (26.82)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $9,254       $7,169       $4,166       $925
 Ratio of Expenses to
  Average Net Assets..          1.15%/(g)/   1.16%        1.16%      1.16%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...          1.16%/(g)/   1.16%        1.16%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..          0.67%/(g)/   1.15%        0.75%      0.21%/(g)/
 Portfolio Turnover
  Rate................  144.6%/(g)(h)/      162.2%/(i)/   71.4%      86.8%/(g)/

                               2004/(E)/     2003         2002      2001/(J)/
                               ----          ----         ----      ----
INTERNATIONAL FUND I
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..         $8.08        $6.50        $7.41     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............          0.04         0.08        (0.01)      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........          0.78         1.54        (0.87)     (2.83)
                                ----         ----        -----      -----
 Total From Investment
            Operations          0.82         1.62        (0.88)     (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...         (0.03)       (0.04)       (0.03)        --
 ----                          -----        -----        -----
   Total Dividends and
         Distributions         (0.03)       (0.04)       (0.03)        --
 ----                          -----        -----        -----
Net Asset Value, End
 of Period............         $8.87        $8.08        $6.50      $7.41
                               =====        =====        =====      =====
Total Return..........         10.18%/(f)/  25.01%      (11.96)%   (26.82)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $1,337          $60       $2,381       $927
 Ratio of Expenses to
  Average Net Assets..          1.28%/(g)/   1.28%        1.28%      1.28%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...          1.28%/(g)/   1.28%        1.28%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..          0.87%/(g)/   1.03%        0.76%      0.98%/(g)/
 Portfolio Turnover
  Rate................  144.6%/(g)(h)/      162.2%/(i)/   71.4%      86.8%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.
/(i) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(j) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.
/(k) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(E)/      2003       2002      2001/(H)/
                           ----           ----       ----      ----
INTERNATIONAL FUND II
---------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.58         $6.83      $7.55     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03          0.05       0.02      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.02          1.70      (0.70)     (2.56)
                            ----          ----      -----      -----
 Total From Investment
            Operations      1.05          1.75      (0.68)     (2.63)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)           --      (0.04)        --
 ------                    -----                    -----
   Total Dividends and
         Distributions     (0.05)           --      (0.04)        --
 -------                   -----                    -----
Net Asset Value, End
 of Period............     $9.58         $8.58      $6.83      $7.55
                           =====         =====      =====      =====
Total Return..........     12.25%/(f)/   25.62%     (9.07)%   (25.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,173        $2,591     $1,405       $756
 Ratio of Expenses to
  Average Net Assets..      1.57%/(g)/    1.57%      1.57%      1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --          1.57%      1.57%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.68%/(g)/    0.65%      0.10%      0.34%/(g)/
 Portfolio Turnover
  Rate................     185.7%/(g)/   135.3%      96.9%     143.1%/(g)/

                           2004/(E)/      2003       2002      2001/(H)/
                           ----           ----       ----      ----
INTERNATIONAL FUND II
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $8.25         $6.58      $7.53     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03          0.05      (0.08)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.97          1.62      (0.84)     (2.57)
                            ----          ----      -----      -----
 Total From Investment
            Operations      1.00          1.67      (0.92)     (2.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)           --      (0.03)        --
 -------                   -----                    -----
   Total Dividends and
         Distributions     (0.04)           --      (0.03)        --
 -------                   -----                    -----
Net Asset Value, End
 of Period............     $9.21         $8.25      $6.58      $7.53
                           =====         =====      =====      =====
Total Return..........     12.09%/(f)/   25.38%    (12.32)%   (25.96)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,900          $568       $199       $754
 Ratio of Expenses to
  Average Net Assets..      1.75%/(g)/    1.75%      1.74%      1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --          1.75%      1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.67%/(g)/    0.73%     (0.03)%     0.16%/(g)/
 Portfolio Turnover
  Rate................     185.7%/(g)/   135.3%      96.9%     143.1%/(g)/

                           2004/(E)/      2003       2002      2001/(I)/
                           ----           ----       ----      ----
INTERNATIONAL FUND II
---------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $8.28         $6.62      $7.56      $9.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01          0.01       0.04      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.98          1.65      (0.97)     (1.72)
                            ----          ----      -----      -----
 Total From Investment
            Operations      0.99          1.66      (0.93)     (1.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)           --      (0.01)        --
 ------                    -----                    -----
   Total Dividends and
         Distributions     (0.01)           --      (0.01)        --
 ------                    -----                    -----
Net Asset Value, End
 of Period............     $9.26         $8.28      $6.62      $7.56
                           =====         =====      =====      =====
Total Return /(c)/ ...     11.96%/(f)/   25.08%    (12.33)%   (18.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $13,811        $8,079     $3,871       $931
 Ratio of Expenses to
  Average Net Assets..      2.10%/(g)/    2.10%      1.95%      1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.13%/(g)/    2.65%      1.95%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.16%/(g)/    0.18%     (0.11)%    (0.38)%/(g)/
 Portfolio Turnover
  Rate................     185.7%/(g)/   135.3%      96.9%     143.1%/(g)/

                           2004/(E)/      2003       2002      2001/(H)/
                           ----           ----       ----      ----
INTERNATIONAL FUND II
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.38         $6.63      $7.58     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06          0.10      (0.01)      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.99          1.65      (0.86)     (2.70)
                            ----          ----      -----      -----
 Total From Investment
            Operations      1.05          1.75      (0.87)     (2.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)           --      (0.08)        --
 ------                    -----                    -----
   Total Dividends and
         Distributions     (0.10)           --      (0.08)        --
 ------                    -----                    -----
Net Asset Value, End
 of Period............     $9.33         $8.38      $6.63      $7.58
                           =====         =====      =====      =====
Total Return..........     12.61%/(f)/   26.40%    (11.58)%   (25.47)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $291,470      $208,785   $117,442     $2,176
 Ratio of Expenses to
  Average Net Assets..      1.00%/(g)/    1.00%      0.99%      1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --          1.00%      1.00%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.23%/(g)/    1.37%      0.93%      0.36%/(g)/
 Portfolio Turnover
  Rate................     185.7%/(g)/   135.3%      96.9%     143.1%/(g)/

                           2004/(E)/      2003       2002      2001/(H)/
                           ----           ----       ----      ----
INTERNATIONAL FUND II
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $8.34         $6.61      $7.55     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04          0.08       0.02      (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.99          1.65      (0.90)     (2.59)
                            ----          ----      -----      -----
 Total From Investment
            Operations      1.03          1.73      (0.88)     (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.08)           --      (0.06)        --
 ------                    -----                    -----
   Total Dividends and
         Distributions     (0.08)           --      (0.06)        --
 ------                    -----                    -----
Net Asset Value, End
 of Period............     $9.29         $8.34      $6.61      $7.55
                           =====         =====      =====      =====
Total Return..........     12.38%/(f)/   26.17%    (11.72)%   (25.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $882          $685       $623       $756
 Ratio of Expenses to
  Average Net Assets..      1.26%/(g)/    1.26%      1.25%      1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --          1.26%      1.26%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.93%/(g)/    1.09%      0.43%      0.65%/(g)/
 Portfolio Turnover
  Rate................     185.7%/(g)/   135.3%      96.9%     143.1%/(g)/

                           2004/(E)/      2003       2002      2001/(H)/
                           ----           ----       ----      ----
INTERNATIONAL FUND II
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $8.31         $6.60      $7.55     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04          0.08      (0.03)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.99          1.63      (0.86)     (2.58)
                            ----          ----      -----      -----
 Total From Investment
            Operations      1.03          1.71      (0.89)     (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)           --      (0.06)        --
 ------                    -----                    -----
   Total Dividends and
         Distributions     (0.07)           --      (0.06)        --
 ------                    -----                    -----
Net Asset Value, End
 of Period............     $9.27         $8.31      $6.60      $7.55
                           =====         =====      =====      =====
Total Return..........     12.41%/(f)/   25.91%    (11.96)%   (25.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $121          $106       $195       $756
 Ratio of Expenses to
  Average Net Assets..      1.38%/(g)/    1.38%      1.36%      1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --          1.38%      1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.79%/(g)/    1.12%      0.35%      0.53%/(g)/
 Portfolio Turnover
  Rate................     185.7%/(g)/   135.3%      96.9%     143.1%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.
(b) Expense ratio without fees paid indirectly.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
(e) Six months ended April 30, 2004.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares incurred an unrealized gain of $.18, $.18, $.19, $.19, and $.19 per share, respectively, from November 27,2000 through December 5, 2000.
(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(B)/    2003/(E)/
                          ----         ----
LARGECAP BLEND FUND I
---------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.07       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.64         2.03
                           ----         ----
 Total From Investment
            Operations     0.67         2.07

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --
 Distributions from
  Realized Gains......    (0.27)          --
  ----
   Total Dividends and
         Distributions    (0.31)          --
  ----                    -----
Net Asset Value, End
 of Period............   $12.43       $12.07
                         ======       ======
Total Return..........     5.64%/(c)/  20.70%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $124         $121
 Ratio of Expenses to
  Average Net Assets..     1.17%/(d)/   1.17%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.41%/(d)/   0.45%/(d)/
 Portfolio Turnover
  Rate................    117.3%/(d)/  109.2%/(d)/

                          2004/(B)/    2003/(E)/
                          ----         ----
LARGECAP BLEND FUND I
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.05       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.66         2.03
                           ----         ----
 Total From Investment
            Operations     0.67         2.05

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)          --
 Distributions from
  Realized Gains......    (0.27)          --
  ----
   Total Dividends and
         Distributions    (0.29)          --
  ----                    -----
Net Asset Value, End
 of Period............   $12.43       $12.05
                         ======       ======
Total Return..........     5.63%/(c)/  20.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $125         $120
 Ratio of Expenses to
  Average Net Assets..     1.35%/(d)/   1.35%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.23%/(d)/   0.27%/(d)/
 Portfolio Turnover
  Rate................    117.3%/(d)/  109.2%/(d)/

                          2004/(B)/    2003/(E)/
                          ----         ----
LARGECAP BLEND FUND I
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $12.12       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.66         2.02
                           ----         ----
 Total From Investment
            Operations     0.72         2.12

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)          --
                                          --
 Distributions from
  Realized Gains......    (0.27)          --
  ----
   Total Dividends and
         Distributions    (0.38)          --
  ----                    -----
Net Asset Value, End
 of Period............   $12.46       $12.12
                         ======       ======
Total Return..........     6.04%/(c)/  21.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,632      $11,910
 Ratio of Expenses to
  Average Net Assets..     0.60%/(d)/   0.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.98%/(d)/   1.02%/(d)/
 Portfolio Turnover
  Rate................    117.3%/(d)/  109.2%/(d)/

                          2004/(B)/    2003/(E)/
                          ----         ----
LARGECAP BLEND FUND I
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.10       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.66         2.03
                           ----         ----
 Total From Investment
            Operations     0.70         2.10

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)          --
 Distributions from
  Realized Gains......    (0.27)          --
  ----
   Total Dividends and
         Distributions    (0.35)          --
  ----                    -----
Net Asset Value, End
 of Period............   $12.45       $12.10
                         ======       ======
Total Return..........     5.86%/(c)/  21.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $124         $121
 Ratio of Expenses to
  Average Net Assets..     0.86%/(d)/   0.86%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.72%/(d)/   0.76%/(d)/
 Portfolio Turnover
  Rate................    117.3%/(d)/  109.2%/(d)/

                          2004/(B)/    2003/(E)/
                          ----         ----
LARGECAP BLEND FUND I
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $12.08       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.66         2.02
                           ----         ----
 Total From Investment
            Operations     0.70         2.08

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)          --
 Distributions from
  Realized Gains......    (0.27)          --
  ----
   Total Dividends and
         Distributions    (0.34)          --
  ----                    -----
Net Asset Value, End
 of Period............   $12.44       $12.08
                         ======       ======
Total Return..........     5.84%/(c)/  20.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $125         $121
 Ratio of Expenses to
  Average Net Assets..     0.98%/(d)/   0.98%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.60%/(d)/   0.64%/(d)/
 Portfolio Turnover
  Rate................    117.3%/(d)/  109.2%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(E)/      2003         2002      2001/(K)/
                          ----           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $6.12         $5.16        $6.30     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.01)       (0.02)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25          0.97        (1.12)     (3.67)
                           ----          ----        -----      -----
 Total From Investment
            Operations     0.24          0.96        (1.14)     (3.70)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........       --            --           --      (0.01)
  ----                                                          -----
   Total Dividends and
         Distributions       --            --           --      (0.01)
  ----                                                          -----
Net Asset Value, End
 of Period............    $6.36         $6.12        $5.16      $6.30
                          =====         =====        =====      =====
Total Return..........     3.92%/(f)/   18.60%/(h)/ (18.10)%   (35.88)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $799          $753         $646       $788
 Ratio of Expenses to
  Average Net Assets..     1.12%/(g)/    1.12%        1.12%      1.12%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.12%/(g)/    1.12%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.20)%/(g)/  (0.20)%      (0.29)%    (0.36)%/(g)/
 Portfolio Turnover
  Rate................     36.9%/(g)/    59.2%/(i)/   29.6%      37.5%/(g)/

                          2004/(E)/      2003         2002      2001/(K)/
                          ----           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $5.89         $5.15        $6.29     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.02)       (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23          0.76        (1.11)     (3.67)
                           ----          ----        -----      -----
 Total From Investment
            Operations     0.22          0.74        (1.14)     (3.71)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........       --            --           --      (0.01)
  ----                                                          -----
   Total Dividends and
         Distributions       --            --           --      (0.01)
  ----                                                          -----
Net Asset Value, End
 of Period............    $6.11         $5.89        $5.15      $6.29
                          =====         =====        =====      =====
Total Return..........     3.74%/(f)/   14.37%      (18.12)%   (35.98)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $30           $79         $644       $787
 Ratio of Expenses to
  Average Net Assets..     1.30%/(g)/    1.30%        1.30%      1.30%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.30%/(g)/    1.30%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.36)%/(g)/  (0.40)%      (0.47)%    (0.54)%/(g)/
 Portfolio Turnover
  Rate................     36.9%/(g)/    59.2%/(i)/   29.6%      37.5%/(g)/

                          2004/(E)/      2003         2002      2001/(L)/
                          ----           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.72         $5.01        $6.14      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.04)       (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.22          0.75        (1.12)     (1.48)
                           ----          ----        -----      -----
 Total From Investment
            Operations     0.20          0.71        (1.13)     (1.49)
                           ----          ----        -----      -----
Net Asset Value, End
 of Period............    $5.92         $5.72        $5.01      $6.14
                          =====         =====        =====      =====
Total Return /(c)/ ...     3.50%/(f)/   14.17%      (18.40)%   (20.05)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,178       $12,629       $5,092     $1,406
 Ratio of Expenses to
  Average Net Assets..     1.65%/(g)/    1.64%        1.50%      1.47%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.65%/(g)/    1.92%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.73)%/(g)/  (0.72)%      (0.64)%    (0.63)%/(g)/
 Portfolio Turnover
  Rate................     36.9%/(g)/    59.2%/(i)/   29.6%      37.5%/(g)/

                          2004/(E)/      2003         2002      2001/(L)/
                          ----           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $5.86         $5.09        $6.17      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01          0.02        (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23          0.75        (1.05)     (1.46)
                           ----          ----        -----      -----
 Total From Investment
            Operations     0.24          0.77        (1.08)     (1.46)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)           --           --         --
 -----
   Total Dividends and
         Distributions    (0.01)           --           --         --
 -----                    -----
Net Asset Value, End
 of Period............    $6.09         $5.86        $5.09      $6.17
                          =====         =====        =====      =====
Total Return..........     4.05%/(f)/   15.22%      (17.50)%   (19.66)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $95,774       $60,790      $23,787     $1,524
 Ratio of Expenses to
  Average Net Assets..     0.55%/(g)/    0.55%        0.55%      0.55%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.55%/(g)/    0.55%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.38%/(g)/    0.38%        0.34%      0.34%/(g)/
 Portfolio Turnover
  Rate................     36.9%/(g)/    59.2%/(i)/   29.6%      37.5%/(g)/

                          2004/(E)/      2003         2002      2001/(K)/
                          ----           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $5.95         $5.19        $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --          0.01         0.01      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23          0.75        (1.13)     (3.66)
                           ----          ----        -----      -----
 Total From Investment
            Operations     0.23          0.76        (1.12)     (3.69)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........       --            --           --      (0.01)
  ----                                                          -----
   Total Dividends and
         Distributions       --            --           --      (0.01)
  ----                                                          -----
Net Asset Value, End
 of Period............    $6.18         $5.95        $5.19      $6.31
                          =====         =====        =====      =====
Total Return..........     3.87%/(f)/   14.64%      (17.75)%   (35.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,281        $1,638       $1,584       $789
 Ratio of Expenses to
  Average Net Assets..     0.81%/(g)/    0.81%        0.81%      0.81%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.81%/(g)/    0.81%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.12%/(g)/    0.10%        0.06%     (0.07)%/(g)/
 Portfolio Turnover
  Rate................     36.9%/(g)/    59.2%/(i)/   29.6%      37.5%/(g)/

                          2004/(E)/      2003         2002      2001/(K)/
                          ----           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $6.05         $5.18        $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --            --        (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23          0.87        (1.12)     (3.67)
                           ----          ----        -----      -----
 Total From Investment
            Operations     0.23          0.87        (1.13)     (3.69)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........       --            --           --      (0.01)
  ----                                                          -----
   Total Dividends and
         Distributions       --            --           --      (0.01)
  ----                                                          -----
Net Asset Value, End
 of Period............    $6.28         $6.05        $5.18      $6.31
                          =====         =====        =====      =====
Total Return..........     3.80%/(f)/   16.80%/(j)/ (17.91)%   (35.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $47           $32         $648       $789
 Ratio of Expenses to
  Average Net Assets..     0.93%/(g)/    0.93%        0.92%      0.93%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.93%/(g)/    0.93%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.00%/(g)/   (0.03)%      (0.10)%    (0.17)%/(g)/
 Portfolio Turnover
  Rate................     36.9%/(g)/    59.2%/(i)/   29.6%      37.5%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.
(b) Expense ratio without fees paid indirectly.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
(e) Six months ended April 30, 2004.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all the shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(i) Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.
(j) During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(k) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000.
(l) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.06         $6.79     $8.11     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04          0.08      0.02       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.43          1.23     (1.30)     (2.40)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.47          1.31     (1.28)     (2.35)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)        (0.04)    (0.04)     (0.01)
                           -----         -----     -----      -----
   Total Dividends and
         Distributions     (0.05)        (0.04)    (0.04)     (0.01)
                           -----         -----     -----      -----
Net Asset Value, End
 of Period............     $8.48         $8.06     $6.79      $8.11
                           =====         =====     =====      =====
Total Return..........      5.83%/(e)/   19.43%   (15.86)%   (20.99)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $83,421       $31,362    $6,563     $1,015
 Ratio of Expenses to
  Average Net Assets..      0.72%/(f)/    0.72%     0.72%      0.72%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.89%/(f)/    1.04%     0.97%      0.70%/(f)/
 Portfolio Turnover
  Rate................      54.1%/(f)/     1.1%     67.9%     117.4%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $8.06         $6.77     $8.10     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03          0.06      0.03       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.42          1.26     (1.33)     (2.40)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.45          1.32     (1.30)     (2.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)        (0.03)    (0.03)     (0.01)
                           -----         -----     -----      -----
   Total Dividends and
         Distributions     (0.03)        (0.03)    (0.03)     (0.01)
                           -----         -----     -----      -----
Net Asset Value, End
 of Period............     $8.48         $8.06     $6.77      $8.10
                           =====         =====     =====      =====
Total Return..........      5.64%/(e)/   19.57%   (16.15)%   (21.09)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $37,539       $20,010    $2,099     $1,080
 Ratio of Expenses to
  Average Net Assets..      0.90%/(f)/    0.90%     0.90%      0.90%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.70%/(f)/    0.85%     0.71%      0.52%/(f)/
 Portfolio Turnover
  Rate................      54.1%/(f)/     1.1%     67.9%     117.4%/(f)/

                           2004/(D)/      2003      2002      2001/(H)/
                           ----           ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $7.99         $6.72     $8.04      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03          0.05      0.03       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.42          1.24     (1.34)     (1.34)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.45          1.29     (1.31)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)        (0.02)    (0.01)        --
  ----                     -----         -----     -----
   Total Dividends and
         Distributions     (0.02)        (0.02)    (0.01)        --
  ----                     -----         -----     -----
Net Asset Value, End
 of Period............     $8.42         $7.99     $6.72      $8.04
                           =====         =====     =====      =====
Total Return /(b)/ ...      5.68%/(e)/   19.19%   (16.31)%   (14.38)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $210,786      $154,666   $61,111    $12,926
 Ratio of Expenses to
  Average Net Assets..      0.95%/(f)/    1.11%     1.10%      1.07%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      0.95%/(f)/    1.13%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.68%/(f)/    0.66%     0.51%      0.36%/(f)/
 Portfolio Turnover
  Rate................      54.1%/(f)/     1.1%     67.9%     117.4%/(f)/

                           2004/(D)/      2003      2002      2001/(H)/
                           ----           ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.04         $6.76     $8.09      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06          0.12      0.11       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.43          1.24     (1.35)     (1.36)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.49          1.36     (1.24)     (1.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)        (0.08)    (0.09)        --
  ----                     -----         -----     -----
   Total Dividends and
         Distributions     (0.10)        (0.08)    (0.09)        --
  ----                     -----         -----     -----
Net Asset Value, End
 of Period............     $8.43         $8.04     $6.76      $8.09
                           =====         =====     =====      =====
Total Return..........      6.08%/(e)/   20.35%   (15.54)%   (13.84)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $187,597      $114,300        $7         $8
 Ratio of Expenses to
  Average Net Assets..      0.15%/(f)/    0.15%     0.15%      0.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.48%/(f)/    1.54%     1.44%      1.25%/(f)/
 Portfolio Turnover
  Rate................      54.1%/(f)/     1.1%     67.9%     117.4%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $8.12         $6.83     $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05          0.10      0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.43          1.25     (1.30)     (2.38)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.48          1.35     (1.23)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.08)        (0.06)    (0.07)     (0.01)
                           -----         -----     -----      -----
   Total Dividends and
         Distributions     (0.08)        (0.06)    (0.07)     (0.01)
                           -----         -----     -----      -----
Net Asset Value, End
 of Period............     $8.52         $8.12     $6.83      $8.13
                           =====         =====     =====      =====
Total Return..........      5.87%/(e)/   19.97%   (15.31)%   (20.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $113,923       $83,580   $30,529     $2,386
 Ratio of Expenses to
  Average Net Assets..      0.41%/(f)/    0.41%     0.41%      0.41%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.22%/(f)/    1.37%     1.22%      0.86%/(f)/
 Portfolio Turnover
  Rate................      54.1%/(f)/     1.1%     67.9%     117.4%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $8.08         $6.80     $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05          0.10      0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.44          1.24     (1.34)     (2.39)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.49          1.34     (1.27)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)        (0.06)    (0.06)     (0.01)
                           -----         -----     -----      -----
   Total Dividends and
         Distributions     (0.07)        (0.06)    (0.06)     (0.01)
                           -----         -----     -----      -----
Net Asset Value, End
 of Period............     $8.50         $8.08     $6.80      $8.13
                           =====         =====     =====      =====
Total Return..........      6.02%/(e)/   19.78%   (15.79)%   (20.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,192        $3,245    $1,108     $1,016
 Ratio of Expenses to
  Average Net Assets..      0.53%/(f)/    0.53%     0.52%      0.53%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.08%/(f)/    1.27%     1.07%      0.89%/(f)/
 Portfolio Turnover
  Rate................      54.1%/(f)/     1.1%     67.9%     117.4%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
LARGECAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.77        $8.23     $9.10     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.08      0.09       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.56         1.50     (0.91)     (1.12)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.62         1.58     (0.82)     (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.04)    (0.05)     (0.01)
                          -----        -----     -----      -----
   Total Dividends and
         Distributions    (0.07)       (0.04)    (0.05)     (0.01)
                          -----        -----     -----      -----
Net Asset Value, End
 of Period............   $10.32        $9.77     $8.23      $9.10
                         ======        =====     =====      =====
Total Return..........     6.31%/(f)/  19.26%    (9.09)%   (10.42)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $26         $248    $1,030     $1,138
 Ratio of Expenses to
  Average Net Assets..     0.98%/(g)/   1.01%     1.02%      1.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.02%/(g)/   1.02%     1.02%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.25%/(g)/   1.03%     0.98%      0.86%/(g)/
 Portfolio Turnover
  Rate................    252.2%/(g)/  179.1%    128.9%     116.0%/(g)/

                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
LARGECAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.81        $8.22     $9.09     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.07      0.08       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.54         1.54     (0.92)     (1.12)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.59         1.61     (0.84)     (1.07)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.02)    (0.03)     (0.01)
                          -----        -----     -----      -----
   Total Dividends and
         Distributions    (0.05)       (0.02)    (0.03)     (0.01)
                          -----        -----     -----      -----
Net Asset Value, End
 of Period............   $10.35        $9.81     $8.22      $9.09
                         ======        =====     =====      =====
Total Return..........     5.98%/(f)/  19.68%    (9.26)%   (10.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,798       $2,220    $2,033     $2,560
 Ratio of Expenses to
  Average Net Assets..     1.18%/(g)/   1.20%     1.20%      1.20%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.20%/(g)/   1.20%     1.20%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.90%/(g)/   0.84%     0.80%      0.70%/(g)/
 Portfolio Turnover
  Rate................    252.2%/(g)/  179.1%    128.9%     116.0%/(g)/

                          2004/(E)/     2003      2002      2001/(I)/
                          ----          ----      ----      ----
LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.74        $8.22     $9.09     $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.03      0.03       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.53         1.50     (0.89)     (1.05)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.56         1.53     (0.86)     (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.01)    (0.01)        --
 ----                     -----        -----     -----
   Total Dividends and
         Distributions    (0.01)       (0.01)    (0.01)        --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.29        $9.74     $8.22      $9.09
                         ======        =====     =====      =====
Total Return /(c)/ ...     5.78%/(f)/  18.60%    (9.44)%   (10.09)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,476      $10,876    $3,683     $1,083
 Ratio of Expenses to
  Average Net Assets..     1.45%/(g)/   1.62%     1.40%      1.35%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.52%/(g)/   1.91%     1.40%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.58%/(g)/   0.38%     0.59%      0.60%/(g)/
 Portfolio Turnover
  Rate................    252.2%/(g)/  179.1%    128.9%     116.0%/(g)/

                          2004/(E)/     2003      2002      2001/(I)/
                          ----          ----      ----      ----
LARGECAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.82        $8.27     $9.14     $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08         0.14      0.13       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.54         1.50     (0.90)     (1.00)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.62         1.64     (0.77)     (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.09)    (0.10)        --
 ----                     -----        -----     -----
   Total Dividends and
         Distributions    (0.12)       (0.09)    (0.10)        --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.32        $9.82     $8.27      $9.14
                         ======        =====     =====      =====
Total Return..........     6.36%/(f)/  19.97%    (8.54)%    (9.68)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $74,873      $59,663   $27,086     $1,946
 Ratio of Expenses to
  Average Net Assets..     0.44%/(g)/   0.45%     0.45%      0.45%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.45%/(g)/   0.45%     0.45%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.57%/(g)/   1.59%     1.58%      1.53%/(g)/
 Portfolio Turnover
  Rate................    252.2%/(g)/  179.1%    128.9%     116.0%/(g)/

                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
LARGECAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.83        $8.26     $9.13     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.12      0.02       0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.55         1.52     (0.81)     (1.17)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.62         1.64     (0.79)     (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.07)    (0.08)     (0.01)
                          -----        -----     -----      -----
   Total Dividends and
         Distributions    (0.10)       (0.07)    (0.08)     (0.01)
                          -----        -----     -----      -----
Net Asset Value, End
 of Period............   $10.35        $9.83     $8.26      $9.13
                         ======        =====     =====      =====
Total Return..........     6.29%/(f)/  19.93%    (8.79)%   (10.12)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,532       $3,282    $3,770     $1,141
 Ratio of Expenses to
  Average Net Assets..     0.70%/(g)/   0.71%     0.71%      0.71%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.71%/(g)/   0.71%     0.71%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.32%/(g)/   1.35%     1.25%      0.90%/(g)/
 Portfolio Turnover
  Rate................    252.2%/(g)/  179.1%    128.9%     116.0%/(g)/

                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
LARGECAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.79        $8.25     $9.12     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.10      0.11       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.54         1.50     (0.91)     (1.11)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.60         1.60     (0.80)     (1.04)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)       (0.06)    (0.07)     (0.01)
                          -----        -----     -----      -----
   Total Dividends and
         Distributions    (0.08)       (0.06)    (0.07)     (0.01)
                          -----        -----     -----      -----
Net Asset Value, End
 of Period............   $10.31        $9.79     $8.25      $9.12
                         ======        =====     =====      =====
Total Return..........     6.18%/(f)/  19.44%    (8.90)%   (10.22)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $14          $10    $1,031     $1,140
 Ratio of Expenses to
  Average Net Assets..     0.83%/(g)/   0.82%     0.82%      0.83%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.83%/(g)/   0.83%     0.82%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.20%/(g)/   1.24%     1.17%      1.05%/(g)/
 Portfolio Turnover
  Rate................    252.2%/(g)/  179.1%    128.9%     116.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.16 per share from December 1, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares recognized $.00 and $.01 of net investment income per share, respectively, and incurred an unrealized loss of $.16 and $.18 per share, respectively, from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                                                             2004/(E)/        2003         2002     2001/(K)/
                                                             ----             ----         ----     ----
MIDCAP BLEND FUND
-----------------
ADVISORS PREFERRED SHARES
-------------------------
Net Asset Value, Beginning of Period...........             $11.32           $9.04        $9.32    $10.21
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .                 --              --         0.02      0.03
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................               1.05            2.32        (0.28)    (0.90)
                                                              ----            ----        -----     -----
               Total From Investment Operations               1.05            2.32        (0.26)    (0.87)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........              (0.05)          (0.02)       (0.02)    (0.02)
 Tax Return of Capital Distribution............                 --           (0.02)          --        --
 -----                                                                       -----
              Total Dividends and Distributions              (0.05)          (0.04)       (0.02)    (0.02)
                                                             -----           -----        -----     -----
Net Asset Value, End of Period.................             $12.32          $11.32        $9.04     $9.32
                                                            ======          ======        =====     =====
Total Return...................................               9.27%/(f)/     25.73%       (2.78)%   (7.84)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......             $2,416          $3,744       $2,131    $1,164
 Ratio of Expenses to Average Net Assets.......               1.21%/(g)/      1.22%        1.22%     1.22%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(b)/ .......................................               1.22%/(g)/      1.22%        1.22%       --
 Ratio of Net Investment Income to Average Net
  Assets.......................................               0.16%/(g)/      0.22%        0.34%     0.26%/(g)/
 Portfolio Turnover Rate.......................        78.8%/(g)(h)/          35.3%/(i)/   62.0%     55.6%/(g)/

                                                             2004/(E)/        2003         2002     2001/(K)/
                                                             ----             ----         ----     ----
MIDCAP BLEND FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value, Beginning of Period...........             $11.30           $9.02        $9.30    $10.21
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .                 --              --         0.01      0.02
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................               1.01            2.30        (0.28)    (0.91)
                                                              ----            ----        -----     -----
               Total From Investment Operations               1.01            2.30        (0.27)    (0.89)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........              (0.03)          (0.01)       (0.01)    (0.02)
 Tax Return of Capital Distribution............                 --           (0.01)          --        --
 -----                                                                       -----
              Total Dividends and Distributions              (0.03)          (0.02)       (0.01)    (0.02)
                                                             -----           -----        -----     -----
Net Asset Value, End of Period.................             $12.28          $11.30        $9.02     $9.30
                                                            ======          ======        =====     =====
Total Return...................................               8.93%/(f)/     25.57%       (2.95)%   (8.04)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......               $257          $2,221       $1,138    $1,168
 Ratio of Expenses to Average Net Assets.......               1.34%/(g)/      1.40%        1.40%     1.40%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(b)/ .......................................               1.40%/(g)/      1.40%        1.40%       --
 Ratio of Net Investment Income to Average Net
  Assets.......................................               0.43%/(g)/      0.03%        0.11%     0.08%/(g)/
 Portfolio Turnover Rate.......................        78.8%/(g)(h)/          35.3%/(i)/   62.0%     55.6%/(g)/

                                                             2004/(E)/        2003         2002     2001/(L)/
                                                             ----             ----         ----     ----
MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value, Beginning of Period...........             $11.20           $8.95        $9.23     $9.95
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .                 --              --           --     (0.01)
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................               0.99            2.25        (0.28)    (0.71)
                                                              ----            ----        -----     -----
               Total From Investment Operations               0.99            2.25        (0.28)    (0.72)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........              (0.01)             --           --        --
 -----                                                       -----
              Total Dividends and Distributions              (0.01)             --           --        --
 -----                                                       -----
Net Asset Value, End of Period.................             $12.18          $11.20        $8.95     $9.23
                                                            ======          ======        =====     =====
Total Return /(c)/ ............................               8.81%/(f)/     25.20%       (3.03)%   (7.42)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......            $58,943         $41,132      $13,260    $2,568
 Ratio of Expenses to Average Net Assets.......               1.54%/(g)/      1.68%        1.60%     1.57%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(d)/ .......................................               1.54%/(g)/      1.78%        1.60%       --
 Ratio of Net Investment Income to Average Net
  Assets.......................................               0.04%/(g)/     (0.27)%         --     (0.19)%/(g)/
 Portfolio Turnover Rate.......................        78.8%/(g)(h)/          35.3%/(i)/   62.0%     55.6%/(g)/

                                                             2004/(E)/        2003         2002     2001/(L)/
                                                             ----             ----         ----     ----
MIDCAP BLEND FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value, Beginning of Period...........             $11.28           $9.01        $9.29     $9.95
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .               0.01            0.01         0.08      0.05
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................               1.10            2.35        (0.28)    (0.71)
                                                              ----            ----        -----     -----
               Total From Investment Operations               1.11            2.36        (0.20)    (0.66)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........              (0.11)          (0.04)       (0.08)       --
 Tax Return of Capital Distribution............                 --           (0.05)          --        --
 -----                                                                       -----
              Total Dividends and Distributions              (0.11)          (0.09)       (0.08)       --
 ----                                                        -----           -----        -----
Net Asset Value, End of Period.................             $12.28          $11.28        $9.01     $9.29
                                                            ======          ======        =====     =====
Total Return...................................               9.93%/(f)/     26.42%       (2.23)%   (6.82)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......                $11            $697           $9        $9
 Ratio of Expenses to Average Net Assets.......               0.61%/(g)/      0.65%        0.65%     0.65%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(b)/ .......................................               0.65%/(g)/      0.65%        0.65%       --
 Ratio of Net Investment Income to Average Net
  Assets.......................................               1.79%/(g)/      0.69%        0.86%     0.82%/(g)/
 Portfolio Turnover Rate.......................        78.8%/(g)(h)/          35.3%/(i)/   62.0%     55.6%/(g)/

                                                             2004/(E)/        2003         2002     2001/(K)/
                                                             ----             ----         ----     ----
MIDCAP BLEND FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value, Beginning of Period...........             $11.36           $9.07        $9.35    $10.21
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .                 --              --         0.05      0.06
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................               1.04            2.36        (0.28)    (0.90)
                                                              ----            ----        -----     -----
               Total From Investment Operations               1.04            2.36        (0.23)    (0.84)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........              (0.08)          (0.03)       (0.05)    (0.02)
 Tax Return of Capital Distribution............                 --           (0.04)          --        --
 -----                                                                       -----
              Total Dividends and Distributions              (0.08)          (0.07)       (0.05)    (0.02)
                                                             -----           -----        -----     -----
Net Asset Value, End of Period.................             $12.32          $11.36        $9.07     $9.35
                                                            ======          ======        =====     =====
Total Return...................................               9.22%/(f)/     26.14%       (2.47)%   (7.55)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......             $4,993          $5,764       $1,374    $1,168
 Ratio of Expenses to Average Net Assets.......               0.91%/(g)/      0.91%        0.91%     0.91%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(b)/ .......................................               0.91%/(g)/      0.91%        0.91%       --
 Ratio of Net Investment Income to Average Net
  Assets.......................................               0.71%/(g)/      0.50%        0.61%     0.56%/(g)/
 Portfolio Turnover Rate.......................        78.8%/(g)(h)/          35.3%/(i)/   62.0%     55.6%/(g)/

                                                             2004/(E)/        2003         2002     2001/(K)/
                                                             ----             ----         ----     ----
MIDCAP BLEND FUND
-----------------
SELECT SHARES
-------------
Net Asset Value, Beginning of Period...........             $11.34           $9.05        $9.33    $10.21
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .               0.01              --         0.05      0.04
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................               1.16            2.34        (0.29)    (0.90)
                                                              ----            ----        -----     -----
               Total From Investment Operations               1.17            2.34        (0.24)    (0.86)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........              (0.07)          (0.02)       (0.04)    (0.02)
 Tax Return of Capital Distribution............                 --           (0.03)          --        --
 -----                                                                       -----
              Total Dividends and Distributions              (0.07)          (0.05)       (0.04)    (0.02)
                                                             -----           -----        -----     -----
Net Asset Value, End of Period.................             $12.44          $11.34        $9.05     $9.33
                                                            ======          ======        =====     =====
Total Return...................................              10.34%/(f)(i)/  26.05%       (2.59)%   (7.75)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......                $11          $2,096       $1,131    $1,166
 Ratio of Expenses to Average Net Assets.......               0.91%/(g)/      1.03%        1.02%     1.03%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(b)/ .......................................               1.03%/(g)/      1.03%        1.02%       --
 Ratio of Net Investment Income to Average Net
  Assets.......................................               1.27%/(g)/      0.41%        0.49%     0.45%/(g)/
 Portfolio Turnover Rate.......................        78.8%/(g)(h)/          35.3%/(j)/   62.0%     55.6%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.
/(i) /During the period, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amount expressed herein is greater than would have been experienced without the withdrawal.
/(j) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(k) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.
/(l) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/      2003      2002      2001/(H)/
                          ----           ----      ----      ----
MIDCAP GROWTH FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $5.38         $4.15     $5.98     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.04)    (0.06)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11          1.27     (1.77)     (3.99)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.09          1.23     (1.83)     (4.03)
                           ----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.47         $5.38     $4.15      $5.98
                          =====         =====     =====      =====
Total Return..........     1.67%/(f)/   29.64%   (30.60)%   (39.03)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $24           $21      $431       $749
 Ratio of Expenses to
  Average Net Assets..     1.22%/(g)/    1.16%     1.22%      1.22%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.22%/(g)/    1.22%     1.22%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.62)%/(g)/  (0.71)%   (0.85)%    (0.82)%/(g)/
 Portfolio Turnover
  Rate................    356.1%/(g)/   290.7%    276.9%     299.0%/(g)/

                          2004/(E)/      2003      2002      2001/(H)/
                          ----           ----      ----      ----
MIDCAP GROWTH FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $5.35         $4.14     $5.97     $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.05)    (0.07)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11          1.26     (1.76)     (3.99)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.09          1.21     (1.83)     (4.05)
                           ----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.44         $5.35     $4.14      $5.97
                          =====         =====     =====      =====
Total Return..........     1.68%/(f)/   29.23%   (30.65)%   (39.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $642          $592      $450       $760
 Ratio of Expenses to
  Average Net Assets..     1.40%/(g)/    1.40%     1.40%      1.40%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.40%/(g)/    1.40%     1.40%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.81)%/(g)/  (0.95)%   (1.03)%    (1.01)%/(g)/
 Portfolio Turnover
  Rate................    356.1%/(g)/   290.7%    276.9%     299.0%/(g)/

                          2004/(E)/      2003      2002      2001/(I)/
                          ----           ----      ----      ----
MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.06         $3.94     $5.69      $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.06)    (0.06)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11          1.18     (1.69)     (2.11)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.08          1.12     (1.75)     (2.13)
                           ----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.14         $5.06     $3.94      $5.69
                          =====         =====     =====      =====
Total Return /(c)/ ...     1.58%/(f)/   28.43%   (30.76)%   (27.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,644       $10,116    $4,128     $1,395
 Ratio of Expenses to
  Average Net Assets..     1.77%/(g)/    1.83%     1.64%      1.61%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.77%/(g)/    2.23%     1.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.17)%/(g)/  (1.38)%   (1.27)%    (1.27)%/(g)/
 Portfolio Turnover
  Rate................    356.1%/(g)/   290.7%    276.9%     299.0%/(g)/

                          2004/(E)/      2003      2002      2001/(I)/
                          ----           ----      ----      ----
MIDCAP GROWTH FUND
------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $5.21         $4.00     $5.72      $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --         (0.02)    (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.10          1.23     (1.71)     (2.09)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.10          1.21     (1.72)     (2.10)
                           ----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.31         $5.21     $4.00      $5.72
                          =====         =====     =====      =====
Total Return..........     1.92%/(f)/   30.25%   (30.07)%   (27.13)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,135        $5,861        $5         $7
 Ratio of Expenses to
  Average Net Assets..     0.65%/(g)/    0.65%     0.65%      0.65%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.65%/(g)/    0.65%     0.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.06)%/(g)/  (0.39)%   (0.28)%    (0.27)%/(g)/
 Portfolio Turnover
  Rate................    356.1%/(g)/   290.7%    276.9%     299.0%/(g)/

                          2004/(E)/      2003      2002      2001/(H)/
                          ----           ----      ----      ----
MIDCAP GROWTH FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $5.43         $4.18     $5.99     $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.02)    (0.04)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11          1.27     (1.77)     (3.95)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.10          1.25     (1.81)     (4.03)
                           ----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.53         $5.43     $4.18      $5.99
                          =====         =====     =====      =====
Total Return..........     1.84%/(f)/   29.90%   (30.22)%   (38.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $27           $19      $438       $749
 Ratio of Expenses to
  Average Net Assets..     0.91%/(g)/    0.91%     0.91%      0.91%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.91%/(g)/    0.91%     0.91%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.32)%/(g)/  (0.44)%   (0.54)%    (0.65)%/(g)/
 Portfolio Turnover
  Rate................    356.1%/(g)/   290.7%    276.9%     299.0%/(g)/

                          2004/(E)/      2003      2002      2001/(H)/
                          ----           ----      ----      ----
MIDCAP GROWTH FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $5.41         $4.17     $5.99     $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.03)    (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11          1.27     (1.78)     (3.99)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.10          1.24     (1.82)     (4.03)
                           ----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.51         $5.41     $4.17      $5.99
                          =====         =====     =====      =====
Total Return..........     1.85%/(f)/   29.74%   (30.38)%   (38.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $24           $43      $432       $750
 Ratio of Expenses to
  Average Net Assets..     1.02%/(g)/    1.01%     1.02%      1.03%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.03%/(g)/    1.03%     1.02%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.44)%/(g)/  (0.54)%   (0.65)%    (0.65)%/(g)/
 Portfolio Turnover
  Rate................    356.1%/(g)/   290.7%    276.9%     299.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.01, $.02, $.01 and $.02 per share, respectively, during the initial interim period.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/     2003      2002     2001/(G)/
                          ----          ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.08        $8.57     $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.04      0.03      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.68         2.49     (0.58)    (1.12)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.71         2.53     (0.55)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.02)    (0.03)    (0.02)
 Distributions from
  Realized Gains......    (0.12)          --     (0.07)       --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.15)       (0.02)    (0.10)    (0.02)
                          -----        -----     -----     -----
Net Asset Value, End
 of Period............   $11.64       $11.08     $8.57     $9.22
                         ======       ======     =====     =====
Total Return..........     6.44%/(e)/  29.63%    (6.08)%   (9.73)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,706       $2,145    $1,394    $1,155
 Ratio of Expenses to
  Average Net Assets..     0.72%/(f)/   0.72%     0.72%     0.72%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.45%/(f)/   0.47%     0.38%     0.33%/(f)/
 Portfolio Turnover
  Rate................     60.3%/(f)/   41.4%     48.5%     63.4%/(f)/

                          2004/(D)/     2003      2002     2001/(G)/
                          ----          ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.07        $8.57     $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         0.03      0.02      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.67         2.48     (0.58)    (1.11)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.69         2.51     (0.56)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.01)    (0.02)    (0.02)
 Distributions from
  Realized Gains......    (0.12)          --     (0.07)       --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.13)       (0.01)    (0.09)    (0.02)
                          -----        -----     -----     -----
Net Asset Value, End
 of Period............   $11.63       $11.07     $8.57     $9.22
                         ======       ======     =====     =====
Total Return..........     6.26%/(e)/  29.30%    (6.25)%   (9.73)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,399       $3,069    $1,348    $1,154
 Ratio of Expenses to
  Average Net Assets..     0.90%/(f)/   0.90%     0.90%     0.90%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.29%/(f)/   0.28%     0.20%     0.15%/(f)/
 Portfolio Turnover
  Rate................     60.3%/(f)/   41.4%     48.5%     63.4%/(f)/

                          2004/(D)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.84        $8.42     $9.07     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)                     (0.01)
  /(a)/ ..............       --                     --        --
                             --                     --        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.67         2.43     (0.58)    (0.91)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.67         2.42     (0.58)    (0.91)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.12)          --     (0.07)       --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.12)          --     (0.07)       --
 -----                    -----                  -----
Net Asset Value, End
 of Period............   $11.39       $10.84     $8.42     $9.07
                         ======       ======     =====     =====
Total Return /(b)/ ...     6.18%/(e)/  28.74%    (6.52)%   (8.84)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,346      $13,620    $6,373    $2,125
 Ratio of Expenses to
  Average Net Assets..     1.17%/(f)/   1.28%     1.10%     1.07%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.17%/(f)/   1.48%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.03%/(f)/  (0.10)%      --        --
 Portfolio Turnover
  Rate................     60.3%/(f)/   41.4%     48.5%     63.4%/(f)/

                          2004/(D)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.95        $8.48     $9.13     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.09      0.09      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.68         2.45     (0.58)    (0.91)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.74         2.54     (0.49)    (0.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.07)    (0.09)       --
 Distributions from
  Realized Gains......    (0.12)          --     (0.07)       --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.22)       (0.07)    (0.16)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $11.47       $10.95     $8.48     $9.13
                         ======       ======     =====     =====
Total Return..........     6.74%/(e)/  30.23%    (5.61)%   (8.24)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $11        $8        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%/(f)/   0.15%     0.15%     0.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.05%/(f)/   1.03%     0.95%     0.90%/(f)/
 Portfolio Turnover
  Rate................     60.3%/(f)/   41.4%     48.5%     63.4%/(f)/

                          2004/(D)/     2003      2002     2001/(G)/
                          ----          ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.11        $8.60     $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.07      0.04      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.68         2.49     (0.55)    (1.14)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.73         2.56     (0.51)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.05)    (0.07)    (0.02)
 Distributions from
  Realized Gains......    (0.12)          --     (0.07)       --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.19)       (0.05)    (0.14)    (0.02)
                          -----        -----     -----     -----
Net Asset Value, End
 of Period............   $11.65       $11.11     $8.60     $9.25
                         ======       ======     =====     =====
Total Return..........     6.55%/(e)/  29.93%    (5.78)%   (9.44)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,247      $15,280    $7,173    $1,164
 Ratio of Expenses to
  Average Net Assets..     0.41%/(f)/   0.41%     0.41%     0.41%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.79%/(f)/   0.77%     0.69%     0.64%/(f)/
 Portfolio Turnover
  Rate................     60.3%/(f)/   41.4%     48.5%     63.4%/(f)/

                          2004/(D)/     2003      2002     2001/(G)/
                          ----          ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.09        $8.59     $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.06      0.06      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.68         2.48     (0.59)    (1.10)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.72         2.54     (0.53)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.04)    (0.06)    (0.02)
 Distributions from
  Realized Gains......    (0.12)          --     (0.07)       --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.17)       (0.04)    (0.13)    (0.02)
                          -----        -----     -----     -----
Net Asset Value, End
 of Period............   $11.64       $11.09     $8.59     $9.25
                         ======       ======     =====     =====
Total Return..........     6.54%/(e)/  29.70%    (5.99)%   (9.44)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,950       $1,607    $1,087    $1,157
 Ratio of Expenses to
  Average Net Assets..     0.53%/(f)/   0.53%     0.52%     0.53%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.66%/(f)/   0.67%     0.58%     0.52%/(f)/
 Portfolio Turnover
  Rate................     60.3%/(f)/   41.4%     48.5%     63.4%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
MIDCAP VALUE FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.77        $9.73     $9.96   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.06      0.06     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36         2.03      0.03    (0.24)
                           ----         ----      ----    -----
 Total From Investment
            Operations     0.39         2.09      0.09    (0.20)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.05)    (0.05)   (0.02)
 Distributions from
  Realized Gains......       --           --     (0.27)      --
 -----                                           -----
   Total Dividends and
         Distributions    (0.06)       (0.05)    (0.32)   (0.02)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $12.10       $11.77     $9.73    $9.96
                         ======       ======     =====    =====
Total Return..........     3.35%/(f)/  21.64%     0.61%   (1.62)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,331       $1,024    $1,223   $1,246
 Ratio of Expenses to
  Average Net Assets..     1.19%/(g)/   1.20%     1.21%    1.22%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.22%/(g)/   1.22%     1.22%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.48%/(g)/   0.58%     0.50%    0.47%/(g)/
 Portfolio Turnover
  Rate................    221.2%/(g)/  186.5%    172.2%   122.3%/(g)/

                          2004/(E)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
MIDCAP VALUE FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.80        $9.72     $9.95   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         0.05      0.05     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37         2.07      0.02    (0.24)
                           ----         ----      ----    -----
 Total From Investment
            Operations     0.39         2.12      0.07    (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.04)    (0.03)   (0.02)
 Distributions from
  Realized Gains......       --           --     (0.27)      --
 -----                                           -----
   Total Dividends and
         Distributions    (0.04)       (0.04)    (0.30)   (0.02)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $12.15       $11.80     $9.72    $9.95
                         ======       ======     =====    =====
Total Return..........     3.32%/(f)/  21.86%     0.44%   (1.72)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $112          $89      $704   $1,245
 Ratio of Expenses to
  Average Net Assets..     1.37%/(g)/   1.36%     1.39%    1.40%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.40%/(g)/   1.40%     1.40%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.29%/(g)/   0.45%     0.32%    0.29%/(g)/
 Portfolio Turnover
  Rate................    221.2%/(g)/  186.5%    172.2%   122.3%/(g)/

                          2004/(E)/     2003      2002    2001/(I)/
                          ----          ----      ----    ----
MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.68        $9.68     $9.91   $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         0.01      0.01       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37         2.01      0.04    (0.58)
                           ----         ----      ----    -----
 Total From Investment
            Operations     0.38         2.02      0.05    (0.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)    (0.01)      --
 Distributions from
  Realized Gains......       --           --     (0.27)      --
 -----                                           -----
   Total Dividends and
         Distributions    (0.01)       (0.02)    (0.28)      --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $12.05       $11.68     $9.68    $9.91
                         ======       ======     =====    =====
Total Return /(c)/ ...     3.29%/(f)/  20.88%     0.24%   (5.17)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $62,883      $47,750   $20,879   $3,090
 Ratio of Expenses to
  Average Net Assets..     1.52%/(g)/   1.70%     1.58%    1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.55%/(g)/   1.77%     1.60%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.14%/(g)/   0.06%     0.13%    0.04%/(g)/
 Portfolio Turnover
  Rate................    221.2%/(g)/  186.5%    172.2%   122.3%/(g)/

                          2004/(E)/     2003      2002    2001/(I)/
                          ----          ----      ----    ----
MIDCAP VALUE FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $11.77        $9.73     $9.96   $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.08      0.11     0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36         2.07      0.04    (0.60)
                           ----         ----      ----    -----
 Total From Investment
            Operations     0.43         2.15      0.15    (0.53)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.11)    (0.11)      --
 Distributions from
  Realized Gains......       --           --     (0.27)      --
 -----                                           -----
   Total Dividends and
         Distributions    (0.13)       (0.11)    (0.38)      --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $12.07       $11.77     $9.73    $9.96
                         ======       ======     =====    =====
Total Return..........     3.68%/(f)/  22.33%     1.19%   (4.69)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $708          $92        $9       $9
 Ratio of Expenses to
  Average Net Assets..     0.62%/(g)/   0.65%     0.64%    0.65%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.65%/(g)/   0.65%     0.65%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.09%/(g)/   0.86%     1.08%    0.99%/(g)/
 Portfolio Turnover
  Rate................    221.2%/(g)/  186.5%    172.2%   122.3%/(g)/

                          2004/(E)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
MIDCAP VALUE FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.74        $9.77    $10.00   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.11      0.16     0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36         1.94     (0.04)   (0.27)
                           ----         ----     -----    -----
 Total From Investment
            Operations     0.41         2.05      0.12    (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.08)    (0.08)   (0.02)
 Distributions from
  Realized Gains......       --           --     (0.27)      --
 -----                                           -----
   Total Dividends and
         Distributions    (0.10)       (0.08)    (0.35)   (0.02)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $12.05       $11.74     $9.77   $10.00
                         ======       ======     =====   ======
Total Return..........     3.51%/(f)/  21.21%     0.92%   (1.23)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $221          $95      $709   $1,250
 Ratio of Expenses to
  Average Net Assets..     0.89%/(g)/   0.88%     0.90%    0.91%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.91%/(g)/   0.91%     0.91%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.74%/(g)/   0.94%     0.81%    0.82%/(g)/
 Portfolio Turnover
  Rate................    221.2%/(g)/  186.5%    172.2%   122.3%/(g)/

                          2004/(E)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
MIDCAP VALUE FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.69        $9.76     $9.98   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.10      0.11     0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37         1.90      0.01    (0.24)
                           ----         ----      ----    -----
 Total From Investment
            Operations     0.41         2.00      0.12    (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.07)    (0.07)   (0.02)
 Distributions from
  Realized Gains......       --           --     (0.27)      --
 -----                                           -----
   Total Dividends and
         Distributions    (0.09)       (0.07)    (0.34)   (0.02)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $12.01       $11.69     $9.76    $9.98
                         ======       ======     =====    =====
Total Return..........     3.48%/(f)/  20.68%     0.91%   (1.43)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $42          $37      $708   $1,248
 Ratio of Expenses to
  Average Net Assets..     1.00%/(g)/   0.99%     1.01%    1.03%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.03%/(g)/   1.03%     1.02%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.67%/(g)/   0.85%     0.70%    0.66%/(g)/
 Portfolio Turnover
  Rate................    221.2%/(g)/  186.5%    172.2%   122.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                                      2004/(D)/     2003         2002    2001/(H)/
                                      ----          ----         ----    ----
MONEY MARKET FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..               $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............                0.001        0.003        0.011    0.035
                                      -----        -----        -----    -----
 Total From Investment
            Operations                0.001        0.003        0.011    0.035
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...               (0.001)      (0.003)      (0.011)  (0.035)
                                     ------       ------       ------   ------
   Total Dividends and
         Distributions               (0.001)      (0.003)      (0.011)  (0.035)
                                     ------       ------       ------   ------
Net Asset Value, End
 of Period............               $1.000       $1.000       $1.000   $1.000
                                     ======       ======       ======   ======
Total Return..........                 0.06%/(e)/   0.32%        1.06%    3.59%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........               $5,640       $4,581       $2,070     $100
 Ratio of Expenses to
  Average Net Assets..                 0.97%/(f)/   0.97%        0.97%    0.97%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........                   --         0.97%/(g)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..                 0.12%/(f)/   0.29%        0.91%    3.92%/(f)/

                                      2004/(D)/     2003         2002    2001/(H)/
                                      ----          ----         ----    ----
MONEY MARKET FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..               $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............                   --        0.002        0.009    0.034
   ----                                            -----        -----    -----
 Total From Investment
            Operations                   --        0.002        0.009    0.034
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...                   --       (0.002)      (0.009)  (0.034)
   ----                                           ------       ------   ------
   Total Dividends and
         Distributions                   --       (0.002)      (0.009)  (0.034)
   ----                                           ------       ------   ------
Net Asset Value, End
 of Period............               $1.000       $1.000       $1.000   $1.000
                                     ======       ======       ======   ======
Total Return..........                 0.00%/(e)/   0.16%        0.88%    3.44%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........               $6,903       $5,494         $564     $667
 Ratio of Expenses to
  Average Net Assets..                 1.09%/(f)/   1.13%        1.15%    1.15%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........          1.15%/(f)(g)/       1.15%/(g)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..                 0.00%/(f)/   0.12%        0.88%    3.14%/(f)/

                                      2004/(D)/     2003         2002    2001/(I)/
                                      ----          ----         ----    ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..               $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............                   --        0.001        0.007    0.021
   ----                                            -----        -----    -----
 Total From Investment
            Operations                   --        0.001        0.007    0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...                   --       (0.001)      (0.007)  (0.021)
   ----                                           ------       ------   ------
   Total Dividends and
         Distributions                   --       (0.001)      (0.007)  (0.021)
   ----                                           ------       ------   ------
Net Asset Value, End
 of Period............               $1.000       $1.000       $1.000   $1.000
                                     ======       ======       ======   ======
Total Return /(b)/ ...                 0.00%/(e)/   0.06%        0.68%    2.12%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........             $108,872      $95,332      $36,795   $7,269
 Ratio of Expenses to
  Average Net Assets..                 1.09%/(f)/   1.21%        1.35%    1.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...                 1.35%/(f)/   1.54%          --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..                 0.00%/(f)/   0.04%        0.59%    2.48%/(f)/

                                      2004/(D)/     2003         2002    2001/(I)/
                                      ----          ----         ----    ----
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..               $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............                0.003        0.009        0.016    0.027
                                      -----        -----        -----    -----
 Total From Investment
            Operations                0.003        0.009        0.016    0.027
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...               (0.003)      (0.009)      (0.016)  (0.027)
                                     ------       ------       ------   ------
   Total Dividends and
         Distributions               (0.003)      (0.009)      (0.016)  (0.027)
                                     ------       ------       ------   ------
Net Asset Value, End
 of Period............               $1.000       $1.000       $1.000   $1.000
                                     ======       ======       ======   ======
Total Return..........                 0.34%/(e)/   0.89%        1.64%    2.71%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........              $41,620      $23,684       $1,522     $186
 Ratio of Expenses to
  Average Net Assets..                 0.40%/(f)/   0.40%        0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..                 0.69%/(f)/   0.78%        1.53%    3.39%/(f)/

                                      2004/(D)/     2003         2002    2001/(H)/
                                      ----          ----         ----    ----
MONEY MARKET FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..               $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............                0.002        0.006        0.014    0.038
                                      -----        -----        -----    -----
 Total From Investment
            Operations                0.002        0.006        0.014    0.038
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...               (0.002)      (0.006)      (0.014)  (0.038)
                                     ------       ------       ------   ------
   Total Dividends and
         Distributions               (0.002)      (0.006)      (0.014)  (0.038)
                                     ------       ------       ------   ------
Net Asset Value, End
 of Period............               $1.000       $1.000       $1.000   $1.000
                                     ======       ======       ======   ======
Total Return..........                 0.22%/(e)/   0.64%        1.38%    3.90%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........              $11,812       $8,431       $1,949   $4,700
 Ratio of Expenses to
  Average Net Assets..                 0.66%/(f)/   0.66%        0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..                 0.43%/(f)/   0.55%        1.39%    4.23%/(f)/

                                      2004/(D)/     2003         2002    2001/(H)/
                                      ----          ----         ----    ----
MONEY MARKET FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..               $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............                0.001        0.005        0.013    0.037
                                      -----        -----        -----    -----
 Total From Investment
            Operations                0.001        0.005        0.013    0.037
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...               (0.001)      (0.005)      (0.013)  (0.037)
                                     ------       ------       ------   ------
   Total Dividends and
         Distributions               (0.001)      (0.005)      (0.013)  (0.037)
                                     ------       ------       ------   ------
Net Asset Value, End
 of Period............               $1.000       $1.000       $1.000   $1.000
                                     ======       ======       ======   ======
Total Return..........                 0.15%/(e)/   0.49%        1.26%    3.78%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........               $3,657          $10          $10     $100
 Ratio of Expenses to
  Average Net Assets..                 0.78%/(f)/   0.63%        0.77%    0.78%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........                   --         0.78%/(g)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..                 0.32%/(f)/   0.37%        1.25%    4.11%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without the Manager's voluntary expense limit.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(B)/
                          ----
PARTNERS INTERNATIONAL FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20
 ------
 Total From Investment
            Operations     0.25
 ------
Net Asset Value, End
 of Period............   $10.25
                         ======
Total Return..........     2.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,251
 Ratio of Expenses to
  Average Net Assets..     1.10%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.42%/(d)/
 Portfolio Turnover
  Rate................     96.5%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(E)/       2003       2002      2001/(H)/
                           ----            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $9.36          $8.14      $9.07     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01           0.05       0.04       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48           1.17      (0.95)     (1.36)
                            ----           ----      -----      -----
 Total From Investment
            Operations      0.49           1.22      (0.91)     (1.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)            --      (0.02)     (0.02)
   ----                    -----                     -----      -----
   Total Dividends and
         Distributions     (0.03)            --      (0.02)     (0.02)
   ----                    -----                     -----      -----
Net Asset Value, End
 of Period............     $9.82          $9.36      $8.14      $9.07
                           =====          =====      =====      =====
Total Return..........      5.26%/(f)/    14.99%    (10.11)%   (11.96)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $16,987        $12,025     $1,075       $907
 Ratio of Expenses to
  Average Net Assets..      1.29%/(g)/     1.32%      1.31%      1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.32%/(g)/     1.32%      1.32%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.26%/(g)/     0.57%      0.64%      0.52%/(g)/
 Portfolio Turnover
  Rate................     163.4%/(g)/     41.7%      71.9%      59.4%/(g)/

                           2004/(E)/       2003       2002      2001/(H)/
                           ----            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $9.33          $8.12      $9.04     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --           0.04       0.02       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48           1.17      (0.94)     (1.38)
                            ----           ----      -----      -----
 Total From Investment
            Operations      0.48           1.21      (0.92)     (1.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)            --         --      (0.02)
   ----                    -----                                -----
   Total Dividends and
         Distributions     (0.02)            --         --      (0.02)
   ----                    -----                                -----
Net Asset Value, End
 of Period............     $9.79          $9.33      $8.12      $9.04
                           =====          =====      =====      =====
Total Return..........      5.09%/(f)/    14.90%    (10.18)%   (12.16)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $15,148        $11,290     $1,385       $924
 Ratio of Expenses to
  Average Net Assets..      1.47%/(g)/     1.50%      1.48%      1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.50%/(g)/     1.50%      1.50%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.09%/(g)/     0.42%      0.47%      0.34%/(g)/
 Portfolio Turnover
  Rate................     163.4%/(g)/     41.7%      71.9%      59.4%/(g)/

                           2004/(E)/       2003       2002      2001/(I)/
                           ----            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $9.22          $8.05      $8.99     $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --           0.01       0.05         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.46           1.16      (0.99)     (1.16)
                            ----           ----      -----      -----
 Total From Investment
            Operations      0.46           1.17      (0.94)     (1.16)
                            ----           ----      -----      -----
Net Asset Value, End
 of Period............     $9.68          $9.22      $8.05      $8.99
                           =====          =====      =====      =====
Total Return /(c)/ ...      5.02%/(f)/    14.53%    (10.46)%   (11.25)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $33,467        $20,880     $5,315       $559
 Ratio of Expenses to
  Average Net Assets..      1.59%/(g)/     1.70%      1.68%      1.67%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.62%/(g)/     1.92%      1.70%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.04)%/(g)/    0.17%      0.24%      0.10%/(g)/
 Portfolio Turnover
  Rate................     163.4%/(g)/     41.7%      71.9%      59.4%/(g)/

                           2004/(E)/       2003       2002      2001/(H)/
                           ----            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $9.40          $8.17      $9.11     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04           0.10       0.06       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48           1.17      (0.93)     (1.34)
                            ----           ----      -----      -----
 Total From Investment
            Operations      0.52           1.27      (0.87)     (1.27)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)         (0.04)     (0.07)     (0.02)
                           -----          -----      -----      -----
   Total Dividends and
         Distributions     (0.09)         (0.04)     (0.07)     (0.02)
                           -----          -----      -----      -----
Net Asset Value, End
 of Period............     $9.83          $9.40      $8.17      $9.11
                           =====          =====      =====      =====
Total Return..........      5.51%/(f)/    15.68%     (9.66)%   (11.57)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $439,457       $289,273   $138,527    $15,058
 Ratio of Expenses to
  Average Net Assets..      0.72%/(g)/     0.74%      0.73%      0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.75%/(g)/     0.75%      0.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.84%/(g)/     1.13%      1.23%      1.15%/(g)/
 Portfolio Turnover
  Rate................     163.4%/(g)/     41.7%      71.9%      59.4%/(g)/

                           2004/(E)/       2003       2002      2001/(H)/
                           ----            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $9.38          $8.15      $9.08     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03           0.08       0.04       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.46           1.17      (0.92)     (1.37)
                            ----           ----      -----      -----
 Total From Investment
            Operations      0.49           1.25      (0.88)     (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.06)         (0.02)     (0.05)     (0.02)
                           -----          -----      -----      -----
   Total Dividends and
         Distributions     (0.06)         (0.02)     (0.05)     (0.02)
                           -----          -----      -----      -----
Net Asset Value, End
 of Period............     $9.81          $9.38      $8.15      $9.08
                           =====          =====      =====      =====
Total Return..........      5.25%/(f)/    15.42%     (9.82)%   (11.86)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $30,285        $21,346     $3,811       $909
 Ratio of Expenses to
  Average Net Assets..      0.98%/(g)/     1.00%      0.99%      1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.01%/(g)/     1.01%      1.01%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.58%/(g)/     0.89%      0.96%      0.83%/(g)/
 Portfolio Turnover
  Rate................     163.4%/(g)/     41.7%      71.9%      59.4%/(g)/

                           2004/(E)/       2003       2002      2001/(H)/
                           ----            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $9.40          $8.15      $9.08     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02           0.07       0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48           1.19      (0.97)     (1.36)
                            ----           ----      -----      -----
 Total From Investment
            Operations      0.50           1.26      (0.90)     (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)         (0.01)     (0.03)     (0.02)
                           -----          -----      -----      -----
   Total Dividends and
         Distributions     (0.05)         (0.01)     (0.03)     (0.02)
                           -----          -----      -----      -----
Net Asset Value, End
 of Period............     $9.85          $9.40      $8.15      $9.08
                           =====          =====      =====      =====
Total Return..........      5.33%/(f)/    15.53%     (9.93)%   (11.86)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,559         $2,132       $816       $908
 Ratio of Expenses to
  Average Net Assets..      1.10%/(g)/     1.12%      1.11%      1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.13%/(g)/     1.13%      1.12%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.41%/(g)/     0.78%      0.83%      0.71%/(g)/
 Portfolio Turnover
  Rate................     163.4%/(g)/     41.7%      71.9%      59.4%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(E)/     2003     2002      2001/(H)/
                          ----          ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.16        $6.06    $7.59     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         0.04     0.03       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48         1.09    (1.52)     (2.61)
                           ----         ----    -----      -----
 Total From Investment
            Operations     0.50         1.13    (1.49)     (2.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.03)   (0.04)     (0.01)
                          -----        -----    -----      -----
   Total Dividends and
         Distributions    (0.04)       (0.03)   (0.04)     (0.01)
                          -----        -----    -----      -----
Net Asset Value, End
 of Period............    $7.62        $7.16    $6.06      $7.59
                          =====        =====    =====      =====
Total Return..........     6.93%/(f)/  18.75%  (19.78)%   (23.88)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,828       $1,887   $1,285       $949
 Ratio of Expenses to
  Average Net Assets..     1.01%/(g)/   1.01%    1.02%      1.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.02%/(g)/   1.02%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.52%/(g)/   0.62%    0.51%      0.42%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   82.9%    89.4%      71.7%/(g)/

                          2004/(E)/     2003     2002      2001/(H)/
                          ----          ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.15        $6.05    $7.57     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         0.03     0.02       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.47         1.09    (1.52)     (2.62)
                           ----         ----    -----      -----
 Total From Investment
            Operations     0.48         1.12    (1.50)     (2.60)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.02)   (0.02)     (0.01)
                          -----        -----    -----      -----
   Total Dividends and
         Distributions    (0.02)       (0.02)   (0.02)     (0.01)
                          -----        -----    -----      -----
Net Asset Value, End
 of Period............    $7.61        $7.15    $6.05      $7.57
                          =====        =====    =====      =====
Total Return..........     6.75%/(f)/  18.57%  (19.84)%   (24.08)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,985       $2,169     $757       $948
 Ratio of Expenses to
  Average Net Assets..     1.19%/(g)/   1.20%    1.20%      1.20%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.20%/(g)/   1.20%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.34%/(g)/   0.41%    0.30%      0.25%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   82.9%    89.4%      71.7%/(g)/

                          2004/(E)/     2003     2002      2001/(I)/
                          ----          ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.08        $6.00    $7.51      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         0.01     0.01         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.47         1.08    (1.51)     (1.37)
                           ----         ----    -----      -----
 Total From Investment
            Operations     0.48         1.09    (1.50)     (1.37)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.01)   (0.01)        --
 ----                     -----        -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.01)   (0.01)        --
 ----                     -----        -----    -----
Net Asset Value, End
 of Period............    $7.55        $7.08    $6.00      $7.51
                          =====        =====    =====      =====
Total Return /(c)/ ...     6.75%/(f)/  18.16%  (20.02)%   (15.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,102      $15,775   $8,756     $2,572
 Ratio of Expenses to
  Average Net Assets..     1.32%/(g)/   1.44%    1.40%      1.36%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.33%/(g)/   1.50%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.21%/(g)/   0.19%    0.12%      0.02%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   82.9%    89.4%      71.7%/(g)/

                          2004/(E)/     2003     2002      2001/(I)/
                          ----          ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.13        $6.03    $7.55      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.08     0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.47         1.09    (1.51)     (1.38)
                           ----         ----    -----      -----
 Total From Investment
            Operations     0.51         1.17    (1.44)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)       (0.07)   (0.08)        --
 ----                     -----        -----    -----
   Total Dividends and
         Distributions    (0.08)       (0.07)   (0.08)        --
 ----                     -----        -----    -----
Net Asset Value, End
 of Period............    $7.56        $7.13    $6.03      $7.55
                          =====        =====    =====      =====
Total Return..........     7.15%/(f)/  19.52%  (19.29)%   (15.07)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $8           $8       $7         $8
 Ratio of Expenses to
  Average Net Assets..     0.44%/(g)/   0.44%    0.45%      0.45%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.45%/(g)/   0.45%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.10%/(g)/   1.21%    1.05%      0.96%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   82.9%    89.4%      71.7%/(g)/

                          2004/(E)/     2003     2002      2001/(H)/
                          ----          ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.18        $6.08    $7.62     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.06     0.03       0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48         1.09    (1.51)     (2.64)
                           ----         ----    -----      -----
 Total From Investment
            Operations     0.51         1.15    (1.48)     (2.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.05)   (0.06)     (0.01)
                          -----        -----    -----      -----
   Total Dividends and
         Distributions    (0.06)       (0.05)   (0.06)     (0.01)
                          -----        -----    -----      -----
Net Asset Value, End
 of Period............    $7.63        $7.18    $6.08      $7.62
                          =====        =====    =====      =====
Total Return..........     7.10%/(f)/  19.05%  (19.59)%   (23.58)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,996       $2,930   $1,498       $952
 Ratio of Expenses to
  Average Net Assets..     0.70%/(g)/   0.70%    0.71%      0.71%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.71%/(g)/   0.71%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.83%/(g)/   0.92%    0.84%      0.66%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   82.9%    89.4%      71.7%/(g)/

                          2004/(E)/     2003     2002      2001/(H)/
                          ----          ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.17        $6.07    $7.60     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.05     0.05       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.47         1.09    (1.53)     (2.61)
                           ----         ----    -----      -----
 Total From Investment
            Operations     0.50         1.14    (1.48)     (2.57)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.04)   (0.05)     (0.01)
                          -----        -----    -----      -----
   Total Dividends and
         Distributions    (0.05)       (0.04)   (0.05)     (0.01)
                          -----        -----    -----      -----
Net Asset Value, End
 of Period............    $7.62        $7.17    $6.07      $7.60
                          =====        =====    =====      =====
Total Return..........     6.98%/(f)/  18.94%  (19.60)%   (23.78)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $707         $897     $759       $950
 Ratio of Expenses to
  Average Net Assets..     0.82%/(g)/   0.82%    0.82%      0.83%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.83%/(g)/   0.83%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.71%/(g)/   0.82%    0.67%      0.61%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   82.9%    89.4%      71.7%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2004/(E)/     2003/(H)/
                         ----          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.97        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)        (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10          2.02
                          ----          ----
 Total From Investment
            Operations    0.06          1.97
                          ----          ----
Net Asset Value, End
 of Period............  $12.03        $11.97
                        ======        ======
Total Return..........    0.50%/(f)/   19.70%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $120          $120
 Ratio of Expenses to
  Average Net Assets..    1.54%/(g)/    1.54%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.57%/(g)/    1.57%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.58)%/(g)/  (0.51)%/(g)/
 Portfolio Turnover
  Rate................   162.8%/(g)/    64.8%/(g)/

                         2004/(E)/     2003/(H)/
                         ----          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $11.95        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)        (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10          2.01
                          ----          ----
 Total From Investment
            Operations    0.05          1.95
                          ----          ----
Net Asset Value, End
 of Period............  $12.00        $11.95
                        ======        ======
Total Return..........    0.42%/(f)/   19.50%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $120          $119
 Ratio of Expenses to
  Average Net Assets..    1.72%/(g)/    1.72%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.75%/(g)/    1.75%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.76)%/(g)/  (0.69)%/(g)/
 Portfolio Turnover
  Rate................   162.8%/(g)/    64.8%/(g)/

                         2004/(E)/     2003/(H)/
                         ----          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.93        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)        (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09          2.02
                          ----          ----
 Total From Investment
            Operations    0.03          1.93
                          ----          ----
Net Asset Value, End
 of Period............  $11.96        $11.93
                        ======        ======
Total Return /(c)/ ...    0.25%/(f)/   19.30%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,815        $2,609
 Ratio of Expenses to
  Average Net Assets..    1.87%/(g)/    1.94%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...    2.66%/(g)/    6.94%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.90)%/(g)/  (0.95)%/(g)/
 Portfolio Turnover
  Rate................   162.8%/(g)/    64.8%/(g)/

                         2004/(E)/     2003/(H)/
                         ----          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $12.03        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --          0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09          2.02
                          ----          ----
 Total From Investment
            Operations    0.09          2.03
                          ----          ----
Net Asset Value, End
 of Period............  $12.12        $12.03
                        ======        ======
Total Return..........    0.75%/(f)/   20.30%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,452        $5,414
 Ratio of Expenses to
  Average Net Assets..    0.97%/(g)/    0.97%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.00%/(g)/    1.00%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.01)%/(g)/   0.06%/(g)/
 Portfolio Turnover
  Rate................   162.8%/(g)/    64.8%/(g)/

                         2004/(E)/     2003/(H)/
                         ----          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $12.00        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)        (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10          2.02
                          ----          ----
 Total From Investment
            Operations    0.08          2.00
                          ----          ----
Net Asset Value, End
 of Period............  $12.08        $12.00
                        ======        ======
Total Return..........    0.67%/(f)/   20.00%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $121          $120
 Ratio of Expenses to
  Average Net Assets..    1.23%/(g)/    1.23%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.26%/(g)/    1.26%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.27)%/(g)/  (0.20)%/(g)/
 Portfolio Turnover
  Rate................   162.8%/(g)/    64.8%/(g)/

                         2004/(E)/     2003/(H)/
                         ----          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.99        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)        (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09          2.02
                          ----          ----
 Total From Investment
            Operations    0.07          1.99
                          ----          ----
Net Asset Value, End
 of Period............  $12.06        $11.99
                        ======        ======
Total Return..........    0.58%/(f)/   19.90%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $121          $120
 Ratio of Expenses to
  Average Net Assets..    1.35%/(g)/    1.35%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.38%/(g)/    1.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.39)%/(g)/  (0.32)%/(g)/
 Portfolio Turnover
  Rate................   162.8%/(g)/    64.8%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit decreased on March 1, 2004.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(E)/       2003        2002      2001/(H)/
                           ----            ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $6.99          $6.11       $7.45     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)         (0.01)       0.02      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19           0.89       (1.36)     (2.81)
                            ----           ----       -----      -----
 Total From Investment
            Operations      0.18           0.88       (1.34)     (2.84)
                            ----           ----       -----      -----
Net Asset Value, End
 of Period............     $7.17          $6.99       $6.11      $7.45
                           =====          =====       =====      =====
Total Return..........      2.58%/(f)/    14.40%     (17.99)%   (26.06)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $29,885        $21,390      $4,903       $745
 Ratio of Expenses to
  Average Net Assets..      1.21%/(g)/     1.32%       1.32%      1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.32%/(g)/     1.32%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.27)%/(g)/   (0.21)%     (0.35)%    (0.48)%/(g)/
 Portfolio Turnover
  Rate................     142.7%/(g)/    130.9%      182.9%     104.8%/(g)/

                           2004/(E)/       2003        2002      2001/(H)/
                           ----            ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $6.85          $5.99       $7.43     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)         (0.02)       0.01      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19           0.88       (1.45)     (2.82)
                            ----           ----       -----      -----
 Total From Investment
            Operations      0.17           0.86       (1.44)     (2.86)
                            ----           ----       -----      -----
Net Asset Value, End
 of Period............     $7.02          $6.85       $5.99      $7.43
                           =====          =====       =====      =====
Total Return..........      2.48%/(f)/    14.36%     (19.38)%   (26.26)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $20,588        $16,776      $1,858       $811
 Ratio of Expenses to
  Average Net Assets..      1.39%/(g)/     1.50%       1.50%      1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.50%/(g)/     1.50%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.45)%/(g)/   (0.38)%     (0.51)%    (0.66)%/(g)/
 Portfolio Turnover
  Rate................     142.7%/(g)/    130.9%      182.9%     104.8%/(g)/

                           2004/(E)/       2003        2002      2001/(I)/
                           ----            ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $6.70          $5.89       $7.31      $8.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.05)      (0.02)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.18           0.86       (1.40)     (1.25)
                            ----           ----       -----      -----
 Total From Investment
            Operations      0.15           0.81       (1.42)     (1.27)
                            ----           ----       -----      -----
Net Asset Value, End
 of Period............     $6.85          $6.70       $5.89      $7.31
                           =====          =====       =====      =====
Total Return /(c)/ ...      2.24%/(f)/    13.75%     (19.43)%   (15.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,615         $9,744      $4,306     $1,050
 Ratio of Expenses to
  Average Net Assets..      1.74%/(g)/     1.89%       1.70%      1.68%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.90%/(g)/     2.27%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.80)%/(g)/   (0.76)%     (0.73)%    (0.84)%/(g)/
 Portfolio Turnover
  Rate................     142.7%/(g)/    130.9%      182.9%     104.8%/(g)/

                           2004/(E)/       2003        2002      2001/(H)/
                           ----            ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.00          $6.09       $7.50     $10.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01           0.02          --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19           0.90       (1.41)     (2.80)
                            ----           ----       -----      -----
 Total From Investment
            Operations      0.20           0.92       (1.41)     (2.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)         (0.01)         --         --
   ----                    -----          -----
   Total Dividends and
         Distributions     (0.02)         (0.01)         --         --
   ----                    -----          -----
Net Asset Value, End
 of Period............     $7.18          $7.00       $6.09      $7.50
                           =====          =====       =====      =====
Total Return..........      2.84%/(f)/    15.14%     (18.80)%   (25.63)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $607,919       $513,520    $289,691    $11,239
 Ratio of Expenses to
  Average Net Assets..      0.64%/(g)/     0.75%       0.75%      0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.75%/(g)/     0.75%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.30%/(g)/     0.39%       0.25%     (0.01)%/(g)/
 Portfolio Turnover
  Rate................     142.7%/(g)/    130.9%      182.9%     104.8%/(g)/

                           2004/(E)/       2003        2002      2001/(H)/
                           ----            ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $6.96          $6.06       $7.47     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --           0.01        0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20           0.89       (1.42)     (2.81)
                            ----           ----       -----      -----
 Total From Investment
            Operations      0.20           0.90       (1.41)     (2.82)
                            ----           ----       -----      -----
Net Asset Value, End
 of Period............     $7.16          $6.96       $6.06      $7.47
                           =====          =====       =====      =====
Total Return..........      2.88%/(f)/    14.85%     (18.88)%   (25.93)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $27,534        $23,056     $14,373       $747
 Ratio of Expenses to
  Average Net Assets..      0.90%/(g)/     1.01%       1.01%      1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.01%/(g)/     1.01%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.04%/(g)/     0.13%       0.05%     (0.17)%/(g)/
 Portfolio Turnover
  Rate................     142.7%/(g)/    130.9%      182.9%     104.8%/(g)/

                           2004/(E)/       2003        2002      2001/(H)/
                           ----            ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $6.92          $6.04       $7.46     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --             --       (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19           0.88       (1.41)     (2.81)
                            ----           ----       -----      -----
 Total From Investment
            Operations      0.19           0.88       (1.42)     (2.83)
                            ----           ----       -----      -----
Net Asset Value, End
 of Period............     $7.11          $6.92       $6.04      $7.46
                           =====          =====       =====      =====
Total Return..........      2.75%/(f)/    14.57%     (19.03)%   (25.96)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,845         $1,825        $778       $746
 Ratio of Expenses to
  Average Net Assets..      1.04%/(g)/     1.13%       1.12%      1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.13%/(g)/     1.13%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.12)%/(g)/    0.01%      (0.18)%    (0.29)%/(g)/
 Portfolio Turnover
  Rate................     142.7%/(g)/    130.9%      182.9%     104.8%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and decreased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.29, $.29, $.30, $.29 and $.29 per share, respectively, from November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $7.18         $6.12     $7.41     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)        (0.04)    (0.05)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19          1.10     (1.24)     (3.21)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.17          1.06     (1.29)     (3.26)
                            ----          ----     -----      -----
Net Asset Value, End
 of Period............     $7.35         $7.18     $6.12      $7.41
                           =====         =====     =====      =====
Total Return..........      2.37%/(e)/   17.32%   (17.41)%   (29.46)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,923        $4,761      $613       $741
 Ratio of Expenses to
  Average Net Assets..      1.57%/(f)/    1.57%     1.57%      1.57%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.61)%/(f)/  (0.60)%   (0.64)%    (0.75)%/(f)/
 Portfolio Turnover
  Rate................     187.1%/(f)/   193.9%    176.7%     153.6%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $7.14         $6.10     $7.39     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)        (0.05)    (0.06)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20          1.09     (1.23)     (3.22)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.17          1.04     (1.29)     (3.28)
                            ----          ----     -----      -----
Net Asset Value, End
 of Period............     $7.31         $7.14     $6.10      $7.39
                           =====         =====     =====      =====
Total Return..........      2.38%/(e)/   17.05%   (17.46)%   (29.65)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,050        $1,835      $611       $741
 Ratio of Expenses to
  Average Net Assets..      1.75%/(f)/    1.75%     1.75%      1.75%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.79)%/(f)/  (0.74)%   (0.82)%    (0.93)%/(f)/
 Portfolio Turnover
  Rate................     187.1%/(f)/   193.9%    176.7%     153.6%/(f)/

                           2004/(D)/      2003      2002      2001/(H)/
                           ----           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $7.00         $5.99     $7.27      $8.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)        (0.06)    (0.21)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19          1.07     (1.07)     (1.08)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.16          1.01     (1.28)     (1.10)
                            ----          ----     -----      -----
Net Asset Value, End
 of Period............     $7.16         $7.00     $5.99      $7.27
                           =====         =====     =====      =====
Total Return /(b)/ ...      2.29%/(e)/   16.86%   (17.61)%   (13.76)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,195        $4,234    $2,425       $688
 Ratio of Expenses to
  Average Net Assets..      1.87%/(f)/    1.95%     1.95%      1.93%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.80%/(f)/    2.97%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.91)%/(f)/  (0.93)%   (1.01)%    (1.15)%/(f)/
 Portfolio Turnover
  Rate................     187.1%/(f)/   193.9%    176.7%     153.6%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.30         $6.19     $7.44     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --            --        --      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20          1.11     (1.25)     (3.21)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.20          1.11     (1.25)     (3.23)
                            ----          ----     -----      -----
Net Asset Value, End
 of Period............     $7.50         $7.30     $6.19      $7.44
                           =====         =====     =====      =====
Total Return..........      2.74%/(e)/   17.93%   (16.80)%   (29.18)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $125,691       $56,784    $3,266     $3,193
 Ratio of Expenses to
  Average Net Assets..      1.00%/(f)/    1.00%     1.00%      1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.04)%/(f)/  (0.05)%   (0.07)%    (0.23)%/(f)/
 Portfolio Turnover
  Rate................     187.1%/(f)/   193.9%    176.7%     153.6%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $7.25         $6.15     $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)        (0.01)    (0.01)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.18          1.11     (1.26)     (3.22)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.17          1.10     (1.27)     (3.25)
                            ----          ----     -----      -----
Net Asset Value, End
 of Period............     $7.42         $7.25     $6.15      $7.42
                           =====         =====     =====      =====
Total Return..........      2.34%/(e)/   17.89%   (17.12)%   (29.37)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,633          $974      $843       $743
 Ratio of Expenses to
  Average Net Assets..      1.26%/(f)/    1.26%     1.26%      1.26%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.36)%/(f)/  (0.23)%   (0.33)%    (0.44)%/(f)/
 Portfolio Turnover
  Rate................     187.1%/(f)/   193.9%    176.7%     153.6%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $7.22         $6.14     $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)        (0.02)    (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20          1.10     (1.25)     (3.21)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.18          1.08     (1.28)     (3.25)
                            ----          ----     -----      -----
Net Asset Value, End
 of Period............     $7.40         $7.22     $6.14      $7.42
                           =====         =====     =====      =====
Total Return..........      2.49%/(e)/   17.59%   (17.25)%   (29.37)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $628          $723      $615       $742
 Ratio of Expenses to
  Average Net Assets..      1.38%/(f)/    1.38%     1.37%      1.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.42)%/(f)/  (0.35)%   (0.44)%    (0.56)%/(f)/
 Portfolio Turnover
  Rate................     187.1%/(f)/   193.9%    176.7%     153.6%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional and Preferred classes of shares each recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.67, $.67, $.66, $.66 and $.67 per share, respectively, during the initial interim period.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                             2004/(E)/      2003       2002      2001/(H)/
                             ----           ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..      $11.64         $9.57     $10.41     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.05          0.13      (0.01)      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.77          1.98      (0.79)     (0.05)
                              ----          ----      -----      -----
 Total From Investment
            Operations        0.82          2.11      (0.80)      0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.10)        (0.04)        --      (0.03)
 Distributions from
  Realized Gains......          --            --      (0.04)        --
  -------                                             -----
   Total Dividends and
         Distributions       (0.10)        (0.04)     (0.04)     (0.03)
                             -----         -----      -----      -----
Net Asset Value, End
 of Period............      $12.36        $11.64      $9.57     $10.41
                            ======        ======      =====     ======
Total Return..........        7.10%/(f)/   22.16%     (7.73)%     1.92%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $24,494       $12,058     $2,797     $1,043
 Ratio of Expenses to
  Average Net Assets..        1.35%/(g)/    1.34%      1.37%      1.37%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        1.37%/(g)/    1.37%      1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        0.83%/(g)/    1.21%      0.99%      1.03%/(g)/
 Portfolio Turnover
  Rate................        28.0%/(g)/    16.2%       7.8%      19.5%/(g)/

                             2004/(E)/      2003       2002      2001/(H)/
                             ----           ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..      $11.35         $9.33     $10.40     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.04          0.11      (0.02)      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.75          1.94      (1.01)     (0.05)
                              ----          ----      -----      -----
 Total From Investment
            Operations        0.79          2.05      (1.03)      0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.09)        (0.03)        --      (0.03)
 Distributions from
  Realized Gains......          --            --      (0.04)        --
  -------                                             -----
   Total Dividends and
         Distributions       (0.09)        (0.03)     (0.04)     (0.03)
                             -----         -----      -----      -----
Net Asset Value, End
 of Period............      $12.05        $11.35      $9.33     $10.40
                            ======        ======      =====     ======
Total Return..........        6.94%/(f)/   21.99%     (9.96)%     1.82%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $25,877       $12,287     $4,013     $1,041
 Ratio of Expenses to
  Average Net Assets..        1.53%/(g)/    1.52%      1.55%      1.55%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        1.55%/(g)/    1.55%      1.55%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        0.65%/(g)/    1.03%      0.90%      0.85%/(g)/
 Portfolio Turnover
  Rate................        28.0%/(g)/    16.2%       7.8%      19.5%/(g)/

                             2004/(E)/      2003       2002      2001/(I)/
                             ----           ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..      $11.34         $9.33     $10.42     $10.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.03          0.08       0.02       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.75          1.94      (1.07)     (0.41)
                              ----          ----      -----      -----
 Total From Investment
            Operations        0.78          2.02      (1.05)     (0.40)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.07)        (0.01)        --         --
 Distributions from
  Realized Gains......          --            --      (0.04)        --
  -------                                             -----
   Total Dividends and
         Distributions       (0.07)        (0.01)     (0.04)        --
  ----                       -----         -----      -----
Net Asset Value, End
 of Period............      $12.05        $11.34      $9.33     $10.42
                            ======        ======      =====     ======
Total Return /(c)/ ...        6.86%/(f)/   21.64%    (10.13)%    (3.43)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $29,372       $16,843     $5,816       $708
 Ratio of Expenses to
  Average Net Assets..        1.69%/(g)/    1.75%      1.75%      1.72%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...        1.71%/(g)/    2.01%      1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        0.51%/(g)/    0.79%      0.68%      0.52%/(g)/
 Portfolio Turnover
  Rate................        28.0%/(g)/    16.2%       7.8%      19.5%/(g)/

                             2004/(E)/      2003       2002      2001/(H)/
                             ----           ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..      $11.42         $9.39     $10.45     $10.41
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.09          0.18       0.11       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.75          1.95      (1.07)      0.03
                              ----          ----      -----       ----
 Total From Investment
            Operations        0.84          2.13      (0.96)      0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.17)        (0.10)     (0.06)     (0.03)
 Distributions from
  Realized Gains......          --            --      (0.04)        --
  -------                                             -----
   Total Dividends and
         Distributions       (0.17)        (0.10)     (0.10)     (0.03)
                             -----         -----      -----      -----
Net Asset Value, End
 of Period............      $12.09        $11.42      $9.39     $10.45
                            ======        ======      =====     ======
Total Return..........        7.41%/(f)/   22.86%     (9.32)%     2.21%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,044,831      $964,633   $441,889    $23,921
 Ratio of Expenses to
  Average Net Assets..        0.77%/(g)/    0.77%      0.80%      0.80%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        0.80%/(g)/    0.80%      0.80%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        1.46%/(g)/    1.79%      1.59%      1.33%/(g)/
 Portfolio Turnover
  Rate................        28.0%/(g)/    16.2%       7.8%      19.5%/(g)/

                             2004/(E)/      2003       2002      2001/(H)/
                             ----           ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..      $11.43         $9.40     $10.44     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.07          0.16         --       0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.75          1.94      (0.97)     (0.05)
                              ----          ----      -----      -----
 Total From Investment
            Operations        0.82          2.10      (0.97)      0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.14)        (0.07)     (0.03)     (0.03)
 Distributions from
  Realized Gains......          --            --      (0.04)        --
  -------                                             -----
   Total Dividends and
         Distributions       (0.14)        (0.07)     (0.07)     (0.03)
                             -----         -----      -----      -----
Net Asset Value, End
 of Period............      $12.11        $11.43      $9.40     $10.44
                            ======        ======      =====     ======
Total Return..........        7.22%/(f)/   22.52%     (9.37)%     2.12%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $31,759       $25,399    $10,021     $1,045
 Ratio of Expenses to
  Average Net Assets..        1.03%/(g)/    1.03%      1.06%      1.06%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        1.06%/(g)/    1.06%      1.06%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        1.18%/(g)/    1.53%      1.44%      1.34%/(g)/
 Portfolio Turnover
  Rate................        28.0%/(g)/    16.2%       7.8%      19.5%/(g)/

                             2004/(E)/      2003       2002      2001/(H)/
                             ----           ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..      $11.39         $9.38     $10.43     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.06          0.15       0.12       0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.76          1.92      (1.11)     (0.05)
                              ----          ----      -----      -----
 Total From Investment
            Operations        0.82          2.07      (0.99)      0.06
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.13)        (0.06)     (0.02)     (0.03)
 Distributions from
  Realized Gains......          --            --      (0.04)        --
  -------                                             -----
   Total Dividends and
         Distributions       (0.13)        (0.06)     (0.06)     (0.03)
                             -----         -----      -----      -----
Net Asset Value, End
 of Period............      $12.08        $11.39      $9.38     $10.43
                            ======        ======      =====     ======
Total Return..........        7.20%/(f)/   22.21%     (9.59)%     2.12%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $2,791          $992       $979     $1,044
 Ratio of Expenses to
  Average Net Assets..        1.17%/(g)/    1.15%      1.17%      1.18%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        1.18%/(g)/    1.18%      1.17%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        0.95%/(g)/    1.42%      1.22%      1.22%/(g)/
 Portfolio Turnover
  Rate................        28.0%/(g)/    16.2%       7.8%      19.5%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.39, $.39, $.40, $.39 and $.39 per share, respectively, from November 27, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.45        $5.30     $6.51     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)       (0.09)    (0.05)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06         2.24     (1.16)     (4.58)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.01         2.15     (1.21)     (4.58)
                           ----         ----     -----      -----
Net Asset Value, End
 of Period............    $7.46        $7.45     $5.30      $6.51
                          =====        =====     =====      =====
Total Return..........     0.13%/(f)/  40.57%   (18.59)%   (40.49)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,403       $4,371    $1,296       $815
 Ratio of Expenses to
  Average Net Assets..     1.43%/(g)/   1.56%     1.57%      1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.57%/(g)/   1.57%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.17)%/(g)/ (1.33)%   (1.35)%    (1.33)%/(g)/
 Portfolio Turnover
  Rate................    147.4%/(g)/  163.3%    225.6%     347.3%/(g)/

                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.30        $5.21     $6.50     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)       (0.09)    (0.10)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06         2.18     (1.19)     (4.58)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.01         2.09     (1.29)     (4.59)
                           ----         ----     -----      -----
Net Asset Value, End
 of Period............    $7.31        $7.30     $5.21      $6.50
                          =====        =====     =====      =====
Total Return..........     0.14%/(f)/  40.12%   (19.85)%   (40.53)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,809       $2,461      $653       $814
 Ratio of Expenses to
  Average Net Assets..     1.60%/(g)/   1.74%     1.75%      1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.75%/(g)/   1.75%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.35)%/(g)/ (1.52)%   (1.53)%    (1.51)%/(g)/
 Portfolio Turnover
  Rate................    147.4%/(g)/  163.3%    225.6%     347.3%/(g)/

                          2004/(E)/     2003      2002      2001/(I)/
                          ----          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.03        $5.03     $6.28      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)       (0.10)    (0.09)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06         2.10     (1.16)     (2.03)
                           ----         ----     -----      -----
 Total From Investment
            Operations       --         2.00     (1.25)     (1.99)
  ----                                  ----     -----      -----
Net Asset Value, End
 of Period............    $7.03        $7.03     $5.03      $6.28
                          =====        =====     =====      =====
Total Return /(c)/ ...     0.00%/(f)/  39.76%   (19.90)%   (24.43)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,962       $9,625    $2,648       $663
 Ratio of Expenses to
  Average Net Assets..     1.92%/(g)/   1.95%     1.95%      1.90%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.09%/(g)/   2.72%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.67)%/(g)/ (1.73)%   (1.72)%    (1.66)%/(g)/
 Portfolio Turnover
  Rate................    147.4%/(g)/  163.3%    225.6%     347.3%/(g)/

                          2004/(E)/     2003      2002      2001/(I)/
                          ----          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.20        $5.10     $6.31      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)       (0.04)    (0.05)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06         2.14     (1.16)     (2.00)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.04         2.10     (1.21)     (1.96)
                           ----         ----     -----      -----
Net Asset Value, End
 of Period............    $7.24        $7.20     $5.10      $6.31
                          =====        =====     =====      =====
Total Return..........     0.56%/(f)/  41.18%   (19.18)%   (24.07)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9           $8        $6         $7
 Ratio of Expenses to
  Average Net Assets..     0.85%/(g)/   0.99%     1.00%      1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.00%/(g)/   1.00%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.60)%/(g)/ (0.76)%   (0.78)%    (0.77)%/(g)/
 Portfolio Turnover
  Rate................    147.4%/(g)/  163.3%    225.6%     347.3%/(g)/

                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.43        $5.26     $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)       (0.07)    (0.03)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06         2.24     (1.23)     (4.52)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.03         2.17     (1.26)     (4.57)
                           ----         ----     -----      -----
Net Asset Value, End
 of Period............    $7.46        $7.43     $5.26      $6.52
                          =====        =====     =====      =====
Total Return..........     0.40%/(f)/  41.25%   (19.33)%   (40.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,258       $7,384    $1,155       $815
 Ratio of Expenses to
  Average Net Assets..     1.11%/(g)/   1.24%     1.26%      1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.26%/(g)/   1.26%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.86)%/(g)/ (1.03)%   (1.04)%    (1.00)%/(g)/
 Portfolio Turnover
  Rate................    147.4%/(g)/  163.3%    225.6%     347.3%/(g)/

                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.38        $5.25     $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)       (0.07)    (0.07)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07         2.20     (1.20)     (4.58)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.03         2.13     (1.27)     (4.57)
                           ----         ----     -----      -----
Net Asset Value, End
 of Period............    $7.41        $7.38     $5.25      $6.52
                          =====        =====     =====      =====
Total Return..........     0.41%/(f)/  40.57%   (19.48)%   (40.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10         $408      $657       $816
 Ratio of Expenses to
  Average Net Assets..     1.23%/(g)/   1.37%     1.37%      1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.38%/(g)/   1.38%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.99)%/(g)/ (1.14)%   (1.15)%    (1.14)%/(g)/
 Portfolio Turnover
  Rate................    147.4%/(g)/  163.3%    225.6%     347.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 29, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $1.09, $1.09, $1.08 and $1.09 per share, respectively, during the initial interim period.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2004/(C)/
                         ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)
                         -----
 Total From Investment
            Operations   (0.02)
                         -----
Net Asset Value, End
 of Period............   $9.98
                         =====
Total Return..........   (0.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,990
 Ratio of Expenses to
  Average Net Assets..    0.99%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.56)%/(e)/
 Portfolio Turnover
  Rate................    37.2%/(e)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/      2003       2002     2001/(H)/
                           ----           ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $12.03         $9.39      $9.38    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)        (0.05)     (0.03)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.20          2.69       0.04     (0.75)
  -----                                                       -----
 Total From Investment
            Operations      1.18          2.64       0.01     (0.75)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --            --         --     (0.01)
 Distributions from
  Realized Gains......     (0.16)           --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)           --         --     (0.01)
  ----                     -----                              -----
Net Asset Value, End
 of Period............    $13.05        $12.03      $9.39     $9.38
                          ======        ======      =====     =====
Total Return..........      9.88%/(f)/   28.12%      0.11%    (6.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,744        $3,305     $1,449      $940
 Ratio of Expenses to
  Average Net Assets..      1.54%/(g)/    1.55%      1.57%     1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.57%/(g)/    1.57%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.35)%/(g)/  (0.46)%    (0.45)%   (0.12)%/(g)/
 Portfolio Turnover
  Rate................      70.0%/(g)/    49.7%      80.0%    224.9%/(g)/

                           2004/(E)/      2003       2002     2001/(H)/
                           ----           ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $11.82         $9.24      $9.37    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)        (0.07)     (0.05)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.18          2.65      (0.08)    (0.75)
  -----                                             -----     -----
 Total From Investment
            Operations      1.15          2.58      (0.13)    (0.76)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --            --         --     (0.01)
 Distributions from
  Realized Gains......     (0.16)           --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)           --         --     (0.01)
  ----                     -----                              -----
Net Asset Value, End
 of Period............    $12.81        $11.82      $9.24     $9.37
                          ======        ======      =====     =====
Total Return..........      9.80%/(f)/   27.92%     (1.39)%   (6.87)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,971        $2,962     $1,177      $989
 Ratio of Expenses to
  Average Net Assets..      1.72%/(g)/    1.73%      1.75%     1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.75%/(g)/    1.75%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.54)%/(g)/  (0.67)%    (0.64)%   (0.30)%/(g)/
 Portfolio Turnover
  Rate................      70.0%/(g)/    49.7%      80.0%    224.9%/(g)/

                           2004/(E)/      2003       2002     2001/(I)/
                           ----           ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.75         $9.21      $9.35    $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)        (0.09)     (0.04)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.18          2.63      (0.10)    (0.83)
  -----                                             -----     -----
 Total From Investment
            Operations      1.13          2.54      (0.14)    (0.85)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.16)           --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)           --         --        --
 -----                     -----
Net Asset Value, End
 of Period............    $12.72        $11.75      $9.21     $9.35
                          ======        ======      =====     =====
Total Return /(c)/ ...      9.68%/(f)/   27.58%     (1.50)%   (8.15)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $20,348       $12,295     $4,573      $891
 Ratio of Expenses to
  Average Net Assets..      1.95%/(g)/    1.94%      1.95%     1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.01%/(g)/    2.49%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.79)%/(g)/  (0.89)%    (0.94)%   (0.48)%/(g)/
 Portfolio Turnover
  Rate................      70.0%/(g)/    49.7%      80.0%    224.9%/(g)/

                           2004/(E)/      2003       2002     2001/(H)/
                           ----           ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $12.04         $9.34      $9.43    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01          0.01      (0.02)     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.21          2.69      (0.04)    (0.73)
  -----                                             -----     -----
 Total From Investment
            Operations      1.22          2.70      (0.06)    (0.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)           --      (0.01)    (0.01)
 Tax Return of Capital
  Distribution........        --            --      (0.02)       --
 Distributions from
  Realized Gains......     (0.16)           --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.17)           --      (0.03)    (0.01)
  ----                     -----                    -----     -----
Net Asset Value, End
 of Period............    $13.09        $12.04      $9.34     $9.43
                          ======        ======      =====     =====
Total Return..........     10.16%/(f)/   28.91%     (0.67)%   (6.28)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $139,552       $78,679    $21,210    $2,956
 Ratio of Expenses to
  Average Net Assets..      0.98%/(g)/    0.98%      1.00%     1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%/(g)/    1.00%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.18%/(g)/    0.07%        --      0.44%/(g)/
 Portfolio Turnover
  Rate................      70.0%/(g)/    49.7%      80.0%    224.9%/(g)/

                           2004/(E)/      2003       2002     2001/(H)/
                           ----           ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $11.98         $9.33      $9.41    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --         (0.02)     (0.02)     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.20          2.67      (0.06)    (0.74)
  -----                                             -----     -----
 Total From Investment
            Operations      1.20          2.65      (0.08)    (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --            --         --     (0.01)
 Distributions from
  Realized Gains......     (0.16)           --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)           --         --     (0.01)
  ----                     -----                              -----
Net Asset Value, End
 of Period............    $13.02        $11.98      $9.33     $9.41
                          ======        ======      =====     =====
Total Return..........     10.08%/(f)/   28.40%     (0.83)%   (6.48)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,508        $3,154     $1,485      $942
 Ratio of Expenses to
  Average Net Assets..      1.23%/(g)/    1.24%      1.26%     1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.26%/(g)/    1.26%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.07)%/(g)/  (0.18)%    (0.16)%    0.19%/(g)/
 Portfolio Turnover
  Rate................      70.0%/(g)/    49.7%      80.0%    224.9%/(g)/

                           2004/(E)/      2003       2002     2001/(H)/
                           ----           ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $11.95         $9.31      $9.40    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)        (0.03)     (0.02)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.19          2.67      (0.07)    (0.74)
  -----                                             -----     -----
 Total From Investment
            Operations      1.18          2.64      (0.09)    (0.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --            --         --     (0.01)
 Distributions from
  Realized Gains......     (0.16)           --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)           --         --     (0.01)
  ----                     -----                              -----
Net Asset Value, End
 of Period............    $12.97        $11.95      $9.31     $9.40
                          ======        ======      =====     =====
Total Return..........      9.94%/(f)/   28.36%     (0.96)%   (6.58)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $965        $1,565       $932      $941
 Ratio of Expenses to
  Average Net Assets..      1.35%/(g)/    1.36%      1.37%     1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.38%/(g)/    1.38%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.12)%/(g)/  (0.29)%    (0.24)%    0.07%/(g)/
 Portfolio Turnover
  Rate................      70.0%/(g)/    49.7%      80.0%    224.9%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share from November 28, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.14, $.14, $.13, $.14 and $.14 per share, respectively, during the initial interim period.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2004/(B)/
                         ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                        ------
 Total From Investment
            Operations    0.39
                        ------
Net Asset Value, End
 of Period............  $10.39
                        ======
Total Return..........    3.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,193
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.27%/(d)/
 Portfolio Turnover
  Rate................    87.0%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(C)/    2003/(F)/
                           ----         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $13.56       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.07         3.62
                            ----         ----
 Total From Investment
            Operations      1.02         3.56
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)          --
 ----                      -----
Net Asset Value, End
 of Period............    $13.77       $13.56
                          ======       ======
Total Return..........      7.81%/(d)/  35.60%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $138         $136
 Ratio of Expenses to
  Average Net Assets..      1.53%/(e)/   1.54%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.57%/(e)/   1.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.70)%/(e)/ (0.60)%/(e)/
 Portfolio Turnover
  Rate................      74.2%/(e)/  111.5%/(e)/

                           2004/(C)/    2003/(F)/
                           ----         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $13.54       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)       (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.06         3.61
                            ----         ----
 Total From Investment
            Operations      1.00         3.54
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)          --
 ----                      -----
Net Asset Value, End
 of Period............    $13.73       $13.54
                          ======       ======
Total Return..........      7.67%/(d)/  35.40%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $137         $135
 Ratio of Expenses to
  Average Net Assets..      1.71%/(e)/   1.72%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.75%/(e)/   1.75%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.88)%/(e)/ (0.79)%/(e)/
 Portfolio Turnover
  Rate................      74.2%/(e)/  111.5%/(e)/

                           2004/(C)/    2003/(F)/
                           ----         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.62       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.07         3.62
                            ----         ----
 Total From Investment
            Operations      1.06         3.62
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)          --
 ----                      -----
Net Asset Value, End
 of Period............    $13.87       $13.62
                          ======       ======
Total Return..........      8.08%/(d)/  36.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $152,779       $4,868
 Ratio of Expenses to
  Average Net Assets..      0.98%/(e)/   0.97%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%/(e)/   1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.13)%/(e)/ (0.04)%/(e)/
 Portfolio Turnover
  Rate................      74.2%/(e)/  111.5%/(e)/

                           2004/(C)/    2003/(F)/
                           ----         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $13.59       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)       (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.08         3.62
                            ----         ----
 Total From Investment
            Operations      1.05         3.59
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)          --
 ----                      -----
Net Asset Value, End
 of Period............    $13.83       $13.59
                          ======       ======
Total Return..........      8.02%/(d)/  35.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $145         $136
 Ratio of Expenses to
  Average Net Assets..      1.22%/(e)/   1.23%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.26%/(e)/   1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.39)%/(e)/ (0.30)%/(e)/
 Portfolio Turnover
  Rate................      74.2%/(e)/  111.5%/(e)/

                           2004/(C)/    2003/(F)/
                           ----         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $13.58       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.07         3.62
                            ----         ----
 Total From Investment
            Operations      1.03         3.58
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)          --
 ----                      -----
Net Asset Value, End
 of Period............    $13.80       $13.58
                          ======       ======
Total Return..........      7.88%/(d)/  35.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $138         $136
 Ratio of Expenses to
  Average Net Assets..      1.34%/(e)/   1.35%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.38%/(e)/   1.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.51)%/(e)/ (0.42)%/(e)/
 Portfolio Turnover
  Rate................      74.2%/(e)/  111.5%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended April 30, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(E)/      2003       2002      2001/(H)/
                          ----           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.00         $5.08      $7.32      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)        (0.08)     (0.04)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42          2.00      (2.20)     (2.42)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.36          1.92      (2.24)     (2.50)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $7.36         $7.00      $5.08      $7.32
                          =====         =====      =====      =====
Total Return..........     5.14%/(f)/   37.80%    (30.60)%   (23.67)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,409        $2,446     $1,092       $734
 Ratio of Expenses to
  Average Net Assets..     1.67%/(g)/    1.66%      1.67%      1.67%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.67%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.51)%/(g)/  (1.45)%    (1.47)%    (1.32)%/(g)/
 Portfolio Turnover
  Rate................    105.0%/(g)/   333.6%     110.9%     161.1%/(g)/

                          2004/(E)/      2003       2002      2001/(H)/
                          ----           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $6.96         $5.06      $7.31      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)        (0.09)     (0.06)     (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.41          1.99      (2.19)     (2.42)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.35          1.90      (2.25)     (2.51)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $7.31         $6.96      $5.06      $7.31
                          =====         =====      =====      =====
Total Return..........     5.03%/(f)/   37.55%    (30.78)%   (23.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,038        $1,136       $789       $733
 Ratio of Expenses to
  Average Net Assets..     1.85%/(g)/    1.84%      1.85%      1.85%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.85%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.69)%/(g)/  (1.63)%    (1.65)%    (1.50)%/(g)/
 Portfolio Turnover
  Rate................    105.0%/(g)/   333.6%     110.9%     161.1%/(g)/

                          2004/(E)/      2003       2002      2001/(I)/
                          ----           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.75         $4.92      $7.12      $8.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)        (0.10)     (0.06)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.41          1.93      (2.14)     (1.11)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.34          1.83      (2.20)     (1.16)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $7.09         $6.75      $4.92      $7.12
                          =====         =====      =====      =====
Total Return /(c)/ ...     5.04%/(f)/   37.20%    (30.90)%   (13.70)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,037        $5,932     $1,386       $316
 Ratio of Expenses to
  Average Net Assets..     2.05%/(g)/    2.05%      2.05%      2.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.43%/(g)/    3.39%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.89)%/(g)/  (1.85)%    (1.85)%    (1.72)%/(g)/
 Portfolio Turnover
  Rate................    105.0%/(g)/   333.6%     110.9%     161.1%/(g)/

                          2004/(E)/      2003       2002      2001/(H)/
                          ----           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.10         $5.12      $7.35      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.05)     (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43          2.03      (2.19)     (2.43)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.39          1.98      (2.23)     (2.47)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $7.49         $7.10      $5.12      $7.35
                          =====         =====      =====      =====
Total Return..........     5.49%/(f)/   38.67%    (30.34)%   (23.36)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $67,415       $60,637    $91,760     $5,591
 Ratio of Expenses to
  Average Net Assets..     1.10%/(g)/    1.09%      1.10%      1.10%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.10%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.94)%/(g)/  (0.89)%    (0.90)%    (0.78)%/(g)/
 Portfolio Turnover
  Rate................    105.0%/(g)/   333.6%     110.9%     161.1%/(g)/

                          2004/(E)/      2003       2002      2001/(H)/
                          ----           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.09         $5.13      $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.07)     (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43          2.03      (2.17)     (2.42)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.38          1.96      (2.21)     (2.48)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $7.47         $7.09      $5.13      $7.34
                          =====         =====      =====      =====
Total Return..........     5.36%/(f)/   38.21%    (30.11)%   (23.46)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,445        $1,682       $931       $735
 Ratio of Expenses to
  Average Net Assets..     1.36%/(g)/    1.35%      1.36%      1.36%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.36%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.20)%/(g)/  (1.15)%    (1.17)%    (1.01)%/(g)/
 Portfolio Turnover
  Rate................    105.0%/(g)/   333.6%     110.9%     161.1%/(g)/

                          2004/(E)/      2003       2002      2001/(H)/
                          ----           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.04         $5.10      $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.07)     (0.09)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42          2.01      (2.15)     (2.42)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.37          1.94      (2.24)     (2.48)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $7.41         $7.04      $5.10      $7.34
                          =====         =====      =====      =====
Total Return..........     5.26%/(f)/   38.04%    (30.52)%   (23.46)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $271          $706       $510       $735
 Ratio of Expenses to
  Average Net Assets..     1.48%/(g)/    1.47%      1.47%      1.48%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.48%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.31)%/(g)/  (1.26)%    (1.27)%    (1.13)%/(g)/
 Portfolio Turnover
  Rate................    105.0%/(g)/   333.6%     110.9%     161.1%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/       2003      2002      2001/(H)/
                           ----            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $7.78          $5.68     $6.25     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)         (0.07)       --      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.14)          2.17     (0.57)     (4.53)
                           -----           ----     -----      -----
 Total From Investment
            Operations     (0.19)          2.10     (0.57)     (4.60)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)            --        --         --
 ------
   Total Dividends and
         Distributions     (0.04)            --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.55          $7.78     $5.68      $6.25
                           =====          =====     =====      =====
Total Return..........     (2.41)%/(f)/   36.97%    (9.12)%   (41.23)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,991         $3,480    $1,419       $626
 Ratio of Expenses to
  Average Net Assets..      1.53%/(g)/     1.52%     1.56%      1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.57%/(g)/     1.57%     1.57%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.24)%/(g)/   (1.14)%   (1.30)%    (1.19)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/    115.9%    120.1%     159.8%/(g)/

                           2004/(E)/       2003      2002      2001/(H)/
                           ----            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $7.67          $5.66     $6.24     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)         (0.10)    (0.09)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)          2.11     (0.49)     (4.53)
                           -----           ----     -----      -----
 Total From Investment
            Operations     (0.19)          2.01     (0.58)     (4.61)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)            --        --         --
 ------
   Total Dividends and
         Distributions     (0.04)            --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.44          $7.67     $5.66      $6.24
                           =====          =====     =====      =====
Total Return..........     (2.44)%/(f)/   35.51%    (9.29)%   (41.32)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,570         $2,162      $567       $625
 Ratio of Expenses to
  Average Net Assets..      1.71%/(g)/     1.72%     1.74%      1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.75%/(g)/     1.75%     1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.42)%/(g)/   (1.39)%   (1.47)%    (1.37)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/    115.9%    120.1%     159.8%/(g)/

                           2004/(E)/       2003      2002      2001/(I)/
                           ----            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $7.44          $5.47     $6.04      $7.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.07)         (0.10)    (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)          2.07     (0.53)     (1.67)
                           -----           ----     -----      -----
 Total From Investment
            Operations     (0.20)          1.97     (0.57)     (1.71)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)            --        --         --
 ------
   Total Dividends and
         Distributions     (0.04)            --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.20          $7.44     $5.47      $6.04
                           =====          =====     =====      =====
Total Return /(c)/ ...     (2.66)%/(f)/   36.01%    (9.44)%   (22.56)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,964         $3,303    $1,099       $301
 Ratio of Expenses to
  Average Net Assets..      2.05%/(g)/     2.03%     1.93%      1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.55%/(g)/     3.66%     1.95%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.76)%/(g)/   (1.64)%   (1.64)%    (1.60)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/    115.9%    120.1%     159.8%/(g)/

                           2004/(E)/       2003      2002      2001/(H)/
                           ----            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.88          $5.72     $6.27     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.04)    (0.12)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.14)          2.20     (0.43)     (4.54)
                           -----           ----     -----      -----
 Total From Investment
            Operations     (0.17)          2.16     (0.55)     (4.58)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)            --        --         --
 ------
   Total Dividends and
         Distributions     (0.04)            --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.67          $7.88     $5.72      $6.27
                           =====          =====     =====      =====
Total Return..........     (2.12)%/(f)/   37.76%    (8.77)%   (41.04)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $226,408       $162,128    $7,077     $1,166
 Ratio of Expenses to
  Average Net Assets..      0.96%/(g)/     0.95%     0.99%      1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%/(g)/     1.00%     1.00%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.67)%/(g)/   (0.57)%   (0.70)%    (0.48)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/    115.9%    120.1%     159.8%/(g)/

                           2004/(E)/       2003      2002      2001/(H)/
                           ----            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $7.83          $5.71     $6.27     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)         (0.06)    (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)          2.18     (0.52)     (4.52)
                           -----           ----     -----      -----
 Total From Investment
            Operations     (0.17)          2.12     (0.56)     (4.58)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)            --        --         --
 ------
   Total Dividends and
         Distributions     (0.04)            --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.62          $7.83     $5.71      $6.27
                           =====          =====     =====      =====
Total Return..........     (2.14)%/(f)/   37.13%    (8.93)%   (41.04)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,150         $1,799      $692       $628
 Ratio of Expenses to
  Average Net Assets..      1.22%/(g)/     1.21%     1.25%      1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.26%/(g)/     1.26%     1.26%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.94)%/(g)/   (0.83)%   (0.98)%    (0.88)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/    115.9%    120.1%     159.8%/(g)/

                           2004/(E)/       2003      2002      2001/(H)/
                           ----            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $7.78          $5.70     $6.26     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)         (0.09)    (0.07)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)          2.17     (0.49)     (4.53)
                           -----           ----     -----      -----
 Total From Investment
            Operations     (0.17)          2.08     (0.56)     (4.59)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)            --        --         --
 ------
   Total Dividends and
         Distributions     (0.04)            --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.57          $7.78     $5.70      $6.26
                           =====          =====     =====      =====
Total Return..........     (2.15)%/(f)/   36.49%    (8.95)%   (41.13)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $782            $87      $571       $627
 Ratio of Expenses to
  Average Net Assets..      1.34%/(g)/     1.31%     1.36%      1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.38%/(g)/     1.38%     1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.07)%/(g)/   (0.84)%   (1.09)%    (1.00)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/    115.9%    120.1%     159.8%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(D)/       2003        2002     2001/(G)/
                           ----            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $13.02          $9.51       $9.96    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)         (0.07)      (0.06)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.24           3.67       (0.24)       --
 ----                       ----           ----       -----
 Total From Investment
            Operations      1.20           3.60       (0.30)    (0.04)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.09)      (0.15)       --
 ------                                   -----       -----
   Total Dividends and
         Distributions        --          (0.09)      (0.15)       --
 ------                                   -----       -----
Net Asset Value, End
 of Period............    $14.22         $13.02       $9.51     $9.96
                          ======         ======       =====     =====
Total Return..........      9.23%/(e)/    38.18%      (3.24)%   (0.40)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,341         $4,284        $985      $831
 Ratio of Expenses to
  Average Net Assets..      1.57%/(f)/     1.57%       1.57%     1.57%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.52)%/(f)/   (0.62)%     (0.76)%   (0.59)%/(f)/
 Portfolio Turnover
  Rate................      13.5%/(f)/     44.1%       27.9%     58.0%/(f)/

                           2004/(D)/       2003        2002     2001/(G)/
                           ----            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $12.94          $9.48       $9.95    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)         (0.08)      (0.04)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.24           3.63       (0.28)       --
 ----                       ----           ----       -----
 Total From Investment
            Operations      1.19           3.55       (0.32)    (0.05)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.09)      (0.15)       --
 ------                                   -----       -----
   Total Dividends and
         Distributions        --          (0.09)      (0.15)       --
 ------                                   -----       -----
Net Asset Value, End
 of Period............    $14.13         $12.94       $9.48     $9.95
                          ======         ======       =====     =====
Total Return..........      9.21%/(e)/    37.76%      (3.44)%   (0.50)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,411         $2,028      $1,398      $830
 Ratio of Expenses to
  Average Net Assets..      1.75%/(f)/     1.75%       1.75%     1.75%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.71)%/(f)/   (0.80)%     (0.94)%   (0.77)%/(f)/
 Portfolio Turnover
  Rate................      13.5%/(f)/     44.1%       27.9%     58.0%/(f)/

                           2004/(D)/       2003        2002     2001/(G)/
                           ----            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.89          $9.46       $9.94    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)         (0.11)      (0.05)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.23           3.63       (0.28)    (0.02)
                            ----           ----       -----     -----
 Total From Investment
            Operations      1.17           3.52       (0.33)    (0.06)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.09)      (0.15)       --
 ------                                   -----       -----
   Total Dividends and
         Distributions        --          (0.09)      (0.15)       --
 ------                                   -----       -----
Net Asset Value, End
 of Period............    $14.06         $12.89       $9.46     $9.94
                          ======         ======       =====     =====
Total Return /(b)/ ...      9.09%/(e)/    37.53%      (3.55)%   (0.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,542         $5,962      $4,867    $1,472
 Ratio of Expenses to
  Average Net Assets..      1.95%/(f)/     1.95%       1.95%     1.81%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.34%/(f)/     2.57          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.91)%/(f)/   (1.00)%     (1.15)%   (0.84)%/(f)/
 Portfolio Turnover
  Rate................      13.5%/(f)/     44.1%       27.9%     58.0%/(f)/

                           2004/(D)/       2003        2002     2001/(G)/
                           ----            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.21          $9.60      $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --             --       (0.04)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.26           3.70       (0.21)       --
 ----                       ----           ----       -----
 Total From Investment
            Operations      1.26           3.70       (0.25)       --
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.09)      (0.15)       --
 ------                                   -----       -----
   Total Dividends and
         Distributions        --          (0.09)      (0.15)       --
 ------                                   -----       -----
Net Asset Value, End
 of Period............    $14.47         $13.21       $9.60    $10.00
                          ======         ======       =====    ======
Total Return..........      9.55%/(e)/    38.87%      (2.72)%    0.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $218,676       $174,262    $133,400    $5,682
 Ratio of Expenses to
  Average Net Assets..      1.00%/(f)/     1.00%       1.00%     1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.04%/(f)/    (0.04)%     (0.20)%   (0.07)%/(f)/
 Portfolio Turnover
  Rate................      13.5%/(f)/     44.1%       27.9%     58.0%/(f)/

                           2004/(D)/       2003        2002     2001/(G)/
                           ----            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $13.14          $9.56       $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)         (0.03)         --     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.26           3.70       (0.27)       --
 ----                       ----           ----       -----
 Total From Investment
            Operations      1.24           3.67       (0.27)    (0.02)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.09)      (0.15)       --
 ------                                   -----       -----
   Total Dividends and
         Distributions        --          (0.09)      (0.15)       --
 ------                                   -----       -----
Net Asset Value, End
 of Period............    $14.38         $13.14       $9.56     $9.98
                          ======         ======       =====     =====
Total Return..........      9.45%/(e)/    38.71%      (2.93)%   (0.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,999        $12,008      $5,733      $833
 Ratio of Expenses to
  Average Net Assets..      1.26%/(f)/     1.26%       1.26%     1.26%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.22)%/(f)/   (0.31)%     (0.47)%   (0.28)%/(f)/
 Portfolio Turnover
  Rate................      13.5%/(f)/     44.1%       27.9%     58.0%/(f)/

                           2004/(D)/       2003        2002     2001/(G)/
                           ----            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $13.08          $9.54       $9.97    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)         (0.04)      (0.06)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.24           3.67       (0.22)       --
 ----                       ----           ----       -----
 Total From Investment
            Operations      1.22           3.63       (0.28)    (0.03)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.09)      (0.15)       --
 ------                                   -----       -----
   Total Dividends and
         Distributions        --          (0.09)      (0.15)       --
 ------                                   -----       -----
Net Asset Value, End
 of Period............    $14.30         $13.08       $9.54     $9.97
                          ======         ======       =====     =====
Total Return..........      9.34%/(e)/    38.37%      (3.03)%   (0.30)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $19            $16        $796      $833
 Ratio of Expenses to
  Average Net Assets..      1.38%/(f)/     1.38%       1.37%     1.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.34)%/(f)/   (0.43)%     (0.56)%   (0.40)%/(f)/
 Portfolio Turnover
  Rate................      13.5%/(f)/     44.1%       27.9%     58.0%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(C)/     2003/(F)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $13.92        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)         0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.30          3.90
                           ----          ----
 Total From Investment
            Operations     1.27          3.92

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.60)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.60)           --
  ----                    -----
Net Asset Value, End
 of Period............   $14.59        $13.92
                         ======        ======
Total Return..........     9.34%/(d)/   39.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,522          $258
 Ratio of Expenses to
  Average Net Assets..     1.57%/(e)/    1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.57%/(e)/    1.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.40)%/(e)/   0.19%/(e)/
 Portfolio Turnover
  Rate................     41.3%/(e)/    67.2%/(e)/

                          2004/(C)/     2003/(F)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $13.89        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)           --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.32          3.89
                           ----          ----
 Total From Investment
            Operations     1.27          3.89

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.60)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.60)           --
  ----                    -----
Net Asset Value, End
 of Period............   $14.56        $13.89
                         ======        ======
Total Return..........     9.35%/(d)/   38.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,086          $702
 Ratio of Expenses to
  Average Net Assets..     1.75%/(e)/    1.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.75%/(e)/    1.75%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.63)%/(e)/  (0.04)%/(e)/
 Portfolio Turnover
  Rate................     41.3%/(e)/    67.2%/(e)/

                          2004/(C)/     2003/(F)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $13.99        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02          0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.30          3.91
                           ----          ----
 Total From Investment
            Operations     1.32          3.99

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)           --
 Distributions from
  Realized Gains......    (0.60)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.66)           --
  ----                    -----
Net Asset Value, End
 of Period............   $14.65        $13.99
                         ======        ======
Total Return..........     9.66%/(d)/   39.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $84,740       $51,198
 Ratio of Expenses to
  Average Net Assets..     0.99%/(e)/    1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.00%/(e)/    1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.21%/(e)/    0.73%/(e)/
 Portfolio Turnover
  Rate................     41.3%/(e)/    67.2%/(e)/

                          2004/(C)/     2003/(F)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $13.95        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)         0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.32          3.91
                           ----          ----
 Total From Investment
            Operations     1.31          3.95

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)           --
 Distributions from
  Realized Gains......    (0.60)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.62)           --
  ----                    -----
Net Asset Value, End
 of Period............   $14.64        $13.95
                         ======        ======
Total Return..........     9.63%/(d)/   39.50%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $529          $194
 Ratio of Expenses to
  Average Net Assets..     1.26%/(e)/    1.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.26%/(e)/    1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.08)%/(e)/   0.46%/(e)/
 Portfolio Turnover
  Rate................     41.3%/(e)/    67.2%/(e)/

                          2004/(C)/     2003/(F)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $13.94        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)         0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.32          3.91
                           ----          ----
 Total From Investment
            Operations     1.30          3.94

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)           --
 Distributions from
  Realized Gains......    (0.60)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.61)           --
  ----                    -----
Net Asset Value, End
 of Period............   $14.63        $13.94
                         ======        ======
Total Return..........     9.51%/(d)/   39.40%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $527          $141
 Ratio of Expenses to
  Average Net Assets..     1.38%/(e)/    1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.38%/(e)/    1.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.23)%/(e)/   0.34%/(e)/
 Portfolio Turnover
  Rate................     41.3%/(e)/    67.2%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended April 30, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/
                           ----
PREFERRED SECURITIES FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.41)
                           -----
 Total From Investment
            Operations     (0.22)
Less Dividends and
 Distributions:
Net Asset Value, End
 of Period............    $10.82
                          ======
Total Return /(b)/ ...     (1.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,093
 Ratio of Expenses to
  Average Net Assets..      1.60%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      4.17%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.17%/(g)/
 Portfolio Turnover
  Rate................      15.0%/(g)/

                           2004/(H)/       2003     2002/(I)/
                           ----            ----     ----
PREFERRED SECURITIES FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.21         $10.30    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(d)/ ..............      0.31           0.61      0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.21)          0.40      0.06
                           -----           ----      ----
 Total From Investment
            Operations      0.10           1.01      0.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.45)         (0.10)       --
  ----                     -----          -----
   Total Dividends and
         Distributions     (0.45)         (0.10)       --
  ----                     -----          -----
Net Asset Value, End
 of Period............    $10.86         $11.21    $10.30
                          ======         ======    ======
Total Return..........      0.86%/(f)/     9.84%     3.00%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $170,344       $121,828   $12,849
 Ratio of Expenses to
  Average Net Assets..      0.75%/(g)/     0.75%     0.75%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.62%/(g)/     5.68%     7.04%/(g)/
 Portfolio Turnover
  Rate................      15.0%/(g)/     31.1%     11.3%/(g)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit.
/(d) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(e) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Six months ended April 30, 2004.
/(i) /Period from May 1, 2002, date operations commenced, through October 31,
  2002.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                                  2004/(E)/      2003      2002     2001/(H)/
                                                                  ----           ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS PREFERRED SHARES
-------------------------
Net Asset Value, Beginning of Period.........                    $10.59         $9.36     $9.83    $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/                      0.10          0.09     (0.04)     0.18
 Net Realized and Unrealized Gain (Loss) on
  Investments................................                      0.31          1.24     (0.33)    (0.35)
                                                                   ----          ----     -----     -----
             Total From Investment Operations                      0.41          1.33     (0.37)    (0.17)
Less Dividends and Distributions:
 Dividends from Net Investment Income........                     (0.11)        (0.10)    (0.10)       --
 ----                                                             -----         -----     -----
            Total Dividends and Distributions                     (0.11)        (0.10)    (0.10)       --
 ----                                                             -----         -----     -----
Net Asset Value, End of Period...............                    $10.89        $10.59     $9.36     $9.83
                                                                 ======        ======     =====     =====
Total Return.................................                      3.90%/(f)/   14.39%    (3.81)%   (1.70)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)....                    $7,835        $3,674    $2,462       $10
 Ratio of Expenses to Average Net Assets
  /(b)/ .....................................                      0.69%/(g)/    0.69%     0.69%     0.69%/(g)/
 Ratio of Net Investment Income to Average
  Net Assets.................................                      1.80%/(g)/    0.96%     2.22%     2.71%/(g)/
 Portfolio Turnover Rate.....................                      41.3%/(g)/    47.8%     17.6%      2.2%/(g)/

                                                                  2004/(E)/      2003      2002     2001/(H)/
                                                                  ----           ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value, Beginning of Period.........                    $10.58         $9.35     $9.82    $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/                      0.09          0.04      0.19      0.17
 Net Realized and Unrealized Gain (Loss) on
  Investments................................                      0.31          1.28     (0.58)    (0.35)
                                                                   ----          ----     -----     -----
             Total From Investment Operations                      0.40          1.32     (0.39)    (0.18)
Less Dividends and Distributions:
 Dividends from Net Investment Income........                     (0.09)        (0.09)    (0.08)       --
 ----                                                             -----         -----     -----
            Total Dividends and Distributions                     (0.09)        (0.09)    (0.08)       --
 ----                                                             -----         -----     -----
Net Asset Value, End of Period...............                    $10.89        $10.58     $9.35     $9.82
                                                                 ======        ======     =====     =====
Total Return.................................                      3.81%/(f)/   14.20%    (3.98)%   (1.80)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)....                    $4,526        $1,683       $11       $10
 Ratio of Expenses to Average Net Assets
  /(b)/ .....................................                      0.87%/(g)/    0.87%     0.87%     0.87%/(g)/
 Ratio of Net Investment Income to Average
  Net Assets.................................                      1.57%/(g)/    0.35%     2.50%     2.52%/(g)/
 Portfolio Turnover Rate.....................                      41.3%/(g)/    47.8%     17.6%      2.2%/(g)/

                                                                  2004/(E)/      2003      2002     2001/(I)/
                                                                  ----           ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value, Beginning of Period.........                    $10.60         $9.36     $9.83    $10.04
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/                      0.12          0.04      0.10      0.05
 Net Realized and Unrealized Gain (Loss) on
  Investments................................                      0.29          1.26     (0.51)    (0.26)
                                                                   ----          ----     -----     -----
             Total From Investment Operations                      0.41          1.30     (0.41)    (0.21)
Less Dividends and Distributions:
 Dividends from Net Investment Income........                     (0.09)        (0.06)    (0.06)       --
 ----                                                             -----         -----     -----
            Total Dividends and Distributions                     (0.09)        (0.06)    (0.06)       --
 ----                                                             -----         -----     -----
Net Asset Value, End of Period...............                    $10.92        $10.60     $9.36     $9.83
                                                                 ======        ======     =====     =====
Total Return /(c)/ ..........................                      3.84%/(f)/   13.92%    (4.16)%   (2.09)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)....                   $42,887       $27,052    $5,071      $488
 Ratio of Expenses to Average Net Assets
  /(b)/ .....................................                      0.82%/(g)/    1.05%     1.05%     1.05%/(g)/
 Ratio of Gross Expenses to Average Net
  Assets /(b)/ /(d)/ ........................          0.82%/(g)/                1.05%       --        --
 Ratio of Net Investment Income to Average
  Net Assets.................................                      2.17%/(g)/    0.39%     1.79%     1.22%/(g)/
 Portfolio Turnover Rate.....................                      41.3%/(g)/    47.8%     17.6%      2.2%/(g)/

                                                                  2004/(E)/      2003      2002     2001/(H)/
                                                                  ----           ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value, Beginning of Period.........                    $10.63         $9.40     $9.87    $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/                      0.15          0.14      0.20      0.08
 Net Realized and Unrealized Gain (Loss) on
  Investments................................                      0.29          1.25     (0.51)    (0.21)
                                                                   ----          ----     -----     -----
             Total From Investment Operations                      0.44          1.39     (0.31)    (0.13)
Less Dividends and Distributions:
 Dividends from Net Investment Income........                     (0.17)        (0.16)    (0.16)       --
 ----                                                             -----         -----     -----
            Total Dividends and Distributions                     (0.17)        (0.16)    (0.16)       --
 ----                                                             -----         -----     -----
Net Asset Value, End of Period...............                    $10.90        $10.63     $9.40     $9.87
                                                                 ======        ======     =====     =====
Total Return.................................                      4.18%/(f)/   15.00%    (3.25)%   (1.30)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)....                  $176,037      $112,143   $35,188    $4,339
 Ratio of Expenses to Average Net Assets
  /(b)/ .....................................                      0.12%/(g)/    0.12%     0.12%     0.12%/(g)/
 Ratio of Net Investment Income to Average
  Net Assets.................................                      2.76%/(g)/    1.41%     2.84%     3.44%/(g)/
 Portfolio Turnover Rate.....................                      41.3%/(g)/    47.8%     17.6%      2.2%/(g)/

                                                                  2004/(E)/      2003      2002     2001/(H)/
                                                                  ----           ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value, Beginning of Period.........                    $10.61         $9.38     $9.85    $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/                      0.14          0.11     (0.03)     0.20
 Net Realized and Unrealized Gain (Loss) on
  Investments................................                      0.29          1.25     (0.31)    (0.35)
                                                                   ----          ----     -----     -----
             Total From Investment Operations                      0.43          1.36     (0.34)    (0.15)
Less Dividends and Distributions:
 Dividends from Net Investment Income........                     (0.15)        (0.13)    (0.13)       --
 ----                                                             -----         -----     -----
            Total Dividends and Distributions                     (0.15)        (0.13)    (0.13)       --
 ----                                                             -----         -----     -----
Net Asset Value, End of Period...............                    $10.89        $10.61     $9.38     $9.85
                                                                 ======        ======     =====     =====
Total Return.................................                      4.02%/(f)/   14.73%    (3.50)%   (1.50)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)....                    $2,019        $1,224      $334       $10
 Ratio of Expenses to Average Net Assets
  /(b)/ .....................................                      0.38%/(g)/    0.38%     0.38%     0.38%/(g)/
 Ratio of Net Investment Income to Average
  Net Assets.................................                      2.49%/(g)/    1.14%     2.93%     3.02%/(g)/
 Portfolio Turnover Rate.....................                      41.3%/(g)/    47.8%     17.6%      2.2%/(g)/

                                                                  2004/(E)/      2003      2002     2001/(H)/
                                                                  ----           ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value, Beginning of Period.........                    $10.60         $9.37     $9.84    $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/                      0.14          0.12      0.28      0.19
 Net Realized and Unrealized Gain (Loss) on
  Investments................................                      0.28          1.23     (0.63)    (0.35)
                                                                   ----          ----     -----     -----
             Total From Investment Operations                      0.42          1.35     (0.35)    (0.16)
Less Dividends and Distributions:
 Dividends from Net Investment Income........                     (0.13)        (0.12)    (0.12)       --
 ----                                                             -----         -----     -----
            Total Dividends and Distributions                     (0.13)        (0.12)    (0.12)       --
 ----                                                             -----         -----     -----
Net Asset Value, End of Period...............                    $10.89        $10.60     $9.37     $9.84
                                                                 ======        ======     =====     =====
Total Return.................................                      4.00%/(f)/   14.60%    (3.63)%   (1.60)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)....                       $11           $11        $9        $9
 Ratio of Expenses to Average Net Assets
  /(b)/ .....................................                      0.50%/(g)/    0.50%     0.50%     0.50%/(g)/
 Ratio of Net Investment Income to Average
  Net Assets.................................                      2.61%/(g)/    1.18%     2.89%     2.88%/(g)/
 Portfolio Turnover Rate.....................                      41.3%/(g)/    47.8%     17.6%      2.2%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(i) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                                   2004/(E)/      2003      2002     2001/(H)/
                                   ----           ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..            $10.52         $9.11     $9.69    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............              0.11          0.07     (0.02)     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........              0.34          1.42     (0.48)    (0.45)
                                    ----          ----     -----     -----
 Total From Investment
            Operations              0.45          1.49     (0.50)    (0.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...             (0.13)        (0.08)    (0.08)       --
 ----                              -----         -----     -----
   Total Dividends and
         Distributions             (0.13)        (0.08)    (0.08)       --
 ----                              -----         -----     -----
Net Asset Value, End
 of Period............            $10.84        $10.52     $9.11     $9.69
                                  ======        ======     =====     =====
Total Return..........              4.28%/(f)/   16.52%    (5.22)%   (3.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........            $7,812        $4,106    $1,917       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............              0.69%/(g)/    0.69%     0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..              2.03%/(g)/    0.75%     1.76%     2.14%/(g)/
 Portfolio Turnover
  Rate................              11.8%/(g)/    41.1%     12.3%      4.0%/(g)/

                                   2004/(E)/      2003      2002     2001/(H)/
                                   ----           ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..            $10.50         $9.10     $9.68    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............              0.07          0.03      0.01      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........              0.37          1.44     (0.53)    (0.45)
                                    ----          ----     -----     -----
 Total From Investment
            Operations              0.44          1.47     (0.52)    (0.32)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...             (0.11)        (0.07)    (0.06)       --
 ----                              -----         -----     -----
   Total Dividends and
         Distributions             (0.11)        (0.07)    (0.06)       --
 ----                              -----         -----     -----
Net Asset Value, End
 of Period............            $10.83        $10.50     $9.10     $9.68
                                  ======        ======     =====     =====
Total Return..........              4.19%/(f)/   16.22%    (5.40)%   (3.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........            $6,829        $1,986       $69        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............              0.87%/(g)/    0.87%     0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..              1.33%/(g)/    0.29%     1.76%     1.94%/(g)/
 Portfolio Turnover
  Rate................              11.8%/(g)/    41.1%     12.3%      4.0%/(g)/

                                   2004/(E)/      2003      2002     2001/(I)/
                                   ----           ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..            $10.53         $9.11     $9.69    $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............              0.12          0.03      0.09      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........              0.32          1.43     (0.63)    (0.36)
                                    ----          ----     -----     -----
 Total From Investment
            Operations              0.44          1.46     (0.54)    (0.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...             (0.11)        (0.04)    (0.04)       --
 ----                              -----         -----     -----
   Total Dividends and
         Distributions             (0.11)        (0.04)    (0.04)       --
 ----                              -----         -----     -----
Net Asset Value, End
 of Period............            $10.86        $10.53     $9.11     $9.69
                                  ======        ======     =====     =====
Total Return /(c)/ ...              4.15%/(f)/   16.09%    (5.56)%   (3.29)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........           $70,023       $45,114    $8,645    $1,153
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............              0.82%/(g)/    1.01%     1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............          0.82%/(g)/        1.01%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..              2.19%/(g)/    0.31%     1.46%     1.93%/(g)/
 Portfolio Turnover
  Rate................              11.8%/(g)/    41.1%     12.3%      4.0%/(g)/

                                   2004/(E)/      2003      2002     2001/(H)/
                                   ----           ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..            $10.55         $9.14     $9.72    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............              0.15          0.12      0.19      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........              0.33          1.42     (0.63)    (0.32)
                                    ----          ----     -----     -----
 Total From Investment
            Operations              0.48          1.54     (0.44)    (0.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...             (0.19)        (0.13)    (0.14)       --
 ----                              -----         -----     -----
   Total Dividends and
         Distributions             (0.19)        (0.13)    (0.14)       --
 ----                              -----         -----     -----
Net Asset Value, End
 of Period............            $10.84        $10.55     $9.14     $9.72
                                  ======        ======     =====     =====
Total Return..........              4.58%/(f)/   17.14%    (4.67)%   (2.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........          $248,920      $145,767   $42,265    $2,820
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............              0.12%/(g)/    0.12%     0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..              2.80%/(g)/    1.25%     2.34%     2.81%/(g)/
 Portfolio Turnover
  Rate................              11.8%/(g)/    41.1%     12.3%      4.0%/(g)/

                                   2004/(E)/      2003      2002     2001/(H)/
                                   ----           ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..            $10.53         $9.13     $9.71    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............              0.15          0.09     (0.02)     0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........              0.32          1.42     (0.45)    (0.45)
                                    ----          ----     -----     -----
 Total From Investment
            Operations              0.47          1.51     (0.47)    (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...             (0.16)        (0.11)    (0.11)       --
 ----                              -----         -----     -----
   Total Dividends and
         Distributions             (0.16)        (0.11)    (0.11)       --
 ----                              -----         -----     -----
Net Asset Value, End
 of Period............            $10.84        $10.53     $9.13     $9.71
                                  ======        ======     =====     =====
Total Return..........              4.51%/(f)/   16.73%    (4.91)%   (2.90)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........            $4,377        $2,804      $721       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............              0.38%/(g)/    0.38%     0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..              2.76%/(g)/    0.97%     2.27%     2.44%/(g)/
 Portfolio Turnover
  Rate................              11.8%/(g)/    41.1%     12.3%      4.0%/(g)/

                                   2004/(E)/      2003      2002     2001/(H)/
                                   ----           ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..            $10.53         $9.12     $9.70    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............              0.13          0.10      0.24      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........              0.33          1.41     (0.72)    (0.45)
                                    ----          ----     -----     -----
 Total From Investment
            Operations              0.46          1.51     (0.48)    (0.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...             (0.15)        (0.10)    (0.10)       --
 ----                              -----         -----     -----
   Total Dividends and
         Distributions             (0.15)        (0.10)    (0.10)       --
 ----                              -----         -----     -----
Net Asset Value, End
 of Period............            $10.84        $10.53     $9.12     $9.70
                                  ======        ======     =====     =====
Total Return..........              4.38%/(f)/   16.73%    (5.04)%   (3.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........               $15           $11        $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............              0.50%/(g)/    0.50%     0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..              2.43%/(g)/    1.02%     2.50%     2.31%/(g)/
 Portfolio Turnover
  Rate................              11.8%/(g)/    41.1%     12.3%      4.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(i) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/      2003         2002     2001/(J)/
                           ----           ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.22         $8.74        $9.49    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10          0.04           --      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.38          1.49        (0.66)    (0.62)
                            ----          ----        -----     -----
 Total From Investment
            Operations      0.48          1.53        (0.66)    (0.51)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)        (0.05)       (0.09)       --
 ----                      -----         -----        -----
   Total Dividends and
         Distributions     (0.09)        (0.05)       (0.09)       --
 ----                      -----         -----        -----
Net Asset Value, End
 of Period............    $10.61        $10.22        $8.74     $9.49
                          ======        ======        =====     =====
Total Return..........      4.70%/(f)/   17.61%       (7.09)%   (5.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,836        $1,781         $646       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.69%/(g)/    0.69%        0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.89%/(g)/    0.43%        1.35%     1.65%/(g)/
 Portfolio Turnover
  Rate................      12.1%/(g)/    52.4%/(h)/   19.9%     60.2%/(g)/

                           2004/(E)/      2003         2002     2001/(J)/
                           ----           ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.19         $8.73        $9.48    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08         (0.01)        0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.39          1.51        (0.79)    (0.62)
                            ----          ----        -----     -----
 Total From Investment
            Operations      0.47          1.50        (0.68)    (0.52)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)        (0.04)       (0.07)       --
 ----                      -----         -----        -----
   Total Dividends and
         Distributions     (0.07)        (0.04)       (0.07)       --
 ----                      -----         -----        -----
Net Asset Value, End
 of Period............    $10.59        $10.19        $8.73     $9.48
                          ======        ======        =====     =====
Total Return..........      4.63%/(f)/   17.20%       (7.26)%   (5.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,945        $2,905          $12        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%/(g)/    0.87%        0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.44%/(g)/   (0.07)%       1.64%     1.45%/(g)/
 Portfolio Turnover
  Rate................      12.1%/(g)/    52.4%/(h)/   19.9%     60.2%/(g)/

                           2004/(E)/      2003         2002     2001/(K)/
                           ----           ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.21         $8.74        $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10         (0.01)        0.07      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.38          1.49        (0.78)    (0.52)
                            ----          ----        -----     -----
 Total From Investment
            Operations      0.48          1.48        (0.71)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)        (0.01)       (0.05)       --
 ----                      -----         -----        -----
   Total Dividends and
         Distributions     (0.07)        (0.01)       (0.05)       --
 ----                      -----         -----        -----
Net Asset Value, End
 of Period............    $10.62        $10.21        $8.74     $9.50
                          ======        ======        =====     =====
Total Return /(c)/ ...      4.66%/(f)/   16.91%       (7.52)%   (5.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $75,035       $55,252       $7,610      $839
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.93%/(g)/    1.09%        1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............      0.93%/(g)/    1.09%          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.84%/(g)/   (0.06)%       0.96%     1.39%/(g)/
 Portfolio Turnover
  Rate................      12.1%/(g)/    52.4%/(h)/   19.9%     60.2%/(g)/

                           2004/(E)/      2003         2002     2001/(J)/
                           ----           ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.21         $8.77        $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13          0.09         0.17      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.38          1.48        (0.79)    (0.50)
                            ----          ----        -----     -----
 Total From Investment
            Operations      0.51          1.57        (0.62)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.15)        (0.13)       (0.14)       --
 ----                      -----         -----        -----
   Total Dividends and
         Distributions     (0.15)        (0.13)       (0.14)       --
 ----                      -----         -----        -----
Net Asset Value, End
 of Period............    $10.57        $10.21        $8.77     $9.53
                          ======        ======        =====     =====
Total Return..........      5.02%/(f)/   18.16%       (6.63)%   (4.70)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $221,601      $147,968      $31,841    $3,816
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(g)/    0.12%        0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.53%/(g)/    0.97%        1.91%     2.29%/(g)/
 Portfolio Turnover
  Rate................      12.1%/(g)/    52.4%/(h)/   19.9%     60.2%/(g)/

                           2004/(E)/      2003         2002     2001/(J)/
                           ----           ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.21         $8.75        $9.51    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13          0.06         0.02      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.37          1.48        (0.66)    (0.62)
                            ----          ----        -----     -----
 Total From Investment
            Operations      0.50          1.54        (0.64)    (0.49)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.12)        (0.08)       (0.12)       --
 ----                      -----         -----        -----
   Total Dividends and
         Distributions     (0.12)        (0.08)       (0.12)       --
 ----                      -----         -----        -----
Net Asset Value, End
 of Period............    $10.59        $10.21        $8.75     $9.51
                          ======        ======        =====     =====
Total Return..........      4.94%/(f)/   17.81%       (6.89)%   (4.90)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,892        $4,020         $885       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.38%/(g)/    0.38%        0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.42%/(g)/    0.66%        1.59%     1.95%/(g)/
 Portfolio Turnover
  Rate................      12.1%/(g)/    52.4%/(h)/   19.9%     60.2%/(g)/

                           2004/(E)/      2003         2002     2001/(J)/
                           ----           ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.40         $8.75        $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10          0.04         0.20      0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.40          1.68        (0.84)    (0.62)
                            ----          ----        -----     -----
 Total From Investment
            Operations      0.50          1.72        (0.64)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.11)        (0.07)       (0.11)       --
 ----                      -----         -----        -----
   Total Dividends and
         Distributions     (0.11)        (0.07)       (0.11)       --
 ----                      -----         -----        -----
Net Asset Value, End
 of Period............    $10.79        $10.40        $8.75     $9.50
                          ======        ======        =====     =====
Total Return..........      4.82%/(f)/   19.77%/(i)/  (6.91)%   (5.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $24           $15           $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.50%/(g)/    0.50%        0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.91%/(g)/    0.21%        2.09%     1.82%/(g)/
 Portfolio Turnover
  Rate................      12.1%/(g)/    52.4%/(h)/   19.9%     60.2%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(i) /During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(k) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/     2003       2002     2001/(H)/
                          ----          ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.18        $8.65      $9.54    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09         0.01       0.04      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.44         1.56      (0.85)    (0.53)
                           ----         ----      -----     -----
 Total From Investment
            Operations     0.53         1.57      (0.81)    (0.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.04)     (0.07)       --
 Distributions from
  Realized Gains......       --           --      (0.01)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.09)       (0.04)     (0.08)       --
 ----                     -----        -----      -----
Net Asset Value, End
 of Period............   $10.62       $10.18      $8.65     $9.54
                         ======       ======      =====     =====
Total Return..........     5.19%/(f)/  18.33%     (8.57)%   (4.60)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,329         $327        $49        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%/(g)/   0.69%      0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.65%/(g)/   0.07%      1.14%     1.02%/(g)/
 Portfolio Turnover
  Rate................     20.1%/(g)/   46.0%      19.6%    316.2%/(g)/

                          2004/(E)/     2003       2002     2001/(H)/
                          ----          ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.18        $8.64      $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03        (0.01)      0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.49         1.58      (0.85)    (0.52)
                           ----         ----      -----     -----
 Total From Investment
            Operations     0.52         1.57      (0.82)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.03)     (0.06)       --
 Distributions from
  Realized Gains......       --           --      (0.01)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.07)       (0.03)     (0.07)       --
 ----                     -----        -----      -----
Net Asset Value, End
 of Period............   $10.63       $10.18      $8.64     $9.53
                         ======       ======      =====     =====
Total Return..........     5.10%/(f)/  18.25%     (8.74)%   (4.70)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,215         $405        $63        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%/(g)/   0.87%      0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.55%/(g)/  (0.09)%     0.98%     0.83%/(g)/
 Portfolio Turnover
  Rate................     20.1%/(g)/   46.0%      19.6%    316.2%/(g)/

                          2004/(E)/     2003       2002     2001/(I)/
                          ----          ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.15        $8.66      $9.55     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07        (0.07)      0.04      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43         1.56      (0.88)    (0.45)
                           ----         ----      -----     -----
 Total From Investment
            Operations     0.50         1.49      (0.84)    (0.43)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)          --      (0.04)       --
 Distributions from
  Realized Gains......       --           --      (0.01)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.01)          --      (0.05)       --
 -----                    -----                   -----
Net Asset Value, End
 of Period............   $10.64       $10.15      $8.66     $9.55
                         ======       ======      =====     =====
Total Return /(c)/ ...     4.93%/(f)/  17.26%     (8.89)%   (4.31)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,995      $12,332     $3,304      $344
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.13%/(g)/   1.60%      1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............     1.13%/(g)/   1.66%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.24%/(g)/  (0.71)%     0.45%     0.70%/(g)/
 Portfolio Turnover
  Rate................     20.1%/(g)/   46.0%      19.6%    316.2%/(g)/

                          2004/(E)/     2003       2002     2001/(H)/
                          ----          ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.22        $8.68      $9.58    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.07       0.16      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.45         1.56      (0.92)    (0.44)
                           ----         ----      -----     -----
 Total From Investment
            Operations     0.56         1.63      (0.76)    (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)       (0.09)     (0.13)       --
 Distributions from
  Realized Gains......       --           --      (0.01)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.15)       (0.09)     (0.14)       --
 ----                     -----        -----      -----
Net Asset Value, End
 of Period............   $10.63       $10.22      $8.68     $9.58
                         ======       ======      =====     =====
Total Return..........     5.48%/(f)/  19.06%     (8.12)%   (4.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $82,567      $47,706    $15,314    $2,969
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%/(g)/   0.12%      0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.11%/(g)/   0.78%      1.53%     1.77%/(g)/
 Portfolio Turnover
  Rate................     20.1%/(g)/   46.0%      19.6%    316.2%/(g)/

                          2004/(E)/     2003       2002     2001/(H)/
                          ----          ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.21        $8.67      $9.56    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.04       0.04      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43         1.57      (0.81)    (0.53)
                           ----         ----      -----     -----
 Total From Investment
            Operations     0.54         1.61      (0.77)    (0.44)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.07)     (0.11)       --
 Distributions from
  Realized Gains......       --           --      (0.01)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.12)       (0.07)     (0.12)       --
 ----                     -----        -----      -----
Net Asset Value, End
 of Period............   $10.63       $10.21      $8.67     $9.56
                         ======       ======      =====     =====
Total Return..........     5.31%/(f)/  18.76%     (8.26)%   (4.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,097         $927       $197       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%/(g)/   0.38%      0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.06%/(g)/   0.39%      1.16%     1.33%/(g)/
 Portfolio Turnover
  Rate................     20.1%/(g)/   46.0%      19.6%    316.2%/(g)/

                          2004/(E)/     2003       2002     2001/(H)/
                          ----          ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.19        $8.65      $9.55    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.05       0.16      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42         1.55      (0.95)    (0.53)
                           ----         ----      -----     -----
 Total From Investment
            Operations     0.53         1.60      (0.79)    (0.45)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.06)     (0.10)       --
 Distributions from
  Realized Gains......       --           --      (0.01)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.11)       (0.06)     (0.11)       --
 ----                     -----        -----      -----
Net Asset Value, End
 of Period............   $10.61       $10.19      $8.65     $9.55
                         ======       ======      =====     =====
Total Return..........     5.19%/(f)/  18.66%     (8.49)%   (4.50)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $10         $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%/(g)/   0.50%      0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.03%/(g)/   0.56%      1.67%     1.20%/(g)/
 Portfolio Turnover
  Rate................     20.1%/(g)/   46.0%      19.6%    316.2%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
(e) Six months ended April 30, 2004.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from March 1, 2001, date shares first offered, through October 31, 2001.
(i) Period from June 15, 2001, date shares first offered, through October 31, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.71         $8.13     $9.20    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08         (0.01)     0.10      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46          1.61     (1.09)    (0.83)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.54          1.60     (0.99)    (0.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)        (0.02)    (0.08)       --
 ----                     -----         -----     -----
   Total Dividends and
         Distributions    (0.05)        (0.02)    (0.08)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $10.20         $9.71     $8.13     $9.20
                         ======         =====     =====     =====
Total Return..........     5.62%/(f)/   19.75%   (10.88)%   (8.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $661           $92        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%/(g)/    0.69%     0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.50%/(g)/   (0.06)%    1.11%     0.51%/(g)/
 Portfolio Turnover
  Rate................     22.5%/(g)/    45.7%     25.4%     59.0%/(g)/

                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.70         $8.12     $9.19    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.04)     0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.57          1.63     (1.06)    (0.83)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.55          1.59     (1.00)    (0.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)        (0.01)    (0.07)       --
 ----                     -----         -----     -----
   Total Dividends and
         Distributions    (0.04)        (0.01)    (0.07)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $10.21         $9.70     $8.12     $9.19
                         ======         =====     =====     =====
Total Return..........     5.64%/(f)/   19.55%   (11.05)%   (8.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,716          $113       $15        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%/(g)/    0.87%     0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.31)%/(g)/  (0.37)%    0.70%     0.32%/(g)/
 Portfolio Turnover
  Rate................     22.5%/(g)/    45.7%     25.4%     59.0%/(g)/

                          2004/(E)/      2003      2002     2001/(I)/
                          ----           ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.67         $8.15     $9.20     $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         (0.08)     0.04        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.49          1.60     (1.04)    (0.77)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.50          1.52     (1.00)    (0.77)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --     (0.05)       --
 -----                                            -----
   Total Dividends and
         Distributions       --            --     (0.05)       --
 -----                                            -----
Net Asset Value, End
 of Period............   $10.17         $9.67     $8.15     $9.20
                         ======         =====     =====     =====
Total Return /(c)/ ...     5.17%/(f)/   18.67%   (10.98)%   (7.72)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,858        $1,636      $776      $273
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.70%/(g)/    1.70%     1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............     2.54%/(g)/    4.30%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.27%/(g)/   (0.97)%    0.35%     0.20%/(g)/
 Portfolio Turnover
  Rate................     22.5%/(g)/    45.7%     25.4%     59.0%/(g)/

                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.73         $8.14     $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10          0.04      0.15      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48          1.62     (1.09)    (0.80)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.58          1.66     (0.94)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)        (0.07)    (0.14)       --
 ----                     -----         -----     -----
   Total Dividends and
         Distributions    (0.11)        (0.07)    (0.14)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $10.20         $9.73     $8.14     $9.22
                         ======         =====     =====     =====
Total Return..........     5.99%/(f)/   20.54%   (10.45)%   (7.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $46,986       $30,633    $6,045    $2,265
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%/(g)/    0.12%     0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.91%/(g)/    0.43%     1.19%     1.09%/(g)/
 Portfolio Turnover
  Rate................     22.5%/(g)/    45.7%     25.4%     59.0%/(g)/

                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.73         $8.14     $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09            --      0.08      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48          1.64     (1.05)    (0.83)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.57          1.64     (0.97)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)        (0.05)    (0.11)       --
 ----                     -----         -----     -----
   Total Dividends and
         Distributions    (0.09)        (0.05)    (0.11)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $10.21         $9.73     $8.14     $9.22
                         ======         =====     =====     =====
Total Return..........     5.82%/(f)/   20.22%   (10.69)%   (7.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $971          $810       $33        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%/(g)/    0.38%     0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.77%/(g)/   (0.02)%    1.12%     0.82%/(g)/
 Portfolio Turnover
  Rate................     22.5%/(g)/    45.7%     25.4%     59.0%/(g)/

                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.72         $8.13     $9.21    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09          0.02      0.12      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46          1.61     (1.10)    (0.84)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.55          1.63     (0.98)    (0.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)        (0.04)    (0.10)       --
 ----                     -----         -----     -----
   Total Dividends and
         Distributions    (0.07)        (0.04)    (0.10)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $10.20         $9.72     $8.13     $9.21
                         ======         =====     =====     =====
Total Return..........     5.70%/(f)/   20.10%   (10.81)%   (7.90)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10           $10        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%/(g)/    0.50%     0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.73%/(g)/    0.28%     1.30%     0.69%/(g)/
 Portfolio Turnover
  Rate................     22.5%/(g)/    45.7%     25.4%     59.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
(e) Six months ended April 30, 2004.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from March 1, 2001, date shares first offered, through October 31, 2001.
(i) Period from June 15, 2001, date shares first offered, through October 31, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.73        $9.68     $9.99    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12         0.12     (0.04)     0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25         1.02     (0.15)    (0.22)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.37         1.14     (0.19)    (0.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)       (0.08)    (0.12)       --
 Distributions from
  Realized Gains......       --        (0.01)       --        --
 -----                                 -----
   Total Dividends and
         Distributions    (0.14)       (0.09)    (0.12)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.96       $10.73     $9.68     $9.99
                         ======       ======     =====     =====
Total Return..........     3.44%/(f)/  11.81%    (1.93)%   (0.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,556       $1,068      $767       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%/(g)/   0.69%     0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.12%/(g)/   1.04%     2.28%     3.11%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   43.9%     46.2%    103.3%/(g)/

                          2004/(E)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.72        $9.67     $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.06      0.16      0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33         1.06     (0.37)    (0.22)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.38         1.12     (0.21)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.06)    (0.10)       --
 Distributions from
  Realized Gains......       --        (0.01)       --        --
 -----                                 -----
   Total Dividends and
         Distributions    (0.12)       (0.07)    (0.10)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.98       $10.72     $9.67     $9.98
                         ======       ======     =====     =====
Total Return..........     3.54%/(f)/  11.63%    (2.11)%   (0.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $657         $242       $15       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%/(g)/   0.87%     0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.98%/(g)/   0.56%     2.55%     2.91%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   43.9%     46.2%    103.3%/(g)/

                          2004/(E)/     2003      2002     2001/(I)/
                          ----          ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.72        $9.68     $9.99    $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10         0.02      0.10      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25         1.06     (0.33)    (0.19)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.35         1.08     (0.23)    (0.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.03)    (0.08)       --
 Distributions from
  Realized Gains......       --        (0.01)       --        --
 -----                                 -----
   Total Dividends and
         Distributions    (0.09)       (0.04)    (0.08)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.98       $10.72     $9.68     $9.99
                         ======       ======     =====     =====
Total Return /(c)/ ...     3.27%/(f)/  11.15%    (2.29)%   (0.79)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,478       $8,325      $754      $104
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.01%/(g)/   1.30%     1.04%     1.04%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............     1.01%/(g)/   1.94%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.86%/(g)/   0.20%     1.84%     2.87%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   43.9%     46.2%    103.3%/(g)/

                          2004/(E)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.77        $9.72    $10.03    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.16      0.19      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25         1.04     (0.32)    (0.05)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.40         1.20     (0.13)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.14)    (0.18)       --
 Distributions from
  Realized Gains......       --        (0.01)       --        --
 -----                                 -----
   Total Dividends and
         Distributions    (0.20)       (0.15)    (0.18)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.97       $10.77     $9.72    $10.03
                         ======       ======     =====    ======
Total Return..........     3.73%/(f)/  12.41%    (1.36)%    0.30%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $71,293      $51,310   $16,909    $1,623
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%/(g)/   0.12%     0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.76%/(g)/   1.50%     2.97%     3.44%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   43.9%     46.2%    103.3%/(g)/

                          2004/(E)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.76        $9.70    $10.01    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14         0.12     (0.03)     0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25         1.06     (0.13)    (0.22)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.39         1.18     (0.16)     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.11)    (0.15)       --
 Distributions from
  Realized Gains......       --        (0.01)       --        --
 -----                                 -----
   Total Dividends and
         Distributions    (0.17)       (0.12)    (0.15)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.98       $10.76     $9.70    $10.01
                         ======       ======     =====    ======
Total Return..........     3.65%/(f)/  12.25%    (1.63)%    0.10%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,404       $1,170      $148       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%/(g)/   0.38%     0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.52%/(g)/   1.07%     3.11%     3.42%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   43.9%     46.2%    103.3%/(g)/

                          2004/(E)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.74        $9.69    $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14         0.14      0.30      0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.24         1.02     (0.47)    (0.22)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.38         1.16     (0.17)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.10)    (0.14)       --
 Distributions from
  Realized Gains......       --        (0.01)       --        --
 -----                                 -----
   Total Dividends and
         Distributions    (0.16)       (0.11)    (0.14)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.96       $10.74     $9.69    $10.00
                         ======       ======     =====    ======
Total Return..........     3.54%/(f)/  12.02%    (1.75)%    0.00%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $11       $10       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%/(g)/   0.50%     0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.57%/(g)/   1.27%     3.03%     3.28%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   43.9%     46.2%    103.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
(e) Six months ended April 30, 2004.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from March 1, 2001, date shares first offered, through October 31, 2001.
(i) Period from June 15, 2001, date shares first offered, through October 31, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/     2003      2002    2001/(H)/
                           ----          ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $14.46       $11.09    $10.41   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.14         0.43      0.23     0.39
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.32         3.22      0.79    (0.05)
                            ----         ----      ----    -----
 Total From Investment
            Operations      0.46         3.65      1.02     0.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.31)       (0.28)    (0.34)   (0.09)
 Distributions from
  Realized Gains......     (0.14)          --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.45)       (0.28)    (0.34)   (0.09)
                           -----        -----     -----    -----
Net Asset Value, End
 of Period............    $14.47       $14.46    $11.09   $10.41
                          ======       ======    ======   ======
Total Return..........      3.11%/(f)/  33.61%     9.94%    3.95%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $16,898       $7,552    $3,825   $1,302
 Ratio of Expenses to
  Average Net Assets..      1.41%/(g)/   1.42%     1.42%    1.42%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.42%/(g)/     --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.75%/(g)/   3.41%     3.35%    4.33%/(g)/
 Portfolio Turnover
  Rate................      95.2%/(g)/   35.4%     46.3%    77.5%/(g)/

                           2004/(E)/     2003      2002    2001/(H)/
                           ----          ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $14.34       $11.00    $10.40   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.14         0.42      0.48     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.31         3.18      0.44    (0.04)
                            ----         ----      ----    -----
 Total From Investment
            Operations      0.45         3.60      0.92     0.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.28)       (0.26)    (0.32)   (0.09)
 Distributions from
  Realized Gains......     (0.14)          --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.42)       (0.26)    (0.32)   (0.09)
                           -----        -----     -----    -----
Net Asset Value, End
 of Period............    $14.37       $14.34    $11.00   $10.40
                          ======       ======    ======   ======
Total Return..........      3.09%/(f)/  33.38%     8.96%    3.85%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,018       $4,603    $1,001   $1,339
 Ratio of Expenses to
  Average Net Assets..      1.59%/(g)/   1.60%     1.60%    1.60%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.60%/(g)/     --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.87%/(g)/   3.28%     3.17%    4.16%/(g)/
 Portfolio Turnover
  Rate................      95.2%/(g)/   35.4%     46.3%    77.5%/(g)/

                           2004/(E)/     2003      2002    2001/(I)/
                           ----          ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $14.42       $11.07    $10.45   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.14         0.37      0.30     0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.30         3.22      0.62     0.32
                            ----         ----      ----     ----
 Total From Investment
            Operations      0.44         3.59      0.92     0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.25)       (0.24)    (0.30)      --
 Distributions from
  Realized Gains......     (0.14)          --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.39)       (0.24)    (0.30)      --
 ----                      -----        -----     -----
Net Asset Value, End
 of Period............    $14.47       $14.42    $11.07   $10.45
                          ======       ======    ======   ======
Total Return /(c)/ ...      2.98%/(f)/  32.98%     8.88%    3.67%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $63,284      $51,874   $20,110   $2,108
 Ratio of Expenses to
  Average Net Assets..      1.72%/(g)/   1.90%     1.80%    1.76%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.73%/(g)/   1.95%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.77%/(g)/   2.95%     2.83%    4.01%/(g)/
 Portfolio Turnover
  Rate................      95.2%/(g)/   35.4%     46.3%    77.5%/(g)/

                           2004/(E)/     2003      2002    2001/(I)/
                           ----          ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $14.56       $11.17    $10.50   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20         0.54      0.45     0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.32         3.20      0.63     0.15
                            ----         ----      ----     ----
 Total From Investment
            Operations      0.52         3.74      1.08     0.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.40)       (0.35)    (0.41)      --
 Distributions from
  Realized Gains......     (0.14)          --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.54)       (0.35)    (0.41)      --
 ----                      -----        -----     -----
Net Asset Value, End
 of Period............    $14.54       $14.56    $11.17   $10.50
                          ======       ======    ======   ======
Total Return..........      3.46%/(f)/  34.31%    10.38%    4.17%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $158,647      $97,960       $11      $11
 Ratio of Expenses to
  Average Net Assets..      0.84%/(g)/   0.85%     0.85%    0.85%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.85%/(g)/     --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.61%/(g)/   4.08%     3.91%    4.91%/(g)/
 Portfolio Turnover
  Rate................      95.2%/(g)/   35.4%     46.3%    77.5%/(g)/

                           2004/(E)/     2003      2002    2001/(H)/
                           ----          ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $14.39       $11.03    $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18         0.46      0.23     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.31         3.21      0.75    (0.17)
                            ----         ----      ----    -----
 Total From Investment
            Operations      0.49         3.67      0.98     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.36)       (0.31)    (0.38)   (0.09)
 Distributions from
  Realized Gains......     (0.14)          --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.50)       (0.31)    (0.38)   (0.09)
                           -----        -----     -----    -----
Net Asset Value, End
 of Period............    $14.38       $14.39    $11.03   $10.43
                          ======       ======    ======   ======
Total Return..........      3.31%/(f)/  34.12%     9.47%    4.15%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $23,259      $19,221    $5,375   $1,307
 Ratio of Expenses to
  Average Net Assets..      1.10%/(g)/   1.11%     1.11%    1.11%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.11%/(g)/     --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.36%/(g)/   3.69%     3.42%    4.79%/(g)/
 Portfolio Turnover
  Rate................      95.2%/(g)/   35.4%     46.3%    77.5%/(g)/

                           2004/(E)/     2003      2002    2001/(H)/
                           ----          ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $14.38       $11.04    $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17         0.41      0.60     0.40
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.31         3.23      0.37    (0.04)
                            ----         ----      ----    -----
 Total From Investment
            Operations      0.48         3.64      0.97     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.34)       (0.30)    (0.36)   (0.09)
 Distributions from
  Realized Gains......     (0.14)          --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.48)       (0.30)    (0.36)   (0.09)
                           -----        -----     -----    -----
Net Asset Value, End
 of Period............    $14.38       $14.38    $11.04   $10.43
                          ======       ======    ======   ======
Total Return..........      3.25%/(f)/  33.74%     9.44%    4.15%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $460         $264      $850   $1,304
 Ratio of Expenses to
  Average Net Assets..      1.22%/(g)/   1.23%     1.22%    1.23%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.23%/(g)/     --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.22%/(g)/   3.53%     3.55%    4.52%/(g)/
 Portfolio Turnover
  Rate................      95.2%/(g)/   35.4%     46.3%    77.5%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(E)/      2003       2002     2001/(H)/
                          ----           ----       ----     ----
SMALLCAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $13.26         $9.70     $10.54    $10.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.01)     (0.01)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.38          3.57      (0.81)    (0.01)
                           ----          ----      -----     -----
 Total From Investment
            Operations     0.36          3.56      (0.82)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --         --     (0.01)
 Distributions from
  Realized Gains......    (0.03)           --      (0.02)       --
 ------                   -----                    -----
   Total Dividends and
         Distributions    (0.03)           --      (0.02)    (0.01)
   ----                   -----                    -----     -----
Net Asset Value, End
 of Period............   $13.59        $13.26      $9.70    $10.54
                         ======        ======      =====    ======
Total Return..........     2.71%/(f)/   36.70%     (7.79)%    0.69%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,169        $1,777       $906    $1,320
 Ratio of Expenses to
  Average Net Assets..     1.32%/(g)/    1.32%      1.31%     1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.32%/(g)/    1.32%      1.32%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.22)%/(g)/  (0.09)%    (0.08)%    0.14%/(g)/
 Portfolio Turnover
  Rate................    111.2%/(g)/   113.2%     108.8%    123.5%/(g)/

                          2004/(E)/      2003       2002     2001/(H)/
                          ----           ----       ----     ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $13.23         $9.69     $10.53    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.03)     (0.85)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.38          3.57       0.03     (0.02)
                           ----          ----       ----     -----
 Total From Investment
            Operations     0.34          3.54      (0.82)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --         --     (0.01)
 Distributions from
  Realized Gains......    (0.03)           --      (0.02)       --
  ----                    -----                    -----
   Total Dividends and
         Distributions    (0.03)           --      (0.02)    (0.01)
  ----                    -----                    -----     -----
Net Asset Value, End
 of Period............   $13.54        $13.23      $9.69    $10.53
                         ======        ======      =====    ======
Total Return..........     2.56%/(f)/   36.53%     (7.83)%    0.50%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,407          $254        $49    $1,338
 Ratio of Expenses to
  Average Net Assets..     1.50%/(g)/    1.50%      1.49%     1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.50%/(g)/    1.50%      1.50%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.52)%/(g)/  (0.29)%    (0.30)%   (0.04)%/(g)/
 Portfolio Turnover
  Rate................    111.2%/(g)/   113.2%     108.8%    123.5%/(g)/

                          2004/(E)/      2003       2002     2001/(I)/
                          ----           ----       ----     ----
SMALLCAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.96         $9.51     $10.38    $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.05)     (0.02)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.38          3.50      (0.83)    (0.07)
                           ----          ----      -----     -----
 Total From Investment
            Operations     0.34          3.45      (0.85)    (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.03)           --      (0.02)       --
  -----                   -----                    -----
   Total Dividends and
         Distributions    (0.03)           --      (0.02)       --
  -----                   -----                    -----
Net Asset Value, End
 of Period............   $13.27        $12.96      $9.51    $10.38
                         ======        ======      =====    ======
Total Return /(c)/ ...     2.62%/(f)/   36.28%     (8.23)%   (0.67)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $64,145       $47,377    $17,167    $2,480
 Ratio of Expenses to
  Average Net Assets..     1.61%/(g)/    1.70%      1.70%     1.66%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.61%/(g)/    1.84%      1.70%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.52)%/(g)/  (0.48)%    (0.44)%   (0.35)%/(g)/
 Portfolio Turnover
  Rate................    111.2%/(g)/   113.2%     108.8%    123.5%/(g)/

                          2004/(E)/      2003       2002     2001/(I)/
                          ----           ----       ----     ----
SMALLCAP BLEND FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $13.21         $9.60     $10.44    $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02          0.05       0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.38          3.56      (0.78)    (0.07)
                           ----          ----      -----     -----
 Total From Investment
            Operations     0.40          3.61      (0.75)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --      (0.06)       --
 Distributions from
  Realized Gains......    (0.03)           --      (0.02)       --
 Tax Return of Capital
  Distributions.......       --            --      (0.01)       --
  ----                                             -----
   Total Dividends and
         Distributions    (0.03)           --      (0.09)       --
  ----                    -----                    -----
Net Asset Value, End
 of Period............   $13.58        $13.21      $9.60    $10.44
                         ======        ======      =====    ======
Total Return..........     3.02%/(f)/   37.60%     (7.34)%   (0.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,052        $9,318     $4,681       $10
 Ratio of Expenses to
  Average Net Assets..     0.75%/(g)/    0.75%      0.74%     0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.75%/(g)/    0.75%      0.75%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.34%/(g)/    0.48%      0.66%     0.71%/(g)/
 Portfolio Turnover
  Rate................    111.2%/(g)/   113.2%     108.8%    123.5%/(g)/

                          2004/(E)/      2003       2002     2001/(H)/
                          ----           ----       ----     ----
SMALLCAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $13.36         $9.74     $10.58    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01          0.01       0.16      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.38          3.61      (0.94)    (0.02)
                           ----          ----      -----     -----
 Total From Investment
            Operations     0.39          3.62      (0.78)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --      (0.03)    (0.01)
 Distributions from
  Realized Gains......    (0.03)           --      (0.02)       --
 Tax Return of Capital
  Distributions.......       --            --      (0.01)       --
  -----                                            -----
   Total Dividends and
         Distributions    (0.03)           --      (0.06)    (0.01)
   ----                   -----                    -----     -----
Net Asset Value, End
 of Period............   $13.72        $13.36      $9.74    $10.58
                         ======        ======      =====    ======
Total Return..........     2.91%/(f)/   37.17%     (7.48)%    0.98%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,152        $5,163       $202    $1,322
 Ratio of Expenses to
  Average Net Assets..     1.01%/(g)/    1.01%      1.00%     1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.01%/(g)/    1.01%      1.01%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.09%/(g)/    0.06%      0.19%     0.31%/(g)/
 Portfolio Turnover
  Rate................    111.2%/(g)/   113.2%     108.8%    123.5%/(g)/

                          2004/(E)/      2003       2002     2001/(H)/
                          ----           ----       ----     ----
SMALLCAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $13.28         $9.69     $10.57    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --          0.01       0.79      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37          3.58      (1.63)    (0.01)
                           ----          ----      -----     -----
 Total From Investment
            Operations     0.37          3.59      (0.84)     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --      (0.02)    (0.01)
 Distributions from
  Realized Gains......    (0.03)           --      (0.02)       --
  -----                   -----                    -----
   Total Dividends and
         Distributions    (0.03)           --      (0.04)    (0.01)
   ----                   -----                    -----     -----
Net Asset Value, End
 of Period............   $13.62        $13.28      $9.69    $10.57
                         ======        ======      =====    ======
Total Return..........     2.78%/(f)/   37.05%     (7.98)%    0.88%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $15           $14        $10    $1,322
 Ratio of Expenses to
  Average Net Assets..     1.13%/(g)/    1.13%      1.12%     1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.13%/(g)/    1.13%      1.12%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.03)%/(g)/   0.10%      0.07%     0.33%/(g)/
 Portfolio Turnover
  Rate................    111.2%/(g)/   113.2%     108.8%    123.5%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.54, $.55, $.55 and $.55 per share, respectively, from November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(E)/      2003      2002      2001/(H)/
                          ----           ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.62         $5.03     $7.56      $9.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.04)    (0.06)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.04          2.63     (2.11)     (1.82)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.01          2.59     (2.17)     (1.88)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --     (0.36)        --
  -----                                           -----
   Total Dividends and
         Distributions       --            --     (0.36)        --
  -----                                           -----
Net Asset Value, End
 of Period............    $7.63         $7.62     $5.03      $7.56
                          =====         =====     =====      =====
Total Return..........     0.13%/(f)/   51.49%   (30.69)%   (19.06)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $643          $954      $630       $947
 Ratio of Expenses to
  Average Net Assets..     1.27%/(g)/    1.32%     1.32%      1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.32%/(g)/      --      1.32%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.81)%/(g)/  (0.67)%   (0.93)%    (1.02)%/(g)/
 Portfolio Turnover
  Rate................    214.6%/(g)/   270.1%    255.3%     178.3%/(g)/

                          2004/(E)/      2003      2002      2001/(H)/
                          ----           ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.60         $5.03     $7.56      $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.05)    (0.08)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.04          2.62     (2.09)     (1.81)
                           ----          ----     -----      -----
 Total From Investment
            Operations       --          2.57     (2.17)     (1.89)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --     (0.36)        --
  -----                                           -----
   Total Dividends and
         Distributions       --            --     (0.36)        --
  -----                                           -----
Net Asset Value, End
 of Period............    $7.60         $7.60     $5.03      $7.56
                          =====         =====     =====      =====
Total Return..........     0.00%/(f)/   51.09%   (30.69)%   (19.14)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $675          $985      $646       $963
 Ratio of Expenses to
  Average Net Assets..     1.45%/(g)/    1.50%     1.49%      1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.50%/(g)/      --      1.50%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.99)%/(g)/  (0.85)%   (1.11)%    (1.19)%/(g)/
 Portfolio Turnover
  Rate................    214.6%/(g)/   270.1%    255.3%     178.3%/(g)/

                          2004/(E)/      2003      2002      2001/(I)/
                          ----           ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.29         $4.84     $7.31      $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.08)    (0.20)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.04          2.53     (1.91)     (1.72)
                           ----          ----     -----      -----
 Total From Investment
            Operations    (0.01)         2.45     (2.11)     (1.75)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --     (0.36)        --
  -----                                           -----
   Total Dividends and
         Distributions       --            --     (0.36)        --
  -----                                           -----
Net Asset Value, End
 of Period............    $7.28         $7.29     $4.84      $7.31
                          =====         =====     =====      =====
Total Return /(c)/ ...    (0.14)%/(f)/  50.62%   (30.92)%   (18.42)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,540       $16,886    $4,449     $1,322
 Ratio of Expenses to
  Average Net Assets..     1.73%/(g)/    1.88%     1.70%      1.64%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.76%/(g)/    2.18%     1.70%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.27)%/(g)/  (1.26)%   (1.27)%    (1.32)%/(g)/
 Portfolio Turnover
  Rate................    214.6%/(g)/   270.1%    255.3%     178.3%/(g)/

                          2004/(E)/      2003      2002      2001/(I)/
                          ----           ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.48         $4.91     $7.35      $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)           --        --      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.04          2.57     (2.08)     (1.70)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.03          2.57     (2.08)     (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --     (0.36)        --
  -----                                           -----
   Total Dividends and
         Distributions       --            --     (0.36)        --
  -----                                           -----
Net Asset Value, End
 of Period............    $7.51         $7.48     $4.91      $7.35
                          =====         =====     =====      =====
Total Return..........     0.40%/(f)/   52.34%   (30.33)%   (17.97)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $8            $8    $4,344       $560
 Ratio of Expenses to
  Average Net Assets..     0.71%/(g)/    0.75%     0.75%      0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.75%/(g)/      --      0.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.24)%/(g)/  (0.08)%   (0.31)%    (0.45)%/(g)/
 Portfolio Turnover
  Rate................    214.6%/(g)/   270.1%    255.3%     178.3%/(g)/

                          2004/(E)/      2003      2002      2001/(H)/
                          ----           ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.69         $5.06     $7.58      $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.02)    (0.04)     (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.04          2.65     (2.12)     (1.77)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.02          2.63     (2.16)     (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --     (0.36)        --
  -----                                           -----
   Total Dividends and
         Distributions       --            --     (0.36)        --
  -----                                           -----
Net Asset Value, End
 of Period............    $7.71         $7.69     $5.06      $7.58
                          =====         =====     =====      =====
Total Return..........     0.26%/(f)/   51.98%   (30.47)%   (19.02)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $815        $1,102      $666       $948
 Ratio of Expenses to
  Average Net Assets..     0.97%/(g)/    1.01%     1.01%      1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.01%/(g)/      --      1.01%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.50)%/(g)/  (0.37)%   (0.62)%    (0.77)%/(g)/
 Portfolio Turnover
  Rate................    214.6%/(g)/   270.1%    255.3%     178.3%/(g)/

                          2004/(E)/      2003      2002      2001/(H)/
                          ----           ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.67         $5.06     $7.58      $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.03)    (0.05)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.04          2.64     (2.11)     (1.82)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.02          2.61     (2.16)     (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --     (0.36)        --
  -----                                           -----
   Total Dividends and
         Distributions       --            --     (0.36)        --
  -----                                           -----
Net Asset Value, End
 of Period............    $7.69         $7.67     $5.06      $7.58
                          =====         =====     =====      =====
Total Return..........     0.26%/(f)/   51.58%   (30.47)%   (19.02)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $649          $959      $633       $948
 Ratio of Expenses to
  Average Net Assets..     1.08%/(g)/    1.13%     1.12%      1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.13%/(g)/      --      1.12%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.62)%/(g)/  (0.48)%   (0.74)%    (0.83)%/(g)/
 Portfolio Turnover
  Rate................    214.6%/(g)/   270.1%    255.3%     178.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred recognized $.01 of net operating loss per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized loss of $ .55 per share, during the initial interim period.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(D)/      2003      2002     2001/(G)/
                          ----           ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.91         $9.75    $10.36    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01          0.02      0.02      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.02          3.14     (0.49)    (0.11)
                           ----          ----     -----     -----
 Total From Investment
            Operations     1.03          3.16     (0.47)    (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --        --     (0.01)
 Distributions from
  Realized Gains......       --            --     (0.14)       --
 -----                                            -----
   Total Dividends and
         Distributions       --            --     (0.14)    (0.01)
  ----                                            -----     -----
Net Asset Value, End
 of Period............   $13.94        $12.91     $9.75    $10.36
                         ======        ======     =====    ======
Total Return..........     8.00%/(e)/   32.41%    (4.75)%   (0.93)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,657        $3,540      $676    $1,296
 Ratio of Expenses to
  Average Net Assets..     0.72%/(f)/    0.72%     0.72%     0.72%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.09%/(f)/    0.18%     0.09%     0.09%/(f)/
 Portfolio Turnover
  Rate................     64.1%/(f)/    44.6%     61.0%     62.0%/(f)/

                          2004/(D)/      2003      2002     2001/(G)/
                          ----           ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.87         $9.71    $10.34    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)           --     (0.01)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.02          3.16     (0.48)    (0.12)
                           ----          ----     -----     -----
 Total From Investment
            Operations     1.01          3.16     (0.49)    (0.12)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --        --     (0.01)
 Distributions from
  Realized Gains......       --            --     (0.14)       --
 -----                                            -----
   Total Dividends and
         Distributions       --            --     (0.14)    (0.01)
  ----                                            -----     -----
Net Asset Value, End
 of Period............   $13.88        $12.87     $9.71    $10.34
                         ======        ======     =====    ======
Total Return..........     7.87%/(e)/   32.54%    (4.96)%   (1.12)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,142        $3,176    $1,344    $1,294
 Ratio of Expenses to
  Average Net Assets..     0.90%/(f)/    0.90%     0.90%     0.90%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.09)%/(f)/   0.01%    (0.09)%   (0.09)%/(f)/
 Portfolio Turnover
  Rate................     64.1%/(f)/    44.6%     61.0%     62.0%/(f)/

                          2004/(D)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.49         $9.50    $10.14    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.05)    (0.01)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.98          3.04     (0.49)    (0.59)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.96          2.99     (0.50)    (0.60)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --     (0.14)       --
 -----                                            -----
   Total Dividends and
         Distributions       --            --     (0.14)       --
 -----                                            -----
Net Asset Value, End
 of Period............   $13.45        $12.49     $9.50    $10.14
                         ======        ======     =====    ======
Total Return /(b)/ ...     7.71%/(e)/   31.47%    (5.16)%   (5.59)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,046       $17,505    $7,197    $1,860
 Ratio of Expenses to
  Average Net Assets..     1.16%/(f)/    1.38%     1.10%     1.06%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.16%/(f)/    1.49%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.35)%/(f)/  (0.47)%   (0.28)%   (0.26)%/(f)/
 Portfolio Turnover
  Rate................     64.1%/(f)/    44.6%     61.0%     62.0%/(f)/

                          2004/(D)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $12.70         $9.59    $10.19    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05          0.08      0.07      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.00          3.07     (0.47)    (0.60)
                           ----          ----     -----     -----
 Total From Investment
            Operations     1.05          3.15     (0.40)    (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)        (0.04)    (0.06)       --
 Distributions from
  Realized Gains......       --            --     (0.14)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.05)        (0.04)    (0.20)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $13.70        $12.70     $9.59    $10.19
                         ======        ======     =====    ======
Total Return..........     8.27%/(e)/   33.04%    (4.19)%   (5.12)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,330       $18,585        $9        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%/(f)/    0.15%     0.15%     0.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.67%/(f)/    0.74%     0.66%     0.65%/(f)/
 Portfolio Turnover
  Rate................     64.1%/(f)/    44.6%     61.0%     62.0%/(f)/

                          2004/(D)/      2003      2002     2001/(G)/
                          ----           ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.95         $9.77    $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03          0.05      0.02      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.01          3.15     (0.45)    (0.14)
                           ----          ----     -----     -----
 Total From Investment
            Operations     1.04          3.20     (0.43)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)        (0.02)    (0.03)    (0.01)
 Distributions from
  Realized Gains......       --            --     (0.14)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.01)        (0.02)    (0.17)    (0.01)
                          -----         -----     -----     -----
Net Asset Value, End
 of Period............   $13.98        $12.95     $9.77    $10.37
                         ======        ======     =====    ======
Total Return..........     8.07%/(e)/   32.80%    (4.35)%   (0.83)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,074       $15,535    $6,850    $1,302
 Ratio of Expenses to
  Average Net Assets..     0.41%/(f)/    0.41%     0.41%     0.41%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.40%/(f)/    0.51%     0.42%     0.35%/(f)/
 Portfolio Turnover
  Rate................     64.1%/(f)/    44.6%     61.0%     62.0%/(f)/

                          2004/(D)/      2003      2002     2001/(G)/
                          ----           ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $12.94         $9.76    $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02          0.05      0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.02          3.14     (0.51)    (0.11)
                           ----          ----     -----     -----
 Total From Investment
            Operations     1.04          3.19     (0.45)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.01)    (0.02)    (0.01)
 Distributions from
  Realized Gains......       --            --     (0.14)       --
 -----                                            -----
   Total Dividends and
         Distributions       --         (0.01)    (0.16)    (0.01)
  ----                                  -----     -----     -----
Net Asset Value, End
 of Period............   $13.98        $12.94     $9.76    $10.37
                         ======        ======     =====    ======
Total Return..........     8.06%/(e)/   32.67%    (4.56)%   (0.83)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,791        $1,034      $570    $1,298
 Ratio of Expenses to
  Average Net Assets..     0.53%/(f)/    0.53%     0.52%     0.53%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.28%/(f)/    0.36%     0.28%     0.28%/(f)/
 Portfolio Turnover
  Rate................     64.1%/(f)/    44.6%     61.0%     62.0%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from November 30, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
SMALLCAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $14.78        $10.56    $10.62    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)           --      0.05      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.76          4.22      0.40      0.37
                           ----          ----      ----      ----
 Total From Investment
            Operations     0.73          4.22      0.45      0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --     (0.04)    (0.03)
 Distributions from
  Realized Gains......    (0.47)           --     (0.47)       --
  ----                    -----                   -----
   Total Dividends and
         Distributions    (0.47)           --     (0.51)    (0.03)
  ----                    -----                   -----     -----
Net Asset Value, End
 of Period............   $15.04        $14.78    $10.56    $10.62
                         ======        ======    ======    ======
Total Return..........     4.97%/(f)/   40.02%     3.98%     4.89%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,254          $891    $1,145    $1,328
 Ratio of Expenses to
  Average Net Assets..     1.32%/(g)/    1.32%     1.31%     1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.32%/(g)/    1.32%     1.32%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.33)%/(g)/   0.04%     0.36%     0.64%/(g)/
 Portfolio Turnover
  Rate................    168.3%/(g)/   221.7%    134.3%     89.1%/(g)/

                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $14.74        $10.55    $10.60    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.01)     0.04      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.75          4.20      0.40      0.36
                           ----          ----      ----      ----
 Total From Investment
            Operations     0.71          4.19      0.44      0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --     (0.02)    (0.03)
 Distributions from
  Realized Gains......    (0.47)           --     (0.47)       --
  ----                    -----                   -----
   Total Dividends and
         Distributions    (0.47)           --     (0.49)    (0.03)
  ----                    -----                   -----     -----
Net Asset Value, End
 of Period............   $14.98        $14.74    $10.55    $10.60
                         ======        ======    ======    ======
Total Return..........     4.84%/(f)/   39.72%     3.90%     4.69%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,224          $650      $891    $1,326
 Ratio of Expenses to
  Average Net Assets..     1.50%/(g)/    1.50%     1.49%     1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.50%/(g)/    1.50%     1.50%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.47)%/(g)/  (0.14)%    0.19%     0.47%/(g)/
 Portfolio Turnover
  Rate................    168.3%/(g)/   221.7%    134.3%     89.1%/(g)/

                          2004/(E)/      2003      2002     2001/(I)/
                          ----           ----      ----     ----
SMALLCAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.53        $10.42    $10.48    $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.04)    (0.01)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.74          4.15      0.42     (0.16)
                           ----          ----      ----     -----
 Total From Investment
            Operations     0.69          4.11      0.41     (0.16)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.47)           --     (0.47)       --
 ------                   -----                   -----
   Total Dividends and
         Distributions    (0.47)           --     (0.47)       --
 ------                   -----                   -----
Net Asset Value, End
 of Period............   $14.75        $14.53    $10.42    $10.48
                         ======        ======    ======    ======
Total Return /(c)/ ...     4.77%/(f)/   39.44%     3.65%    (1.04)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,663       $12,945    $4,953      $749
 Ratio of Expenses to
  Average Net Assets..     1.70%/(g)/    1.70%     1.69%     1.66%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.72%/(g)/    2.14%     1.70%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.67)%/(g)/  (0.35)%   (0.07)%    0.12%/(g)/
 Portfolio Turnover
  Rate................    168.3%/(g)/   221.7%    134.3%     89.1%/(g)/

                          2004/(E)/      2003      2002     2001/(I)/
                          ----           ----      ----     ----
SMALLCAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $14.68        $10.48    $10.54    $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02          0.07      0.12      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.75          4.20      0.39     (0.11)
                           ----          ----      ----     -----
 Total From Investment
            Operations     0.77          4.27      0.51     (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.07)    (0.10)       --
 Distributions from
  Realized Gains......    (0.47)           --     (0.47)       --
 ------                   -----                   -----
   Total Dividends and
         Distributions    (0.47)        (0.07)    (0.57)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $14.98        $14.68    $10.48    $10.54
                         ======        ======    ======    ======
Total Return..........     5.28%/(f)/   40.94%     4.60%    (0.47)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,322       $10,493    $9,641    $1,144
 Ratio of Expenses to
  Average Net Assets..     0.75%/(g)/    0.75%     0.74%     0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.75%/(g)/    0.75%     0.75%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.28%/(g)/    0.62%     0.88%     0.79%/(g)/
 Portfolio Turnover
  Rate................    168.3%/(g)/   221.7%    134.3%     89.1%/(g)/

                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
SMALLCAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $14.82        $10.58    $10.64    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --          0.04      0.11      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.75          4.24      0.37      0.31
                           ----          ----      ----      ----
 Total From Investment
            Operations     0.75          4.28      0.48      0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.04)    (0.07)    (0.03)
 Distributions from
  Realized Gains......    (0.47)           --     (0.47)       --
  -----                   -----                   -----
   Total Dividends and
         Distributions    (0.47)        (0.04)    (0.54)    (0.03)
                          -----         -----     -----     -----
Net Asset Value, End
 of Period............   $15.10        $14.82    $10.58    $10.64
                         ======        ======    ======    ======
Total Return..........     5.09%/(f)/   40.56%     4.29%     5.09%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,095        $1,139    $1,056    $1,330
 Ratio of Expenses to
  Average Net Assets..     1.01%/(g)/    1.01%     1.00%     1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.01%/(g)/    1.01%     1.01%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.02)%/(g)/   0.34%     0.67%     1.18%/(g)/
 Portfolio Turnover
  Rate................    168.3%/(g)/   221.7%    134.3%     89.1%/(g)/

                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
SMALLCAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $14.80        $10.57    $10.63    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)         0.02      0.10      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.75          4.24      0.37      0.37
                           ----          ----      ----      ----
 Total From Investment
            Operations     0.74          4.26      0.47      0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.03)    (0.06)    (0.03)
 Distributions from
  Realized Gains......    (0.47)           --     (0.47)       --
  -----                   -----                   -----
   Total Dividends and
         Distributions    (0.47)        (0.03)    (0.53)    (0.03)
                          -----         -----     -----     -----
Net Asset Value, End
 of Period............   $15.07        $14.80    $10.57    $10.63
                         ======        ======    ======    ======
Total Return..........     5.03%/(f)/   40.34%     4.17%     4.99%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $278          $187      $876    $1,330
 Ratio of Expenses to
  Average Net Assets..     1.13%/(g)/    1.12%     1.11%     1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.13%/(g)/    1.13%     1.12%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.09)%/(g)/   0.23%     0.56%     0.83%/(g)/
 Portfolio Turnover
  Rate................    168.3%/(g)/   221.7%    134.3%     89.1%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Fund, Inc. and Principal Mutual Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be "interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                                                  FUND             OTHER
                                                                COMPLEX        DIRECTORSHIPS
NAME, POSITION HELD WITH THE FUND,  PRINCIPAL OCCUPATION(S)   OVERSEEN BY         HELD BY
    ADDRESS, AND DATE OF BIRTH        DURING PAST 5 YEARS       DIRECTOR         DIRECTOR*
----------------------------------  -----------------------  -------------     -------------


                                                      92             None

 James D. Davis
 Director since 1974     Attorney. Vice
 Member Audit and        President, Deere and
 Nominating Committee    Company, Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

                                                      92             None
 Richard W. Gilbert
 Director since 1985
 Member Audit and        President, Gilbert
 Nominating Committee    Communications, Inc.
 5040 Arbor Lane,        since 1993.
 #302, Northfield,
 Illinois.
 05/08/40

                                                      92             None

                         Executive Vice
 Mark A. Grimmett        President and CFO,
 Director since 2004     Merle Norman
 Member Audit and        Cosmetics, Inc.,
 Nominating Committee    since 2000. Prior
 6310 Deerfield Avenue   thereto, Vice
 San Gabriel,            President and CFO.
 California
 04/03/60

                                                      92
                                                                Casey's General
                                                                  Stores, Inc.
 William C. Kimball
 Director since 1999     Chairman and CEO,
 Member Audit and        Medicap Pharmacies,
 Nominating Committee    Inc. Retired.
 4350 Westown Parkway,
 Suite 400
 West Des Moines, Iowa
 11/28/47

                                                      92              None

 Barbara A. Lukavsky
 Director since 1987
 Member Audit and        President and CEO,
 Nominating Committee    Barbican Enterprises,
 Member Executive        Inc. since 1997.
 Committee
 13731 Bay Hill Court,
 Clive, Iowa
 09/10/40


  * Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.


THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF AN AFFILIATION WITH THE MANAGER AND

PRINCIPAL LIFE. .

                         Director, Principal
                         Management
                         Corporation and
                         Princor Financial
                         Services Corporation
                         ("Princor") since                             None
 John E. Aschenbrenner   1998. President,
 Director since 1998     Insurance and
 08/16/49                Financial Services,
                         Principal Life since
                         2003. Executive Vice
                         President, 2000-2003.
                         Prior thereto, Senior
                         Vice President.

                         Director and
                         President, Princor
 Ralph C. Eucher         and Principal
 Director and            Management
 President since 1999    Corporation, since                            None
 Member Executive        1999. Senior Vice
 Committee               President, Principal
 06/14/52                Life, since 2002.
                         Prior thereto, Vice
                         President.

                         Chairman and
                         Director, Princor and                         None
 Larry D. Zimpleman      Principal Management
 Director and Chairman   Corporation since
 of the Board since      2002. President,
 December 2001           Retirement and
 Member Executive        Investor Services,
 Committee               Principal Life since
 09/07/51                2003. Executive Vice
                         President, 2001-2003.
                         Prior thereto, Senior
                         Vice President.

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Additional information about the Fund is available in the Prospectus and Statement of Additional Information both dated March 1, 2004. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


PROXY VOTING POLICIES


A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.

Item 2. Code of Ethics.

         Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

         Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

         Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

         None

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 24th day of June, 2004.

                                        Principal Investors Fund, Inc.
                                                (Registrant)

                                                /s/ Ralph C. Eucher
                                        By _____________________________________
                                           Ralph C. Eucher, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       Signature                         Title                       Date


/s/ R. C. Eucher
_____________________________      President and Director        June 24, 2004
R. C. Eucher                                                   _________________


/s/ Jill R. Brown
_____________________________      Vice President and            June 24, 2004
J. R. Brown                        Chief Financial Officer     _________________